UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2010

Date of reporting period:	3/31/2010

Item 1. Schedule of Investments
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.2%

AFFILIATED MUTUAL FUNDS(w) — 66.1%
AST Cohen & Steers Realty Portfolio	41,246,245	$218,605,096
AST DeAM Large-Cap Value Portfolio	8,727,092	71,474,880
AST Federated Aggressive Growth Portfolio	1,621,969	12,229,647
AST Global Real Estate Portfolio	30,723,905	219,368,678
AST Goldman Sachs Concentrated Growth Portfolio*	2,732,097	69,067,413
AST Goldman Sachs Mid-Cap Growth Portfolio*	7,646,875	36,475,594
AST High Yield Portfolio	47,132,825	338,413,687
AST International Growth Portfolio	36,581,377	373,130,048
AST International Value Portfolio	25,605,378	371,790,086
AST Jennison Large-Cap Growth Portfolio	4,691,733	52,265,909
AST Jennison Large-Cap Value Portfolio	4,226,951	47,849,086
AST Large-Cap Value Portfolio	14,451,345	183,965,617
AST Marsico Capital Growth Portfolio	5,161,755	88,575,720
AST MFS Growth Portfolio	11,743,337	103,811,095
AST Mid-Cap Value Portfolio	7,058,137	73,263,464
AST Money Market Portfolio	125,856	125,856
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,051,958	36,483,809
AST Parametric Emerging Markets Equity Portfolio	39,656,884	341,049,203
AST PIMCO Limited Maturity Bond Porfolio	62,894	667,305
AST PIMCO Total Return Bond Portfolio	30,011,407	360,136,883
AST QMA US Equity Alpha Portfolio	13,794,275	142,908,692
AST Small-Cap Growth Portfolio	749,523	12,052,336
AST Small-Cap Value Portfolio	2,066,097	24,359,279
AST T. Rowe Price Large-Cap Growth Portfolio*	3,259,530	36,148,188
AST T. Rowe Price Natural Resources Portfolio	2,842,756	54,296,633
AST Western Asset Core Plus Bond Portfolio	15,162,705	154,204,709

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,050,069,135)		3,422,718,913

COMMON STOCKS — 4.3%

Aerospace & Defense
Alliant Techsystems, Inc.*	2,500	203,250
GenCorp, Inc.*	8,400	48,384
General Dynamics Corp.	4,400	339,680
L-3 Communications Holdings, Inc.	1,400	128,282
Northrop Grumman Corp.	6,200	406,534
Raytheon Co.	9,000	514,080

		1,640,210

Agriculture
Archer-Daniels-Midland Co.	2,300	66,470

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	38,400	2,144,640
HUB Group, Inc. (Class A Stock)*	63,000	1,762,740
UTi Worldwide, Inc. (British Virgin Islands)	65,100	997,332

		4,904,712

Airlines
Alaska Air Group, Inc.*	3,000	123,690
Allegiant Travel Co.*	4,400	254,584
Hawaiian Holdings, Inc.*	9,000	66,330

		444,604

Auto Parts & Equipment
Advance Auto Parts, Inc.	3,300	138,336
ArvinMeritor, Inc.*	5,000	66,750
Asbury Automotive Group, Inc.*	7,100	94,430
Cooper Tire & Rubber Co.	13,600	258,672
Johnson Controls, Inc.	7,300	240,827
TRW Automotive Holdings Corp.*	19,000	543,020

		1,342,035

Automobile Manufacturers
Oshkosh Corp.*	13,200	532,488

Beverages
Molson Coors Brewing Co. (Class B Stock)	1,600	67,296
Peet’s Coffee & Tea, Inc.*	3,500	138,775

		206,071

Biotechnology
Alexion Pharmaceuticals, Inc.*	4,200	228,354
Amgen, Inc.*	1,800	107,568
Biogen Idec, Inc.*	3,200	183,552
Cambrex Corp.*	6,000	24,300
Celera Corp.*	30,700	217,970
Cubist Pharmaceuticals, Inc.*	5,600	126,224
Gilead Sciences, Inc.*	7,900	359,292
Immunomedics, Inc.*	53,800	178,616
Life Technologies Corp.*	1,400	73,178

		1,499,054

Building & Construction
Thor Industries, Inc.	11,300	341,373

Building Materials
AAON, Inc.	1,100	24,882
Gibraltar Industries, Inc.*	3,000	37,830
Interline Brands, Inc.*	1,700	32,538
Lennox International, Inc.	3,300	146,256
Masco Corp.	1,300	20,176
Owens Corning*	17,000	432,480

		694,162

Business Services
Atrion Corp.	200	28,608

Chemicals — 0.1%
Ashland, Inc.	4,200	221,634
Celanese Corp. (Class A Stock)	14,300	455,455
Eastman Chemical Co.	2,500	159,200
Grace, (W.R.) & Co.*	4,300	119,368

Lubrizol Corp. (The)	5,000	458,600
Omnova Solutions, Inc.*	19,500	153,075
Schulman, (A.), Inc.	7,300	178,631
Spartech Corp.*	2,600	30,420
Stepan Co.	3,500	195,615
Symyx Technologies, Inc.*	13,200	59,268
Valspar Corp. (The)	1,000	29,480

		2,060,746

Clothing & Apparel
Coach, Inc.	13,300	525,616
Maidenform Brands, Inc.*	10,200	222,870
Under Armour, Inc. (Class A Stock)*	1,600	47,056
VF Corp.	1,200	96,180
Warnaco Group, Inc. (The)*	600	28,626

		920,348

Commercial Banks
Ameris Bancorp.	2,045	18,463
Community Bank System, Inc.	2,800	63,784
First Bancorp	2,800	37,856
FNB Corp.	21,500	174,365
Fulton Financial Corp.	10,300	104,957
Signature Bank*	3,200	118,560
Sun Bancorp, Inc.*	835	3,290
Susquehanna Bancshares, Inc.	2,700	26,487
Trustco Bank Corp.	9,400	57,998
Webster Financial Corp.	1,700	29,733
WesBanco, Inc.	1,600	26,016

		661,509

Commercial Services
DynCorp International, Inc. (Class A Stock)*	13,200	151,800
Education Management Corp.*	7,700	168,630
Electro Rent Corp.	700	9,191
Franklin Covey Co.*	3,900	30,966
Medifast, Inc.*	8,100	203,553
Moody’s Corp.	2,100	62,475
Towers Watson & Co. (Class A Stock)	1,000	47,500
Universal Technical Institute, Inc.*	7,400	168,868
VistaPrint NV (Netherlands)*	300	17,175

		860,158

Commercial Services & Supplies — 0.3%
Avis Budget Group, Inc.*	1,100	12,650
Capella Education Co.*	1,500	139,260
Career Education Corp.*	6,200	196,168
Convergys Corp.*	3,600	44,136
Deluxe Corp.	3,900	75,738
DeVry, Inc.	3,600	234,720
EnergySolutions, Inc.	247,900	1,593,997
Ennis, Inc.	6,700	109,009
GEO Group, Inc. (The)*	116,000	2,299,120
Hewitt Associates, Inc. (Class A Stock)*	500	19,890
IESI-BFC Ltd. (NYSE) (Canada)	110,200	1,889,930
IESI-BFC Ltd. (TSX) (Canada)	144,900	2,505,237
Kelly Services, Inc. (Class A Stock)*	3,700	61,642
Lender Processing Services, Inc.	6,300	237,825
M&F Worldwide Corp.*	3,000	91,800
On Assignment, Inc.*	3,800	27,094
PHH Corp.*	1,000	23,570
Republic Services, Inc.	131,220	3,808,004
Robert Half International, Inc.	5,800	176,494
RR Donnelley & Sons Co.	16,200	345,870
Schawk, Inc.	4,400	79,772
Service Corp. International	4,800	44,064
Shanks Group PLC (United Kingdom)	570,923	875,038
Waste Management, Inc.	35,900	1,236,037
Weight Watchers International, Inc.	4,100	104,673

		16,231,738

Computer Services & Software — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.*	22,200	434,232
DST Systems, Inc.	2,900	120,205
infoGROUP, Inc.*	12,100	94,380
Intuit, Inc.*	6,200	212,908
Pegasystems, Inc.	7,200	266,400
Riverbed Technology, Inc.*	14,000	397,600
Symantec Corp.*	17,600	297,792
Syntel, Inc.	2,600	100,022

		1,923,539

Computers & Peripherals
Apple, Inc.*	1,500	352,395
International Business Machines Corp.	500	64,125
NCI, Inc. (Class A Stock)*	600	18,138
Seagate Technology (Cayman Islands)*	26,200	478,412
Western Digital Corp.*	8,600	335,314

		1,248,384

Consumer Finance
Advance America Cash Advance Centers, Inc.	5,000	29,100
Nelnet, Inc. (Class A Stock)	7,400	137,344

		166,444

Consumer Products & Services — 0.1%
American Greetings Corp. (Class A Stock)	9,200	191,728
Avery Dennison Corp.	8,800	320,408
Blyth, Inc.	5,100	159,375
Clorox Co.	3,300	211,662
Helen of Troy Ltd. (Bermuda)*	4,200	109,452
Jarden Corp.	1,500	49,935
La-Z-Boy, Inc.*	4,800	60,192
Prestige Brands Holdings, Inc.*	1,700	15,300
Procter & Gamble Co. (The)	2,400	151,848
Scotts Miracle-Gro Co. (The) (Class A Stock)	11,500	533,025

		1,802,925

Containers & Packaging
AEP Industries, Inc.*	3,600	93,672
Bway Holding Co.*	4,300	86,430
Crown Holdings, Inc.*	3,000	80,880
Pactiv Corp.*	6,300	158,634
Rock-Tenn Co. (Class A Stock)	800	36,456

		456,072

Distribution/Wholesale
Brightpoint, Inc.*	17,000	128,010
Core-Mark Holding Co., Inc.*	5,100	156,111
Fossil, Inc.*	2,000	75,480

Ingram Micro, Inc. (Class A Stock)*	16,200	284,310
LKQ Corp.*	17,100	347,130
W.W. Grainger, Inc.	4,200	454,104

		1,445,145

Diversified Financial Services
Affiliated Managers Group, Inc.*	1,700	134,300
Ameriprise Financial, Inc.	2,300	104,328
GFI Group, Inc.	28,300	163,574
Invesco Ltd. (Bermuda)	8,400	184,044
NASDAQ OMX Group, Inc. (The)*	3,700	78,144
NYSE Euronext, Inc.	2,000	59,220
SLM Corp.*	32,200	403,144
T. Rowe Price Group, Inc.	400	21,972
Visa, Inc. (Class A Stock)	4,900	446,047
Waddell & Reed Financial, Inc. (Class A Stock)	1,300	46,852

		1,641,625

Diversified Telecommunication Services — 0.1%
Alaska Communications Systems Group, Inc.	139,300	1,131,116
Atlantic Tele-Network, Inc.	400	17,972
BCE, Inc. (Canada)	63,700	1,869,595
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	79,520	1,545,074
Iliad SA (France)	10,561	1,089,079

		5,652,836

Electric
Allegheny Energy, Inc.	9,800	225,400
Ameren Corp.	4,900	127,792
DPL, Inc.	11,300	307,247
DTE Energy Co.	1,000	44,600
FPL Group, Inc.	4,900	236,817
Mirant Corp.*	15,000	162,900
NV Energy, Inc.	22,700	279,891
Public Service Enterprise Group, Inc.	3,600	106,272

		1,490,919

Electric Utilities — 0.3%
American Electric Power Co., Inc.	39,000	1,333,020
CEZ A/S (Czech Republic)	29,200	1,379,351
Cia Energetica de Minas Gerais, ADR (Brazil)	80,000	1,331,200
CPFL Energia SA (Brazil)	30,700	616,123
CPFL Energy SA, 144A (Brazil)	52,700	1,057,645
Edison International	40,600	1,387,302
EDP — Energias do Brasil SA (Brazil)	40,900	784,951
EDP — Energias do Brasil SA, 144A (Brazil)	33,300	639,092
Enersis SA, ADR (Chile)	116,400	2,326,836
Entergy Corp.	35,700	2,904,195
Fortum Oyj (Finland)	52,600	1,286,618
Great Plains Energy, Inc.	82,506	1,532,136

		16,578,469

Electrical Equipment — 0.1%
A123 Systems, Inc.*	29,800	409,452
Broadwind Energy, Inc.*	230,920	1,032,212
Sunpower Corp.*	62,700	1,049,598
Trina Solar Ltd., ADR (Cayman Islands)*	38,400	937,344

		3,428,606

Electronic Components & Equipment — 0.1%
Arrow Electronics, Inc.*	5,600	168,728
Avnet, Inc.*	13,900	417,000
CTS Corp.	10,100	95,142
Gentex Corp.	14,000	271,880
Hubbell, Inc. (Class B Stock)	4,800	242,064
Jabil Circuit, Inc.	29,700	480,843
Mettler-Toledo International, Inc.*	3,600	393,120
National Instruments Corp.	12,400	413,540
Powell Industries, Inc.*	4,900	159,397
Taser International, Inc.*	21,700	127,162
Tech Data Corp.*	3,400	142,460
Thermo Fisher Scientific, Inc.*	7,200	370,368
Thomas & Betts Corp.*	4,600	180,504
Universal Electronics, Inc.*	3,100	69,254
Vicor Corp.*	2,900	40,049
Waters Corp.*	3,500	236,390

		3,807,901

Electronic Equipment & Instruments
Vishay Intertechnology, Inc.*	2,100	21,483

Energy — Alternate Sources
Green Plains Renewable Energy, Inc.*	3,900	55,653
Headwaters, Inc.*	3,600	16,524

		72,177

Engineering/Construction — 0.1%
Bouygues SA (France)	18,210	915,444
Chicago Bridge & Iron Co. NV (Netherlands)*	114,300	2,658,618
EMCOR Group, Inc.*	2,100	51,723
KBR, Inc.	5,800	128,528
McDermott International, Inc. (Panama)*	4,500	121,140
Shaw Group, Inc. (The)*	8,700	299,454
URS Corp.*	300	14,883
Vinci SA (France)	32,581	1,920,192

		6,109,982

Entertainment & Leisure
Carmike Cinemas, Inc.*	2,100	29,127
Mattel, Inc.	1,200	27,288
Polaris Industries, Inc.	1,300	66,508
Winnebago Industries, Inc.*	3,700	54,057

		176,980

Environmental Control
Nalco Holding Co.	18,800	457,404
Stericycle, Inc.*	4,700	256,150

		713,554

Equipment Services
Aruba Networks, Inc.*	20,600	281,396
AZZ, Inc.	1,900	64,315

		345,711

Farming & Agriculture
Bunge Ltd. (Bermuda)	2,900	178,727

Financial — Bank & Trust
Bank of America Corp.	2,800	49,980

Cardinal Financial Corp.	15,200	162,336
Citigroup, Inc.*	8,700	35,235
Goldman Sachs Group, Inc. (The)	1,000	170,630

		418,181

Financial Services
BlackRock, Inc.	1,200	261,312
Broadridge Financial Solutions, Inc.	1,300	27,794
Capital One Financial Corp.	4,300	178,063
Cowen Group, Inc. (Class A Stock)*	11,500	65,090
First Commonwealth Financial Corp.	8,300	55,693
MarketAxess Holdings, Inc.	2,400	37,752
Western Union Co. (The)	10,700	181,472

		807,176

Foods
Chiquita Brands International, Inc.*	6,700	105,391
Corn Products International, Inc.	700	24,262
Dean Foods Co.*	9,100	142,779
Del Monte Foods Co.	13,300	194,180
Kellogg Co.	200	10,686
Lancaster Colony Corp.	1,000	58,960
Sanderson Farms, Inc.	3,400	182,274
Smart Balance, Inc.*	2,700	17,496
Smithfield Foods, Inc.*	4,200	87,108
SUPERVALU, Inc.	13,200	220,176
Weis Markets, Inc.	1,500	54,540

		1,097,852

Forest & Paper Products
Boise, Inc.*	22,400	137,312

Gas Utilities — 0.1%
Enagas (Spain)	65,196	1,428,733
EQT Corp.	43,700	1,791,700
ONEOK, Inc.	53,000	2,419,450
Snam Rete Gas SpA (Italy)	195,840	992,584

		6,632,467

Hand/Machine Tools
Stanley Black & Decker, Inc.	800	45,928

Healthcare Equipment & Supplies
Medical Action Industries, Inc.*	1,800	22,086

Healthcare Products — 0.1%
American Medical Systems Holdings, Inc.*	1,500	27,870
Bruker Corp.*	16,600	243,190
Cooper Cos., Inc. (The)	4,900	190,512
Cutera, Inc.*	2,000	20,740
Hospira, Inc.*	4,200	237,930
Intuitive Surgical, Inc.*	1,500	522,195
Invacare Corp.	2,900	76,966
Inverness Medical Innovations, Inc.*	900	35,127
Meridian Bioscience, Inc.	8,000	162,960
Quidel Corp.*	14,000	203,560
Sirona Dental Systems, Inc.*	3,500	133,105
Techne Corp.	300	19,107

		1,873,262

Healthcare Products & Services
Affymetrix, Inc.*	12,000	88,080

Healthcare Providers & Services — 0.1%
American Dental Partners, Inc.*	8,100	105,705
Bio-Reference Labs, Inc.*	4,600	202,262
Community Health Systems, Inc.*	1,700	62,781
Health Net, Inc.*	3,200	79,584
Laboratory Corp. of America Holdings*	1,600	121,136
Lincare Holdings, Inc.*	12,400	556,512
Quest Diagnostics, Inc.	7,000	408,030
UnitedHealth Group, Inc.	5,300	173,151
US Physical Therapy, Inc.*	2,100	36,540
WellPoint, Inc.*	2,500	160,950

		1,906,651

Healthcare Services
IPC The Hospitalist Co., Inc.*	400	14,044
MEDNAX, Inc.*	1,000	58,190
Universal Health Services, Inc. (Class B Stock)	7,000	245,630

		317,864

Hotels, Restaurants & Leisure — 0.1%
BJ’s Restaurants, Inc.*	7,900	184,070
Bob Evans Farms, Inc.	2,700	83,457
Brinker International, Inc.	8,400	161,952
Cheesecake Factory, Inc. (The)*	10,600	286,836
Chipotle Mexican Grill, Inc. (Class A Stock)*	3,200	360,544
Cracker Barrel Old Country Store, Inc.	4,400	204,072
International Speedway Corp. (Class A Stock)	9,500	244,815
McDonald’s Corp.	2,400	160,128
Panera Bread Co. (Class A Stock)*	2,300	175,927
Papa John’s International, Inc.*	900	23,139
Steak n Shake Co. (The)*	100	38,127
Texas Roadhouse, Inc.*	8,700	120,843

		2,043,910

Household Durables
Newell Rubbermaid, Inc.	20,500	311,600
Tempur-Pedic International, Inc.*	9,600	289,536

		601,136

Household Products
Toro Co. (The)	5,500	270,435
Tupperware Brands Corp.	10,800	520,776
Whirlpool Corp.	1,400	122,150

		913,361

Independent Power Producers & Energy Traders — 0.2%
Algonquin Power & Utilities Corp. (Canada)	197,300	856,686
Algonquin Power & Utilities Corp., 144A (Canada)	116,200	504,546
China Longyuan Power Group Corp. (China)*	608,700	721,260
Constellation Energy Group, Inc.	101,400	3,560,154
Infigen Energy (Australia)	1,767,239	2,075,785
MPX Energia SA (Brazil)	78,000	1,048,275
NRG Energy, Inc.*	63,300	1,322,970

Tractebel Energia SA (Brazil)	133,600	1,491,247

		11,580,923

Industrial Conglomerates
3M Co.	3,200	267,424
Standex International Corp.	3,900	100,503

		367,927

Insurance — 0.1%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	4,300	192,855
American Equity Investment Life Holding Co.	5,300	56,445
Argo Group International Holdings Ltd. (Bermuda)	5,100	166,209
Aspen Insurance Holdings Ltd. (Bermuda)	13,400	386,456
AXIS Capital Holdings Ltd. (Bermuda)	1,100	34,386
Endurance Specialty Holdings Ltd. (Bermuda)	5,000	185,750
Flagstone Reinsurance Holdings Ltd. (Bermuda)	7,700	88,242
Hallmark Financial Services, Inc.*	6,200	55,800
Hartford Financial Services Group, Inc. (The)	3,200	90,944
Montpelier Re Holdings Ltd. (Bermuda)	4,600	77,326
PartnerRe Ltd. (Bermuda)	1,400	111,608
Platinum Underwriters Holdings Ltd. (Bermuda)	4,000	148,320
Presidential Life Corp.	4,300	42,871
Protective Life Corp.	1,800	39,582
Reinsurance Group of America, Inc.	1,200	63,024
Stewart Information Services Corp.	700	9,660
Transatlantic Holdings, Inc.	1,600	84,480
Unitrin, Inc.	4,900	137,445
XL Capital Ltd. (Class A Stock) (Cayman Islands)	8,900	168,210

		2,139,613

Internet Software & Services
F5 Networks, Inc.*	7,500	461,325
IAC/InterActiveCorp*	22,000	500,280
j2 Global Communications, Inc.*	4,900	114,660
Keynote Systems, Inc.	9,200	104,788
Online Resources Corp.*	1,800	7,254
S1 Corp.*	15,500	91,450
TIBCO Software, Inc.*	900	9,711
Travelzoo, Inc.*	3,200	48,032

		1,337,500

Investment Companies
Ares Capital Corp.	1,100	16,324
Fifth Street Finance Corp.	3,200	37,152

		53,476

Machinery — 0.1%
China South Locomotive and Rolling Stock Corp. (China)	1,952,100	1,531,157
Dover Corp.	6,100	285,175
Duoyuan Global Water, Inc., ADR (Virgin Islands)*	84,400	2,343,788
Force Protection, Inc.*	6,300	37,926
NACCO Industries, Inc. (Class A Stock)	300	22,245
New Flyer Industries, Inc. (Canada)	224,300	2,438,116

		6,658,407

Machinery & Equipment
Flowserve Corp.	1,300	143,351
IDEX Corp.	3,800	125,780
Joy Global, Inc.	3,700	209,420
Kennametal, Inc.	7,300	205,276
Lincoln Electric Holdings, Inc.	3,300	179,289
Manitowoc Co., Inc. (The)	14,000	182,000
Rockwell Automation, Inc.	6,500	366,340
Tennant Co.	4,600	125,994
Zebra Technologies Corp. (Class A Stock)*	1,000	29,600

		1,567,050

Manufacturing
Carlisle Cos., Inc.	2,000	76,200
Crane Co.	3,700	131,350
ITT Corp.	1,500	80,415
Leggett & Platt, Inc.	16,000	346,240
Pentair, Inc.	4,800	170,976
Trinity Industries, Inc.	10,200	203,592

		1,008,773

Media
CBS Corp. (Class B Stock)	4,800	66,912
Comcast Corp. (Class A Stock)	18,100	340,642
Courier Corp.	1,600	26,416
DIRECTV (Class A Stock)*	4,400	148,764
Gannett Co., Inc.	3,200	52,864
Journal Communications, Inc. (Class A Stock)*	3,000	12,600
Scholastic Corp.	8,300	232,400
Washington Post Co. (The) (Class B Stock)	300	133,254

		1,013,852

Medical Supplies & Equipment
Becton, Dickinson and Co.	2,500	196,825
IDEXX Laboratories, Inc.*	7,500	431,625

		628,450

Metals & Mining — 0.1%
AK Steel Holding Corp.	12,500	285,750
Alcoa, Inc.	26,200	373,088
Compass Minerals International, Inc.	1,200	96,276
Freeport-McMoRan Copper & Gold, Inc.	4,200	350,868
Newmont Mining Corp.	2,200	112,046
Southern Copper Corp.	13,900	440,213
Timken Co.	700	21,007
USEC, Inc.*	11,500	66,355
Walter Energy, Inc.	5,800	535,166

		2,280,769

Miscellaneous Manufacturers
Illinois Tool Works, Inc.	2,900	137,344

Multi-Utilities — 0.3%
Centrica PLC (United Kingdom)	351,700	1,568,555
CMS Energy Corp.	98,900	1,528,994
GDF Suez (France)	44,900	1,734,434

Hera SpA (Italy)	791,941	1,862,245
NiSource, Inc.	100,600	1,589,480
RWE AG (Germany)	13,824	1,224,850
Sempra Energy	55,600	2,774,440
Suez Environnement SA (France)	93,100	2,142,716
Veolia Environnement (France)	42,600	1,477,576

		15,903,290

Office Equipment & Supplies
Herman Miller, Inc.	3,700	66,822
Xerox Corp.	23,900	233,025

		299,847

Oil & Gas Exploration/Production
Continental Resources, Inc.*	4,500	191,475

Oil, Gas & Consumable Fuels — 0.5%
AGL Resources, Inc.	4,900	189,385
Approach Resources, Inc.*	1,900	17,252
Arena Resources, Inc.*	1,900	63,460
Atmos Energy Corp.	3,400	97,138
Atwood Oceanics, Inc.*	2,000	69,260
Berry Petroleum Co. (Class A Stock)	2,200	61,952
Blueknight Energy Partners LP*	112,600	1,034,231
Cal Dive International, Inc.*	23,300	170,789
Cheniere Energy, Inc.*	292,500	903,825
Chesapeake Energy Corp.	4,400	104,016
Chevron Corp.	4,800	363,984
Cimarex Energy Co.	4,800	285,024
ConocoPhillips	2,100	107,457
Contango Oil & Gas Co.*	300	15,345
Copano Energy LLC	72,500	1,749,425
Crescent Point Energy Corp. (Canada)	54,100	2,075,791
Crescent Point Energy Corp., 144A (Canada)	4,300	164,989
Devon Energy Corp.	1,200	77,316
El Paso Corp.	18,200	197,288
Enbridge, Inc. (Canada)	31,700	1,513,675
Energen Corp.	3,000	139,590
Energy Transfer Equity LP	78,400	2,645,216
Exxon Mobil Corp.	300	20,094
FMC Technologies, Inc.*	5,700	368,391
Gulfport Energy Corp.*	2,300	25,852
Helix Energy Solutions Group, Inc.*	22,000	286,660
Helmerich & Payne, Inc.	2,400	91,392
Marathon Oil Corp.	7,600	240,464
Murphy Oil Corp.	3,600	202,284
Petroquest Energy, Inc.*	9,700	48,791
Regency Energy Partners LP	129,600	2,844,720
Southern Union Co.	64,900	1,646,513
Southwestern Energy Co.*	1,700	69,224
Stone Energy Corp.*	9,700	172,175
Sunoco, Inc.	1,300	38,623
UGI Corp.	9,300	246,822
Unit Corp.*	7,100	300,188
VAALCO Energy, Inc.	4,900	24,206
W&T Offshore, Inc.	10,800	90,720
Whiting Petroleum Corp.*	20,900	1,689,556
Williams Cos., Inc. (The)	82,900	1,914,990
Williams Partners LP	23,000	925,290
World Fuel Services Corp.	3,800	101,232

		23,394,595

Paper & Forest Products
Glatfelter	3,000	43,470

Pharmaceuticals — 0.1%
Allergan, Inc.	2,900	189,428
Bristol-Myers Squibb Co.	9,700	258,990
Cephalon, Inc.*	1,700	115,226
Eli Lilly & Co.	1,000	36,220
Forest Laboratories, Inc.*	3,500	109,760
Idenix Pharmaceuticals, Inc.*	3,000	8,460
Isis Pharmaceuticals, Inc.*	22,400	244,608
Medco Health Solutions, Inc.*	1,300	83,928
Medicines Co. (The)*	10,200	79,968
NBTY, Inc.*	600	28,788
Par Pharmaceutical Cos., Inc.*	7,000	173,600
Perrigo Co.	1,200	70,464
Progenics Pharmaceuticals, Inc.*	8,500	45,305
USANA Health Sciences, Inc.*	600	18,846
Valeant Pharmaceuticals International*	11,300	484,883

		1,948,474

Pipelines
Spectra Energy Corp.	2,600	58,578

Real Estate
Forest City Enterprises, Inc. (Class A Stock)*	4,000	57,640

Real Estate Investment Trusts — 0.1%
Annaly Capital Management, Inc.	24,400	419,192
Anworth Mortgage Asset Corp.	9,400	63,356
Brandywine Realty Trust	7,100	86,691
CapLease, Inc.	4,400	24,420
Chimera Investment Corp.	66,600	259,074
Colonial Properties Trust	5,400	69,552
Hospitality Properties Trust	8,500	203,575
HRPT Properties Trust	8,900	69,242
Invesco Mortgage Capital, Inc.	4,100	94,300
MFA Financial, Inc.	24,900	183,264
Parkway Properties, Inc.	8,500	159,630
Ramco-Gershenson Properties Trust	4,100	46,166
Resource Capital Corp.,	3,000	20,280
Winthrop Realty Trust	1,600	19,264

		1,718,006

Retail & Merchandising — 0.1%
99 Cents Only Stores*	6,300	102,690
Aeropostale, Inc.*	2,650	76,399
America’s Car-Mart, Inc.*	2,200	53,064
AnnTaylor Stores Corp.*	4,800	99,360
AutoNation, Inc.*	3,300	59,664
Best Buy Co., Inc.	6,000	255,240
Big 5 Sporting Goods Corp.	3,500	53,270
Chico’s FAS, Inc.	22,900	330,218
Denny’s Corp.*	10,500	40,320
Dollar Tree, Inc.*	7,500	444,150
Family Dollar Stores, Inc.	3,700	135,457
Kirkland’s, Inc.*	4,900	102,900
Mccormick & Schmick’s Seafood Restaurants, Inc.*	2,300	23,161
PetSmart, Inc.	3,000	95,880
Phillips-Van Heusen Corp.	8,000	458,880
Ross Stores, Inc.	9,800	524,006
Sally Beauty Holdings, Inc.*	10,900	97,228

Target Corp.	4,800	252,480
TJX Cos., Inc.	4,300	182,836
Urban Outfitters, Inc.*	3,700	140,711
Wal-Mart Stores, Inc.	3,100	172,360
Williams-Sonoma, Inc.	8,100	212,949

		3,913,223

Road & Rail — 0.3%
All America Latina Logistica SA (Brazil)	295,760	2,704,224
CSX Corp.	46,300	2,356,670
Dollar Thrifty Automotive Group, Inc.*	2,700	86,751
National Express Group PLC (United Kingdom)	754,800	2,622,981
Union Pacific Corp.	40,200	2,946,660
Vitran Corp., Inc. (Canada)*	147,059	1,776,473

		12,493,759

Savings & Loan
First Defiance Financial Corp.	2,000	20,240
Provident Financial Services, Inc.	9,900	117,810

		138,050

Semiconductors — 0.1%
Applied Micro Circuits Corp.*	32,000	276,160
Broadcom Corp. (Class A Stock)	6,400	212,352
Cirrus Logic, Inc.*	41,600	349,024
Cypress Semiconductor Corp.*	17,200	197,800
Diodes, Inc.*	3,900	87,360
Fairchild Semiconductor International, Inc.*	5,600	59,640
Intel Corp.	5,600	124,656
Intersil Corp. (Class A Stock)	11,400	168,264
Linear Technology Corp.	5,900	166,852
LSI Corp.*	44,600	272,952
Marvell Technology Group Ltd. (Bermuda)*	22,100	450,398
Micrel, Inc.	3,800	40,508
National Semiconductor Corp.	8,600	124,270
PMC — Sierra, Inc.*	5,300	47,276
Semtech Corp.*	11,000	191,730
Silicon Laboratories, Inc.*	3,100	147,777
Teradyne, Inc.*	1,900	21,223
Texas Instruments, Inc.	19,100	467,377
Volterra Semiconductor Corp.*	3,500	87,850
Zoran Corp.*	18,400	197,984

		3,691,453

Software
Blackboard, Inc.*	3,600	149,976
BMC Software, Inc.*	10,500	399,000
Interactive Intelligence, Inc.*	7,500	140,175
McAfee, Inc.*	6,800	272,884
Microsoft Corp.	12,700	371,729
MSCI, Inc. (Class A Stock)*	5,600	202,160

		1,535,924

Specialty Retail
Jos. A. Bank Clothiers, Inc.*	1,700	92,905
Limited Brands, Inc.	4,000	98,480
Lithia Motors, Inc. (Class A Stock)*	7,200	46,080
Monro Muffler Brake, Inc.	4,100	146,616

		384,081

Telecommunications
Amdocs Ltd. (Guernsey)*	800	24,088
Arris Group, Inc.*	11,900	142,919
AT&T, Inc.	3,100	80,104
Cisco Systems, Inc.*	1,400	36,442
EchoStar Corp. (Class A Stock)*	8,900	180,492
Harris Corp.	1,800	85,482
Juniper Networks, Inc.*	2,600	79,768
Loral Space & Communications, Inc.*	3,400	119,408
NTELOS Holdings Corp.	2,600	46,254
Oplink Communications, Inc.*	4,300	79,722
Plantronics, Inc.	4,200	131,376
United States Cellular Corp.*	1,900	78,622
USA Mobility, Inc.*	20,200	255,934
Verizon Communications, Inc.	6,100	189,222

		1,529,833

Textiles, Apparel & Luxury Goods
Kenneth Cole Productions, Inc. (Class A Stock)*	7,400	94,794

Tobacco
Reynolds American, Inc.	3,100	167,338

Transportation
Dynamex, Inc.*	6,500	111,800
FedEx Corp.	2,400	224,160
Ryder System, Inc.	4,800	186,048
United Parcel Service, Inc. (Class B Stock)	1,200	77,292

		599,300

Transportation Infrastructure — 0.3%
Aegean Marine Petroleum Network, Inc. (Marshall Island)	109,200	3,099,096
Atlantia SpA (Italy)	122,712	2,864,021
Brisa Auto-Estradas de Portugal SA (Portugal)	167,649	1,422,021
Cia de Concessoes Rodoviarias (Brazil)	106,700	2,333,378
EcoRodovias Infrastructura e Logistica SA, 144A (Brazil)*(g)	266,500	1,423,651
Groupe Eurotunnel SA (France)	207,800	2,117,630
Hamburger Hafen und Logistik AG (Germany)	46,911	1,779,802
Shenzhen Expressway Co. Ltd. (Class H Stock) (China)	2,598,000	1,365,211

		16,404,810

Water
American Water Works Co., Inc.	700	15,232
Aqua America, Inc.	19,000	333,830

		349,062

Water Utilities
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	41,300	748,967

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	30,400	1,530,336
Crown Castle International Corp.*	105,300	4,025,619
Millicom International Cellular SA (Luxembourg)	18,800	1,676,020
NII Holdings, Inc.*	45,600	1,899,696

SBA Communications Corp. (Class A Stock)*	65,600	2,366,192
Telephone & Data Systems, Inc.	6,600	223,410

		11,721,273

TOTAL COMMON STOCKS (cost $208,400,725)		222,762,357

EXCHANGE TRADED FUNDS — 4.2%
Energy Select Sector SPDR Fund	149,100	8,576,232
iShares Barclays Intermediate Credit Bond Fund	70,400	7,323,008
iShares FTSE / Xinhua China 25 Index Fund	178,000	7,493,800
iShares iBoxx $ High Yield Corporate Bond Fund	142,300	12,575,051
iShares iBoxx Investment Grade Corporate Bond Fund	320,400	33,875,892
iShares JPMorgan USD Emerging Markets Bond Fund	97,900	10,201,180
iShares MSCI Australia Index Fund	380,600	9,122,982
iShares MSCI Brazil Index Fund	103,300	7,609,078
iShares MSCI Canada Index Fund	468,900	13,077,621
iShares MSCI EAFE Index Fund	472,800	26,476,800
iShares MSCI Emerging Markets Index Fund	179,100	7,543,692
iShares S&P Global 100 Index Fund	223,321	13,577,917
iShares S&P GSCI Commodity Indexed Trust*	324,100	10,095,715
PowerShares DB Commodity Index Tracking Fund*	633,900	14,909,328
SPDR Barclays Capital High Yield Bond	318,000	12,653,220
SPDR Dow Jones REIT	246,900	13,273,344
SPDR Gold Trust*	80,300	8,748,685

TOTAL EXCHANGE TRADED FUNDS (cost $195,070,843)		217,133,545

MUTUAL FUNDS — 2.9%
AQR Diversified Arbitrage Fund	894,834	9,700,000
Calamos Market Neutral Income Fund	1,490,605	17,335,733
Diamond Hill Long-Short Fund	696,951	11,325,451
Eaton Vance Floating-Rate Fund	520,468	4,600,940
Eaton Vance Global Macro Absolute Return Fund	1,516,908	15,700,000
Forum Funds — Absolute Strategies Fund	1,833,711	19,547,358
Franklin Floating Rate Daily Access Fund	491,988	4,447,575
Gateway Fund	476,849	12,169,189
Hussman Strategic Growth Fund	1,401,157	17,850,738
Ivy Asset Strategy Fund	605,568	13,673,715
Mainstay Floating Rate Fund	431,830	4,016,018
Merger Fund (The)	1,234,244	19,513,405

TOTAL MUTUAL FUNDS (cost $150,095,487)		149,880,122

PREFERRED STOCK

Diversified Financial Services
SLM Corp., 1.961%, CVT (cost $10,125)	900	15,750

				Principal
Interest	Maturity	Moody’s		Amount
Rate	Date	Ratings†		(000)#
ASSET-BACKED SECURITIES — 0.2%

Ally Auto Receivables Trust,
Series 2009-A, Class A2, 144A
1.32%	03/15/12	AAA(d)		$1,400	1,404,921
American Express Credit Account Master Trust,
Series 2007-6, Class A
0.23%(c)	01/15/13	Aaa		1,000	999,781
American Money Management Corp.,
Series 2005-5A, Class A1A, 144A
0.506%(c)	08/08/17	Aaa		300	272,541
ARES CLO Funds,
Series 2006-6RA, Class A1B, 144A
0.483%(c)	03/12/18	Aaa		495	469,648
Bank of America Auto Trust,
Series 2009-2A, Class A2, 144A
1.16%	02/15/12	Aaa		400	400,864
Chase Issuance Trust,
Series 2009-A8, Class A8
0.63%(c)	09/17/12	Aaa		2,000	2,002,393
Ford Auto Securitization Trust, (Canada)
Series 2009-R1A, Class A1, 144A
3.396%	11/15/11	AAA(d)	CAD	207	206,697
Series 2009-R1A, Class A2, 144A
4.817%	10/15/12	AAA(d)	CAD	200	203,858
Ford Credit Auto Owner Trust,
Series 2008-C, Class A3
1.65%(c)	06/15/12	Aaa		284	285,423
Series 2009-A, Class A3B
2.73%(c)	05/15/13	Aaa		1,000	1,025,013
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-1, Class A1F
5.91%	03/20/36	Aaa		204	205,748
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A (United Kingdom)(g)
3.00%	04/20/17	AAA(d)	EUR	500	679,368
Residential Asset Mortgage Products, Inc.,
Series 2007-RS1, Class A1
0.326%(c)	02/25/37	Aaa		241	231,961
SLM Student Loan Trust,
Series 2006-9, Class A2
0.249%(c)	04/25/17	Aaa		37	36,598
Wachovia Asset Securitization, Inc.,
Series 2003-HE2, Class AI1
0.506%(c)	06/25/33	Baa1		561	338,224

TOTAL ASSET-BACKED SECURITIES (cost $8,725,208)					8,763,038

BANK LOANS(c)(g)
Petroleum Export III Ltd.
3.75%	04/08/13	BAA(d)		688	683,080

Republic of Indonesia, Term Loan F1
1.19%	12/14/19	BA(d)		274	232,936

TOTAL BANK LOANS (cost $915,651)					916,016

COMMERCIAL MORTGAGE-BACKED SECURITIES
Banc of America Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.837%(c)	06/10/49	Aa3		100	90,095
Series 2007-4, Class A4
5.935%(c)	02/10/51	A+(d)		100	97,032
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.768%(c)	07/09/21	Aaa		400	349,073
Morgan Stanley Capital I,
Series 2007-XLFX, Class A1
0.29%(c)	10/15/20	AAA(d)		170	153,723
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1, 144A
0.32%(c)	09/15/21	Aaa		540	481,541

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,061,331)					1,171,464

CORPORATE BONDS — 3.1%

Building & Construction — 0.1%
Desarrolladora Homex SAB de CV,
Gtd. Notes, 144A (Mexico)
9.50%	12/11/19	Ba3		2,150	2,278,873
Hanson Australia Funding Ltd.,
Gtd. Notes (Australia)
5.25%	03/15/13	B1		600	606,012
Urbi Desarrollos Urbanos SAB de CV, (Mexico)
Gtd. Notes
8.50%	04/19/16	Ba3		200	212,000
Gtd. Notes, 144A
9.50%	01/21/20	Ba3		200	216,500

					3,313,385

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.499%(c)	08/08/11	Baa3		1,000	1,017,431

Commercial Banks — 0.4%
Banco do Brasil SA,
Sr. Unsec’d. Notes, 144A (Brazil)
4.50%	01/22/15	Baa2		200	204,863
6.00%	01/22/20	Baa2		500	506,614
Banque Centrale de Tunisie, (Tunisia)
Sr. Unsec’d. Notes
3.28%	08/09/27	BBB(d)	JPY	100,000	758,772
Unsub. Notes
7.375%	04/25/12	Baa2		1,250	1,369,937
Depfa ACS Bank,
Covered Bonds, MTN (Ireland)
1.65%	12/20/16	Aa2	JPY	160,000	1,455,786
Fortis Bank Nederland Holding NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	Aaa	EUR	3,300	4,628,825
Kreditanstalt Fuer Wiederaufbau, (Germany)
Gov’t. Gtd. Notes
3.875%	01/21/19	Aaa	EUR	200	282,642
Gov’t. Gtd. Notes, MTN
4.375%	07/04/18	Aaa	EUR	900	1,321,055
RSHB Capital SA for OJSC Russian Agricultural Bank, (Luxembourg)
Sec’d. Notes
9.00%	06/11/14	Baa1		2,200	2,538,250
Sr. Sec’d. Notes
7.175%	05/16/13	Baa1		2,000	2,167,500
Sr. Sec’d. Notes, 144A
6.299%	05/15/17	Baa1		2,500	2,593,500
Sparebanken 1 Boligkreditt,
Covered Bonds, MTN (Norway)
4.00%	06/15/11	Aaa	EUR	200	278,805
VTB Capital SA,
Sr. Sec’d. Notes (Luxembourg)
6.609%	10/31/12	Baa1		2,000	2,100,000

					20,206,549

Diversified Financial Services — 0.3%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.366%(c)	02/24/12	A2		200	197,646
0.39%(c)	06/16/11	A2		600	596,357
BA Covered Bond Issuer,
Covered Bonds, MTN
4.125%	04/05/12	Aa2	EUR	200	278,458
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	471,636
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.90%(c)	04/29/49	Baa1		800	852,880
Leaseplan Corp. NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.25%	05/22/14	Aaa	EUR	200	279,644
Macquarie Bank Ltd., (Australia)
Gov’t. Liquid Gtd. Notes (g)
4.10%	12/17/13	Aaa		2,300	2,445,956
Gov’t. Liquid Gtd. Notes, 144A
3.30%	07/17/14	Aaa		400	405,418
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
0.449%(c)	11/01/11	A2		400	395,267
0.482%(c)	06/05/12	A2		300	294,324
0.824%(c)	02/21/12	A2	GBP	100	146,267
0.959%(c)	05/30/14	A2	EUR	500	627,755
1.385%(c)	09/27/12	A2	EUR	400	526,014
6.05%	08/15/12	A2		1,200	1,281,606
Sr. Unsub. Notes, MTN
0.865%(c)	10/31/11	A2	EUR	100	131,848
Morgan Stanley,
Sr. Unsec’d. Notes
6.75%	04/15/11	A2		400	422,259
Sr. Unsec’d. Notes, MTN
0.499%(c)	01/09/12	A2		600	593,213
0.988%(c)	03/01/13	A2	EUR	600	772,723
TransCapitalInvest Ltd. for OJSC AK Transneft, (Ireland)
Sec’d. Notes

6.103%	06/27/12	Baa1		1,600	1,697,536
Sr. Unsec’d. Notes, 144A
8.70%	08/07/18	Baa1		3,100	3,718,803

					16,135,610

Diversified Operations
Hutchison Whampoa International,
Gtd. Notes (Cayman Islands)
5.75%	09/11/19	A3		200	207,611
Noble Group Ltd., (Bermuda)
Sr. Unsec’d. Notes
6.75%	01/29/20	Baa3		1,900	1,964,125
Sr. Unsec’d. Notes, 144A
6.75%	01/29/20	Baa3		400	413,500

					2,585,236

Electric — 0.2%
Aes Dominicana Energia Finance SA, (Cayman Islands)
Gtd. Notes
11.00%	12/13/15	B-(d)		200	209,000
Gtd. Notes, 144A
11.00%	12/13/15	B-(d)		500	522,500
Centrais Eletricas Brasileiras SA,
Sr. Unsec’d. Notes, 144A (Brazil)
6.875%	07/30/19	BBB-(d)		2,300	2,507,000
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A (South Korea)
6.25%	06/17/14	A1		700	767,048
Majapahit Holding BV, (Netherlands)
Gtd. Notes
7.25%	10/17/11	Ba2		900	951,393
7.25%	06/28/17	Ba2		100	106,133
7.75%	01/20/20	Ba2		1,750	1,898,750
7.875%	06/29/37	Ba2		100	104,094
Gtd. Notes, 144A
7.75%	10/17/16	Ba2		100	109,625
7.75%	01/20/20	Ba2		200	217,000
7.875%	06/29/37	Ba2		100	103,500
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
1.204%(c)	06/10/10	A3		500	500,864

					7,996,907

Electric Utilities
Enersis SA,
Sr. Unsec’d. Notes (Chile)
7.375%	01/15/14	Baa3		1,100	1,216,203

Financial — Bank & Trust — 0.7%
BNP Paribas Home Loan Covered Bonds SA,
Covered Bonds, MTN (France)
3.00%	07/23/13	Aaa	EUR	300	417,173
4.125%	01/24/11	Aaa	EUR	100	138,406
4.75%	05/28/13	Aaa	EUR	200	292,688
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.50%	12/14/16	B(d)		600	620,909
Cie de Financement Foncier,
Covered Bonds, MTN (France)
3.875%	02/11/11	Aaa	EUR	700	968,537
Citibank NA,
FDIC Gtd. Notes
1.375%	08/10/11	Aaa		3,000	3,024,234
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.34%(c)	05/18/11	A3		500	496,804
5.25%	02/27/12	A3		300	314,188
5.50%	10/15/14	A3		400	413,962
6.50%	01/18/11	A3		2,600	2,702,947
Sr. Unsec’d. Notes, MTN
0.731%(c)	08/10/11	A3	GBP	100	148,326
0.805%(c)	06/03/11	A3	EUR	100	133,572
0.863%(c)	02/09/16	A3	EUR	200	245,253
Compagnie de Financement Foncier,
Covered Bonds, MTN (France)
4.00%	07/21/11	Aaa	EUR	100	139,879
DnB Nor Boligkreditt,
Covered Bonds, MTN (Norway)
4.625%	07/03/13	Aaa	EUR	400	575,137
Export-Import Bank of Korea,
Sr. Unsec’d. Notes (South Korea)
5.875%	01/14/15	A1		100	107,795
HBOS Euro Finance LP,
Bank Gtd. Notes (United Kingdom)
7.627%(c)	12/29/49	Ba3	EUR	300	330,236
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.601%(c)	07/19/12	A3		500	493,170
Sr. Unsec’d. Notes, MTN
0.46%(c)	08/09/11	A3		1,500	1,490,835
ING Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
4.485%(c)	08/28/13	AAA(d)	AUD	500	457,654
ING Bank NV,
Gov’t. Gtd. Notes (Australia)
5.028%(c)	06/24/14	AAA(d)	AUD	1,200	1,110,012
Sr. Unsec’d. Notes, 144A (Netherlands)(g)
1.09%(c)	03/30/12	Aa3		1,300	1,299,753
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	700	617,932
Lloyds TSB Bank PLC, (United Kingdom)
Sub. Notes, 144A
12.00%(c)	12/29/49	Ba1		200	222,191
Sub. Notes, MTN
5.625%(c)	03/05/18	Baa3	EUR	200	267,788
National Australia Bank Ltd., (Australia)
Gov’t. Liquid Gtd. Notes
4.25%	03/26/12	Aaa	AUD	400	359,622
Gov’t. Liquid Gtd. Notes, 144A
0.75%(c)	07/08/14	Aaa		2,000	2,021,034
Nykredit Realkredit A/S,
Covered Bonds (Denmark)
4.00%	01/01/11	Aaa	DKK	1,000	184,596
Rabobank Nederland NV,
Jr. Sub. Notes, 144A (Netherlands)
11.00%(c)	06/29/49	A2		500	643,429
Royal Bank of Scotland Group PLC, (United Kingdom)
Gov’t. Liquid Gtd. Notes, 144A
0.512%(c)	03/30/12	Aaa		2,700	2,701,920
Jr. Sub. Notes, 144A
6.99%(c)	10/29/49	Ba3		800	568,000
Royal Bank of Scotland PLC (The),

Bank Gtd. Notes (United Kingdom)
4.875%	03/16/15	Aa3		300	299,926
Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)
3.75%	11/14/11	Aaa	EUR	500	701,768
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.375%	03/27/12	Aaa	AUD	400	357,580
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
1.089%(c)	03/30/12	Aa2		1,100	1,099,327
SNS Bank NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.50%	03/10/14	Aaa	EUR	300	424,221
Societe Generale,
Jr. Sub. Notes (France)
7.756%(c)	05/29/49	Baa2	EUR	700	945,460
Suncorp-Metway Ltd., (Australia)
Gov’t. Liquid Gtd. Notes
4.747%(c)	09/11/13	Aaa	AUD	1,000	920,311
Gov’t. Liquid Gtd. Notes, MTN
4.00%	01/16/14	Aaa	GBP	500	792,520
UBS AG,
Sr. Unsec’d. Notes, MTN (Switzerland)
1.538%(c)	09/29/11	Aa3		1,100	1,104,842
Wachovia Corp.,
Sr. Unsec’d. Notes
0.379%(c)	04/23/12	A1		2,000	1,979,522
0.381%(c)	10/15/11	A1		1,600	1,592,813
Westpac Banking Corp.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.447%(c)	12/14/12	Aaa		3,100	3,096,469
WM Covered Bond Program, Covered Bonds, MTN
4.375%	05/19/14	AAA(d)	EUR	300	421,576

					37,244,317

Financial Services — 0.4%
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes, MTN
6.95%	08/10/12	Aa3		200	221,568
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	12/01/16	B1		200	211,000
Citigroup Funding, Inc.,
Gtd. Notes, MTN
1.299%(c)	05/07/10	A3		500	500,408
Countrywide Financial Corp.,
Gtd. Notes, MTN
0.689%(c)	05/07/12	A2		1,300	1,282,124
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)
9.25%	10/30/19	Ba1		1,200	1,367,422
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
9.75%	09/15/10	B1		800	819,181
General Electric Capital Corp.,
FDIC Gtd. Notes
0.422%(c)	06/01/12	Aaa		3,500	3,513,090
FDIC Gtd. Notes, MTN
0.271%(c)	12/21/12	Aaa		3,000	2,999,994
General Motors Acceptance Corp. of Canada Ltd.,
Gtd. Notes, MTN (Canada)
6.00%	05/23/12	B3	EUR	900	1,212,675
German Postal Pensions Securitisation PLC,
Gtd. Notes (Ireland)
2.75%	01/18/11	Aaa	EUR	1,100	1,503,953
Interoceanica IV Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
6.26%(s)	11/30/18	Baa3		291	222,194
LBG Capital No.1 PLC,
Bank Gtd. Notes, 144A (United Kingdom)
8.50%(c)	12/29/49	B+(d)		300	259,500
Peru Enhanced Pass-Through Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
5.22%(s)	05/31/18	Baa3		224	173,767
Temasek Financial I Ltd.,
Gtd. Notes, 144A (Singapore)
4.30%	10/25/19	Aaa		250	248,344
5.375%	11/23/39	Aaa		250	241,323
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
6.625%	03/20/17	Baa2		700	719,250
7.875%	03/13/18	Baa2		2,800	3,073,000

					18,568,793

Home Builders
Corp. GEO SAB de CV,
Gtd. Notes, 144A (Mexico)
8.875%	09/25/14	Ba3		100	107,250

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/68	Ba2		600	507,000
Jr. Sub. Notes
5.75%(c)	03/15/67	Ba2	GBP	400	391,514
8.625%(c)	05/22/68	Ba2	GBP	1,100	1,364,609
Sr. Unsec’d. Notes
6.25%	05/01/36	A3		800	697,626
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	A3		100	92,917
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.154%(c)	06/10/11	Aa3		1,300	1,321,382

					4,375,048

Metals & Mining — 0.2%
Codelco, Inc.,
Notes, 144A (Chile)
7.50%	01/15/19	A1		2,300	2,708,993
CSN Islands IX Corp.,
Gtd. Notes, 144A (Cayman Islands)
10.50%	01/15/15	Ba1		700	859,250
CSN Islands XI Corp., (Cayman Islands)
Gtd. Notes (g)
6.875%	09/21/19	Ba1		1,800	1,881,000
Gtd. Notes, 144A
6.875%	09/21/19	Ba1		2,000	2,090,000

Gerdau Holdings, Inc.,
Gtd. Notes, 144A (Brazil)
7.00%	01/20/20	BBB-(d)		300	316,500
GTL Trade Finance, Inc.,
Gtd. Notes, 144A (Virgin Islands)
7.25%	10/20/17	BBB-(d)		2,100	2,252,250

					10,107,993

Oil, Gas & Consumable Fuels — 0.4%
Ecopetrol SA,
Sr. Unsec’d. Notes (Colombia)
7.625%	07/23/19	Baa2		4,100	4,551,000
Gaz Capital SA For Gazprom, (Luxembourg)
Sr. Unsec’d. Notes
8.146%	04/11/18	Baa1		4,000	4,500,400
Sr. Unsec’d. Notes, 144A
7.288%	08/16/37	Baa1		1,700	1,702,125
Intergas Finance BV,
Gtd. Notes (Netherlands)
6.875%	11/04/11	Baa2		105	110,250
Nakilat, Inc.,
Sr. Sec’d. Notes (Qatar)(g)
6.067%	12/31/33	Aa2		100	91,500
Pemex Project Funding Master Trust,
Gtd. Notes
1.557%(c)	06/15/10	Baa1		1,000	1,000,000
5.50%	02/24/25	Baa1	EUR	300	400,132
5.75%	03/01/18	Baa1		400	411,658
6.625%	06/15/35	Baa1		2,400	2,364,447
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
7.875%	03/15/19	Baa1		3,330	3,894,628
Petroleos Mexicanos, (Mexico)
Gtd. Notes
8.00%	05/03/19	Baa1		1,700	1,993,250
Gtd. Notes, 144A
4.875%	03/15/15	Baa1		300	307,952
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Ba1		59	58,746
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds (Qatar)(g)
5.298%	09/30/20	Aa2		1,350	1,383,750
Tengizchevroil Finance Co. SARL,
Sr. Sec’d. Notes (Luxembourg)(g)
6.124%	11/15/14	Baa3		500	530,818

					23,300,656

Paper & Forest Products
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes (Chile)
7.25%	07/29/19	Baa2		400	429,828

Retail & Merchandising — 0.1%
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1		2,000	2,240,000
New Albertsons, Inc.,
Unsec’d. Notes
7.50%	02/15/11	Ba3		600	621,000

					2,861,000

Savings & Loan — 0.1%
Nationwide Building Society,
Covered Bonds, MTN (United Kingdom)
4.125%	02/27/12	Aaa	EUR	400	559,198
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.90%	09/23/10	Baa1		1,300	1,320,383
U.S. Central Federal Credit Union,
Gov’t. Gtd. Notes
1.90%	10/19/12	Aaa		1,000	1,009,215
Western Corporate Federal Credit Union,
Gov’t. Gtd. Notes
1.75%	11/02/12	Aaa		1,000	1,002,883

					3,891,679

Telecommunications — 0.1%
Axtel SAB de CV,
Gtd. Notes, 144A (Mexico)
9.00%	09/22/19	Ba3		2,000	2,044,900
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3		1,100	1,198,062

					3,242,962

Transportation
DP World Ltd.,
Sr. Unsec’d. Notes (United Arab Emirates)
6.85%	07/02/37	Ba1		300	252,750

Wireless Telecommunication Services
America Movil SAB de CV,
Gtd. Notes, 144A (Mexico)
5.00%	10/16/19	A2		2,000	1,973,513

TOTAL CORPORATE BONDS (cost $152,566,606)					158,827,110

MUNICIPAL BOND

California
University of California Regents Medical Center, Series F
Revenue Bonds (cost $300,000)
6.583%	05/15/49	Aa2		300	304,911

FOREIGN GOVERNMENT BONDS — 2.0%
Australia Government Bond
Bonds (Australia)
4.00%	08/20/15	Aaa	AUD	200	300,106
Australia Government Bond,
Bonds (Australia)
3.00%	09/20/25	Aaa	AUD	400	379,019
4.00%	08/20/20	Aaa	AUD	200	288,326
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes (Brazil)
6.369%	06/16/18	Baa2		1,500	1,590,000
Bundesobligation,
Bonds (Germany)
3.50%	04/08/11	Aaa	EUR	300	416,952
4.00%	10/11/13	Aaa	EUR	800	1,169,961
4.25%	10/12/12	Aaa	EUR	600	872,317
Bundesrepublik Deutschland,
Bonds (Germany)
3.25%	01/04/20	AAA(d)	EUR	1,100	1,504,637
3.50%	07/04/19	AAA(d)	EUR	900	1,259,293
3.75%	01/04/15	Aaa	EUR	1,300	1,885,665
4.00%	01/04/18	Aaa	EUR	500	729,686
4.00%	01/04/37	Aaa	EUR	200	276,264
4.25%	07/04/18	Aaa	EUR	300	444,424
4.25%	07/04/39	Aaa	EUR	200	290,478
4.75%	07/04/34	Aaa	EUR	1,100	1,690,753
4.75%	07/04/40	Aaa	EUR	200	314,201
5.25%	01/04/11	Aaa	EUR	100	139,859

5.50%	01/04/31	Aaa	EUR	2,800	4,677,117
6.25%	01/04/30	Aaa	EUR	100	180,583
6.50%	07/04/27	Aaa	EUR	1,200	2,193,917
Bundesschatzanweisungen,
Bonds (Germany)
1.25%	03/11/11	AAA(d)	EUR	300	408,009
2.25%	12/10/10	Aaa	EUR	1,300	1,777,224
Canadian Government Bond,
Bonds (Canada)
1.50%	06/01/12	AAA(d)	CAD	1,200	1,171,490
2.50%	06/01/15	AAA(d)	CAD	2,500	2,413,258
3.75%	06/01/12	Aaa	CAD	1,900	1,944,243
Deutsche Bundesrepublik Inflation Linked,
Bonds (Germany)
1.75%	04/15/20	AAA(d)	EUR	4	5,169
Emirate of Abu Dhabi,
Sr. Unsec’d. Notes, 144A (United Arab Emirates)
5.50%	08/02/12	Aa2		1,800	1,942,888
France Government Bond,
Bonds (France)
3.50%	04/25/15	Aaa	EUR	500	711,857
4.00%	04/25/18	Aaa	EUR	800	1,151,409
4.25%	10/25/18	Aaa	EUR	200	292,074
4.25%	10/25/23	Aaa	EUR	500	712,074
4.75%	04/25/35	Aaa	EUR	100	150,970
French Treasury Notes,
Notes (France)
3.75%	09/12/10	Aaa	EUR	200	273,937
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.875%	03/09/17	Ba2		200	223,220
Kingdom of Bahrain,
Sr. Unsec’d. Notes, 144A (Bahrain)
5.50%	03/31/20	A(d)		800	793,754
Mexican Bonos,
Bonds (Mexico)
7.50%	06/03/27	Baa1	MXN	5,000	380,467
Netherlands Government,
Bonds (Netherlands)
4.00%	07/15/19	Aaa	EUR	2,300	3,307,473
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Notes (Australia)
7.00%	12/01/10	Aaa	AUD	1,030	961,453
Penerbangan Malaysia Berhad,
Gov’t. Gtd. Notes (Malaysia)
5.625%	03/15/16	A3		500	541,851
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
5.875%	01/15/19	Baa3		2,400	2,580,000
7.125%	01/20/37	Baa3		2,900	3,301,650
Republic of Columbia, (Colombia)
Sr. Unsec’d. Notes
7.375%	03/18/19	Ba1		3,600	4,140,000
8.125%	05/21/24	Ba1		100	120,000
Unsub. Notes
2.056%(c)	11/16/15	Ba1		300	303,000
Republic of El Salvador,
Sr. Unsec’d. Notes (El Salvador)
7.375%	12/01/19	Ba1		700	763,000
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17	BB-(d)		1,800	1,976,400
Republic of Guatemala,
Sr. Unsec’d. Notes (Guatemala)
9.25%	08/01/13	Ba2		500	580,000
Republic of Indonesia, (Indonesia)
Sr. Unsec’d. Notes
6.875%	01/17/18	Ba2		1,400	1,557,500
7.75%	01/17/38	Ba2		700	812,000
8.50%	10/12/35	Ba2		300	373,500
10.375%	05/04/14	Ba2		170	211,225
11.625%	03/04/19	Ba2		800	1,150,000
Sr. Unsec’d. Notes, 144A
5.875%	03/13/20	Ba2		2,800	2,905,000
Rebublic of Panama,
Sr. Unsec’d. Notes (Panama)
5.20%	01/30/20	Ba1		2,000	2,015,000
9.375%	04/01/29	Ba1		1,600	2,173,504
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
7.125%	03/30/19	Baa3		4,000	4,634,000
7.35%	07/21/25	Baa3		400	464,000
8.375%	05/03/16	Baa3		1,000	1,217,800
Republic of Philippines,
Sr. Unsec’d. Notes (Philippines)
6.375%	10/23/34	Ba3		900	882,000
6.50%	01/20/20	Ba3		500	539,400
8.25%	01/15/14	Ba3		700	822,500
8.375%	06/17/19	Ba3		2,160	2,635,200
8.875%	03/17/15	Ba3		2,500	3,081,250
Republic of Poland,
Sr. Unsec’d. Notes (Poland)
6.375%	07/15/19	A2		650	712,087
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
6.50%	06/02/14	A3		1,350	1,489,185
6.875%	05/27/19	A3		300	334,875
Republic of Turkey, (Turkey)
Sr. Unsec’d. Notes
7.00%	03/11/19	Ba2		3,500	3,863,125
Unsec’d. Notes
7.00%	06/05/20	Ba2		2,600	2,860,000
Republic of Uruguay, (Uruguay)
Sr. Unsec’d. Notes
6.875%	09/28/25	Ba3		600	651,000
Unsec’d. Notes
8.00%	11/18/22	Ba3		1,000	1,191,700
Russian Federation,
Sr. Unsec’d. Notes (Russia)
7.50%	03/31/30	Baa1		3,128	3,605,333
Russian Foreign Bond,
Unsub. Notes, 144A (Russia)
7.50%	03/31/30	Baa1		2,745	3,163,382
State of Qatar, (Qatar)
Sr. Notes
6.55%	04/09/19	Aa2		100	113,250
Sr. Notes, 144A
4.00%	01/20/15	Aa2		100	101,850
5.25%	01/20/20	Aa2		2,200	2,283,600
6.40%	01/20/40	Aa2		100	104,500
United Kingdom Gilt,
Bonds (United Kingdom)
4.25%	03/07/36	Aaa	GBP	100	145,505
4.50%	12/07/42	AAA(d)	GBP	400	609,578
4.75%	12/07/38	Aaa	GBP	760	1,198,968
United Mexican States, (Mexico)
Sr. Unsec’d. Notes
5.50%	02/17/20	Baa1	EUR	100	146,546
5.625%	01/15/17	Baa1		200	214,000
6.05%	01/11/40	Baa1		900	897,750
Sr. Unsec’d. Notes, MTN
6.75%	09/27/34	Baa1		2,000	2,199,400
Unsub. Notes

8.125%	12/30/19	Baa1		100	124,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $101,611,985)					105,014,441

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%

American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A(g)
5.15%(c)	03/25/58	Aaa		1,000	1,001,092
American Home Mortgage Assets,
Series 2006-1, Class 2A1
0.436%(c)	05/25/46	Ba2		239	126,469
Series 2006-4, Class 1A12
0.456%(c)	10/25/46	Caa3		324	163,021
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66%(c)	09/25/45	A1		41	32,589
Banc of America Funding Corp.,
Series 2006-I, Class 4A1
5.928%(c)	10/20/46	CCC(d)		436	285,542
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
4.681%(c)	05/25/35	B3		500	389,906
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.606%(c)	10/25/33	Aaa		178	165,870
Series 2004-10, Class 13A1
4.994%(c)	01/25/35	A1		40	33,301
Series 2005-8, Class A3, 144A
5.135%(c)	08/25/35	A1		500	464,620
Series 2005-10, Class A2
4.223%(c)	10/25/35	BB+(d)		500	443,880
Bear Stearns Alt-A Trust,
Series 2006-6, Class 31A1
5.59%(c)	11/25/36	B3		251	164,234
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
2.72%(c)	10/25/35	BB+(d)		585	485,752
Series 2007-10, Class 22AA
5.944%(c)	09/25/37	CCC(d)		390	265,555
Countrywide Alternative Loan Trust,
Series 2005-59, Class 1A1
0.559%(c)	11/20/35	Caa1		30	15,692
Series 2005-62, Class 2A1
1.471%(c)	12/25/35	B3		9	4,936
Series 2006-OA9, Class 2A1A
0.45%(c)	07/20/46	Caa3		320	126,163
Series 2006-OA11, Class A1B
0.436%(c)	09/25/46	Caa2		20	9,359
Series 2006-OA17, Class 1A1A
0.435%(c)	12/20/46	Caa1		358	184,577
Series 2007-OA6, Class A1B
0.446%(c)	06/25/37	Ba2		516	265,828
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.642%(c)	01/19/34	Aaa		312	283,627
Series 2004-12, Class 12A1
3.96%(c)	08/25/34	Ba1		268	217,502
Crusade Global Trust,
Series 2005-1, Class A3 (Australia)
4.433%(c)	06/17/37	AAA(d)	AUD	518	458,227
Eurosail PLC,
Series 2006-4X, Class A3A (United Kingdom)
0.812%(c)	12/10/44	Aaa	EUR	500	583,749
Fannie Mae,
Series 2006-11, Class F
1.046%(c)	02/25/36	Aaa		256	255,622
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.58%(c)	11/15/31	Aaa		309	263,716
Ginnie Mae,
Series 2007-8, Class FA
0.54%(c)	03/20/37	Aaa		1,607	1,583,069
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.14%(c)	03/25/33	Aaa		155	148,986
Series 2005-AR3, Class 6A1
4.159%(c)	05/25/35	Baa3		466	380,580
Series 2005-AR6, Class 4A5
4.544%(c)	09/25/35	AA(d)		500	367,765
Series 2006-AR1, Class 2A1
5.077%(c)	01/25/36	B+(d)		15	12,236
Harborview Mortgage Loan Trust,
Series 2006-5, Class 2A1A
0.417%(c)	07/19/46	Caa1		16	8,596
Series 2006-12, Class 2A2A
0.417%(c)	01/19/38	B3		267	147,767
Impac CMB Trust,
Series 2004-11, Class 2A1
0.906%(c)	03/25/35	Baa2		430	280,822
Indymac Index Mortgage Loan Trust,
Series 2006-AR6, Class 2A1A
0.446%(c)	06/25/47	Caa2		13	6,258
Series 2006-AR12, Class A1
0.436%(c)	09/25/46	B3		293	151,768
Master Adjustable Rate Mortgages Trust,
Series 2006-OA1, Class 1A1
0.456%(c)	04/25/46	Ba1		10	5,172
Maxis,
Series 2009-1, Class A1 (Australia)
5.802%	09/21/41	AAA(d)	AUD	408	376,898
Medallion Trust,
Series 2005-1G, Class A2 (Australia)
4.22%(c)	05/10/36	AAA(d)	AUD	456	407,550
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.61%(c)	10/20/29	AAA(d)		55	51,587

Merrill Lynch Mortgage Backed Securities Trust,
Series 2007-1, Class 2A1
5.785%(c)	04/25/37	CCC(d)		16	11,753
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
3.367%(c)	02/25/33	Aaa		135	120,265
Series 2005-A10, Class A
0.456%(c)	02/25/36	A3		142	102,178
Residential Accredit Loans, Inc.,
Series 2007-QH7, Class 1A1
0.496%(c)	08/25/37	B3		887	467,038
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.50%	03/25/32	Aaa		34	34,385
RMAC Securities PLC,
Series 2006-NS2X, Class A2C
0.801%(c)	06/12/44	Aa1	EUR	1,217	1,432,717
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.59%(c)	07/20/33	Aaa		311	249,117
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.487%(c)	07/19/35	Aaa		735	595,612
Series 2006-AR5, Class 4A1
0.466%(c)	05/25/46	B3		14	7,147
Series 2006-AR6, Class 2A1
0.436%(c)	07/25/46	B3		351	185,442
Superannuation Members Home Loan Programme,
Series 2009-3, Class A1 (Australia)
5.46%(c)	11/07/40	AAA(d)	AUD	542	498,005
Superannuation Members Home Loans Global Fund,
Series 6, Class A (Australia)
0.57%(c)	11/09/35	Aaa		758	735,470
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
3.856%(c)	10/25/43	AAA(d)		156	145,963
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.872%(c)	06/25/33	Aaa		129	123,031
Series 2006-AR7, Class 3A
3.328%(c)	07/25/46	Ba2		1,165	796,563
Series 2006-AR9, Class 1A
1.463%(c)	08/25/46	Ba1		391	231,235
Series 2006-AR10, Class 1A1
5.921%(c)	09/25/36	CCC(d)		14	10,709
Series 2006-AR14, Class 1A4
5.592%(c)	11/25/36	CCC(d)		752	577,587
Series 2006-AR17, Class 1A
1.283%(c)	12/25/46	Caa1		16	8,953
Series 2007-HY1, Class 4A1
5.396%(c)	02/25/37	CCC(d)		363	255,157
Series 2007-HY2, Class 1A1
5.558%(c)	12/25/36	CCC(d)		18	12,698
Series 2007-OA1, Class A1A
1.171%(c)	02/25/47	Caa1		358	188,780
Series 2007-OA2, Class 1A
1.171%(c)	03/25/47	B3		21	12,448
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95%(c)	03/25/36	A(d)		933	821,183
Series 2006-AR10, Class 5A6
5.497%(c)	07/25/36	CCC(d)		16	13,209

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $17,826,137)					18,256,528

U.S. GOVERNMENT AGENCY OBLIGATIONS

Small Business Administration Participation Certificates, Series 2008-2OI, Class 1 (cost $626,154)
5.60%	09/01/28			626	678,916

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
Federal National Mortgage Assoc. (cost $605)
4.577%(c)	09/01/19			1	622

U.S. TREASURY OBLIGATIONS — 2.0%

U.S. Treasury Bonds
4.50%	02/28/11			7,200	7,467,466
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.625%	04/15/13			1,700	1,776,093
1.25%	04/15/14			5,800	6,137,343
1.375%	07/15/18-01/15/20			1,600	1,604,048
1.625%	01/15/15-01/15/18			1,300	1,426,400
1.75%	01/15/28			7,000	6,853,179
1.875%	07/15/13(k)			8,200	10,234,800
1.875%	07/15/15-07/15/19			10,600	12,108,054
2.00%	04/15/12-01/15/26			23,400	27,171,840
2.125%	02/15/40			1,100	1,093,100
2.375%	01/15/25-01/15/27			13,700	16,233,539
2.50%	07/15/16-01/15/29			4,200	4,532,844
2.625%	07/15/17			5,600	6,434,111
3.625%	04/15/28			1,000	1,633,137
U.S. Treasury Notes
0.875%	02/29/12			2	1,996
1.00%	07/31/11			49	49,253

1.00%	10/31/11	(k)	488	489,697

TOTAL U.S. TREASURY OBLIGATIONS (cost $105,428,829)				105,246,900

TOTAL LONG-TERM INVESTMENTS (cost $3,992,708,821)				4,411,690,633

Shares
SHORT-TERM INVESTMENTS — 15.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 14.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $747,971,105)(w)	747,971,105	747,971,105

		Principal
		Amount
		(000)#
U.S. TREASURY OBLIGATIONS(n) — 1.0%

U.S. Treasury Bills
0.09%	05/13/10	$20,000	19,996,740
0.111%	06/17/10(k)	5,600	5,598,264
0.111%	06/17/10(k)	425	424,868
0.123%	07/22/10	1,000	999,502
0.125%	07/22/10(k)	2,000	1,999,004
0.135%	07/29/10	4,410	4,407,742
0.148%	07/08/10(k)	500	499,809
0.15%	06/10/10(k)	2,470	2,469,318
0.153%	05/13/10	5,000	4,999,185
0.16%	05/06/10-06/17/10(k)	5,000	4,999,073
0.17%	07/01/10(k)	100	99,961
0.173%	08/26/10(k)	300	299,755
0.175%	08/26/10	500	499,592
0.18%	08/19/10(k)	500	499,631
0.182%	08/12/10	2,000	1,998,692
0.19%	09/02/10(k)	1,000	999,123
0.208%	08/26/10	66	65,946
0.212%	08/26/10	75	74,939
0.23%	09/16/10	2,000	1,997,900

TOTAL U.S. TREASURY OBLIGATIONS (cost $52,931,111)			52,929,044

REPURCHASE AGREEMENTS(m) — 0.4%

Barclays Capital, Inc., 0.01%, dated 03/31/10, due 04/01/10 in the amount of $3,800,001		3,800	3,800,000
Barclays Capital, Inc., 0.03%, dated 03/31/10, due 04/01/10 in the amount of $11,800,010		11,800	11,800,000
Credit Suisse Securities (USA) LLC, 0.01%, dated 03/31/10, due 04/01/10 in the amount of $1,100,000		1,100	1,100,000
Credit Suisse Securities (USA) LLC, 0.01%, dated 03/31/10, due 04/01/10 in the amount of $1,400,000		1,400	1,400,000
JPMorgan Secrurites, Inc., 0.03%, dated 03/31/10, due 04/01/10 in the amount of $900,001		900	900,000

TOTAL REPURCHASE AGREEMENTS (cost $19,000,000)			19,000,000

		Notional
		Amount
	Counterparty	(000)#
OPTIONS PURCHASED(l) *

Call Option
Russell 2000 Index,
expiring 04/16/10, Strike Price $700.00		8,700	25,230

Put Options
Currency Option USD vs KRW,
expiring 12/07/10 @ FX Rate 1,110.00	Hong Kong & Shanghai Bank	500	12,094
expiring 12/07/10 @ FX Rate 1,110.00	JPMorgan Chase	400	9,676
Dow Jones Euro Stoxx 50
expiring 04/16/10, Strike Price $2,850.00		2,650	60,489
S&P 500 Index,
expiring 04/16/10, Strike Price $1,150.00		23,400	152,100

			234,359

TOTAL OPTIONS PURCHASED (cost $509,604)			259,589

TOTAL SHORT-TERM INVESTMENTS (cost $820,411,820)			820,159,738

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 101.0% (cost $4,813,120,641)			5,231,850,371

OPTIONS WRITTEN(l)*
Call Options
10 Year Euro-Bund,
expiring 04/30/10, Strike Price $124.00		500	(1,958)

expiring 04/30/10, Strike Price $124.50			500	(1,081)
10 Year U.S. Treasury Note Futures,
expiring 04/23/10, Strike Price $119.00			1,000	(469)
expiring 04/23/10, Strike Price $118.50			800	(625)
expiring 04/23/10, Strike Price $119.00			2,700	(1,266)
expiring 05/21/10, Strike Price $119.00			2,200	(3,781)
Currency Option EUR vs USD,
expiring 04/20/10 @ FX Rate 1.40	Bank of America EUR		300	(26)
Currency Option GBP vs USD,
expiring 04/20/10 @ FX Rate 1.54	Credit Suisse First Boston Corp.	GBP	200	(1,514)
Currency Option USD vs JPY,
expiring 04/20/10 @ FX Rate 94.00	Goldman Sachs & Co.		1,000	(7,764)
Currency Option USD vs KRW,
expiring 09/01/10 @ FX Rate 1,500.00	JPMorgan Chase		200	(2)
expiring 12/07/10 @ FX Rate 1,275.00	Hong Kong & Shanghai Bank		500	(6,331)
expiring 12/07/10 @ FX Rate 1,275.00	JPMorgan Chase		400	(5,065)
Currency Option USD vs MXN,
expiring 09/22/10 @ FX Rate 16.25	Citigroup Global Markets		200	(3)
Interest Rate Swap Options,
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Deutsche Bank		1,700	(27)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Bank of America		1,200	(16)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Bank of America		2,200	(962)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Citigroup Global Markets		4,000	(1,748)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Goldman Sachs & Co.		1,300	(568)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Bank of America		1,300	(3,719)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Bank of America		1,400	(4,005)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Goldman Sachs & Co.		4,900	(10,654)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Morgan Stanley		4,300	(18,139)
Russell 2000 Index,
expiring 04/16/10, Strike Price $680.00			8,700	(91,350)
				(161,073)

Put Options
10 Year U.S. Treasury Note Futures,
expiring 04/23/10, Strike Price $114.00			1,000	(1,250)
expiring 05/21/10, Strike Price $114.00			1,400	(4,813)
Currency Option EUR vs USD,
expiring 04/20/10 @ FX Rate 1.33	Bank of America EUR		800	(4,488)
Currency Option GBP vs USD,
expiring 04/20/10 @ FX Rate 1.45	JPMorgan Chase GBP		300	(537)
Currency Option USD vs JPY,
expiring 04/20/10 @ FX Rate 88.00	Goldman Sachs & Co.		1,000	(419)
Dow Jones Euro Stoxx 50
expiring 05/21/10, Strike Price $2,650.00			2,650	(83,038)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA, Citi expects less than 0% in inflation,
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets		1,000	(8,226)
Interest Rate Swap Options,
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Deutsche Bank		1,700	(35)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Bank of America		2,500	(772)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Bank of America		2,200	(680)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Royal Bank of Scotland		1,000	(309)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR,
expiring 06/15/10	Morgan Stanley		29,000	(134)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Bank of America		1,300	(6,921)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Bank of America		1,400	(7,453)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Goldman Sachs & Co.		4,900	(22,936)
Pay a fixed rate of 6.00% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Royal Bank of Scotland		10,700	(842)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Morgan Stanley		4,300	(27,146)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR,
expiring 12/01/10	Royal Bank of Scotland		4,500	(30,004)
Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley		1,200	(1,297)
Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley		300	(324)
Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR,
expiring 07/10/12	Royal Bank of Scotland		600	(649)

S&P 500 Index,
expiring 05/21/10, Strike Price $1,075.00	23,400	(163,800)

		(366,073)

TOTAL OPTIONS WRITTEN (premiums received $1,197,424)		(527,146)

	Shares
SECURITIES SOLD SHORT — (1.4)%

COMMON STOCKS

Advertising
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	27,400	(290,714)
Interpublic Group of Cos., Inc.*	54,700	(455,104)

		(745,818)

Aerospace & Defense
BE Aerospace, Inc.*	17,000	(517,650)
Boeing Co. (The)	4,000	(290,440)
Curtiss-Wright Corp. (Class B Stock)	1,000	(34,800)
Goodrich Corp.	4,700	(331,444)
Moog, Inc. (Class A Stock)*	7,900	(279,818)
TransDigm Group, Inc.	9,200	(487,968)

		(1,942,120)

Air Freight & Logistics
UTi Worldwide, Inc. (British Virgin Islands)	7,100	(108,772)

Airlines
Continental Airlines, Inc. (Class B Stock)*	2,900	(63,713)

Auto Parts & Equipment
BorgWarner, Inc.*	12,500	(477,250)
Federal Mogul Corp.*	17,500	(321,300)
Goodyear Tire & Rubber Co. (The)*	5,400	(68,256)

		(866,806)

Automobile Manufacturers
PACCAR, Inc.	10,700	(463,738)

Beverages
Brown-Forman Corp. (Class B Stock)	800	(47,560)
Central European Distribution Corp.*	2,000	(70,020)
Hansen Natural Corp.*	3,300	(143,154)

		(260,734)

Biotechnology — (0.1)%
Amylin Pharmaceuticals, Inc.*	2,000	(44,980)
Celgene Corp.*	8,000	(495,680)
Charles River Laboratories International, Inc.*	3,500	(137,585)
Dendreon Corp.*	1,400	(51,058)
Genzyme Corp.*	8,400	(435,372)
Illumina, Inc.*	13,100	(509,590)
Talecris Biotherapeutics Holdings Corp.*	1,200	(23,904)
Vertex Pharmaceuticals, Inc.*	12,000	(490,440)

		(2,188,609)

Building & Construction
Martin Marietta Materials, Inc.	700	(58,485)

Building Materials
USG Corp.*	20,100	(344,916)

Business Services
Navigant Consulting, Inc.*	10,500	(127,365)

Chemicals — (0.1)%
Arch Chemicals, Inc.	7,600	(261,364)
Balchem Corp.	1,350	(33,277)
Dow Chemical Co. (The)	17,200	(508,604)
Huntsman Corp.	30,700	(369,935)
Intrepid Potash, Inc.*	15,200	(461,016)
Minerals Technologies, Inc.	2,400	(124,416)
Monsanto Co.	6,100	(435,662)
Mosaic Co. (The)	1,700	(103,309)
Olin Corp.	4,600	(90,252)

		(2,387,835)

Clothing & Apparel
Hanesbrands, Inc.*	2,600	(72,332)
K-Swiss, Inc. (Class A Stock)*	10,900	(114,014)
NIKE, Inc. (Class B Stock)	7,100	(521,850)
Polo Ralph Lauren Corp.	1,000	(85,040)
Wolverine World Wide, Inc.	2,600	(75,816)

		(869,052)

Commercial Banks
Bank Mutual Corp.	5,700	(37,050)
Bank of New York Mellon Corp. (The)	1,600	(49,408)
BB&T Corp.	900	(29,151)

City National Corp.	4,700	(253,659)
Cullen / Frost Bankers, Inc.	2,200	(122,760)
First Financial Bankshares, Inc.	1,800	(92,790)
FirstMerit Corp.	7,038	(151,810)
Northern Trust Corp.	1,600	(88,416)
PacWest Bancorp	12,600	(287,532)

		(1,112,576)

Commercial Services
Interactive Data Corp.	9,600	(307,200)

Commercial Services & Supplies — (0.1)%
Aaron’s, Inc.	3,200	(106,688)
Alliance Data Systems Corp.*	7,600	(486,324)
Apollo Group, Inc. (Class A Stock)*	4,400	(269,676)
Arbitron, Inc.	600	(15,996)
Corporate Executive Board Co. (The)	9,200	(244,628)
Gartner, Inc.*	1,000	(22,240)
Healthcare Services Group, Inc.	4,400	(98,516)
HMS Holdings Corp.*	4,300	(219,257)
Kendle International, Inc.*	4,700	(82,156)
Manpower, Inc.	4,000	(228,480)
Monster Worldwide, Inc.*	26,400	(438,504)
PAREXEL International Corp.*	11,900	(277,389)
Pharmaceutical Product Development, Inc.	16,600	(394,250)
Quanta Services, Inc.*	5,600	(107,296)
Sotheby’s	10,500	(326,445)
TrueBlue, Inc.*	11,100	(172,050)
United Rentals, Inc.*	21,500	(201,670)
Wright Express Corp.*	2,900	(87,348)

		(3,778,913)

Computer Hardware
Cadence Design Systems, Inc.*	44,000	(293,040)

Computer Services & Software — (0.1)%
Adobe Systems, Inc.*	2,100	(74,277)
Cognizant Technology Solutions Corp. (Class A Stock)*	10,100	(514,898)
Compuware Corp.*	51,000	(428,400)
Diebold, Inc.	4,900	(155,624)
Dun & Bradstreet Corp. (The)	1,200	(89,304)
Electronic Arts, Inc.*	21,100	(393,726)
Fidelity National Information Services, Inc.	16,100	(377,384)
Informatica Corp.*	9,300	(249,798)
Mentor Graphics Corp.*	15,100	(121,102)
salesforce.com, Inc.*	5,900	(439,255)
Stratasys, Inc.*	4,800	(117,024)
Synopsys, Inc.*	2,500	(55,925)

		(3,016,717)

Computers & Peripherals
NCR Corp.*	29,700	(409,860)

Consumer Products & Services
Fortune Brands, Inc.	4,400	(213,444)
G & K Services, Inc. (Class A Stock)	2,200	(56,936)
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	4,700	(304,889)

		(575,269)

Containers & Packaging
Packaging Corp. of America	6,000	(147,660)

Distribution/Wholesale
Fastenal Co.	700	(33,593)
WESCO International, Inc.*	1,500	(52,065)

		(85,658)

Diversified Financial Services
Charles Schwab Corp. (The)	13,800	(257,922)
Discover Financial Services	20,300	(302,470)
GATX Corp.	5,500	(157,575)
Lazard Ltd. (Class A Stock) (Bermuda)	8,800	(314,160)
TD Ameritrade Holding Corp.*	24,200	(461,252)

		(1,493,379)

Electric
Calpine Corp.*	2,300	(27,347)
CH Energy Group, Inc.	2,900	(118,436)
Cleco Corp.	6,500	(172,575)
Hawaiian Electric Industries, Inc.	15,000	(336,750)
IDACORP, Inc.	1,300	(45,006)
ITC Holdings Corp.	1,700	(93,500)
MDU Resources Group, Inc.	2,600	(56,108)
Northeast Utilities	7,500	(207,300)
NSTAR	2,600	(92,092)
Ormat Technologies, Inc.	12,400	(348,936)
Southern Co. (The)	8,300	(275,228)
UIL Holdings Corp.	4,400	(121,000)
Wisconsin Energy Corp.	4,300	(212,463)

		(2,106,741)

Electric Utilities
Great Plains Energy, Inc.	11,400	(211,698)
Progress Energy, Inc.	3,700	(145,632)

		(357,330)

Electrical Equipment
Advanced Energy Industries, Inc.*	7,700	(127,512)

Electronic Components & Equipment — (0.1)%
Agilent Technologies, Inc.*	7,700	(264,803)
AMETEK, Inc.	1,400	(58,044)
Amphenol Corp. (Class A Stock)	3,200	(135,008)
Cymer, Inc.*	9,500	(354,350)
FARO Technologies, Inc.*	2,700	(69,525)
FLIR Systems, Inc.*	13,500	(380,700)
Itron, Inc.*	6,300	(457,191)
Newport Corp.*	8,000	(100,000)
Trimble Navigation Ltd.*	11,500	(330,280)
Woodward Governor Co.	16,700	(534,066)

		(2,683,967)

Energy — Alternate Sources
Covanta Holding Corp.*	21,600	(359,856)

Engineering/Construction
Aecom Technology Corp.*	18,200	(516,334)
Granite Construction, Inc.	12,800	(386,816)

		(903,150)

Entertainment & Leisure
Brunswick Corp.	27,100	(432,787)
Callaway Golf Co.	18,300	(161,406)
Harley-Davidson, Inc.	9,300	(261,051)
Penn National Gaming, Inc.*	4,600	(127,880)
Scientific Games Corp. (Class A Stock)*	25,300	(356,224)

WMS Industries, Inc.*	10,600	(444,564)

		(1,783,912)

Environmental Control
Clean Harbors, Inc.*	8,000	(444,480)
Mine Safety Appliances Co.	11,200	(313,152)
Tetra Tech, Inc.*	9,500	(218,880)

		(976,512)

Financial — Bank & Trust
State Street Corp.	2,400	(108,336)

Financial Services
Greenhill & Co., Inc.	4,200	(344,778)
Jefferies Group, Inc.	4,600	(108,882)
SVB Financial Group*	3,100	(144,646)

		(598,306)

Foods
Hain Celestial Group, Inc. (The)*	12,400	(215,140)
Kraft Foods, Inc. (Class A Stock)	1,200	(36,288)
Tootsie Roll Industries, Inc.	4,136	(111,796)
TreeHouse Foods, Inc.*	1,500	(65,805)

		(429,029)

Gas Utilities
EQT Corp.	3,700	(151,700)
National Fuel Gas Co.	4,700	(237,585)

		(389,285)

Healthcare Products — (0.1)%
Beckman Coulter, Inc.	1,600	(100,480)
DENTSPLY International, Inc.	4,400	(153,340)
Edwards Lifesciences Corp.*	4,000	(395,520)
Gen-Probe, Inc.*	7,300	(365,000)
Natus Medical, Inc.*	7,000	(111,370)
Palomar Medical Technologies, Inc.*	5,700	(61,902)
Patterson Cos., Inc.	14,700	(456,435)
St. Jude Medical, Inc.*	2,700	(110,835)
Stryker Corp.	4,800	(274,656)
Varian Medical Systems, Inc.*	4,900	(271,117)

		(2,300,655)

Healthcare Providers & Services
Air Methods Corp.*	3,000	(102,000)
Brookdale Senior Living, Inc.*	25,600	(533,248)
Covance, Inc.*	3,800	(233,282)
DaVita, Inc.*	600	(38,040)
Kindred Healthcare, Inc.*	5,100	(92,055)
Odyssey HealthCare, Inc.*	10,300	(186,533)

		(1,185,158)

Healthcare Services
WellCare Health Plans, Inc.*	5,700	(169,746)

Home Builders — (0.1)%
KB Home	27,100	(453,925)
Lennar Corp. (Class A Stock)	31,200	(536,952)
MDC Holdings, Inc.	7,400	(256,114)
Pulte Group, Inc.*	45,500	(511,875)
Ryland Group, Inc.	12,100	(271,524)
Toll Brothers, Inc.*	11,600	(241,280)

		(2,271,670)

Home Furnishings
Harman International Industries, Inc.*	7,600	(355,528)

Hotels & Motels
MGM Mirage, Inc.*	10,700	(128,400)

Hotels, Restaurants & Leisure
Carnival Corp. (Panama)	11,200	(435,456)
International Game Technology	12,900	(238,005)
Las Vegas Sands Corp.*	5,700	(120,555)
Marcus Corp.	1,600	(20,784)
Marriott International, Inc. (Class A Stock)	13,943	(439,483)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	14,100	(199,938)
Starwood Hotels & Resorts Worldwide, Inc.	7,700	(359,128)
Wynn Resorts Ltd.	300	(22,749)

		(1,836,098)

Household Durables
Snap-on, Inc.	1,600	(69,344)

Insurance — (0.1)%
Alleghany Corp.*	408	(119,426)
Aon Corp.	3,600	(153,756)
Arthur J. Gallagher & Co.	11,400	(279,870)
Brown & Brown, Inc.	8,200	(146,944)
Fidelity National Financial, Inc. (Class A Stock)	16,900	(250,458)
First American Corp.	11,900	(402,696)
Horace Mann Educators Corp.	2,800	(42,168)
Infinity Property & Casualty Corp.	3,300	(149,952)
Loews Corp.	6,900	(257,232)
Markel Corp.*	1,200	(449,592)
Mercury General Corp.	1,400	(61,208)
Progressive Corp. (The)	5,600	(106,904)
United Fire & Casualty Co.	5,700	(102,543)
Validus Holdings Ltd. (Bermuda)	4,800	(132,144)

		(2,654,893)

Internet Software & Services
Digital River, Inc.*	1,400	(42,420)
eBay, Inc.*	4,500	(121,275)
Infospace, Inc.*	5,600	(61,880)
Oracle Corp.	4,800	(123,312)
VeriSign, Inc.*	13,300	(345,933)
Yahoo!, Inc.*	15,300	(252,909)

		(947,729)

Machinery & Equipment
AGCO Corp.*	8,100	(290,547)
Astec Industries, Inc.*	7,100	(205,616)
Bucyrus International, Inc.	5,100	(336,549)
Caterpillar, Inc.	7,200	(452,520)
Intevac, Inc.*	6,900	(95,358)
Terex Corp.*	2,600	(59,046)
Wabtec Corp.	8,100	(341,172)

		(1,780,808)

Manufacturing
AptarGroup, Inc.	4,100	(161,335)
Brink’s Co. (The)	6,900	(194,787)
CLARCOR, Inc.	3,800	(131,062)
General Electric Co.	19,500	(354,900)

Matthews International Corp. (Class A Stock)	9,600	(340,800)
Movado Group, Inc.*	7,500	(84,600)
SPX Corp.	1,400	(92,848)
Textron, Inc.	23,600	(501,028)

		(1,861,360)

Media
Liberty Global, Inc. (Class A Stock)*	4,100	(119,556)
Time Warner Cable, Inc.	5,300	(282,543)

		(402,099)

Metals & Mining — (0.1)%
Allegheny Technologies, Inc.	9,500	(512,905)
Alpha Natural Resources, Inc.*	4,600	(229,494)
Carpenter Technology Corp.	9,800	(358,680)
Cliffs Natural Resources, Inc.	7,100	(503,745)
Precision Castparts Corp.	4,300	(544,853)
Titanium Metals Corp.*	32,500	(539,175)
United States Steel Corp.	4,600	(292,192)
Vulcan Materials Co.	5,800	(273,992)

		(3,255,036)

Multi-Utilities
PNM Resources, Inc.	4,300	(53,879)

Oil, Gas & Consumable Fuels — (0.1)%
Arch Coal, Inc.	15,700	(358,745)
Baker Hughes, Inc.	7,700	(360,668)
Comstock Resources, Inc.*	8,100	(257,580)
Denbury Resources, Inc.*	15,000	(253,050)
Dril-Quip, Inc.*	2,200	(133,848)
EOG Resources, Inc.	4,000	(371,760)
EXCO Resources, Inc.	25,700	(472,366)
Exterran Holdings, Inc.*	8,000	(193,360)
Frontier Oil Corp.	4,700	(63,450)
Halliburton Co.	6,700	(201,871)
Holly Corp.	13,200	(368,412)
Lufkin Industries, Inc.	1,300	(102,895)
Mariner Energy, Inc.*	27,900	(417,663)
Northwest Natural Gas Co.	5,700	(265,620)
Petrohawk Energy Corp.*	18,700	(379,236)
Pioneer Natural Resources Co.	1,700	(95,744)
Questar Corp.	2,200	(95,040)
Schlumberger Ltd. (Netherlands)	2,100	(133,266)
St. Mary Land & Exploration Co.	4,400	(153,164)
Superior Energy Services, Inc.*	8,100	(170,262)
Superior Well Services, Inc.*	7,300	(97,674)
TETRA Technologies, Inc.*	19,900	(243,178)
Vectren Corp.	7,300	(180,456)

		(5,369,308)

Paper & Forest Products
Weyerhaeuser Co.	6,400	(289,728)

Pharmaceuticals — (0.1)%
BioMarin Pharmaceutical, Inc.*	22,900	(535,173)
Express Scripts, Inc.*	3,700	(376,512)
King Pharmaceuticals, Inc.*	8,100	(95,256)
Mead Johnson Nutrition Co. (Class A Stock)	7,100	(369,413)
Salix Pharmaceuticals Ltd.*	14,900	(555,025)
VCA Antech, Inc.*	5,100	(142,953)
Watson Pharmaceuticals, Inc.*	6,200	(258,974)

		(2,333,306)

Real Estate Investment Trusts
AvalonBay Communities, Inc.	4,960	(428,296)
Boston Properties, Inc.	3,600	(271,584)
BRE Properties, Inc.	5,400	(193,050)
Corporate Office Properties Trust	4,400	(176,572)
Digital Realty Trust, Inc.	1,000	(54,200)
Equity Residential	1,900	(74,385)
Federal Realty Investment Trust	600	(43,686)
Home Properties, Inc.	4,400	(205,920)
Nationwide Health Properties, Inc.	4,400	(154,660)
Omega Healthcare Investors, Inc.	1,000	(19,490)
Potlatch Corp.	1,200	(42,048)
ProLogis	1,200	(15,840)
Rayonier, Inc.	900	(40,887)
Regency Centers Corp.	2,500	(93,675)
UDR, Inc.	6,000	(105,840)
Ventas, Inc.	1,200	(56,976)

		(1,977,109)

Retail & Merchandising — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	6,200	(282,968)
American Eagle Outfitters, Inc.	6,700	(124,084)
CVS Caremark Corp.	1,600	(58,496)
Dick’s Sporting Goods, Inc.*	3,900	(101,829)
Finish Line, Inc. (The) (Class A Stock)	3,500	(57,120)
GameStop Corp. (Class A Stock)*	8,400	(184,044)
Guess?, Inc.	700	(32,886)
JC Penney Co., Inc.	2,600	(83,642)
Lowe’s Cos., Inc.	2,900	(70,296)
Nordstrom, Inc.	6,700	(273,695)
O’Reilly Automotive, Inc.*	12,700	(529,717)
Ruddick Corp.	11,100	(351,204)
Saks, Inc.*	7,500	(64,500)
Staples, Inc.	15,600	(364,884)
Tiffany & Co.	1,100	(52,239)
Walgreen Co.	9,000	(333,810)

		(2,965,414)

Road & Rail
Con-Way, Inc.	11,400	(400,368)

Savings & Loan
Capitol Federal Financial	2,900	(108,634)

Semiconductors — (0.1)%
Advanced Micro Devices, Inc.*	12,600	(116,802)
Applied Materials, Inc.	1,100	(14,828)
Cohu, Inc.	4,500	(61,965)
Cree, Inc.*	4,400	(308,968)
International Rectifier Corp.*	19,300	(441,970)
KLA-Tencor Corp.	12,300	(380,316)
MEMC Electronic Materials, Inc.*	29,900	(458,367)
Microchip Technology, Inc.	600	(16,896)
MKS Instruments, Inc.*	11,500	(225,285)
NVIDIA Corp.*	3,300	(57,354)
Rambus, Inc.*	23,100	(504,735)
Rudolph Technologies, Inc.*	9,700	(83,129)
Varian Semiconductor Equipment Associates, Inc.*	2,600	(86,112)

		(2,756,727)

Software
Activision Blizzard, Inc.	36,100	(435,366)
Acxiom Corp.*	18,700	(335,478)
Cerner Corp.*	2,400	(204,144)
Citrix Systems, Inc.*	2,900	(137,663)
Emdeon, Inc. (Class A Stock)*	8,000	(132,160)
Fair Isaac Corp.	2,800	(70,952)

		(1,315,763)

Specialty Retail
CarMax, Inc.*	11,800	(296,416)
Office Depot, Inc.*	12,400	(98,952)
OfficeMax, Inc.*	20,200	(331,684)

		(727,052)

Telecommunications — (0.1)%
ADTRAN, Inc.	1,900	(50,065)
American Tower Corp. (Class A Stock)*	4,000	(170,440)
Ciena Corp.*	32,900	(501,396)
CommScope, Inc.*	7,900	(221,358)
Comtech Telecommunications Corp.*	300	(9,597)
General Communication, Inc. (Class A Stock)*	9,000	(51,930)
Motorola, Inc.*	54,700	(383,994)
NeuStar, Inc. (Class A Stock)*	1,800	(45,360)
Polycom, Inc.*	7,200	(220,176)
QUALCOMM, Inc.	7,700	(323,323)
tw telecom, Inc.*	5,900	(107,085)
Virgin Media, Inc.	4,300	(74,218)

		(2,158,942)

Tobacco
Philip Morris International, Inc.	2,100	(109,536)

Transportation
Alexander & Baldwin, Inc.	4,700	(155,335)
Expeditors International of Washington, Inc.	7,300	(269,516)
Kirby Corp.*	2,000	(76,300)

		(501,151)

Wireless Telecommunication Services
Crown Castle International Corp*	3,600	(137,628)
Leap Wireless International, Inc.*	11,100	(181,596)
NII Holdings, Inc.*	9,000	(374,940)
SBA Communications Corp. (Class A Stock)*	7,600	(274,132)

		(968,296)

TOTAL SECURITIES SOLD SHORT (proceeds received $64,140,836)		(73,725,908)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 99.6% (cost $4,747,782,381)		5,157,597,317
Other assets in excess of other liabilities(x) — 0.4%		19,078,800

NET ASSETS — 100.0%		$5,176,676,117

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

EAFE	Europe, Australasia, Far East

FDIC	Federal Deposit Insurance Corp.

GSCI	Goldman Sachs Commodity Index

iBoxx	Bond Market Indices

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

NYSE	New York Stock Exchange

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

TSX	Toronto Stock Exchange

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $(162,809), foreign exchange contracts risk exposure of $(4,379) and equity contracts risk exposure of $(100,369) as of March 31, 2010.

(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2010, 9 securities representing $4,153,418 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Other assets in excess of other liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:
Financial futures contracts open at March 31, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2010	(Depreciation) (1) (2)
Long Positions:
495	90 Day Euro Dollar	Sep 10	$122,684,113	$123,087,938	$403,825
24	90 Day Euro Dollar	Jun 10	5,935,825	5,977,800	41,975
16	90 Day Euro Dollar	Jun 11	3,936,925	3,937,800	875
83	90 Day Euro EURIBOR	Jun 10	27,725,746	27,831,367	105,621
20	90 Day Euro EURIBOR	Jun 11	6,608,431	6,653,340	44,909
53	3 Year Australian Bond	Jun 10	12,785,416	12,755,082	(30,334)
37	5 Year Euro-Bobl	Jun 10	5,837,178	5,850,995	13,817
18	5 Year U.S. Treasury Notes	Jun 10	2,082,079	2,067,188	(14,891)
464	10 Year Australian Bond	Jun 10	306,952,681	306,648,842	(303,839)
67	10 Year Canadian Bond	Jun 10	7,808,481	7,750,534	(57,947)
214	10 Year Euro-Bund	Jun 10	35,450,822	35,653,177	202,355
5	10 Year Japanese Bond	Jun 10	7,445,503	7,392,235	(53,268)
20	10 Year U.K. Gilt	Jun 10	3,447,920	3,482,655	34,735
963	10 Year U.S. Treasury Notes	Jun 10	112,138,786	111,948,750	(190,036)
5	Amsterdam Index	Apr 10	455,171	462,600	7,429
170	CAC40 10 Euro	Apr 10	9,030,619	9,119,033	88,414
7	DAX Index	Jun 10	1,410,238	1,451,636	41,398
30	DJ Euro Stoxx 50	Jun 10	1,157,379	1,155,218	(2,161)
134	FTSE 100 Index	Jun 10	11,313,697	11,408,647	94,950
29	FTSE/MIB Index	Jun 10	4,381,331	4,384,978	3,647
51	IBEX 35 Index	Apr 10	7,647,850	7,468,010	(179,840)
25	Russell 2000 Mini	Jun 10	1,692,790	1,692,750	(40)
250	S&P 500	Jun 10	71,345,900	72,825,000	1,479,100
64	S&P 500 E-Mini	Jun 10	3,716,588	3,728,640	12,052
10	Topix Index	Jun 10	977,965	1,045,566	67,601

					1,810,347

Short Positions:
303	10 Year Canadian Bond	Jun 10	35,212,869	35,050,923	161,946
61	10 Year Euro-Bund	Jun 10	10,107,513	10,162,822	(55,309)
9	10 Year Japanese Bond	Jun 10	13,407,102	13,306,022	101,080

361	10 Year Mini Japanese Government Bond	Jun 10	53,753,318	53,321,735	431,583
304	10 Year U.K Gilt	Jun 10	52,252,617	52,936,356	(683,739)
14	Amsterdam Index	Apr 10	1,269,451	1,295,281	(25,830)
2	Hang Seng Index	Apr 10	268,191	273,433	(5,242)
29	S&P 500 E-Mini	Jun 10	1,646,982	1,689,540	(42,558)
25	S&P/TSX 60 Index	Jun 10	3,452,126	3,463,181	(11,055)
59	SPI 200	Jun 10	6,559,478	6,603,892	(44,414)
36	Topix Index	Jun 10	3,514,515	3,764,039	(249,524)

					(423,062)

					$1,387,285

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $153,358 and equity contracts risk exposure of $1,233,927 as of March 31, 2010.
Commodity futures contracts open at March 31, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2010	(Depreciation) (1) (2)
Long Positions:
30	Brent Crude	May 10	2,383,980	2,481,000	97,020
247	Brent Crude	Jun 10	20,241,840	20,562,750	320,910
7	Coffee ‘C’	May 10	370,482	357,394	(13,088)
93	Coffee ‘C’	Jul 10	4,765,140	4,807,519	42,379
48	Corn	May 10	884,413	828,000	(56,413)
362	Corn	Jul 10	6,989,825	6,452,650	(537,175)
10	Cotton No. 2	May 10	367,115	402,750	35,635
162	Cotton No. 2	Jul 10	6,562,590	6,627,420	64,830
54	Gas Oil	May 10	3,516,050	3,677,400	161,350
364	Gas Oil	Jun 10	24,402,700	24,843,000	440,300
8	Gasoline RBOB	May 10	751,859	775,219	23,360
63	Gasoline RBOB	Jun 10	5,996,701	6,089,240	92,539
116	Gold 100 OZ	Jun 10	12,984,800	12,928,200	(56,600)
60	Gold 100 OZ	Aug 10	6,704,620	6,694,200	(10,420)
15	Heating Oil	May 10	1,315,986	1,372,770	56,784
62	Heating Oil	Jun 10	5,545,612	5,704,843	159,231
133	Lean Hogs	Jun 10	4,260,220	4,410,280	150,060
89	Lean Hogs	Aug 10	2,886,760	2,960,140	73,380
166	Live Cattle	Jun 10	6,045,020	6,211,720	166,700
135	Live Cattle	Aug 10	4,916,800	4,942,350	25,550
80	LME Copper	May 10	14,128,525	15,557,000	1,428,475
5	LME Copper	Jun 10	928,875	973,563	44,688
66	LME Copper	Jul 10	12,269,094	12,863,400	594,306
55	LME Nickel	May 10	6,101,952	8,246,700	2,144,748
2	LME Nickel	Jun 10	261,924	300,000	38,076
52	LME Nickel	Jul 10	6,810,654	7,803,120	992,466
118	LME PRI Aluminum	May 10	6,451,344	6,814,500	363,156
5	LME PRI Aluminum	Jun 10	279,213	289,844	10,631
104	LME PRI Aluminum	Jul 10	5,873,669	6,057,350	183,681
28	LME Zinc	Jun 10	1,631,594	1,659,875	28,281
74	Natural Gas	May 10	3,259,030	2,863,060	(395,970)
190	Natural Gas	Jul 10	7,755,380	7,533,500	(221,880)
4	Silver	May 10	334,840	350,520	15,680
61	Silver	Jul 10	5,239,275	5,353,665	114,390
19	Soybean	May 10	894,925	893,950	(975)
242	Soybean	Jul 10	11,649,875	11,495,000	(154,875)
23	Sugar #11 (World)	May 10	649,208	427,358	(221,850)
168	Sugar #11 (World)	Jul 10	3,321,001	3,106,521	(214,480)
26	Wheat	May 10	689,475	585,650	(103,825)
183	Wheat	Jul 10	4,654,425	4,245,600	(408,825)
82	WTI Crude	May 10	6,655,650	6,868,320	212,670
402	WTI Crude	Jun 10	33,152,840	33,840,360	687,520

					6,372,420

Short Positions:
111	LME PRI Aluminum	May 10	6,054,987	6,410,250	(355,263)
77	LME Copper	May 10	14,015,419	14,973,613	(958,194)
9	LME Copper	Jul 10	1,747,275	1,754,100	(6,825)
52	LME Nickel	May 10	6,635,526	7,796,880	(1,161,354)
1	LME PRI Aluminum	Jul 10	57,256	58,244	(988)

					(2,482,624)

					$3,889,796

(1)	Cash of $450,000 and U.S. Treasury Securities and federal agency obligation with a market value of $17,606,897 has been segregated to cover requirements for open futures contracts as of March 31, 2010.

(2)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of March 31, 2010.

Forward foreign currency exchange contracts outstanding at March 31, 2010:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 06/16/10	Citigroup Global Markets	AUD	273	$249,961	$248,725	$(1,236)
Expiring 06/16/10	Deutsche Bank	AUD	912	833,585	829,084	(4,501)
Expiring 06/16/10	Hong Kong & Shanghai Bank	AUD	273	249,952	248,725	(1,227)
Expiring 06/16/10	Hong Kong & Shanghai Bank	AUD	182	166,635	165,817	(818)
Expiring 06/16/10	Hong Kong & Shanghai Bank	AUD	182	166,635	165,817	(818)
Expiring 06/16/10	Morgan Stanley	AUD	1,608	1,456,099	1,462,662	6,563
Expiring 06/16/10	Morgan Stanley	AUD	588	530,779	534,458	3,679
Expiring 06/16/10	Morgan Stanley	AUD	419	380,750	381,157	407
Expiring 06/16/10	UBS Securities	AUD	14,957	13,300,157	13,604,861	304,704
Brazilian Real,
Expiring 04/05/10	Goldman Sachs & Co.	BRL	2,371	1,353,922	1,331,873	(22,049)
Expiring 04/05/10	Goldman Sachs & Co.	BRL	1,264	721,516	709,766	(11,750)
Expiring 04/05/10	Morgan Stanley	BRL	125	66,000	70,153	4,153
Expiring 04/05/10	Royal Bank of Scotland	BRL	119	63,000	67,038	4,038
Expiring 06/02/10	Hong Kong & Shanghai Bank	BRL	2,371	1,311,896	1,315,112	3,216
Expiring 06/02/10	Hong Kong & Shanghai Bank	BRL	101	55,789	55,925	136
British Pound,
Expiring 06/16/10	Morgan Stanley	GBP	4,575	6,915,375	6,938,980	23,605
Expiring 06/16/10	Morgan Stanley	GBP	841	1,257,836	1,275,231	17,395
Expiring 06/16/10	Morgan Stanley	GBP	524	785,488	794,063	8,575
Expiring 06/16/10	Morgan Stanley	GBP	40	59,289	60,424	1,135
Expiring 06/16/10	Royal Bank of Scotland	GBP	307	459,106	465,436	6,330
Expiring 06/16/10	UBS Securities	GBP	2,401	3,632,610	3,642,312	9,702
Expiring 06/16/10	UBS Securities	GBP	688	1,026,571	1,042,786	16,215
Expiring 06/16/10	UBS Securities	GBP	125	185,408	189,598	4,190
Expiring 06/16/10	UBS Securities	GBP	125	187,522	189,598	2,076
Expiring 06/16/10	UBS Securities	GBP	117	174,911	177,325	2,414
Expiring 06/24/10	Barclays Capital Group	GBP	1,809	2,729,781	2,743,715	13,934
Expiring 06/24/10	Royal Bank of Canada	GBP	146	219,532	221,439	1,907
Expiring 06/24/10	Royal Bank of Scotland	GBP	96	142,187	145,603	3,416
Canadian Dollar,
Expiring 04/06/10	Citigroup Global Markets	CAD	35	32,693	34,029	1,336
Expiring 04/06/10	JPMorgan Chase	CAD	1,844	1,768,486	1,815,581	47,095
Expiring 04/06/10	JPMorgan Chase	CAD	4	4,200	4,215	15
Expiring 06/16/10	Citigroup Global Markets	CAD	500	494,375	491,908	(2,467)
Expiring 06/16/10	Deutsche Bank	CAD	1,666	1,648,183	1,639,692	(8,491)
Expiring 06/16/10	Hong Kong & Shanghai Bank	CAD	500	493,811	491,908	(1,903)
Expiring 06/16/10	Hong Kong & Shanghai Bank	CAD	333	329,207	327,938	(1,269)
Expiring 06/16/10	Hong Kong & Shanghai Bank	CAD	333	329,207	327,938	(1,269)
Expiring 06/16/10	Morgan Stanley	CAD	894	869,035	879,730	10,695
Expiring 06/16/10	Morgan Stanley	CAD	362	354,043	356,585	2,542

Expiring 06/16/10	UBS Securities	CAD	1,100	1,068,803	1,082,955	14,152
Expiring 06/16/10	UBS Securities	CAD	200	195,596	196,901	1,305
Expiring 06/16/10	UBS Securities	CAD	100	98,118	98,450	332
Expiring 06/16/10	UBS Securities	CAD	100	98,277	98,450	173
Chinese Yuan,
Expiring 01/10/11	Bank of America	CNY	1,129	170,000	166,483	(3,517)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	1,957	293,000	288,602	(4,398)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	1,934	290,000	285,284	(4,716)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	1,448	217,000	213,519	(3,481)
Expiring 01/10/11	JPMorgan Chase	CNY	1,927	289,000	284,172	(4,828)
Expiring 01/10/11	JPMorgan Chase	CNY	1,262	190,000	186,083	(3,917)
Expiring 01/10/11	JPMorgan Chase	CNY	797	120,000	117,473	(2,527)
Expiring 01/10/11	JPMorgan Chase	CNY	640	96,000	94,325	(1,675)
Expiring 01/10/11	Morgan Stanley	CNY	1,272	191,000	187,654	(3,346)
Expiring 01/10/11	Morgan Stanley	CNY	664	100,000	97,939	(2,061)
Expiring 01/10/11	Morgan Stanley	CNY	531	80,000	78,351	(1,649)
Expiring 01/10/11	Morgan Stanley	CNY	398	60,000	58,737	(1,263)
Expiring 01/10/11	Morgan Stanley	CNY	266	40,000	39,158	(842)
Expiring 06/07/10	Barclays Capital Group	CNY	1,523	225,000	223,162	(1,838)
Expiring 06/07/10	Barclays Capital Group	CNY	862	127,000	126,372	(628)
Expiring 06/07/10	Barclays Capital Group	CNY	314	47,000	45,983	(1,017)
Expiring 06/07/10	Barclays Capital Group	CNY	170	25,000	24,841	(159)
Expiring 06/07/10	Citigroup Global Markets	CNY	68	10,000	9,946	(54)
Expiring 06/07/10	Deutsche Bank	CNY	828	122,226	121,335	(891)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	1,457	215,000	213,496	(1,504)
Expiring 06/07/10	JPMorgan Chase	CNY	8,104	1,200,000	1,187,383	(12,617)
Expiring 06/07/10	Morgan Stanley	CNY	1,473	217,000	215,831	(1,169)
Expiring 06/15/11	Deutsche Bank	CNY	2,114	320,437	329,221	8,784
Expiring 06/15/11	Deutsche Bank	CNY	405	63,000	63,147	147
Expiring 11/16/10	Barclays Capital Group	CNY	2,114	320,000	310,927	(9,073)
Expiring 11/17/10	Barclays Capital Group	CNY	5,063	752,851	744,829	(8,022)
Expiring 11/17/10	Citigroup Global Markets	CNY	1,075	162,000	158,093	(3,907)
Expiring 11/17/10	Citigroup Global Markets	CNY	159	24,000	23,421	(579)
Expiring 11/17/10	Deutsche Bank	CNY	1,061	160,000	156,130	(3,870)
Expiring 11/17/10	Deutsche Bank	CNY	874	132,000	128,516	(3,484)
Expiring 11/17/10	Deutsche Bank	CNY	573	86,610	84,324	(2,286)
Expiring 11/17/10	Deutsche Bank	CNY	272	41,000	40,038	(962)
Expiring 11/17/10	Deutsche Bank	CNY	166	25,000	24,399	(601)
Expiring 11/17/10	JPMorgan Chase	CNY	321	48,331	47,208	(1,123)
Expiring 11/17/10	Morgan Stanley	CNY	1,945	295,000	286,150	(8,850)
Expiring 11/17/10	Morgan Stanley	CNY	549	83,000	80,809	(2,191)
Expiring 11/17/10	Morgan Stanley	CNY	549	83,000	80,785	(2,215)
Expiring 11/23/10	Barclays Capital Group	CNY	391	59,000	57,558	(1,442)
Expiring 11/23/10	Barclays Capital Group	CNY	272	41,000	40,055	(945)
Danish Krone,
Expiring 05/10/10	Deutsche Bank	DKK	4,064	743,641	737,095	(6,546)
Euro,
Expiring 04/26/10	Barclays Capital Group	EUR	1,435	1,953,824	1,938,239	(15,585)
Expiring 04/26/10	Barclays Capital Group	EUR	392	543,582	529,470	(14,112)
Expiring 04/26/10	Barclays Capital Group	EUR	283	387,768	382,245	(5,523)
Expiring 04/26/10	Barclays Capital Group	EUR	167	223,446	225,565	2,119
Expiring 04/26/10	Barclays Capital Group	EUR	13	17,394	17,559	165
Expiring 04/26/10	Citigroup Global Markets	EUR	10,531	14,833,641	14,224,113	(609,528)
Expiring 04/26/10	Citigroup Global Markets	EUR	528	727,388	713,164	(14,224)
Expiring 04/26/10	Citigroup Global Markets	EUR	386	530,449	521,366	(9,083)
Expiring 04/26/10	Deutsche Bank	EUR	291	396,383	393,051	(3,332)
Expiring 04/26/10	Deutsche Bank	EUR	201	273,272	271,489	(1,783)

Expiring 04/26/10	Goldman Sachs & Co.	EUR	500	695,157	675,345	(19,812)
Expiring 04/26/10	Goldman Sachs & Co.	EUR	189	262,769	255,280	(7,489)
Expiring 04/26/10	JPMorgan Chase	EUR	762	1,012,873	1,029,226	16,353
Expiring 04/26/10	JPMorgan Chase	EUR	576	786,233	777,997	(8,236)
Expiring 04/26/10	JPMorgan Chase	EUR	232	328,572	313,360	(15,212)
Expiring 04/26/10	Royal Bank of Scotland	EUR	595	834,055	803,660	(30,395)
Expiring 04/26/10	Royal Bank of Scotland	EUR	124	169,742	167,486	(2,256)
Expiring 04/26/10	Royal Bank of Scotland	EUR	37	50,048	49,975	(73)
Expiring 04/26/10	UBS Securities	EUR	723	976,043	976,549	506
Expiring 06/16/10	Citigroup Global Markets	EUR	289	397,651	390,221	(7,430)
Expiring 06/16/10	Deutsche Bank	EUR	963	1,323,884	1,300,736	(23,148)
Expiring 06/16/10	Hong Kong & Shanghai Bank	EUR	289	398,005	390,221	(7,784)
Expiring 06/16/10	Hong Kong & Shanghai Bank	EUR	193	265,336	260,147	(5,189)
Expiring 06/16/10	Hong Kong & Shanghai Bank	EUR	193	265,336	260,147	(5,189)
Expiring 06/16/10	UBS Securities	EUR	3,250	4,424,694	4,389,816	(34,878)
Expiring 06/16/10	UBS Securities	EUR	250	332,226	337,678	5,452
Expiring 06/16/10	UBS Securities	EUR	250	337,598	337,678	80
Expiring 06/16/10	UBS Securities	EUR	125	170,903	168,839	(2,064)
Indonesia Rupiah,
Expiring 09/17/10	JPMorgan Chase	IDR	2,067,800	196,000	219,627	23,627
Expiring 11/24/10	Barclays Capital Group	IDR	586,380	60,000	61,387	1,387
Expiring 11/24/10	Citigroup Global Markets	IDR	583,800	60,000	61,117	1,117
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	462,080	48,083	48,375	292
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	383,800	40,000	40,180	180
Japanese Yen,
Expiring 04/06/10	Hong Kong & Shanghai Bank	JPY	4,066	44,000	43,491	(509)
Expiring 04/19/10	Citigroup Global Markets	JPY	1,746,654	19,301,686	18,684,758	(616,928)
Expiring 04/19/10	Citigroup Global Markets	JPY	4,533	50,131	48,492	(1,639)
Expiring 04/19/10	Citigroup Global Markets	JPY	4,066	43,490	43,508	18
Expiring 04/19/10	Deutsche Bank	JPY	61,900	685,549	662,173	(23,376)
Expiring 04/19/10	JPMorgan Chase	JPY	387,435	4,279,986	4,144,570	(135,416)
Expiring 04/19/10	Morgan Stanley	JPY	1,772,538	19,521,344	18,961,651	(559,693)
Expiring 06/16/10	Citigroup Global Markets	JPY	158,421	1,755,011	1,695,270	(59,741)
Expiring 06/16/10	Citigroup Global Markets	JPY	8,026	88,691	85,887	(2,804)
Expiring 06/16/10	Deutsche Bank	JPY	26,754	295,841	286,290	(9,551)
Expiring 06/16/10	Hong Kong & Shanghai Bank	JPY	8,026	88,686	85,887	(2,799)
Expiring 06/16/10	Hong Kong & Shanghai Bank	JPY	5,351	59,124	57,258	(1,866)
Expiring 06/16/10	Hong Kong & Shanghai Bank	JPY	5,351	59,124	57,258	(1,866)
Expiring 06/16/10	Morgan Stanley	JPY	523,101	5,789,838	5,597,726	(192,112)
Expiring 06/16/10	Morgan Stanley	JPY	77,570	860,709	830,077	(30,632)
Expiring 06/16/10	Royal Bank of Scotland	JPY	348,097	3,880,684	3,725,006	(155,678)
Expiring 06/16/10	Royal Bank of Scotland	JPY	276,946	3,057,241	2,963,614	(93,627)
Expiring 06/16/10	UBS Securities	JPY	258,587	2,880,081	2,767,147	(112,934)
Expiring 06/16/10	UBS Securities	JPY	212,500	2,346,497	2,273,972	(72,525)
Expiring 06/16/10	UBS Securities	JPY	110,934	1,224,597	1,187,106	(37,491)
Expiring 06/16/10	UBS Securities	JPY	25,000	270,580	267,526	(3,054)
Expiring 06/16/10	UBS Securities	JPY	12,500	137,843	133,763	(4,080)
Expiring 06/16/10	UBS Securities	JPY	12,500	137,881	133,763	(4,118)
Expiring 06/16/10	UBS Securities	JPY	12,500	138,044	133,763	(4,281)
Expiring 06/16/10	UBS Securities	JPY	12,500	134,395	133,763	(632)
Expiring 06/16/10	UBS Securities	JPY	12,500	138,141	133,763	(4,378)

Expiring 06/16/10	UBS Securities	JPY	12,500	138,398	133,763	(4,635)
Mexican Peso,
Expiring 04/22/10	Deutsche Bank	MXN	3,934	300,000	317,490	17,490
Expiring 04/22/10	Deutsche Bank	MXN	454	34,625	36,611	1,986
Expiring 04/22/10	First Manhattan	MXN	1,330	97,675	107,322	9,647
Expiring 04/22/10	Goldman Sachs & Co.	MXN	95	7,364	7,668	304
Expiring 04/22/10	Hong Kong & Shanghai Bank	MXN	7,931	585,300	640,066	54,766
Expiring 04/22/10	Hong Kong & Shanghai Bank	MXN	4,780	370,076	385,757	15,681
Expiring 04/22/10	JPMorgan Chase	MXN	14,937	1,119,391	1,205,520	86,129
Expiring 04/22/10	JPMorgan Chase	MXN	7,748	580,628	625,303	44,675
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	14,133	1,096,596	1,119,968	23,372
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	13,259	1,028,765	1,050,691	21,926
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	12,162	950,000	963,736	13,736
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	3,182	246,863	252,125	5,262
New Zealand Dollar,
Expiring 06/16/10	Morgan Stanley	NZD	772	540,402	545,534	5,132
Expiring 06/16/10	Morgan Stanley	NZD	646	453,301	456,627	3,326
Expiring 06/16/10	UBS Securities	NZD	6,269	4,374,785	4,429,430	54,645
Norwegian Krone,
Expiring 06/16/10	Deutsche Bank	NOK	5,388	905,651	903,131	(2,520)
Expiring 06/16/10	Royal Bank of Scotland	NOK	12,571	2,113,540	2,107,305	(6,235)
Philippine Peso,
Expiring 04/16/10	Deutsche Bank	PHP	62	1,314	1,365	51
Expiring 08/19/10	Goldman Sachs & Co.	PHP	10,676	228,264	232,706	4,442
Expiring 08/19/10	Morgan Stanley	PHP	17,235	370,000	375,667	5,667
Expiring 11/15/10	Citigroup Global Markets	PHP	62	1,326	1,336	10
Polish Zloty,
Expiring 08/12/10	Barclays Capital Group	PLN	1,827	620,000	632,781	12,781
Expiring 08/12/10	Hong Kong & Shanghai Bank	PLN	1,457	500,000	504,540	4,540
Expiring 08/12/10	JPMorgan Chase	PLN	853	290,000	295,356	5,356
Singapore Dollar,
Expiring 06/16/10	Barclays Capital Group	SGD	853	600,000	609,193	9,193
Expiring 06/16/10	Barclays Capital Group	SGD	85	60,000	60,919	919
Expiring 06/16/10	Citigroup Global Markets	SGD	358	258,174	255,808	(2,366)
Expiring 06/16/10	Citigroup Global Markets	SGD	228	160,547	163,175	2,628
Expiring 06/16/10	Citigroup Global Markets	SGD	14	9,792	9,952	160
Expiring 06/16/10	Deutsche Bank	SGD	452	320,000	322,644	2,644
Expiring 06/16/10	Deutsche Bank	SGD	56	40,000	40,330	330
Expiring 06/16/10	UBS Securities	SGD	57	40,000	40,397	397
Expiring 09/16/10	Barclays Capital Group	SGD	262	187,117	187,194	77
Expiring 09/16/10	Citigroup Global Markets	SGD	195	138,399	139,148	749
Expiring 09/16/10	Citigroup Global Markets	SGD	4	2,710	2,725	15
Expiring 09/16/10	Deutsche Bank	SGD	1,180	843,151	843,017	(134)
Expiring 09/16/10	Goldman Sachs & Co.	SGD	168	119,217	119,819	602
South Korean Won,
Expiring 04/14/10	Deutsche Bank	KRW	521,010	455,907	460,224	4,317
Expiring 07/27/10	Deutsche Bank	KRW	23,909	20,265	21,036	771
Expiring 07/28/10	Barclays Capital Group	KRW	54,000	45,570	47,510	1,940
Expiring 07/28/10	Barclays Capital Group	KRW	50,000	42,194	43,991	1,797
Expiring 07/28/10	Barclays Capital Group	KRW	24,000	20,253	21,115	862
Expiring 07/28/10	Deutsche Bank	KRW	120,280	100,000	105,824	5,824
Expiring 07/28/10	Deutsche Bank	KRW	53,767	45,058	47,305	2,247
Expiring 07/28/10	Deutsche Bank	KRW	53,715	45,529	47,259	1,730

Expiring 07/28/10	Deutsche Bank	KRW	50,108	41,991	44,086	2,095
Expiring 07/28/10	Deutsche Bank	KRW	50,085	42,452	44,065	1,613
Expiring 07/28/10	Deutsche Bank	KRW	23,929	20,053	21,053	1,000
Expiring 07/28/10	JPMorgan Chase	KRW	356,100	300,000	313,301	13,301
Expiring 07/28/10	Morgan Stanley	KRW	89,301	75,509	78,568	3,059
Expiring 07/28/10	Morgan Stanley	KRW	83,265	70,406	73,258	2,852
Expiring 07/28/10	Morgan Stanley	KRW	39,748	33,609	34,970	1,361
Expiring 08/27/10	Morgan Stanley	KRW	213,753	181,562	187,848	6,286
Expiring 08/27/10	Morgan Stanley	KRW	199,306	169,291	175,152	5,861
Expiring 08/27/10	Morgan Stanley	KRW	95,141	80,813	83,611	2,798
Expiring 10/12/10	JPMorgan Chase	KRW	113,350	100,000	99,440	(560)
Expiring 11/12/10	Bank of America	KRW	153,544	130,039	134,547	4,508
Expiring 11/12/10	Barclays Capital Group	KRW	1,043,821	907,000	914,676	7,676
Expiring 11/12/10	Barclays Capital Group	KRW	96,126	82,103	84,233	2,130
Expiring 11/12/10	Barclays Capital Group	KRW	89,629	76,554	78,540	1,986
Expiring 11/12/10	Barclays Capital Group	KRW	42,786	36,544	37,492	948
Expiring 11/12/10	Citigroup Global Markets	KRW	70,155	60,000	61,475	1,475
Expiring 11/12/10	Citigroup Global Markets	KRW	70,056	60,000	61,388	1,388
Expiring 11/12/10	Citigroup Global Markets	KRW	69,714	60,000	61,089	1,089
Expiring 11/12/10	Citigroup Global Markets	KRW	69,282	60,000	60,710	710
Expiring 11/12/10	Citigroup Global Markets	KRW	52,548	44,999	46,046	1,047
Expiring 11/12/10	Citigroup Global Markets	KRW	48,996	41,958	42,934	976
Expiring 11/12/10	Citigroup Global Markets	KRW	35,034	30,000	30,699	699
Expiring 11/12/10	Citigroup Global Markets	KRW	34,770	30,000	30,468	468
Expiring 11/12/10	Citigroup Global Markets	KRW	23,388	20,028	20,495	467
Expiring 11/12/10	Citigroup Global Markets	KRW	11,693	10,000	10,246	246
Expiring 11/12/10	Citigroup Global Markets	KRW	11,678	10,000	10,233	233
Expiring 11/12/10	Citigroup Global Markets	KRW	11,676	10,000	10,231	231
Expiring 11/12/10	Citigroup Global Markets	KRW	11,619	10,000	10,181	181
Expiring 11/12/10	Citigroup Global Markets	KRW	11,590	10,000	10,156	156
Expiring 11/12/10	Citigroup Global Markets	KRW	11,547	10,000	10,118	118
Expiring 11/12/10	Deutsche Bank	KRW	1,106,198	963,000	969,335	6,335
Expiring 11/12/10	Deutsche Bank	KRW	69,756	60,000	61,126	1,126
Expiring 11/12/10	Deutsche Bank	KRW	11,626	10,000	10,188	188
Expiring 11/12/10	Goldman Sachs & Co.	KRW	35,190	30,000	30,836	836
Expiring 11/12/10	Goldman Sachs & Co.	KRW	11,730	10,000	10,279	279
Expiring 11/12/10	JPMorgan Chase	KRW	126,621	110,000	110,955	955
Expiring 11/12/10	JPMorgan Chase	KRW	126,033	110,000	110,439	439
Expiring 11/12/10	JPMorgan Chase	KRW	80,203	70,000	70,280	280
Expiring 11/12/10	JPMorgan Chase	KRW	70,191	60,000	61,507	1,507
Expiring 11/12/10	JPMorgan Chase	KRW	40,476	34,252	35,468	1,216
Expiring 11/12/10	JPMorgan Chase	KRW	22,915	20,000	20,080	80
Expiring 11/12/10	JPMorgan Chase	KRW	11,699	10,000	10,251	251
Expiring 11/12/10	Morgan Stanley	KRW	80,577	70,000	70,608	608
Expiring 11/12/10	Morgan Stanley	KRW	23,022	20,000	20,174	174
Swedish Krona,
Expiring 05/10/10	Deutsche Bank	SEK	4,513	633,928	625,073	(8,855)
Expiring 06/16/10	Citigroup Global Markets	SEK	1,819	257,211	251,967	(5,244)
Expiring 06/16/10	Deutsche Bank	SEK	6,064	855,852	839,889	(15,963)
Expiring 06/16/10	Hong Kong & Shanghai Bank	SEK	1,819	257,155	251,967	(5,188)

Expiring 06/16/10	Hong Kong & Shanghai Bank	SEK	1,213	171,437	167,978	(3,459)
Expiring 06/16/10	Hong Kong & Shanghai Bank	SEK	1,213	171,437	167,978	(3,459)
Expiring 06/16/10	Morgan Stanley	SEK	5,287	735,721	732,263	(3,458)
Expiring 06/16/10	UBS Securities	SEK	2,000	279,879	277,031	(2,848)
Expiring 06/16/10	UBS Securities	SEK	2,000	277,185	277,031	(154)
Expiring 06/16/10	UBS Securities	SEK	2,000	277,789	277,031	(758)
Expiring 06/16/10	UBS Securities	SEK	2,000	280,490	277,031	(3,459)
Swiss Franc,
Expiring 06/16/10	Morgan Stanley	CHF	1,815	1,722,961	1,722,423	(538)
Expiring 06/16/10	Morgan Stanley	CHF	689	643,197	653,414	10,217
Expiring 06/16/10	Morgan Stanley	CHF	214	202,570	202,937	367
Expiring 06/16/10	UBS Securities	CHF	750	698,276	711,758	13,482
Expiring 06/16/10	UBS Securities	CHF	250	233,066	237,253	4,187
Expiring 06/16/10	UBS Securities	CHF	125	117,959	118,626	667

				$187,538,394	$185,436,455	$(2,101,939)

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 04/30/10	JPMorgan Chase	AUD	6,629	$6,025,761	$6,063,350	$(37,589)
Expiring 06/16/10	Citigroup Global Markets	AUD	2,111	1,899,524	1,920,127	(20,603)
Expiring 06/16/10	Morgan Stanley	AUD	10,915	9,848,693	9,928,172	(79,479)
Brazilian Real,
Expiring 04/05/10	Goldman Sachs & Co.	BRL	291	156,000	163,344	(7,344)
Expiring 04/05/10	Goldman Sachs & Co.	BRL	176	93,000	99,102	(6,102)
Expiring 04/05/10	Goldman Sachs & Co.	BRL	157	85,500	88,349	(2,849)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	2,371	1,327,913	1,331,873	(3,960)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	313	169,500	175,671	(6,171)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	312	169,500	175,480	(5,980)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	157	85,500	88,373	(2,873)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	101	56,470	56,638	(168)
Expiring 06/02/10	Goldman Sachs & Co.	BRL	537	300,000	297,857	2,143
Expiring 06/02/10	Hong Kong & Shanghai Bank	BRL	358	200,000	198,682	1,318
Expiring 06/02/10	Hong Kong & Shanghai Bank	BRL	358	200,000	198,460	1,540
Expiring 06/02/10	JPMorgan Chase	BRL	358	200,000	198,405	1,595
Expiring 06/02/10	Royal Bank of Scotland	BRL	358	200,000	198,438	1,562
British Pound,
Expiring 04/06/10	Barclays Capital Group	GBP	494	750,000	749,998	2
Expiring 06/16/10	Citigroup Global Markets	GBP	987	1,512,135	1,496,379	15,756
Expiring 06/16/10	Deutsche Bank	GBP	3,289	5,032,773	4,987,931	44,842
Expiring 06/16/10	Hong Kong & Shanghai Bank	GBP	987	1,511,661	1,496,379	15,282
Expiring 06/16/10	Hong Kong & Shanghai Bank	GBP	658	1,007,774	997,586	10,188
Expiring 06/16/10	Hong Kong & Shanghai Bank	GBP	658	1,007,774	997,586	10,188
Expiring 06/16/10	Morgan Stanley	GBP	48	72,264	72,972	(708)
Expiring 06/24/10	Barclays Capital Group	GBP	797	1,202,673	1,208,812	(6,139)
Expiring 06/24/10	Goldman Sachs & Co.	GBP	67	100,000	101,354	(1,354)
Canadian Dollar,
Expiring 04/06/10	Citigroup Global Markets	CAD	24	23,044	23,630	(586)
Expiring 04/06/10	Royal Bank of Canada	CAD	2,488	2,411,028	2,449,656	(38,628)
Expiring 04/06/10	Royal Bank of Canada	CAD	59	57,475	58,091	(616)

Expiring 04/06/10	Royal Bank of Scotland	CAD	1,675	1,602,418	1,649,185	(46,767)
Expiring 04/06/10	Royal Bank of Scotland	CAD	1,201	1,173,399	1,182,490	(9,091)
Expiring 06/16/10	Morgan Stanley	CAD	4,464	4,348,942	4,394,928	(45,986)
Expiring 06/16/10	Morgan Stanley	CAD	403	395,631	396,768	(1,137)
Expiring 06/16/10	Royal Bank of Scotland	CAD	514	502,609	505,945	(3,336)
Expiring 06/16/10	UBS Securities	CAD	644	632,489	634,460	(1,971)
Expiring 06/16/10	UBS Securities	CAD	222	216,722	218,158	(1,436)
Chinese Yuan,
Expiring 06/07/10	Bank of America	CNY	1,149	170,000	168,312	1,688
Expiring 06/07/10	JPMorgan Chase	CNY	1,284	190,000	188,114	1,886
Expiring 06/07/10	JPMorgan Chase	CNY	810	120,000	118,756	1,244
Expiring 06/07/10	Morgan Stanley	CNY	676	100,000	99,007	993
Expiring 06/07/10	Morgan Stanley	CNY	541	80,000	79,206	794
Expiring 06/07/10	Morgan Stanley	CNY	405	60,000	59,378	622
Expiring 06/07/10	Morgan Stanley	CNY	270	40,000	39,585	415
Expiring 11/16/10	Deutsche Bank	CNY	2,114	315,227	310,927	4,300
Expiring 11/17/10	Hong Kong & Shanghai Bank	CNY	1,129	169,000	166,031	2,969
Expiring 11/17/10	JPMorgan Chase	CNY	5,271	789,000	775,370	13,630
Euro,
Expiring 04/26/10	Barclays Capital Group	EUR	727	984,751	981,951	2,800
Expiring 04/26/10	Barclays Capital Group	EUR	217	290,000	293,098	(3,098)
Expiring 04/26/10	Barclays Capital Group	EUR	151	209,390	203,954	5,436
Expiring 04/26/10	Citigroup Global Markets	EUR	829	1,140,839	1,119,722	21,117
Expiring 04/26/10	Citigroup Global Markets	EUR	330	449,240	445,728	3,512
Expiring 04/26/10	Citigroup Global Markets	EUR	214	293,945	289,048	4,897
Expiring 04/26/10	Citigroup Global Markets	EUR	191	260,441	257,982	2,459
Expiring 04/26/10	Citigroup Global Markets	EUR	105	142,658	141,822	836
Expiring 04/26/10	Credit Suisse First Boston Corp.	EUR	242	325,715	326,867	(1,152)
Expiring 04/26/10	Deutsche Bank	EUR	4,121	5,611,208	5,566,192	45,016
Expiring 04/26/10	Deutsche Bank	EUR	2,170	2,986,821	2,930,997	55,824
Expiring 04/26/10	Deutsche Bank	EUR	919	1,264,590	1,241,284	23,306
Expiring 04/26/10	Deutsche Bank	EUR	687	939,530	927,924	11,606
Expiring 04/26/10	Deutsche Bank	EUR	129	174,887	174,239	648
Expiring 04/26/10	Deutsche Bank	EUR	119	162,095	160,732	1,363
Expiring 04/26/10	Deutsche Bank	EUR	100	137,605	135,069	2,536
Expiring 04/26/10	Deutsche Bank	EUR	7	9,531	9,455	76
Expiring 04/26/10	Goldman Sachs & Co.	EUR	4,495	6,360,875	6,071,350	289,525
Expiring 04/26/10	Goldman Sachs & Co.	EUR	205	279,803	276,891	2,912
Expiring 04/26/10	JPMorgan Chase	EUR	3,815	5,212,130	5,152,881	59,249
Expiring 04/26/10	JPMorgan Chase	EUR	2,398	3,396,192	3,238,954	157,238
Expiring 04/26/10	JPMorgan Chase	EUR	465	620,000	628,405	(8,405)
Expiring 04/26/10	JPMorgan Chase	EUR	371	500,000	500,812	(812)
Expiring 04/26/10	JPMorgan Chase	EUR	279	395,137	376,842	18,295
Expiring 04/26/10	Morgan Stanley	EUR	1,604	2,210,553	2,166,506	44,047
Expiring 04/26/10	Morgan Stanley	EUR	1,313	1,795,836	1,773,456	22,380
Expiring 04/26/10	Morgan Stanley	EUR	438	593,928	591,602	2,326
Expiring 04/26/10	Morgan Stanley	EUR	181	249,445	244,475	4,970
Expiring 04/26/10	Morgan Stanley	EUR	118	160,008	159,381	627
Expiring 04/26/10	Royal Bank of Canada	EUR	460	626,235	621,317	4,918
Expiring 04/26/10	Royal Bank of Scotland	EUR	1,707	2,268,139	2,305,627	(37,488)
Expiring 04/26/10	Royal Bank of Scotland	EUR	630	866,602	850,935	15,667
Expiring 04/26/10	Royal Bank of Scotland	EUR	519	698,691	701,008	(2,317)
Expiring 04/26/10	UBS Securities	EUR	613	840,907	827,973	12,934
Expiring 05/24/10	Royal Bank of Canada	EUR	60	80,991	81,042	(51)
Expiring 06/16/10	Hong Kong & Shanghai Bank	EUR	3,986	5,413,392	5,384,341	29,051
Expiring 06/16/10	Morgan Stanley	EUR	13,862	18,947,975	18,723,515	224,460
Expiring 06/16/10	Morgan Stanley	EUR	871	1,160,358	1,176,553	(16,195)
Expiring 06/16/10	Morgan Stanley	EUR	510	688,066	688,663	(597)
Expiring 06/16/10	Morgan Stanley	EUR	348	477,263	469,853	7,410

Expiring 06/16/10	Royal Bank of Scotland	EUR	3,986	5,425,350	5,384,341	41,009
Japanese Yen,
Expiring 04/06/10	Citigroup Global Markets	JPY	4,066	43,486	43,499	(13)
Expiring 04/16/10	Royal Bank of Scotland	JPY	281,770	3,097,919	3,014,173	83,746
Expiring 04/19/10	Barclays Capital Group	JPY	77,458	834,470	828,604	5,866
Expiring 04/19/10	Barclays Capital Group	JPY	9,298	100,000	99,050	950
Expiring 04/19/10	Barclays Capital Group	JPY	9,039	97,467	96,694	773
Expiring 04/19/10	Deutsche Bank	JPY	9,009	100,000	96,368	3,632
Expiring 04/19/10	Goldman Sachs & Co.	JPY	77,752	840,000	831,750	8,250
Expiring 04/19/10	Goldman Sachs & Co.	JPY	9,255	100,000	99,006	994
Expiring 04/19/10	UBS Securities	JPY	6,341	70,215	67,833	2,382
Expiring 05/06/10	Royal Bank of Scotland	JPY	9,310	100,000	99,188	812
Expiring 06/16/10	Morgan Stanley	JPY	130,514	1,450,333	1,396,636	53,697
Expiring 06/16/10	Morgan Stanley	JPY	117,244	1,300,790	1,254,635	46,155
Expiring 06/16/10	Morgan Stanley	JPY	97,892	1,083,452	1,047,547	35,905
Expiring 06/16/10	Morgan Stanley	JPY	96,730	1,068,099	1,035,115	32,984
Expiring 06/16/10	Morgan Stanley	JPY	73,339	814,929	784,801	30,128
Expiring 06/16/10	Morgan Stanley	JPY	25,384	275,864	271,631	4,233
Malaysian Ringgit,
Expiring 10/12/10	Citigroup Global Markets	MYR	3	912	947	(35)
Mexican Peso,
Expiring 04/22/10	Deutsche Bank	MXN	6,067	470,000	489,674	(19,674)
Expiring 04/22/10	Goldman Sachs & Co.	MXN	14,133	1,116,388	1,140,658	(24,270)
Expiring 04/22/10	Hong Kong & Shanghai Bank	MXN	13,259	1,047,333	1,070,102	(22,769)
Expiring 04/22/10	Hong Kong & Shanghai Bank	MXN	3,182	251,319	256,782	(5,463)
Expiring 04/22/10	Hong Kong & Shanghai Bank	MXN	602	46,000	48,621	(2,621)
Expiring 04/22/10	JPMorgan Chase	MXN	941	72,000	75,933	(3,933)
Expiring 04/22/10	Morgan Stanley	MXN	2,054	157,000	165,745	(8,745)
Expiring 04/22/10	Morgan Stanley	MXN	969	74,000	78,222	(4,222)
New Zealand Dollar,
Expiring 06/16/10	Morgan Stanley	NZD	2,773	1,934,922	1,959,428	(24,506)
Expiring 06/16/10	Morgan Stanley	NZD	1,165	816,917	823,229	(6,312)
Norwegian Krone,
Expiring 05/10/10	Deutsche Bank	NOK	447	76,023	75,070	953
Expiring 06/16/10	Citigroup Global Markets	NOK	943	161,362	158,107	3,255
Expiring 06/16/10	Deutsche Bank	NOK	3,144	537,149	527,022	10,127
Expiring 06/16/10	Hong Kong & Shanghai Bank	NOK	943	161,391	158,107	3,284
Expiring 06/16/10	Hong Kong & Shanghai Bank	NOK	629	107,594	105,404	2,190
Expiring 06/16/10	Hong Kong & Shanghai Bank	NOK	629	107,594	105,404	2,190
Philippine Peso,
Expiring 04/16/10	Citigroup Global Markets	PHP	62	1,350	1,365	(15)
Singapore Dollar,
Expiring 06/16/10	Goldman Sachs & Co.	SGD	700	500,000	499,933	67
South Korean Won,
Expiring 04/14/10	Hong Kong & Shanghai Bank	KRW	521,010	450,000	460,224	(10,224)
Expiring 07/28/10	Barclays Capital Group	KRW	120,253	103,000	105,800	(2,800)
Expiring 07/28/10	Morgan Stanley	KRW	190,180	163,000	167,323	(4,323)
Expiring 08/27/10	Barclays Capital Group	KRW	158,746	136,000	139,507	(3,507)
Expiring 08/27/10	Morgan Stanley	KRW	66,519	57,000	58,457	(1,457)
Expiring 11/12/10	Barclays Capital Group	KRW	37,999	32,094	33,298	(1,204)
Expiring 11/12/10	Citigroup Global Markets	KRW	37,088	31,344	32,499	(1,155)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,693	10,000	10,246	(246)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,676	10,000	10,231	(231)

Expiring 11/12/10	Citigroup Global Markets	KRW	11,619	10,000	10,181	(181)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,547	10,000	10,118	(118)
Expiring 11/12/10	Deutsche Bank	KRW	521,010	452,619	456,549	(3,930)
Expiring 11/12/10	Deutsche Bank	KRW	11,626	10,000	10,188	(188)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	227,900	200,000	199,703	297
Expiring 11/12/10	JPMorgan Chase	KRW	11,699	10,000	10,251	(251)
Expiring 11/12/10	JPMorgan Chase	KRW	7,511	6,356	6,582	(226)
Expiring 11/12/10	Royal Bank of Scotland	KRW	37,139	31,413	32,544	(1,131)
Expiring 11/12/10	Royal Bank of Scotland	KRW	25,931	22,000	22,723	(723)
Expiring 11/12/10	Royal Bank of Scotland	KRW	25,927	22,000	22,719	(719)
Swedish Krona,
Expiring 06/16/10	Morgan Stanley	SEK	14,189	2,003,090	1,965,382	37,708
Expiring 06/16/10	Morgan Stanley	SEK	5,400	741,747	748,010	(6,263)
Expiring 06/16/10	Royal Bank of Scotland	SEK	6,425	902,551	889,900	12,651
Expiring 06/16/10	UBS Securities	SEK	2,734	384,041	378,668	5,373
Swiss Franc,
Expiring 06/16/10	Citigroup Global Markets	CHF	4,740	4,418,292	4,498,131	(79,839)
Expiring 06/16/10	Citigroup Global Markets	CHF	1,679	1,564,581	1,593,389	(28,808)
Expiring 06/16/10	Citigroup Global Markets	CHF	422	400,651	400,720	(69)
Expiring 06/16/10	Deutsche Bank	CHF	1,408	1,335,890	1,335,733	157
Expiring 06/16/10	Hong Kong & Shanghai Bank	CHF	422	401,079	400,720	359
Expiring 06/16/10	Hong Kong & Shanghai Bank	CHF	282	267,386	267,147	239
Expiring 06/16/10	Hong Kong & Shanghai Bank	CHF	282	267,386	267,147	239
Expiring 06/16/10	Morgan Stanley	CHF	3,068	2,869,460	2,911,653	(42,193)
Expiring 06/16/10	UBS Securities	CHF	1,006	938,948	954,962	(16,014)

				$158,540,727	$157,629,090	$911,637

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.
Interest rate swap agreements outstanding at March 31, 2010:

							Upfront	Unrealized
		Notional Amount				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Goldman Sachs Capital Markets, L.P.(1)	12/16/12	AUD	4,000	5.75%	3 month Australian Bank Bill rate	$(5,895)	$(613)	$(5,282)
Barclays Bank PLC(1)	01/02/13	BRL	1,200	12.29%	Brazilian interbank lending rate	5,906	3,888	2,018
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	1,500	11.67%	Brazilian interbank lending rate	16,424	10,872	5,552
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	17,000	10.73%	Brazilian interbank lending rate	5,059	(2,073)	7,132
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	49,100	11.93%	Brazilian interbank lending rate	25,205	10,674	14,531
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	1,500	11.89%	Brazilian interbank lending rate	501	988	(487)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	4,100	11.67%	Brazilian interbank lending rate	44,891	28,651	16,240
HSBC Bank USA, N.A.(1)	01/02/13	BRL	1,000	11.89%	Brazilian interbank lending rate	334	1,364	(1,030)
Bank of America N.A.(1)	06/16/11	JPY	370,000	1.00%	6 month LIBOR	21,893	18,589	3,304
Bank of America N.A.(1)	06/16/20	JPY	990,000	1.50%	6 month LIBOR	(12,073)	18,138	(30,211)
Goldman Sachs Capital Markets, L.P.(1)	06/16/11	JPY	5,570,000	1.00%	6 month LIBOR	329,582	120,106	209,476
Royal Bank of Scotland PLC(1)	06/16/11	JPY	1,140,000	1.00%	6 month LIBOR	67,455	58,234	9,221
Royal Bank of Scotland PLC(1)	06/16/20	JPY	30,000	1.50%	6 month LIBOR	(366)	(1,412)	1,046
Barclays Bank PLC(1)	01/28/15	MXN	9,100	7.34%	28 day Mexican interbank rate	7,662	(3)	7,665
HSBC Bank USA, N.A.(1)	01/28/15	MXN	8,700	7.33%	28 day Mexican interbank rate	7,032	(583)	7,615
HSBC Bank USA, N.A.(1)	03/01/17	MXN	38,400	7.64%	28 day Mexican interbank rate	20,362	4,321	16,041

						$533,972	$271,141	$262,831

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Credit default swap agreements outstanding at March 31, 2010:

					Implied Credit		Upfront
		Notional Amount#			Spread at	Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	March 31, 2010(4)	Value	Received	(Depreciation)(5)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	09/20/10	$1,200	1.00%	Russian Agricultural Bank	1.030%	$(2,939)	$(2,279)	$(660)

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

						Unrealized	Unrealized
		Notional Amount#			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(5)
Credit default swaps — Buy Protection (2)
Deutsche Bank AG	03/20/11	$600	1.00%	Albertson’s, 7.25%, due 05/01/13	$5,043	$4,628	$415
Bank of America N.A.	06/20/14	658	5.00%	Dow Jones CDX NA HY12 5Y	(9,752)	28,618	(38,370)
Deutsche Bank AG	06/20/14	1,034	5.00%	Dow Jones CDX NA HY12 5Y	(15,324)	43,596	(58,920)
Morgan Stanley Capital Services, Inc.	06/20/14	188	5.00%	Dow Jones CDX NA HY12 5Y	(2,787)	9,152	(11,939)
Morgan Stanley Capital Services, Inc.	06/20/14	12,400	1.00%	Dow Jones CDX NA IG12 5Y	(117,973)	62,435	(180,408)
Deutsche Bank AG	06/20/16	1,200	1.00%	Embarq Corp., 7.08%, due 06/01/16	18,340	(20,152)	38,492
Goldman Sachs Capital Markets, L.P.	03/20/13	600	1.00%	Hanson Ltd., 7.875%, due 09/27/10	6,926	(800)	7,726
Bank of America N.A.	09/20/13	500	5.00%	International Lease Finance Corp., 5.55%, due 09/15/12	(24,303)	(16,067)	(8,236)
Deutsche Bank AG	06/20/17	1,100	1.00%	J.C. Penney Corp., 6.375%, due 10/15/36	43,599	66,651	(23,052)
Deutsche Bank AG	06/20/17	1,100	1.00%	J.C. Penney Corp., 6.375%, due 10/15/36	43,602	66,538	(22,936)

					$(52,629)	$244,599	$(297,228)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$4,170,690,018	$—	$—
Common Stocks	222,762,357	—	—
Exchange Traded Funds	217,133,545	—	—
Mutual Funds	149,880,122	—	—
Preferred Stocks	15,750	—	—
Asset-Backed Securities	—	7,341,481	1,421,557
Bank Loans	—	232,936	683,080
Commerical Mortgage-Backed Securities	—	1,017,741	153,723
Corporate Bonds	—	158,431,149	395,961
Foreign Government Bonds	—	105,014,441	—
Municipal Bonds	—	304,911	—
Residential Mortgage-Backed Securities	—	16,757,431	1,499,097
U.S. Government Agency Obligations	—	678,916	—
U.S. Government Mortgage-Backed Obligations	—	622	—
U.S. Treasury Obligations	—	158,175,944	—
Repurchase Agreements	—	19,000,000	—
Purchased Options	—	259,589	—
Written Options	—	(527,146)	—
Short Sales — Common Stocks	(73,725,908)	—	—
Other Financial Instuments*
Futures	5,277,081	—	—
Foreign Forward Currency Contracts	—	(1,190,302)	—
Interest Rate Swaps	—	262,831	—
Credit Default Swaps	—	(297,888)	—

Total	$4,692,032,965	$465,462,656	$4,153,418

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.1%

COMMON STOCKS — 60.3%

Aerospace & Defense — 1.4%
BAE Systems PLC (United Kingdom)	182,600	$1,028,853
BBA Aviation PLC (United Kingdom)	305,300	902,029
Finmeccanica SpA (Italy)	57,900	772,647
General Dynamics Corp.	153,416	11,843,715
Honeywell International, Inc.	92,400	4,182,948
Lockheed Martin Corp.	27,400	2,280,228
Meggitt PLC (United Kingdom)	236,200	1,095,729
MTU Aero Engines Holding AG (Germany)	21,300	1,239,225
Raytheon Co.	79,400	4,535,328
Rolls-Royce Group PLC (United Kingdom)*	391,693	3,539,609
Safran SA (France)	27,000	703,828
Thales SA (France)	18,000	722,548

		32,846,687

Agriculture — 0.2%
Chaoda Modern Agriculture Holdings Ltd. (Cayman Island)	994,000	1,058,748
Wilmar International Ltd. (Singapore)	595,000	2,849,637

		3,908,385

Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	362,700	327,207
Deutsche Lufthansa AG (Germany)	22,600	374,845
Lan Airlines SA (Chile)	77,363	1,372,543
Southwest Airlines Co.	555,200	7,339,744

		9,414,339

Auto/Trucks Parts & Equipment — 0.4%
Astra International Tbk PT (Indonesia)	364,000	1,676,092
Compagnie Generale des Etablissements Michelin (Class B Stock) (France)	38,504	2,837,432
Johnson Controls, Inc.	99,351	3,277,590
Keihin Corp. (Japan)	49,300	952,356
Tata Motors Ltd., ADR (India)(a)	71,393	1,317,915

		10,061,385

Automobile Manufacturers — 0.4%
Daimler AG (Germany)	41,028	1,931,482
Dongfeng Motor Group Co. Ltd. (Class H Stock) (China)	1,248,000	2,028,497
Hyundai Motor Co. (South Korea)	31,285	3,193,617
Nissan Shatai Co. Ltd. (Japan)	118,000	941,577

		8,095,173

Banks — 1.4%
Bank of America Corp.	785,000	14,012,250
Bank Rakyat Indonesia (Indonesia)	2,153,000	1,952,003
Barclays PLC (United Kingdom)	294,100	1,608,004
Bendigo & Adelaide Bank Ltd. (Australia)	168,500	1,546,240
BNP Paribas (France)	21,900	1,681,885
Fukuoka Financial Group, Inc. (Japan)	215,000	912,985
HDFC Bank Ltd., ADR (India)	9,355	1,303,993
Mitsubishi UFG Financial Group, Inc., (Japan)	314,900	1,650,455
Nishi-Nippon City Bank Ltd. (The) (Japan)	271,000	800,043
Royal Bank of Canada (Canada)	46,428	2,717,157
Societe Generale (France)	11,300	710,695
Standard Chartered PLC (United Kingdom)	112,619	3,071,909

		31,967,619

Biotechnology — 0.3%
Amgen, Inc.*	66,100	3,950,136
Gilead Sciences, Inc.*	86,651	3,940,887

		7,891,023

Building Materials — 0.2%
Central Glass Co. Ltd. (Japan)	62,000	306,385
Ciments Francais SA (France)	12,800	1,227,305
Daikin Industries Ltd. (Japan)	36,600	1,497,433
Lafarge SA (France)	3,000	211,108
Sanwa Holdings Corp. (Japan)	144,000	480,565

		3,722,796

Business Services — 0.5%
MasterCard, Inc. (Class A Stock)	46,335	11,769,090

Capital Markets — 0.4%
Credit Suisse Group AG (Switzerland)	125,181	6,452,568
Deutsche Bank AG (Germany)	21,000	1,617,588

		8,070,156

Chemicals — 2.3%
BASF SE (Germany)	74,063	4,593,550
Clariant AG (Switzerland)*	65,900	838,125
Dow Chemical Co. (The)	564,215	16,683,838
E.I. du Pont de Nemours & Co.	103,800	3,865,512
Kingboard Chemical Holdings Ltd. (Cayman Islands)	196,500	894,649
Koninklijke DSM NV (Netherlands)	31,800	1,418,024
Nippon Shokubai Co. Ltd. (Japan)	64,000	578,458
Potash Corp. of Saskatchewan (Canada)	45,418	5,420,638
PPG Industries, Inc.(a)	120,703	7,893,976
Praxair, Inc.	95,298	7,909,734
Solvay SA (Belgium)	11,100	1,141,064
Tessenderlo Chemie NV (Belgium)	8,700	290,948

		51,528,516

Clothing & Apparel — 0.2%
Fast Retailing Co. Ltd. (Japan)	13,600	2,363,889
Polo Ralph Lauren Corp.	22,897	1,947,161
Yue Yuen Industrial Holdings Ltd. (Bermuda)	278,500	968,477

		5,279,527

Commercial Banks — 0.8%
Banco Bilbao Vizcaya Argentaria SA (Spain)	116,100	1,588,499

Banco Espirito Santo SA (Portugal)*	31,800	171,804
Banco Santander Chile SA, ADR (Chile)	21,603	1,473,757
Banco Santander SA (Spain)	537,401	7,142,313
Credit Agricole SA (France)	52,500	918,987
Danske Bank A/S (Denmark)*	17,600	432,991
DnB NOR ASA (Norway)*	71,200	813,447
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	4,981,000	3,797,858
Oversea-Chinese Banking Corp. Ltd. (Singapore)	190,000	1,182,959
Verwaltungs-und Privat-Bank AG (Liechtenstein)	1,500	163,600

		17,686,215

Commercial Services — 0.9%
Aggreko PLC (United Kingdom)	90,954	1,645,227
Emeco Holdings Ltd. (Australia)	1,002,200	560,998
Experian PLC (United Kingdom)	160,035	1,574,899
Toppan Forms Co. Ltd. (Japan)	54,600	602,708
Visa, Inc. (Class A Stock)	134,412	12,235,525
Waste Management, Inc.	91,800	3,160,674

		19,780,031

Computer Services & Software — 2.5%
Apple, Inc.*	91,404	21,473,542
Dell, Inc.*	314,500	4,720,645
EMC Corp.*	368,700	6,651,348
Infosys Technologies Ltd., ADR (India)	41,439	2,438,685
International Business Machines Corp.	51,400	6,592,050
Itochu Techno-Solutions Corp. (Japan)	27,300	896,470
Microsoft Corp.	334,900	9,802,523
NEC Fielding Ltd. (Japan)	20,600	278,956
SAP AG (Germany)	55,504	2,688,313
Tieto Oyj (Finland)	39,200	907,491
Wincor Nixdorf AG (Germany)	8,600	582,525

		57,032,548

Computers — 0.1%
Cap Gemini SA (France)	10,500	517,214
Research In Motion Ltd. (Canada)*(a)	37,105	2,743,915

		3,261,129

Construction — 0.1%
AMEC PLC (United Kingdom)	108,336	1,313,552

Consumer Products & Services — 1.0%
Avon Products, Inc.	59,000	1,998,330
Fortune Brands, Inc.	106,100	5,146,911
Kimberly-Clark Corp.	38,200	2,402,016
Newell Rubbermaid, Inc.	215,700	3,278,640
Pacific Brands Ltd. (Australia)*	922,778	1,121,993
Procter & Gamble Co. (The)	73,500	4,650,345
Reckitt Benckiser Group PLC (United Kingdom)	54,019	2,964,987

		21,563,222

Containers & Packaging
Amcor Ltd. (Australia)	109,700	643,257

Distribution/Wholesale — 0.3%
Li & Fung Ltd. (Bermuda)	508,000	2,499,353
Marubeni Corp. (Japan)	296,901	1,845,112
Sumitomo Corp. (Japan)	175,800	2,021,446

		6,365,911

Diversified Financial Services — 0.8%
Challenger Financial Services Group Ltd. (Australia)	283,900	1,094,188
Fuyo General Lease Co. Ltd. (Japan)	25,900	732,757
Hitachi Capital Corp. (Japan)	42,400	603,641
SLM Corp.*	253,200	3,170,064
Takefuji Corp. (Japan)	105,600	449,554
U.S. Bancorp	493,822	12,780,113

		18,830,317

Diversified Machinery
Tognum AG (Germany)	43,800	823,491

Diversified Manufacturing — 0.9%
3M Co.	75,200	6,284,464
AGFA-Gevaert NV (Belgium)*	107,300	830,424
Danaher Corp.	29,891	2,388,590
IMI PLC (United Kingdom)	112,600	1,127,743
Mitsubishi Corp. (Japan)	153,000	4,009,520
Tomkins PLC (United Kingdom)	3,500	12,534
Tyco International Ltd. (Switzerland)	120,800	4,620,600

		19,273,875

Diversified Operations — 0.1%
Davis Service Group PLC (United Kingdom)	137,300	881,122
Mitsui & Co. Ltd. (Japan)	31,200	524,283

		1,405,405

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	377,300	9,749,432
Verizon Communications, Inc.	65,400	2,028,708

		11,778,140

Electric — 0.3%
Exelon Corp.(a)	63,200	2,768,792
NRG Energy, Inc.*	135,100	2,823,590
RWE AG (Germany)	17,200	1,523,974

		7,116,356

Electric Utilities — 0.3%
Entergy Corp.	72,400	5,889,740

Electronic Components — 0.8%
Eizo Nanao Corp. (Japan)	13,400	330,378
Enel SpA (Italy)	483,500	2,703,598
Hon Hai Precision Industry Co. Ltd. (Taiwan)	284,000	1,229,611
Keyence Corp. (Japan)	9,600	2,293,978
Koninklijke (Royal) Philips Electronics NV (Netherlands)	28,600	917,048
Ryosan Co. Ltd. (Japan)	17,800	453,330
Schneider Electric SA (France)	23,138	2,713,882
Spectris PLC (United Kingdom)	57,500	722,044
Tyco Electronics Ltd. (Switzerland)(a)	191,900	5,273,412
Vossloh AG (Germany)	5,000	533,915

		17,171,196

Electronics — 0.1%
Nippon Electric Glass Co. Ltd. (Japan)	144,000	2,028,538

Engineering/Construction — 0.3%
ABB Ltd. (Switzerland)*	120,896	2,640,587
Bouygues SA (France)	9,200	462,498
COMSYS Holdings Corp. (Japan)	82,500	798,615
Kyowa Exeo Corp. (Japan)	85,000	701,893
Tecnicas Reunidas SA (Spain)	16,386	1,030,239

		5,633,832

Entertainment & Leisure — 0.2%
Heiwa Corp. (Japan)	45,529	468,001
Madison Square Garden, Inc. (Class A Stock)*	59,800	1,299,454
Sankyo Co. Ltd. (Japan)	22,100	1,093,299
TABCORP Holdings Ltd. (Australia)	232,600	1,472,773
Thomas Cook Group PLC (United Kingdom)	274,400	1,123,450

		5,456,977

Equipment Services — 0.1%
BlueScope Steel Ltd. (Australia)*	247,500	660,915
Downer EDI Ltd. (Australia)	181,900	1,261,919
Kyoei Steel Ltd. (Japan)	32,200	679,200

		2,602,034

Exchange Traded Funds — 9.9%
Energy Select Sector SPDR Fund	7,800	448,656
iShares Barclays Aggregate Bond Fund	330,600	34,448,520
iShares Barclays Intermediate Credit Bond Fund	112,400	11,691,848
iShares Dow Jones U.S. Technology Sector Index Fund(a)	56,600	3,304,874
iShares iBoxx Investment Grade Corporate Bond Fund	32,700	3,457,371
iShares MSCI Brazil Index Fund	80,400	5,922,264
iShares MSCI EAFE Index Fund	408,000	22,848,000
iShares MSCI Emerging Markets Index Fund(a)	449,400	18,928,728
iShares Russell 1000 Growth Index Fund	223,250	11,597,838
iShares Russell 1000 Value Index Fund(a)	432,600	26,418,882
iShares Russell 2000 Index Fund(a)	131,700	8,930,577
iShares S&P 500 Growth Index Fund	194,600	11,660,432
iShares S&P Global 100 Index Fund	256,900	15,619,520
iShares S&P Midcap 400 Index Fund	338,800	26,663,560
iShares S&P Smallcap 600 Index Fund(a)	261,300	15,531,672
SPDR Trust, Series 1	36,000	4,211,640
Technology Select Sector SPDR Fund	104,400	2,410,596

		224,094,978

Farming & Agriculture
AWB Ltd. (Australia)*	317,400	278,155

Financial — Bank & Trust — 2.4%
Banco Popolare Scarl (Italy)*	19,500	135,640
Bank of Ireland (Ireland)*	71,900	155,380
Dexia SA (Belgium)*	14,400	85,889
Fifth Third Bancorp	232,000	3,152,880
Itau Unibanco Holding SA, ADR (Brazil)	261,200	5,743,788
KeyCorp	469,000	3,634,750
Mizuho Financial Group, Inc. (Japan)	520,900	1,030,768
Morgan Stanley	125,200	3,667,108
National Australia Bank Ltd. (Australia)	82,300	2,078,382
PNC Financial Services Group, Inc.	132,002	7,880,519
Standard Bank Group Ltd. (South Africa)	160,038	2,517,982
State Street Corp.	108,200	4,884,148
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	50,000	293,080
Svenska Handelsbanken AB (Class A Stock) (Sweden)	28,700	841,055
Wells Fargo & Co.	558,537	17,381,671

		53,483,040

Financial Services — 3.6%
Alpha Bank A.E. (Greece)*	8,400	79,532
American Express Co.	295,695	12,200,376
Ameriprise Financial, Inc.	132,100	5,992,056
Bank of New York Mellon Corp. (The)	73,600	2,272,768
CIMB Group Holdings Bhd (Malaysia)	354,100	1,526,256
Citigroup, Inc.*	429,500	1,739,475
Credicorp Ltd. (Bermuda)	12,030	1,060,805
Goldman Sachs Group, Inc. (The)	103,389	17,641,265
H&R Block, Inc.	162,300	2,888,940
Irish Life & Permanent Group Holdings PLC (Ireland)*	48,500	192,787
JPMorgan Chase & Co.	573,742	25,674,955
Keiyo Bank Ltd. (The) (Japan)	22,000	106,129
Macquarie Group Ltd. (Australia)	19,800	858,508
Noble Group Ltd. (Bermuda)	1,444,000	3,158,540
Sumitomo Mitsui Financial Group, Inc. (Japan)	48,800	1,612,921
Turkiye Garanti Bankasi AS (Turkey)	400,952	1,875,644
Western Union Co. (The)	231,300	3,922,848

		82,803,805

Foods — 0.5%
Casino Guichard Perrachon SA (France)	15,400	1,303,128
CSM (Netherlands)	21,685	673,647
Dairy Crest Group PLC (United Kingdom)	112,800	636,424
Delhaize Group SA (Belgium)	23,000	1,848,375
East Asiatic Co. Ltd. A/S (Denmark)	10,000	312,058
Greggs PLC (United Kingdom)	44,000	324,835
Kraft Foods, Inc. (Class A Stock)	50,800	1,536,192
Marston’s PLC (United Kingdom)	226,520	315,213
Metcash Ltd. (Australia)	277,400	1,053,862
Nichirei Corp. (Japan)	187,000	700,075

Nisshin Oillio Group Ltd. (The) (Japan)	104,000	503,926
Nutreco Holdings NV (Netherlands)	12,700	800,204
Shoprite Holdings Ltd. (South Africa)	94,533	943,545
Tate & Lyle PLC (United Kingdom)	119,300	822,272

		11,773,756

Gas Distribution
Centrica PLC (United Kingdom)	93,600	417,449

Hand/Machine Tools — 0.1%
Makita Corp. (Japan)	42,000	1,383,677

Healthcare — Products — 0.4%
Aspen Pharmacare Holdings Ltd. (South Africa)*	92,777	1,013,271
Covidien PLC (Ireland)	115,500	5,807,340
Smith & Nephew PLC (United Kingdom)	181,361	1,806,785
Sonova Holding AG (Switzerland)	10,285	1,277,821

		9,905,217

Healthcare Services
Healthscope Ltd. (Australia)	82,463	334,471

Home Furnishings
Alpine Electronics, Inc. (Japan)*	12,900	157,024
SEB SA (France)	13,200	875,656

		1,032,680

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	205,557	13,714,763
Wynn Resorts Ltd.(a)	48,586	3,684,276

		17,399,039

Industrial Conglomerates — 0.4%
General Electric Co.	481,200	8,757,840

Industrial Products — 0.1%
Alstom SA (France)	49,315	3,075,277

Instruments — Controls — 0.1%
Rotork PLC (United Kingdom)	52,014	1,107,403

Insurance — 1.3%
Admiral Group PLC (United Kingdom)	75,896	1,520,270
Aegon NV (Netherlands)*	49,800	341,022
Allianz SE (Germany)	18,600	2,332,097
Amlin PLC (United Kingdom)	160,232	943,671
Aviva PLC (United Kingdom)	275,600	1,611,410
AXA SA (France)	41,400	920,957
Baloise Holding AG (Switzerland)	11,700	1,037,509
Beazley PLC (United Kingdom)	224,368	369,078
Brit Insurance Holdings NV (United Kingdom)	34,500	393,961
Fondiaria-Sai SpA (Italy)	14,900	224,190
Hannover Rueckversicherung AG (Germany)*	7,300	360,474
Hiscox Ltd. (Bermuda)	60,800	308,715
ING Groep NV, CVA (Netherlands)*	42,700	426,319
Legal & General Group PLC (United Kingdom)	688,500	919,943
Marsh & McLennan Cos., Inc.	248,900	6,078,138
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	9,100	1,476,762
Old Mutual PLC (United Kingdom)*	745,600	1,386,021
RSA Insurance Group PLC (United Kingdom)	120,800	233,725
SCOR SE (France)	36,800	929,469
Swiss Reinsurance Co. Ltd. (Switzerland)*	39,300	1,934,437
Zurich Financial Services AG (Switzerland)	20,529	5,262,698

		29,010,866

Internet — 2.0%
Amazon.com, Inc.*(a)	95,438	12,953,800
Baidu, Inc., ADR (Cayman Islands)*	18,392	10,980,024
Google, Inc. (Class A Stock)*	24,979	14,163,343
priceline.com, Inc.*(a)	21,335	5,440,425
Yahoo! Japan Corp. (Japan)	7,772	2,830,640

		46,368,232

Iron / Steel — 0.1%
Angang Steel Co. Ltd. (Class H Stock) (China)	734,000	1,346,191
JFE Holdings, Inc. (Japan)	15,400	620,184
OneSteel Ltd. (Australia)	295,800	1,058,619

		3,024,994

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.(a)	106,612	4,972,384

Lumber & Wood Products — 0.3%
Weyerhaeuser Co.	138,100	6,251,787

Machinery & Equipment — 0.4%
Fanuc Ltd. (Japan)	23,700	2,514,750
Georg Fischer AG (Switzerland)*	1,700	623,957
Kone Oyj (Class B Stock) (Finland)	56,390	2,330,606
MAN SE (Germany)	18,996	1,590,227
Rieter Holding AG (Switzerland)*	945	275,147
Weg SA (Brazil)	182,000	1,954,733

		9,289,420

Media — 1.2%
British Sky Broadcasting Group PLC (United Kingdom)	223,635	2,042,980
Cablevision Systems Corp. (Class A Stock)	253,200	6,112,248
DIRECTV (Class A Stock)*	117,327	3,966,826
Lagardere SCA (France)	9,700	392,517
Liberty Media Corp. — Starz (Class A Stock)*	39,300	2,148,924
Naspers Ltd. (Class N Stock) (South Africa)	35,100	1,525,196
Time Warner Cable, Inc.	88,400	4,712,604
Time Warner, Inc.	228,300	7,138,941
Trinity Mirror PLC (United Kingdom)*	126,600	286,636

		28,326,872

Medical Supplies & Equipment — 0.8%
Johnson & Johnson	238,124	15,525,685
Takeda Pharmaceutical Co. Ltd. (Japan)	48,500	2,134,747

		17,660,432

Metals & Mining — 1.5%
Alcoa, Inc.	114,200	1,626,208
Antofagasta PLC (United Kingdom)	162,380	2,562,676
Aurubis AG (Germany)	7,900	407,121
BHP Billiton Ltd., ADR (Australia)	43,372	3,483,639
BHP Billiton PLC, ADR (United Kingdom)(a)	201,831	13,811,295
Boliden AB (Sweden)	101,300	1,447,824
First Quantum Minerals Ltd. (Canada)	22,954	1,888,708
Johnson Matthey PLC (United Kingdom)	42,589	1,128,417
Rautaruukki Oyj (Finland)	3,200	69,154
ThyssenKrupp AG (Germany)	36,500	1,254,906
Vale SA, ADR (Brazil)(a)	97,468	3,137,495
Vedanta Resources PLC (United Kingdom)	57,174	2,408,495
Vulcan Materials Co.	26,800	1,266,032

		34,491,970

Multimedia — 0.1%
Vivendi (France)	88,600	2,371,227

Office Equipment — 0.2%
Canon, Inc. (Japan)	88,300	4,089,625

Oil & Gas — 2.6%
Baker Hughes, Inc.(a)	138,900	6,506,076
Cairn Energy PLC (United Kingdom)*	280,714	1,776,347
ENI SpA (Italy)	86,900	2,038,754
EOG Resources, Inc.	107,493	9,990,399
Exxon Mobil Corp.(a)	154,700	10,361,806
Murphy Oil Corp.	116,400	6,540,516
National Oilwell Varco, Inc.	153,962	6,247,778
NiSource, Inc.	79,800	1,260,840
Pacific Rubiales Energy Corp. (Canada)*	80,169	1,557,362
Statoil ASA (Norway)	20,500	474,627
Total SA (France)	25,100	1,457,087
Total SA, ADR (France)(a)	172,100	9,985,242

		58,196,834

Oil, Gas and Consumable Fuels — 2.7%
BP PLC (United Kingdom)	518,200	4,902,211
Centerpoint Energy, Inc.	108,600	1,559,496
Chevron Corp.	145,600	11,040,848
CNOOC Ltd. (Hong Kong)	2,102,000	3,459,904
Cosmo Oil Co. Ltd. (Japan)	200,937	485,739
Nippon Oil Corp. (Japan)	153,000	770,810
Petrofac Ltd. (United Kingdom)	99,101	1,807,633
Petroleo Brasileiro SA (PRFC Shares) (Brazil)	115,226	2,283,332
Petroleo Brasileiro SA, ADR (Brazil)	16,990	755,885
Repsol YPF SA (Spain)	60,300	1,427,725
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	160,800	4,430,065
Royal Dutch Shell PLC, ADR (United Kingdom)	93,700	5,421,482
Saipem SpA (Italy)	94,264	3,647,672
Schlumberger Ltd. (Netherlands)	33,400	2,119,564
Sunoco, Inc.	65,900	1,957,889
Transocean Ltd. (Switzerland)*	183,510	15,851,594

		61,921,849

Paper & Forest Products — 0.3%
DS Smith PLC (United Kingdom)	376,300	769,754
International Paper Co.	205,300	5,052,433
Svenska Cellulosa AB SCA (Class B Stock) (Sweden)*	69,100	974,210

		6,796,397

Pharmaceuticals — 2.5%
Actelion Ltd. (Switzerland)*	34,267	1,558,979
Astellas Pharma, Inc. (Japan)	53,000	1,918,975
AstraZeneca PLC (United Kingdom)	73,700	3,286,963
Eli Lilly & Co.	25,900	938,098
GlaxoSmithKline PLC (United Kingdom)	128,200	2,461,943
H. Lundbeck A/S (Denmark)	40,200	757,789
Merck & Co., Inc.	481,883	17,998,330
Miraca Holdings, Inc. (Japan)	28,500	868,809
Novartis AG (Switzerland)	49,900	2,695,187
Novo Nordisk A/S (Class B Stock) (Denmark)	39,677	3,078,822
Pfizer, Inc.	425,700	7,300,755
Roche Holding AG (Switzerland)	17,011	2,758,802
Sanofi-Aventis SA (France)	48,800	3,637,689
Terumo Corp. (Japan)	25,700	1,368,981
Teva Pharmaceutical Industries Ltd., ADR (Israel)	91,259	5,756,618

		56,386,740

Pipelines — 0.3%
Spectra Energy Corp.	289,300	6,517,929

Real Estate — 0.3%
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	87,294	2,219,013
St. Joe Co. (The)*(a)	121,400	3,927,290

		6,146,303

Retail — 0.3%
Home Retail Group PLC (United Kingdom)	341,700	1,405,213
Li Ning Co. Ltd. (Cayman Islands)	479,500	1,738,471
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	44,100	997,663
Tim Hortons, Inc. (Canada)	35,992	1,171,560
Tsuruha Holdings, Inc. (Japan)	25,500	913,734

		6,226,641

Retail & Merchandising — 1.7%
Aoyama Trading Co. Ltd. (Japan)	39,600	653,576
Circle K Sunkus Co. Ltd. (Japan)	38,400	476,047
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	64,853	2,511,332

Greene King PLC (United Kingdom)	47,500	323,067
Industria de Diseno Textil SA (Spain)	47,992	3,163,578
Next PLC (United Kingdom)	66,465	2,182,619
NIKE, Inc. (Class B Stock)(a)	135,637	9,969,319
Nordstrom, Inc.	96,089	3,925,236
Plenus Co. Ltd. (Japan)	29,700	399,325
Rallye SA (France)	20,900	771,068
Shimachu Co. Ltd. (Japan)	39,900	851,006
Tiffany & Co.	75,181	3,570,346
Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	274,700	1,407,522
Wal-Mart Stores, Inc.	98,200	5,459,920
Wesfarmers Ltd. (Australia)	70,497	2,056,545

		37,720,506

Semiconductors — 0.3%
Analog Devices, Inc.	102,800	2,962,696
ASM Pacific Technology Ltd. (Cayman Islands)	72,400	685,838
STMicroelectronics NV (Netherlands)	42,100	419,078
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,010,000	1,955,885

		6,023,497

Software
Konami Corp. (Japan)	9,100	175,498

Specialty Retail — 0.4%
Home Depot, Inc. (The)	310,100	10,031,735

Steel Producers/Products
Voestalpine AG (Austria)	6,000	242,713

Telecommunications — 1.9%
American Tower Corp. (Class A Stock)*	144,704	6,165,837
BT Group PLC (United Kingdom)	444,100	834,987
Cisco Systems, Inc.*	492,416	12,817,589
Crown Castle International Corp.*	90,207	3,448,614
France Telecom SA (France)	33,200	794,373
KDDI Corp. (Japan)	180	931,864
MobileOne Ltd. (Singapore)	153,900	228,823
Nippon Telegraph & Telephone Corp. (Japan)	41,900	1,765,815
Nokia Oyj (Finland)	85,600	1,333,056
NTT DoCoMo, Inc. (Japan)	900	1,370,842
Portugal Telecom SGPS SA (Portugal)	104,400	1,167,270
Qwest Communications International, Inc.(a)	309,600	1,616,112
Softbank Corp (Japan)	53,000	1,305,583
Swisscom AG (Switzerland)	4,600	1,678,756
Telecom Italia SpA (Italy)	608,600	876,263
Telefonica SA (Spain)	191,806	4,543,987
Telstra Corp. Ltd. (Australia)	365,500	1,002,849
Vodafone Group PLC (United Kingdom)	861,200	1,986,440

		43,869,060

Tobacco — 0.2%
Altria Group, Inc.	118,900	2,439,828
Philip Morris International, Inc.	55,700	2,905,312

		5,345,140

Transportation — 1.7%
FedEx Corp.	117,578	10,981,785
Go-Ahead Group PLC (United Kingdom)	29,900	636,585
Nippon Express Co. Ltd. (Japan)	156,000	670,788
Norfolk Southern Corp.	81,577	4,559,339
Sankyu, Inc. (Japan)	234,000	1,153,856
Seino Holding Co. Ltd. (Japan)	87,000	619,767
Union Pacific Corp.	287,803	21,095,960

		39,718,080

Utilities — 0.4%
Drax Group PLC (United Kingdom)	198,400	1,124,802
E.ON AG (Germany)	64,800	2,392,431
Illinois Tool Works, Inc.	131,300	6,218,368

		9,735,601

Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.*	853,600	3,243,680

TOTAL COMMON STOCKS (cost $1,241,158,976)		1,370,213,261

PREFERRED STOCKS
Diversified Financial Services
SLM Corp., 1.961%, CVT	1,800	31,500

Financial — Bank & Trust
Wells Fargo & Co., 8.00%	28,975	791,017

TOTAL PREFERRED STOCKS (cost $570,871)		822,517

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
ASSET-BACKED SECURITIES — 0.8%

ACE Securities Corp.,
Series 2007-ASP2, Class A2A
0.336%(c)	06/25/37	Baa2	$142	117,669
Ally Auto Receivables Trust,
Series 2009-A, Class A1, 144A
0.396%	09/15/10	A-1+(d)	193	192,622
ARES CLO Funds,
Series 2006-6RA, Class A1B, 144A
0.483%(c)	03/12/18	Aaa	495	469,649
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.596%(c)	06/25/34	AAA(d)	129	99,185
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.521%(c)	09/25/34	Aaa	17	14,110
Bank of America Auto Trust,
Series 2009-1A, Class A2, 144A
1.70%	12/15/11	Aaa	1,116	1,120,545
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.309%(c)	10/25/36	B3	40	36,538

Series 2006-HE9, Class 1A1
0.296%(c)	11/25/36	Baa2		46	43,069
Series 2006-SD3, Class 1A1A
5.50%	08/25/36	BB(d)		298	171,250
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A
0.466%(c)	12/25/36	B3		1,291	849,990
Bumper,
Series 2009-3, Class A (United Kingdom)
2.143%(c)	06/20/22	NR	EUR	500	677,355
Chase Issuance Trust,
Series 2009-A7, Class A7
0.68%(c)	09/17/12	Aaa		2,000	2,002,754
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A2
0.329%(c)	10/25/36	Aa3		55	54,255
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A1
0.356%(c)	10/25/46	Aaa		21	20,786
Series 2006-21, Class 2A1
0.296%(c)	05/25/37	Aa2		28	27,254
Series 2006-24, Class 2A1
0.296%(c)	06/25/47	A2		100	96,393
Series 2006-25, Class 2A1
0.316%(c)	06/25/47	A2		76	72,280
Series 2007-2, Class 2A1
0.296%(c)	08/25/37	A2		108	104,056
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.306%(c)	11/25/36	B3		87	66,172
Series 2007-CB6, Class A1, 144A
0.366%(c)	07/25/37	B3		191	146,981
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3
0.296%(c)	11/25/36	Aaa		59	57,978
First NLC Trust,
Series 2007-1, Class A1, 144A
0.316%(c)	08/25/37	Caa2		240	165,556
Ford Credit Auto Owner Trust,
Series 2009-A, Class A3B
2.73%(c)	05/15/13	Aaa		500	512,506
Series 2009-C, Class A2
2.00%	12/15/11	Aaa		1,124	1,128,386
Series 2009-D, Class A1, 144A
0.357%	09/15/10	A-1+(d)		216	215,982
Fremont Home Loan Trust,
Series 2006-C, Class 2A1
0.296%(c)	10/25/36	Aa1		40	39,255
Series 2006-E, Class 2A1
0.306%(c)	01/25/37	Ba3		115	92,341
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-1, Class A1F
5.91%	03/20/36	Aaa		204	205,748
Honda Auto Receivables Owner Trust,
Series 2009-3, Class A2
1.50%	08/15/11	Aaa		300	301,114
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 2A1
0.296%(c)	12/25/36	Baa3		122	113,945
Series 2007-WF1, Class 2A1
0.306%(c)	05/25/37	Ba3		119	109,201
JPMorgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2
0.296%(c)	07/25/36	Aaa		12	11,427
Series 2006-HE3, Class A2
0.298%(c)	11/25/36	Aa3		3	2,727
Series 2006-WMC3, Class A3
0.356%(c)	08/25/36	Caa3		193	85,684
Series 2007-HE1, Class AV1
0.306%(c)	03/25/47	Ba2		377	263,693
Lehman XS Trust,
Series 2006-16N, Class A1A
0.33%(c)	11/25/46	Ba1		37	36,953
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.526%(c)	10/25/34	Aaa		12	10,437
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A (United Kingdom)(g)
3.00%	04/20/17	AAA(d)	EUR	3,600	4,891,449
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-MLN1, Class A2A
0.316%(c)	07/25/37	Aa2		13	12,191
Series 2006-RM4, Class A2A
0.326%(c)	09/25/37	Caa2		5	1,086
Series 2006-RM5, Class A2A
0.306%(c)	10/25/37	Ca		54	15,070
Morgan Stanley ABS Capital I,
Series 2006-HE7, Class A2A
0.296%(c)	09/25/36	Aaa		10	10,398
Series 2006-NC5, Class A2A
0.286%(c)	10/25/36	Aaa		29	28,220
Series 2006-NC5, Class A2B
0.356%(c)	10/25/36	Ba3		300	225,245
Series 2006-WMC2, Class A2FP
0.296%(c)	07/25/36	Ca		109	45,050
Series 2007-HE6, Class A1
0.306%(c)	05/25/37	Baa2		163	135,970
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
0.306%(c)	06/25/37	Aa2		143	138,667

Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1A
0.346%(c)	08/25/46	Aaa		4	4,114
Series 2007-RS1, Class A1
0.326%(c)	02/25/37	Aaa		241	231,961
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.746%(c)	07/25/32	Caa1		24	11,831
SBI Heloc Trust,
Series 2006-1A, Class 1A2A, 144A
0.416%(c)	08/25/36	Aaa		18	16,961
Securitized Asset Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.376%(c)	05/25/37	B3		803	558,311
Series 2007-HE1, Class A2A
0.306%(c)	12/25/36	Caa2		47	18,002
SLM Student Loan Trust,
Series 2006-9, Class A2
0.249%(c)	04/25/17	Aaa		37	36,598
Series 2007-3, Class A1
0.239%(c)	10/27/14	Aaa		24	23,804
Series 2007-3, Class A3
0.289%(c)	04/25/19	Aaa		600	576,182
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.306%(c)	11/25/36	Caa2		88	52,637
Structured Asset Investment Loan Trust,
Series 2006-4, Class A3
0.296%(c)	07/25/36	Aa1		21	20,461
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.296%	10/25/36	Aaa		50	49,553
Wachovia Asset Securitization, Inc.,
Series 2003-HE2, Class AI1
0.506%(c)	06/25/33	Baa1		1,128	680,427
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.306%(c)	10/25/36	Ba3		394	263,406
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.476%(c)	10/25/35	Aaa		13	12,493

TOTAL ASSET-BACKED SECURITIES (cost $18,450,099)					17,795,933

BANK LOANS(c)(g) — 0.1%

Chrysler Financial, Term B
4.23%	08/03/12	Caa		834	830,311
TXU Corp., Term B3
3.73%	10/10/14	B+(d)		2,806	2,274,009
3.79%	10/10/14	B+(d)		29	23,565

TOTAL BANK LOANS (cost $3,513,627)					3,127,885

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%

Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1, 144A
0.74%(c)	06/15/29	Aaa		578	521,461
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa		100	102,321
Series 2007-CD5, Class A4
5.886%(c)	11/15/44	Aaa		100	99,990
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		1,700	1,604,485
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1, 144A
0.318%(c)	03/06/20	Aaa		152	146,922
Hilton Hotel Pool Trust,
Series 2000-HLTA, Class B, 144A
0.728%(c)	10/03/15	Aaa		1,000	999,293
JLOC Ltd., (Japan)
Series 36A, Class A1, 144A
0.514%(c)	02/16/16	Aaa	JPY	25,652	209,045
Series 37A, Class A1, 144A
0.484%(c)	01/15/15	Aa2	JPY	34,008	273,503
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa		110	107,260
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.768%(c)	07/09/21			600	523,610
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa		900	870,793
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
5.88%(c)	06/11/49	BBB+(d)		40	39,511
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa		100	101,369
Series 2006-WL7A, Class A1, 144A
0.322%(c)	09/15/21	Aaa		540	481,541

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,973,400)					6,081,104

CORPORATE BONDS — 9.7%

Advertising

Omnicom Group, Inc.,
Sr. Unsec’d. Notes
5.90%	04/15/16	Baa1		200	216,449

Aerospace
Goodrich Corp.,
Sr. Unsec’d. Notes
6.29%	07/01/16	Baa2		100	110,929

Airlines
Southwest Airlines Co.,
Sr. Unsec’d. Notes
6.50%	03/01/12	Baa3		100	106,178

Apparel — 0.1%
Jones Apparel Group, Inc.,
Sr. Unsec’d. Notes
5.125%	11/15/14	Ba3		1,200	1,195,500

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes, MTN
5.75%	09/08/11	A3		1,600	1,686,470
PACCAR, Inc.,
Sr. Unsec’d. Notes
1.431%(c)	09/14/12	A1		600	611,240

					2,297,710

Automotive Parts — 0.2%
Autozone, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2		1,100	1,187,032
6.95%	06/15/16	Baa2		2,400	2,713,212

					3,900,244

Banks — 3.6%
Abbey National Treasury Services PLC,
Bank Gtd. Notes, 144A (United Kingdom)
3.875%	11/10/14	Aa3		2,300	2,287,021
ABN Amro Bank NV,
Cov’d. Notes, MTN (Netherlands)
3.75%	01/12/12	Aaa	EUR	700	979,386
American Express Bank FSB,
Sr. Unsec’d. Notes
0.306%(c)	04/26/10	A2		1,700	1,699,908
Australia & New Zealand Banking Group Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.541%(c)	06/18/12	Aaa		1,000	997,381
Bank of America Corp.,
Sr. Sub. Notes, MTN
4.75%(c)	05/23/17	A3	EUR	600	786,438
Sr. Unsec’d. Notes
0.511%(c)	10/14/16	A2		500	452,134
4.50%	04/01/15	A2		2,300	2,319,184
7.625%	06/01/19	A2		300	343,159
Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	300	381,806
Bank of Queensland Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
4.873%(c)	10/22/12	Aaa	AUD	700	646,496
Bank of Scotland PLC,
Gov’t. Liquid Gtd. Notes (Australia)
4.75%	01/13/11	Aaa	AUD	2,500	2,289,468
4.93%(c)	07/24/12	Aaa	AUD	900	830,250
Bank of Tokyo-Mitsubishi UFJ Ltd.,
Sr. Unsec’d. Notes, 144A (Japan)
2.60%	01/22/13	Aa2		2,700	2,719,637
Barclays Bank PLC, (United Kingdom)
Jr. Sub. Notes, 144A
5.926%(c)	09/29/49	Baa2		2,700	2,376,000
Sub. Notes, 144A
10.179%	06/12/21	Baa1		2,800	3,654,112
BNP Paribas Home Loan Covered Bonds SA,
Cov’d. Notes, MTN (France)
3.75%	12/13/11	Aaa	EUR	700	982,067
4.125%	01/24/11	Aaa	EUR	600	830,437
4.75%	05/28/13	Aaa	EUR	400	585,375
BNP Paribas,
Jr. Sub. Notes, 144A (France)
5.186%(c)	06/29/49	Baa1		200	176,000
Canadian Imperial Bank of Commerce,
Cov’d. Notes, 144A (Canada)
2.00%	02/04/13	Aaa		5,400	5,420,822
Commonwealth Bank of Australia,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.538%(c)	09/17/14	Aaa		100	100,354
0.634%(c)	12/10/12	Aaa		700	703,354
0.671%(c)	07/12/13	Aaa		2,100	2,111,651
0.784%(c)	06/25/14	Aaa		500	506,257
2.50%	12/10/12	Aaa		900	923,191
Compagnie de Financement Foncier,
Cov’d. Notes, MTN (France)
2.00%	02/17/12	Aaa	EUR	200	272,460
3.875%	02/11/11	Aaa	EUR	2,500	3,459,062
4.00%	07/21/11	Aaa	EUR	100	139,879
4.50%	01/09/13	Aaa	EUR	1,300	1,878,832
Dexia Credit Local,
Gov’t. Liquid Gtd. Notes, 144A (France)
0.501%(c)	01/12/12	Aa1		1,400	1,399,490
2.00%	03/05/13	Aa1		2,600	2,583,152
2.375%	09/23/11	Aa1		800	817,010
Fortis Bank Nederland NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	Aaa	EUR	1,800	2,524,814
General Motors Acceptance Corp., Inc.,
Sr. Unsec’d. Notes
7.25%	03/02/11	B3		700	711,680
ING Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
4.485%(c)	08/28/13	AAA(d)	AUD	1,100	1,006,839
ING Bank Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.028%	06/24/14	Aaa	AUD	2,000	1,850,019
ING Bank NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
3.90%	03/19/14	Aaa		900	944,684
Sr. Unsec’d. Notes, 144A (g)
1.09%(c)	03/30/12	Aa3		2,100	2,099,601
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes (Germany)
3.875%	01/21/19	Aaa	EUR	300	423,963
Lloyds TSB Bank PLC, (United Kingdom)
Bank Gtd. Notes, 144A
4.375%	01/12/15	Aa3		2,600	2,563,033
Sub. Notes, 144A
12.00%(c)	12/29/49	Ba1		3,600	3,999,432
Members Equity Bank Property Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
5.75%	08/20/12	AAA(d)	AUD	600	550,547

NIBC Bank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
2.80%	12/02/14	Aaa		4,900	4,874,471
Rabobank Nederland NV,
Jr. Sub. Notes, 144A (Netherlands)
11.00%(c)	06/29/49	A2		150	193,029
Realkredit Danmark A/S,
Cov’d. Notes (Denmark)
2.00%	01/01/11	Aaa	DKK	3,200	581,773
Regions Financial Corp.,
Sr. Unsec’d. Notes
7.75%	11/10/14	Baa3		400	420,856
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
1.084%(c)	03/30/12	Aa2		1,800	1,798,898
Societe Financement de l’Economie Francaise, (France)
Gov’t. Liquid Gtd. Notes
3.00%	04/07/14	Aaa	EUR	1,000	1,394,481
Gov’t. Liquid Gtd. Notes, 144A
2.125%	01/30/12	Aaa		300	304,515
2.25%	06/11/12	Aaa		1,200	1,221,024
3.375%	05/05/14	Aaa		600	616,150
Societe Generale Societe de Credit Fonciere,
Cov’d. Notes, MTN (France)
4.00%	07/07/16	Aaa	EUR	600	853,795
US Bank NA,
Sub. Notes, MTN
4.375%(c)	02/28/17	Aa2	EUR	700	949,252
Westpac Securities NZ Ltd., (New Zealand)
Gov’t. Liquid Gtd. Notes
2.50%	05/25/12	Aaa		1,100	1,122,594
Gov’t. Liquid Gtd. Notes, 144A
3.45%	07/28/14	Aaa		900	915,363
WM Covered Bond Program,
Cov’d. Notes, MTN
4.00%	11/27/16	AAA(d)	EUR	1,600	2,155,922
4.375%	05/19/14	AAA(d)	EUR	700	983,677

					80,712,185

Building Materials — 0.1%
Hanson Australia Funding Ltd.,
Gtd. Notes (Australia)
5.25%	03/15/13	B1		1,300	1,313,026
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba2		1,000	997,167

					2,310,193

Chemicals — 0.1%
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
6.00%	10/01/15	Baa3		1,000	1,075,658
8.95%	07/01/17	Baa3		900	1,086,235
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.499%(c)	08/08/11	Baa3		800	813,945

					2,975,838

Commercial Banks — 0.1%
HBOS Capital Funding LP,
Ltd. Gtd. Notes (United Kingdom)
9.54%(c)	03/29/49	B3	GBP	200	242,799
HBOS PLC,
Sub. Notes, 144A (United Kingdom)
6.75%	05/21/18	Ba1		1,000	918,801

					1,161,600

Computer Services & Software
Computer Sciences Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/13	Baa1		1,000	1,074,129

Construction
D.R. Horton, Inc.,
Gtd. Notes
6.00%	04/15/11	Ba3		100	103,250

Containers & Packaging
Rexam PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
6.75%	06/01/13	Baa3		500	548,408
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/13	Baa3		100	105,681

					654,089

Diversified Financial Services — 0.7%
American Express Credit Corp.,
Sr. Unsec’d. Notes
0.409%(c)	12/02/10	A2		1,600	1,599,264
Sr. Unsec’d. Notes, MTN
0.366%(c)	02/24/12	A2		200	197,646
0.378%(c)	10/04/10	A2		200	199,901
0.39%(c)	06/16/11	A2		300	298,178
1.647%(c)	05/27/10	Aa3		100	100,188
5.875%	05/02/13	A2		300	324,969
BA Covered Bond Issuer,
Cov’d. Notes, MTN
4.125%	04/05/12	Aa2	EUR	1,200	1,670,745
Countrywide Home Loans, Inc.,
Gtd. Notes, MTN
4.00%	03/22/11	A2		100	102,807
El Paso Performance-Linked Trust,
Sr. Unsec’d. Notes, 144A
7.75%	07/15/11	Ba3		1,000	1,035,275
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.25%	10/25/11	B1		450	465,251
7.80%	06/01/12	B1		50	51,858
GATX Financial Corp.,
Sr. Unsec’d. Notes
5.125%	04/15/10	Baa1		100	100,081
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	09/15/17	Aa2		2,000	2,105,858
Sub. Notes, 144A
6.50%(c)	09/15/67	Aa3	GBP	700	931,379
German Postal Pensions Securitisation PLC,
Gtd. Notes (Ireland)
2.75%	01/18/11	Aaa	EUR	800	1,093,784
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	471,636
ORIX Corp.,
Sr. Unsec’d. Notes (Japan)
5.48%	11/22/11	A3		100	103,530

Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Ba1		1,018	1,006,521
SLM Corp.,
Sr. Unsec’d. Notes
0.549%(c)	01/27/14	Ba1		200	173,033
5.45%	04/25/11	Ba1		1,800	1,831,930
Williams Cos., Inc., Credit Linked Certificate Trust V (The),
Sr. Unsec’d. Notes, 144A
6.375%	10/01/10	Baa3		900	916,635

					14,780,469

Electric — 0.1%
Enel Finance International SA,
Gtd. Notes, 144A (Luxembourg)
5.125%	10/07/19	A2		1,600	1,581,299
NiSource Finance Corp.,
Gtd. Notes
6.80%	01/15/19	Baa3		1,000	1,087,118

					2,668,417

Financial — Bank & Trust — 1.5%
ANZ National International Ltd.,
Bank Gtd. Notes, 144A (New Zealand)
6.20%	07/19/13	Aa2		1,200	1,322,454
BPCE SA,
Jr. Sub. Notes, MTN (France)
6.117%(c)	10/29/49	Baa3	EUR	300	328,210
Citigroup Property Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.50%	06/18/12	Aaa	AUD	500	457,664
5.50%	08/20/12	Aaa	AUD	900	822,920
Export-Import Bank of Korea, (South Korea)
Sr. Unsec’d. Notes
5.875%	01/14/15	A2		2,000	2,155,906
Sr. Unsec’d. Notes, MTN
5.75%	05/22/13	A2	EUR	300	433,217
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	1,100	971,036
Mizuho Financial Group Cayman Ltd.,
Bank Gtd. Notes (Cayman Islands)
8.375%	01/29/49	A2		700	703,297
Morgan Stanley,
Sr. Unsec’d. Notes
0.731%(c)	10/15/15	A2		200	185,264
Sr. Unsec’d. Notes, MTN
0.499%(c)	01/09/12	A2		1,400	1,384,163
0.988%(c)	03/01/13	A2	EUR	100	128,787
6.625%	04/01/18	A2		1,800	1,919,842
National Australia Bank Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
3.375%	07/08/14	Aaa		1,000	1,012,689
Royal Bank of Scotland Group PLC, (United Kingdom)
Gov’t. Liquid Gtd. Notes, 144A
0.512%(c)	03/30/12	Aaa		7,500	7,505,333
Jr. Sub. Notes
9.118%	03/31/49	B3		500	456,250
Royal Bank of Scotland PLC (The), (United Kingdom)
Gov’t. Liquid Gtd. Notes, 144A
1.45%	10/20/11	Aaa		2,500	2,510,870
Gov’t. Liquid Gtd. Notes, MTN
3.75%	11/14/11	Aaa	EUR	800	1,122,829
4.125%	11/14/11	Aaa	GBP	1,800	2,851,956
Sub. Notes, MTN
0.915%(c)	01/30/17	Baa3	EUR	1,000	1,075,036
State Street Capital Trust III,
Ltd. Gtd. Notes
8.25%(c)	03/15/42	Baa1		1,000	1,035,010
State Street Capital Trust IV,
Ltd. Gtd. Notes
1.257%(c)	06/01/77	A3		300	225,042
Suncorp-Metway Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.00%	01/16/14	Aaa	GBP	700	1,109,528
Wells Fargo & Co.,
Sr. Unsec’d. Notes
0.351%(c)	01/12/11	A1		1,500	1,501,101
Westpac Banking Corp., (Australia)
Gov’t. Liquid Gtd. Notes, 144A
0.534%(c)	09/10/14	Aaa		100	100,133
2.70%	12/09/14	Aaa		2,300	2,283,953
Gov’t. Liquid Gtd. Notes, MTN
4.00%	03/19/12	Aaa	AUD	600	536,785

					34,139,275

Financial Services — 1.6%
American General Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	A1		4,400	3,854,000
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
1.021%(c)	06/20/11	Aa3		900	899,997
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.25%	02/01/18	Aa3		100	115,569
Citigroup Finance Canada, Inc.,
Gtd. Notes, MTN (Canada)
5.50%	05/21/13	A3	CAD	400	404,954
Citigroup Funding, Inc.,
Gtd. Notes, MTN
1.299%(c)	05/07/10	A3		500	500,409
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.34%(c)	05/18/11	A3		400	397,443
5.50%	10/15/14	A3		600	620,944
6.125%	11/21/17	A3		1,000	1,028,670
6.50%	01/18/11	A3		3,000	3,118,785
Sr. Unsec’d. Notes, MTN
0.795%(c)	06/28/13	A3	EUR	600	769,196
0.863%(c)	02/09/16	A3	EUR	700	858,384
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.75%	10/01/37	A2		400	399,498
HSBC Capital Funding LP,
Ltd., Gtd. Notes, 144A
9.547%(c)	12/29/49	A3		700	708,750

HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.519%(c)	04/24/12	A3		1,000	991,384
Sr. Unsec’d. Notes, MTN
0.46%(c)	08/09/11	A3		100	99,389
0.50%(c)	05/10/10	A3		200	200,051
HSBC Financial Corp. Ltd.,
Gtd. Notes, MTN (Canada)
0.65%(c)	05/03/12	A3	CAD	200	195,548
JPMorgan Chase & Co.,
FDIC Gtd. Notes
3.625%	12/12/11	Aaa	EUR	1,100	1,544,802
Sr. Unsec’d. Notes, MTN
0.364%(c)	06/25/10	Aa3		400	400,065
JPMorgan Chase Bank NA,
Sub. Notes
6.00%	10/01/17	Aa2		1,200	1,279,394
LBG Capital No.1 PLC, (United Kingdom)
Bank Gtd. Notes
7.375%	03/12/20	Ba3	EUR	100	114,812
Bank Gtd. Notes, 144A(g)
8.50%(c)	12/29/49	B+		700	605,500
LeasePlan Corp. NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
3.00%	05/07/12	Aaa		1,200	1,245,355
Gov’t. Liquid Gtd. Notes, MTN
3.25%	05/22/14	Aaa	EUR	300	419,466
Lehman Brothers Holdings, Inc.,(i)
Sr. Unsec’d. Notes, MTN
2.85%	12/23/24	NR		700	161,000
2.95%	05/25/10	NR		200	46,000
5.625%	01/24/13	NR		4,800	1,128,000
6.875%	11/16/10	NR		400	92,000
6.875%	05/02/18	NR		1,100	259,875
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18	A2		1,500	1,616,503
Sr. Unsec’d. Notes
5.45%	07/15/14	A2		200	209,171
Sr. Unsec’d. Notes, MTN
0.449%(c)	11/01/11	A2		400	395,267
0.482%(c)	06/05/12	A2		300	294,324
1.385%(c)	09/27/12	A2	EUR	2,700	3,550,596
6.05%	08/15/12	A2		1,500	1,602,007
Pearson Dollar Finance Two PLC,
Gtd. Notes, 144A (United Kingdom)
6.25%	05/06/18	Baa1		1,000	1,069,681
UBS AG,
Sr. Unsec’d. Notes, MTN (Switzerland)
1.352%(c)	02/23/12	Aa3		2,700	2,712,844
1.538%(c)	09/29/11	Aa3		1,200	1,205,282
Western Union Co. (The),
Gtd. Notes
5.93%	10/01/16	A3		100	110,589

					35,225,504

Food
Tate & Lyle International Finance PLC,
Gtd. Notes, 144A (United Kingdom)
6.125%	06/15/11	Baa3		100	104,137

Healthcare — Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/11	Ba1		100	103,750

Healthcare Services
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2		500	531,563

Insurance — 0.4%
AIG Life Holdings US, Inc.,
Gtd. Notes
7.50%	08/11/10	A3		600	609,190
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/68	Aa3		600	507,000
Jr. Sub. Notes
4.875%(c)	03/15/67	Aa3	EUR	100	85,767
Jr. Sub. Notes, 144A
8.00%(c)	05/22/38	Ba2	EUR	1,300	1,426,632
Sr. Unsec’d. Notes
0.361%	10/18/11(c)	A3		200	191,537
8.25%	08/15/18	Aa3		2,000	2,098,560
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.75%	03/15/14	Baa2		1,000	1,046,705
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.75%	09/15/15	Baa2		1,000	1,058,991
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.154%(c)	06/10/11	Aa3		1,100	1,118,093
1.383%(c)	09/17/12	Aa3		400	401,687

					8,544,162

Lodging — 0.1%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes, 144A
5.75%	08/15/15	Baa2		1,500	1,530,858
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes (Liberia)
8.00%	05/15/10	Ba3		200	201,250
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
6.75%	05/15/18	Ba1		600	601,500

					2,333,608

Media
New York Times Co. (The),
Sr. Unsec’d. Notes
5.00%	03/15/15	B1		800	728,247

Medical Supplies & Equipment — 0.1%
Covidien International Finance SA,
Gtd. Notes, 144A (Luxembourg)
6.00%	10/15/17	Baa1		2,000	2,193,290
McKesson Corp.,
Sr. Unsec’d. Notes
5.70%	03/01/17	Baa3		100	107,090

					2,300,380

Metals & Mining
Corp. Nacional del Cobre de Chile — CODELCO,
Unsec’d. Notes (Chile)
6.15%	10/24/36	A1		750	769,155
Rio Tinto Alcan, Inc.,
Sr. Unsec’d. Notes (Canada)
6.45%	03/15/11	BBB+(d)		100	104,951
Xstrata Canada Corp.,
Gtd. Notes (Canada)
7.35%	06/05/12	Baa2		100	110,082

					984,188

Multimedia — 0.1%
Vivendi,
Sr. Unsec’d. Notes, 144A (France)
5.75%	04/04/13	Baa2		1,000	1,075,847

Oil, Gas and Consumable Fuels — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds (Qatar)(g)
5.298%	09/30/20	Aa2		1,450	1,486,250

Pharmaceuticals
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.00%	06/15/17	Baa3		1,000	1,054,576

Pipelines — 0.2%
Dynegy Roseton / Danskammer Pass-Through Trust, Series A,
Pass-Through Certificates
7.27%	11/08/10	B2		23	22,761
El Paso Corp.,
Sr. Unsec’d. Notes
7.00%	05/15/11	Ba3		400	414,078
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
6.514%	12/15/12	Baa3		400	438,850
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa2		2,400	2,588,091

					3,463,780

Real Estate Investment Trusts — 0.1%
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2		300	314,801
Nationwide Health Properties, Inc.,
Sr. Unsec’d. Notes
6.50%	07/15/11	Baa2		200	206,736
Simon Property Group LP,
Sr. Unsec’d. Notes
5.25%	12/01/16	A3		500	495,493
5.75%	12/01/15	A3		100	105,790

					1,122,820

Retail — 0.1%
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1		270	302,400
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.75%	07/15/14	Ba2		1,400	1,428,000
New Albertsons, Inc.,
Unsec’d. Notes
7.50%	02/15/11	Ba3		1,100	1,138,500

					2,868,900

Retail & Merchandising
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.90%	07/15/17	Ba3		500	510,000

Savings & Loan — 0.1%
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.90%	09/23/10	Baa1		1,000	1,015,679
U.S. Central Federal Credit Union,
Gov’t. Gtd. Notes
1.90%	10/19/12	Aaa		1,000	1,009,215
Western Corporate Federal Credit Union,
Gov’t. Gtd. Notes
1.75%	11/02/12	Aaa		1,000	1,002,883

					3,027,777

Telecommunications — 0.1%
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
9.125%	12/15/10	Baa2		1,500	1,577,250
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3		100	108,804
Motorola, Inc.,
Sr. Unsec’d. Notes
6.00%	11/15/17	Baa3		100	103,488
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
0.861%(c)	07/18/11	Baa2		1,000	995,618

					2,785,160

Tobacco
Reynolds American, Inc.,
Gtd. Notes
0.957%(c)	06/15/11	Baa3		500	497,934
UST, Inc.,
Sr. Unsec’d. Notes
6.625%	07/15/12	Baa1		200	217,372

					715,306

Transportation
CSX Corp.,
Sr. Unsec’d. Notes
6.30%	03/15/12	Baa3		100	108,067

Wireless Telecommunication Services — 0.1%
Sprint Capital Corp.,
Gtd. Notes
7.625%	01/30/11	Ba3		1,300	1,337,375
Sprint Nextel Corp.,
Unsec’d. Notes
0.688%(c)	06/28/10	Ba3		1,200	1,195,730

					2,533,105

TOTAL CORPORATE BONDS (cost $222,435,737)					220,013,582

FOREIGN GOVERNMENT BONDS — 6.1%

Australia Government Bond,
Bonds (Australia)
3.00%	09/20/25	Aaa	AUD	800	758,038
4.00%	08/20/15	Aaa	AUD	400	600,213
4.00%	08/20/20	Aaa	AUD	200	288,326
6.25%	06/15/14	Aaa	AUD	900	850,827

Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes, 144A (Brazil)
6.50%	06/10/19	Baa2		2,400	2,572,608
Brazilian Government International Bond,
Sr. Unsec’d. Notes (Brazil)
5.875%	01/15/19	Baa3		2,800	3,010,000
Bundesobligation,
Bonds (Germany)
2.50%	10/08/10	Aaa	EUR	3,500	4,776,230
3.50%	04/12/13	Aaa	EUR	1,500	2,153,725
4.00%	10/11/13	Aaa	EUR	2,300	3,363,639
Bundesrepublik Deutschland,
Bonds (Germany)
3.75%	07/04/13	Aaa	EUR	800	1,157,416
3.75%	01/04/15	Aaa	EUR	1,900	2,755,973
3.75%	01/04/19	Aaa	EUR	12,400	17,708,161
4.00%	01/04/18	Aaa	EUR	3,400	4,961,865
4.00%	01/04/37	Aaa	EUR	400	552,527
4.25%	07/04/18	Aaa	EUR	300	444,424
4.25%	07/04/39	Aaa	EUR	600	871,434
4.75%	07/04/34	Aaa	EUR	2,200	3,381,507
4.75%	07/04/40	Aaa	EUR	600	942,602
5.25%	01/04/11	Aaa	EUR	2,400	3,356,622
5.50%	01/04/31	Aaa	EUR	2,500	4,175,997
6.25%	01/04/30	Aaa	EUR	200	361,166
6.50%	07/04/27	Aaa	EUR	700	1,279,785
Bundesschatzanweisungen,
Bonds (Germany)
1.00%	03/16/12	AAA(d)	EUR	4,700	6,352,218
1.25%	03/11/11	AAA(d)	EUR	4,400	5,984,138
2.25%	12/10/10	Aaa	EUR	1,300	1,777,224
Canadian Government Bond, (Canada)
Bonds
2.00%	12/01/14	Aaa	CAD	3,700	3,515,555
2.50%	06/01/15	AAA(d)	CAD	1,700	1,641,015
3.50%	06/01/20	Aaa	CAD	3,400	3,298,969
Notes
4.25%	06/01/18	Aaa	CAD	3,700	3,843,279
Colombia Government International Bond,
Sr. Unsec’d. Notes (Colombia)
7.375%	03/18/19	Ba1		1,000	1,150,000
France Government Bond,
Bonds (France)
3.50%	04/25/15	Aaa	EUR	2,400	3,416,916
3.75%	10/25/19	AAA(d)	EUR	2,100	2,933,198
4.00%	04/25/13	Aaa	EUR	1,200	1,741,214
4.00%	04/25/18	Aaa	EUR	1,700	2,446,744
4.00%	10/25/38	Aaa	EUR	700	946,311
4.25%	10/25/23	Aaa	EUR	2,000	2,848,294
French Treasury Note,
Notes (France)
3.00%	01/12/11	Aaa	EUR	5,000	6,883,830
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.625%	02/17/37	Ba2		1,000	1,020,399
6.875%	01/17/18	Ba2		1,800	2,002,500
Japan Government Bond,
Sr. Unsec’d. Notes (Japan)
1.70%	03/20/17	Aa2	JPY	880,000	9,920,863
Kommunalbanken AS,
Sr. Unsec’d. Notes, MTN (Norway)
2.00%	01/14/13	Aaa		1,300	1,306,110
Netherlands Government Bond,
Bonds (Netherlands)
4.00%	01/15/11	Aaa	EUR	1,300	1,802,877
4.00%	07/15/16	Aaa	EUR	1,100	1,602,160
4.00%	07/15/19	Aaa	EUR	700	1,006,622
4.25%	07/15/13	Aaa	EUR	100	146,633
4.50%	07/15/17	Aaa	EUR	300	448,331
Philippine Government International Bond,
Sr. Unsec’d. Notes (Philippines)
8.375%	06/17/19	Ba3		1,000	1,220,000
Province of Ontario Canada (Canada),
Bonds
4.10%	06/16/14	Aa1		900	950,913
4.70%	06/02/37	Aa1	CAD	400	389,047
Debs.
6.20%	06/02/31	Aa1	CAD	1,100	1,280,642
Sr. Unsec’d. Notes
4.00%	10/07/19	Aa1		600	585,432
Unsec’d. Notes, MTN
5.60%	06/02/35	Aa1	CAD	800	877,854
Province of Quebec Canada (Canada),
Bonds
5.00%	12/01/38	Aa2	CAD	500	502,097
Notes, MTN
7.295%	07/22/26	Aa2		2,400	2,811,799
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
12.50%	01/05/22	Baa3	BRL	1,500	984,761
United Kingdom Gilt,
Bonds (United Kingdom)
3.25%	12/07/11	AAA(d)	GBP	200	315,129

TOTAL FOREIGN GOVERNMENT BONDS (cost $139,677,674)					138,276,159

MUNICIPAL BONDS — 0.6%

California — 0.2%
Golden State Tobacco Securitization Corp.,
Revenue Bonds
5.125%	06/01/47	Baa3		900	573,777
State of California,
General Obligation Bonds
5.00%	06/01/37	Baa1		600	553,932
5.00%	11/01/37	Baa1		1,150	1,061,151
5.00%	04/01/38	Baa1		1,200	1,106,772
University of California,
Revenue Bonds
6.583%	05/15/49	Aa2		600	609,822

					3,905,454

Illinois — 0.3%
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	A1		600	643,038
Illinois Finance Authority,
Revenue Bonds
5.75%	07/01/33	Aa1		700	768,796
State of Illinois,
General Obligation Unlimited
1.823%	01/01/11	A2		1,200	1,203,876
2.766%	01/01/12	A2		4,100	4,128,085

					6,743,795

Massachusetts
Massachusetts Health & Educational Facilities Authority,
Revenue Bonds
6.00%	07/01/36	Aaa		500	580,585

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40	A3		200	232,462

Tobacco Settlement Financing Corp.,
Revenue Bonds
5.00%	06/01/41	Baa3	100	64,379

				296,841

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.75%	06/15/40	Aa3	500	559,835
Port Authority of New York & New Jersey,
Revenue Bonds
5.75%	11/01/30	Aa2	1,200	1,292,112

				1,851,947

Ohio
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/30	Baa3	400	334,768
5.875%	06/01/47	Baa3	300	212,757

				547,525

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds
6.527%(t)	08/01/54	Aa3	100	5,859

West Virginia
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	95	75,299

TOTAL MUNICIPAL BONDS (cost $13,873,462)				14,007,305

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.3%

Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
4.845%(c)	09/25/35	BBB-(d)	426	278,916
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A(g)
5.65%(c)	03/25/58	NR	4,700	4,705,131
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66%(c)	09/25/45	Caa1	365	293,304
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36	Caa1	87	52,983
Series 2006-J, Class 4A1
6.064%(c)	01/20/47	CCC(d)	71	49,610
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
4.681%(c)	05/25/35	B3	1,000	779,812
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
3.505%(c)	08/25/33	Aaa	35	33,066
Series 2003-7, Class 6A
4.601%(c)	10/25/33	Aaa	22	20,734
Series 2003-9, Class 2A1
3.537%(c)	02/25/34	Aa3	280	241,112
Series 2004-2, Class 22A
3.408%(c)	05/25/34	Aaa	60	54,179
Series 2004-10, Class 13A1
4.99%(c)	01/25/35	A1	322	267,937
Series 2004-10, Class 21A1
3.558%(c)	01/25/35	A1	483	437,022
Series 2004-10, Class 22A1
4.978%(c)	01/25/35	A1	249	237,168
Series 2005-2, Class A1
2.81%(c)	03/25/35	Ba2	451	422,170
Series 2005-2, Class A2
2.934%(c)	03/25/35	A1	138	131,026
Series 2005-4, Class 3A1
5.35%(c)	08/25/35	Baa3	1,587	1,406,257
Series 2005-5, Class A1
2.53%(c)	08/25/35	A1	38	35,261
Series 2005-5, Class A2
2.56%(c)	08/25/35	Baa2	955	888,629
Series 2005-8, Class A3, 144A
5.133%(c)	08/25/35	A1	1,000	929,241
Series 2005-9, Class A1
4.625%(c)	10/25/35	Ba1	113	99,265
Series 2007-5, Class 3A1
5.903%(c)	08/25/47	CCC(d)	781	611,233
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
5.201%(c)	09/25/35	Ba1	217	160,394
Series 2005-9, Class 24A1
5.456%(c)	11/25/35	Caa1	223	132,392
Series 2005-10, Class 24A1
5.656%(c)	01/25/36	Caa1	338	189,987
Series 2006-1, Class 21A2
5.628%(c)	02/25/36	Caa2	762	427,780
Series 2006-2, Class 23A1
5.634%(c)	03/25/36	Caa2	445	204,031
Series 2006-4, Class 21A1
3.854%(c)	08/25/36	Caa3	347	181,701
Series 2006-5, Class 2A2
6.25%(c)	08/25/36	Caa2	357	168,883
Series 2006-6, Class 32A1
5.614%(c)	11/25/36	B3	171	113,063
Series 2006-8, Class 3A1
0.406%(c)	02/25/34	Aa3	177	133,215
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
5.603%(c)	01/26/36	B2	559	344,702
Series 2007-R6, Class 2A1
5.624%(c)	12/26/46	Caa1	1,231	755,035

CC Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A
0.376%(c)	05/25/48	Caa2		829	371,034
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 1A1
3.642%(c)	02/25/37	Aa1		386	367,380
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
3.153%(c)	03/25/34	Aaa		160	155,704
Series 2005-3, Class 2A2B
4.511%(c)	08/25/35	Ba2		356	136,295
Series 2005-6, Class A1
2.51%(c)	08/25/35	A3		58	52,014
Series 2005-6, Class A2
4.248%(c)	08/25/35	A3		102	89,951
Series 2005-11, Class A2A
4.70%(c)	12/25/35	AA-(d)		554	507,857
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.25%	06/25/35	Baa3		37	29,382
Series 2005-56, Class 2A2
2.511%(c)	11/25/35	B2		38	20,942
Series 2005-56, Class 2A3
1.971%(c)	11/25/35	B3		38	20,730
Series 2005-59, Class 1A1
0.559%(c)	11/20/35	Caa1		496	261,536
Series 2005-62, Class 2A1
1.471%(c)	12/25/35	B3		579	315,904
Series 2006-2CB, Class A14
5.50%	03/25/36	B3		113	71,382
Series 2006-15CB, Class A1
6.50%	06/25/36	Caa2		237	137,158
Series 2006-OA1, Class 2A1
0.45%(c)	03/20/46	B3		526	273,063
Series 2006-OA12, Class A1A
0.32%(c)	09/20/46	Aaa		6	6,307
Series 2006-OA14, Class 2A1
0.436%(c)	11/25/46	B3		114	55,942
Series 2006-OA17, Class 1A1A
0.435%(c)	12/20/46	Caa1		2,218	1,144,378
Series 2006-OA19, Class A1
0.42%(c)	02/20/47	Ba2		639	319,989
Series 2006-OA22, Class A1
0.406%(c)	02/25/47	Ba3		314	167,830
Series 2007-7T2, Class A9
6.00%	04/25/37	NR		168	108,955
Series 2007-16CB, Class 5A1
6.25%	08/25/37	Caa1		80	43,368
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.968%(c)	08/25/34	Ba1		254	176,614
Series 2004-12, Class 12A1
3.96%(c)	08/25/34	Ba1		940	761,258
Series 2004-22, Class A3
3.51%(c)	11/25/34	Baa3		56	47,469
Series 2004-HYB5, Class 2A1
3.562%(c)	04/20/35	Aa1		260	235,285
Series 2005-HYB9, Class 5A1
5.25%(c)	02/20/36	Caa1		209	137,563
Series 2005-R2, Class 1AF1, 144A
0.586%(c)	06/25/35	Aa3		83	73,025
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
3.481%(c)	08/25/33	Aaa		60	57,384
Series 2004-AR3, Class 2A1
2.689%(c)	04/25/34	Aaa		284	266,663
Crusade Global Trust, (Australia)
Series 2004-2, Class A2
0.802%(c)	11/19/37	Aaa	EUR	213	279,734
Series 2005-2, Class A2
4.31%(c)	08/14/37	Aaa	AUD	1,408	1,255,382
Deutsche ALT-A Securities, Inc. / Alternate Loan Trust,
Series 2003-3, Class 3A1
5.00%	10/25/18	Aaa		501	488,492
Series 2006-AB4, Class A1B1
0.329%(c)	10/25/36	Ba3		28	10,218
Series 2006-AR6, Class A1
0.326%(c)	02/25/37	Ba3		10	9,642
Series 2007-1, Class 1A1
0.336%(c)	08/25/37	Ba3		108	104,193
Fannie Mae,
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		124	112,336
Series 2006-16, Class FC
0.546%(c)	03/25/36	Aaa		193	192,072
Series 2006-118, Class A2
0.289%(c)	12/25/36	Aaa		430	424,449
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.881%(c)	07/25/44	Aaa		635	609,519
First Horizon Asset Securities, Inc.,
Series 2003-AR2, Class 2A1
3.117%(c)	07/25/33	AAA(d)		360	329,492
Series 2003-AR4, Class 2A1
2.916%(c)	12/25/33	Aaa		29	27,118
Series 2007-AR1, Class 1A1
5.831%(c)	05/25/37	CCC(d)		1,367	1,041,980
Freddie Mac,
Series 2906, Class GZ
5.00%	09/15/34	Aaa		520	500,609
Series 3059, Class CA
5.00%	03/15/25	Aaa		12	12,551
Series 3174, Class FM
0.47%(c)	05/15/36	Aaa		131	129,910
Series R006, Class ZA
6.00%	04/15/36	Aaa		379	410,716

Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.54%(c)	03/20/37	Aaa		1,652	1,627,043
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.326%(c)	10/25/46	B2		79	72,046
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
3.051%(c)	10/25/33	B(d)		1,362	1,012,133
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.06%(c)	03/25/33	Aaa		21	19,865
Series 2005-AR2, Class 2A1
3.238%(c)	04/25/35	Ba1		887	767,460
Series 2005-AR3, Class 6A1
4.159%(c)	05/25/35	Baa3		933	761,161
Series 2005-AR6, Class 4A5
4.547%(c)	09/25/35	AA(d)		1,000	735,530
Series 2006-AR1, Class 2A1
5.077%(c)	01/25/36	B+(d)		478	391,565
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
3.882%(c)	05/19/33	AAA(d)		58	55,196
Series 2004-1, Class 2A
3.174%(c)	04/19/34	Aaa		296	253,489
Series 2005-2, Class 2A1A
0.457%(c)	05/19/35	Baa1		69	40,843
Series 2006-1, Class 2A1A
0.477%(c)	03/19/36	B3		849	472,607
Series 2006-12, Class 2A11
0.327%(c)	01/19/38	Aa1		60	59,383
Series 2006-12, Class 2A2A
0.427%(c)	01/19/38	B3		201	110,825
Series 2006-SB1, Class A1A
1.331%(c)	12/19/36	Caa2		731	316,387
Series 2007-1, Class 2A1A
0.367%(c)	04/19/38	Ba1		1,228	652,481
Immeo Residential Finance PLC,
Series 2, Class A (Ireland)
0.81%(c)	12/15/16	Aa3	EUR	272	326,412
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A
0.326%(c)	01/25/37	B3		112	109,021
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.486%(c)	07/25/35	Aa2		117	67,939
Series 2006-AR14, Class 1A1A
0.336%(c)	11/25/46	B3		33	32,331
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.55%(c)	10/25/36	Caa1		763	690,035
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
4.40%(c)	11/25/33	AAA(d)		41	39,777
Series 2005-A2, Class 7CB1
4.859%(c)	04/25/35	Ba2		383	366,806
Series 2005-ALT1, Class 3A1
5.50%(c)	10/25/35	CCC(d)		246	199,851
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.942%(c)	12/25/33	A1		361	301,091
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
3.367%(c)	02/25/33	Aaa		131	116,728
Series 2004-A1, Class 2A2
3.169%(c)	02/25/34	AAA(d)		252	237,001
Series 2005-A8, Class A3A2
0.496%(c)	08/25/36	B2		58	37,561
Series 2005-A10, Class A
0.456%(c)	02/25/36	A3		312	224,792
MLCC Mortgage Investors, Inc.,
Series 2004-1, Class 2A2
2.38%(c)	12/25/34	Aaa		314	290,776
Series 2005-2, Class 1A
4.25%(c)	10/25/35	A1		509	466,106
Series 2005-2, Class 2A
4.25%(c)	10/25/35	A3		372	329,261
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
5.352%(c)	06/25/36	A1		456	393,219
Newgate Funding PLC,
Series 2007-3X, Class A2B (United Kingdom)
1.25%(c)	12/15/50	Aaa	EUR	500	550,681
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.959%(c)	08/25/33	Aaa		216	197,690
Puma Finance Ltd., (Australia)
Series G5, Class A1, 144A
0.321%(c)	02/21/38	Aaa		370	351,756
Series P10, Class BA(g)
4.332%(c)	07/12/36	Aaa	AUD	124	110,565
Residential Accredit Loans, Inc.,
Series 2005-QO1, Class A1
0.546%(c)	08/25/35	Baa3		146	83,906
Series 2006-QO6, Class A1
0.426%(c)	06/25/46	Caa1		679	252,308
Series 2007-QH7, Class 1A1
0.496%(c)	08/25/37	B3		867	456,537
Series 2007-QO2, Class A1
0.396%(c)	02/25/47	Caa3		610	280,109

Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.696%(c)	04/25/35	CCC(d)		480	275,022
Series 2005-A15, Class 5A1
5.75%	02/25/36	Caa3		672	459,643
Series 2006-R1, Class A2
0.646%(c)	01/25/46	Caa2		194	87,299
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
5.164%	09/25/35	B3		483	346,686
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.76%(c)	02/25/34	Aa2		399	340,637
Series 2004-4, Class 3A2
2.825%(c)	04/25/34	Aa3		65	53,559
Series 2004-12, Class 7A1
5.21%(c)	09/25/34	A1		104	92,075
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.567%(c)	10/19/34	Aa1		20	17,723
Series 2005-AR5, Class A2
0.487%(c)	07/19/35	Aaa		507	410,767
Series 2006-AR7, Class A8
0.316%(c)	08/25/36	Aaa		18	17,821
Series 2007-AR4, Class A3
0.466%(c)	09/25/47	Caa2		400	126,160
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
3.254%(c)	10/25/35	AAA(d)		109	91,818
Series 2006-NC1, Class A6
0.296%(c)	05/25/36	Aaa		26	24,937
Superannuation Members Home Loan Programme,
Series 2009-3, Class A1 (Australia)
4.655%	11/07/40	Aaa	AUD	903	830,008
Swan,
Series 2006-13, Class A2 (Australia)
4.35%(c)	05/12/37	Aaa	AUD	536	479,018
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.97%	09/25/36	Ca		295	156,116
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.366%(c)	10/25/46	B1		151	147,408
Series 2006-6, Class A1
0.356%(c)	11/25/46	B2		362	353,058
Torrens Trust,
Series 2007-1, Class A (Australia)
4.34%(c)	10/19/38	Aaa	AUD	580	520,717
Vela Home Srl,
Series 1, Class A1 (Italy)
0.952%(c)	10/24/27	Aaa	EUR	35	47,062
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.403%(c)	07/25/46	Caa3		111	41,397
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.671%(c)	11/25/42	Baa2		4	2,636
Series 2003-AR5, Class A7
2.884%(c)	06/25/33	Aaa		269	255,525
Series 2005-AR16, Class 1A3
5.077%(c)	12/25/35	CCC(d)		1,200	905,776
Series 2006-AR2, Class 2A1
5.798%(c)	03/25/37	BBB+(d)		707	608,581
Series 2006-AR5, Class A12A
1.451%(c)	06/25/46	Ba1		151	95,084
Series 2006-AR7, Class 3A
3.328%(c)	07/25/46	Ba2		583	398,282
Series 2006-AR10, Class 1A2
5.923%(c)	09/25/36	CCC(d)		416	353,725
Series 2006-AR13, Class 2A
3.328%(c)	10/25/46	Baa3		325	197,800
Series 2006-AR15, Class 2A
1.963%(c)	11/25/46	A1		215	138,467
Series 2006-AR19, Class 1A1A
1.201%(c)	01/25/47	Caa1		336	201,896
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
3.666%(c)	02/25/33	Aaa		35	28,250
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-AA, Class A1
4.986%(c)	12/25/34	Aaa		298	293,281
Series 2004-S, Class A1
3.097%(c)	09/25/34	Aaa		183	180,645
Series 2005-AR11, Class 1A1
4.607%(c)	06/25/35	Baa2		688	676,370
Series 2006-AR2, Class 2A1
4.949%(c)	03/25/36	A(d)		2,099	1,847,661
Series 2006-AR2, Class 2A3
4.986%(c)	03/25/36	A(d)		292	240,909
Series 2006-AR8, Class 3A1
5.217%(c)	04/25/36	NR		445	376,909
Series 2006-AR10, Class 5A6
5.497%(c)	07/25/36	CCC(d)		461	369,839

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $56,093,587)					53,086,854

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 1.9%

Federal Home Loan Mortgage Corp.
4.685%(c)	03/01/35			178	186,965
5.50%	10/01/36			183	193,112

Federal National Mortgage Assoc.
1.662%(c)	03/01/44	155	155,239
1.663%(c)	11/01/42-07/01/44	294	292,891
4.00%	12/01/39	2,983	2,894,554
4.50%	03/01/23-11/01/39	7,827	7,884,898
4.577%(c)	09/01/19	3	3,110
5.00%	04/01/30	1,080	1,122,817
5.094%(c)	06/01/35	401	417,410
5.50%	04/01/33-11/01/37	24,192	25,555,720
6.00%	12/01/37	345	366,836
6.50%	10/01/37	837	908,302
Government National Mortgage Assoc.
6.50%	10/15/38	2,436	2,626,846

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $42,552,777)			42,608,700

U.S. TREASURY OBLIGATIONS — 10.0%

U.S. Treasury Bonds
4.25%	05/15/39	3,400	3,150,311
4.375%	11/15/39	100	94,563
4.625%	02/15/40	700	689,938
5.50%	08/15/28	600	672,094
6.875%	08/15/25(k)	1,700	2,172,547
7.25%	08/15/22	1,100	1,429,657
7.50%	11/15/24	100	134,297
7.625%	11/15/22(k)	1,300	1,740,985
8.00%	11/15/21	2,500	3,406,250
8.125%	05/15/21	1,500	2,054,297
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.625%	04/15/13	300	313,428
0.875%	04/15/10	900	1,029,544
1.25%	04/15/14	1,700	1,798,876
1.375%	07/15/18-01/15/20	2,600	2,569,710
1.625%	01/15/15-01/15/18	10,100	11,756,012
1.75%	01/15/28	200	195,805
1.875%	07/15/13-07/15/19	17,350	19,902,250
2.00%	04/15/12-01/15/26	25,600	29,927,378
2.125%	01/15/19-02/15/40	7,200	7,591,237
2.375%	01/15/17-01/15/27	25,600	29,773,837
2.50%	07/15/16-01/15/29	12,200	13,762,013
2.625%	07/15/17	3,800	4,366,004
3.00%	07/15/12	5,500	7,139,182
3.375%	04/15/32	800	1,184,173
3.625%	04/15/28	7,600	12,411,840
U.S. Treasury Notes
1.00%	07/31/11-10/31/11(k)	14,893	14,945,339
1.00%	09/30/11	3,500	3,514,081
1.125%	06/30/11	19	19,138
2.50%	03/31/15	3,500	3,490,165
2.75%	11/30/16-02/15/19	1,000	941,469
3.00%	09/30/16(k)	21,200	21,001,250
3.125%	10/31/16	5,200	5,182,122
3.375%	11/15/19	1,800	1,736,860
3.625%	08/15/19-02/15/20	17,900	17,615,970

TOTAL U.S. TREASURY OBLIGATIONS (cost $226,813,732)			227,712,622

TOTAL LONG-TERM INVESTMENTS (cost $1,971,113,942)			2,093,745,922

Shares
SHORT-TERM INVESTMENTS — 16.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 12.2%
Prudential Investment Portflios 2 - Prudential Core Taxable Money Market Fund (cost $278,573,757; includes $107,374,023 of cash collateral for securities on loan)(b)(w)	278,573,757	278,573,757

		Principal
		Amount
		(000)#
REPURCHASE AGREEMENTS(m) — 2.6%

Barclays Capital, Inc., 0.03%, dated 03/31/10, due 04/01/10 in the amount of $19,300,016		$19,300	19,300,000
Citigroup Global Markets, Inc., 0.02%, dated 03/31/10, due 04/01/10 in the amount of $19,300,011		19,300	19,300,000
Goldman Sachs & Co., 0.01%, dated 03/31/10, due 04/01/10 in the amount of $5,000,001		5,000	5,000,000
Goldman Sachs & Co., 0.01%, dated 03/31/10, due 04/01/10 in the amount of $6,600,002		6,600	6,600,000
Goldman Sachs & Co., 0.01%, dated 03/31/10, due 04/01/10 in the amount of $8,700,002		8,700	8,700,000

TOTAL REPURCHASE AGREEMENTS (cost $58,900,000)			58,900,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.9%

Federal Home Loan Mortgage Corp.
0.10%	04/20/10	1,100	1,099,965
0.155%	04/14/10	13,500	13,499,244
Federal National Mortgage Assoc.
0.12%	04/07/10	5,100	5,099,898

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $19,699,084)			19,699,107

U.S. TREASURY OBLIGATIONS(n) — 0.7%

U.S. Cash Management Bill
0.136%	04/01/10	40	40,000

U.S. Treasury Bills
0.086%	05/20/10(k)	600	599,881
0.101%	06/17/10(k)	7,600	7,597,644
0.147%	05/06/10(k)	250	249,965
0.182%	08/12/10(k)	5,400	5,396,468
0.183%	09/02/10(k)	1,300	1,298,860
0.208%	08/26/10	70	69,943
0.212%	09/09/10(k)	250	249,760

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,502,586)			15,502,521

TOTAL SHORT-TERM INVESTMENTS (cost $372,675,427)			372,675,385

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 108.5% (cost $2,343,789,369)			2,466,421,307

		Notional
		Amount
	Counterparty	(000)#
OPTIONS WRITTEN(l)*

Call Options
10 Year U.S. Treasury Note Futures,
expiring 04/20/10, Strike Price $118.50			220	(1,719)
expiring 04/23/10, Strike Price $119.00			2,000	(938)
expiring 04/23/10, Strike Price $119.00			100	(47)
expiring 04/23/10, Strike Price $119.00			500	(234)
expiring 05/21/10, Strike Price $119.00			100	(172)
expiring 05/21/10, Strike Price $119.00			2,300	(3,953)
expiring 05/21/10, Strike Price $119.00			9,300	(15,984)
30 Year U.S. Treasury Note Futures,
expiring 05/21/10, Strike Price $119.00			600	(3,000)
CDX IG13 Index,
expiring 06/16/10, Strike Price $0.80			5,300	(13,289)
Currency Option EUR vs USD,
expiring 04/20/10, @ FX Rate 1.40	Bank of America	EUR	800	(70)
Currency Option GBP vs USD,
expiring 04/20/10, @FX Rate 1.54	Credit Suisse First Boston Corp.	GBP	600	(4,541)
Currency Option USD vs JPY,
expiring 04/20/10, @ FX Rate 94.00	Bank of America		1,800	(13,976)
expiring 04/20/10, @ FX Rate 94.00	Citigroup Global Markets		2,600	(20,188)
Currency Option USD vs KRW,
expiring 09/01/10, @ FX Rate 1,500.00	JPMorgan Chase		1,000	(1,028)
Currency Option USD vs MXN,
expiring 09/22/10, @ FX Rate 16.25	Citigroup Global Markets		1,000	(1,590)
Euro-Bund,
expiring 04/30/10, Strike Price $124.00		EUR	1,400	(5,484)
expiring 04/30/10, Strike Price $124.50		EUR	1,500	(3,242)
FNMA,
expiring 06/07/10, Strike Price $101.17			6,700	(16,834)
Interest Rate Swap Options,
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Morgan Stanley		1,400	(23)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Deutsche Bank		2,300	(31)

Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Credit Suisse First Boston Corp.		1,100	(15)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Royal Bank of Scotland		1,100	(15)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Deutsche Bank		16,600	(225)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Bank of America		4,100	(56)
Pay a fixed rate of 3.25% and receive a floating rate based on 6-month EURIBOR,
expiring 04/19/10	Deutsche Bank	EUR	1,500	(6,330)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Barclays Capital Group		2,100	(28)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Credit Suisse First Boston Corp.		1,200	(16)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Royal Bank of Scotland		4,200	(57)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR,
expiring 05/21/10	Citigroup Global Markets		1,100	(3,684)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR,
expiring 06/14/10	Bank of America		2,700	(8,176)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR,
expiring 06/14/10	Bank of America		1,000	(3,028)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR,
expiring 06/14/10	Citigroup Global markets		6,000	(18,168)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR,
expiring 06/14/10	Morgan Stanley		3,300	(9,992)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Barclays Capital Group		2,800	(8,010)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Goldman Sachs & Co.		2,200	(6,293)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Barclays Capital Group		3,200	(9,154)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Bank of America		3,900	(11,156)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Morgan Stanley		14,200	(59,901)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Goldman Sachs & Co.		1,400	(5,906)

				(256,553)

Put Options
10 Year U.S. Treasury Note Futures,
expiring 04/23/10, Strike Price $114.00			200	(250)
expiring 04/23/10, Strike Price $114.00			100	(125)
expiring 04/23/10, Strike Price $114.00			1,700	(2,125)

expiring 05/21/10, Strike Price $114.00			2,700	(9,281)
expiring 05/21/10, Strike Price $114.00			100	(344)
expiring 05/21/10, Strike Price $114.00			9,300	(31,969)
expiring 05/21/10, Strike Price $115.00			500	(2,891)
30 Year U.S. Treasury Note Futures,
expiring 05/21/10, Strike Price $111.00			600	(1,500)
CDX IG13 Index,
expiring 06/16/10, Strike Price $1.30			5,300	(2,764)
Currency Option EUR vs USD,
expiring 04/20/10, @ FX Rate 1.33	Bank of America	EUR	500	(2,805)
Currency Option GBP vs USD,
expiring 04/20/10, @ FX Rate 1.45	JPMorgan Chase	GBP	900	(1,612)
Currency Option USD vs JPY,
expiring 04/20/10, @ FX Rate 88.00	Bank of America		1,800	(754)
expiring 04/20/10, @ FX Rate 88.00	Citigroup Global Markets		2,600	(1,089)
Euro-Bobl Future,
expiring 09/10/10, Strike Price $97.38			131,000	(35,206)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA, Citi expects less than 0% in inflation,
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets		150	(12,340)
Interest Rate Swap Options,
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Bank of America		4,000	(1,748)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Morgan Stanley		1,400	(29)
Pay a fixed rate of 4.00% and receive a floating rate based on 6-month EURIBOR,
expiring 04/19/10	Deutsche Bank	EUR	1,500	—
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Bank of America		6,300	(1,946)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Bank of America		4,000	(1,236)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Barclays Capital Group		2,100	(649)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	BNP Paribas		3,800	(1,174)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Credit Suisse First Boston Corp.		2,100	(649)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Credit Suisse First Boston Corp.		1,900	(587)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Credit Suisse First Boston Corp.		1,900	(587)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Deutsche Bank		8,500	(2,626)

Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Royal Bank of Scotland	10,700	(3,305)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Goldman Sachs & Co.	5,400	(1,668)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Deutsche Bank	2,300	(710)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Royal Bank of Scotland	5,300	(1,637)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Bank of America	4,100	—
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR,
expiring 04/19/10	Deutsche Bank	8,100	(1)
Pay a fixed rate of 4.10% and receive a floating rate based on 3-month LIBOR,
expiring 05/21/10	Citigroup Global Markets	1,100	(6,310)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR,
expiring 06/14/10	Bank of America	2,700	(6,477)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR,
expiring 06/14/10	Bank of America	1,000	(2,399)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR,
expiring 06/14/10	Citigroup Global Markets	6,000	(14,394)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR,
expiring 06/14/10	Citigroup Global Markets	3,200	(7,677)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR,
expiring 06/14/10	Morgan Stanley	3,300	(7,917)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR,
expiring 06/15/10	Barclays Capital Group	1,000	(5)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Bank of America	3,900	(20,763)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Barclays Capital Group	3,200	(17,036)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Barclays Capital Group	2,800	(14,907)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Goldman Sachs & Co.	2,200	(11,713)
Pay a fixed rate of 5.50% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Deutsche Bank	3,000	(266)
Pay a fixed rate of 6.00% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Deutsche Bank	1,100	(87)
Pay a fixed rate of 6.00% and receive a floating rate based on 3-month LIBOR,
expiring 08/31/10	Royal Bank of Scotland	5,200	(409)
Pay a fixed rate of 5.37% and receive a floating rate based on 3-month LIBOR,
expiring 09/20/10	Royal Bank of Scotland	2,000	(1,295)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Goldman Sachs & Co.	1,400	(8,838)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Morgan Stanley	14,200	(89,645)

Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR,
expiring 12/01/10	Royal Bank of Scotland	4,300	(28,670)
Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR,
expiring 07/10/12	Credit Suisse First Boston Corp.	100	(108)
Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR,
expiring 07/10/12	Barclays Capital Group	200	(216)
Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	3,500	(3,784)
Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	2,300	(2,487)
Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	300	(324)
Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR,
expiring 07/10/12	Royal Bank of Scotland	600	(649)
Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR,
expiring 07/10/12	Royal Bank of Scotland	400	(432)

			(370,415)

TOTAL OPTIONS WRITTEN (premiums received $2,161,778)			(626,968)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
SECURITIES SOLD SHORT — (0.8)%

Federal National Mortgage Assoc.
5.00%	TBA	2,000	(2,063,124)
5.50%	TBA	14,000	(14,754,684)
5.50%	TBA	1,000	(1,050,156)
6.00%	TBA	1,000	(1,066,875)

TOTAL SECURITIES SOLD SHORT (proceeds received $18,876,875)			(18,934,839)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 107.7% (cost $2,322,750,716)			2,446,859,500
Other liabilities in excess of other assets(x) — (7.7)%			(173,988,659)

NET ASSETS — 100.0%			$2,272,870,841

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

CVT	Convertible Security

EAFE	Europe, Australasia, Far East

FDIC	Federal Depositary Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corp.

FSB	Federal Savings Bank

iBoxx	Bond Market Indices

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NR	Not Rated by Moodys or Standard & Poor’s

PFRC	Preference Shares

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NZD	New Zealand Dollar

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwanese Dollar

USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2010. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $104,415,050; cash collateral of $107,374,023 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $(563,262), foreign exchange contracts risk exposure of $(47,653) and equity contracts risk exposure of $(16,053) as of March 31, 2010.

(m)	Collateralized by U.S. Government and Government Agency guaranteed securities.

(n)	Rates shown are the effective yields at reporting date.

(o)	As of March 31, 2010, 6 securities representing $12,635,524 and 0.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate, credit default and total return swap agreements as follows:

Futures contracts open at March 31, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2010	(Depreciation) (1)(2)
Long Positions:
95	90 Day Euro Dollar	Jun 10	$23,555,137	$23,662,125	$106,988
140	90 Day Euro Dollar	Sep 10	34,436,201	34,812,751	376,550
45	90 Day Euro Dollar	Dec 10	11,139,687	11,156,625	16,938
27	90 Day Euro Dollar	Jun11	6,643,563	6,645,038	1,475
118	90 Day Euro EURIBOR	Jun 10	39,360,363	39,567,486	207,123
101	90 Day Euro EURIBOR	Sep 10	33,634,586	33,802,287	167,701
8	90 Day Euro EURIBOR	Dec 10	2,667,871	2,672,007	4,136
47	90 Day Euro EURIBOR	Jun 11	15,572,864	15,635,349	62,485
29	90 Day Euro EURIBOR	Sep 11	9,603,463	9,626,289	22,826
302	90 Day Sterling	Dec 10	56,574,517	56,649,633	75,116
47	2 Year U.S. Treasury Notes	Jun 10	10,202,547	10,196,797	(5,750)
141	3 Year Australian Bond	Jun 10	34,014,030	33,933,331	(80,699)
145	5 Year Euro-Bobl	Jun 10	22,860,031	22,929,576	69,545
19	10 Year Canadian Bond	Jun 10	2,207,759	2,197,913	(9,846)
27	10 Year Euro-Bund	Jun 10	4,472,278	4,498,298	26,020
10	10 Year Japanese Bond	Jun 10	14,863,621	14,784,468	(79,153)
327	10 Year U.S. Treasury Notes	Jun 10	37,993,187	38,013,750	20,563
54	30 Year U.S. Treasury Bonds	Jun 10	6,466,500	6,478,312	11,812
333	MSCI EAFE E-Mini	Jun 10	25,932,815	26,203,770	270,955
134	Russell 2000 Mini	Jun 10	9,006,810	9,073,140	66,330
143	S&P 500 Index	Jun 10	40,792,537	41,655,900	863,363

					$2,194,478

(1)	Cash of $283,500 and U.S. Treasury Obligations with a market value of $9,795,447 has been segregated to cover requirements for open futures contracts as of March 31,2010.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $993,830 and equity contracts risk exposure of $1,200,648 as of March 31, 2010.
Forward foreign currency exchange contracts outstanding at March 31, 2010:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation) (1)
Brazilian Real,
Expiring 04/05/10	Barclays Capital Group	BRL	402	$221,000	$225,570	$4,570
Expiring 04/05/10	Citigroup Global Markets	BRL	408	225,000	229,020	4,020
Expiring 04/05/10	Deutsche Bank	BRL	513	282,000	288,148	6,148
Expiring 04/05/10	Goldman Sachs & Co.	BRL	5,427	3,099,189	3,048,716	(50,473)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	1,737	972,671	975,571	2,900
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	774	427,000	434,630	7,630
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	394	217,000	221,487	4,487
Expiring 04/05/10	Morgan Stanley	BRL	284	150,000	159,438	9,438
Expiring 04/05/10	Royal Bank of Scotland	BRL	275	145,000	154,294	9,294
Expiring 06/02/10	Hong Kong & Shanghai Bank	BRL	847	468,416	469,565	1,149
Expiring 06/02/10	Royal Bank of Scotland	BRL	1,694	941,000	939,758	(1,242)
British Pound,
Expiring 06/24/10	Royal Bank of Canada	GBP	334	502,218	506,579	4,361
Canadian Dollar,
Expiring 04/05/10	Citigroup Global Markets	CAD	347	342,120	342,120	—
Expiring 04/06/10	Citigroup Global Markets	CAD	57	53,518	55,705	2,187

Expiring 04/06/10	Credit Suisse First Boston Corp.	CAD	187	182,743	184,118	1,375
Expiring 04/06/10	JPMorgan Chase	CAD	130	124,676	127,996	3,320
Chinese Yuan,
Expiring 05/17/10	Bank of America	CNY	2,228	360,000	326,466	(33,534)
Expiring 05/17/10	Barclays Capital Group	CNY	1,981	321,000	290,159	(30,841)
Expiring 06/07/10	Bank of America	CNY	9,921	1,468,000	1,453,641	(14,359)
Expiring 06/07/10	Barclays Capital Group	CNY	3,249	480,000	476,079	(3,921)
Expiring 06/07/10	Barclays Capital Group	CNY	1,616	238,000	236,823	(1,177)
Expiring 06/07/10	Barclays Capital Group	CNY	861	127,000	126,191	(809)
Expiring 06/07/10	Barclays Capital Group	CNY	224	33,000	32,790	(210)
Expiring 06/07/10	Deutsche Bank	CNY	4,259	628,636	624,053	(4,583)
Expiring 06/07/10	Deutsche Bank	CNY	1,106	163,204	162,014	(1,190)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	4,053	598,000	593,815	(4,185)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	2,262	336,000	331,409	(4,591)
Expiring 06/07/10	JPMorgan Chase	CNY	4,052	600,000	593,691	(6,309)
Expiring 06/07/10	JPMorgan Chase	CNY	2,087	310,000	305,787	(4,213)
Expiring 06/07/10	JPMorgan Chase	CNY	1,037	154,000	152,020	(1,980)
Expiring 11/16/10	Barclays Capital Group	CNY	2,939	445,000	432,383	(12,617)
Expiring 11/17/10	Barclays Capital Group	CNY	9,676	1,438,827	1,423,496	(15,331)
Expiring 11/17/10	Citigroup Global Markets	CNY	524	79,000	77,095	(1,905)
Expiring 11/17/10	Citigroup Global Markets	CNY	431	65,000	63,432	(1,568)
Expiring 11/17/10	Deutsche Bank	CNY	517	78,000	76,113	(1,887)
Expiring 11/17/10	Deutsche Bank	CNY	438	66,000	64,413	(1,587)
Expiring 11/17/10	Deutsche Bank	CNY	430	65,000	63,284	(1,716)
Expiring 11/17/10	Deutsche Bank	CNY	282	42,640	41,515	(1,125)
Expiring 11/17/10	Deutsche Bank	CNY	133	20,000	19,531	(469)
Expiring 11/17/10	Goldman Sachs & Co.	CNY	6,234	940,000	917,124	(22,876)
Expiring 11/17/10	JPMorgan Chase	CNY	867	130,649	127,614	(3,035)
Expiring 11/17/10	Morgan Stanley	CNY	2,703	410,000	397,700	(12,300)
Expiring 11/17/10	Morgan Stanley	CNY	265	40,000	38,944	(1,056)
Expiring 11/17/10	Morgan Stanley	CNY	265	40,000	38,932	(1,068)
Expiring 11/23/10	Bank of America	CNY	19,915	2,995,249	2,930,643	(64,606)
Expiring 11/23/10	Barclays Capital Group	CNY	192	29,000	28,291	(709)
Expiring 11/23/10	Barclays Capital Group	CNY	133	20,000	19,539	(461)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	5,089	762,000	750,563	(11,437)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	4,749	712,000	700,421	(11,579)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	3,249	487,000	479,188	(7,812)
Expiring 01/10/11	JPMorgan Chase	CNY	14,242	2,132,000	2,100,314	(31,686)
Expiring 01/10/11	JPMorgan Chase	CNY	4,747	712,000	700,106	(11,894)
Expiring 01/10/11	JPMorgan Chase	CNY	1,859	279,000	274,133	(4,867)
Expiring 01/10/11	Morgan Stanley	CNY	3,684	553,000	543,313	(9,687)
Expiring 01/10/11	Morgan Stanley	CNY	1,594	240,000	235,053	(4,947)
Expiring 01/10/11	Morgan Stanley	CNY	996	150,000	146,908	(3,092)
Expiring 01/10/11	Morgan Stanley	CNY	929	140,000	137,052	(2,948)
Expiring 01/10/11	Morgan Stanley	CNY	531	80,000	78,315	(1,685)
Expiring 06/15/11	Deutsche Bank	CNY	2,939	445,607	457,823	12,216
Expiring 06/15/11	Deutsche Bank	CNY	1,081	168,000	168,393	393
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,682	253,000	252,571	(429)
Expiring 02/13/12	Barclays Capital Group	CNY	2,572	399,848	400,658	810
Expiring 02/13/12	Citigroup Global Markets	CNY	2,112	328,600	328,907	307
Expiring 02/13/12	Deutsche Bank	CNY	2,611	405,250	406,733	1,483
Expiring 02/13/12	JPMorgan Chase	CNY	3,306	514,000	514,881	881
Expiring 02/13/12	JPMorgan Chase	CNY	2,762	428,673	430,242	1,569
Expiring 02/13/12	UBS Securities	CNY	2,180	338,603	339,631	1,028
Expiring 02/14/12	Barclays Capital Group	CNY	2,863	443,969	445,905	1,936
Expiring 02/14/12	Citigroup Global Markets	CNY	2,728	423,067	424,846	1,779

Expiring 02/14/12	Citigroup Global Markets	CNY	1,486	230,867	231,496	629
Expiring 02/14/12	Deutsche Bank	CNY	2,713	421,073	422,582	1,509
Euro,
Expiring 04/26/10	Barclays Capital Group	EUR	410	568,543	553,783	(14,760)
Expiring 04/26/10	Barclays Capital Group	EUR	394	537,392	532,172	(5,220)
Expiring 04/26/10	Citigroup Global Markets	EUR	1,136	1,600,134	1,534,383	(65,751)
Expiring 04/26/10	Citigroup Global Markets	EUR	500	677,806	675,345	(2,461)
Expiring 04/26/10	Deutsche Bank	EUR	118	160,428	159,381	(1,047)
Expiring 04/26/10	Goldman Sachs & Co.	EUR	89	123,738	120,211	(3,527)
Indian Rupee,
Expiring 03/09/11	UBS Securities	INR	399	8,605	8,631	26
Indonesian Rupiah,
Expiring 09/17/10	JPMorgan Chase	IDR	4,272,750	405,000	453,821	48,821
Expiring 11/24/10	Barclays Capital Group	IDR	3,909,200	400,000	409,250	9,250
Expiring 11/24/10	Citigroup Global Markets	IDR	3,794,700	390,000	397,263	7,263
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	3,017,870	314,034	315,937	1,903
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	2,302,800	240,000	241,078	1,078
Japanese Yen,
Expiring 04/06/10	Citigroup Global Markets	JPY	64,373	688,494	688,702	208
Expiring 04/19/10	Citigroup Global Markets	JPY	24,840	274,711	265,725	(8,986)
Malaysian Ringgit,
Expiring 06/14/10	Morgan Stanley	MYR	2	555	581	26
Expiring 10/12/10	Citigroup Global Markets	MYR	18	5,395	5,601	206
Mexican Peso,
Expiring 04/22/10	Deutsche Bank	MXN	3,934	300,000	317,490	17,490
Expiring 04/22/10	Deutsche Bank	MXN	188	14,349	15,172	823
Expiring 04/22/10	Goldman Sachs & Co.	MXN	873	67,675	70,468	2,793
Expiring 04/22/10	Hong Kong & Shanghai Bank	MXN	26,379	1,967,262	2,128,949	161,687
Expiring 04/22/10	Hong Kong & Shanghai Bank	MXN	1,330	98,140	107,322	9,182
Expiring 04/22/10	Hong Kong & Shanghai Bank	MXN	333	25,189	26,912	1,723
Expiring 04/22/10	JPMorgan Chase	MXN	14,918	1,117,952	1,203,971	86,019
Expiring 04/22/10	JPMorgan Chase	MXN	348	26,459	28,077	1,618
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	20,182	1,565,864	1,599,237	33,373
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	10,501	814,783	832,149	17,366
Philippine Peso,
Expiring 04/16/10	Barclays Capital Group	PHP	52	1,139	1,149	10
Expiring 04/16/10	Citigroup Global Markets	PHP	72	1,562	1,579	17
Expiring 04/16/10	Citigroup Global Markets	PHP	52	1,136	1,149	13
Singapore Dollar,
Expiring 06/16/10	Barclays Capital Group	SGD	568	400,000	406,129	6,129
Expiring 06/16/10	Citigroup Global Markets	SGD	228	160,413	163,039	2,626
Expiring 06/16/10	Deutsche Bank	SGD	494	350,000	352,892	2,892
Expiring 06/16/10	UBS Securities	SGD	382	270,000	272,679	2,679
South Korean Won,
Expiring 07/28/10	Barclays Capital Group	KRW	144,000	121,519	126,693	5,174
Expiring 07/28/10	Barclays Capital Group	KRW	16,000	13,502	14,077	575
Expiring 07/28/10	Citigroup Global Markets	KRW	305,397	266,676	268,692	2,016
Expiring 07/28/10	Deutsche Bank	KRW	142,563	119,470	125,429	5,959
Expiring 07/28/10	Deutsche Bank	KRW	142,363	120,667	125,253	4,586

Expiring 07/28/10	Deutsche Bank	KRW	120,280	100,000	105,824	5,824
Expiring 07/28/10	Deutsche Bank	KRW	15,953	13,368	14,035	667
Expiring 07/28/10	Deutsche Bank	KRW	15,939	13,510	14,023	513
Expiring 07/28/10	JPMorgan Chase	KRW	356,100	300,000	313,301	13,301
Expiring 07/28/10	Morgan Stanley	KRW	236,677	200,124	208,231	8,107
Expiring 07/28/10	Morgan Stanley	KRW	26,498	22,406	23,313	907
Expiring 08/27/10	Morgan Stanley	KRW	566,513	481,197	497,856	16,659
Expiring 08/27/10	Morgan Stanley	KRW	63,427	53,875	55,740	1,865
Expiring 11/12/10	Barclays Capital Group	KRW	254,765	217,599	223,245	5,646
Expiring 11/12/10	Barclays Capital Group	KRW	117,820	100,000	103,243	3,243
Expiring 11/12/10	Barclays Capital Group	KRW	117,640	100,000	103,085	3,085
Expiring 11/12/10	Barclays Capital Group	KRW	28,524	24,363	24,995	632
Expiring 11/12/10	Citigroup Global Markets	KRW	140,310	120,000	122,950	2,950
Expiring 11/12/10	Citigroup Global Markets	KRW	140,112	120,000	122,777	2,777
Expiring 11/12/10	Citigroup Global Markets	KRW	139,428	120,000	122,177	2,177
Expiring 11/12/10	Citigroup Global Markets	KRW	139,268	119,262	122,037	2,775
Expiring 11/12/10	Citigroup Global Markets	KRW	138,564	120,000	121,420	1,420
Expiring 11/12/10	Citigroup Global Markets	KRW	81,848	70,000	71,721	1,721
Expiring 11/12/10	Citigroup Global Markets	KRW	81,333	70,000	71,270	1,270
Expiring 11/12/10	Citigroup Global Markets	KRW	80,829	70,000	70,829	829
Expiring 11/12/10	Citigroup Global Markets	KRW	70,068	60,000	61,399	1,399
Expiring 11/12/10	Citigroup Global Markets	KRW	70,056	60,000	61,388	1,388
Expiring 11/12/10	Citigroup Global Markets	KRW	69,540	60,000	60,936	936
Expiring 11/12/10	Citigroup Global Markets	KRW	35,034	30,000	30,699	699
Expiring 11/12/10	Citigroup Global Markets	KRW	34,770	30,000	30,468	468
Expiring 11/12/10	Citigroup Global Markets	KRW	15,592	13,352	13,663	311
Expiring 11/12/10	Citigroup Global Markets	KRW	11,693	10,000	10,246	246
Expiring 11/12/10	Citigroup Global Markets	KRW	11,678	10,000	10,233	233
Expiring 11/12/10	Citigroup Global Markets	KRW	11,676	10,000	10,231	231
Expiring 11/12/10	Citigroup Global Markets	KRW	11,619	10,000	10,181	181
Expiring 11/12/10	Citigroup Global Markets	KRW	11,590	10,000	10,156	156
Expiring 11/12/10	Citigroup Global Markets	KRW	11,547	10,000	10,118	118
Expiring 11/12/10	Deutsche Bank	KRW	139,512	120,000	122,251	2,251
Expiring 11/12/10	Deutsche Bank	KRW	69,756	60,000	61,126	1,126
Expiring 11/12/10	Deutsche Bank	KRW	11,626	10,000	10,188	188
Expiring 11/12/10	Goldman Sachs & Co.	KRW	70,380	60,000	61,672	1,672
Expiring 11/12/10	Goldman Sachs & Co.	KRW	35,190	30,000	30,836	836
Expiring 11/12/10	Goldman Sachs & Co.	KRW	11,730	10,000	10,279	279
Expiring 11/12/10	JPMorgan Chase	KRW	263,523	230,000	230,919	919
Expiring 11/12/10	JPMorgan Chase	KRW	167,704	141,917	146,955	5,038
Expiring 11/12/10	JPMorgan Chase	KRW	152,081	130,000	133,265	3,265
Expiring 11/12/10	JPMorgan Chase	KRW	137,490	120,000	120,479	479
Expiring 11/12/10	JPMorgan Chase	KRW	113,350	100,000	99,326	(674)
Expiring 11/12/10	JPMorgan Chase	KRW	113,350	100,000	99,326	(674)
Expiring 11/12/10	JPMorgan Chase	KRW	91,660	80,000	80,320	320
Expiring 11/12/10	JPMorgan Chase	KRW	81,890	70,000	71,758	1,758
Expiring 11/12/10	JPMorgan Chase	KRW	78,579	66,497	68,857	2,360

Expiring 11/12/10	JPMorgan Chase	KRW	39,016	33,017	34,189	1,172
Expiring 11/12/10	JPMorgan Chase	KRW	11,699	10,000	10,251	251
Expiring 11/12/10	Morgan Stanley	KRW	276,264	240,000	242,084	2,084
Expiring 11/12/10	Morgan Stanley	KRW	149,643	130,000	131,129	1,129
Expiring 11/12/10	Morgan Stanley	KRW	92,088	80,000	80,695	695
Expiring 11/12/10	UBS Securities	KRW	795,495	701,000	697,073	(3,927)
New Taiwanese Dollar,
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	41,643	1,333,000	1,321,445	(11,555)
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	41,585	1,332,000	1,319,609	(12,391)

				$54,277,392	$54,363,929	$86,537

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 04/30/10	JPMorgan Chase	AUD	15,774	$14,338,566	$14,428,011	$(89,445)
Expiring 04/30/10	JPMorgan Chase	AUD	270	245,759	247,292	(1,533)
Brazilian Real,
Expiring 04/05/10	Goldman Sachs & Co.	BRL	1,644	938,590	923,304	15,286
Expiring 04/05/10	Goldman Sachs & Co.	BRL	964	508,000	541,333	(33,333)
Expiring 04/05/10	Goldman Sachs & Co.	BRL	953	511,000	535,057	(24,057)
Expiring 04/05/10	Goldman Sachs & Co.	BRL	492	267,500	276,412	(8,912)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	2,412	1,307,500	1,355,100	(47,600)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	2,410	1,307,500	1,353,631	(46,131)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	847	474,135	475,549	(1,414)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	492	267,500	276,487	(8,987)
Expiring 06/02/10	Hong Kong & Shanghai Bank	BRL	1,737	960,938	963,294	(2,356)
British Pound,
Expiring 06/14/10	Bank of New York Mellon	GBP	2,683	4,032,818	4,069,573	(36,755)
Expiring 06/24/10	Barclays Capital Group	GBP	5,518	8,326,662	8,369,165	(42,503)
Expiring 06/24/10	Barclays Capital Group	GBP	1,208	1,822,872	1,832,177	(9,305)
Expiring 06/24/10	Barclays Capital Group	GBP	433	653,397	656,732	(3,335)
Canadian Dollar,
Expiring 04/06/10	Deutsche Bank	CAD	31	30,614	30,522	92
Expiring 04/06/10	JPMorgan Chase	CAD	11,742	11,261,149	11,561,035	(299,886)
Expiring 04/06/10	JPMorgan Chase	CAD	301	288,674	296,361	(7,687)
Expiring 04/06/10	Royal Bank of Canada	CAD	1,194	1,157,061	1,175,598	(18,537)
Expiring 04/06/10	Royal Bank of Canada	CAD	27	26,302	26,584	(282)
Expiring 04/06/10	Royal Bank of Scotland	CAD	2,930	2,908,737	2,884,844	23,893
Expiring 05/07/10	Citigroup Global Markets	CAD	347	341,799	341,799	—
Expiring 06/17/10	Morgan Stanley	CAD	1,803	1,751,879	1,775,055	(23,176)
Chinese Yuan,
Expiring 05/17/10	Barclays Capital Group	CNY	4,209	586,208	616,625	(30,417)
Expiring 06/07/10	Bank of America	CNY	19,915	2,943,454	2,918,113	25,341
Expiring 06/07/10	Deutsche Bank	CNY	512	75,829	74,987	842
Expiring 06/07/10	Morgan Stanley	CNY	1,622	240,000	237,617	2,383
Expiring 06/07/10	Morgan Stanley	CNY	1,014	150,000	148,511	1,489
Expiring 06/07/10	Morgan Stanley	CNY	946	140,000	138,549	1,451
Expiring 06/07/10	Morgan Stanley	CNY	540	80,000	79,171	829
Expiring 11/16/10	Deutsche Bank	CNY	2,939	438,363	432,383	5,980
Expiring 11/17/10	Barclays Capital Group	CNY	2,572	383,800	378,412	5,388
Expiring 11/17/10	Barclays Capital Group	CNY	1,550	230,867	228,067	2,800
Expiring 11/17/10	Citigroup Global Markets	CNY	2,112	315,350	310,644	4,706
Expiring 11/17/10	Hong Kong & Shanghai Bank	CNY	3,439	515,000	505,952	9,048
Expiring 11/23/10	Barclays Capital Group	CNY	2,982	443,969	438,764	5,205

Expiring 11/23/10	Barclays Capital Group	CNY	40	6,000	5,853	147
Expiring 11/23/10	Citigroup Global Markets	CNY	2,841	423,067	418,051	5,016
Expiring 11/23/10	Deutsche Bank	CNY	2,828	421,073	416,080	4,993
Expiring 11/23/10	Deutsche Bank	CNY	2,722	405,250	400,624	4,626
Expiring 11/23/10	JPMorgan Chase	CNY	3,443	514,000	506,695	7,305
Expiring 11/23/10	JPMorgan Chase	CNY	2,879	428,673	423,716	4,957
Expiring 11/23/10	UBS Securities	CNY	2,180	324,252	320,861	3,391
Danish Krone,
Expiring 05/10/10	Deutsche Bank	DKK	83	15,188	15,054	134
Euro,
Expiring 04/26/10	Barclays Capital Group	EUR	2,076	2,812,025	2,804,032	7,993
Expiring 04/26/10	Barclays Capital Group	EUR	897	1,243,861	1,211,569	32,292
Expiring 04/26/10	Barclays Capital Group	EUR	388	530,334	524,068	6,266
Expiring 04/26/10	Citigroup Global Markets	EUR	898	1,222,476	1,212,919	9,557
Expiring 04/26/10	Citigroup Global Markets	EUR	764	1,049,412	1,031,927	17,485
Expiring 04/26/10	Citigroup Global Markets	EUR	382	539,636	515,963	23,673
Expiring 04/26/10	Citigroup Global Markets	EUR	350	475,526	472,741	2,785
Expiring 04/26/10	Citigroup Global Markets	EUR	245	334,074	330,919	3,155
Expiring 04/26/10	Citigroup Global Markets	EUR	236	328,089	318,763	9,326
Expiring 04/26/10	Credit Suisse First Boston Corp.	EUR	2,197	2,957,004	2,967,465	(10,461)
Expiring 04/26/10	Credit Suisse First Boston Corp.	EUR	996	1,340,544	1,345,287	(4,743)
Expiring 04/26/10	Credit Suisse First Boston Corp.	EUR	633	851,972	854,986	(3,014)
Expiring 04/26/10	Credit Suisse First Boston Corp.	EUR	364	489,918	491,651	(1,733)
Expiring 04/26/10	Deutsche Bank	EUR	9,195	12,520,031	12,419,592	100,439
Expiring 04/26/10	Deutsche Bank	EUR	2,876	3,958,569	3,884,584	73,985
Expiring 04/26/10	Deutsche Bank	EUR	1,159	1,595,265	1,565,449	29,816
Expiring 04/26/10	Deutsche Bank	EUR	156	212,494	210,708	1,786
Expiring 04/26/10	Goldman Sachs & Co.	EUR	4,200	5,717,124	5,672,897	44,227
Expiring 04/26/10	Goldman Sachs & Co.	EUR	277	391,983	374,141	17,842
Expiring 04/26/10	Goldman Sachs & Co.	EUR	227	310,695	306,607	4,088
Expiring 04/26/10	JPMorgan Chase	EUR	7,211	10,212,651	9,739,823	472,828
Expiring 04/26/10	JPMorgan Chase	EUR	2,350	3,328,211	3,174,121	154,090
Expiring 04/26/10	JPMorgan Chase	EUR	1,268	1,732,367	1,712,675	19,692
Expiring 04/26/10	JPMorgan Chase	EUR	1,001	1,367,586	1,352,040	15,546
Expiring 04/26/10	JPMorgan Chase	EUR	370	505,731	499,755	5,976
Expiring 04/26/10	Morgan Stanley	EUR	1,461	1,998,261	1,973,358	24,903
Expiring 04/26/10	Morgan Stanley	EUR	1,055	1,453,948	1,424,978	28,970
Expiring 04/26/10	Morgan Stanley	EUR	990	1,354,058	1,337,183	16,875
Expiring 04/26/10	Morgan Stanley	EUR	480	650,880	648,331	2,549
Expiring 04/26/10	Morgan Stanley	EUR	196	265,776	264,735	1,041
Expiring 04/26/10	Morgan Stanley	EUR	172	233,232	232,319	913
Expiring 04/26/10	Morgan Stanley	EUR	150	206,722	202,603	4,119
Expiring 04/26/10	Robertson Stephens & Co., Inc.	EUR	946	1,301,278	1,277,752	23,526
Expiring 04/26/10	Royal Bank of Canada	EUR	55,892	76,112,888	75,492,748	620,140
Expiring 04/26/10	Royal Bank of Scotland	EUR	1,479	1,965,189	1,997,670	(32,481)
Expiring 04/26/10	Royal Bank of Scotland	EUR	728	991,085	983,302	7,783
Expiring 04/26/10	UBS Securities	EUR	7,255	9,952,329	9,799,254	153,075
Expiring 04/26/10	UBS Securities	EUR	186	254,251	251,228	3,023
Expiring 05/24/10	Royal Bank of Canada	EUR	588	793,712	794,216	(504)
Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	185	4,000	4,012	(12)
Expiring 03/09/11	UBS Securities	INR	643	13,877	13,920	(43)
Japanese Yen,
Expiring 04/05/10	Morgan Stanley	JPY	9,278	100,000	99,242	758
Expiring 04/06/10	JPMorgan Chase	JPY	64,373	692,195	688,578	3,617

Expiring 04/16/10	Royal Bank of Scotland	JPY	101,439	1,115,270	1,085,121	30,149
Expiring 04/19/10	Barclays Capital Group	JPY	9,298	100,000	100,000	—
Expiring 04/19/10	Barclays Capital Group	JPY	9,278	99,954	99,251	703
Expiring 04/19/10	Citigroup Global Markets	JPY	64,373	688,535	688,816	(281)
Expiring 04/19/10	Credit Suisse First Boston Corp.	JPY	17,399	189,191	186,125	3,066
Expiring 04/19/10	Deutsche Bank	JPY	9,136	101,182	97,732	3,450
Expiring 04/19/10	Deutsche Bank	JPY	9,009	100,000	96,368	3,632
Expiring 04/19/10	Goldman Sachs & Co.	JPY	9,255	100,000	99,006	994
Expiring 04/19/10	JPMorgan Chase	JPY	925,416	10,223,050	9,899,599	323,451
Expiring 04/19/10	JPMorgan Chase	JPY	5,888	65,045	62,987	2,058
Expiring 04/19/10	Royal Bank of Scotland	JPY	18,000	194,157	192,554	1,603
Expiring 05/06/10	Royal Bank of Scotland	JPY	18,621	200,000	200,000	—
Expiring 06/15/10	Bank of New York Mellon	JPY	741,887	8,204,809	7,938,912	265,897
Malaysian Ringgit,
Expiring 10/12/10	Citigroup Global Markets	MYR	3	957	994	(37)
Mexican Peso,
Expiring 04/22/10	Hong Kong & Shanghai Bank	MXN	20,182	1,594,126	1,628,783	(34,657)
Expiring 04/22/10	Hong Kong & Shanghai Bank	MXN	10,501	829,490	847,523	(18,033)
Expiring 04/22/10	JPMorgan Chase	MXN	2,777	212,500	224,108	(11,608)
Expiring 04/22/10	Maybank	MXN	2,947	225,000	237,818	(12,818)
Expiring 04/22/10	Morgan Stanley	MXN	7,077	541,000	571,134	(30,134)
Expiring 04/22/10	Morgan Stanley	MXN	4,820	368,000	388,994	(20,994)
New Zealand Dollar,
Expiring 04/30/10	Robertson Stephens & Co., Inc.	NZD	111	78,494	78,691	(197)
Philippine Peso,
Expiring 04/16/10	Deutsche Bank	PHP	270	5,748	5,974	(226)
Expiring 04/16/10	Deutsche Bank	PHP	72	1,520	1,580	(60)
Expiring 11/15/10	Barclays Capital Group	PHP	52	1,119	1,124	(5)
Expiring 11/15/10	Citigroup Global Markets	PHP	72	1,534	1,546	(12)
Expiring 11/15/10	Citigroup Global Markets	PHP	52	1,116	1,124	(8)
Singapore Dollar,
Expiring 06/16/10	Goldman Sachs & Co.	SGD	280	200,000	199,973	27
Expiring 09/16/10	JPMorgan Chase	SGD	1	553	553	—
Swedish Krona,
Expiring 05/10/10	Deutsche Bank	SEK	1,365	191,738	189,060	2,678
Swiss Francs,
Expiring 05/10/10	Deutsche Bank	CHF	92	87,085	87,282	(197)
South Korean Won,
Expiring 07/28/10	Barclays Capital Group	KRW	412,128	353,000	362,595	(9,595)
Expiring 07/28/10	Morgan Stanley	KRW	558,873	479,000	491,703	(12,703)
Expiring 08/27/10	Barclays Capital Group	KRW	489,078	419,000	429,805	(10,805)
Expiring 08/27/10	Morgan Stanley	KRW	206,559	177,000	181,526	(4,526)
Expiring 11/12/10	Barclays Capital Group	KRW	274,324	231,693	240,384	(8,691)
Expiring 11/12/10	Barclays Capital Group	KRW	119,538	100,961	104,748	(3,787)
Expiring 11/12/10	Citigroup Global Markets	KRW	305,397	265,748	267,613	(1,865)
Expiring 11/12/10	Citigroup Global Markets	KRW	267,749	226,283	234,622	(8,339)
Expiring 11/12/10	Citigroup Global Markets	KRW	116,672	98,603	102,237	(3,634)
Expiring 11/12/10	Royal Bank of Scotland	KRW	268,121	226,779	234,948	(8,169)
Expiring 11/12/10	Royal Bank of Scotland	KRW	202,736	172,000	177,653	(5,653)
Expiring 11/12/10	Royal Bank of Scotland	KRW	202,702	172,000	177,623	(5,623)
Expiring 11/12/10	Royal Bank of Scotland	KRW	116,834	98,819	102,379	(3,560)
Expiring 11/12/10	Royal Bank of Scotland	KRW	113,950	100,000	99,852	148
Expiring 11/12/10	Royal Bank of Scotland	KRW	78,973	67,000	69,202	(2,202)
Expiring 11/12/10	Royal Bank of Scotland	KRW	78,960	67,000	69,190	(2,190)

				$246,156,613	$244,448,567	$1,708,046

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

Credit default swap agreements outstanding at March 31, 2010:

						Upfront	Unrealized
		Notional Amount#		Reference	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Entity/Obligation	Value(5)	Paid (Received)	(Depreciation)(6)
Credit default swaps on credit indices — Sell Protection(1)
Credit Suisse International	07/25/45	$392	0.32%	ABX.HE.AAA.06-2 Index	$(246,988)	$(111,890)	$(135,098)
Credit Suisse International	05/25/46	4,733	0.11%	ABX.HE.AAA.06-2 Index	(2,354,322)	(967,984)	(1,386,338)
Deutsche Bank AG	05/25/46	394	0.11%	ABX.HE.AAA.06-2 Index	(199,151)	(114,756)	(84,395)
Credit Suisse International	08/25/37	1,200	0.90%	ABX.HE.AAA.07-1 Index	(755,980)	(305,660)	(450,320)
Bank of America N.A.	12/20/19	12,700	1.00%	Dow Jones CDX NA IG 13 10Y	(1,792)	(168,911)	167,119
Morgan Stanley Capital Services, Inc.	12/20/15	330	0.46%	Dow Jones CDX NA IG 5 10Y	(38,921)	—	(38,921)

					$(3,597,154)	$(1,669,201)	$(1,927,953)

					Implied Credit		Upfront	Unrealized
	Termination	Notional Amount#		Reference	Spread at	Fair	Premiums	Appreciation
Counterparty	Date	(000) (3)	Fixed Rate	Entity/Obligation	March 31, 2010(4)	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	06/20/10	$900	4.00%	GAZPROM	0.750%	$16,182	$—	$16,182
Barclays Bank PLC	03/20/12	600	1.00%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	0.809%	2,897	(324)	3,221
Deutsche Bank AG	03/20/11	600	1.00%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	0.725%	2,732	848	1,884
BNP Paribas	09/20/12	1,400	0.87%	Morgan Stanley, 6.60%, due 04/01/12	1.113%	(9,394)	—	(9,394)
Barclays Bank PLC	09/20/10	2,800	1.00%	Russian Agricultural Bank	1.030%	(6,072)	969	(7,041)
Barclays Bank PLC	04/20/14	2,000	3.43%	Russian Federation, 7.50%, due 03/31/30	1.321%	193,872	—	193,872
Citigroup, Inc.	12/20/10	1,000	1.00%	Russian Federation, 7.50%, due 03/31/30	0.480%	3,553	324	3,229
Deutsche Bank AG	05/20/14	6,000	3.56%	Russian Federation, 7.50%, due 03/31/30	1.325%	604,218	—	604,218
Deutsche Bank AG	06/20/14	3,300	2.98%	Russian Federation, 7.50%, due 03/31/30	1.330%	244,674	—	244,674
Goldman Sachs Capital Markets, L.P.	12/20/10	1,500	1.00%	Russian Federation, 7.50%, due 03/31/30	0.480%	5,329	650	4,679
Barclays Bank PLC	04/20/14	13,000	2.79%	United Mexican States, 7.50%, due 04/08/33	1.013%	1,062,373	—	1,062,373
Deutsche Bank AG	04/20/14	2,000	2.83%	United Mexican States, 7.50%, due 04/08/33	1.013%	166,904	—	166,904

						$2,287,268	$2,467	$2,284,801

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

							Upfront	Unrealized
		Notional Amount#			Reference	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)		Fixed Rate	Entity/Obligation	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps — Buy Protection (2)
Deutsche Bank AG	03/20/11		$1,100	1.00%	Albertson’s, 7.25%, due 05/01/13	$9,245	$8,646	$599
Bank of America N.A.	03/20/11		100	0.29%	Alcan, Inc., 6.45%, due 03/15/11	(140)	—	(140)
Merrill Lynch & Co.	12/20/17		1,900	1.37%	American General Finance Corp., 6.90%, due 12/15/17	343,768	—	343,768
Merrill Lynch & Co.	12/20/17		500	1.37%	American General Finance Corp., 6.90%, due 12/15/17	90,430	—	90,430
Royal Bank of Scotland PLC	12/20/17		2,000	1.30%	American General Finance Corp., 6.90%, due 12/15/17	368,856	—	368,856
Bank of America N.A.	12/20/12		1,100	0.62%	Autozone, Inc., 5.875%, due 10/15/12	(4,469)	—	(4,469)
Bank of America N.A.	06/20/16		1,400	0.87%	Autozone, Inc., 6.95%, due 06/15/16	(10,809)	—	(10,809)
Deutsche Bank AG	06/20/16		1,000	0.72%	Autozone, Inc., 6.95%, due 06/15/16	860	—	860
Royal Bank of Scotland PLC	12/20/17		400	2.35%	Barclays Bank PLC, 4.50%, due 03/04/19	(22,588)	—	(22,588)
Royal Bank of Scotland PLC	03/20/18		100	2.22%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	(11,242)	—	(11,242)
Merrill Lynch & Co.	06/20/11		100	0.51%	Boston Scientific Corp., 6.00%, due 06/15/11	415	—	415
Goldman Sachs Capital Markets, L.P.	06/20/17		1,000	0.58%	Cardinal Health, Inc., 6.00%, due 06/15/17	10,039	—	10,039
Morgan Stanley Capital Services, Inc.	03/20/13		1,000	0.62%	Computer Sciences Corp., 5.50%, due 03/15/13	(4,381)	—	(4,381)
Bank of America N.A.	12/20/17		2,000	0.50%	Covidien Ltd., 6.00%, due 10/15/17	12,810	—	12,810
Merrill Lynch & Co.	03/20/12		100	0.23%	CSX Corp., 6.30%, due 03/15/12	282	—	282
Citigroup, Inc.	09/20/17		900	1.00%	Cytec Industries, Inc., 4.60%, due 07/01/13	14,934	75,138	(60,204)
Deutsche Bank AG	12/20/15		1,000	0.95%	Cytec Industries, Inc., 6.00%, due 10/01/15	9,846	—	9,846
BNP Paribas	06/20/11		100	4.03%	D. R. Horton, Inc., 6.00%, due 04/15/11	(3,775)	—	(3,775)
Deutsche Bank AG	06/20/18		678	1.50%	Dow Jones CDX NA IG 10 10Y	(12,877)	(9,631)	(3,246)
Goldman Sachs Capital Markets, L.P.	06/20/18		2,807	1.50%	Dow Jones CDX NA IG 10 10Y	(53,568)	(33,605)	(19,963)
Morgan Stanley Capital Services, Inc.	06/20/18		3,582	1.50%	Dow Jones CDX NA IG 10 10Y	(68,062)	(30,108)	(37,954)
Barclays Bank PLC	06/20/13		774	1.55%	Dow Jones CDX NA IG 10 5Y	(13,051)	(8,140)	(4,911)
Deutsche Bank AG	06/20/13		5,905	1.55%	Dow Jones CDX NA IG 10 5Y	(99,512)	(11,816)	(87,696)
Goldman Sachs Capital Markets, L.P.	06/20/13		678	1.55%	Dow Jones CDX NA IG 10 5Y	(11,419)	(4,777)	(6,642)
Deutsche Bank AG	06/20/14		2,083	1.00%	Dow Jones CDX NA IG 12 5Y	(19,826)	57,594	(77,420)
Morgan Stanley Capital Services, Inc.	12/20/12		500	0.14%	Dow Jones CDX NA IG 5 7Y	11,886	—	11,886
Barclays Bank PLC	12/20/17		194	0.80%	Dow Jones CDX NA IG 9 10Y	5,651	1,858	3,793
Morgan Stanley Capital Services, Inc.	12/20/17		1,646	0.80%	Dow Jones CDX NA IG 9 10Y	48,110	30,253	17,857
Barclays Bank PLC	06/20/13		100	1.00%	Embarq Corp., 7.08%, due 06/01/16	(327)	(1,555)	1,228
JPMorgan Chase Bank	06/20/10		100	0.16%	Gatx Financial Corp., 5.125%, due 04/15/10	164	—	164
Deutsche Bank AG	09/20/16		100	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	703	—	703
Goldman Sachs Capital Markets, L.P.	03/20/13		1,300	1.00%	Hanson Ltd., 7.875%, due 09/27/10	15,003	(1,767)	16,770
Barclays Bank PLC	06/20/15		300	2.93%	Health Care REIT, 5.875%, due 05/15/15	(23,478)	—	(23,478)
Bank of Nova Scotia	06/20/12		200	0.50%	HSBC Finance Corp., 7.00%, due 05/15/12	398	—	398
Bank of America N.A.	09/20/13		500	5.00%	International Lease Finance Corp., 5.55%, due 09/15/12	(24,233)	(15,853)	(8,380)
Deutsche Bank AG	06/20/17		300	1.00%	J.C. Penney Corp., 6.375%, due 10/15/36	11,891	18,194	(6,303)
Deutsche Bank AG	12/20/14		660	1.00%	Jones Apparel Group, 5.125%, due 11/15/14	11,427	19,764	(8,337)
Bank of America N.A.	03/20/14		1,000	1.39%	Liberty Mutual Group, 5.75%, due 03/15/14	(583)	—	(583)
Goldman Sachs Capital Markets, L.P.	09/20/17		500	3.55%	Limited Brands, Inc., 6.90%, due 07/15/17	(45,180)	—	(45,180)
Morgan Stanley Capital Services, Inc.	09/20/14		1,400	5.00%	Macy’s Retail Holdings, Inc., 7.45%, due 07/15/17	(198,981)	(129,726)	(69,255)
Bank of America N.A.	09/20/15		1,000	0.99%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	4,230	—	4,230
Citigroup, Inc.	12/20/16		1,000	1.91%	Masco Corp., 6.125%, due 10/03/16	(2,108)	—	(2,108)
Bank of America N.A.	03/20/17		100	0.38%	McKesson HBOC, Inc., 5.70%, due 03/01/17	2,308	—	2,308
Morgan Stanley Capital Services, Inc.	12/20/17		100	0.73%	Motorola Inc., 6.00%, due 11/15/17	4,345	—	4,345
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	2	—	2
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	2	—	2
Deutsche Bank AG	03/20/15		800	5.00%	New York Times Co., 5.00%, due 03/15/15	(106,261)	(67,013)	(39,248)
Morgan Stanley Capital Services, Inc.	03/20/19		1,000	1.47%	NiSource Financial, 6.80%, due 01/15/19	293	—	293
Morgan Stanley Capital Services, Inc.	06/20/16		200	0.39%	Omnicom Group, 5.90%, due 04/15/16	5,527	—	5,527
Merrill Lynch & Co.	12/20/11		100	0.28%	Orix Corp., 5.48%, due 11/22/11	1,983	—	1,983
Citigroup, Inc.	06/20/18		1,000	0.69%	Pearson, 6.25%, due 05/06/18	163	—	163
Merrill Lynch & Co.	04/15/20		300	1.95%	Race Point CLO, 7.01%, due 04/15/20	114,822	809	114,013
Merrill Lynch & Co.	04/15/20		300	4.03%	Race Point CLO, 9.61%, due 04/15/20	114,558	1,733	112,825
Barclays Bank PLC	06/20/13		500	1.45%	Rexam PLC, 6.75%, due 06/01/23	(10,243)	—	(10,243)
UBS AG	03/20/17	EUR	800	1.00%	Royal Bank of Scotland PLC, 6.00%, due 05/10/13	126,144	94,659	31,485
Bank of America N.A.	06/20/10		200	0.48%	Royal Caribbean Cruises, 8.00%, due 05/15/10	181	—	181
Merrill Lynch & Co.	12/15/19		235	3.78%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	77,941	987	76,954
Merrill Lynch & Co.	12/15/19		300	1.88%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	101,372	1,720	99,652
Citigroup, Inc.	09/20/13		100	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	1,291	—	1,291
Goldman Sachs Capital Markets, L.P.	12/20/16		500	1.47%	Simon Property Group LP, 5.25%, due 12/01/16	445	—	445
Deutsche Bank AG	03/20/12		100	0.42%	Southwest Airlines Co., 6.50%, due 03/01/12	801	—	801
Deutsche Bank AG	06/20/18		2,400	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	11,513	—	11,513
Bank of America N.A.	06/20/18		600	1.49%	Starwood Hotels & Resort, 6.75%, due 05/15/18	12,550	—	12,550
BNP Paribas	06/20/11		100	1.76%	Tate & Lyle PLC, 6.125%, due 06/15/11	(1,648)	—	(1,648)
Barclays Bank PLC	12/20/13	EUR	100	2.15%	UBS AG, 1.45%, due 04/18/12	(7,006)	—	(7,006)
Deutsche Bank AG	03/20/14	EUR	500	2.20%	UBS AG, 1.45%, due 04/18/12	(37,805)	—	(37,805)
Deutsche Bank AG	12/20/13	EUR	300	1.85%	UBS AG, 2.55%, due 04/18/12	(16,260)	—	(16,260)
Bank of America N.A.	09/20/12		200	0.34%	UST, Inc., 6.625%, due 07/15/12	(1,050)	—	(1,050)
Citigroup, Inc.	06/20/13		1,000	1.17%	Vivendi, 5.75%, due 04/04/13	(13,233)	—	(13,233)
Bank of America N.A.	12/20/16		100	0.67%	Western Union Co., 5.93%, due 10/01/16	2,048	—	2,048
Bank of America N.A.	06/20/12		100	0.91%	XStrata Canada Corp., 7.35%, due 06/05/12	(930)	—	(930)

						$724,192	$(2,636)	$726,828

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total Return swap agreements outstanding at March 31, 2010:

		Notional			Upfront	Unrealized
		Amount#		Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)	Description	Value	Paid (Received)	(Depreciation)(1)
Credit Suisse International	04/28/10	$11,770	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	$6,913	$—	$6,913
Barclays Bank PLC	04/28/10	22,170	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	13,033	—	13,033
Morgan Stanley Capital Services, Inc.	04/28/10	52,560	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	30,912	3,058	27,854
BNP Paribas	04/15/10	900	Receive variable payments on the three month LIBOR and pay variable payments based on the TSY Inflation Index.	(133,461)	(15,969)	(117,492)
Merrill Lynch & Co.	08/31/10	400	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -16bps.	—	—	—
Merrill Lynch & Co.	01/31/11	8,481	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -10bps.	3,318,575	—	3,318,575
Merrill Lynch & Co.	04/30/10	11,613	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -12bps.	4,168,915	—	4,168,915

				$7,404,887	$(12,911)	$7,417,798

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

(1)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2010.

Interest rate swap agreements outstanding at March 31, 2010:

							Upfront	Unrealized
		Notional Amount				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Credit Suisse International(1)	12/16/12	AUD	11,900	5.75%	3 month Australian Bank Bill rate	$(17,539)	$1,371	$(18,910)
Barclays Bank PLC(1)	01/02/12	BRL	2,800	10.68%	Brazilian interbank lending rate	(28,138)	(18,886)	(9,252)
Barclays Bank PLC(1)	01/02/13	BRL	1,400	12.29%	Brazilian interbank lending rate	6,891	5,373	1,518
Barclays Bank PLC(1)	01/02/14	BRL	1,300	11.99%	Brazilian interbank lending rate	(1,365)	420	(1,785)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	1,000	11.67%	Brazilian interbank lending rate	10,949	7,290	3,659
Goldman Sachs Capital Markets, L.P.(1)	01/02/14	BRL	2,000	11.96%	Brazilian interbank lending rate	(2,763)	(593)	(2,170)
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	3,200	11.89%	Brazilian interbank lending rate	1,069	1,769	(700)
Goldman Sachs Capital Markets, L.P.(1)	01/02/14	BRL	12,300	11.96%	Brazilian interbank lending rate	(16,989)	(10,020)	(6,969)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	600	14.77%	Brazilian interbank lending rate	28,985	2,451	26,534
HSBC Bank USA, N.A.(1)	01/02/12	BRL	200	11.65%	Brazilian interbank lending rate	2,084	1,160	924
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,200	11.36%	Brazilian interbank lending rate	4,650	5,039	(389)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	800	11.67%	Brazilian interbank lending rate	8,759	5,182	3,577
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,400	11.67%	Brazilian interbank lending rate	15,329	9,776	5,553
HSBC Bank USA, N.A.(1)	01/02/14	BRL	6,300	12.12%	Brazilian interbank lending rate	6,484	13,797	(7,313)
HSBC Bank USA, N.A.(1)	01/02/13	BRL	1,400	11.89%	Brazilian interbank lending rate	468	1,924	(1,456)
Merrill Lynch & Co.(1)	01/02/12	BRL	200	14.77%	Brazilian interbank lending rate	9,662	235	9,427
Merrill Lynch & Co.(1)	01/02/12	BRL	200	11.65%	Brazilian interbank lending rate	2,084	1,160	924
Merrill Lynch & Co.(1)	01/02/12	BRL	3,200	10.99%	Brazilian interbank lending rate	4,521	6,123	(1,602)
Merrill Lynch & Co.(1)	01/02/12	BRL	2,200	11.67%	Brazilian interbank lending rate	24,088	14,291	9,797
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	1,700	11.67%	Brazilian interbank lending rate	18,613	10,982	7,631
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	1,200	11.98%	Brazilian interbank lending rate	1,366	—	1,366
UBS AG(1)	01/02/12	BRL	3,400	10.58%	Brazilian interbank lending rate	(40,903)	(11,120)	(29,783)
UBS AG(1)	01/02/12	BRL	1,000	11.02%	Brazilian interbank lending rate	2,030	—	2,030
JPMorgan Chase Bank(1)	10/15/11	EUR	100	2.03%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	4,051	—	4,051
JPMorgan Chase Bank(1)	07/14/11	EUR	700	2.26%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	40,760	—	40,760
Bank of America N.A.(1)	06/16/20	JPY	290,000	1.50%	6 month LIBOR	(3,537)	7,541	(11,078)
Deutsche Bank AG(1)	12/15/35	JPY	60,000	2.50%	6 month LIBOR	30,974	(1,804)	32,778
Deutsche Bank AG(1)	06/20/27	JPY	110,000	3.00%	6 month LIBOR	4,662	2,803	1,859
Deutsche Bank AG(1)	06/16/11	JPY	2,890,000	1.00%	6 month LIBOR	171,004	67,697	103,307
Morgan Stanley Capital Services, Inc.(1)	06/20/27	JPY	30,000	3.00%	6 month LIBOR	1,272	1,281	(9)
UBS AG(1)	06/20/27	JPY	40,000	3.00%	6 month LIBOR	1,695	827	868

						$291,216	$126,069	$165,147

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,368,473,974	$—	$1,739,287
Preferred Stocks	822,517	—	—
Asset-Backed Securities	—	12,434,835	5,361,098
Bank Loans	—	3,127,885	—
Commerical Mortgage-Backed Securities	—	6,081,104	—
Corporate Obligations	—	220,013,582	—
Foreign Government Bonds	—	138,276,159	—
Municipal Bonds	—	14,007,305	—
Residential Mortgage-Backed Securities	—	47,551,715	5,535,139
U.S. Government Agency Obligations	—	19,699,107	—
U.S. Government Mortgage-Backed Obligations	—	42,608,700	—
U.S. Treasury Obligations	—	243,215,143	—
Repurchase Agreement	—	58,900,000	—
Affiliated Money Market Mutual Fund	278,573,757	—	—
Written Options	—	(626,968)	—
Short Sales — U.S. Government Mortgage-Backed Obligations	—	(18,934,839)	—
Other Financial Instuments*
Futures	2,194,478	—	—
Foreign Forward Currency Contracts	—	1,794,583	—
Interest Rate Swaps	—	120,336	44,811
Credit Default Swaps	—	892,709	190,967
Total Return Swaps	—	7,535,290	(117,492)

Total	$1,650,064,726	$796,696,646	$12,753,810

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Fair Value of Level 2 investments at 12/31/09 was $1,014,969,369. $249,802,811 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%

AFFILIATED MUTUAL FUNDS
AST DeAM Large-Cap Value Portfolio	4,380,076	$35,872,826
AST Federated Aggressive Growth Portfolio	666,669	5,026,681
AST Goldman Sachs Concentrated Growth Portfolio*	1,338,474	33,836,626
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,213,040	5,786,201
AST International Growth Portfolio	4,563,057	46,543,183
AST International Value Portfolio	3,187,701	46,285,423
AST Jennison Large-Cap Growth Portfolio	2,370,851	26,411,283
AST Jennison Large-Cap Value Portfolio	2,036,204	23,049,833
AST Large-Cap Value Portfolio	7,107,005	90,472,178
AST Marsico Capital Growth Portfolio	2,600,471	44,624,076
AST MFS Growth Portfolio	5,893,180	52,095,714
AST Mid-Cap Value Portfolio	464,910	4,825,763
AST Money Market Portfolio	27,248	27,248
AST Neuberger Berman Mid-Cap Growth Portfolio*	331,221	5,889,107
AST Parametric Emerging Markets Equity Portfolio	1,672,965	14,387,500
AST Small-Cap Growth Portfolio	307,895	4,950,951
AST Small-Cap Value Portfolio	864,702	10,194,842
AST T. Rowe Price Large-Cap Growth Portfolio*	1,601,729	17,763,173
AST T. Rowe Price Natural Resources Portfolio	420,754	8,036,398

TOTAL LONG-TERM INVESTMENTS (cost $432,996,007)		476,079,006

SHORT-TERM INVESTMENT — 0.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,722,797)	2,722,797	2,722,797

TOTAL INVESTMENTS(w) — 100.0% (cost $435,718,804)		478,801,803

Liabilities in excess of other assets		(13,865)

NET ASSETS — 100.0%		$478,787,938

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$478,801,803	$—	$—

Total	$478,801,803	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS

Aerospace & Defense — 1.3%
Northrop Grumman Corp.	25,700	$1,685,149
Raytheon Co.	18,800	1,073,856

		2,759,005

Agriculture — 1.2%
Archer-Daniels-Midland Co.(a)	57,000	1,647,300
Bunge Ltd. (Bermuda)(a)	14,800	912,124

		2,559,424

Airlines — 0.8%
Delta Air Lines, Inc.*	110,100	1,606,359

Automobile Manufacturers — 1.2%
Ford Motor Co.*(a)	210,000	2,639,700

Automotive Parts & Equipment — 0.4%
TRW Automotive Holdings Corp.*	26,300	751,654

Banks — 0.7%
Citigroup, Inc.*	349,200	1,414,260

Beverages — 1.5%
Coca-Cola Enterprises, Inc.	49,600	1,371,936
Constellation Brands, Inc. (Class A Stock)*	105,000	1,726,200

		3,098,136

Broadcasting — 0.8%
CBS Corp. (Class B Stock)	117,700	1,640,738

Chemicals — 1.2%
E.I. du Pont de Nemours & Co.	50,300	1,873,172
Huntsman Corp.	47,800	575,990

		2,449,162

Clothing & Apparel — 0.4%
Jones Apparel Group, Inc.	46,900	892,038

Commercial Services — 0.6%
Hertz Global Holdings, Inc.*(a)	123,300	1,231,767

Computer Hardware — 1.1%
Dell, Inc.*	119,500	1,793,695
Hewlett-Packard Co.	9,200	488,980

		2,282,675

Computers — 0.5%
Seagate Technology (Cayman Islands)*	54,900	1,002,474

Conglomerates — 1.0%
Altria Group, Inc.	102,900	2,111,508

Consumer Products & Services — 1.0%
Procter & Gamble Co. (The)	32,500	2,056,275

Containers & Packaging — 0.3%
Sonoco Products Co.	18,300	563,457

Distribution/Wholesale — 0.2%
Tyco International Ltd. (Switzerland)	13,100	501,075

Diversified Financial Services — 1.0%
Ameriprise Financial, Inc.	45,700	2,072,952

Diversified Manufacturing — 2.0%
Ingersoll-Rand PLC (Ireland)(a)	90,000	3,138,300
SPX Corp.	7,700	510,664
Textron, Inc.(a)	31,500	668,745

		4,317,709

Electric — 1.6%
American Electric Power Co., Inc.(a)	12,200	416,996
Constellation Energy Group, Inc.	29,600	1,039,256
Edison International	27,100	926,007
Pepco Holdings, Inc.	56,100	962,115

		3,344,374

Electronic Components & Equipment — 3.2%
General Electric Co.	377,600	6,872,320

Electronics — 2.1%
Garmin Ltd. (Cayman Islands)(a)	58,700	2,258,776
Tyco Electronics Ltd. (Switzerland)(a)	74,500	2,047,260
Vishay Intertechnology, Inc.*	5,900	60,357

		4,366,393

Entertainment & Leisure — 0.8%
Royal Caribbean Cruises Ltd. (Liberia)*(a)	53,500	1,764,965

Financial — Bank & Trust — 9.8%
Bank of America Corp.	424,800	7,582,680
BB&T Corp.(a)	58,000	1,878,620
Deutsche Bank AG (Germany)(a)	28,500	2,190,795
U.S. Bancorp	80,300	2,078,164
Wells Fargo & Co.	223,300	6,949,096

		20,679,355

Financial Services — 6.8%
Goldman Sachs Group, Inc. (The)	36,200	6,176,806
JPMorgan Chase & Co.	136,800	6,121,800
Morgan Stanley	75,500	2,211,395

		14,510,001

Food — 3.6%
ConAgra Foods, Inc.	43,700	1,095,559
Dean Foods Co.*	49,600	778,224
Del Monte Foods Co.	49,200	718,320
Kraft Foods, Inc. (Class A Stock)	44,400	1,342,656
Safeway, Inc.	12,000	298,320
Smithfield Foods, Inc.*(a)	37,300	773,602
SUPERVALU, Inc.	77,600	1,294,368
Tyson Foods, Inc. (Class A Stock)	70,400	1,348,160

		7,649,209

Gas — 0.5%
NiSource, Inc.	66,700	1,053,860

Healthcare Products — 0.1%
Hospira, Inc.*	4,100	232,265

Healthcare Providers & Services — 1.5%
Aetna, Inc.	65,100	2,285,661
UnitedHealth Group, Inc.	29,500	963,765

		3,249,426

Healthcare Services — 0.9%
WellPoint, Inc.*	29,800	1,918,524

Home Builders — 1.5%
D.R. Horton, Inc.	47,400	597,240
NVR, Inc.*	2,100	1,525,650
Pulte Group, Inc.*(a)	87,400	983,250

		3,106,140

Household Products/Wares — 0.5%
Fortune Brands, Inc.	11,600	562,716
Kimberly-Clark Corp.	7,500	471,600

		1,034,316

Insurance — 3.8%
ACE Ltd. (Switzerland)	11,200	585,760
Allstate Corp. (The)	24,000	775,440
Chubb Corp. (The)	11,400	591,090
Principal Financial Group, Inc.	57,500	1,679,575
Travelers Cos., Inc. (The)	37,200	2,006,568
Unum Group	50,900	1,260,793
XL Capital Ltd. (Class A Stock) (Cayman Islands)	67,100	1,268,190

		8,167,416

Internet — 0.3%
AOL, Inc.*	24,300	614,304

Iron & Steel — 1.0%
AK Steel Holding Corp.	52,600	1,202,436
Steel Dynamics, Inc.	57,200	999,284

		2,201,720

IT Services — 0.2%
Accenture PLC (Class A Stock) (Ireland)	8,000	335,600

Machinery — Construction & Mining — 0.4%
Terex Corp.*(a)	36,200	822,102

Media — 5.8%
Comcast Corp. (Class A Stock)	156,200	2,939,684
News Corp. (Class A Stock)	190,300	2,742,223
Time Warner Cable, Inc.	57,700	3,075,987
Time Warner, Inc.	112,000	3,502,240

		12,260,134

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	31,600	2,639,864

Movies & Entertainment — 0.8%
Viacom, Inc. (Class B Stock)*	52,400	1,801,512

Oil & Gas — 15.0%
Apache Corp.	9,500	964,250
Chevron Corp.	45,800	3,473,014
Cimarex Energy Co.(a)	30,600	1,817,028
ConocoPhillips	84,900	4,344,333
Devon Energy Corp.	45,700	2,944,451
Ensco International PLC, ADR (United Kingdom)	34,400	1,540,432
Exxon Mobil Corp.(a)	83,100	5,566,038
Forest Oil Corp.*(a)	48,000	1,239,360
Newfield Exploration Co.*	37,200	1,936,260
Nexen, Inc. (Canada)	89,100	2,201,661
Noble Corp. (Switzerland)*	22,600	945,132
Rowan Cos., Inc.*(a)	40,400	1,176,044
Transocean Ltd. (Switzerland)*	17,900	1,546,202
Valero Energy Corp.(a)	109,400	2,155,180

		31,849,385

Pharmaceuticals — 5.5%
Merck & Co., Inc.	127,100	4,747,185
Mylan, Inc.*(a)	56,500	1,283,115
Pfizer, Inc.	324,000	5,556,600

		11,586,900

Retail — 3.0%
Gap, Inc. (The)	79,200	1,830,312
Home Depot, Inc. (The)	54,500	1,763,075
Office Depot, Inc.*	151,100	1,205,778
Ross Stores, Inc.(a)	20,400	1,090,788
TJX Cos., Inc.	11,600	493,232

		6,383,185

Retail & Merchandising — 2.9%
Foot Locker, Inc.(a)	41,400	622,656
J.C. Penney Co., Inc.	32,200	1,035,874
Limited Brands, Inc.	67,000	1,649,540
Lowe’s Cos., Inc.	42,700	1,035,048
Macy’s, Inc.	79,000	1,719,830

		6,062,948

Semiconductors — 0.2%
Teradyne, Inc.*(a)	48,300	539,511

Software — 0.3%
Microsoft Corp.	24,600	720,042

Telecommunications — 7.7%
AT&T, Inc.	243,900	6,302,376
Motorola, Inc.*	496,200	3,483,324
Nokia Corp., ADR (Finland)(a)	139,200	2,163,168
Sprint Nextel Corp.*	470,400	1,787,520
Tellabs, Inc.	65,300	494,321
Verizon Communications, Inc.	23,600	732,072
Vodafone Group PLC, ADR (United Kingdom)(a)	59,200	1,378,768

		16,341,549

Tobacco — 0.7%
Reynolds American, Inc.	28,200	1,522,236

TOTAL LONG-TERM INVESTMENTS (cost $199,099,608)		209,579,924

SHORT-TERM INVESTMENT — 17.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $36,591,947; includes $33,589,424 of cash collateral for securities on loan)(b)(w)	36,591,947	36,591,947

TOTAL INVESTMENTS — 116.2% (cost $235,691,555)	246,171,871

Liabilities in excess of other assets — (16.2)%	(34,292,867)

NET ASSETS — 100.0%	$211,879,004

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $32,362,603; cash collateral of $33,589,424 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$209,579,924	$—	$—
Affiliated Money Market Mutual Fund	36,591,947	—	—

Total	$246,171,871	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%

COMMON STOCKS

Aerospace & Defense — 5.9%
Goodrich Corp.	103,800	$7,319,976
ITT Corp.	146,300	7,843,143
L-3 Communications Holdings, Inc.	59,900	5,488,637
Raytheon Co.	411,100	23,482,032
United Technologies Corp.	119,000	8,759,590

		52,893,378

Agriculture — 1.2%
Archer-Daniels-Midland Co.(a)	369,000	10,664,100

Biotechnology — 3.7%
Amgen, Inc.*	549,200	32,820,192

Chemicals — 1.1%
CF Industries Holdings, Inc.	31,700	2,890,406
Terra Industries, Inc.	159,900	7,317,024

		10,207,430

Commercial Services — 1.3%
Hewitt Associates, Inc. (Class A Stock)*	126,900	5,048,082
SEI Investments Co.	299,600	6,582,212

		11,630,294

Computers — 3.3%
Computer Sciences Corp.*	112,300	6,119,227
Dell, Inc.*	241,800	3,629,418
EMC Corp.*	744,600	13,432,584
Teradata Corp.*	229,200	6,621,588

		29,802,817

Diversified Financial Services — 3.2%
BlackRock, Inc.	69,500	15,134,320
Franklin Resources, Inc.	77,300	8,572,570
IntercontinentalExchange, Inc.*	48,950	5,491,211

		29,198,101

Diversified Manufacturing — 1.9%
Dover Corp.	359,800	16,820,650

Electric — 0.3%
Public Service Enterprise Group, Inc.	100,550	2,968,236

Electronic Components & Equipment — 2.2%
Emerson Electric Co.(a)	239,400	12,051,396
Hubbell, Inc. (Class B Stock)	156,200	7,877,166

		19,928,562

Electronics — 2.2%
Arrow Electronics, Inc.*	289,500	8,722,635
Avnet, Inc.*	117,000	3,510,000
Thermo Fisher Scientific, Inc.*	143,500	7,381,640

		19,614,275

Engineering & Construction — 2.3%
Foster Wheeler AG (Switzerland)*	246,600	6,692,724
URS Corp.*	285,400	14,158,694

		20,851,418

Financial — Bank & Trust — 2.3%
Bank of America Corp.	518,700	9,258,795
State Street Corp.	182,800	8,251,592
Wells Fargo & Co.	107,500	3,345,400

		20,855,787

Financial Services — 3.9%
Goldman Sachs Group, Inc. (The)	83,300	14,213,479
JPMorgan Chase & Co.	388,500	17,385,375
Morgan Stanley	112,100	3,283,409

		34,882,263

Food — 1.2%
ConAgra Foods, Inc.	236,190	5,921,283
General Mills, Inc.	62,600	4,431,454

		10,352,737

Healthcare Providers & Services — 5.6%
AmerisourceBergen Corp.	137,400	3,973,608
Cardinal Health, Inc.	259,000	9,331,770
Medco Health Solutions, Inc.*	217,666	14,052,517
Quest Diagnostics, Inc.	112,800	6,575,112
UnitedHealth Group, Inc.	494,413	16,152,473

		50,085,480

Household Products/Wares — 0.4%
Kimberly-Clark Corp.	54,100	3,401,808

Insurance — 6.7%
ACE Ltd. (Switzerland)	121,950	6,377,985
Arch Capital Group Ltd. (Bermuda)*	97,960	7,469,450
AXIS Capital Holdings Ltd. (Bermuda)	682,360	21,330,574
Loews Corp.	143,030	5,332,158
RenaissanceRe Holdings Ltd. (Bermuda)(a)	62,920	3,571,339
Transatlantic Holdings, Inc.	70,400	3,717,120
Travelers Cos., Inc. (The)	234,100	12,627,354

		60,425,980

Internet — 0.4%
eBay, Inc.*	146,100	3,937,395

IT Services — 1.3%
Accenture PLC (Class A Stock) (Ireland)	121,763	5,107,958
SAIC, Inc.*(a)	377,798	6,687,025

		11,794,983

Machinery & Equipment — 0.4%
Joy Global, Inc.	56,355	3,189,693

Media — 5.4%
Comcast Corp. (Class A Stock)	1,814,615	34,151,054
Time Warner, Inc.	458,715	14,344,018

		48,495,072

Movies & Entertainment — 1.7%
Viacom, Inc. (Class B Stock)*	434,200	14,927,796

Oil & Gas — 13.7%
BP PLC, ADR (United Kingdom)(a)	293,100	16,727,217
Chevron Corp.	440,900	33,433,447
Exxon Mobil Corp.	622,900	41,721,842
Helmerich & Payne, Inc.(a)	227,200	8,651,776

Noble Corp. (Switzerland)*	165,520	6,922,046
Occidental Petroleum Corp.	94,200	7,963,668
Patterson-UTI Energy, Inc.(a)	519,000	7,250,430

		122,670,426

Oil & Gas Services — 0.3%
Cameron International Corp.*	73,125	3,134,138

Oil, Gas & Consumable Fuels — 0.9%
Total SA, ADR (France)(a)	143,840	8,345,597

Pharmaceuticals — 7.0%
Abbott Laboratories	157,700	8,307,636
Eli Lilly & Co.	289,250	10,476,635
Endo Pharmaceuticals Holdings, Inc.*	149,540	3,542,603
Forest Laboratories, Inc.*	401,220	12,582,259
Merck & Co., Inc.	297,894	11,126,341
Pfizer, Inc.	958,000	16,429,700

		62,465,174

Retail — 3.1%
Dollar Tree, Inc.*(a)	135,200	8,006,544
Kohl’s Corp.*	224,900	12,320,022
Ross Stores, Inc.	147,200	7,870,784

		28,197,350

Semiconductors — 2.0%
KLA-Tencor Corp.	111,000	3,432,120
Texas Instruments, Inc.	602,400	14,740,728

		18,172,848

Software — 3.1%
Microsoft Corp.	276,500	8,093,155
Oracle Corp.	341,400	8,770,566
Sybase, Inc.*(a)	166,100	7,743,582
Symantec Corp.*	196,000	3,316,320

		27,923,623

Telecommunications — 5.9%
Amdocs Ltd. (Guernsey)*	269,300	8,108,623
AT&T, Inc.	498,900	12,891,576
Cisco Systems, Inc.*	320,300	8,337,409
Qwest Communications International, Inc.(a)	4,466,300	23,314,086

		52,651,694

Textiles — 0.2%
Cintas Corp.	79,300	2,227,537

Tobacco — 3.6%
Lorillard, Inc.	128,800	9,690,912
Philip Morris International, Inc.	432,740	22,571,718

		32,262,630

TOTAL LONG-TERM INVESTMENTS (cost $776,898,769)		877,799,464

SHORT-TERM INVESTMENT — 11.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $99,174,563; includes $65,103,727 of cash collateral for securities on loan)(b)(w)	99,174,563	99,174,563

TOTAL INVESTMENTS — 108.8% (cost $876,073,332)		976,974,027

Liabilities in excess of other assets — (8.8)%		(78,642,526)

NET ASSETS — 100.0%		$898,331,501

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $62,822,175; cash collateral of $65,103,727 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$877,799,464	$—	$—
Affiliated Money Market Mutual Fund	99,174,563	—	—

Total	$976,974,027	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%

COMMON STOCKS

Advertising
Harte-Hanks, Inc.	6,307	$81,108

Aerospace — 2.1%
General Dynamics Corp.	14,785	1,141,402
Lockheed Martin Corp.	3,208	266,970
Northrop Grumman Corp.	41,674	2,732,564
Raytheon Co.	9,888	564,803

		4,705,739

Automobile Manufacturers — 0.5%
Ford Motor Co.*	46,309	582,104
Oshkosh Corp.	12,506	504,492

		1,086,596

Automotive Parts — 0.2%
Goodyear Tire & Rubber Co. (The)*	5,816	73,514
TRW Automotive Holdings Corp.*	15,678	448,078

		521,592

Banks — 0.4%
Canadian Imperial Bank of Commerce (Canada)	10,042	733,066
TCF Financial Corp.	243	3,873
Wilmington Trust Corp.	4,247	70,373

		807,312

Beverages — 0.2%
Coca-Cola Co. (The)	211	11,605
Coca-Cola Enterprises, Inc.	16,670	461,092

		472,697

Biotechnology — 1.8%
Amgen, Inc.*	56,430	3,372,257
Biogen Idec, Inc.*	3,000	172,080
Cubist Pharmaceuticals, Inc.*	13,773	310,443
Talecris Biotherapeutics Holdings Corp.*	10,641	211,969

		4,066,749

Cable Television — 0.7%
Comcast Corp. (Class A Stock)	86,382	1,625,709

Chemicals — 2.6%
Ashland, Inc.(a)	36,079	1,903,889
Cabot Corp.	7,708	234,323
CF Industries Holdings, Inc.	4,773	435,202
Cytec Industries, Inc.	2,091	97,734
E.I. du Pont de Nemours & Co.	50,241	1,870,975
Huntsman Corp.	22,863	275,499
Minerals Technologies, Inc.	2,957	153,291
OM Group, Inc.*	17,898	606,384
Valspar Corp. (The)	9,429	277,967

		5,855,264

Clothing & Apparel — 0.5%
Jones Apparel Group, Inc.	48,729	926,825
Timberland Co. (Class A Stock)*	7,287	155,505

		1,082,330

Commercial Services — 1.4%
Automatic Data Processing, Inc.	53,092	2,361,001
Convergys Corp.*	45,611	559,191
Manpower, Inc.	2,684	153,310
Western Union Co. (The)	6,021	102,116
Wright Express Corp.*	1,767	53,222

		3,228,840

Computer Hardware — 6.7%
Apple, Inc.*	14,052	3,301,236
EMC Corp.*	29,973	540,713
Hewlett-Packard Co.	69,166	3,676,173
International Business Machines Corp.	43,511	5,580,286
Seagate Technology (Cayman Islands)*	10,634	194,177
Western Digital Corp.*	50,850	1,982,641

		15,275,226

Computer Services & Software — 3.8%
Accenture PLC (Class A Stock) (Ireland)	48,554	2,036,840
Computer Sciences Corp.*	20,620	1,123,584
Microsoft Corp.	160,030	4,684,078
Sybase, Inc.*	4,003	186,620
Synaptics, Inc.*	2,927	80,814
SYNNEX Corp.*	3,126	92,405
Synopsys, Inc.*(a)	18,118	405,300

		8,609,641

Computer Software — 0.2%
Cadence Design Systems, Inc.*	43,721	291,182
Electronic Arts, Inc.*	2,470	46,090

		337,272

Conglomerates — 0.3%
Philip Morris International, Inc.	11,095	578,715

Construction — 0.4%
NVR, Inc.*	1,214	881,971

Consumer Products & Services — 7.0%
American Greetings Corp. (Class A Stock)	14,826	308,974
Blyth, Inc.	1,057	33,031
Johnson & Johnson	89,484	5,834,357
Kimberly-Clark Corp.	32,967	2,072,965
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	14,273	925,890
Procter & Gamble Co. (The)	60,794	3,846,436
Rent-A-Center, Inc.*	47,291	1,118,432
Reynolds American, Inc.	29,219	1,577,242
Whirlpool Corp.(a)	1,160	101,210

		15,818,537

Consumer Staples — Food & Beverage — 0.1%
Smithfield Foods, Inc.*(a)	11,196	232,205

Containers & Packaging — 0.2%
Graphic Packaging Holding Co.*	80,565	290,840
Rock-Tenn Co. (Class A Stock)	3,575	162,913
Temple-Inland, Inc.	4,043	82,598

		536,351

Distribution/Wholesale — 0.4%
Tech Data Corp.*	12,158	509,420

WESCO International, Inc.*(a)	8,394	291,356

		800,776

Diversified Financial Services — 1.1%
American Capital Ltd.*	13,241	67,264
American Express Co.	15,040	620,550
BlackRock, Inc.	2,268	493,880
Blackstone Group LP (The)	13,296	186,144
E*Trade Financial Corp.*	66,607	109,902
Investment Technology Group, Inc.*	5,430	90,627
Legg Mason, Inc.	5,084	145,758
Ocwen Financial Corp.*(a)	6,180	68,536
TD Ameritrade Holding Corp.*(a)	41,706	794,916

		2,577,577

Diversified Manufacturing — 0.5%
Acuity Brands, Inc.(a)	579	24,439
Carlisle Cos., Inc.(a)	29,048	1,106,729
Trinity Industries, Inc.(a)	5,603	111,836

		1,243,004

Diversified Telecommunication Services — 0.2%
Qwest Communications International, Inc.(a)	107,446	560,868

Educational Services — 0.1%
Apollo Group, Inc. (Class A Stock)*	270	16,548
Corinthian Colleges, Inc.*	8,151	143,376

		159,924

Electric — 0.9%
Constellation Energy Group, Inc.	60,869	2,137,111

Electronic Components & Equipment — 3.4%
Anixter International, Inc.*	6,124	286,909
Avnet, Inc.*	14,118	423,540
Celestica, Inc. (Canada)*	139,843	1,528,484
Cubic Corp.	2,111	75,996
Emerson Electric Co.(a)	23,134	1,164,566
General Cable Corp.*	3,565	96,255
General Electric Co.	169,877	3,091,761
Mentor Graphics Corp.*	33,979	272,512
Parker Hannifin Corp.	12,973	839,872

		7,779,895

Electronics — 0.5%
Arrow Electronics, Inc.*	24,491	737,914
Brady Corp. (Class A Stock)	9,965	310,111
Garmin Ltd. (Cayman Islands)(a)	4,734	182,164

		1,230,189

Energy Services — 1.1%
DTE Energy Co.	24,987	1,114,420
Integrys Energy Group, Inc.(a)	23,638	1,119,969
NRG Energy, Inc.*	9,676	202,228

		2,436,617

Entertainment & Leisure — 0.6%
NetFlix, Inc.*(a)	5,529	407,708
Walt Disney Co. (The)	29,446	1,027,960

		1,435,668

Exchange Traded Funds — 0.2%
Financial Select Sector SPDR	25,670	409,950

Financial — Bank & Trust — 4.5%
Bank of America Corp.	210,774	3,762,316
BB&T Corp.(a)	1,418	45,929
CapitalSource, Inc.	45,261	253,009
Cathay General Bancorp	1,732	20,178
Discover Financial Services	5,729	85,362
Fifth Third Bancorp	24,464	332,466
First Horizon National Corp.*	3,493	49,077
Huntington Bancshares, Inc.	25,276	135,732
Marshall & Ilsley Corp.	9,293	74,808
PNC Financial Services Group, Inc.	2,534	151,280
Regions Financial Corp.	9,408	73,853
SunTrust Banks, Inc.(a)	2,297	61,536
Synovus Financial Corp.(a)	24,827	81,681
Toronto-Dominion Bank (The) (Canada)	12,710	947,912
U.S. Bancorp	65,818	1,703,370
Wells Fargo & Co.	74,749	2,326,189
Zions Bancorp(a)	3,499	76,348

		10,181,046

Financial — Brokerage — 0.1%
Janus Capital Group, Inc.	13,812	197,374

Financial Services — 4.6%
AmeriCredit Corp.*(a)	12,975	308,286
Bank of New York Mellon Corp. (The)	27,369	845,155
Citigroup, Inc.*	172,358	698,050
CME Group, Inc.	2,278	720,098
Federated Investors, Inc. (Class B Stock)(a)	8,771	231,379
Goldman Sachs Group, Inc. (The)	11,081	1,890,751
JPMorgan Chase & Co.	104,433	4,673,377
Morgan Stanley	17,154	502,441
Royal Bank of Canada (Canada)	8,067	470,709

		10,340,246

Food — 1.4%
ConAgra Foods, Inc.	1,014	25,421
Del Monte Foods Co.	64,503	941,744
Dole Food Co., Inc.*(a)	23,319	276,330
Kraft Foods, Inc. (Class A Stock)	22,902	692,556
Sara Lee Corp.	6,649	92,621
Tyson Foods, Inc. (Class A Stock)	54,043	1,034,923

		3,063,595

Healthcare Products — 0.4%
Boston Scientific Corp.*	42,252	305,060
Hill-Rom Holdings, Inc.	21,240	577,940

		883,000

Healthcare Services — 2.0%
Centene Corp.*	8,129	195,421
Coventry Health Care, Inc.*(a)	68,187	1,685,583
Humana, Inc.*	13,380	625,782
WellPoint, Inc.*	29,971	1,929,533

		4,436,319

Home Builders — 1.4%
D.R. Horton, Inc.	17,114	215,636
EMCOR Group, Inc.*	70,302	1,731,538
KB Home(a)	3,941	66,012
Ryland Group, Inc.	12,608	282,924
Shaw Group, Inc. (The)*	24,676	849,348

		3,145,458

Hotels & Motels — 0.5%
Wyndham Worldwide Corp.	40,913	1,052,692

Insurance — 3.9%
ACE Ltd. (Switzerland)	26,919	1,407,864
Allied World Assurance Co. Holdings Ltd. (Bermuda)	1,990	89,251
Allstate Corp. (The)	4,153	134,183
American Financial Group, Inc.	28,295	804,993
American International Group, Inc.*(a)	2,720	92,861
Aspen Insurance Holdings Ltd. (Bermuda)	32,728	943,875
AXIS Capital Holdings Ltd. (Bermuda)	11,649	364,148
Berkshire Hathaway, Inc.*(a)	9,241	751,016
Conseco, Inc.*	20,538	127,746
Delphi Financial Group, Inc. (Class A Stock)(a)	7,872	198,059
Endurance Specialty Holdings Ltd. (Bermuda)	5,364	199,273
Genworth Financial, Inc. (Class A Stock)*	8,961	164,345
Hartford Financial Services Group, Inc. (The)	3,057	86,880
Horace Mann Educators Corp.	9,530	143,522
Loews Corp.	1,936	72,174
MetLife, Inc.	14,864	644,206
MGIC Investment Corp.*(a)	7,212	79,116
Old Republic International Corp.	1,740	22,063
Principal Financial Group, Inc.(a)	39,910	1,165,771
Protective Life Corp.	7,239	159,186
Reinsurance Group of America, Inc.	4,594	241,277
Transatlantic Holdings, Inc.(a)	2,055	108,504
Travelers Cos., Inc. (The)	15,107	814,871
W.R. Berkley Corp.	840	21,916

		8,837,100

Internet Services — 2.4%
AOL, Inc.*	17,953	453,852
Cisco Systems, Inc.*	61,875	1,610,606
EarthLink, Inc.	34,653	295,937
Google, Inc. (Class A Stock)*	3,728	2,113,813
Symantec Corp.*	54,829	927,707

		5,401,915

Investment Companies — 0.1%
Apollo Investment Corp.	24,392	310,510

Machinery & Equipment — 0.3%
Briggs & Stratton Corp.	9,538	185,991
Chart Industries, Inc.*	3,192	63,840
Cummins, Inc.	4,254	263,535
Manitowoc Co., Inc. (The)	9,251	120,263
Rockwell Automation, Inc.	1,928	108,662

		742,291

Media — 1.5%
Gannett Co., Inc.	53,880	890,098
Scholastic Corp.(a)	9,649	270,172
Time Warner, Inc.	73,875	2,310,071

		3,470,341

Medical Supplies & Equipment — 0.9%
Becton, Dickinson and Co.	25,069	1,973,682

Metals & Mining — 1.4%
Caterpillar, Inc.(a)	15,752	990,013
Commercial Metals Co.	16,917	254,770
Mueller Industries, Inc.	8,146	218,231
Reliance Steel & Aluminum Co.	14,908	733,921
Timken Co.	19,418	582,734
Worthington Industries, Inc.	27,788	480,455

		3,260,124

Miscellaneous Manufacturing — 1.0%
3M Co.	7,241	605,130
Eaton Corp.	15,835	1,199,818
Honeywell International, Inc.	10,081	456,367

		2,261,315

Office Equipment — 0.2%
Lexmark International, Inc. (Class A Stock)*	4,106	148,144
Xerox Corp.	30,317	295,591

		443,735

Oil & Gas — 9.6%
Chevron Corp.	67,226	5,097,748
Complete Production Services, Inc.*	20,754	239,709
ConocoPhillips	38,758	1,983,247
Ensco International PLC, ADR (United Kingdom)	3,684	164,969
Exxon Mobil Corp.(a)	119,546	8,007,191
Hess Corp.	8,118	507,781
Murphy Oil Corp.	27,938	1,569,836
National Oilwell Varco, Inc.	11,138	451,980
NiSource, Inc.	11,829	186,898
Occidental Petroleum Corp.	42,168	3,564,883
UGI Corp.	1,285	34,104
Willbros Group, Inc.*	4,717	56,651

		21,864,997

Paper & Forest Products — 0.3%
Domtar Corp.*	3,578	230,459
International Paper Co.	17,116	421,225

		651,684

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	91,000	2,429,700
Cardinal Health, Inc.	2,771	99,839
Cephalon, Inc.*	1,131	76,659
Eli Lilly & Co.	80,742	2,924,475
Endo Pharmaceuticals Holdings, Inc.*	13,749	325,714
Forest Laboratories, Inc.*	9,957	312,252
King Pharmaceuticals, Inc.*(a)	21,676	254,910
Pfizer, Inc.	251,515	4,313,482

		10,737,031

Pipelines — 0.1%
Williams Cos., Inc. (The)	10,804	249,572

Printing & Publishing — 0.7%
RR Donnelley & Sons Co.	71,240	1,520,974

Railroads — 1.2%
CSX Corp.	18,027	917,574
Union Pacific Corp.	24,775	1,816,008

		2,733,582

Real Estate Investment Trusts — 0.7%
Annaly Capital Management, Inc.(a)	18,035	309,841
CBL & Associates Properties, Inc.(a)	8,332	114,148
Duke Realty Corp.	5,229	64,840
Equity Residential(a)	857	33,552
HRPT Properties Trust(a)	2,620	20,384
Public Storage, Inc.	5,491	505,117
Redwood Trust, Inc.(a)	1,454	22,421
Simon Property Group, Inc.	7,008	587,971
Vornado Realty Trust(a)	239	18,092

		1,676,366

Restaurants — 0.8%
McDonald’s Corp.	27,217	1,815,918
Panera Bread Co. (Class A Stock)*	367	28,072

		1,843,990

Retail — 0.2%
Dillard’s, Inc. (Class A Stock)	15,668	369,765

Retail & Merchandising — 4.8%
AnnTaylor Stores Corp.*	11,965	247,676
Barnes & Noble, Inc.(a)	15,634	338,007
Big Lots, Inc.*	7,681	279,742
Cash America International, Inc.	2,318	91,515
Dollar Tree, Inc.*(a)	3,012	178,371
Family Dollar Stores, Inc.	16,737	612,742
Gap, Inc. (The)	99,445	2,298,174
General Mills, Inc.	16,984	1,202,297
Home Depot, Inc. (The)	7,181	232,305
Macy’s, Inc.	12,216	265,942
OfficeMax, Inc.*	5,624	92,346
Ross Stores, Inc.(a)	20,156	1,077,741
SUPERVALU, Inc.	71,753	1,196,840
Wal-Mart Stores, Inc.	39,789	2,212,268
Williams-Sonoma, Inc.	2,487	65,383
World Fuel Services Corp.	21,815	581,152

		10,972,501

Semiconductors — 3.4%
Amkor Technology, Inc.*(a)	68,415	483,694
Broadcom Corp. (Class A Stock)(a)	17,413	577,763
Integrated Device Technology, Inc.*	42,859	262,726
Intel Corp.	150,606	3,352,490
LSI Corp.*	139,439	853,367
Maxim Integrated Products, Inc.	11,625	225,409
Micron Technology, Inc.*(a)	10,252	106,518
Texas Instruments, Inc.	44,350	1,085,244
Xilinx, Inc.	33,646	857,973

		7,805,184

Software — 1.0%
ACI Worldwide, Inc.*	7,658	157,832
Acxiom Corp.*	7,945	142,533
Diebold, Inc.(a)	2,666	84,672
Fair Isaac Corp.	11,783	298,581
Oracle Corp.	60,095	1,543,841

		2,227,459

Telecommunications — 4.2%
ADC Telecommunications, Inc.*(a)	32,462	237,297
Arris Group, Inc.*	26,983	324,066
AT&T, Inc.	162,421	4,196,959
CommScope, Inc.*(a)	9,905	277,538
Motorola, Inc.*	13,009	91,323
QUALCOMM, Inc.	3,594	150,912
RF Micro Devices, Inc.*	66,935	333,336
Sprint Nextel Corp.*	121,628	462,187
Verizon Communications, Inc.(a)	109,616	3,400,288

		9,473,906

Transportation — 0.4%
FedEx Corp.	4,238	395,829
United Parcel Service, Inc. (Class B Stock)	7,078	455,894

		851,723

Utilities — 1.8%
Edison International	21,829	745,897
Entergy Corp.	3,254	264,713
Exelon Corp.(a)	15,879	695,659
FPL Group, Inc.	39,292	1,898,982
Public Service Enterprise Group, Inc.	19,881	586,887

		4,192,138

TOTAL LONG-TERM INVESTMENTS (cost $199,351,261)		223,747,048

SHORT-TERM INVESTMENTS — 12.6%

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. GOVERNMENT AGENCY OBLIGATION — 1.7%
Federal Home Loan Bank, Disc. Note(n) (cost $3,859,000)
0.001%	04/01/10	$3,859	3,859,000

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 10.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $24,627,227; includes $24,627,044 of cash collateral for securities on loan)(b)(w)	24,627,227	24,627,227

TOTAL SHORT-TERM INVESTMENTS (cost $28,486,227)		28,486,227

TOTAL INVESTMENTS — 111.2% (cost $227,837,488)		252,233,275

Liabilities in excess of other assets(x) — (11.2)%		(25,317,626)

NET ASSETS — 100.0%		$226,915,649

The following abbreviations are used in the Portfolio descriptions: ADR American Depositary Receipt SPDR Standard & Poor’s Depositary Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $23,479,594; cash collateral of $24,627,044 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at March 31, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2010	Appreciation(1)(2)
Long Position:
41	S&P 500 E-Mini	Jun 10	$2,328,595	$2,388,660	$60,065

(1)	Cash of $184,500 has been segregated to cover requirements for open futures contracts at March 31, 2010.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$223,747,048	$—	$—
U.S. Government Agency Obligation	—	3,859,000	—
Affiliated Money Market Mutual Fund	24,627,227	—	—
Other Financial Instuments*
Futures	60,065	—	—

Total	$248,434,340	$3,859,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%

AFFILIATED MUTUAL FUNDS
AST DeAM Large-Cap Value Portfolio	27,873,146	$228,281,065
AST Federated Aggressive Growth Portfolio	4,038,234	30,448,288
AST Goldman Sachs Concentrated Growth Portfolio*	8,586,708	217,071,988
AST Goldman Sachs Mid-Cap Growth Portfolio*	7,589,088	36,199,949
AST High Yield Portfolio	17,146,918	123,114,873
AST International Growth Portfolio	29,154,212	297,372,961
AST International Value Portfolio	20,486,516	297,464,213
AST Jennison Large-Cap Growth Portfolio	14,758,811	164,413,150
AST Jennison Large-Cap Value Portfolio	13,192,414	149,338,127
AST Large-Cap Value Portfolio	47,008,369	598,416,538
AST Marsico Capital Growth Portfolio	17,368,621	298,045,542
AST MFS Growth Portfolio	39,474,554	348,955,057
AST Mid-Cap Value Portfolio	2,842,549	29,505,659
AST Money Market Portfolio	175,091,065	175,091,065
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,038,807	36,249,983
AST Parametric Emerging Markets Equity Portfolio	12,272,553	105,543,959
AST PIMCO Total Return Bond Portfolio	100,508,240	1,206,098,875
AST Small-Cap Growth Portfolio	1,926,093	30,971,581
AST Small-Cap Value Portfolio	5,551,967	65,457,694
AST T. Rowe Price Global Bond Portfolio	393,132	4,265,477
AST T. Rowe Price Large-Cap Growth Portfolio*	10,227,911	113,427,533
AST T. Rowe Price Natural Resources Portfolio	3,170,399	60,554,630
AST Western Asset Core Plus Bond Portfolio	51,462,012	523,368,666

TOTAL LONG-TERM INVESTMENTS (cost $4,696,691,650)(w)		5,139,656,873

SHORT-TERM INVESTMENTS — 1.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 1.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $74,305,506)(w)	74,305,506	74,305,506

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS — 0.2%

U.S. Treasury Bills(k)(n)
0.100%	06/17/10	$1,350	1,349,582
0.101%	06/17/10	400	399,876
0.101%	06/17/10	2,200	2,199,318
0.111%	06/17/10	6,600	6,597,954
0.157%	06/17/10	1,800	1,799,442

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,347,006)			12,346,172

TOTAL SHORT-TERM INVESTMENTS (cost $86,652,512)			86,651,678

TOTAL INVESTMENTS — 100.1% (cost $4,783,344,162)			5,226,308,551

Liabilities in excess of other assets(x) — (0.1)%			(5,308,286)

NET ASSETS — 100.0%			$5,221,000,265

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at March 31, 2010:

Number			Value at	Value at
of		Expiration	Trade	March	Unrealized
Contracts	Type	Date	Date	31, 2010	Appreciation(1)
Long Positions:
741	10 Year U.S. Treasury Notes	Jun 10	$85,814,141	$86,141,250	$327,109
106	CAC 40 10 Euro	Apr 10	5,622,436	5,685,986	63,550
27	DAX Index	Jun 10	5,397,685	5,599,169	201,484
100	FTSE 100 Index	Jun 10	8,433,951	8,513,915	79,964
190	Russell 2000 Mini	Jun 10	12,770,850	12,864,900	94,050
362	S&P 500	Jun 10	103,265,025	105,450,600	2,185,575
84	Topix Index	Jun 10	8,261,633	8,782,758	521,125

					$3,472,857

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure of $3,145,748 and interest rate contracts risk exposure of $327,109 as of March 31, 2010

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$5,213,962,379	$—	$—
U.S. Treasury Obligations	—	12,346,172	—

Other Financial Instuments*
Futures	3,472,857	—	—

Total	$5,217,435,236	$12,346,172	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS - 65.6%

ASSET-BACKED SECURITIES — 5.0%

Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.510%	02/18/14	$932	$931,300
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	900	900,303
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.300%	12/15/14	1,000	993,589
Chase Issuance Trust, Ser. 2007-A16, Class A16(a)	Aaa	0.557%	06/15/14	700	700,266
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.317%	04/24/14	1,000	993,930
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.317%	12/15/18	1,000	964,429
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	900	913,610
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	900	900,312
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/17/13	1,000	1,027,513
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.290%	11/15/15	1,000	984,589

TOTAL ASSET-BACKED SECURITIES (cost $8,736,842)					9,309,841

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.2%

Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	550	563,753
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.712%	09/11/38	798	831,321
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	480	501,330
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	1,000	1,051,998
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	1,085	1,113,610
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	600	619,440
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	878	887,741
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	1,155	1,188,740
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	930	965,445
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.861%	04/15/45	1,000	1,030,225
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	1,250	1,269,076
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A2	Aaa	5.629%	02/12/51	1,000	1,037,619
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	390	404,181
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	430	443,342
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	1,170	1,194,487
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,000	1,031,131
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	670	684,682
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	600	621,142
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(a)	Aaa	5.290%	12/15/44	1,200	1,237,501
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	1,220	1,237,668
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C26, Class A2	Aaa	5.935%	06/15/45	600	609,204
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	600	621,874
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	600	621,583

Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	5.857%	02/15/51	1,000	1,048,500

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,187,179)					20,815,593

CORPORATE BONDS — 11.2%

Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500%	02/15/15	400	406,973

Banking — 1.6%
American Express Co., Sr. Unsec’d. Notes	A3	7.250%	05/20/14	245	277,650
Bank of America Corp., Sr. Unsec’d. Notes, M.T.N	A2	7.375%	05/15/14	525	590,384
Citigroup, Inc., Sr. Unsec’d. Notes, M.T.N	A3	5.500%	10/15/14	475	491,580
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.700%	01/20/15	500	503,080
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	500	519,323
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	525	552,060

					2,934,077

Capital Goods — 0.6%
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900%	05/01/14	510	541,623
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	455	490,749

					1,032,372

Consumer — 0.5%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa2	5.450%	10/15/12	400	433,750
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	4.600%	01/15/14	550	590,937

					1,024,687

Electric — 0.3%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	165	173,579
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	350	385,158

					558,737

Energy — Integrated — 1.9%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	4.500%	09/15/14	500	521,649
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950%	03/03/14	630	657,940
ConocoPhillips, Gtd. Notes	A1	4.750%	02/01/14	965	1,037,689
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	06/15/14	270	293,836
Shell International Finance B.V. (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	650	684,013
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%	04/15/14	300	312,775

					3,507,902

Energy — Other — 0.3%
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	12/15/13	500	557,044

Foods — 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.200%	01/15/14	515	589,998
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	565	598,021
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	360	404,812
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	400	409,467

					2,002,298

Healthcare & Pharmaceutical — 1.3%
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	500	529,404
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	500	550,927
Roche Holdings, Inc., Gtd. Notes, 144A(c)	A2	5.000%	03/01/14	575	621,074
Schering-Plough Corp., Gtd. Notes	Aa3	5.300%	12/01/13	630	699,832

					2,401,237

Non Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	475	522,617

Pipelines & Other — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12	700	738,385

Retailers — 1.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	532,704
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	725	766,833
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/03/14	800	816,904

					2,116,441

Technology — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	300	302,477

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	4.850%	02/15/14	1,000	1,073,688
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	560	598,581

Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949%	01/15/15	500	527,974
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	360	398,595

					2,598,838

TOTAL CORPORATE BONDS (cost $19,417,163)					20,704,085

MUNICIPAL BOND — 0.1%

State of California, Taxable G.O., , Ser. Var. Purp. 3 (cost $251,545)	Baa1	5.450%	04/01/15	250	256,600

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.1%

JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.535%	12/26/12	15,245	15,348,133
PNC Funding Corp., FDIC Gtd. Notes(a)		0.451%	04/01/12	34,400	34,536,396
Federal National Mortgage Association(d)		5.375%	06/12/17	290	321,122

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $49,955,927)					50,205,651

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 3.2%

Federal National Mortgage Association		5.000%	TBA 30 YR	2,000	2,063,124
Federal National Mortgage Association		5.500%	02/01/34	3,624	3,845,785

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $5,662,575)					5,908,909

U.S. TREASURY OBLIGATIONS — 7.8%

U.S. Treasury Bonds		8.125%	08/15/21	3,330	4,569,386
U.S. Treasury Notes		0.875%	02/29/12	450	449,069
U.S. Treasury Notes		2.500%	03/31/15	60	59,831
U.S. Treasury Notes		2.750%	11/30/16	1,290	1,254,424
U.S. Treasury Notes		3.625%	02/15/20	15	14,745
U.S. Treasury Strips Coupon(d)(f)		4.750%	05/15/24	7,065	3,639,245
U.S. Treasury Strips Coupon(f)		4.750%	11/15/24	970	484,792
U.S. Treasury Strips Coupon(f)		4.770%	08/15/24	3,310	1,679,673
U.S. Treasury Strips Coupon(f)		5.190%	05/15/20	1,150	749,979
U.S. Treasury Strips Principal(e)		6.070%	02/15/23	2,810	1,567,378

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,569,711)					14,468,522

TOTAL LONG-TERM INVESTMENTS (cost $115,780,942)					121,669,201

SHORT-TERM INVESTMENTS - 24.6%

U.S. TREASURY OBLIGATION — 7.7%

U.S. Treasury Bill (cost $14,194,760)(g)		0.146%	06/10/10	14,200	14,196,081

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 16.9% Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $31,418,188)(h)	31,418,188	31,418,188

	Notional
	Amount(000)
OPTION PURCHASED(i) Call Option U.S. 2 Yr. Future Options, expiring 5/21/10 @ $108.50 (cost $16,820)	$62	14,047	(j)

TOTAL SHORT-TERM INVESTMENTS (cost $45,629,768)		45,628,316

TOTAL INVESTMENTS , BEFORE SECURITY SOLD SHORT — 90.2% (cost $161,410,710)		167,297,517

			Principal
			Amount
			(000)#
SECURITY SOLD SHORT — (1.7)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION

Federal National Mortgage Association (proceeds received $3,154,570)	5.500%	TBA 30 YR	3,000	(3,150,468)

TOTAL INVESTMENTS , NET OF SECURITY SOLD SHORT — 88.5% (cost $158,256,140)				164,147,049

Other assets in excess of liabilities(k) 11.5%				21,274,077

NET ASSETS — 100.0%				$185,421,126

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corporation

G.O.	General Obligation

M.T.N.	Medium Term Note

TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.

(b)	Standard & Poor’s Rating

(c)	Security segregated as collateral for swap contracts.

(d)	Security segregated as collateral for futures contracts.

(e)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(f)	Rate shown reflects the effective yield at reporting date.

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(i)	Non-income producing security.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

(k)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:
Future contracts open at March 31,2010:

				Value at	Unrealized
Number of		Expiration	Value at	March 31,	Appreciation
Contracts	Type	Date	Trade Date	2010	(Depreciation)(1)
Short Positions:
49	2 Year U.S. Treasury Notes	Jun. 10	$10,643,434	$10,630,703	$12,731
107	5 Year U.S. Treasury Notes	Jun. 10	12,318,340	12,288,281	30,059
47	10 Year U.S. Treasury Notes	Jun. 10	5,474,363	5,463,750	10,613
97	U.S. Long Bonds	Jun. 10	11,303,839	11,264,125	39,714
5	U.S. Ultra Bonds	Jun. 10	595,632	599,844	(4,212)

					$88,905

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

Interest rate swap agreements outstanding at March 31, 2010:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid/(Received)	(Depreciation)(c)
Citibank NA(a)	8/31/2014	$800	2.591%	3 month LIBOR	$(1,255)	$—	$(1,255)
Citibank NA(a)	12/31/2015	8,175	4.093%	3 month LIBOR	885,995	—	885,995
Citibank NA(a)	2/15/2017	1,780	3.363%	3 month LIBOR	(4,925)	—	(4,925)
Deutsche Bank AG (a)	12/31/2015	5,000	4.031%	3 month LIBOR	564,642	—	564,642
JPMorgan Chase Bank(a)	12/31/2015	19,600	3.800%	3 month LIBOR	1,621,704	—	1,621,704
JPMorgan Chase Bank(a)	12/31/2015	8,965	3.957%	3 month LIBOR	870,661	—	870,661
JPMorgan Chase Bank(a)	12/31/2015	10,201	4.107%	3 month LIBOR	1,123,184	—	1,123,184
JPMorgan Chase Bank(a)	12/31/2015	8,001	4.212%	3 month LIBOR	919,894	—	919,894
JPMorgan Chase Bank(a)	12/31/2015	1,010	4.382%	3 month LIBOR	134,993	—	134,993
JPMorgan Chase Bank(a)	12/31/2015	4,355	4.392%	3 month LIBOR	593,736	—	593,736
JPMorgan Chase Bank(a)	12/31/2015	6,936	4.493%	3 month LIBOR	1,007,905	—	1,007,905
JPMorgan Chase Bank(a)	12/31/2015	3,700	4.580%	3 month LIBOR	559,435	—	559,435
JPMorgan Chase Bank(a)	12/31/2015	11,400	4.609%	3 month LIBOR	1,772,849	—	1,772,849
JPMorgan Chase Bank(a)	12/31/2015	3,562	4.622%	3 month LIBOR	552,344	—	552,344
JPMorgan Chase Bank(a)	12/31/2015	4,523	4.843%	3 month LIBOR	803,164	—	803,164
JPMorgan Chase Bank(a)	12/31/2015	1,329	4.898%	3 month LIBOR	242,530	—	242,530
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	4,400	2.729%	3 month LIBOR	24,494	—	24,494
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	1,200	2.744%	3 month LIBOR	7,307	—	7,307
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	5,700	3.045%	3 month LIBOR	148,920	—	148,920
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	2,300	3.091%	3 month LIBOR	67,365	—	67,365
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	2,300	3.535%	3 month LIBOR	125,217	—	125,217
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	2,500	3.787%	3 month LIBOR	174,478	—	174,478
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	22,250	3.943%	3 month LIBOR	2,132,099	—	2,132,099
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	4,900	4.184%	3 month LIBOR	556,781	—	556,781
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	19,500	4.256%	3 month LIBOR	2,342,598	—	2,342,598
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	31,000	4.346%	3 month LIBOR	3,893,243	—	3,893,243
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	7,010	4.597%	3 month LIBOR	1,085,514	—	1,085,514
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	3,620	4.793%	3 month LIBOR	623,744	—	623,744
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	15,500	2.311%	3 month LIBOR	(350,837)	—	(350,837)
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	7,600	2.735%	3 month LIBOR	48,472	—	48,472
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	4,600	2.777%	3 month LIBOR	37,266	—	37,266
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	6,500	2.792%	3 month LIBOR	60,814	—	60,814
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	3,000	2.836%	3 month LIBOR	36,696	—	36,696
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	3,600	2.926%	3 month LIBOR	63,982	—	63,982
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	4,000	2.935%	3 month LIBOR	73,454	—	73,454
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	2,500	2.990%	3 month LIBOR	54,225	—	54,225
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	8,700	3.472%	3 month LIBOR	439,430	—	439,430
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,700	3.614%	3 month LIBOR	98,311	—	98,311
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,500	3.798%	3 month LIBOR	108,027	—	108,027
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	8,000	3.830%	3 month LIBOR	593,007	—	593,007
Deutsche Bank AG (b)	5/15/2020	1,972	4.246%	3 month LIBOR	(144,492)	—	(144,492)
Deutsche Bank AG (b)	5/15/2021	1,821	4.419%	3 month LIBOR	(150,591)	—	(150,591)
Deutsche Bank AG (b)	5/15/2021	1,815	4.446%	3 month LIBOR	(156,645)	—	(156,645)
JPMorgan Chase Bank(b)	12/10/2011	1,200	2.335%	3 month LIBOR	(36,037)		(36,037)
JPMorgan Chase Bank(b)	10/27/2013	14,480	3.535%	3 month LIBOR	(933,666)		(933,666)
JPMorgan Chase Bank(b)	12/31/2015	2,500	2.206%	3 month LIBOR	74,416	—	74,416
JPMorgan Chase Bank(b)	12/31/2015	9,000	3.896%	3 month LIBOR	(831,693)	—	(831,693)
Merrill Lynch Capital Services, Inc.(b)	12/31/2015	2,800	2.885%	3 month LIBOR	(40,694)	—	(40,694)
Merrill Lynch Capital Services, Inc.(b)	12/31/2015	3,000	3.619%	3 month LIBOR	(176,795)	—	(176,795)
Merrill Lynch Capital Services, Inc.(b)	12/31/2015	1,200	3.727%	3 month LIBOR	(79,002)	—	(79,002)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	19,000	2.571%	3 month LIBOR	142,632	—	142,632
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,400	2.672%	3 month LIBOR	1,522	—	1,522
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,800	2.691%	3 month LIBOR	464	—	464
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,700	2.744%	3 month LIBOR	(9,403)	—	(9,403)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	6,000	2.821%	3 month LIBOR	(58,297)	—	(58,297)

Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	2.851%	3 month LIBOR	(23,600)	—	(23,600)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,500	2.912%	3 month LIBOR	(20,730)	—	(20,730)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	2.976%	3 month LIBOR	(36,236)	—	(36,236)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	4,500	2.990%	3 month LIBOR	(86,602)	—	(86,602)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.017%	3 month LIBOR	(41,890)	—	(41,890)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	5,000	3.024%	3 month LIBOR	(66,602)	—	(66,602)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.055%	3 month LIBOR	(46,929)	—	(46,929)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	3,700	3.152%	3 month LIBOR	(96,143)	—	(96,143)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,800	3.234%	3 month LIBOR	(46,930)	—	(46,930)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.245%	3 month LIBOR	(58,602)	—	(58,602)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	3,650	3.304%	3 month LIBOR	(121,711)	—	(121,711)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,500	3.326%	3 month LIBOR	(57,091)	—	(57,091)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,000	3.338%	3 month LIBOR	(34,841)	—	(34,841)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.401%	3 month LIBOR	(81,762)	—	(81,762)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.414%	3 month LIBOR	(79,743)	—	(79,743)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.442%	3 month LIBOR	(86,857)	—	(86,857)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	5,500	3.490%	3 month LIBOR	(256,644)	—	(256,644)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,000	3.555%	3 month LIBOR	(54,461)	—	(54,461)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	7,000	3.585%	3 month LIBOR	(405,453)	—	(405,453)

					$19,990,350	$—	$19,990,350

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$9,309,841	$—
Commercial Mortgage-Backed Securities	—	20,815,593	—
Corporate Bonds	—	20,704,085	—
Municipal Bond	—	256,600	—
U.S. Government Agency Obligations	—	50,205,651	—
U.S. Government Mortgage-Backed Obligations	—	5,908,909	—
U.S. Treasury Obligations	—	28,664,603	—
Affiliated Money Market Mutual Fund	31,418,188	—	—
Option Purchased	14,047	—	—
Security Sold Short	—	(3,150,468)	—

Other Financial Instruments*			—
Futures Contracts	88,905	—	—
Interest Rate Swaps	—	19,990,350	—

Total	$31,521,140	$152,705,164	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

				Principal
	Moody’s			Amount
	Ratings†	Interest Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 82.4%

ASSET-BACKED SECURITIES — 5.3%

BA Credit Card Trust, Ser. 2006-A14, Class A14(a)	Aaa	0.290%	04/15/16	$90	$88,336
Bank of America Auto Trust, Ser. 2009-1A, Class A2, 144A	Aaa	1.700%	12/15/11	140	140,068
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	90	90,672
Capital Auto Receivables Asset Trust, Ser. 2006-2, Class A3B(a)	AAA(b)	0.290%	05/15/11	218	217,738
CarMax Auto Owner Trust, Ser. 2009-2, Class A2	AAA(b)	0.930%	06/15/12	150	150,171
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.430%	05/15/15	60	61,653
Citibank Credit Card Issuance Trust, Ser. 2009-A5, Class A5	Aaa	2.250%	12/23/14	100	100,581
Ford Credit Auto Owner Trust, Ser. 2007-B, Class A3A	Aaa	5.150%	11/15/11	63	64,001
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	120	121,815
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	100	102,068
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	100	100,035
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790%	01/15/13	100	102,278
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/17/13	300	308,254
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3B(a)	Aaa	0.630%	01/17/12	59	58,710
MMCA Automobile Trust, Ser. 2009-A, Class A3, 144A	Aaa	3.930%	03/15/13	100	103,685
USAA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	300	299,982
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020%	01/16/12	90	90,206

TOTAL ASSET-BACKED SECURITIES (cost $2,197,965)					2,200,253

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%

GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	117	118,365
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	350	357,313
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.405%	11/12/37	200	207,229

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $684,077)					682,907

CORPORATE BONDS — 3.3%

Banking — 1.3%
Bank of America Corp., Sr. Unsec’d. Notes, M.T.N.	A2	7.375%	05/15/14	175	196,795
Citigroup, Inc., Sr. Unsec’d. Notes, M.T.N.	A3	5.500%	10/15/14	175	181,108
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	175	181,763

					559,666

Cable — 0.3%
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	100	112,565

Chemicals — 0.5%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	175	199,779

Electric — 0.2%
TECO Finance, Inc., Gtd. Notes	Baa3	4.000%	03/15/16	100	98,543

Energy — Other — 0.3%
Weatherford International, Inc., Gtd. Notes	Baa1	6.350%	06/15/17	100	107,397

Healthcare & Pharmaceutical — 0.2%
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000%	03/15/15	100	99,499

Non Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	175	192,543

TOTAL CORPORATE BONDS (cost $1,374,777)					1,369,992

U.S. GOVERNMENT AGENCY OBLIGATIONS — 67.6%

Citigroup Funding, Inc., FDIC Gtd. Notes, Ser. 2, M.T.N.(a)		0.579%	04/30/12	1,500	1,510,414
Federal Home Loan Banks		5.000%	11/17/17	6,400	6,994,835
Federal Home Loan Mortgage Corp.		5.125%	10/18/16	3,250	3,567,301
Federal National Mortgage Association		5.000%	02/13/17	7,700	8,385,824
Financing Corp. FICO, Ser. D-P(c)		4.760%	09/26/19	1,850	1,179,340

Israel Government AID Bond (Israel), Ser. 11-Z(c)	4.470%	05/15/19	1,750	1,164,854
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)	0.535%	12/26/12	395	397,672
PNC Funding Corp., FDIC Gtd. Notes(a)	0.451%	04/01/12	400	401,586
Resolution Funding Corp. Interest Strip(c)	3.990%	07/15/16	1,150	918,959
Resolution Funding Corp. Interest Strip(c)	4.780%	04/15/18	2,365	1,701,131
Tennessee Valley Authority	4.500%	04/01/18	2,000	2,063,220

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,429,624)				28,285,136

U.S. TREASURY OBLIGATIONS — 4.6%

U.S. Treasury Notes	0.875%	01/31/12	290	289,660
U.S. Treasury Notes	2.500%	03/31/15	15	14,958
U.S. Treasury Notes	2.750%	11/30/16	130	126,415
U.S. Treasury Notes	3.625%	02/15/20	5	4,915
U.S. Treasury Strips Coupon(d)(f)	3.740%	02/15/17	1,880	1,490,494

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,884,339)				1,926,442

TOTAL LONG-TERM INVESTMENTS (cost $34,570,782)				34,464,730

SHORT-TERM INVESTMENTS — 17.1%

U.S. TREASURY OBLIGATION — 8.3%
U.S. Treasury Bill (cost $3,498,709)(e)	0.146%	06/10/10	3,500	3,499,034

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 8.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,666,759)(i)	3,666,759	3,666,759

	Notional
	Amount
	(000)#
OUTSTANDING OPTIONS PURCHASED(g)
Call Options
U.S. 2 Yr. Future Options, expiring 5/21/10 @ $108.50 (cost $5,423)	$20	4,531	(h)

TOTAL SHORT-TERM INVESTMENTS (cost $7,170,891)		7,170,324

TOTAL INVESTMENTS — 99.5% (cost $41,741,673)		41,635,054

Other assets in excess of liabilities(j) 0.5%		198,426

NET ASSETS — 100.0%		$41,833,480

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corporation

FICO	Financing Corporation

M.T.N.	Medium Term Note

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.

(b)	Standard & Poor’s Rating

(c)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2010.

(d)	Rate shown reflects the effective yield at March 31, 2010.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Security segregated as collateral for futures contracts.

(g)	Non-income producing security.

(h)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(j)	Other assets in excess of liabilities include, unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Futures contracts outstanding at March 31, 2010:

Number of		Expiration	Value at Trade	Value at	Unrealized
Contracts	Type	Date	Date	March 31, 2010	Appreciation/(Depreciation)(1)
Short Positions:
3	U.S. Long Bond	Jun. 2010	$351,365	$348,375	$2,990
69	U.S. Treasury 10 Yr. Notes	Jun. 2010	8,076,245	8,021,250	54,995
11	U.S. Treasury 2 Yr. Notes	Jun. 2010	2,389,183	2,386,484	2,699
23	U.S. Treasury 5 Yr. Notes	Jun. 2010	2,650,027	2,641,406	8,621
1	U.S. Ultra Bond	Jun. 2010	119,126	119,969	(843)

					$68,462

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Interest rate swap agreements outstanding at March 31, 2010:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed	Floating	Fair	Premiums	Appreciation/
Counterparty	Date	(000)#	Rate	Rate	Value	Paid/(Received)	(Depreciation) (3)
Barclays Bank, PLC(1)	12/31/2016	$470	2.349%	3 month LIBOR	$(21,427)	$—	$(21,427)
Barclays Bank, PLC(1)	12/31/2016	4,000	2.690%	3 month LIBOR	(78,920)	—	(78,920)
Citibank, NA(1)	8/31/2014	3,990	2.591%	3 month LIBOR	(6,261)	—	(6,261)
Citibank, NA(1)	3/12/2015	3,460	2.635%	3 month LIBOR	(7,077)	—	(7,077)
Citibank, NA(1)	2/15/2017	2,000	3.363%	3 month LIBOR	(5,533)	—	(5,533)
Morgan Stanley Capital Services(1)	12/31/2016	1,000	2.732%	3 month LIBOR	(19,480)	—	(19,480)
Morgan Stanley Capital Services(1)	12/31/2016	5,200	3.080%	3 month LIBOR	46,072	—	46,072
Morgan Stanley Capital Services(1)	12/31/2016	750	3.097%	3 month LIBOR	(2,093)	—	(2,093)
Morgan Stanley Capital Services(1)	12/31/2016	950	3.106%	3 month LIBOR	9,890	—	9,890
Morgan Stanley Capital Services(1)	12/31/2016	1,000	3.166%	3 month LIBOR	15,600	—	15,600
Morgan Stanley Capital Services(1)	12/31/2016	550	3.228%	3 month LIBOR	3,207	—	3,207
Morgan Stanley Capital Services(1)	12/31/2016	2,600	3.405%	3 month LIBOR	68,770	—	68,770
Morgan Stanley Capital Services(1)	12/31/2016	2,350	3.785%	3 month LIBOR	133,033	—	133,033
Morgan Stanley Capital Services(2)	12/31/2016	1,400	2.686%	3 month LIBOR	31,598	—	31,598

					$167,379	$—	$167,379

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$2,200,253	$—
Commercial Mortgage-Backed Securities	—	682,907	—
Corporate Bonds	—	1,369,992
U.S. Government Agency Obligations	—	28,285,136	—
U.S. Treasury Obligations	—	5,425,476	—
Affiliated Money Market Mutual Fund	3,666,759	—	—
Purchased Options	4,531	—	—

Other Financial Instruments*
Futures Contracts	68,462	—	—
Interest Rate Swap Agreements	—	(18,871)	186,250

Total	$3,739,752	$37,944,893	$186,250

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate
	Swaps
Balance as of 12/31/09	$(217,207)
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	403,457
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/10	$186,250

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized loss incurred during the period for other financial instruments was $66,125.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 52.3%

ASSET-BACKED SECURITIES — 2.4%

Bank of America Auto Trust, Ser. 2009-1A, Class A2, 144A	Aaa	1.700%	12/15/11	$93	$93,379
Capital Auto Receivables Asset Trust, Ser. 2006-2, Class A3B(a)	AAA(b)	0.290%	05/15/11	60	60,066
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.510%	02/18/14	43	43,449
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	50	50,017
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A2	Aaa	1.210%	01/15/12	100	100,275
Honda Auto Receivables Owner Trust, Ser. 2009-3, Class A2	Aaa	1.500%	08/15/11	50	50,186
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/17/13	100	102,751
USAA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	100	99,994
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	50	51,878

TOTAL ASSET-BACKED SECURITIES (cost $652,723)					651,995

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%

Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A4(a)	Aaa	5.350%	09/10/47	20	20,817
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.405%	11/12/37	100	103,615

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $124,756)					124,432

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.3%

Federal Home Loan Banks(c)		5.000%	11/17/17	1,550	1,694,062
Federal Home Loan Mortgage Corp.		3.750%	03/27/19	1,205	1,175,518
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	1,500	1,642,575
Federal National Mortgage Association(d)		5.375%	06/12/17	2,525	2,795,978
Tennessee Valley Authority		5.500%	07/18/17	950	1,058,246

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,433,566)					8,366,379

U.S. TREASURY OBLIGATIONS — 19.1%

U.S. Treasury Bond		8.000%	11/15/21	520	708,500
U.S. Treasury Strips Coupon(e)		3.670%	11/15/17	5,465	4,152,181
U.S. Treasury Strips Coupon(e)		4.750%	05/15/24	800	412,087

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,298,440)					5,272,768

TOTAL LONG-TERM INVESTMENTS (cost $14,509,485)					14,415,574

SHORT-TERM INVESTMENT — 53.8%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,836,697; includes $1,743,913 of cash collateral received for securities on loan)(f)(g)	14,836,697	14,836,697

TOTAL INVESTMENTS — 106.1% (cost $29,346,182)		29,252,271

Liabilities in excess of other assets(h) (6.1)%		(1,678,044)

NET ASSETS — 100.0%		$27,574,227

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.

(b)	Standard & Poor’s Rating

(c)	All or a portion of security is on loan. The aggregate market value of such securities is $1,722,909; cash collateral of $1,743,913 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate shown reflects the effective yield at reporting date.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:
Futures contracts open at March 31, 2010:

				Value at
Number of		Expiration	Value at Trade	March 31,	Unrealized
Contracts	Type	Date	Date	2010	Appreciation (Depreciation)(1)
Long Positions:
1	2 Year U.S. Treasury Notes	Jun. 10	$216,815	$216,953	$138
4	5 Year U.S. Treasury Notes	Jun. 10	460,982	459,375	(1,607)

					(1,469)

Short Positions:
41	10 Year U.S. Treasury Notes	Jun. 10	4,789,726	4,766,250	23,476
4	U.S. Long Bond	Jun. 10	465,362	464,500	862

					24,338

					$22,869

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Interest rate swap agreements outstanding at March 31, 2010:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty(1)	Date	(000)#	Rate	Rate	Value	Paid/(Received)	(Depreciation)(2)
Barclays Bank PLC	12/31/2017	$5,000	3.795%	3 month LIBOR	$124,500	$—	$124,500
Citibank NA	8/31/2014	3,540	2.591%	3 month LIBOR	(5,555)	—	(5,555)
Citibank NA	2/15/2017	4,890	3.363%	3 month LIBOR	(13,529)	—	(13,529)
Citibank NA	2/15/2017	4,330	3.366%	3 month LIBOR	(11,327)	—	(11,327)
Citibank NA	3/15/2020	750	3.769%	3 month LIBOR	(1,286)	—	(1,286)
Citibank NA	8/15/2025	1,750	4.347%	3 month LIBOR	(1,665)	—	(1,665)
Citibank NA	8/15/2025	930	4.349%	3 month LIBOR	(720)	—	(720)
Morgan Stanley Capital Services	12/31/2017	610	3.567%	3 month LIBOR	—	—	—

					$90,418	$—	$90,418

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value.

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$651,995	$—
Commercial Mortgage-Backed Securities	—	124,432	—
U.S. Government Agency Obligations	—	8,366,379	—
U.S. Treasury Obligations	—	5,272,768	—
Affiliated Money Market Mutual Fund	14,836,697	—	—

Other Financial Instruments*
Futures	22,869	—	—
Interest Rate Swaps	—	(34,082)	124,500

Total	$14,859,566	$14,381,492	$124,500

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 62.1%

ASSET-BACKED SECURITIES — 4.8%

Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.510%	02/18/14	$671	$670,357
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	700	700,236
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.300%	12/15/14	1,000	993,589
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.317%	04/24/14	1,000	993,930
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.317%	12/15/18	1,000	964,429
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	700	710,585
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	700	700,243
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/17/13	700	719,259
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.290%	11/15/15	1,000	984,589

TOTAL ASSET-BACKED SECURITIES (cost $6,974,646)					7,437,217

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%

Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	420	430,502
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.712%	09/11/38	800	833,405
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	370	386,442
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	800	841,598
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	800	821,095
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	500	516,200
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	690	697,511
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	900	926,291
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	900	934,302
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	350	360,859
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.860%	04/15/45	800	824,180
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	1,000	1,015,261
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A2	Aaa	5.629%	02/12/51	800	830,095
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	310	321,272
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	900	918,836
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	850	876,462
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	525	536,504
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	400	414,095
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(a)	Aaa	5.290%	12/15/44	800	825,000
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	872	884,049
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C26, Class A2	Aaa	5.935%	06/15/45	450	456,903
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	400	414,583
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	540	559,425

Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	5.857%	02/15/51	800	838,800

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,582,046)					16,463,670

CORPORATE BONDS — 7.3%

Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	6.000%	03/15/19	300	330,959

Banking — 1.6%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	185	224,072
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375%	05/15/14	400	449,816
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	6.750%	05/22/19	255	282,105
Citigroup, Inc.	A3	8.500%	05/22/19	200	233,437
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	50	49,537
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	275	303,478
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	375	401,706
Rabobank Nederland NV, Sr. Unsec’d. Notes, 144A (Netherlands)	Aaa	4.200%	05/13/14	425	446,906

					2,391,057

Capital Goods — 0.3%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	355	382,892

Consumer — 0.5%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	300	328,369
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	4.600%	01/15/14	425	456,633

					785,002

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	125	131,499

Energy — Integrated — 0.6%
Cenovus Energy, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Baa2	5.700%	10/15/19	450	473,180
Husky Energy, Inc., Sr. Unsec’d. Notes (Canada)	Baa2	7.250%	12/15/19	75	86,873
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	4.300%	09/22/19	250	246,499
Statoilhydro ASA, Gtd. Notes (Norway)	Aa2	5.250%	04/15/19	160	167,092

					973,644

Foods — 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	225	267,611
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125%	01/15/19	125	130,973
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	450	476,300
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	02/15/19	525	563,124
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	309,231

					1,747,239

Healthcare & Pharmaceutical — 0.6%
Novartis Securities Investment Ltd., Gtd. Notes, (Bermuda)	Aa2	5.125%	02/10/19	250	264,970
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.200%	03/15/19	250	282,370
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	275	303,910

					851,250

Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.500%	09/15/18	290	323,601
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	290	338,622

					662,223

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	09/15/19	160	166,191

Non Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	200	211,334

Pipelines & Other — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	170	208,567

Retailers — 0.5%
CVS Caremark Corp., Notes	Baa2	6.600%	03/15/19	315	352,175
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	415	414,863

					767,038

Technology — 0.1%
Xerox Corp., Sr. Notes	Baa2	5.625%	12/15/19	200	205,577

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.800%	02/15/19	500	534,474
Telecom Italia Capital SA, Gtd. Notes, (Luxembourg)	Baa2	7.175%	06/18/19	290	313,085
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	255	282,338

					1,129,897

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	275	334,161

TOTAL CORPORATE BONDS (cost $10,377,709)					11,278,530

MUNICIPAL BOND — 0.2%

State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	Baa1	5.450%	04/01/15	250	256,600

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.4%
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.535%	12/26/12	13,610	13,702,072
PNC Funding Corp., FDIC Gtd. Notes(a)		0.451%	04/01/12	26,800	26,906,262

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $40,410,000)					40,608,334

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 0.8%

Federal National Mortgage Association		5.000%	TBA 30 YR	1,000	1,031,562
Federal National Mortgage Association		5.500%	TBA 30 YR	250	263,477

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,300,391)					1,295,039

U.S. TREASURY OBLIGATIONS — 11.9%

U.S. Treasury Bonds		4.375%	11/15/39	830	784,869
U.S. Treasury Bonds		7.500%	11/15/16	1,750	2,210,059
U.S. Treasury Bonds		8.125%	08/15/21	675	926,227
U.S. Treasury Notes		0.875%	02/29/12	350	349,275
U.S. Treasury Notes		2.500%	03/31/15	3,095	3,086,303
U.S. Treasury Notes		2.750%	11/30/16	1,070	1,040,492
U.S. Treasury Notes		3.625%	02/15/20	15	14,745
U.S. Treasury Strips Coupon(d)		3.880%	11/15/18	1,400	1,002,515
U.S. Treasury Strips Coupon(d)(e)		4.750%	05/15/24	7,390	3,806,655
U.S. Treasury Strips Coupon(d)		4.750%	11/15/24	775	387,333
U.S. Treasury Strips Coupon(d)		4.770%	08/15/24	2,715	1,377,738
U.S. Treasury Strips Coupon(d)		5.190%	05/15/20	920	599,984
U.S. Treasury Strips Coupon(d)		6.910%	05/15/25	1,400	679,477
U.S. Treasury Strips Principal(c)		6.070%	02/15/23	3,840	2,141,898

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,413,917)					18,407,570

TOTAL LONG-TERM INVESTMENTS (cost $91,310,254)					95,746,960

Shares
SHORT-TERM INVESTMENTS — 29.2%

AFFILIATED MUTUAL FUND — 29.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $44,944,054)(f)	44,944,054	44,944,054

	Notional
	Amount
	(000)#
OUTSTANDING OPTION PURCHASED(g)
Call Option
U.S. 2 Yr. Future Options, expiring 5/21/10 @ $108.50 (cost $14,650)	$54	12,234	(h)

TOTAL SHORT-TERM INVESTMENTS (cost $44,958,704)		44,956,288

TOTAL INVESTMENTS — 91.3% (cost $136,268,958)		140,703,248

Other assets in excess of liabilities(i) 8.7%		13,435,227

NET ASSETS — 100.0%		$154,138,475

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corporation

GO	General Obligation

MTN	Medium Term Note

TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.

(b)	Standard & Poor’s Rating

(c)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2010.

(d)	Rate shown reflects the effective yield at March 31, 2010.

(e)	Security segregated as collateral for futures contracts.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(g)	Non-income producing security.

(h)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of March 31, 2010.

(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at March 31, 2010:

				Value at
Number of		Expiration	Value at Trade	March 31,	Unrealized
Contracts	Type	Date	Date	2010	Appreciation (Depreciation)(1)
Short Positions:
107	10 Year U.S. Treasury Notes	Jun. 10	$12,503,387	$12,438,750	$64,637
4	2 Year U.S. Treasury Notes	Jun. 10	867,612	867,813	(201)
43	5 Year U.S. Treasury Notes	Jun. 10	4,960,220	4,938,281	21,939
96	U.S. Long Bonds	Jun. 10	11,176,906	11,148,000	28,906
4	U.S. Ultra Bonds	Jun. 10	476,505	479,875	(3,370)

					$111,911

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

Interest rate swap agreements outstanding at March 31, 2010:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed	Floating	Fair	Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid/(Received)	(Depreciation)(c)
Citibank, NA(a)	3/31/2012	$5,500	1.311%	3 month LIBOR	$1,267	$—	$1,267
Citibank, NA(a)	8/31/2014	340	2.591%	3 month LIBOR	(533)	—	(533)
Citibank, NA(a)	2/15/2017	1,780	3.363%	3 month LIBOR	(4,925)	—	(4,925)
Citibank, NA(a)	2/15/2017	6,470	3.366%	4 month LIBOR	(16,925)		(16,925)
Citibank, NA(a)	12/31/2018	4,855	4.313%	3 month LIBOR	476,011	—	476,011
Citibank, NA(a)	3/15/2020	2,500	3.769%	3 month LIBOR	(4,287)		(4,287)
Citibank, NA(a)	8/15/2025	2,670	4.349%	3 month LIBOR	(2,068)	—	(2,068)
Deutsche Bank AG (a)	12/31/2018	4,997	4.383%	3 month LIBOR	588,607	—	588,607
JPMorgan Chase Bank(a)	12/31/2018	26,200	4.097%	3 month LIBOR	1,868,843	—	1,868,843
JPMorgan Chase Bank(a)	12/31/2018	7,210	4.197%	3 month LIBOR	608,838	—	608,838
JPMorgan Chase Bank(a)	12/31/2018	2,550	4.205%	3 month LIBOR	212,637	—	212,637
JPMorgan Chase Bank(a)	12/31/2018	6,501	4.361%	3 month LIBOR	675,895	—	675,895
JPMorgan Chase Bank(a)	12/31/2018	3,701	4.366%	3 month LIBOR	372,884	—	372,884
JPMorgan Chase Bank(a)	12/31/2018	1,510	4.591%	3 month LIBOR	198,230	—	198,230
JPMorgan Chase Bank(a)	12/31/2018	839	4.636%	3 month LIBOR	114,721	—	114,721
JPMorgan Chase Bank(a)	12/31/2018	2,654	4.744%	3 month LIBOR	402,789	—	402,789
JPMorgan Chase Bank(a)	12/31/2018	3,200	4.826%	3 month LIBOR	513,290	—	513,290
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	1,600	3.015%	3 month LIBOR	(61,484)	—	(61,484)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	5,600	3.029%	3 month LIBOR	(204,784)	—	(204,784)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	31,600	3.029%	3 month LIBOR	(1,182,360)	—	(1,182,360)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	4,800	3.031%	3 month LIBOR	(174,511)	—	(174,511)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	8,100	3.336%	3 month LIBOR	(70,357)	—	(70,357)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	1,000	3.393%	3 month LIBOR	(3,314)	—	(3,314)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	8,100	4.049%	3 month LIBOR	443,162	—	443,162
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	21,000	4.206%	3 month LIBOR	1,790,499	—	1,790,499
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	11,680	4.208%	3 month LIBOR	998,817	—	998,817
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	2,500	4.225%	3 month LIBOR	175,354	—	175,354
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	10,500	4.249%	3 month LIBOR	926,241	—	926,241
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	29,000	4.458%	3 month LIBOR	3,270,093	—	3,270,093
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	6,950	4.595%	3 month LIBOR	899,637	—	899,637
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	14,600	2.556%	3 month LIBOR	(1,173,641)	—	(1,173,641)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	3,500	3.000%	3 month LIBOR	(141,039)	—	(141,039)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	7,100	3.063%	3 month LIBOR	(243,355)	—	(243,355)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	2,300	3.071%	3 month LIBOR	(76,524)	—	(76,524)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	2,800	3.107%	3 month LIBOR	(91,893)	—	(91,893)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	6,100	3.256%	3 month LIBOR	(100,926)	—	(100,926)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	14,700	4.024%	3 month LIBOR	775,026	—	775,026
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	2,500	4.240%	3 month LIBOR	167,483	—	167,483
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	4,000	4.285%	3 month LIBOR	311,198	—	311,198
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	2,700	4.287%	3 month LIBOR	210,107	—	210,107
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	7,700	4.295%	3 month LIBOR	606,322	—	606,322
Deutsche Bank AG(b)	11/15/2019	1,660	4.546%	3 month LIBOR	(191,831)	—	(191,831)
Deutsche Bank AG(b)	5/15/2020	1,578	4.246%	3 month LIBOR	(115,639)	—	(115,639)
Deutsche Bank AG(b)	5/15/2021	1,548	4.419%	3 month LIBOR	(128,024)	—	(128,024)
Deutsche Bank AG(b)	5/15/2021	1,543	4.446%	3 month LIBOR	(133,171)	—	(133,171)
JPMorgan Chase Bank(b)	12/10/2011	1,000	2.335%	3 month LIBOR	(30,031)	—	(30,031)
JPMorgan Chase Bank(b)	10/27/2013	11,760	3.535%	3 month LIBOR	(758,281)	—	(758,281)
JPMorgan Chase Bank(b)	12/31/2018	16,700	2.228%	3 month LIBOR	1,831,301	—	1,831,301
JPMorgan Chase Bank(b)	12/31/2018	2,501	2.353%	3 month LIBOR	246,391	—	246,391
JPMorgan Chase Bank(b)	12/31/2018	6,478	3.372%	3 month LIBOR	4,518	—	4,518
JPMorgan Chase Bank(b)	12/31/2018	10,001	4.114%	3 month LIBOR	(752,288)	—	(752,288)

JPMorgan Chase Bank(b)	12/31/2018	4,541	4.619%	3 month LIBOR	(588,166)	—	(588,166)
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	2,000	2.778%	3 month LIBOR	119,860	—	119,860
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	1,000	2.907%	3 month LIBOR	47,845	—	47,845
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	1,800	3.160%	3 month LIBOR	44,623	—	44,623
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	7,400	3.164%	3 month LIBOR	190,816	—	190,816
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	1,000	4.026%	3 month LIBOR	(45,972)	—	(45,972)
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	4,600	4.053%	3 month LIBOR	(247,239)	—	(247,239)
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	3,000	4.155%	3 month LIBOR	(189,792)	—	(189,792)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	16,000	2.871%	3 month LIBOR	863,075	—	863,075
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	3,300	3.003%	3 month LIBOR	140,106	—	140,106
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,400	3.011%	3 month LIBOR	58,010	—	58,010
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.098%	3 month LIBOR	33,694	—	33,694
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	5,000	3.117%	3 month LIBOR	153,912	—	153,912
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	3,000	3.126%	3 month LIBOR	89,367	—	89,367
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.333%	3 month LIBOR	12,798	—	12,798
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	2,000	3.357%	3 month LIBOR	20,553	—	20,553
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.387%	3 month LIBOR	8,199	—	8,199
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,200	3.406%	3 month LIBOR	6,135	—	6,135
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,200	3.451%	3 month LIBOR	1,091	—	1,091
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,600	3.454%	3 month LIBOR	19,064	—	19,064
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	4,400	3.524%	3 month LIBOR	18,105	—	18,105
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	850	3.588%	3 month LIBOR	(1,209)	—	(1,209)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	2,900	3.633%	3 month LIBOR	(32,455)	—	(32,455)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	700	3.668%	3 month LIBOR	(5,898)	—	(5,898)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.687%	3 month LIBOR	(7,637)		(7,637)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	2,000	3.729%	3 month LIBOR	(31,811)	—	(31,811)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.734%	3 month LIBOR	(14,596)	—	(14,596)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,400	3.741%	3 month LIBOR	(24,505)	—	(24,505)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	370	3.788%	3 month LIBOR	(8,396)	—	(8,396)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.797%	3 month LIBOR	(23,032)	—	(23,032)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	4,000	3.805%	3 month LIBOR	(97,608)	—	(97,608)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,300	3.814%	3 month LIBOR	(31,698)	—	(31,698)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	2,000	3.831%	3 month LIBOR	(58,155)	—	(58,155)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,500	3.870%	3 month LIBOR	(47,881)	—	(47,881)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.898%	3 month LIBOR	(32,412)	—	(32,412)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.920%	3 month LIBOR	(36,512)	—	(36,512)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	4,500	3.954%	3 month LIBOR	(179,748)	—	(179,748)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	565	3.970%	3 month LIBOR	(22,744)	—	(22,744)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	620	4.036%	3 month LIBOR	(31,749)	—	(31,749)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	3,200	4.059%	3 month LIBOR	(176,873)	—	(176,873)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	10,000	4.109%	3 month LIBOR	(608,080)	—	(608,080)

					$12,311,055	$—	$12,311,055

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010. # Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$7,437,217	$—
Commercial Mortgage-Backed Securities	—	16,463,670	—
Corporate Bonds	—	11,278,530	—
Municipal Bond	—	256,600	—
U.S. Government Agency Obligations	—	40,608,334	—
U.S. Government Mortgage-Backed Obligations	—	1,295,039	—
U.S. Treasury Obligations	—	18,407,570	—
Affiliated Money Market Mutual Fund	44,944,054	—	—
Outstanding Option Purchased	—	12,234	—

Other Financial Instruments*	—	—	—
Futures Contracts	111,911	—	—
Interest Rate Swap Agreements	—	12,311,055	—

Total	$45,055,965	$108,070,249	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Moody’s	Interest		Principal
	Ratings†	Rate	Maturity Date	Amount (000)#	Value
LONG-TERM INVESTMENTS — 56.2%

ASSET-BACKED SECURITIES — 5.0%

Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.300%	12/15/14	$1,000	$993,589
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.317%	04/24/14	1,000	993,930
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.317%	12/15/18	1,000	964,429
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	500	507,561
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	500	500,173
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/17/13	500	513,757
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.290%	11/15/15	1,000	984,589

TOTAL ASSET-BACKED SECURITIES (cost $4,995,273)					5,458,028

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.9%

Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	280	287,002
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.712%	09/11/38	500	520,878
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	275	287,220
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	500	525,999
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	500	513,185
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	235	242,614
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	502	507,281
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	500	514,606
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	400	415,245
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	350	360,859
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.860%	04/15/45	600	618,135
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	750	761,446
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A2	Aaa	5.629%	02/12/51	500	518,809
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	200	207,272
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	550	561,511
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	400	412,453
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	355	362,779
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	300	310,571
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(a)	Aaa	5.290%	12/15/44	600	618,750
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	523	530,430
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C26, Class A2	Aaa	5.935%	06/15/45	300	304,602
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	300	310,937
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	450	466,187
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	5.857%	02/15/51	500	524,250

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,760,930)					10,683,021

CORPORATE BONDS — 7.0%

Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	6.000%	03/15/19	225	248,220

Banking — 1.5%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	120	145,344
Bank of America Corp., Sr. Unsec’d. Notes, M.T.N.	A2	7.375%	05/15/14	250	281,135
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	165	182,539
Citigroup, Inc.	A3	8.500%	05/22/19	150	175,078
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, M.T.N.	A1	5.375%	03/15/20	35	34,676
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	175	193,122
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	6.000%	04/28/15	245	262,448
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	275	289,174

					1,563,516

Capital Goods — 0.3%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	245	264,249

Consumer — 0.5%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	200	218,913
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	4.600%	01/15/14	300	322,329

					541,242

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	100	105,199

Energy — Integrated — 0.6%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	5.700%	10/15/19	300	315,453
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	50	57,915
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	175	172,550
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	100	104,433

					650,351

Foods — 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	175	208,142
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125%	01/15/19	90	94,301
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	300	317,533
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	02/15/19	350	375,416
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	224,895

					1,220,287

Healthcare & Pharmaceutical — 0.5%
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	165	174,880
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.200%	03/15/19	180	203,307
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	180	198,923

					577,110

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.500%	09/15/18	190	212,014

Insurance — 0.2%
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	190	221,856

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	09/15/19	100	103,869

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, M.T.N.	Aa2	6.000%	08/07/19	150	158,500

Pipelines & Other — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	125	153,358

Retailers — 0.5%
CVS Caremark Corp., Notes	Baa2	6.600%	03/15/19	235	262,734
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	305	304,899

					567,633

Technology — 0.2%
Xerox Corp., Sr. Notes	Baa2	5.625%	12/15/19	150	154,183

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.800%	02/15/19	350	374,131
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	180	194,329

					568,460

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	185	224,799

TOTAL CORPORATE BONDS (cost $6,940,299)					7,534,846

MUNICIPAL BOND — 0.1%
State of California G.O., Taxable Var. Purp. 3 (cost $125,772)	Baa1	5.450%	04/01/15	125	128,300

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.5%

Financing Corp., Ser. D-P(c)		4.760%	09/26/19	1,000	637,481
Israel Government AID Bond (Israel)(c)		5.800%	03/15/20	1,000	630,610
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.535%	12/26/12	8,750	8,809,194
PNC Funding Corp., FDIC Gtd. Notes(a)		0.451%	04/01/12	18,400	18,472,956

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,449,965)					28,550,241

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 1.0%

Federal National Mortgage Association		5.000%	TBA 30 YR	500	515,781
Federal National Mortgage Association		5.500%	TBA 30 YR	500	526,953

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,045,352)					1,042,734

U.S. TREASURY OBLIGATIONS — 6.7%

U.S. Treasury Bonds		7.500%	11/15/16	150	189,434
U.S. Treasury Bonds		7.625%	02/15/25	410	557,087
U.S. Treasury Bonds		8.125%	08/15/21	475	651,789
U.S. Treasury Notes		0.875%	02/29/12	250	249,482
U.S. Treasury Notes		2.500%	03/31/15	35	34,902
U.S. Treasury Notes		2.750%	11/30/16	760	739,041
U.S. Treasury Notes		3.625%	02/15/20	10	9,830
U.S. Treasury Strips Coupon(d)(f)		4.750%	05/15/24	5,220	2,688,869
U.S. Treasury Strips Coupon(d)		4.750%	11/15/24	470	234,899
U.S. Treasury Strips Coupon(d)		4.770%	08/15/24	785	398,351
U.S. Treasury Strips Coupon(d)		5.190%	05/15/20	560	365,207
U.S. Treasury Strips Coupon(d)		6.910%	05/15/25	500	242,671
U.S. Treasury Strips Principal(c)		6.070%	02/15/23	1,525	850,624

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,265,990)					7,212,186

TOTAL LONG-TERM INVESTMENTS (cost $57,583,581)					60,609,356

SHORT-TERM INVESTMENTS — 37.2%

U.S. TREASURY OBLIGATION — 6.9%
U.S. Treasury Bill (cost $7,497,232)(e)		0.146%	06/10/10	7,500	7,497,930

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 30.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $32,651,154)(i)	32,651,154	32,651,154

	Notional
	Amount
	(000)#
OUTSTANDING OPTION PURCHASED(g)
Call Option
U.S. 2 Yr. Future Option, expiring 5/21/10 @ $108.50 (cost $10,312)	$38	8,609	(h)

TOTAL SHORT-TERM INVESTMENTS (cost $40,158,698)		40,157,693

TOTAL INVESTMENTS — 93.4% (cost $97,742,279)		100,767,049

Other assets in excess of liabilities(j) 6.6%		7,081,176

NET ASSETS—100.0%		$107,848,225

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corporation

G.O.	General Obligation

M.T.N.	Medium Term Note

TBA	To Be Announced

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.

(b)	Standard & Poor’s Rating

(c)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2010.

(d)	Rate shown reflects the effective yield at March 31, 2010.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Security segregated as collateral for futures contracts.

(g)	Non-income producing security.

(h)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(j)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:
Futures contracts outstanding at March 31, 2010:

				Value at
Number of		Expiration	Value at Trade	March 31,	Unrealized
Contracts	Type	Date	Date	2010	Appreciation/(Depreciation)(1)
Short Positions:
60	U.S. Long Bond	Jun. 2010	$6,993,895	$6,967,500	$26,395
14	U.S. Treasury 10 Yr. Notes	Jun. 2010	1,626,361	1,627,500	(1,139)
14	U.S. Treasury 2 Yr. Notes	Jun. 2010	3,041,454	3,037,344	4,110
119	U.S. Treasury 5 Yr. Notes	Jun. 2010	13,676,183	13,666,406	9,777
3	U.S. Ultra Bond	Jun. 2010	357,379	359,906	(2,527)

					$36,616

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

Interest rate swap agreements outstanding at March 31, 2010:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation/
Counterparty	Date	(000)#	Rate	Rate	Value	Paid/(Received)	(Depreciation)(3)
Citibank, NA(1)	3/12/2012	$2,650	1.118%	3 month LIBOR	$509	$—	$509
Citibank, NA(1)	8/31/2014	230	2.591%	3 month LIBOR	(361)	—	(361)
Citibank, NA(1)	3/12/2015	4,840	2.635%	3 month LIBOR	(9,899)	—	(9,899)
Citibank, NA(1)	2/15/2017	4,550	3.363%	3 month LIBOR	(12,588)	—	(12,588)
Deutsche Bank AG(1)	12/31/2019	4,995	4.476%	3 month LIBOR	596,559	—	596,559
Deutsche Bank AG(2)	11/15/2019	957	4.546%	3 month LIBOR	(110,547)	—	(110,547)
Deutsche Bank AG(2)	5/15/2020	957	4.246%	3 month LIBOR	(70,105)	—	(70,105)
Deutsche Bank AG(2)	5/15/2021	892	4.419%	3 month LIBOR	(73,777)	—	(73,777)
Deutsche Bank AG(2)	5/15/2021	889	4.446%	3 month LIBOR	(76,743)	—	(76,743)
JPMorgan Chase Bank(1)	12/31/2019	10,600	4.137%	3 month LIBOR	665,819	—	665,819
JPMorgan Chase Bank(1)	12/31/2019	5,220	4.256%	3 month LIBOR	413,548	—	413,548
JPMorgan Chase Bank(1)	12/31/2019	2,200	4.383%	3 month LIBOR	202,604	—	202,604
JPMorgan Chase Bank(1)	12/31/2019	7,050	4.424%	3 month LIBOR	711,046	—	711,046
JPMorgan Chase Bank(1)	12/31/2019	8,000	4.615%	3 month LIBOR	967,541	—	967,541
JPMorgan Chase Bank(1)	12/31/2019	1,780	4.655%	3 month LIBOR	233,061	—	233,061
JPMorgan Chase Bank(1)	12/31/2019	934	4.690%	3 month LIBOR	126,767	—	126,767
JPMorgan Chase Bank(1)	12/31/2019	3,995	4.700%	3 month LIBOR	556,047	—	556,047
JPMorgan Chase Bank(1)	12/31/2019	2,159	4.795%	3 month LIBOR	328,302	—	328,302
JPMorgan Chase Bank(1)	12/31/2019	5,376	4.805%	3 month LIBOR	821,878	—	821,878
JPMorgan Chase Bank(1)	12/31/2019	3,700	4.886%	3 month LIBOR	600,436	—	600,436
JPMorgan Chase Bank(2)	12/10/2011	700	2.335%	3 month LIBOR	(21,021)	—	(21,021)
JPMorgan Chase Bank(2)	10/27/2013	8,140	3.535%	3 month LIBOR	(524,864)	—	(524,864)
JPMorgan Chase Bank(2)	12/31/2019	2,701	4.144%	3 month LIBOR	(177,378)	—	(177,378)
JPMorgan Chase Bank(2)	12/31/2019	7,300	4.670%	3 month LIBOR	(933,231)	—	(933,231)
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	1,250	3.108%	3 month LIBOR	(63,115)	—	(63,115)
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	22,200	3.119%	3 month LIBOR	(1,114,705)	—	(1,114,705)
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	2,500	3.392%	3 month LIBOR	(56,283)	—	(56,283)
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	3,000	4.159%	3 month LIBOR	159,709	—	159,709
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	10,500	4.265%	3 month LIBOR	841,227	—	841,227
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	2,200	4.318%	3 month LIBOR	150,667	—	150,667
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	4,600	4.500%	3 month LIBOR	497,236	—	497,236
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	14,000	4.635%	3 month LIBOR	1,763,577	—	1,763,577
Merrill Lynch Capital Services, Inc.(2)	12/31/2019	1,300	3.224%	3 month LIBOR	52,681	—	52,681
Merrill Lynch Capital Services, Inc.(2)	12/31/2019	500	3.237%	3 month LIBOR	18,839	—	18,839
Merrill Lynch Capital Services, Inc.(2)	12/31/2019	300	4.159%	3 month LIBOR	(15,528)	—	(15,528)
Morgan Stanley Capital Services(1)	12/31/2019	4,600	2.634%	3 month LIBOR	(450,496)	—	(450,496)
Morgan Stanley Capital Services(1)	12/31/2019	9,200	3.072%	3 month LIBOR	(507,048)	—	(507,048)
Morgan Stanley Capital Services(1)	12/31/2019	3,500	3.123%	3 month LIBOR	(174,126)	—	(174,126)
Morgan Stanley Capital Services(1)	12/31/2019	2,900	3.143%	3 month LIBOR	(137,819)	—	(137,819)
Morgan Stanley Capital Services(1)	12/31/2019	4,800	3.322%	3 month LIBOR	(143,468)	—	(143,468)
Morgan Stanley Capital Services(1)	12/31/2019	2,200	3.327%	3 month LIBOR	(66,098)	—	(66,098)
Morgan Stanley Capital Services(1)	12/31/2019	10,100	3.352%	3 month LIBOR	(269,255)	—	(269,255)
Morgan Stanley Capital Services(1)	12/31/2019	2,000	3.419%	3 month LIBOR	(39,855)	—	(39,855)
Morgan Stanley Capital Services(1)	12/31/2019	1,300	3.774%	3 month LIBOR	11,765	—	11,765
Morgan Stanley Capital Services(1)	12/31/2019	7,800	4.189%	3 month LIBOR	444,948	—	444,948
Morgan Stanley Capital Services(1)	12/31/2019	1,600	4.385%	3 month LIBOR	124,164	—	124,164
Morgan Stanley Capital Services(1)	12/31/2019	2,200	4.389%	3 month LIBOR	171,597	—	171,597
Morgan Stanley Capital Services(1)	12/31/2019	1,500	4.494%	3 month LIBOR	133,657	—	133,657
Morgan Stanley Capital Services(2)	12/31/2019	13,000	2.959%	3 month LIBOR	886,614	—	886,614
Morgan Stanley Capital Services(2)	12/31/2019	2,200	3.091%	3 month LIBOR	121,871	—	121,871
Morgan Stanley Capital Services(2)	12/31/2019	1,500	3.102%	3 month LIBOR	81,832	—	81,832
Morgan Stanley Capital Services(2)	12/31/2019	1,500	3.110%	3 month LIBOR	80,827	—	80,827
Morgan Stanley Capital Services(2)	12/31/2019	1,000	3.157%	3 month LIBOR	49,263	—	49,263
Morgan Stanley Capital Services(2)	12/31/2019	9,000	3.176%	3 month LIBOR	412,791	—	412,791
Morgan Stanley Capital Services(2)	12/31/2019	3,200	3.193%	3 month LIBOR	145,468	—	145,468
Morgan Stanley Capital Services(2)	12/31/2019	1,950	3.193%	3 month LIBOR	86,029	—	86,029
Morgan Stanley Capital Services(2)	12/31/2019	700	3.355%	3 month LIBOR	21,111	—	21,111
Morgan Stanley Capital Services(2)	12/31/2019	600	3.436%	3 month LIBOR	13,041	—	13,041
Morgan Stanley Capital Services(2)	12/31/2019	2,000	3.449%	3 month LIBOR	40,320	—	40,320
Morgan Stanley Capital Services(2)	12/31/2019	1,000	3.496%	3 month LIBOR	14,877	—	14,877

Morgan Stanley Capital Services(2)	12/31/2019	1,000	3.555%	3 month LIBOR	8,726	—	8,726
Morgan Stanley Capital Services(2)	12/31/2019	300	3.585%	3 month LIBOR	5,167	—	5,167
Morgan Stanley Capital Services(2)	12/31/2019	1,400	3.628%	3 month LIBOR	16,054	—	16,054
Morgan Stanley Capital Services(2)	12/31/2019	200	3.677%	3 month LIBOR	1,413	—	1,413
Morgan Stanley Capital Services(2)	12/31/2019	400	3.780%	3 month LIBOR	(1,290)	—	(1,290)
Morgan Stanley Capital Services(2)	12/31/2019	535	3.836%	3 month LIBOR	(4,832)	—	(4,832)
Morgan Stanley Capital Services(2)	12/31/2019	1,000	3.843%	3 month LIBOR	(11,923)	—	(11,923)
Morgan Stanley Capital Services(2)	12/31/2019	1,000	3.892%	3 month LIBOR	(17,360)	—	(17,360)
Morgan Stanley Capital Services(2)	12/31/2019	1,000	4.005%	3 month LIBOR	(28,991)	—	(28,991)
Morgan Stanley Capital Services(2)	12/31/2019	2,500	4.052%	3 month LIBOR	(90,345)	—	(90,345)
Morgan Stanley Capital Services(2)	12/31/2019	1,000	4.191%	3 month LIBOR	(56,237)	—	(56,237)
Morgan Stanley Capital Services(2)	12/31/2019	6,900	4.222%	3 month LIBOR	(415,714)	—	(415,714)
Morgan Stanley Capital Services(2)	12/31/2019	2,500	4.262%	3 month LIBOR	(157,858)	—	(157,858)
Morgan Stanley Capital Services(2)	12/31/2019	2,200	4.459%	3 month LIBOR	(188,727)	—	(188,727)

					$6,558,001	$—	$6,558,001

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,458,028	$—
Commercial Mortgage-Backed Securities	—	10,683,021	—
Corporate Bonds	—	7,534,846	—
Municipal Bond	—	128,300	—
U.S. Government Agency Obligations	—	28,550,241	—
U.S. Government Mortgage-Backed Obligations	—	1,042,734	—
U.S. Treasury Obligations	—	14,710,116	—
Affiliated Money Market Mutual Fund	32,651,154	—	—
Purchased Options	8,609	—	—
Other Financial Instruments*
Futures	36,616	—	—
Interest Rate Swaps	—	6,558,001	—

Total	$32,696,379	$74,665,287	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 68.6%

ASSET-BACKED SECURITIES — 5.6%
BA Credit Card Trust, Ser. 2006-A14, Class A14(a)	Aaa	0.290%	04/15/16	$60	$58,890
Bank of America Auto Trust, Ser. 2009-1A, Class A2, 144A	Aaa	1.700%	12/15/11	140	140,068
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	60	60,448
Capital Auto Receivables Asset Trust, Ser. 2006-2, Class A3B(a)	AAA(b)	0.290%	05/15/11	173	172,689
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	200	200,067
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.430%	05/15/15	40	41,102
Citibank Credit Card Issuance Trust, Ser. 2009-A5, Class A5	Aaa	2.250%	12/23/14	50	50,291
Ford Credit Auto Owner Trust, Ser. 2007-B, Class A3A	Aaa	5.150%	11/15/11	42	42,668
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	150	152,268
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	50	51,034
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	100	100,035
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790%	01/15/13	50	51,139
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/17/13	200	205,503
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3B(a)	Aaa	0.630%	01/17/12	29	29,355
USA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	200	199,988
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3B(a)	Aaa	1.580%	04/15/13	100	100,728
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020%	01/16/12	60	60,137

TOTAL ASSET-BACKED SECURITIES (cost $1,715,468)					1,716,410

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	52	52,842
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	250	255,223
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.405%	11/12/37	100	103,615

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $412,277)					411,680

CORPORATE BONDS — 3.0%

Banking — 0.5%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	60	72,672
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.500%	05/22/19	75	87,539

					160,211

Brokerage — 0.6%
Merrill Lynch & Co., Inc., Notes, M.T.N.	A2	6.875%	04/25/18	75	80,825
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	5.950%	12/28/17	100	102,737

					183,562

Capital Goods — 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	04/15/20	70	70,323

Energy — Other — 0.3%
Weatherford International, Inc., Gtd. Notes	Baa1	6.350%	06/15/17	75	80,548

Food — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	5.000%	04/15/20	100	100,308

Healthcare & Pharmaceutical — 0.5%
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%	03/15/20	100	99,521
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	50	55,256

					154,777

Media & Entertainment — 0.2%
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	55	53,737

Non Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, M.T.N.	Aa2	6.000%	08/07/19	75	79,250

Pipelines & Other — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	55	55,112

TOTAL CORPORATE BONDS (cost $936,626)					937,828

U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.9%
Federal National Mortgage Association		5.375%	06/12/17	2,000	2,214,636
Federal National Mortgage Association(c)		6.250%	05/15/29	1,000	1,129,823
Financing Corp. FICO, Ser. D-P(d)		4.760%	09/26/19	4,150	2,645,546
Israel Government AID Bond (Israel)(d)		5.800%	03/15/20	3,000	1,891,830
Israel Government AID Bond (Israel), Ser. 11-Z(d)		4.470%	05/15/19	1,100	732,194
Residual Funding Corp. Interest — Strip(d)		5.870%	07/15/20	10,800	6,693,991
Residual Funding Corp. Interest — Strip(d)		6.020%	01/15/21	3,500	2,108,642

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,813,492)					17,416,662

U.S. TREASURY OBLIGATIONS — 1.8%

U.S. Treasury Notes(e)		0.875%	01/31/12	320	319,625
U.S. Treasury Notes		2.500%	03/31/15	10	9,972
U.S. Treasury Notes		2.750%	11/30/16	220	213,933

TOTAL U.S. TREASURY OBLIGATIONS (cost $545,945)					543,530

TOTAL LONG-TERM INVESTMENTS (cost $21,423,808)					21,026,110

SHORT-TERM INVESTMENTS — 32.0%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,793,649)(f)	9,794,649	9,793,649

	Notional
	Amount
	(000)#
OPTION PURCHASED(g)
Call Option
U.S. 2 Yr. Future Options, expiring 5/21/10 @ $108.50 (cost $4,339)	$16	3,625	(h)

TOTAL SHORT-TERM INVESTMENTS (cost $9,797,988)		9,797,274

TOTAL INVESTMENTS — 100.6% (cost $31,221,796)		30,823,384

Liabilities in excess of other assets(i) — (0.6)%		(193,979)

NET ASSETS — 100.0%		$30,629,405

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

M.T.N.	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.

(b)	Standard & Poor’s Rating

(c)	Security segregated as collateral for swap contracts.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2010.

(e)	Security segregated as collateral for futures contracts.

(f)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(g)	Non-income producing security.

(h)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:
Futures contracts open at March 31, 2010:

					Unrealized
Number of		Expiration	Value at Trade	Value at	Appreciation
Contracts	Type	Date	Date	March 31,2010	(Depreciation)(1)
Long Positions:
5	U.S. Treasury 2 Year Notes	Jun. 10	$1,085,266	$1,084,765	$(501)
1	U.S. Treasury 5 Year Notes	Jun. 10	114,657	114,844	187

					(314)

Short Positions:
120	U.S. Treasury 10 Year Notes	Jun. 10	$14,041,377	$13,950,000	$91,877
62	U.S. Long Bonds	Jun. 10	7,233,986	7,199,750	34,236
1	U.S. Ultra Treasury Bonds	Jun. 10	119,126	119,970	(844)

					125,269

					$124,955

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Interest rate swap agreements outstanding at March 31, 2010:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid/(Received)	(Depreciation)(2)
Barclay Bank, PLC(1)	12/31/2020	$2,600	2.952%	3 month LIBOR	$(230,568)	$—	$(230,568)
Morgan Stanley Capital Services, Inc.(1)	12/31/2020	8,200	4.058%	3 month LIBOR	33,702	—	33,702
Morgan Stanley Capital Services, Inc.(1)	12/31/2020	2,800	4.056%	3 month LIBOR	10,640	—	10,640
Morgan Stanley Capital Services, Inc.(1)	12/31/2020	4,650	4,099%	3 month LIBOR	31,946	—	31,946
Morgan Stanley Capital Services, Inc.(1)	12/31/2020	11,000	4.113%	3 month LIBOR	94,600	—	94,600

					$(59,680)	$—	$(59,680)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$1,716,410	$—
Commercial Mortgage-Backed Securities	—	411,680	—
Corporate Bonds		937,828
U.S. Government Agency Obligations	—	17,416,662	—
U.S. Treasury Obligations	—	543,530	—
Affiliated Money Market Mutual Fund	9,793,649	—
Option Purchased	3,625	—	—

Other Financial Instruments*
Futures Contracts	124,955	—	—
Interest Rate Swaps	—	—	(59,680)

Total	$9,922,229	$21,026,110	$(59,680)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate
Swaps
Balance as of 12/31/09	$(447,867)
Realized gain (loss)	— **
Change in unrealized appreciation (depreciation)	388,187
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/10	$(59,680)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $5,600.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 66.9%

ASSET-BACKED SECURITIES — 3.9%
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.510%	02/18/14	$43	$43,449
Honda Auto Receivables Owner Trust, Ser. 2009-3, Class A2	Aaa	1.500%	08/15/11	50	50,186
USAA Auto Owner Trust, Ser. 2009-1, Class A3	Aaa	3.020%	06/17/13	50	51,134
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	50	51,878

TOTAL ASSET-BACKED SECURITIES (cost $196,978)					196,647

U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.0%
Federal Home Loan Banks(b)		5.000%	11/17/17	500	546,471
Federal Home Loan Mortgage Corp.		3.750%	03/27/19	1,000	975,534
Federal National Mortgage Association(e)		5.375%	06/12/17	450	498,293
Israel Government AID Bond (Israel)		5.500%	04/26/24	1,000	1,088,800

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,144,834)					3,109,098

U.S. TREASURY OBLIGATION — 2.0%
U.S. Treasury Strips Coupon (cost $104,930)(c)		4.750%	05/15/24	200	103,022

TOTAL LONG-TERM INVESTMENTS (cost $3,446,742)					3,408,767

SHORT-TERM INVESTMENTS — 43.5%

U.S. TREASURY OBLIGATION — 15.7%
U.S. Treasury Bill (cost $799,705)(d)		0.146%	06/10/10	800	799,779

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 27.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,420,028; includes $562,614 of cash collateral received for securities on loan)(f)(g)	1,420,028	1,420,028

TOTAL SHORT-TERM INVESTMENTS (cost $2,219,733)		2,219,807

TOTAL INVESTMENTS — 110.4% (cost $5,666,475)		5,628,574

Other liabilities in excess of other assets(h) (10.4)%		(529,485)

NET ASSETS — 100.0%		$5,099,089

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $546,471; cash collateral of $562,614 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Rate shown reflects the effective yield at March 31, 2010.

(d)	Represents yield-to-maturity as of purchase date.

(e)	Security segregated as collateral for futures contracts.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swaps as follows:
Futures contracts open at March 31, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2010	Appreciation/(Depreciation)(1)
Long Position:
4	U.S. Long Bond	Jun. 2010	$468,779	$464,500	$(4,279)

Short Positions:
8	U.S. Treasury 10 Yr. Notes	Jun. 2010	929,817	930,000	(183)
1	U.S. Treasury 2 Yr. Notes	Jun. 2010	217,184	216,953	231
1	U.S. Treasury 5 Yr. Notes	Jun. 2010	114,880	114,844	36

					84

					$(4,195)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Interest rate swap agreements outstanding at March 31, 2010:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation/
Counterparty	Date	(000)#	Rate	Rate	Value	Paid/(Received)	(Depreciation)(2)
Citibank, NA(1)	3/12/2020	$800	3.750%	3 month LIBOR	$(2,346)	$—	$(2,346)
Barclays Bank, PLC(1)	12/31/2021	2,450	4.338%	3 month LIBOR	62,818	—	62,818

					$60,472	$—	$60,472

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$196,647	$—
U.S. Government Agency Obligations	—	3,109,098	—
U.S. Treasury Obligations	—	902,801	—
Affiliated Money Market Mutual Fund	1,420,028	—	—

Other Financial Instruments*
Futures	(4,195)	—	—
Interest Rate Swaps	—	(2,346)	62,818

Total	$1,415,833	$4,206,200	$62,818

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate
	Swaps
Balance as of 1/4/2010 (commencement of portfolio)	$—
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	62,818
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/10	$62,818

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain incurred during the period for other financial instruments was $54,000
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

AFFILIATED MUTUAL FUNDS

AST DeAM Large-Cap Value Portfolio	43,735,355	$358,192,557
AST Federated Aggressive Growth Portfolio	6,195,485	46,713,956
AST Goldman Sachs Concentrated Growth Portfolio*	13,158,059	332,635,727
AST Goldman Sachs Mid-Cap Growth Portfolio*	11,981,897	57,153,650
AST High Yield Portfolio	12,729,175	91,395,473
AST International Growth Portfolio	44,956,221	458,553,452
AST International Value Portfolio	31,340,928	455,070,280
AST Jennison Large-Cap Growth Portfolio	22,646,280	252,279,558
AST Jennison Large-Cap Value Portfolio	20,620,782	233,427,256
AST Large-Cap Value Portfolio	72,092,881	917,742,380
AST Marsico Capital Growth Portfolio	27,108,612	465,183,790
AST MFS Growth Portfolio	61,181,591	540,845,262
AST Mid-Cap Value Portfolio	4,410,357	45,779,503
AST Money Market Portfolio	215,589,188	215,589,188
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,297,720	58,633,460
AST Parametric Emerging Markets Equity Portfolio	17,739,613	152,560,670
AST PIMCO Total Return Bond Portfolio	75,219,146	902,629,746
AST Small-Cap Growth Portfolio	2,979,085	47,903,684
AST Small-Cap Value Portfolio	8,409,854	99,152,175
AST T. Rowe Price Global Bond Portfolio	70,769	767,845
AST T. Rowe Price Large-Cap Growth Portfolio*	16,079,000	178,316,115
AST T. Rowe Price Natural Resources Portfolio	4,749,464	90,714,767
AST Western Asset Core Plus Bond Portfolio	38,269,890	389,204,779

TOTAL LONG-TERM INVESTMENTS(w) (cost $5,886,525,082)		6,390,445,273

SHORT-TERM INVESTMENTS — 1.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 1.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(w) (cost $97,522,531)	97,522,531	97,522,531

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills(k)(n)
0.10%	06/17/10	$1,750	1,749,457
0.101%	06/17/10	1,500	1,499,535
0.101%	06/17/10	700	699,783
0.101%	06/17/10	500	499,845
0.111%	06/17/10	9,600	9,597,024
0.121%	06/17/10	450	449,861
0.157%	06/17/10	3,500	3,498,915

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,995,514)			17,994,420

TOTAL SHORT-TERM INVESTMENTS (cost $115,518,045)			115,516,951

TOTAL INVESTMENTS — 100.2% (cost $6,002,043,127)			6,505,962,224

Liabilities in excess of other assets(x) — (0.2)%			(12,467,072)

NET ASSETS — 100.0%			$6,493,495,152

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at March 31, 2010:

			Value at	Value at
Number of		Expiration	Trade	March	Unrealized
Contracts	Type	Date	Date	31, 2010	Appreciation(1)
Long Positions:
525	10 Year U.S. Treasury Notes	Jun 10	$60,815,234	$61,031,250	$216,016
242	CAC 40 10 Euro	Jun 10	12,836,126	12,981,212	145,086
50	DAX Index	Jun 10	9,995,712	10,368,831	373,119
159	FTSE 100 Index	Jun 10	13,410,483	13,537,126	126,643
315	Russell 2000 Mini	Jun 10	21,172,725	21,328,650	155,925
545	S&P 500	Jun 10	155,468,062	158,758,500	3,290,438
121	Topix Index	Jun 10	11,900,685	12,651,353	750,668

					$5,057,895

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $216,016 and equity contracts risk exposure of $4,841,877 as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,487,967,804	$—	$—
U.S. Treasury Obligations	—	17,994,420	—

Other Financial Instuments*
Futures	5,057,895	—	—

Total	$6,493,025,699	$17,994,420	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.7%

AFFILIATED MUTUAL FUNDS — 90.8%

AST DeAM Large-Cap Value Portfolio	4,561,559	$37,359,165
AST Federated Aggressive Growth Portfolio	3,683,716	27,775,221
AST Goldman Sachs Concentrated Growth Portfolio*	1,371,657	34,675,480
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,168,387	5,573,207
AST International Growth Portfolio	11,719,716	119,541,102
AST Jennison Large-Cap Growth Portfolio	2,254,915	25,119,755
AST Jennison Large-Cap Value Portfolio	2,177,934	24,654,212
AST Large-Cap Value Portfolio	7,663,676	97,558,591
AST Marsico Capital Growth Portfolio	2,403,404	41,242,416
AST MFS Growth Portfolio	5,712,210	50,495,933
AST Mid-Cap Value Portfolio	483,983	5,023,746
AST Money Market Portfolio	45,204,165	45,204,165
AST Neuberger Berman Mid-Cap Growth Portfolio*	314,352	5,589,171
AST PIMCO Total Return Bond Portfolio	9,345,672	112,148,070
AST Small-Cap Growth Portfolio	1,722,888	27,704,045
AST T. Rowe Price Large-Cap Growth Portfolio*	1,544,257	17,125,809
AST Western Asset Core Plus Bond Portfolio	4,713,191	47,933,150

TOTAL AFFILIATED MUTUAL FUNDS (cost $662,451,147)(w)		724,723,238

COMMON STOCKS — 9.9%

Exchange Traded Funds
Energy Select Sector SPDR Fund	279,100	16,053,832
iShares Dow Jones U.S. Basic Material Sector Index Fund	125,625	7,985,981
iShares Dow Jones U.S. Healthcare Sector Index Fund	62,600	4,156,640
iShares MSCI Emerging Markets Index Fund	361,830	15,240,280
iShares S&P Global Technology Sector Index Fund	274,691	15,890,874
PowerShares DB US Dollar Index Bullish Fund*	334,160	7,953,008
Vanguard Health Care	207,763	11,778,084

TOTAL COMMON STOCKS (cost $71,958,773)		79,058,699

TOTAL INVESTMENTS — 100.7% (cost $734,409,920)		803,781,937

Liabilities in excess of other assets — (0.7)%		(5,610,633)

NET ASSETS — 100.0%		$798,171,304

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$79,058,699	$—	$—
Affiliated Mutual Funds	724,723,238	—	—

Total	$803,781,937	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.6%

AFFILIATED MUTUAL FUNDS — 90.7%

AST DeAM Large-Cap Value Portfolio	4,239,047	$34,717,796
AST Federated Aggressive Growth Portfolio	4,357,944	32,858,901
AST Goldman Sachs Concentrated Growth Portfolio*	1,282,831	32,429,968
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,113,740	5,312,540
AST International Growth Portfolio	10,768,240	109,836,050
AST Jennison Large-Cap Growth Portfolio	2,143,160	23,874,798
AST Jennison Large-Cap Value Portfolio	1,974,083	22,346,615
AST Large-Cap Value Portfolio	6,929,213	88,208,883
AST Marsico Capital Growth Portfolio	2,310,510	39,648,355
AST MFS Growth Portfolio	5,474,869	48,397,842
AST Mid-Cap Value Portfolio	441,215	4,579,812
AST Money Market Portfolio	144,760,832	144,760,832
AST Neuberger Berman Mid-Cap Growth Portfolio*	299,640	5,327,605
AST PIMCO Total Return Bond Portfolio	20,911,245	250,934,942
AST Small-Cap Growth Portfolio	2,036,154	32,741,355
AST T. Rowe Price Large-Cap Growth Portfolio*	1,471,565	16,319,652
AST Western Asset Core Plus Bond Portfolio	10,562,972	107,425,420

TOTAL AFFILIATED MUTUAL FUNDS (cost $927,308,238)(w)		999,721,366

COMMON STOCKS — 9.9%

Exchange Traded Funds
Energy Select Sector SPDR Fund	385,800	22,191,216
iShares Dow Jones U.S. Basic Material Sector Index Fund	173,700	11,042,109
iShares Dow Jones U.S. Healthcare Sector Index Fund	78,400	5,205,760
iShares MSCI Emerging Markets Index Fund	499,931	21,057,093
iShares S&P Global Technology Sector Index Fund	379,335	21,944,530
PowerShares DB US Dollar Index Bullish Fund*	460,800	10,967,040
Vanguard Health Care	295,926	16,776,045

TOTAL COMMON STOCKS (cost $97,767,963)		109,183,793

TOTAL INVESTMENTS — 100.6% (cost $1,025,076,201)		1,108,905,159

Liabilities in excess of other assets — (0.6)%		(6,704,243)

NET ASSETS — 100.0%		$1,102,200,916

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$109,183,793	$—	$—
Affiliated Mutual Funds	999,721,366	—	—

Total	$1,108,905,159	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS

Apartment — 18.8%
Apartment Investment & Management Co. (Class A Stock), REIT	433,280	$7,976,685
AvalonBay Communities, Inc., REIT	102,216	8,826,352
BRE Properties, Inc., REIT	217,527	7,776,590
Camden Property Trust, REIT	139,154	5,792,981
Colonial Properties Trust, REIT	222,553	2,866,483
Education Realty Trust, Inc., REIT	203,471	1,167,923
Equity Residential, REIT	535,206	20,953,315
Essex Property Trust, Inc., REIT	35,478	3,191,246
Home Properties, Inc., REIT	123,551	5,782,187
Post Properties, Inc., REIT	184,731	4,067,777
UDR, Inc., REIT	386,618	6,819,941

		75,221,480

Diversified Operations — 7.4%
Cousins Properties, Inc., REIT	537,288	4,464,865
Forest City Enterprises, Inc. (Class A Stock)*	371,864	5,358,560
Lexington Realty Trust, REIT	152,258	991,200
Vornado Realty Trust, REIT	248,365	18,801,231

		29,615,856

Forestry — 0.7%
Weyerhaeuser Co.	59,188	2,679,441

Healthcare — 10.1%
Brookdale Senior Living, Inc.*	320,569	6,677,452
HCP, Inc., REIT	331,122	10,927,026
Nationwide Health Properties, Inc., REIT	303,381	10,663,842
Senior Housing Properties Trust, REIT	40,390	894,639
Ventas, Inc., REIT	239,594	11,375,923

		40,538,882

Hotels — 8.3%
Gaylord Entertainment Co.*	93,657	2,743,213
Hersha Hospitality Trust, REIT	765,353	3,964,529
Hospitality Properties Trust, REIT	276,027	6,610,847
Host Hotels & Resorts, Inc., REIT	807,253	11,826,256
Hyatt Hotels Corp. (Class A Stock)*	101,902	3,970,102
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	76,205	1,080,587
Pebblebrook Hotel Trust*	75,900	1,596,177
Sunstone Hotel Investors, Inc., REIT*	125,824	1,405,454

		33,197,165

Industrial — 7.5%
AMB Property Corp., REIT	73,973	2,015,025
EastGroup Properties, Inc., REIT	172,734	6,518,981
ProLogis, REIT	1,626,446	21,469,087

		30,003,093

Manufactured Home — 1.3%
Equity LifeStyle Properties, Inc., REIT	99,300	5,350,284

Office — 7.0%
Boston Properties, Inc., REIT	181,238	13,672,595
Kilroy Realty Corp., REIT	70,568	2,176,317
Mack-Cali Realty Corp., REIT	78,873	2,780,273
SL Green Realty Corp., REIT	161,303	9,237,823

		27,867,008

Office/Industrial — 3.6%
Liberty Property Trust, REIT	256,681	8,711,753
PS Business Parks, Inc., REIT	103,333	5,517,982

		14,229,735

Regional Mall — 14.2%
Macerich Co. (The), REIT	160,273	6,140,059
Simon Property Group, Inc., REIT	601,167	50,437,911

		56,577,970

Self Storage — 7.5%
Public Storage, Inc., REIT	298,930	27,498,571
Sovran Self Storage, Inc., REIT	70,146	2,445,289

		29,943,860

Shopping Centers — 10.2%
Alexander’s, Inc., REIT*	9,276	2,774,730
Developers Diversified Realty Corp., REIT	763,059	9,286,428
Inland Real Estate Corp., REIT	166,803	1,526,247
Kimco Realty Corp., REIT	736,384	11,517,046
Regency Centers Corp., REIT	170,885	6,403,061
Weingarten Realty Investors, REIT	431,242	9,297,577

		40,805,089

Specialty — 1.4%
Digital Realty Trust, Inc., REIT	102,767	5,569,971

TOTAL LONG-TERM INVESTMENTS (cost $304,724,943)		391,599,834

SHORT-TERM INVESTMENT — 2.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(cost $8,909,454)(w)	8,909,454	8,909,454

TOTAL INVESTMENTS — 100.2% (cost $313,634,397)		400,509,288

Liabilities in excess of other assets — (0.2)%		(961,197)

NET ASSETS — 100.0%		$399,548,091

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$391,599,834	$—	$—
Affiliated Money Market Mutual Fund	8,909,454	—	—

Total	$400,509,288	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST DEAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS — 98.8%

Aerospace — 2.6%
General Dynamics Corp.	49,600	$3,829,120
Northrop Grumman Corp.	219,400	14,386,058
Raytheon Co.	204,500	11,681,040

		29,896,218

Agriculture — 1.2%
Archer-Daniels-Midland Co.(a)	359,100	10,377,990
Reynolds American, Inc.	58,200	3,141,636

		13,519,626

Airlines — 0.2%
Southwest Airlines Co.	199,500	2,637,390

Apparel/Shoes — 0.3%
Limited Brands, Inc.	155,000	3,816,100

Automobile Manufacturers — 1.3%
Ford Motor Co.*	368,000	4,625,760
Oshkosh Corp.*	250,600	10,109,204

		14,734,964

Automotive Parts & Equipment — 1.0%
Autoliv, Inc.*	42,800	2,205,484
Johnson Controls, Inc.	266,400	8,788,536

		10,994,020

Banks — 1.7%
Huntington Bancshares, Inc.	1,677,800	9,009,786
PNC Financial Services Group, Inc.(a)	174,300	10,405,710

		19,415,496

Building Materials — 0.1%
Owens Corning*	58,600	1,490,784

Chemicals — 2.1%
Ashland, Inc.(a)	59,600	3,145,092
Cabot Corp.	83,400	2,535,360
Cytec Industries, Inc.	65,200	3,047,448
E.I. du Pont de Nemours & Co.	175,400	6,531,896
Huntsman Corp.	732,700	8,829,035

		24,088,831

Commercial Services — 1.1%
RR Donnelley & Sons Co.	535,500	11,432,925
SAIC, Inc.*	66,200	1,171,740

		12,604,665

Computer Services & Software — 0.7%
Computer Sciences Corp.*	150,200	8,184,398

Computers — 0.2%
SanDisk Corp.*	50,000	1,731,500

Construction — 0.3%
NVR, Inc.*	4,273	3,104,335

Consumer Products & Services — 0.5%
Procter & Gamble Co. (The)	87,700	5,548,779

Containers & Packaging — 0.1%
Temple-Inland, Inc.	77,000	1,573,110

Distribution/Wholesale — 0.6%
Ingram Micro, Inc. (Class A Stock)*	395,900	6,948,045

Diversified Financial Services — 4.7%
American Express Co.	209,200	8,631,592
AmeriCredit Corp.*(a)	97,600	2,318,976
Discover Financial Services	639,700	9,531,530
Franklin Resources, Inc.	111,500	12,365,350
Goldman Sachs Group, Inc. (The)	116,900	19,946,647

		52,794,095

Diversified Machinery — 0.2%
Gardner Denver, Inc.	53,000	2,334,120

Diversified Manufacturing — 2.2%
Eaton Corp.	22,200	1,682,094
Illinois Tool Works, Inc.	110,300	5,223,808
ITT Corp.	233,500	12,517,935
Parker Hannifin Corp.	79,300	5,133,882

		24,557,719

Electric — 4.9%
Ameren Corp.	74,300	1,937,744
Calpine Corp.*	94,800	1,127,172
Consolidated Edison, Inc.	72,600	3,233,604
DTE Energy Co.	59,200	2,640,320
Exelon Corp.	309,000	13,537,290
FirstEnergy Corp.(a)	279,200	10,913,928
MDU Resources Group, Inc.	93,800	2,024,204
Mirant Corp.*	165,000	1,791,900
NRG Energy, Inc.*	510,160	10,662,344
NSTAR	62,400	2,210,208
PG&E Corp.	33,900	1,438,038
Public Service Enterprise Group, Inc.	122,900	3,628,008

		55,144,760

Electronic Components & Equipment — 3.8%
Arrow Electronics, Inc.*	324,500	9,777,185
Avnet, Inc.*	228,400	6,852,000
General Electric Co.	1,425,900	25,951,380

		42,580,565

Electronics — 1.1%
Jabil Circuit, Inc.	568,700	9,207,253
Tech Data Corp.*	76,600	3,209,540

		12,416,793

Engineering & Construction — 0.1%
URS Corp.*	32,600	1,617,286

Financial — Bank & Trust — 10.1%
Bank of America Corp.	2,306,500	41,171,025
Capital One Financial Corp.	336,300	13,926,183
Citigroup, Inc.*	892,300	3,613,815
Comerica, Inc.	193,500	7,360,740
Commerce Bancshares, Inc.	95,610	3,933,395
KeyCorp	402,000	3,115,500
Marshall & Ilsley Corp.	265,000	2,133,250
Morgan Stanley	49,200	1,441,068
Wells Fargo & Co.	1,192,000	37,095,040

		113,790,016

Financial Services — 2.6%
Bank of New York Mellon Corp. (The)	119,200	3,680,896
JPMorgan Chase & Co.	570,984	25,551,534

		29,232,430

Food — 3.1%
Campbell Soup Co.	87,300	3,086,055
Del Monte Foods Co.	85,000	1,241,000
General Mills, Inc.	79,100	5,599,489
Sara Lee Corp.	600,900	8,370,537
SUPERVALU, Inc.	216,300	3,607,884
Tyson Foods, Inc. (Class A Stock)	672,200	12,872,630

		34,777,595

Gas — 0.2%
National Fuel Gas Co.	42,300	2,138,265

Healthcare Products — 0.6%
Johnson & Johnson	100,600	6,559,120

Healthcare Services — 2.1%
Coventry Health Care, Inc.*(a)	433,500	10,716,120
UnitedHealth Group, Inc.	266,000	8,690,220
WellPoint, Inc.*	69,100	4,448,658

		23,854,998

Home Furnishings — 0.4%
Whirlpool Corp.	48,500	4,231,625

Household Products/Wares — 1.0%
Kimberly-Clark Corp.	174,100	10,947,408

Insurance — 5.6%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	62,200	2,789,670
Allstate Corp. (The)	434,200	14,029,002
Aon Corp.	66,100	2,823,131
Arch Capital Group Ltd. (Bermuda)*	21,400	1,631,750
Assurant, Inc.	109,200	3,754,296
AXIS Capital Holdings Ltd. (Bermuda)	44,800	1,400,448
Chubb Corp.	153,500	7,958,975
Everest Re Group Ltd. (Bermuda)	13,500	1,092,555
Hartford Financial Services Group, Inc. (The)	193,200	5,490,744
Loews Corp.	139,100	5,185,648
Travelers Cos., Inc. (The)	219,500	11,839,830
XL Capital Ltd. (Class A Stock) (Cayman Islands)	275,700	5,210,730

		63,206,779

Internet — 1.6%
AOL, Inc.*	43,000	1,087,040
IAC/InterActiveCorp*	185,900	4,227,366
Liberty Media Holding Corp. - Interactive (Class A Stock)*	805,100	12,326,081

		17,640,487

Iron & Steel — 0.4%
Reliance Steel & Aluminum Co.	85,800	4,223,934

Lodging — 0.1%
Wyndham Worldwide Corp.	35,300	908,269

Machinery — Construction & Mining — 0.2%
Bucyrus International, Inc.	35,900	2,369,041

Media — 5.3%
Comcast Corp. (Class A Stock)	990,300	18,637,446
Scripps Networks Interactive, Inc. (Class A Stock)	169,100	7,499,585
Time Warner Cable, Inc.	290,443	15,483,516
Time Warner, Inc.	380,066	11,884,664
Viacom, Inc. (Class B Stock)*	131,900	4,534,722
Walt Disney Co. (The)	37,600	1,312,616

		59,352,549

Metal Fabricate/Hardware — 0.6%
Timken Co.	237,300	7,121,373

Oil & Gas — 12.1%
Anadarko Petroleum Corp.	242,600	17,668,558
Chevron Corp.	244,800	18,563,184
Cimarex Energy Co.	111,700	6,632,746
ConocoPhillips	72,200	3,694,474
Devon Energy Corp.	218,600	14,084,398
Exxon Mobil Corp.	534,700	35,814,206
Forest Oil Corp.*(a)	42,000	1,084,440
Helmerich & Payne, Inc.	56,700	2,159,136
Marathon Oil Corp.	226,100	7,153,804
Murphy Oil Corp.	64,100	3,601,779
Newfield Exploration Co.*	228,000	11,867,400
Occidental Petroleum Corp.	27,400	2,316,396

Pride International, Inc.*	83,800	2,523,218
Questar Corp.	17,500	756,000
Rowan Cos., Inc.*(a)	291,600	8,488,476

		136,408,215

Oil & Gas Services — 2.7%
Helix Energy Solutions Group, Inc.*	238,600	3,108,958
National Oilwell Varco, Inc.	311,900	12,656,902
Oil States International, Inc.*	200,300	9,081,602
Schlumberger Ltd. (Netherlands)	89,600	5,686,016

		30,533,478

Paper & Forest Products — 1.4%
International Paper Co.	510,200	12,556,022
MeadWestvaco Corp.	113,900	2,910,145

		15,466,167

Pharmaceuticals — 5.9%
AmerisourceBergen Corp.	91,900	2,657,748
Cardinal Health, Inc.	376,600	13,568,898
Eli Lilly & Co.	132,500	4,799,150
Forest Laboratories, Inc.*	213,300	6,689,088
McKesson Corp.	179,500	11,796,740
Merck & Co., Inc.	70,041	2,616,031
Pfizer, Inc.	1,434,800	24,606,820

		66,734,475

Pipelines — 1.4%
Spectra Energy Corp.	119,400	2,690,082
Williams Cos., Inc. (The)	571,900	13,210,890

		15,900,972

Real Estate Investment Trusts — 1.9%
Annaly Capital Management, Inc.(a)	702,800	12,074,104
Equity Residential(a)	110,800	4,337,820
HCP, Inc.(a)	91,000	3,003,000
Hospitality Properties Trust	62,400	1,494,480
Host Hotels & Resorts, Inc.	35	513

		20,909,917

Retail — 1.5%
Home Depot, Inc. (The)	529,000	17,113,150

Semiconductors — 1.2%
Intel Corp.	464,800	10,346,448
Micron Technology, Inc.*(a)	350,300	3,639,617

		13,986,065

Telecommunications — 4.2%
AT&T, Inc.	1,109,600	28,672,064
Harris Corp.	49,500	2,350,755
Qwest Communications International, Inc.	1,855,200	9,684,144
Tellabs, Inc.	163,800	1,239,966
Verizon Communications, Inc.	187,200	5,806,944

		47,753,873

Toys — 0.7%
Mattel, Inc.	347,700	7,906,698

Transportation — 0.5%
FedEx Corp.	53,900	5,034,260
Kansas City Southern*	29,900	1,081,483

		6,115,743

Utilities — 0.4%
Edison International	146,400	5,002,488

TOTAL COMMON STOCKS (cost $1,006,097,537)		1,115,918,729

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE OBLIGATION

Retail
Ames Department Stores, Inc., Sr. Notes(g)(i) (cost $12,750)
10.00%	04/15/17	NR	$40	4

TOTAL LONG-TERM INVESTMENTS (cost $1,006,110,287)				1,115,918,733

SHORT-TERM INVESTMENTS — 5.2%

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills(k)(n) (cost $3,053,862)
0.20%	09/16/10		3,057	3,053,790

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $55,559,201; includes $44,279,748 of cash collateral for securities on loan)(b)(w)	55,559,201	55,559,201

TOTAL SHORT-TERM INVESTMENTS (cost $58,613,063)		58,612,991

TOTAL INVESTMENTS(o) — 104.0% (cost $1,064,723,350)		1,174,531,724

Liabilities in excess of other assets(x) — (4.0)%		(45,532,989)

NET ASSETS — 100.0%		$1,128,998,735

The following abbreviation is used in the Portfolio description:

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $43,275,216; cash collateral of $44,279,748 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Security segregated as collateral for futures contract.

(n)	Rate shown is the effective yield at purchase date.

(o)	As of March 31, 2010, 1 security representing $4 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contract as follows:
Futures contract open at March 31, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2010	Appreciation(1)
Long Position:
208	S&P 500 E-Mini	Jun 10	$12,088,525	$12,118,080	$29,555

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,115,918,729	$—	$—
Corporate Obligation	—	—	4
U.S. Treasury Obligation	—	3,053,790	—
Affiliated Money Market Mutual Fund	55,559,201	—	—

Other Financial Instuments*
Futures	29,555	—	—

Total	$1,171,507,485	$3,053,790	$4

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.2%

COMMON STOCKS — 89.4%

Advertising — 0.5%
National CineMedia, Inc.	124,400	$2,147,144

Aerospace — 1.8%
Innovative Solutions and Support, Inc.*	610,015	3,843,094
Moog, Inc. (Class A Stock)*	123,950	4,390,309

		8,233,403

Airlines — 3.2%
AirTran Holdings, Inc.*(a)	1,450,000	7,366,000
JetBlue Airways Corp.*(a)	1,258,000	7,019,640

		14,385,640

Automobile Manufacturers — 1.6%
Copart, Inc.*	38,191	1,359,599
Piaggio & Co., SpA (Italy)	1,884,647	6,007,411

		7,367,010

Automotive Parts — 2.4%
CLARCOR, Inc.	170,000	5,863,300
O’Reilly Automotive, Inc.*	105,957	4,419,467
Wonder Auto Technology, Inc.*(a)	68,080	720,286

		11,003,053

Biotechnology — 2.8%
Anadys Pharmaceuticals, Inc.*	205,000	520,700
Epigenomics AG (Germany)*	32,231	109,268
Human Genome Sciences, Inc.*(a)	61,800	1,866,360
OSI Pharmaceuticals, Inc.*	84,400	5,026,020
Qiagen NV (Netherlands)*	53,795	1,238,830
Repligen Corp.*	159,300	646,758
Talecris Biotherapeutics Holdings Corp.*	166,500	3,316,680

		12,724,616

Building & Construction — 0.2%
Multiplan Empreendimentos Imobiliarios SA (Brazil)	43,300	725,096

Building Materials — 1.7%
Owens Corning*	232,907	5,925,154
Simpson Manufacturing Co., Inc.	69,100	1,918,216

		7,843,370

Business Services — 4.4%
ChinaCast Education Corp.*	254,555	1,860,797
CoStar Group, Inc.*(a)	47,664	1,979,009
Ctrip.com International Ltd., ADR (Cayman Islands)*	98,000	3,841,600
Kenexa Corp.*	239,950	3,299,313
Onvia, Inc.*(a)	233,187	1,867,828
Transcend Services, Inc.*	149,700	2,432,625
Verisk Analytics, Inc. (Class A Stock)*	175,600	4,951,920

		20,233,092

Cable Television — 2.5%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*(a)	386,700	11,334,177

Chemicals — 0.5%
Huabao International Holdings Ltd. (Bermuda)	1,185,300	1,424,329
Yingde Gases (Cayman Islands)*	744,650	822,887

		2,247,216

Commercial Services — 2.0%
Cardtronics, Inc.*	140,089	1,760,919
Emergency Medical Services Corp. (Class A Stock)*	28,500	1,611,675
Iron Mountain, Inc.	31,500	863,100
KAR Auction Services, Inc.*	85,100	1,281,606
Lender Processing Services, Inc.	8,831	333,370
Lincoln Educational Services Corp.*	50,500	1,277,650
SEB — Sistema Educacional Brasileiro SA (Brazil)	39,452	532,431
TNS, Inc.*	54,725	1,220,367

		8,881,118

Computer Hardware — 1.0%
CommVault Systems, Inc.*	211,900	4,524,065

Computer Services & Software — 5.3%
Compellent Technologies, Inc.*(a)	156,700	2,750,085
Fundtech Ltd. (Israel)*	163,040	2,282,560
IHS, Inc. (Class A Stock)*(a)	39,248	2,098,591
Magma Design Automation, Inc.*	20,544	53,414
Mantech International Corp. (Class A Stock)*	14,802	722,782
Netezza Corp.*(a)	279,678	3,577,082
Phoenix Technologies Ltd.*	685,400	2,206,988
RADWARE Ltd. (Israel)*	220,000	4,857,600
SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	401,000	3,091,710
Telecity Group PLC (United Kingdom)*	117,644	756,943
Tier Technologies, Inc. (Class B Stock)*	234,600	1,867,416

		24,265,171

Construction — 1.7%
Meritage Homes Corp.*	345,100	7,247,100
Sterling Construction Co, Inc.*	19,767	310,737

		7,557,837

Consumer Products & Services — 2.3%
Hypermarcas SA (Brazil)*	703,400	8,583,114
Prestige Brands Holdings, Inc.*	133,550	1,201,950
Vitamin Shoppe, Inc.*	26,800	601,660

		10,386,724

Diversified Operations — 0.2%
MAX India Ltd. (India)*	87,438	403,545
RHJ International SA (Belgium)*	62,191	539,272

		942,817

Education — 0.2%
China Education Alliance, Inc.*	128,100	684,054

Electric — 0.4%
ITC Holdings Corp.	35,100	1,930,500

Electrical Equipment — 0.8%
SatCon Technology Corp.*(a)	1,487,750	3,615,232

Electronic Components & Equipment — 1.3%
Rural Electrification Corp. Ltd. (India)	753,525	4,206,951
Spire Corp.*(a)	196,056	770,500
Vicor Corp.*	65,325	902,138

		5,879,589

Energy - Alternate Sources — 0.3%
China Integrated Energy, Inc.*(a)	70,639	740,297
Trina Solar Ltd., ADR (Cayman Islands)*	24,696	602,829

		1,343,126

Entertainment & Leisure — 1.0%
Orchard Enterprises, Inc.*	26,194	52,388
Penn National Gaming, Inc.*	71,000	1,973,800
Universal Travel Group*(a)	66,000	654,060
Winnebago Industries, Inc.*(a)	131,632	1,923,143

		4,603,391

Environmental Control — 1.0%
IESI-BFC Ltd. (Canada)	268,400	4,603,060

Financial - Bank & Trust — 0.6%
Redecard SA (Brazil)	140,521	2,599,680

Financial Services — 3.0%
Affiliated Managers Group, Inc.*(a)	43,900	3,468,100
CETIP SA — Balcao Organizado de Ativos e Derivativos (Brazil)	1,235,400	10,107,723

		13,575,823

Food — 1.8%
China Marine Food Group Ltd.*	26,100	160,515
TreeHouse Foods, Inc.*(a)	180,500	7,918,535

		8,079,050

Healthcare Products — 0.3%
Cepheid, Inc.*(a)	35,819	626,116
Solta Medical, Inc.*	9,610	20,662
St. Jude Medical, Inc.*	11,900	488,495

		1,135,273

Healthcare Services — 1.1%
athenahealth, Inc.*	46,027	1,682,747
Protalix BioTherapeutics, Inc.*(a)	175,000	1,148,000
Seattle Genetics, Inc.*(a)	197,978	2,363,857

		5,194,604

Hotels & Motels — 0.7%
China Lodging Group Ltd., ADR (Cayman Islands)*	9,506	142,400
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*(a)	222,032	3,148,414

		3,290,814

Industrial Products — 0.4%
Entropic Communications, Inc.*	365,024	1,854,322

Insurance — 1.9%
Primerica, Inc.*	35,200	528,000
W.R. Berkley Corp.	150,700	3,931,763
Willis Group Holdings PLC (Ireland)	136,600	4,274,214

		8,733,977

Internet Services — 3.6%
AboveNet, Inc.*(a)	34,700	1,760,331
Akamai Technologies, Inc.*	17,100	537,111
Art Technology Group, Inc.*	413,000	1,821,330
ASOS PLC (United Kingdom)*	12,360	97,064
Cinedigm Digital Cinema Corp. (Class A Stock)*(a)	571,787	926,295
Constant Contact, Inc.*(a)	96,899	2,249,995
iPass, Inc.*	550,151	632,674
Monster Worldwide, Inc.*(a)	26,676	443,088
NaviSite, Inc.*	428,366	1,100,901
NIC, Inc.	82,503	649,298
Perfect World Co. Ltd., ADR (Cayman Islands)*	46,100	1,726,445
QuinStreet, Inc.*(a)	41,034	697,988
Switch & Data Facilities Co., Inc.*	20,600	365,856
US Auto Parts Network, Inc.*	8,500	63,920
WebMediaBrands, Inc.*	611,616	605,500
Yoox SpA (Italy)*	326,703	2,724,805

		16,402,601

Manufacturing — 0.4%
STR Holdings, Inc.*(a)	78,000	1,833,000

Media — 0.1%
Dolan Media Co.*	60,340	655,896

Medical Supplies & Equipment — 2.1%
Arena Pharmaceuticals, Inc.*(a)	118,000	365,800
Conceptus, Inc.*	505	10,080
Corcept Therapeutics, Inc., PIPE(g)	123,242	328,876
Endologix, Inc.*	126,060	509,283
Illumina, Inc.*(a)	60,700	2,361,230
Insulet Corp.*	48,900	737,901
LifeWatch AG (Switzerland)*	8,558	135,139
Masimo Corp.	42,000	1,115,100
Orthofix International NV (Netherlands)*	101,429	3,689,987
ThermoGenesis Corp.*	204,965	143,496

		9,396,892

Metals & Mining — 1.7%
Commercial Metals Co.	109,075	1,642,669
Thompson Creek Metals Co., Inc. (Canada)*(a)	459,309	6,214,451

		7,857,120

Oil, Gas & Consumable Fuels — 0.8%
Concho Resources, Inc.*	5,750	289,570
SandRidge Energy, Inc.*(a)	282,700	2,176,790
Vermilion Energy Trust (Canada)	38,600	1,345,005

		3,811,365

Paper & Forest Products — 0.3%
Nine Dragons Paper Holdings Ltd. (Bermuda)	846,703	1,415,488

Pharmaceuticals — 11.9%
Adaltis, Inc. (OTC), 144A (Canada)(g)	41,000	—
Adaltis, Inc. (TSX) (Canada)*(g)	172,400	—
Alkermes, Inc.*	329,000	4,267,130
Aurobindo Pharma Ltd. (India)	20,850	445,562
Auxilium Pharmaceuticals, Inc.*	191,873	5,978,763
BioMarin Pharmaceutical, Inc.*(a)	142,500	3,330,225
Catalyst Pharmaceutical Partners, Inc.*	660,000	528,066
Cubist Pharmaceuticals, Inc.*	313,000	7,055,020
Dishman Pharmaceuticals & Chemicals Ltd. (India)	110,313	521,895
Dyax Corp.*(a)	804,000	2,741,640
Dynavax Technologies Corp.*(a)	312,688	406,494
Hikma Pharmaceuticals PLC (United Kingdom)	20,450	196,127
Isis Pharmaceuticals, Inc.*(a)	113,601	1,240,523
Mylan, Inc.*(a)	152,000	3,451,920
Nektar Therapeutics*	77,571	1,179,855
Neurocrine Biosciences, Inc.*	120,704	307,795
Orexigen Therapeutics, Inc.*(a)	116,214	684,500
Penwest Pharmaceuticals Co.*(a)	396,673	1,368,522
Pharmacyclics, Inc.*	64,900	404,976
Piramal Healthcare Ltd. (India)	86,388	817,314
Progenics Pharmaceuticals, Inc.*	293,678	1,565,304
Regeneron Pharmaceuticals, Inc.*(a)	52,200	1,382,778
Savient Pharmaceuticals, Inc.*(a)	127,400	1,840,930
Somaxon Pharmaceuticals, Inc.*(a)	200,000	1,730,000
Spectrum Pharmaceuticals, Inc.*(a)	130,650	602,297
Threshold Pharmaceuticals, Inc., PIPE	222,794	414,397
Tianyin Pharmaceutical Co., Inc.	75,200	275,984
Vical, Inc.*(a)	484,454	1,627,765
Vivus, Inc.*(a)	97,100	846,712
Warner Chilcott PLC (Class A Stock) (Ireland)*	335,000	8,559,250
Watson Pharmaceuticals, Inc.*	11,100	463,647

		54,235,391

Real Estate — 1.6%
BR Malls Participacoes SA (Brazil)*	82,111	969,624
Brasil Brokers Participacoes SA (Brazil)	455,012	1,985,488
China Housing & Land Development, Inc.*(a)	165,838	630,185
E-House China Holdings Ltd., ADR (Cayman Islands)(a)	110,000	2,093,300
IFM Investments Ltd., ADS (Cayman Islands)*	41,179	288,253
Xinyuan Real Estate Co. Ltd., ADR (Cayman Islands)*	272,600	1,082,222

		7,049,072

Real Estate Investment Trust — 0.8%
Colony Financial, Inc.	181,001	3,620,020

Restaurants — 0.9%
Chipotle Mexican Grill, Inc. (Class A Stock)*	23,971	2,700,812
Texas Roadhouse, Inc.*	99,565	1,382,958

		4,083,770

Retail & Merchandising — 4.5%
B2W Companhia Global Do Varejo, GDR, 144A (Brazil)*	11,672	502,274
Dick’s Sporting Goods, Inc.*	224,500	5,861,695
Geox SpA (Italy)	169,828	1,177,864
hhgregg, Inc.*(a)	313,500	7,912,740
LJ International, Inc. (Virgin Islands)*(a)	84,174	235,687
Lululemon Athletica, Inc.*(a)	54,957	2,280,716
Rue21, Inc.*	39,800	1,379,866
Select Comfort Corp.*	138,400	1,103,048

		20,453,890

Semiconductors — 3.4%
Conexant Systems, Inc.*	346,000	1,176,400
First Solar, Inc.*(a)	8,373	1,026,948
Microsemi Corp.*(a)	181,070	3,139,754
Mindspeed Technologies, Inc.*	792,000	6,343,920
Nova Measuring Instruments Ltd. (Israel)*	428,575	2,348,591
ON Semiconductor Corp.*	152,600	1,220,800

		15,256,413

Software — 1.3%
Blackboard, Inc.*(a)	31,000	1,291,460
Parametric Technology Corp.*	168,489	3,041,226
SS&C Technologies Holdings, Inc.*	114,000	1,719,120

		6,051,806

Telecommunications — 2.5%
GeoEye, Inc.*	117,548	3,467,666
Gilat Satellite Networks Ltd. (Israel)*	343,500	1,951,080
Hypercom Corp.*	146,100	563,946
LogMeIn, Inc.*	35,600	736,564
NTELOS Holdings Corp.	66,700	1,186,593
tw telecom, Inc.*	191,200	3,470,280

		11,376,129

Textiles — 0.2%
Cia Hering (Brazil)	54,004	1,061,040

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.(a)	35,500	587,170

Transportation — 4.3%
Aramex Co. PJSC (United Arab Emirates)*	11,262,970	5,826,203
Con-Way, Inc.(a)	164,578	5,779,979
Dynamex, Inc.*	124,700	2,144,840
Express-1 Expedited Solutions, Inc.*	758,115	1,106,848
Forward Air Corp.	97,213	2,556,702
Grupo TMM SA (Class A Stock), ADR (Mexico)*	31,354	93,435
Quality Distribution, Inc.*(a)	211,197	1,273,518

RailAmerica, Inc.*(a)	67,934	801,621

		19,583,146

TOTAL COMMON STOCKS (cost $346,750,904)		406,654,253

PREFERRED STOCKS — 0.9%

Biotechnology
Bellus Health, Inc., Series A, CVT (Canada)*	417,960	66,873

Cable Television — 0.5%
Lodgenet Interactive Corp., 10.00%, CVT, 144A	1,175	2,333,844

Entertainment & Leisure — 0.4%
Callaway Golf Co., Series B, 7.50%, CVT, 144A	13,065	1,816,035

TOTAL PREFERRED STOCKS (cost $2,614,795)		4,216,752

	Units
WARRANTS(m)* — 0.1%

Biotechnology
Anadys Pharmaceuticals, Inc., expiring 06/03/14	43,050	97,824

Holding Companies
Hambrecht Asia Acquisition Corp., expiring 03/07/12 (Cayman Islands)	30,100	23,177

Medical Supplies & Equipment
Corcept Therapeutics, Inc., expiring 10/12/12	43,135	83,688

Pharmaceuticals — 0.1%
Clinical Data, Inc., expiring 05/24/12	7,625	56
Cortex Pharmaceuticals, Inc., expiring 08/28/12	55,040	581
Medicure, Inc., expiring 12/02/11 (China)	106,637	18
Point Therapeutics, Inc., expiring 07/01/12	84,270	20
Threshold Pharmaceuticals, Inc., expiring 10/05/14	90,745	131,362

		132,037

TOTAL WARRANTS (cost $29,999)		336,726

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CONVERTIBLE BONDS — 1.8%

Airlines — 0.1%
AMR Corp., Gtd. Notes
6.25%	10/15/14	CCC+(d)	$215	248,594
UAL Corp., Gtd. Notes
5.00%	02/01/21	NR	336	330,557

				579,151

Cable Television — 0.7%
Central European Media Enterprises Ltd., Sr. Sec’d. Notes (Bermuda)
3.50%	03/15/13	B-(d)	3,611	3,100,946

Commercial Services — 0.1%
Coinstar, Inc., Sr. Unsec’d. Notes
4.00%	09/01/14	BB(d)	475	509,438

Hotels & Motels — 0.1%
Gaylord Entertainment Co., Gtd. Notes
3.75%	10/01/14	NR	259	323,103

Internet Services — 0.1%
GSI Commerce, Inc.,
Sr. Unsec’d. Notes
2.50%	06/01/27	NR	265	294,150
3.00%	06/01/25	NR	102	160,975

				455,125

Real Estate Investment Trusts — 0.2%
Alexandria Real Estate Equities, Inc., Sr. Unsec’d. Notes
8.00%	04/15/29	NR	335	585,412
Digital Realty Trust LP, Gtd. Notes
5.50%	04/15/29	NR	400	549,500

				1,134,912

Retail & Merchandising — 0.2%
Regis Corp., Sr. Unsec’d. Notes
5.00%	07/15/14	NR	713	975,027

Software — 0.1%
Concur Technologies, Inc., Sr. Unsec’d. Notes, 144A
2.50%	04/15/15	NR	423	418,292

Telecommunications — 0.1%
MasTec, Inc., Gtd. Notes
4.00%	06/15/14	B+ (d)	368	388,700

Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Sr. Unsec’d. Notes
4.00%	10/01/14	NR	298	404,535

TOTAL CONVERTIBLE BONDS (cost $6,087,545)				8,289,229

TOTAL LONG-TERM INVESTMENTS (cost $355,483,243)				419,496,960

	Shares
SHORT-TERM INVESTMENT — 31.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $142,560,812; includes $100,606,000 of cash collateral for securities on loan)(b)(w)	142,560,812	142,560,812

TOTAL INVESTMENTS(o) — 123.6% (cost $498,044,055)		562,057,772

Liabilities in excess of other assets — (23.6)%		(107,222,445)

NET ASSETS — 100.0%		$454,835,327

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

ADS	American Depositary Security

CVT	Convertible Security

GDR	Global Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

OTC	Over-the-Counter

PIPE	Private Investment In Public Equity

TSX	Toronto Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $96,790,484; cash collateral of $100,606,000 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(m)	The amount represents fair value of derivative subject to equity contracts risk exposure as of March 31, 2010.

(o)	As of March 31, 2010, 7 securities representing $413,183 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$406,325,377	$—	$328,876
Preferred Stocks	4,216,752	—	—
Warrants	—	252,419	84,307
Convertible Bonds	—	8,289,229	—
Affiliated Money Market Mutual Fund	142,560,812	—	—

Total	$553,102,941	$8,541,648	$413,183

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 102.3%

COMMON STOCKS — 75.0%

Advertising
Dentsu, Inc. (Japan)	1,000	$26,281
Focus Media Holding Ltd., ADR (China)*	1,500	27,390

		53,671

Aerospace & Defense — 1.0%
BE Aerospace, Inc.*	48,030	1,462,513
Lockheed Martin Corp.	11,690	972,842
Meggitt PLC (United Kingdom)	77,000	357,202
Safran SA (France)	8,730	227,571
United Technologies Corp.	13,690	1,007,721

		4,027,849

Airlines — 0.2%
Deutsche Lufthansa AG (Germany)	25,240	418,632
Qantas Airways Ltd. (Australia)*	94,907	247,340

		665,972

Auto Parts & Equipment — 1.2%
Aisin Seiki Co. Ltd. (Japan)	18,800	563,055
ArvinMeritor, Inc.*	33,710	450,029
BorgWarner, Inc.*	26,450	1,009,861
Commercial Vehicle Group, Inc.*	6,100	43,432
Cooper Tire & Rubber Co.	32,790	623,666
Dana Holding Corp.*	85,230	1,012,532
Denso Corp. (Japan)	3,000	89,368
GKN PLC (United Kingdom)*	145,300	304,279
JTEKT Corp. (Japan)	2,900	34,245
Sumitomo Electric Industries Ltd. (Japan)	9,100	111,548
TRW Automotive Holdings Corp.*	16,180	462,424

		4,704,439

Automobile Manufacturers — 0.8%
Daimler AG (Germany)	2,741	129,039
Hino Motors Ltd. (Japan)*	21,000	88,726
Honda Motor Co. Ltd. (Japan)	23,000	811,852
Mazda Motor Corp. (Japan)	129,000	362,894
Nissan Motor Co. Ltd. (Japan)*	39,700	340,140
Toyota Motor Corp. (Japan)	17,100	684,988
Volkswagen AG (Germany)*	1,100	100,595
Volkswagen AG (PRFC Shares) (Germany)	6,400	586,942

		3,105,176

Banks — 1.4%
Abington Bancorp, Inc.	38,950	307,705
Australia & New Zealand Banking Group Ltd. (Australia)	20,924	486,935
Bank of Cyprus Public Co. Ltd.	30,900	195,321
Beneficial Mutual Bancorp, Inc.*	21,030	199,365
BNP Paribas (France)	11,389	874,657
FirstMerit Corp.	28,990	625,314
Home Federal Bancorp, Inc.	27,360	396,994
KBC Groep NV (Belgium)*	1,971	95,451
Lloyds Banking Group PLC (United Kingdom)*	558,700	532,180
Meridian Interstate Bancorp, Inc.*	33,780	351,312
Societe Generale (France)	10,270	645,915
Standard Chartered PLC (United Kingdom)	13,555	369,740
Swedbank AB (Class A Stock) (Sweden)*	41,600	426,912

		5,507,801

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	13,917	701,038
Asahi Breweries Ltd. (Japan)	3,900	73,128
Britvic PLC (United Kingdom)	12,200	85,902
Carlsberg A/S (Class B Stock) (Denmark)	2,300	193,037
Coca-Cola Amatil Ltd. (Australia)	20,477	211,396
Coca-Cola Enterprises, Inc.	44,270	1,224,508
Constellation Brands, Inc. (Class A Stock)*	600	9,864
Diageo PLC (United Kingdom)	21,856	366,820
Dr Pepper Snapple Group, Inc.	45,160	1,588,277
Foster’s Group Ltd. (Australia)	68,201	331,073
Molson Coors Brewing Co. (Class B Stock)	21,560	906,814
Pernod-Ricard SA (France)	1,860	157,943

		5,849,800

Biotechnology — 0.7%
Biogen Idec, Inc.*	20,840	1,195,382
Charles River Laboratories International, Inc.*	8,780	345,142
Genzyme Corp.*	16,060	832,390
Incyte Corp.*	30,460	425,222

		2,798,136

Building Materials — 0.3%
Asahi Glass Co. Ltd. (Japan)	42,000	473,056
Desarrolladora Homex Sab De CV (Mexico)*	8,800	248,864
James Hardie Industries Se (Netherlands)*	16,938	112,843
Persimmon PLC (United Kingdom)*	39,200	276,907
Rinnai Corp. (Japan)	1,600	84,030
Sekisui House Ltd. (Japan)	3,000	29,971

		1,225,671

Chemicals — 1.9%
Air Liquide SA (France)	1,500	180,070
Air Water, Inc. (Japan)	3,000	34,335
Albemarle Corp.	26,820	1,143,337
Ashland, Inc.	15,130	798,410
BASF SE (Germany)	6,891	427,395
Bayer AG (Germany)	10,448	706,712
Croda International PLC (United Kingdom)	8,000	113,752
FMC Corp.	10,590	641,119
Incitec Pivot Ltd. (Australia)	96,795	308,219
JSR Corp. (Japan)	2,400	50,136
Lanxess AG (Germany)	6,533	301,025
Lonza Group AG (Switzerland)	5,687	463,849
Mitsui Chemicals, Inc. (Japan)	142,000	429,843
Praxair, Inc.	8,740	725,420
Rockwood Holdings, Inc.*	24,570	654,053

Shin-Etsu Chemical Co. Ltd. (Japan)	2,600	151,011
Sumitomo Bakelite Co. Ltd. (Japan)	12,000	68,799
Syngenta AG (Switzerland)	740	205,493
Tokai Carbon Co. Ltd. (Japan)	6,000	34,913
Ube Industries Ltd. (Japan)	26,000	66,745
Yara International ASA (Norway)	3,700	160,620

		7,665,256

Clothing & Apparel — 0.5%
Coach, Inc.	38,640	1,527,053
Jones Apparel Group, Inc.	28,560	543,211

		2,070,264

Commercial Banks — 3.6%
Bank of America Corp.	100,720	1,797,852
Bank of New York Mellon Corp. (The)	73,590	2,272,459
Goldman Sachs Group, Inc. (The)	9,830	1,677,293
HSBC Holdings PLC (United Kingdom)	108,900	1,103,906
Intesa Sanpaolo SpA (Italy)*	105,491	392,895
JPMorgan Chase & Co.	56,310	2,519,873
PNC Financial Services Group, Inc.	30,820	1,839,954
Wells Fargo & Co.	98,720	3,072,166

		14,676,398

Commercial Services — 0.1%
Park24 Co. Ltd. (Japan)	5,200	53,174
United Rentals, Inc.*	42,080	394,710

		447,884

Computer Hardware — 2.8%
Apple, Inc.*	8,460	1,987,508
Compellent Technologies, Inc.*	56,380	989,469
Computershare Ltd. (Australia)	22,969	263,890
Fujitsu Ltd. (Japan)	39,000	255,300
Obic Co. Ltd. (Japan)	340	61,752
Seagate Technology (Cayman Islands)*	266,600	4,868,116
TDK Corp. (Japan)	3,400	226,206
Western Digital Corp.*	65,570	2,556,574

		11,208,815

Construction — 0.3%
Beazer Homes USA, Inc.*	68,960	313,079
D.R. Horton, Inc.	32,230	406,098
KB Home	2,220	37,185
Wienerberger AG (Austria)*	19,800	385,634

		1,141,996

Consumer Products & Services — 0.9%
Avon Products, Inc.	47,000	1,591,890
Procter & Gamble Co. (The)	28,420	1,798,133
Unicharm Corp. (Japan)	1,100	106,247

		3,496,270

Containers & Packaging — 0.2%
Owens-Illinois, Inc.*	21,610	768,019

Distribution/Wholesale — 0.2%
Li & Fung Ltd. (Hong Kong)	36,000	177,119
Mitsubishi Corp. (Japan)	7,900	207,028
Owens & Minor, Inc.	6,580	305,246

		689,393

Diversified Financial Services — 3.3%
Artio Global Investors, Inc.	9,000	222,660
Charles Schwab Corp. (The)	80,010	1,495,387
CME Group, Inc.	6,340	2,004,137
Deutsche Boerse AG (Germany)	1,770	131,200
GFI Group, Inc.	142,060	821,107
Interactive Brokers Group, Inc. (Class A Stock)*	91,390	1,475,948
Invesco Ltd. (Bermuda)	20,200	442,582
Keppel Corp. Ltd. (Singapore)	20,000	130,384
Macquarie Group Ltd. (Australia)	3,029	131,334
MF Global Holdings Ltd.*	288,530	2,328,437
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,270	46,187
Noble Group Ltd. (Singapore)	35,000	76,557
Nomura Holdings, Inc. (Japan)	73,700	543,152
ORIX Corp. (Japan)*	3,290	291,733
Promise Co. Ltd. (Japan)	2,600	24,112
Schroders PLC (United Kingdom)	7,100	151,593
Swire Pacific Ltd. (Class A Stock) (Hong Kong)	16,500	198,487
TD Ameritrade Holding Corp.*	152,680	2,910,081

		13,425,078

Diversified Operations — 0.2%
Mitsui & Co. Ltd. (Japan)	39,900	670,477

Electric — 0.6%
GDF Suez (France)	9,270	358,089
International Power PLC (United Kingdom)	59,342	287,173
Kansai Electric Power Co., Inc. (The) (Japan)	2,500	57,279
Mirant Corp.*	11,600	125,976
Red Electrica Corp. SA (Spain)	2,100	112,704
RRI Energy, Inc.*	169,430	625,197
Tokyo Electric Power Co., Inc. (Japan)	24,900	663,716

		2,230,134

Electric Utilities — 1.3%
AES Corp. (The)*	43,800	481,800
American Electric Power Co., Inc.	63,120	2,157,441
Great Plains Energy, Inc.	15,410	286,164
Northeast Utilities	27,480	759,547
PG&E Corp.	11,480	486,982
TECO Energy, Inc.	60,240	957,214

		5,129,148

Electronic Components & Equipment — 0.5%
Byd Co. Ltd. (Class H Stock) (China)*	15,000	149,435
Funai Electric Co. Ltd. (Japan)	900	37,929
Hon Hai Precision Industry Co. Ltd. (Taiwan)	23,500	213,850
Keyence Corp. (Japan)	300	71,687
Koninklijke (Royal) Philips Electronics NV (Netherlands)	14,700	471,350
Kyocera Corp. (Japan)	1,300	126,677
Mitsubishi Electric Corp. (Japan)	10,000	91,881

Murata Manufacturing Co. Ltd. (Japan)	1,300	73,837
Nippon Electric Glass Co. Ltd. (Japan)	3,000	42,261
Omron Corp. (Japan)	2,800	64,991
Schneider Electric SA (France)	2,011	235,872
Yingli Green Energy Holding Co. Ltd., ADR (China)*	29,200	372,008

		1,951,778

Electronics — 0.2%
Nidec Corp. (Japan)	800	85,742
Sony Corp. (Japan)	7,800	298,684
Toshiba Corp. (Japan)*	24,000	123,992
Yaskawa Electric Corp. (Japan)	25,000	228,634

		737,052

Engineering & Construction
Chiyoda Corp. (Japan)	8,000	79,410

Entertainment & Leisure — 1.2%
Bally Technologies, Inc.*	12,070	489,318
Carnival Corp.	25,800	1,003,104
Carnival PLC (United Kingdom)	9,800	402,273
International Game Technology	66,300	1,223,235
Mattel, Inc.	66,930	1,521,988
Nintendo Co. Ltd. (Japan)	200	66,959
Regal Entertainment Group (Class A Stock)	1,800	31,626

		4,738,503

Exchange Traded Fund — 0.6%
iShares Russell 2000 Index Fund	32,800	2,224,168

Financial - Bank & Trust — 1.3%
Banco Santander SA (Spain)	26,834	356,636
Commonwealth Bank of Australia (Australia)	7,700	397,740
Credit Suisse Group AG (Switzerland)	8,646	445,666
Danske Bank A/S (Denmark)*	7,639	187,933
Deutsche Bank AG (Germany)	4,740	365,113
Erste Group Bank AG (Austria)	3,700	155,420
Mitsubishi UFJ Financial Group, Inc. (Japan)	149,700	784,608
National Australia Bank Ltd. (Australia)	36,008	909,336
Sumitomo Mitsui Financial Group, Inc. (Japan)	21,700	717,221
UBS AG (Switzerland)*	52,680	856,350

		5,176,023

Financial Services — 0.7%
Barclays PLC (United Kingdom)	180,062	984,496
DnB NOR ASA (Norway)*	39,400	450,138
Hang Seng Bank Ltd. (Hong Kong)	16,600	231,332
Morgan Stanley	33,930	993,810
Suncorp-Metway Ltd. (Australia)	28,286	221,670

		2,881,446

Foods — 2.3%
ConAgra Foods, Inc.	66,960	1,678,687
Delhaize Group SA (Belgium)	2,200	176,801
Groupe Danone (France)	9,310	560,828
HeidelbergCement AG (Germany)	8,310	463,550
Kroger Co. (The)	73,040	1,582,046
Metro AG (Germany)	2,740	162,539
Nestle SA (Switzerland)	24,406	1,249,928
Sysco Corp.	36,260	1,069,670
Tesco PLC (United Kingdom)	63,600	420,265
Toyo Suisan Kaisha Ltd. (Japan)	7,000	181,046
Unilever NV (Netherlands)	19,600	591,136
Unilever NV, CVA (Netherlands)	14,000	423,472
WM Morrison Supermarkets PLC (United Kingdom)	77,500	345,174
Woolworths Ltd. (Australia)	8,465	217,502

		9,122,644

Furniture
Nitori Co. Ltd. (Japan)	1,100	83,538

Hand/Machine Tools — 0.3%
Kennametal, Inc.	30,230	850,068
Sandvik AB (Sweden)	14,600	182,485
SMC Corp. (Japan)	800	108,589

		1,141,142

Healthcare Products — 1.5%
Baxter International, Inc.	22,150	1,289,130
Bruker Corp.*	12,350	180,927
C.R. Bard, Inc.	10,410	901,714
CareFusion Corp.*	33,410	883,026
Endologix, Inc.*	13,520	54,621
Hologic, Inc.*	31,470	583,454
Integra LifeSciences Holdings Corp.*	4,240	185,839
Johnson & Johnson	14,620	953,224
Kinetic Concepts, Inc.*	6,300	301,203
Nakanishi, Inc. (Japan)	2,900	302,439
Terumo Corp. (Japan)	900	47,941
Volcano Corp.*	10,230	247,157

		5,930,675

Healthcare Providers & Services — 0.3%
American Dental Partners, Inc.*	18,270	238,424
Centene Corp.*	9,380	225,495
Community Health Systems, Inc.*	6,000	221,580
Covance, Inc.*	4,380	268,888
Healthsouth Corp.*	11,250	210,375

		1,164,762

Healthcare Services — 0.7%
Aetna, Inc.	30,440	1,068,748
IPC The Hospitalist Co., Inc.*	5,060	177,657
Psychiatric Solutions, Inc.*	15,290	455,642
Ramsay Health Care Ltd. (Australia)	10,878	138,952
Skilled Healthcare Group, Inc.*	18,760	115,749
WellPoint, Inc.*	16,510	1,062,914

		3,019,662

Home Builders — 0.3%
Lennar Corp. (Class A Stock)	37,720	649,161
Toll Brothers, Inc.*	27,780	577,824

		1,226,985

Hotels & Motels — 0.4%
7 Days Group Holdings Ltd. (China)*	53,000	550,670
Accor SA (France)	2,988	165,305
MGM Mirage, Inc.*	69,410	832,920

Pierre & Vacances (France)	2,740	206,579

		1,755,474

Household Products — 0.4%
Mohawk Industries, Inc.*	9,730	529,117
Newell Rubbermaid, Inc.	50,180	762,736
Pioneer Corp. (Japan)*	6,400	23,481
Reckitt Benckiser Group PLC (United Kingdom)	3,900	214,063

		1,529,397

Insurance — 2.8%
ACE Ltd. (Switzerland)	25,760	1,347,248
Allianz SE (Germany)	3,198	400,970
AMP Ltd. (Australia)	45,728	262,684
Assurant, Inc.	12,770	439,033
AXA SA (France)	28,360	630,878
Axis Capital Holdings Ltd. (Bermuda)	16,100	503,286
Delphi Financial Group, Inc. (Class A Stock)	56,740	1,427,578
ING Groep NV, CVA (Netherlands)*	43,200	431,311
Lincoln National Corp.	48,580	1,491,406
MetLife, Inc.	26,270	1,138,542
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	1,118	181,431
PartnerRe Ltd. (Bermuda)	23,100	1,841,532
Prudential PLC (United Kingdom)	20,825	173,020
QBE Insurance Group Ltd. (Australia)	11,287	215,747
Swiss Reinsurance Co. Ltd. (Switzerland)*	2,660	130,931
T&D Holdings, Inc. (Japan)	9,800	231,976
Tokio Marine Holdings, Inc. (Japan)	7,400	208,409
Zurich Financial Services AG (Switzerland)	1,393	357,102

		11,413,084

Internet Services — 2.2%
Baidu, Inc., ADR (Cayman Islands)*	200	119,400
Cogent Communications Group, Inc.*	12,980	135,122
Google, Inc. (Class A Stock)*	10,820	6,135,048
Kakaku.com, Inc. (Japan)	7	25,382
Matsui Securities Co. Ltd. (Japan)	5,000	35,726
Rackspace Hosting, Inc.*	41,630	779,730
Rakuten, Inc. (Japan)	146	105,569
Tencent Holdings Ltd. (Cayman Islands)	12,400	248,822
Yahoo!, Inc.*	82,360	1,361,411

		8,946,210

Machinery — 2.9%
AGCO Corp.*	47,380	1,699,521
Alstom SA (France)	2,818	175,730
Bucyrus International, Inc.	27,590	1,820,664
CNH Global NV (Netherlands)*	79,900	2,456,925
Cummins, Inc.	39,820	2,466,849
Deere & Co.	16,850	1,001,901
Fanuc Ltd. (Japan)	1,100	116,718
MAN SE (Germany)	6,818	570,760
Rockwell Automation, Inc.	26,830	1,512,139

		11,821,207

Machinery & Equipment — 1.5%
BlueScope Steel Ltd. (Australia)*	92,121	245,996
Caterpillar, Inc.	23,190	1,457,492
Intevac, Inc.*	52,810	729,834
Komatsu Ltd. (Japan)	21,400	448,647
Manitowoc Co., Inc. (The)	66,050	858,650
Sumitomo Heavy Industries Ltd. (Japan)	67,000	403,476
Terex Corp.*	83,540	1,897,193
THK Co. Ltd. (Japan)	1,600	34,913

		6,076,201

Media — 1.0%
CBS Corp. (Class B Stock)	31,530	439,528
Comcast Corp. (Class A Stock)	67,390	1,268,280
DISH Network Corp. (Class A Stock)	29,380	611,692
Jupiter Telecommunications Co. Ltd. (Japan)	105	121,296
Reed Elsevier NV (Netherlands)	37,487	455,588
Viacom, Inc. (Class B Stock)*	31,080	1,068,530

		3,964,914

Metals
Sumitomo Metal Industries Ltd. (Japan)	48,000	145,299

Metals & Mining — 2.8%
Anglo American PLC (United Kingdom)*	4,900	213,703
ArcelorMittal (Luxembourg)	17,200	754,785
BHP Billiton Ltd. (Australia)	31,265	1,250,612
Century Aluminum Co.*	16,990	233,782
Charter International PLC (Jersey)	7,300	83,138
Cliffs Natural Resources, Inc.	5,160	366,102
Commercial Metals Co.	50,880	766,253
Compass Minerals International, Inc.	21,010	1,685,632
European Goldfields Ltd. (Canada)*	13,800	94,760
Freeport-McMoRan Copper & Gold, Inc.	6,500	543,010
Goldcorp, Inc. (Canada)	12,500	465,250
Joy Global, Inc.	24,930	1,411,038
Kaiser Aluminum Corp.	3,250	125,353
Kazakhmys PLC (Kazakhstan)*	5,600	129,764
Mitsubishi Materials Corp. (Japan)*	14,000	40,282
NSK Ltd. (Japan)	9,000	71,045
Peabody Energy Corp.	10,380	474,366
Rio Tinto Ltd. (Australia)	2,752	197,989
Rio Tinto PLC (United Kingdom)	21,400	1,268,127
Royal Gold, Inc.	6,180	285,578
Toho Titanium Co. Ltd. (Japan)	1,200	29,714
Umicore (Belgium)	4,617	161,232
Xstrata PLC (Switzerland)*	39,900	755,943

		11,407,458

Mining
Lihir Gold Ltd.	19,233	53,477

Miscellaneous Manufacturers — 0.7%
Cookson Group PLC (United Kingdom)*	23,000	190,742
Fujifilm Holdings Corp. (Japan)	4,800	165,323
General Electric Co.	54,700	995,540

Invensys PLC (United Kingdom)	30,900	159,756
Leggett & Platt, Inc.	24,140	522,390
Siemens AG (Germany)	4,464	447,075
Tomkins PLC (United Kingdom)	43,600	156,144

		2,636,970

Office Equipment — 0.2%
Canon, Inc. (Japan)	13,600	629,885

Oil & Gas — 1.9%
BP PLC (United Kingdom)	154,300	1,459,689
CenterPoint Energy, Inc.	49,730	714,123
Centrica PLC (United Kingdom)	60,700	270,717
ENI SpA (Italy)	4,900	114,959
Ensco International PLC, ADR (United Kingdom)	8,200	367,196
Galp Energia Sgps Sa (Portugal)	15,210	264,189
Gas Natural SDG SA (Spain)	17,200	317,572
Halliburton Co.	33,820	1,018,997
Inpex Corp. (Japan)	6	44,026
Patterson-UTI Energy, Inc.	29,110	406,667
Petroplus Holdings AG (Switzerland)*	9,220	171,301
Pride International, Inc.*	32,240	970,746
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	3,615	99,594
Superior Well Services, Inc.*	17,810	238,298
Total SA (France)	17,120	993,838

		7,451,912

Oil, & Gas Exploration/Production
Oil Search Ltd.	24,575	134,405

Oil, Gas & Consumable Fuels — 4.9%
Berry Petroleum Co. (Class A Stock)	6,860	193,178
BG Group PLC (United Kingdom)	41,758	722,708
Chevron Corp.	24,070	1,825,228
Concho Resources, Inc.*	6,480	326,333
Devon Energy Corp.	6,380	411,063
Exxon Mobil Corp.	33,460	2,241,151
Forest Oil Corp.*	75,200	1,941,664
Marathon Oil Corp.	13,990	442,643
Newfield Exploration Co.*	25,460	1,325,193
Occidental Petroleum Corp.	13,100	1,107,474
Petrohawk Energy Corp.*	67,900	1,377,012
Petroleo Brasileiro SA, ADR (Brazil)	36,700	1,632,783
Petroleum Geo-Services ASA (Norway)*	23,100	302,587
Royal Dutch Shell PLC (Class A Stock) (AMS) (United Kingdom)	8,746	252,972
Royal Dutch Shell PLC (Class A Stock) (XLON) (United Kingdom)	35,700	1,034,735
Saipem SpA (Italy)	6,591	255,048
Schlumberger Ltd. (Netherlands)	15,600	989,976
Southwestern Energy Co.*	35,080	1,428,457
St. Mary Land & Exploration Co.	5,010	174,398
Statoil ASA (Norway)	14,200	328,766
Technip SA (France)	1,540	125,217
Tokyo Gas Co. Ltd. (Japan)	25,000	110,172
Transocean Ltd. (Switzerland)*	11,460	989,915
WSP Holdings Ltd. (China)	30,200	80,634

		19,619,307

Pharmaceuticals — 5.0%
Allergan, Inc.	17,560	1,147,019
AstraZeneca PLC (United Kingdom)	3,045	135,805
BioMarin Pharmaceutical, Inc.*	17,900	418,323
BioScrip, Inc.*	23,490	187,450
Biovail Corp. (Canada)	39,600	664,092
Cardinal Health, Inc.	20,520	739,336
Express Scripts, Inc.*	8,730	888,365
GlaxoSmithKline PLC (United Kingdom)	34,000	652,933
Hisamitsu Pharmaceutical Co., Inc. (Japan)	6,900	256,471
Impax Laboratories, Inc.*	63,570	1,136,632
Ironwood Pharmaceuticals, Inc.*	11,730	158,590
King Pharmaceuticals, Inc.*	116,380	1,368,629
Kobayashi Pharmaceutical Co. Ltd. (Japan)	2,000	82,362
Merck & Co., Inc.	60,920	2,275,362
Merck KGAA (Germany)*	2,650	214,755
Mitsubishi Tanabe Pharma Corp. (Japan)	12,000	169,430
Momenta Pharmaceuticals, Inc.*	10,990	164,520
NBTY, Inc.*	36,740	1,762,785
Nichi-Iko Pharmaceutical Co. Ltd. (Japan)	1,100	30,909
Novartis AG (Switzerland)	5,974	322,666
Novo Nordisk A/S (Class B Stock) (Denmark)	3,611	280,203
Pfizer, Inc.	186,170	3,192,815
Questcor Pharmaceuticals, Inc.*	5,620	46,253
Roche Holding AG (Switzerland)	8,241	1,336,505
Salix Pharmaceuticals Ltd.*	6,000	223,500
Sanofi-Aventis SA (France)	11,002	820,120
Santen Pharmaceutical Co. Ltd. (Japan)	800	24,011
Savient Pharmaceuticals, Inc.*	12,760	184,382
Shionogi & Co. Ltd. (Japan)	3,500	66,563
Shire PLC, ADR (United Kingdom)	12,000	791,520
Somaxon Pharmaceuticals, Inc.*	11,270	97,598
Valeant Pharmaceuticals International*	7,390	317,105

		20,157,009

Real Estate — 0.5%
China Overseas Land and Investment (Hong Kong)	44,000	99,399
Daito Trust Construction Co. Ltd. (Japan)	4,400	212,258
Jones Lang LaSalle, Inc.	24,540	1,788,721

		2,100,378

Real Estate Investment Trusts — 0.4%
Japan Retail Fund Investment Corp., REIT (Japan)	37	43,534
Macerich Co. (The)	7,650	293,071
MFA Financial, Inc.	86,300	635,168
Public Storage, Inc.,	4,310	396,477
Westfield Group (Australia)	31,959	353,686

		1,721,936

Real Estate Operation & Development — 0.1%
CapitaLand Ltd. (Singapore)	54,000	153,244
Cheung Kong Holdings Ltd. (Hong Kong)	20,000	257,591

Mitsubishi Estate Co. Ltd. (Japan)	6,000	98,192

		509,027

Retail — 0.6%
Burger King Holdings, Inc.	19,970	424,562
Hennes & Mauritz AB (Class B Stock) (Sweden)	5,230	339,777
Travis Perkins PLC (United Kingdom)*	20,100	249,656
Wal-Mart Stores, Inc.	27,550	1,531,780

		2,545,775

Retail & Merchandising — 3.3%
ABC-Mart, Inc. (Japan)	1,100	35,180
Abercrombie & Fitch Co. (Class A Stock)	10,230	466,897
Asics Corp. (Japan)	6,000	58,659
Best Buy Co., Inc.	26,500	1,127,310
CVS Caremark Corp.	105,140	3,843,918
Fast Retailing Co. Ltd. (Japan)	400	69,526
Game Group PLC (United Kingdom)	92,700	138,210
Harvey Norman Holdings Ltd. (Australia)	118,845	394,790
Home Depot, Inc. (The)	34,820	1,126,427
Industria de Diseno Textil SA (Spain)	4,042	266,444
Kingfisher PLC (United Kingdom)	50,200	163,326
Limited Brands, Inc.	7,750	190,805
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,300	29,410
Nissin Kogyo Co. Ltd. (Japan)	13,700	223,620
Point, Inc. (Japan)	600	35,940
PPR (France)	1,860	247,630
Rue21, Inc.*	17,250	598,058
Saks, Inc.*	75,240	647,064
Staples, Inc.	33,510	783,799
Talbots, Inc.*	94,150	1,220,184
Tiffany & Co.	21,210	1,007,263
Wesfarmers Ltd. (Australia)	7,800	227,542
Yamada Denki Co. Ltd. (Japan)	4,660	343,930

		13,245,932

Semiconductors — 1.0%
ASML Holding NV (Netherlands)	7,000	250,169
Avago Technologies Ltd. (Singapore)*	11,800	242,608
Elpida Memory Inc (Japan)*	16,900	332,794
Infineon Technologies AG (Germany)*	72,390	502,461
Novellus Systems, Inc.*	87,830	2,195,750
Rohm Co. Ltd. (Japan)	1,000	74,660
Secom Co. Ltd. (Japan)	1,100	48,123
Sumco Corp. (Japan)*	2,000	42,529
Tokyo Electron Ltd. (Japan)	5,100	338,218

		4,027,312

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.*	225,300	2,088,531

Software — 3.2%
Autonomy Corp. PLC (United Kingdom)*	2,300	63,627
BMC Software, Inc.*	158,490	6,022,620
Cellu Tissue Holdings, Inc.*	17,630	175,947
Demandtec, Inc.*	151,950	1,056,053
Microsoft Corp.	99,860	2,922,902
Take-Two Interactive Software, Inc.*	273,920	2,698,112

		12,939,261

Specialty Retail
FamilyMart Co. Ltd. (Japan)	5,900	187,747

Steel Producers/Products — 0.1%
JFE Holdings, Inc. (Japan)	10,100	406,744

Telecommunications — 3.4%
American Tower Corp. (Class A Stock)*	23,450	999,205
AT&T, Inc.	13,430	347,031
BT Group PLC (United Kingdom)	131,000	246,303
Ciena Corp.*	106,010	1,615,592
Finisar Corp.*	72,250	1,135,048
France Telecom SA (France)	3,010	72,020
KDDI Corp. (Japan)	44	227,789
NII Holdings, Inc.*	48,630	2,025,926
Nippon Telegraph & Telephone Corp. (Japan)	8,000	337,148
Nokia Oyj (Finland)	28,088	437,417
Oclaro, Inc.*	438,570	1,206,067
Qwest Communications International, Inc.	354,830	1,852,213
SES SA, FDR (Luxembourg)	11,134	281,140
Swisscom AG (Switzerland)	780	284,659
Telefonaktiebolaget LM Ericsson (Class B Stock) (Sweden)	6,295	66,345
Telefonica SA (Spain)	45,940	1,088,343
Vimpel-Communications, ADR (Russia)	6,900	127,029
Vodafone Group PLC (United Kingdom)	582,000	1,342,438

		13,691,713

Telecommunications - Cellular — 0.1%
Millicom International Cellular Sa (Luxembourg)	1,600	143,146
Softbank Corp. (Japan)	7,600	187,216

		330,362

Thrifts & Mortgage Finance — 0.1%
People’s United Financial, Inc.	20,260	316,866

Tobacco — 0.4%
Alliance One International, Inc.*	121,790	619,911
British American Tobacco PLC (United Kingdom)	12,800	441,216
Imperial Tobacco Group PLC (United Kingdom)	10,457	318,956
Japan Tobacco, Inc. (Japan)	16	59,557

		1,439,640

Transportation — 1.1%
CSX Corp.	14,590	742,631
Diana Shipping, Inc. (Greece)*	15,300	231,336
Eagle Bulk Shipping, Inc.*	20,800	110,448
East Japan Railway Co. (Japan)	8,400	584,020
FirstGroup PLC (United Kingdom)	48,600	264,764
Frontline Ltd. (NSDQ) (Bermuda)	5,200	160,116
Frontline Ltd. (XNYS) (Bermuda)	10,500	321,615

Genco Shipping & Trading Ltd. (Marshall Island)*	26,000	548,860
Kawasaki Kisen Kaisha Ltd. (Japan)*	64,000	255,343
Kuehne & Nagel International AG (Switzerland)	1,340	135,601
Schindler Holding AG (Switzerland)	1,654	145,572
TNT NV (Netherlands)	5,000	143,372
Union Pacific Corp.	10,430	764,519

		4,408,197

Transportation Infrastructure
Groupe Eurotunnel SA (France)	9,980	101,703

Utilities — 0.2%
E.ON AG (Germany)	25,554	943,460

Water — 0.4%
American Water Works Co., Inc.	67,460	1,467,930
United Utilities Group PLC (United Kingdom)	14,400	122,152
Veolia Environnement (France)	5,390	186,952

		1,777,034

TOTAL COMMON STOCKS (cost $297,544,351)		301,559,262

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%

Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4
5.451%	01/15/49	Aaa	$110	107,882
Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/49	Aaa	500	484,002
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	500	480,322
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4
5.543%	12/10/49	Aaa	500	460,152
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa	140	136,513
Series 2007-LDPX, Class A3
5.42%	01/15/49	Aaa	500	481,676
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
5.951%(c)	07/15/44	Aaa	500	482,883
Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	500	483,774

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,118,796)				3,117,204

CORPORATE BONDS — 5.6%

Banks — 0.8%
Bank of America Corp., Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	1,090	1,102,720
Citigroup, Inc., Sr. Unsec’d. Notes
5.50%	04/11/13	A3	790	830,117
Credit Suisse, Sub. Notes (Switzerland)
6.00%	02/15/18	Aa2	520	550,566
KeyBank NA, Sub. Notes
5.80%	07/01/14	A3	325	332,391
Wachovia Bank NA, Sub. Notes
4.875%	02/01/15	Aa3	320	331,808
Wells Fargo & Co., Sr. Notes
3.625%	04/15/15	A1	110	109,142

				3,256,744

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A
5.375%	11/15/14	Baa2	305	330,347

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes
7.60%	05/15/14	Baa3	480	547,964

Consumer Products — 0.1%
Fortune Brands, Inc., Sr. Unsec’d. Notes
5.875%	01/15/36	Baa3	375	330,165

Diversified Financial Services — 0.6%
Capital One Bank USA NA, Sub. Notes
8.80%	07/15/19	A3	275	332,271
Discover Financial Services, Sr. Unsec’d. Notes
10.25%	07/15/19	Ba1	280	333,133
General Electric Capital Corp., Sr. Unsec’d. Notes
5.50%	01/08/20	Aa2	815	831,516
JPMorgan Chase & Co., Sr. Unsec’d. Notes
3.70%	01/20/15	Aa3	800	804,927

				2,301,847

Diversified Manufacturing Operations — 0.1%
Tyco Electronics Group SA, Gtd. Notes (Luxembourg)
6.00%	10/01/12	Baa2	305	328,402

Electric — 0.6%
Dominion Resources, Inc., Jr. Sub. Notes
6.30%(c)	09/30/66	Baa3	235	222,075
EDP Finance BV Sr. Unsec’d. Notes, 144A (Netherlands)
6.00%	02/02/18	A3	320	329,355
FirstEnergy Solutions Corp., Gtd. Notes
4.80%	02/15/15	Baa2	320	327,495
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	310	327,596
National Grid PLC, Sr. Unsec’d. Notes (United Kingdom)
6.30%	08/01/16	Baa1	295	328,013
Nisource Finance Corp., Gtd. Notes
6.40%	03/15/18	Baa3	310	332,386
PPL Energy Supply LLC, Sr. Unsec’d. Notes
6.50%	05/01/18	Baa2	305	324,993
Progress Energy, Inc., Sr. Unsec’d. Notes
6.00%	12/01/39	Baa2	335	326,505

				2,518,418

Financial — Bank & Trust — 0.5%
Goldman Sachs Group, Inc. (The), Sub. Notes
6.75%	10/01/37	A2	555	554,303
Morgan Stanley, Sr. Unsec’d. Notes
6.00%	05/13/14	A2	1,025	1,107,141
Regions Financial Corp., Sr. Unsec’d. Notes
7.75%	11/10/14	Baa3	320	336,685

				1,998,129

Food — 0.1%
Kraft Foods, Inc., Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	320	325,234

Insurance — 0.3%
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A
8.875%	06/01/39	A1	265	337,566
MetLife, Inc., Sr. Unsec’d. Notes
6.75%	06/01/16	A3	295	330,593
New York Life Insurance Co., Sub. Notes, 144A
6.75%	11/15/39	Aa2	305	334,148
Northwestern Mutual Life Insurance, Notes, 144A
6.063%	03/30/40	Aa2	100	100,357
Pacific Life Insurance Co., Sub. Notes, 144A
9.25%	06/15/39	A3	275	340,760

				1,443,424

Media — 0.6%
Comcast Corp., Gtd. Notes
6.40%	03/01/40	Baa1	325	330,340
COX Communications, Inc., Unsec’d. Notes
4.625%	06/01/13	Baa2	310	327,761
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A
4.75%	10/01/14	Baa3	315	329,085
News America, Inc., Gtd. Notes
6.15%	03/01/37	Baa1	335	330,210
Time Warner Cable, Inc., Gtd. Notes
6.75%	07/01/18	Baa2	295	329,622
Time Warner, Inc., Gtd. Notes
6.20%	03/15/40	Baa2	330	325,782
Viacom, Inc., Sr. Unsec’d. Notes
6.75%	10/05/37	Baa2	315	329,724

				2,302,524

Metals & Mining — 0.1%
Rio Tinto Finance Ltd., Gtd. Notes (Australia)
8.95%	05/01/14	Baa1	275	331,376

Oil & Gas — 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes
5.95%	09/15/16	Baa3	305	332,289
Motiva Enterprises LLC, Sr. Unsec’d. Notes, 144A
6.85%	01/15/40	A2	305	328,681
Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada)
6.10%	06/01/18	Baa2	305	328,632

				989,602

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A
5.35%	03/15/20	Baa2	330	330,669
Midcontinent Express Pipeline LLC, Sr. Unsec’d. Notes, 144A
5.45%	09/15/14	Ba1	420	434,864

				765,533

Real Estate — 0.1%
Post Apartment Homes LP, Sr. Unsec’d. Notes
6.30%	06/01/13	Baa3	550	578,282

Real Estate Investment Trust — Other REITs — 0.6%
Camden Property Trust, Sr. Unsec’d. Notes
5.375%	12/15/13	Baa1	550	574,917
Developers Diversified Realty Corp., Sr. Unsec’d. Notes
5.375%	10/15/12	Baa3	550	549,386
Duke Realty LP, Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2	550	579,441
Simon Property Group LP, Sr. Unsec’d. Notes
5.30%	05/30/13	A3	550	581,966

				2,285,710

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes
6.30%	01/15/38	A2	435	441,431
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)
4.95%	09/30/14	Baa2	320	328,266
Verizon Communications, Inc., Sr. Unsec’d. Notes
6.10%	04/15/18	A3	300	328,161

				1,097,858

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes
9.70%	11/10/18	Baa1	260	319,704
Reynolds American, Inc., Gtd. Notes
6.75%	06/15/17	Baa3	310	332,036

				651,740

TOTAL CORPORATE BONDS (cost $22,553,547)				22,383,299

MUNICIPAL BOND — 0.1%

California
State of California, General Obligation Unlimited
6.20%	03/01/19	Baa1	340	347,330

(cost $343,801)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 6.6%
Federal Home Loan Mortgage Corp.
6.50%	04/10/40		1,000	1,087,031
Federal National Mortgage Assoc.
4.00%	TBA		2,000	2,028,750
4.00%	TBA		1,000	969,375
4.00%	TBA		1,000	977,812
4.50%	TBA		4,000	4,008,752
5.00%	TBA		567	585,967
5.00%	TBA		1,446	1,494,011
5.00%	TBA		3,000	3,094,686
5.00%	TBA		500	512,031
5.50%	TBA		2,000	2,139,062
5.50%	TBA		4,200	4,426,405
5.50%	TBA		900	945,140
6.00%	TBA		4,000	4,248,752

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $26,610,967)				26,517,774

U.S. TREASURY OBLIGATIONS — 14.2%
U.S. Treasury Bonds
4.375%	11/15/39		3,000	2,836,875
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.125%	01/15/19		6,600	7,015,782
U.S. Treasury Notes
0.875%	02/29/12		20,500	20,457,565
1.875%	04/30/14		27,000	26,673,057

TOTAL U.S. TREASURY OBLIGATIONS (cost $57,266,846)				56,983,279

	Units
RIGHTS(m)*
Automobile Manufacturers
Volkswagen AG expiring 4/10/2010 (Germany) (cost $0)	6,400	4,660

TOTAL LONG-TERM INVESTMENTS (cost $407,438,308)		410,912,808

Shares
SHORT-TERM INVESTMENTS — 12.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 12.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $49,863,918)(w)	49,863,918	49,863,918

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
0.138%	05/27/10	$100	99,981
0.139%	05/27/10	120	119,977
0.142%	05/27/10	140	139,974
0.147%	05/27/10	1,160	1,159,780
0.147%	05/27/10	40	39,992

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,559,652)			1,559,704

TOTAL SHORT-TERM INVESTMENTS (cost $51,423,570)			51,423,622

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 115.0% (cost $458,861,878)			462,336,430

SECURITIES SOLD SHORT — (9.2)%

	Shares
COMMON STOCKS

Aerospace & Defense — (0.4)%
Boeing Co. (The)	3,430	(249,052)
General Dynamics Corp.	5,140	(396,808)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	37,560	(878,153)

		(1,524,013)

Automobile Manufacturers — (0.1)%
PACCAR, Inc.	11,750	(509,245)

Beverages — (0.2)%
SABMiller PLC (United Kingdom)	31,000	(905,510)

Biotechnology — (0.1)%
Life Technologies Corp.*	5,940	(310,484)

Chemicals — (0.1)%
E.I. du Pont de Nemours & Co.	9,580	(356,759)

Commercial Banks — (0.3)%
Fifth Third Bancorp	47,650	(647,564)

M&T Bank Corp.	6,750	(535,815)

		(1,183,379)

Commercial Services — (0.3)%
Chemed Corp.	8,360	(454,617)
Robert Half International, Inc.	15,100	(459,493)
SuccessFactors, Inc.*	25,760	(490,470)

		(1,404,580)

Construction & Engineering — (0.1)%
Jacobs Engineering Group, Inc.	5,120	(231,373)

Containers & Packaging — (0.1)%
Bemis Co., Inc.	7,820	(224,590)

Diversified Financial Services — (0.5)%
NYSE Euronext, Inc.	50,150	(1,484,941)
T. Rowe Price Group, Inc.	7,490	(411,426)

		(1,896,367)

Electric — (0.2)%
Exelon Corp.	3,190	(139,754)
FirstEnergy Corp.	4,080	(159,487)
Integrys Energy Group, Inc.	14,440	(684,167)

		(983,408)

Electrical Equipment — (0.1)%
A.O. Smith Corp.	6,600	(346,962)

Energy Equipment & Services — (0.1)%
Weatherford International Ltd. (Switzerland)	36,950	(586,027)

Foods — (0.4)%
Corn Products International, Inc.	9,200	(318,872)
Hain Celestial Group, Inc. (The)*	9,320	(161,702)
Kellogg Co.	4,560	(243,641)
Kraft Foods, Inc. (Class A Stock)	8,060	(243,734)
Tootsie Roll Industries, Inc.	6,020	(162,721)
Weis Markets, Inc.	10,380	(377,417)

		(1,508,087)

Healthcare Products — (0.3)%
Intuitive Surgical, Inc.*	160	(55,701)
Smith & Nephew PLC (United Kingdom)	12,000	(600,720)
Stryker Corp.	8,870	(507,541)

		(1,163,962)

Healthcare Providers & Services — (0.1)%
Tenet Healthcare Corp.*	54,470	(311,568)
UnitedHealth Group, Inc.	6,120	(199,941)

		(511,509)

Hotels, Restaurants & Leisure — (0.1)%
Wynn Resorts Ltd.	5,280	(400,382)

Insurance — (0.2)%
Aflac, Inc.	13,720	(744,859)

Internet Services — (0.3)%
F5 Networks, Inc.*	16,940	(1,041,979)

Machinery & Equipment — (0.2)%
3M Co.	5,920	(494,734)
Applied Industrial Technologies, Inc.	15,740	(391,139)

		(885,873)

Metals & Mining — (0.1)%
Alcoa, Inc.	17,150	(244,216)
Barrick Gold Corp. (Canada)	6,300	(241,542)

		(485,758)

Oil, Gas & Consumable Fuels — (0.8)%
Atmos Energy Corp.	7,870	(224,846)
ConocoPhillips	7,890	(403,731)
Diamond Offshore Drilling, Inc.	5,740	(509,769)
Goodrich Petroleum Corp.*	9,870	(154,367)
National Oilwell Varco, Inc.	10,580	(429,337)
Noble Energy, Inc.	11,090	(809,570)
Rowan Cos., Inc.*	15,620	(454,698)
W&T Offshore, Inc.	44,240	(371,616)

		(3,357,934)

Paper & Forest Products — (0.1)%
International Paper Co.	8,680	(213,615)

Pharmaceuticals — (0.5)%
AstraZeneca PLC, ADR (United Kingdom)	10,200	(456,144)
Eli Lilly & Co.	5,960	(215,871)
McKesson Corp.	4,020	(264,195)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	6,700	(422,636)
Watson Pharmaceuticals, Inc.*	13,560	(566,401)

		(1,925,247)

Real Estate Investment Trusts — (0.6)%
Simon Property Group, Inc.	13,670	(1,146,913)
Taubman Centers, Inc.	11,600	(463,072)
Vornado Realty Trust	8,320	(629,824)

		(2,239,809)

Retail & Merchandising — (1.1)%
Aeropostale, Inc.*	41,570	(1,198,463)
Cheesecake Factory, Inc. (The)*	27,700	(749,562)
Costco Wholesale Corp.	9,900	(591,129)
Dillard’s, Inc. (Class A Stock)	20,270	(478,372)
Dollar Tree, Inc.*	12,780	(756,832)
Gap, Inc. (The)	13,100	(302,741)
Urban Outfitters, Inc.*	8,260	(314,128)

		(4,391,227)

Semiconductors — (0.8)%
Infosys Technologies Ltd., ADR (India)	33,500	(1,971,475)
Netlogic Microsystems, Inc.*	22,630	(666,001)
QLogic Corp.*	38,920	(790,076)

		(3,427,552)

Software — (0.5)%
ANSYS, Inc.*	13,460	(580,664)
Cerner Corp.*	2,390	(203,294)
Citrix Systems, Inc.*	14,570	(691,638)
CommVault Systems, Inc.*	32,160	(686,616)

		(2,162,212)

Telecommunications — (0.3)%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	12,500	(629,250)
Frontier Communications Corp.	56,030	(416,863)

		(1,046,113)

Tobacco — (0.2)%
Altria Group, Inc.	11,650	(239,058)

British American Tobacco PLC (United Kingdom)	5,200	(358,280)
Philip Morris International, Inc.	3,540	(184,646)

		(781,984)

TOTAL SECURITIES SOLD SHORT (proceeds received $36,616,077)		(36,750,799)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 105.9% (cost $422,245,801)		425,585,631

Other liabilities in excess of other assets(x) — (5.9)%		(23,666,106)

NET ASSETS — 100.0%		$401,919,525

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

AMS	Amsterdam Exchange

MTN	Medium Term Note

NSDQ	Nasdaq Exchange

PRFC	Preference Shares

REIT	Real Estate Investment Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

XLON	London Stock Exchange

XNYS	New York Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(m)	The amount represents fair value of derivative subject to equity contracts risk exposure as of March 31, 2010.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at March 31, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2010	Appreciation(1)(2)
Long Positions:
339	S&P 500 E-Mini	Jun 10	$19,938,730	$19,750,140	$188,590

(1)	Cash of $577,000 and U.S. Treasury Securities with a fair value of $1,559,704 have been segregated to cover requirements for open futures contracts as of March 31, 2010.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$301,559,262	$—	$—
Rights	—	4,660	—
Commerical Mortgage-Backed Securities	—	3,117,204	—
Corporate Bonds	—	22,383,299	—
Municipal Bonds	—	347,330	—
U.S. Government Mortgage-Backed Obligations	—	26,517,774	—
U.S. Treasury Obligations	—	58,542,983	—
Affiliated Money Market Mutual Fund	49,863,918	—	—
Short Sales — Common Stocks	(36,750,799)	—	—

Other Financial Instuments*
Futures	188,590	—	—

Total	$314,860,971	$110,913,250	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS — 65.2%

Aerospace & Defense — 2.2%
BAE Systems PLC (United Kingdom)	3,098,804	$17,460,104
Hexcel Corp.*	275,688	3,980,935
Northrop Grumman Corp.	287,194	18,831,310

		40,272,349

Automobiles — 0.8%
Daimler AG (Germany)(a)	168,095	7,902,146
Toyota Motor Corp., ADR (Japan)(a)	95,011	7,640,785

		15,542,931

Biotechnology — 0.1%
Enzon Pharmaceuticals, Inc.*(a)	128,778	1,310,960

Building & Building Products — 1.1%
Masco Corp.	1,333,836	20,701,135

Capital Markets — 2.4%
Credit Suisse Group AG, ADR (Switzerland)	157,288	8,081,457
Deutsche Bank AG (Germany)(a)	112,054	8,613,591
Man Group PLC (United Kingdom)	5,211,625	19,099,327
UBS AG (Switzerland)*	510,270	8,307,196

		44,101,571

Chemicals — 2.1%
E.I. du Pont de Nemours & Co.	523,666	19,501,322
Sensient Technologies Corp.	658,660	19,140,659

		38,641,981

Commercial Banks — 7.0%
Bank of China Ltd. (Class H Stock) (China)	36,462,000	19,442,017
Bank of the Ozarks, Inc.	47,502	1,671,595
Barclays PLC, ADR (United Kingdom)	369,349	8,033,341
FNB Corp.(a)	2,318,796	18,805,436
HSBC Holdings PLC, ADR (United Kingdom)(a)	127,916	6,484,062
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	25,047,000	19,097,561
Lloyds Banking Group PLC, ADR (United Kingdom)(a)	2,053,016	7,904,112
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	1,384,875	7,242,896
Mizuho Financial Group, Inc. (Japan)*	1,818,994	7,166,836
National Bank of Greece SA, ADR (Greece)(a)	1,918,392	7,788,672
Toronto-Dominion Bank (The) (Canada)	111,097	8,285,614
Trustmark Corp.(a)	744,730	18,193,754

		130,115,896

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	146,639	3,108,747
GEO Group, Inc. (The)*	146,098	2,895,662
Sykes Enterprises, Inc.*	133,449	3,047,975

		9,052,384

Communications Equipment — 1.5%
Arris Group, Inc.*	358,765	4,308,768
F5 Networks, Inc.*(a)	339,124	20,859,517
ViaSat, Inc.*	101,931	3,527,832

		28,696,117

Computers & Peripherals — 2.0%
Seagate Technology (Cayman Islands)*(a)	1,013,209	18,501,196
Western Digital Corp.*	505,050	19,691,900

		38,193,096

Construction & Engineering — 0.1%
Insituform Technologies, Inc. (Class A Stock)*	111,679	2,971,778

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	708,651	18,311,542

China Unicom Hong Kong Ltd., ADR (Hong Kong)	624,117	6,958,905
Cincinnati Bell, Inc.*	575,872	1,963,723
Cogent Communications Group, Inc.*	127,333	1,325,537
Deutsche Telekom AG, ADR (Germany)	546,406	7,376,481
France Telecom SA, ADR (France)(a)	301,344	7,247,323
Nippon Telegraph & Telephone Corp., ADR (Japan)	323,116	6,791,898
Telecom Italia SpA, ADR (Italy)(a)	485,904	6,967,863
Verizon Communications, Inc.(a)	607,801	18,853,987

		75,797,259

Electric Utilities — 3.0%
FPL Group, Inc.	374,430	18,096,202
Northeast Utilities	686,480	18,974,307
UniSource Energy Corp.	585,305	18,401,989

		55,472,498

Electrical Equipment
Advanced Battery Technologies, Inc.*(a)	182,950	713,505

Electronic Equipment, Instruments & Components — 0.1%
OSI Systems, Inc.*	50,136	1,406,315

Energy Equipment & Services — 0.2%
Bristow Group, Inc.*	99,982	3,772,321

Food Products — 2.3%
Diamond Foods, Inc.(a)	47,670	2,004,047
Kraft Foods, Inc. (Class A Stock)	609,278	18,424,566
Sanderson Farms, Inc.	57,716	3,094,155
Tate & Lyle PLC (United Kingdom)	2,722,768	18,766,597

		42,289,365

Healthcare Equipment & Supplies — 1.6%
American Medical Systems Holdings, Inc.*	212,984	3,957,243
Conceptus, Inc.*	89,795	1,792,308

Intuitive Surgical, Inc.*	57,437	19,995,543
Invacare Corp.	87,304	2,317,048
Zoll Medical Corp.*	61,280	1,615,341

		29,677,483

Healthcare Providers & Services — 0.3%
Air Methods Corp.*	37,817	1,285,778
Bio-Reference Labs, Inc.*	39,547	1,738,882
RehabCare Group, Inc.*	69,713	1,901,073

		4,925,733

Hotels, Restaurants & Leisure — 0.4%
Bob Evans Farms, Inc.	86,657	2,678,568
Peet’s Coffee & Tea, Inc.*	36,663	1,453,688
Texas Roadhouse, Inc.*	203,083	2,820,823

		6,953,079

Household Durables — 0.8%
La-Z-Boy, Inc.*	226,024	2,834,341
National Presto Industries, Inc.	29,191	3,471,102
Sony Corp., ADR (Japan)	206,509	7,911,360

		14,216,803

Insurance — 4.2%
Allstate Corp. (The)	560,808	18,119,706
AXA SA, ADR (France)	353,541	7,792,044
Cincinnati Financial Corp.	651,086	18,816,385
Manulife Financial Corp. (Canada)	385,363	7,587,797
Mercury General Corp.	425,844	18,617,900
Sun Life Financial, Inc. (Canada)	248,366	7,980,000

		78,913,832

Internet & Catalog Retail — 2.1%
NetFlix, Inc.*(a)	223,934	16,512,893
priceline.com, Inc.*	88,209	22,493,295

		39,006,188

IT Services — 1.6%
Cognizant Technology Solutions Corp. (Class A Stock)*	410,038	20,903,737
MAXIMUS, Inc.	49,554	3,019,325
Unisys Corp.*	179,723	6,270,536

		30,193,598

Media — 0.3%
Arbitron, Inc.(a)	76,463	2,038,504
Knology, Inc.*	230,964	3,104,156

		5,142,660

Multi-Line Retail — 1.1%
Marks & Spencer Group PLC (United Kingdom)	3,545,323	19,911,439

Multi-Utilities — 4.2%
DTE Energy Co.	399,392	17,812,883
NiSource, Inc.	1,171,000	18,501,800
Public Service Enterprise Group, Inc.	586,674	17,318,617
Sempra Energy	348,833	17,406,767
Veolia Environnement, ADR (France)	218,392	7,549,811

		78,589,878

Oil, Gas & Consumable Fuels — 4.4%
China Petroleum & Chemical Corp. (Class H Stock) (China)	23,250,000	19,044,982
CNOOC Ltd. (Hong Kong)	11,232,000	18,487,936
CVR Energy, Inc.*	241,547	2,113,536
Encana Corp.	216,440	6,716,133
Eni SpA, ADR (Italy)	155,891	7,315,965
Overseas Shipholding Group, Inc.(a)	76,246	2,991,130
PetroChina Co. Ltd. (Class H Stock) (China)	15,944,000	18,645,912
Repsol YPF SA, ADR (Spain)	313,032	7,443,901

		82,759,495

Personal Products — 2.9%
Herbalife Ltd. (Cayman Islands)	258,413	11,918,008
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	326,027	21,149,371
NBTY, Inc.*	267,769	12,847,557
Nu Skin Enterprises, Inc. (Class A Stock)	269,802	7,851,238

		53,766,174

Pharmaceuticals — 0.9%
Pfizer, Inc.	992,272	17,017,465

Semiconductors & Semiconductor Equipment — 0.5%
Hittite Microwave Corp.*	85,241	3,748,047
Monolithic Power Systems, Inc.*	100,139	2,233,100
NVE Corp.*(a)	13,404	607,201
Tessera Technologies, Inc.*	141,044	2,860,372

		9,448,720

Software — 0.2%
Progress Software Corp.*	117,052	3,678,944
Smith Micro Software, Inc.*	79,715	704,681

		4,383,625

Specialty Retail — 1.6%
Dress Barn, Inc.*(a)	309,742	8,102,851
DSW, Inc. (Class A Stock)*(a)	97,772	2,496,119
Genesco, Inc.*	65,298	2,024,891
Hibbett Sports, Inc.*(a)	81,488	2,084,463
Jo-Ann Stores, Inc.*	113,580	4,768,088
Pier 1 Imports, Inc.*(a)	484,933	3,089,023
Ulta Salon, Cosmetics & Fragrance, Inc.*	250,488	5,666,039
Zumiez, Inc.*	85,094	1,743,576

		29,975,050

Textiles, Apparel & Luxury Goods — 1.5%
Culp, Inc.*	191,769	2,299,310
Deckers Outdoor Corp.*	52,565	7,253,970
Fossil, Inc.*	283,935	10,715,707
Lululemon Athletica, Inc. (Canada)*(a)	211,013	8,757,040

		29,026,027

Thrifts & Mortgage Finance — 3.9%
Astoria Financial Corp.(a)	1,309,947	18,994,231
First Niagara Financial Group, Inc.	1,235,277	17,565,639
New York Community Bancorp, Inc.(a)	1,130,283	18,694,881
People’s United Financial, Inc.	1,120,900	17,530,876

		72,785,627

Tobacco — 0.9%
Universal Corp.(a)	325,483	17,149,699

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc.*	128,306	2,454,494

Wireless Telecommunication Services — 2.2%
NII Holdings, Inc.*	521,454	21,723,774
Vodafone Group PLC (United Kingdom)	8,057,326	18,584,988

		40,308,762

TOTAL COMMON STOCKS (cost $1,146,804,813)		1,215,657,292

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings†	(000)#
CORPORATE BONDS — 33.6%

Air Freight & Logistics — 0.7%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
4.50%	01/15/13		Aa3	$6,886	7,360,459
6.20%	01/15/38		Aa3	5,120	5,572,654

					12,933,113

Automobile Manufacturers — 0.6%
Daimler Finance North America LLC,
Gtd. Notes (Germany)
6.50%	11/15/13		A3	9,500	10,532,080

Beverages — 0.4%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
5.00%	06/01/18		Aa3	6,500	6,849,875

Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.15%	04/01/18		A1	4,700	4,972,976
Sub. Notes
6.45%	05/01/36		A2	7,000	6,768,510
6.75%	10/01/37		A2	2,800	2,796,483
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18		A2	8,755	9,434,992
Sr. Unsec’d. Notes
6.40%	08/28/17		A2	6,200	6,534,341
Sr. Unsec’d. Notes, MTN
6.15%	04/25/13		A2	1,000	1,076,702
Sub. Notes
6.11%	01/29/37		A3	5,200	4,784,478
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13		A2	6,700	7,130,375
Sr. Unsec’d. Notes, MTN
5.55%	04/27/17		A2	5,900	6,034,160
6.625%	04/01/18	(a)	A2	5,000	5,332,895

					54,865,912

Chemicals — 0.4%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.55%	05/15/19		Baa3	6,100	7,379,420

Commercial Banks — 1.1%
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12		A1	8,200	8,834,336
5.625%	12/11/17	(a)	A1	3,500	3,713,031
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15		Aa3	3,455	3,587,886
5.95%	08/26/36		Aa3	4,450	4,180,975

					20,316,228

Communication Equipment — 0.3%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	02/22/16		A1	5,850	6,518,743

Computers & Peripherals — 0.7%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.50%	03/01/13		A2	4,300	4,603,997
6.125%	03/01/14		A2	7,500	8,446,185

					13,050,182

Consumer Finance — 2.0%
American Express Co.,
Sr. Unsec’d. Notes
6.15%	08/28/17		A3	717	773,952
8.125%	05/20/19		A3	6,800	8,236,153
8.15%	03/19/38		A3	4,500	5,826,357
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN(a)
5.875%	05/02/13		A2	6,900	7,474,287
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.50%	01/19/16		A3	7,500	7,878,405
6.375%	10/15/11		A3	7,455	7,931,993

					38,121,147

Diversified Financial Services — 2.5%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	04/11/13		A3	5,200	5,464,061
6.875%	03/05/38		A3	4,500	4,547,232
Sub. Notes
5.00%	09/15/14		Baa1	5,500	5,492,251
6.125%	08/25/36		Baa1	1,500	1,308,956
Unsec’d. Notes(a)
8.50%	05/22/19		A3	8,000	9,337,488
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.70%	01/20/15		Aa3	7,000	7,043,113
6.00%	01/15/18		Aa3	6,000	6,514,212
6.40%	05/15/38	(a)	Aa3	6,500	7,018,108

					46,725,421

Diversified Telecommunication Services — 2.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38	(a)	A2	7,500	7,610,872
6.70%	11/15/13		A2	6,500	7,417,065
Cellco Partnership / Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.55%	02/01/14	(a)	A2	6,000	6,557,052
8.50%	11/15/18		A2	5,500	6,862,125
New Cingular Wireless Services, Inc.,
Gtd. Notes
8.125%	05/01/12		A2	6,500	7,335,036

Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.25%	04/15/13		A3	6,500	7,101,231
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes(a)
7.75%	12/01/30		A3	5,250	6,247,085

					49,130,466

Electric Utilities — 4.1%
Carolina Power & Light Co.,
First Mortgage(a)
5.30%	01/15/19		A1	3,300	3,471,574
Commonwealth Edison Co.,
First Mortgage
6.15%	03/15/12		Baa1	2,802	3,034,972
6.15%	09/15/17		Baa1	3,000	3,315,387
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.25%	01/15/12		A3	3,300	3,581,117
Duke Energy Corp.,
Sr. Unsec’d. Notes
6.30%	02/01/14		Baa2	3,250	3,620,477
FirstEnergy Solutions Corp.,
Gtd. Notes
6.05%	08/15/21		Baa2	5,840	5,847,545
Florida Power Corp.,
First Mortgage
6.40%	06/15/38		A2	2,250	2,447,001
FPL Group Capital, Inc.,
Gtd. Notes
7.875%	12/15/15		Baa1	3,800	4,605,053
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	5,200	5,495,163
6.125%	04/01/36		Baa1	8,500	8,563,963
Oncor Electric Delivery Co. LLC,
First Mortgage
6.80%	09/01/18		Baa1	5,700	6,403,642
Sr. Sec’d. Notes
5.95%	09/01/13		Baa1	6,000	6,552,264
Oncor Electric Delivery Co.,
Sr. Sec’d. Notes
6.375%	05/01/12		Baa1	6,650	7,191,084
PSE&G Power LLC,
Gtd. Notes
6.95%	06/01/12		Baa1	3,942	4,348,897
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	7,200	7,615,807

					76,093,946

Food & Staples Retailing — 0.3%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.50%	08/15/37		Aa2	4,500	4,988,740

Food Products — 0.7%
General Mills, Inc.,
Sr. Unsec’d. Notes
6.00%	02/15/12		Baa1	4,921	5,354,225
Kraft Foods, Inc.,
Sr. Unsec’d. Notes(a)
5.625%	11/01/11		Baa2	6,950	7,381,595

					12,735,820

Household Products — 0.3%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
4.60%	01/15/14		Aa3	5,600	6,016,814

Industrial Conglomerates — 1.6%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
5.90%	05/13/14		Aa2	6,000	6,601,476
Sr. Unsec’d. Notes, MTN
5.25%	10/19/12		Baa1	8,000	8,588,328
5.625%	09/15/17	(a)	Aa2	5,000	5,264,645
6.75%	03/15/32		Aa2	8,050	8,516,739

					28,971,188

Insurance — 0.9%
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13		A1	4,000	4,357,392
Berkshire Hathaway Finance Corp.,
Gtd. Notes(a)
5.40%	05/15/18		Aa2	4,600	4,890,890
MetLife, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/35		A3	7,250	6,953,809

					16,202,091

Media — 1.9%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		Baa1	5,200	6,948,079
Comcast Corp.,
Gtd. Notes
6.95%	08/15/37		Baa1	6,500	7,031,817
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12		Baa2	8,000	8,799,640
7.70%	05/01/32		Baa2	5,120	5,909,361
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
6.375%	03/01/12		A2	5,400	5,917,946

					34,606,843

Metals & Mining — 0.4%
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13		Baa1	7,600	8,353,874

Multi-Utilities — 2.6%
Centerpoint Energy Houston Electric LLC,
General Ref. Mortgage
7.00%	03/01/14		Baa1	3,750	4,259,921
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	4,500	5,309,181
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
4.55%	06/15/15		Baa3	7,573	7,744,725
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.05%	03/01/34		A3	8,000	8,238,520
8.25%	10/15/18		A3	4,000	4,883,032
Sempra Energy,
Sr. Unsec’d. Notes
6.50%	06/01/16		Baa1	7,500	8,378,895

Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
5.10%	11/30/12		Baa1	6,700	7,292,421
5.40%	04/30/18		Baa1	1,400	1,486,055

					47,592,750

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.95%	09/15/16		Baa3	4,500	4,902,620
6.45%	09/15/36		Baa3	6,400	6,522,496
Chevron Corp.,
Sr. Unsec’d. Notes
3.95%	03/03/14	(a)	Aa1	6,000	6,266,094
4.95%	03/03/19		Aa1	5,500	5,812,098
Conoco, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/29		A1	5,000	5,739,020
ConocoPhillips,
Gtd. Notes
4.60%	01/15/15	(a)	A1	8,500	9,116,139
5.75%	02/01/19		A1	6,700	7,303,657
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	7,500	8,148,352
5.95%	02/15/18		Baa2	6,800	7,293,306
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38		Baa2	6,950	7,528,455
Oneok Partners LP,
Gtd. Notes
6.85%	10/15/37		Baa2	5,700	6,093,973
Plains All American Pipeline LP Finance Corp.,
Gtd. Notes
6.65%	01/15/37		Baa3	4,100	4,251,454

					78,977,664

Pharmaceuticals — 1.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19		A1	8,500	8,953,288
5.875%	05/15/16		A1	1,950	2,204,797
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15		A1	8,300	9,145,396
Wyeth,
Gtd. Notes
5.95%	04/01/37		A1	5,200	5,444,286

					25,747,767

Tobacco — 1.0%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19		Baa1	6,500	7,898,358
10.20%	02/06/39		Baa1	8,000	10,725,504

					18,623,862

TOTAL CORPORATE BONDS (cost $605,058,855)					625,333,946

TOTAL LONG-TERM INVESTMENTS (cost $1,751,863,668)					1,840,991,238

	Shares
SHORT-TERM INVESTMENT — 8.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $161,175,761; includes $150,076,004 of cash collateral for securities on loan)(b)(w)	161,175,761	161,175,761

TOTAL INVESTMENTS — 107.4% (cost $1,913,039,429)		2,002,166,999

Liabilities in excess of other assets — (7.4)%		(138,641,289)

NET ASSETS — 100.0%		$1,863,525,710

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $144,910,439; cash collateral of $150,076,004 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,215,657,292	$—	$—
Corporate Bonds	—	625,333,946	—
Affiliated Money Market Mutual Fund	161,175,761	—	—

Total	$1,376,833,053	$625,333,946	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS — 79.9%

Aerospace & Defense — 1.9%
BAE Systems PLC (United Kingdom)	5,891,266	$33,194,134
Hexcel Corp.*(a)	1,181,985	17,067,864

		50,261,998

Automobiles — 0.8%
Daimler AG (Germany)	240,230	11,293,213
Toyota Motor Corp., ADR (Japan)(a)	135,784	10,919,749

		22,212,962

Biotechnology — 0.2%
Enzon Pharmaceuticals, Inc.*(a)	552,124	5,620,622

Capital Markets — 2.7%
Credit Suisse Group AG, ADR (Switzerland)(a)	224,785	11,549,453
Deutsche Bank AG (Germany)(a)	160,141	12,310,039
Man Group PLC (United Kingdom)	9,908,039	36,310,532
UBS AG (Switzerland)*	729,245	11,872,108

		72,042,132

Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	997,853	37,160,046

Commercial Banks — 5.8%
Bank of China Ltd. (Class H Stock) (China)	69,264,000	36,932,474
Bank of the Ozarks, Inc.	203,661	7,166,831
Barclays PLC, ADR (United Kingdom)(a)	527,849	11,480,716
HSBC Holdings PLC, ADR (United Kingdom)(a)	182,809	9,266,588
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	47,579,000	36,277,513
Lloyds Banking Group PLC, ADR (United Kingdom)	2,934,038	11,296,046
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	1,979,174	10,351,080
Mizuho Financial Group Inc (Japan)*(a)	2,599,588	10,242,377
National Bank of Greece SA, ADR (Greece)(a)	2,741,642	11,131,066
Toronto-Dominion Bank (The) (Canada)(a)	158,772	11,841,216

		155,985,907

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	628,703	13,328,504
GEO Group, Inc. (The)*	626,383	12,414,911
Sykes Enterprises, Inc.*	572,148	13,067,860

		38,811,275

Communications Equipment — 2.7%
Arris Group, Inc.*	1,538,170	18,473,422
F5 Networks, Inc.*	646,205	39,748,069
ViaSat, Inc.*	437,019	15,125,228

		73,346,719

Computers & Peripherals — 3.7%
Seagate Technology (Cayman Islands)*(a)	3,378,698	61,695,026
Western Digital Corp.*	962,380	37,523,196

		99,218,222

Construction & Engineering — 0.5%
Insituform Technologies, Inc. (Class A Stock)*	478,815	12,741,267

Diversified Telecommunication Services — 5.0%
AT&T, Inc.	1,350,345	34,892,915
China Unicom Hong Kong Ltd., ADR (Hong Kong)	891,948	9,945,220
Cincinnati Bell, Inc.*	2,454,702	8,370,534
Cogent Communications Group, Inc.*	545,928	5,683,110
Deutsche Telekom AG, ADR (Germany)	780,888	10,541,988
France Telecom SA, ADR (France)(a)	430,661	10,357,397
Nippon Telegraph & Telephone Corp., ADR (Japan)	461,777	9,706,553
Telecom Italia SpA, ADR (Italy)(a)	694,423	9,958,026
Verizon Communications, Inc.(a)	1,158,173	35,926,526

		135,382,269

Electrical Equipment — 0.1%
Advanced Battery Technologies Inc*(a)	784,381	3,059,086

Electronic Equipment, Instruments & Components — 0.2%
OSI Systems, Inc.*	214,954	6,029,460

Energy Equipment & Services — 0.6%
Bristow Group, Inc.*	428,662	16,173,417

Food Products — 3.5%
Diamond Foods, Inc.(a)	204,381	8,592,177
Kraft Foods, Inc. (Class A Stock)	1,160,987	35,108,247
Sanderson Farms, Inc.	247,452	13,265,902
Tate & Lyle PLC (United Kingdom)	5,176,368	35,677,962

		92,644,288

Healthcare Equipment & Supplies — 4.0%
American Medical Systems Holdings, Inc.*(a)	913,149	16,966,308
Conceptus, Inc.*(a)	384,987	7,684,341
Intuitive Surgical, Inc.*	191,533	66,678,383
Invacare Corp.	374,308	9,934,134
Zoll Medical Corp.*	262,732	6,925,616

		108,188,782

Healthcare Providers & Services — 0.8%
Air Methods Corp.*	155,436	5,284,824
Bio-Reference Labs, Inc.*	169,554	7,455,290
RehabCare Group, Inc.*	298,886	8,150,621

		20,890,735

Hotels, Restaurants & Leisure — 2.2%
Bob Evans Farms, Inc.	371,532	11,484,054
Peet’s Coffee & Tea, Inc.*	157,189	6,232,544
Starbucks Corp.	1,232,392	29,910,154

Texas Roadhouse, Inc.*	870,701	12,094,037

		59,720,789

Household Durables — 0.9%
La-Z-Boy, Inc.*	430,692	5,400,878
National Presto Industries, Inc.	55,623	6,614,131
Sony Corp., ADR (Japan)	295,130	11,306,430

		23,321,439

Insurance — 1.3%
AXA SA, ADR (France)(a)	505,257	11,135,864
Manulife Financial Corp. (Canada)(a)	550,736	10,843,992
Sun Life Financial, Inc. (Canada)(a)	354,949	11,404,511

		33,384,367

Internet & Catalog Retail — 4.0%
NetFlix, Inc.*(a)	426,710	31,465,595
priceline.com, Inc.*(a)	294,148	75,007,740

		106,473,335

Internet Software & Services — 1.2%
Baidu, Inc., ADR (China)*	55,460	33,109,620

IT Services — 4.6%
Cognizant Technology Solutions Corp. (Class A Stock)*	1,367,334	69,706,687
Infosys Technologies Ltd., ADR (India)(a)	496,950	29,245,507
MAXIMUS, Inc.	212,459	12,945,127
Unisys Corp.*	342,465	11,948,604

		123,845,925

Machinery — 0.7%
Joy Global, Inc.	351,319	19,884,655

Media — 4.0%
Arbitron, Inc.(a)	327,829	8,739,921
DIRECTV (Class A Stock)*	841,687	28,457,437
DISH Network Corp. (Class A Stock)(a)	725,284	15,100,413
Knology, Inc.*	440,106	5,915,025
News Corp. (Class A Stock)	2,102,964	30,303,711
Virgin Media, Inc.(a)	1,085,503	18,735,782

		107,252,289

Multi-Line Retail — 1.4%
Marks & Spencer Group PLC (United Kingdom)	6,740,163	37,854,477

Multi-Utilities — 0.4%
Veolia Environnement, ADR (France)(a)	312,112	10,789,712

Oil, Gas & Consumable Fuels — 5.9%
China Petroleum & Chemical Corp. (Class H Stock) (China)	44,162,000	36,174,817
CNOOC Ltd. (Hong Kong)	21,352,000	35,145,514
CVR Energy, Inc.*	1,035,612	9,061,605
Encana Corp.(a)	309,322	9,598,262
ENI SpA, ADR (Italy)(a)	222,789	10,455,488
Overseas Shipholding Group, Inc.(a)	326,896	12,824,130
PetroChina Co. Ltd. (Class H Stock) (China)	30,288,000	35,420,683
Repsol YPF SA, ADR (Spain)	447,366	10,638,363

		159,318,862

Personal Products — 3.8%
Herbalife Ltd. (Cayman Islands)	491,587	22,671,992
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)(a)	621,249	40,300,423
NBTY, Inc.*	510,237	24,481,171
Nu Skin Enterprises, Inc. (Class A Stock)	512,581	14,916,107

		102,369,693

Pharmaceuticals — 2.0%
Pfizer, Inc.	1,890,788	32,427,014
Warner Chilcott PLC (Class A Stock) (Ireland)*	871,366	22,263,401

		54,690,415

Semiconductors & Semiconductor Equipment — 1.5%
Hittite Microwave Corp.*	365,462	16,069,364
Monolithic Power Systems, Inc.*	429,337	9,574,215
NVE Corp.*(a)	57,468	2,603,301
Tessera Technologies, Inc.*	604,714	12,263,600

		40,510,480

Software — 1.8%
Microsoft Corp.	986,776	28,882,934
Progress Software Corp.*	501,849	15,773,114
Smith Micro Software, Inc.*	341,769	3,021,238

		47,677,286

Specialty Retail — 2.6%
Dress Barn, Inc.*	590,218	15,440,103
DSW, Inc. (Class A Stock)*(a)	186,305	4,756,367
Genesco, Inc.*	279,958	8,681,498
Hibbett Sports, Inc.*(a)	344,411	8,810,033
Jo-Ann Stores, Inc.*	216,427	9,085,605
Pier 1 Imports, Inc.*(a)	924,046	5,886,173
Ulta Salon, Cosmetics & Fragrance, Inc.*	477,309	10,796,730
Zumiez, Inc.*(a)	364,833	7,475,428

		70,931,937

Textiles, Apparel & Luxury Goods — 2.1%
Culp, Inc.*(a)	365,419	4,381,374
Deckers Outdoor Corp.*	100,016	13,802,208
Fossil, Inc.*	541,042	20,418,925
Lululemon Athletica, Inc. (Canada)*(a)	402,088	16,686,652

		55,289,159

Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc.*(a)	550,101	10,523,432

Wireless Telecommunication Services — 3.7%
NII Holdings, Inc.*	1,563,024	65,115,580
Vodafone Group PLC (United Kingdom)	15,318,121	35,332,702

		100,448,282

TOTAL COMMON STOCKS (cost $2,073,161,009)		2,147,165,341

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings†	(000)#
CORPORATE BONDS — 19.2%

Air Freight & Logistics — 0.4%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
4.50%	01/15/13		Aa3	$5,650	6,039,296
6.20%	01/15/38	(a)	Aa3	4,420	4,810,768

					10,850,064

Automobiles — 0.3%
Daimler Finance North America LLC,
Gtd. Notes
6.50%	11/15/13		A3	7,890	8,747,170

Beverages — 0.2%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
5.00%	06/01/18		Aa3	4,500	4,742,221

Capital Markets — 1.7%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.15%	04/01/18		A1	4,000	4,232,320
Sub. Notes
6.45%	05/01/36		A2	6,000	5,801,580
6.75%	10/01/37		A2	2,000	1,997,488
Merrill Lynch & Co., Inc.,
Notes, MTN(a)
6.875%	04/25/18		A2	6,500	7,004,848
Sr. Unsec’d. Notes
6.40%	08/28/17		A2	5,000	5,269,630
Sr. Unsec’d. Notes, MTN
6.15%	04/25/13		A2	1,000	1,076,702
Sub. Notes
6.11%	01/29/37		A3	4,380	4,030,003
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13		A2	5,500	5,853,293
Sr. Unsec’d. Notes, MTN
5.55%	04/27/17		A2	4,800	4,909,147
6.625%	04/01/18		A2	4,000	4,266,316

					44,441,327

Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(a)
8.55%	05/15/19		Baa3	5,000	6,048,705

Commercial Banks — 0.6%
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12		A1	7,000	7,541,506
5.625%	12/11/17	(a)	A1	2,750	2,917,381
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15		Aa3	2,900	3,011,540
5.95%	08/26/36		Aa3	4,115	3,866,228

					17,336,655

Communication Equipment — 0.2%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	02/22/16		A1	4,850	5,404,428

Computers & Peripherals — 0.4%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.50%	03/01/13		A2	3,200	3,426,231
6.125%	03/01/14		A2	7,400	8,333,569

					11,759,800

Consumer Finance — 1.1%
American Express Co.,
Sr. Unsec’d. Notes
6.15%	08/28/17		A3	700	755,601
8.125%	05/20/19		A3	5,600	6,782,714
8.15%	03/19/38		A3	4,300	5,567,408
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN(a)
5.875%	05/02/13		A2	5,570	6,033,591
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.50%	01/19/16		A3	5,500	5,777,497
6.375%	10/15/11		A3	5,600	5,958,305

					30,875,116

Diversified Financial Services — 1.4%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	04/11/13		A3	4,200	4,413,280
6.875%	03/05/38	(a)	A3	3,000	3,031,488
Sub. Notes
5.00%	09/15/14		Baa1	4,500	4,493,659
6.125%	08/25/36		Baa1	1,500	1,308,956
Unsec’d. Notes(a)
8.50%	05/22/19		A3	6,000	7,003,116
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.70%	01/20/15	(a)	Aa3	6,000	6,036,954
6.00%	01/15/18		Aa3	5,500	5,971,361
6.40%	05/15/38	(a)	Aa3	5,400	5,830,429

					38,089,243

Diversified Telecommunication Services — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38	(a)	A2	6,000	6,088,698
6.70%	11/15/13		A2	5,600	6,390,087
Cellco Partnership / Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.55%	02/01/14	(a)	A2	5,000	5,464,210
8.50%	11/15/18		A2	4,600	5,739,231
New Cingular Wireless Services, Inc.,
Gtd. Notes
8.125%	05/01/12		A2	5,410	6,105,007
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.25%	04/15/13		A3	4,500	4,916,237
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30		A3	4,150	4,938,172

					39,641,642

Electric Utilities — 2.3%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19		A1	1,700	1,788,386
Commonwealth Edison Co.,
First Mortgage
6.15%	03/15/12		Baa1	2,000	2,166,290
6.15%	09/15/17		Baa1	3,000	3,315,387
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.25%	01/15/12		A3	2,525	2,740,097

Duke Energy Corp.,
Sr. Unsec’d. Notes
6.30%	02/01/14		Baa2	2,450	2,729,283
Firstenergy Solutions Corp.,
Gtd. Notes
6.05%	08/15/21		Baa2	4,800	4,806,202
Florida Power Corp.,
First Mortgage
6.40%	06/15/38		A2	1,750	1,903,223
FPL Group Capital, Inc.,
Gtd. Notes(a)
7.875%	12/15/15		A2	3,200	3,877,939
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	4,300	4,544,077
6.125%	04/01/36		Baa1	6,800	6,851,170
Oncor Electric Delivery Co. LLC,
First Mortgage
6.80%	09/01/18		Baa1	4,600	5,167,852
Sr. Sec’d. Notes
5.95%	09/01/13		Baa1	6,035	6,590,485
Oncor Electric Delivery Co.,
Sr. Sec’d. Notes
6.375%	05/01/12		Baa1	5,500	5,947,513
PSE&G Power LLC,
Gtd. Notes
6.95%	06/01/12		Baa1	3,270	3,607,533
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	6,100	6,452,281

					62,487,718

Food & Staples Retailing — 0.2%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.50%	08/15/37		Aa2	3,800	4,212,714

Food Products — 0.4%
General Mills, Inc.,
Sr. Unsec’d. Notes
6.00%	02/15/12		Baa1	4,250	4,624,153
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11		Baa2	5,600	5,947,760

					10,571,913

Household Products — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes(a)
4.60%	01/15/14		Aa3	4,600	4,942,383

Industrial Conglomerates — 0.9%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
5.90%	05/13/14		Aa2	5,000	5,501,230
Sr. Unsec’d. Notes, MTN
5.25%	10/19/12		Aa2	7,000	7,514,787
5.625%	09/15/17	(a)	Aa2	4,500	4,738,180
6.75%	03/15/32		Aa2	6,450	6,823,971

					24,578,168

Insurance — 0.5%
Allstate Life Global Funding Trusts	,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13		A1	3,500	3,812,718
Berkshire Hathaway Finance Corp.,
Gtd. Notes(a)
5.40%	05/15/18		Aa2	3,800	4,040,300
MetLife, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/35		A3	6,000	5,754,876

					13,607,894

Media — 1.1%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		Baa1	4,200	5,611,910
Comcast Corp.,
Gtd. Notes
6.95%	08/15/37		Baa1	5,300	5,733,635
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12		Baa2	7,500	8,249,662
7.70%	05/01/32		Baa2	4,400	5,078,357
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
6.375%	03/01/12		A2	4,600	5,041,214

					29,714,778

Metals & Mining — 0.3%
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13		Baa1	6,500	7,144,761

Multi-Utilities — 1.5%
Centerpoint Energy Houston Electric LLC,
Gen. Ref. Mortgage
7.00%	03/01/14		Baa1	3,050	3,464,736
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	3,300	3,893,399
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
4.55%	06/15/15		Baa3	6,095	6,233,210
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.05%	03/01/34		A3	7,000	7,208,705
8.25%	10/15/18		A3	4,000	4,883,032
Sempra Energy,
Sr. Unsec’d. Notes
6.50%	06/01/16		Baa1	5,500	6,144,523
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
5.10%	11/30/12		Baa1	5,500	5,986,316
5.40%	04/30/18		Baa1	1,690	1,793,881

					39,607,802

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.95%	09/15/16		Baa3	3,800	4,139,990
6.45%	09/15/36		Baa3	5,300	5,401,442
Chevron Corp.,
Sr. Unsec’d. Notes
3.95%	03/03/14		Aa1	5,000	5,221,745
4.95%	03/03/19		Aa1	4,500	4,755,353
Conoco, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/29		A1	4,500	5,165,118
ConocoPhillips,
Gtd. Notes
4.60%	01/15/15	(a)	A1	6,775	7,266,099

5.75%	02/01/19		A1	6,000	6,540,588
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	6,500	7,061,906
5.95%	02/15/18		Baa2	5,400	5,791,743
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38		Baa2	6,000	6,499,386
Oneok Partners LP,
Gtd. Notes
6.85%	10/15/37		Baa2	4,800	5,131,766
Plains All American Pipeline LP,
Gtd. Notes
6.65%	01/15/37		Baa3	3,300	3,421,902

					66,397,038

Pharmaceuticals — 0.8%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19		A1	7,500	7,899,960
5.875%	05/15/16		A1	1,400	1,582,931
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15		A1	6,500	7,162,057
Wyeth,
Gtd. Notes
5.95%	04/01/37		A1	4,500	4,711,401

					21,356,349

Tobacco — 0.5%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19		Baa1	5,400	6,561,713
10.20%	02/06/39	(a)	Baa1	6,000	8,044,128

					14,605,841

TOTAL CORPORATE BONDS (cost $503,433,894)					517,163,730

TOTAL LONG-TERM INVESTMENTS (cost $2,576,594,903)					2,664,329,071

SHORT-TERM INVESTMENT — 10.7%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $288,537,963; includes $259,829,001 of cash collateral for securities on loan)(b)(w)	288,537,963	288,537,963

TOTAL INVESTMENTS — 109.8% (cost $2,865,132,866)		2,952,867,034

Liabilities in excess of other assets — (9.8)%		(263,376,111)

NET ASSETS — 100.0%		$2,689,490,923

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $251,434,935; cash collateral of $259,829,001 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$2,147,165,341	$—	$—
Corporate Bonds	—	517,163,730	—
Affiliated Money Market Mutual Fund	288,537,963	—	—

Total	$2,435,703,304	$517,163,730	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%

COMMON STOCKS — 96.6%

Australia — 11.2%
CFS Retail Property Trust, REIT	1,019,700	$1,754,490
Charter Hall Retail, REIT	962,400	494,562
Commonwealth Property Office Fund, REIT	1,687,509	1,401,431
Dexus Property Group, REIT	2,920,170	2,170,552
Goodman Group, REIT	3,552,400	2,135,208
GPT Group, REIT	439,100	231,691
ING Office Fund, REIT	2,749,714	1,476,116
Lend Lease Corp. Ltd.	287,057	2,281,199
Mirvac Group, REIT	1,494,164	2,022,402
Mirvac Industrial Trust, REIT*	743,353	32,060
Stockland, REIT	1,205,189	4,412,708
Westfield Group, REIT	947,029	10,480,637

		28,893,056

Belgium — 0.4%
Cofinimmo, REIT	7,222	1,017,877

Bermuda — 2.5%
Hongkong Land Holdings Ltd.	817,000	4,142,190
Kerry Properties Ltd.	267,500	1,434,958
Orient-Express Hotels Ltd. (Class A Stock)*	62,024	879,501

		6,456,649

Brazil — 1.7%
BR Malls Participacoes SA*	65,400	772,289
Cyrela Brazil Realty SA	85,000	995,614
Gafisa SA	75,600	514,387
Multiplan Empreendimentos Imobiliarios SA	34,400	576,057
PDG Realty SA Empreendimentos e Participacoes	194,200	1,624,931

		4,483,278

Canada — 1.3%
Brookfield Properties Corp.	108,000	1,664,156
Chartwell Seniors Housing Real Estate Investment Trust, REIT	59,100	421,872
InnVest Real Estate Investment Trust, REIT	45,570	266,515
RioCan Real Estate Investment Trust, REIT	54,485	991,368

		3,343,911

Cayman Islands — 0.1%
Shui On Land Ltd.	424,000	216,799

Finland — 0.3%
Citycon Oyj	59,241	236,042
Sponda Oyj	119,709	499,610

		735,652

France — 4.7%
Fonciere des Regions, REIT	6,849	754,391
GECINA SA, REIT	4,017	444,573
ICADE, REIT	9,760	1,086,363
Klepierre, REIT	45,405	1,783,378
Unibail-Rodamco, REIT	40,121	8,128,461

		12,197,166

Hong Kong — 13.0%
Champion, REIT	2,625,000	1,254,307
Cheung Kong Holdings Ltd.	526,000	6,774,640
Hang Lung Properties Ltd.	1,337,000	5,389,844
Henderson Land Development Co. Ltd.	478,000	3,367,563
Hysan Development Co. Ltd.	471,000	1,361,877
Link (The), REIT	533,300	1,314,662
Sino Land Co. Ltd.	1,168,000	2,289,591
Sun Hung Kai Properties Ltd.	583,000	8,770,248
Wharf Holdings Ltd. (The)	147,000	828,316
Wheelock & Co. Ltd.	727,000	2,144,225

		33,495,273

Italy — 0.1%
Beni Stabili SpA	213,684	206,936

Japan — 10.8%
Aeon Mall Co. Ltd.	86,900	1,832,067
Frontier Real Estate Investment Corp., REIT	177	1,374,500
Japan Logistics Fund, Inc., REIT	200	1,602,310
Japan Retail Fund Investment Corp., REIT	616	724,783
Mitsubishi Estate Co. Ltd.	456,000	7,462,616
Mitsui Fudosan Co. Ltd.	354,000	6,009,177
Nippon Accommodations Fund, Inc., REIT	144	740,871
Nippon Building Fund, Inc., REIT	270	2,324,848
Nomura Real Estate Holdings, Inc.	54,700	843,699
NTT Urban Development Corp.	886	748,679
Sumitomo Realty & Development Co. Ltd.	222,000	4,224,388

		27,887,938

Netherlands — 3.1%
Corio NV, REIT	30,103	2,009,970
Eurocommercial Properties NV, REIT	43,194	1,735,624
Nieuwe Steen Investments Funds NV, REIT	42,090	893,953
Vastned Retail NV, REIT	17,008	1,135,965
Wereldhave NV, REIT	23,337	2,236,681

		8,012,193

New Zealand — 0.1%
AMP NZ Office Trust, REIT	192,600	102,610

Norway — 0.1%
Norwegian Property ASA*	124,639	260,049

Singapore — 6.9%
Ascendas Real Estate Investment Trust, REIT	728,000	999,149
CapitaCommercial Trust, REIT	2,087,000	1,611,180
CapitaLand Ltd.	1,147,000	3,255,006
CapitaMall Trust, REIT	1,299,000	1,643,540
City Developments Ltd.	435,000	3,296,043
Fortune Real Estate Investment Trust, REIT	1,677,000	771,084
Frasers Centrepoint Trust, REIT	1,444,000	1,383,152
K-REIT Asia, REIT	1,268,000	997,034
Keppel Land Ltd.	455,100	1,193,908
Singapore Land Ltd.	122,000	593,016

Starhill Global, REIT	1,793,000	717,738
Suntec Real Estate Investment Trust, REIT	790,000	756,710
Yanlord Land Group Ltd.	321,000	429,086

		17,646,646

Sweden — 1.3%
Castellum AB	28,103	283,147
Hufvudstaden AB (Class A Stock)	153,522	1,312,908
Klovern AB	223,722	811,777
Kungsleden AB	29,045	228,278
Wihlborgs Fastigheter AB	37,047	782,437

		3,418,547

Switzerland — 0.9%
PSP Swiss Property AG*	36,891	2,368,665

United Kingdom — 4.9%
Atrium European Real Estate Ltd.	119,618	765,809
Big Yellow Group PLC, REIT*	159,287	821,840
British Land Co. PLC, REIT	341,041	2,489,830
Derwent London PLC, REIT	16,786	347,957
Great Portland Estates PLC, REIT	177,177	845,313
Hammerson PLC, REIT	274,803	1,640,528
Land Securities Group PLC, REIT	315,200	3,242,975
Segro PLC, REIT	369,471	1,791,905
Shaftesbury PLC, FPR, REIT	111,135	648,616

		12,594,773

United States — 33.2%
BioMed Realty Trust, Inc., REIT	170,749	2,824,189
Boston Properties, Inc., REIT	58,789	4,435,042
Brandywine Realty Trust, REIT	169,821	2,073,514
BRE Properties, Inc., REIT	23,688	846,846
CBL & Associates Properties, Inc., REIT	204,497	2,801,609
DiamondRock Hospitality Co., REIT*	152,824	1,545,051
Digital Realty Trust, Inc., REIT	46,387	2,514,175
Douglas Emmett, Inc., REIT	73,966	1,136,857
Equity One, Inc., REIT	42,387	800,690
Extra Space Storage, Inc., REIT	31,900	404,492
First Potomac Realty Trust, REIT	93,033	1,398,286
Glimcher Realty Trust, REIT	118,054	598,534
Hersha Hospitality Trust, REIT	19,700	102,046
Host Hotels & Resorts, Inc., REIT	299,478	4,387,353
Hyatt Hotels Corp. (Class A Stock)*	18,575	723,682
Kilroy Realty Corp., REIT	126,289	3,894,753
Kimco Realty Corp., REIT	77,639	1,214,274
Liberty Property Trust, REIT	64,453	2,187,535
Macerich Co. (The), REIT	119,059	4,561,150
Mack-Cali Realty Corp., REIT	124,886	4,402,232
Morgans Hotel Group Co.*	62,806	402,587
Pebblebrook Hotel Trust*	100,040	2,103,841
Post Properties, Inc., REIT	124,248	2,735,941
ProLogis, REIT	214,033	2,825,236
Public Storage, Inc., REIT	58,192	5,353,082
Simon Property Group, Inc., REIT	133,302	11,184,038
SL Green Realty Corp., REIT	37,629	2,155,013
Sovran Self Storage, Inc., REIT	47,700	1,662,822
Starwood Hotels & Resorts Worldwide, Inc.	9,196	428,901
Tanger Factory Outlet Centers, REIT	28,421	1,226,650
U-Store-It Trust, REIT	319,777	2,302,394
Ventas, Inc., REIT	101,473	4,817,938
Vornado Realty Trust, REIT	73,306	5,549,264

		85,600,017

TOTAL COMMON STOCKS (cost $225,784,488)		248,938,035

PREFERRED STOCK — 0.2%

United States
Taubman Centers, Inc., REIT, 8.00% (cost $433,860)	24,800	620,744

	Units
WARRANT(m)*

France
Fonciere des Regions, REIT, expiring 12/31/10 (cost $4,640)	10,975	12,303

TOTAL LONG-TERM INVESTMENTS (cost $226,222,988)		249,571,082

	Shares
SHORT-TERM INVESTMENT — 3.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(w) (cost $8,331,876)	8,331,876	8,331,876

TOTAL INVESTMENTS(o) — 100.0% (cost $234,554,864)		257,902,958

Liabilities in excess of other assets		(131,059)

NET ASSETS — 100.0%		$257,771,899

The following abbreviations are used in the Portfolio description:

FPR	Fully Paid Rights

REIT	Real Estate Investment Trust

*	Non-income producing security.

(m)	The amount represents fair value of derivative subject to equity contracts risk exposure as of March 31, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Australia	$28,893,056	$—	$—
Belgium	1,017,877	—	—
Bermuda	6,456,649	—	—
Brazil	4,483,278	—	—
Canada	3,343,911	—	—
Cayman Islands	216,799	—	—
Finland	735,652	—	—
France	12,197,166	—	—
Hong Kong	33,495,273	—	—
Italy	206,936	—	—
Japan	27,887,938	—	—
Netherlands	8,012,193	—	—
New Zealand	102,610	—	—
Norway	260,049	—	—
Singapore	17,646,646	—	—
Sweden	3,418,547	—	—
Switzerland	2,368,665	—	—
United Kingdom	12,594,773	—	—
United States	85,600,017	—	—
Preferred Stock — United States	620,744	—	—
Warrant — France	12,303	—	—
Affiliated Money Market Mutual Fund	8,331,876	—	—

Total	$257,902,958	$—	$—

Fair Value of Level 2 investments at 12/31/09 was $136,495,429. $136,031,276 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

Real Estate Operation & Development	24.6%
Diversified	20.5
Office Property	11.6
Shopping Centers	10.1
Real Estate Management / Service	7.7
Regional Malls	7.6
Storage Property	4.1
Hotels	3.4
Affiliated Money Market Mutual Fund	3.2
Warehouse/Industrial	2.2
Health Care	2.1
Apartments	1.7
Retail Property	0.8
Building & Construction	0.4

100.0
Liabilities in excess of other assets	—

100.0%

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%

COMMON STOCKS

Apparel — 2.4%
NIKE, Inc. (Class B Stock)(a)	423,520	$31,128,720

Beverages — 3.9%
PepsiCo, Inc.	779,500	51,571,720

Biotechnology — 4.1%
Biogen Idec, Inc.*	476,310	27,321,141
Gilead Sciences, Inc.*	575,270	26,163,280

		53,484,421

Commercial Services — 4.1%
MasterCard, Inc. (Class A Stock)(a)	121,230	30,792,420
Western Union Co. (The)	1,321,980	22,420,781

		53,213,201

Computer Software — 3.5%
Microsoft Corp.	1,566,364	45,847,474

Computers — 4.8%
Apple, Inc.*	266,150	62,526,619

Cosmetics/Personal Care — 3.6%
Procter & Gamble Co. (The)	749,880	47,444,908

Financial — Bank & Trust — 2.2%
Northern Trust Corp.	524,218	28,968,287

Financials — 4.6%
Charles Schwab Corp. (The)(a)	1,284,190	24,001,511
CME Group, Inc.	113,040	35,733,075

		59,734,586

Healthcare Products — 7.1%
Johnson & Johnson	810,670	52,855,684
St. Jude Medical, Inc.*	968,770	39,768,008

		92,623,692

Internet Services — 2.8%
Equinix, Inc.*(a)	379,367	36,927,584

Medical Products — 6.4%
Baxter International, Inc.	955,800	55,627,560
Thermo Fisher Scientific, Inc.*	552,930	28,442,719

		84,070,279

Networking/Telecom Equipment — 3.9%
Cisco Systems, Inc.*	1,984,010	51,643,780

Oil & Gas — 4.1%
Halliburton Co.	815,490	24,570,714
Occidental Petroleum Corp.	349,140	29,516,295

		54,087,009

Oil Well Services & Equipment — 4.0%
Schlumberger Ltd. (Netherlands Antilles)	832,110	52,805,701

Pharmaceuticals — 3.5%
Express Scripts, Inc.*	263,861	26,850,495
Teva Pharmaceutical Industries Ltd., ADR (Israel)	309,060	19,495,505

		46,346,000

Real Estate — 3.1%
CB Richard Ellis Group, Inc. (Class A Stock)*	2,563,869	40,637,324

Retailing — 9.5%
Costco Wholesale Corp.	621,802	37,127,797
Lowe’s Cos., Inc.	1,368,843	33,180,754
Staples, Inc.	1,174,230	27,465,240
Target Corp.	512,220	26,942,772

		124,716,563

Savings & Loan — 0.1%
People’s United Financial, Inc.	118,580	1,854,591

Semiconductors — 8.4%
Altera Corp.(a)	759,400	18,461,014
Broadcom Corp. (Class A Stock)(a)	1,270,770	42,164,149
QUALCOMM, Inc.	1,192,150	50,058,378

		110,683,541

Software — 3.7%
Oracle Corp.	1,865,410	47,922,383

Telecommunications — 6.9%
American Tower Corp. (Class A Stock)*	1,384,868	59,009,226
Crown Castle International Corp.*(a)	810,210	30,974,328

		89,983,554

TOTAL LONG-TERM INVESTMENTS (cost $1,170,823,985)		1,268,221,937

SHORT-TERM INVESTMENT — 18.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $235,699,383; includes $93,154,127 of cash collateral for securities on loan)(b)(w)	235,699,383	235,699,383

TOTAL INVESTMENTS — 114.7% (cost $1,406,523,368)		1,503,921,320

Liabilities in excess of other assets — (14.7)%		(193,043,047)

NET ASSETS — 100.0%		$1,310,878,273

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $90,591,340; cash collateral of $93,154,127 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,268,221,937	$—	$—
Affiliated Money Market Mutual Fund	235,699,383	—	—

Total	$1,503,921,320	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS

Advertising — 1.1%
Lamar Advertising Co. (Class A Stock)*	162,391	$5,578,131

Aerospace/Defense — 1.2%
Alliant Techsystems, Inc.*(a)	70,625	5,741,813

Apparel — 2.2%
Polo Ralph Lauren Corp.	126,900	10,791,576

Apparel/Shoes — 1.8%
Coach, Inc.	230,030	9,090,786

Beverages — 1.6%
Hansen Natural Corp.*	177,951	7,719,514

Biotechnology — 3.1%
Biogen Idec, Inc.*(a)	183,300	10,514,088
Talecris Biotherapeutics Holdings Corp.*	230,600	4,593,552

		15,107,640

Chemicals — 2.1%
Ecolab, Inc.	230,500	10,130,475

Commercial Services — 6.0%
Genpact Ltd. (Bermuda)*	208,200	3,489,432
Iron Mountain, Inc.	433,285	11,872,009
Quanta Services, Inc.*	219,800	4,211,368
Verisk Analytics, Inc. (Class A Stock)*	121,700	3,431,940
Western Union Co. (The)	369,800	6,271,808

		29,276,557

Consumer Products & Services — 5.0%
Avon Products, Inc.	280,300	9,493,761
Fortune Brands, Inc.	135,600	6,577,956
Newell Rubbermaid, Inc.(a)	564,212	8,576,022

		24,647,739

Diversified Financial Services — 5.4%
IntercontinentalExchange, Inc.*	96,941	10,874,841
SLM Corp.*	665,900	8,337,068
TD Ameritrade Holding Corp.*(a)	393,400	7,498,204

		26,710,113

Drugs & Medicine — 1.6%
Amylin Pharmaceuticals, Inc.*(a)	355,168	7,987,728

Educational Services — 0.9%
Apollo Group, Inc. (Class A Stock)*	71,300	4,369,977

Electronic Components — 3.5%
Amphenol Corp. (Class A Stock)	204,762	8,638,909
Energizer Holdings, Inc.*	137,300	8,616,948

		17,255,857

Electronics — 1.3%
FLIR Systems, Inc.*(a)	221,200	6,237,840

Entertainment & Leisure — 1.7%
NetFlix, Inc.*(a)	110,296	8,133,227

Financial — Bank & Trust — 2.6%
Northern Trust Corp.	230,000	12,709,800

Financial Service — 2.2%
Global Payments, Inc.	241,921	11,019,502

Hand/Machine Tools — 1.4%
Kennametal, Inc.(a)	250,870	7,054,464

Healthcare Products — 3.5%
CareFusion Corp.*	143,705	3,798,123
St. Jude Medical, Inc.*	323,900	13,296,095

		17,094,218

Healthcare Services — 2.3%
Charles River Laboratories International, Inc.*	289,484	11,379,616

Industrial Products — 1.0%
Roper Industries, Inc.	85,200	4,927,968

Internet Services — 1.9%
Equinix, Inc.*(a)	96,650	9,407,911

Manufacturing — 1.1%
Rockwell Automation, Inc.	96,421	5,434,288

Medical Products — 3.1%
C.R. Bard, Inc.	102,926	8,915,450
Henry Schein, Inc.*	107,511	6,332,398

		15,247,848

Oil & Gas — 6.8%
Continental Resources, Inc.*	77,700	3,306,135
Core Laboratories NV (Netherlands)(a)	59,626	7,799,081
Dril-Quip, Inc.*(a)	123,688	7,525,178
Petrohawk Energy Corp.*	187,400	3,800,472
Southwestern Energy Co.*	97,200	3,957,984
Whiting Petroleum Corp.*(a)	84,246	6,810,446

		33,199,296

Oil Well Services & Equipment — 2.5%
Cameron International Corp.*	285,500	12,236,530

Paper & Forest Products — 1.0%
Schweitzer-Mauduit International, Inc.	102,779	4,888,169

Real Estate — 2.5%
CB Richard Ellis Group, Inc. (Class A Stock)*	764,710	12,120,654

Retail — 9.0%
Advance Auto Parts, Inc.	55,800	2,339,136
Bed Bath & Beyond, Inc.*(a)	170,439	7,458,411
Dick’s Sporting Goods, Inc.*	207,775	5,425,005
GameStop Corp. (Class A Stock)*(a)	455,500	9,980,005
PetSmart, Inc.	278,780	8,909,809
Staples, Inc.	434,400	10,160,616

		44,272,982

Savings & Loan — 1.8%
People’s United Financial, Inc.	554,982	8,679,919

Semiconductors — 7.7%
Altera Corp.(a)	320,600	7,793,786
Broadcom Corp. (Class A Stock)(a)	351,900	11,676,042

FormFactor, Inc.*(a)	392,845	6,976,927
Linear Technology Corp.(a)	154,407	4,366,630
Xilinx, Inc.(a)	280,600	7,155,300

		37,968,685

Software — 3.2%
Citrix Systems, Inc.*	126,200	5,990,714
Emdeon, Inc. (Class A Stock)*	281,337	4,647,687
Salesforce.com, Inc.*(a)	68,800	5,122,160

		15,760,561

Technology Services — 1.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	100,591	5,128,129

Telecommunications — 5.0%
American Tower Corp. (Class A Stock)*	230,118	9,805,328
Crown Castle International Corp.*	160,175	6,123,490
tw telecom, Inc.*(a)	463,198	8,407,044

		24,335,862

Transportation — 1.0%
C.H. Robinson Worldwide, Inc.(a)	87,500	4,886,875

TOTAL LONG-TERM INVESTMENTS (cost $430,505,525)		486,532,250

SHORT-TERM INVESTMENT — 20.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $99,193,030; includes $93,351,418 of cash collateral for securities on loan)(b)(w)	99,193,030	99,193,030

TOTAL INVESTMENTS — 119.3% (cost $529,698,555)		585,725,280

Liabilities in excess of other assets — (19.3)%		(94,828,952)

NET ASSETS — 100.0%		$490,896,328

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $90,519,467; cash collateral of $93,351,418 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$486,532,250	$—	$—
Affiliated Money Market Mutual Fund	99,193,030	—	—

Total	$585,725,280	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS

Aerospace — 1.1%
AAR Corp.*	53,544	$1,328,962
TransDigm Group, Inc.(a)	13,165	698,272

		2,027,234

Airlines — 1.3%
AirTran Holdings, Inc.*(a)	374,117	1,900,514
JetBlue Airways Corp.*(a)	93,891	523,912

		2,424,426

Auto Repair — 0.4%
Monro Muffler Brake, Inc.(a)	19,473	696,354

Automotive Parts — 1.4%
Asbury Automotive Group, Inc.*	36,467	485,011
Tenneco, Inc.*	33,659	796,036
TRW Automotive Holdings Corp.*	45,873	1,311,050

		2,592,097

Banking — 0.8%
Home BancShares, Inc.	23,206	613,567
Lakeland Financial Corp.	17,212	327,888
Sandy Spring Bancorp, Inc.	19,470	292,050
Webster Financial Corp.	10,289	179,955

		1,413,460

Basic Materials — Chemical — 0.9%
Minerals Technologies, Inc.	31,645	1,640,477

Basic Materials — Forest — 0.5%
Universal Forest Products, Inc.	23,671	911,807

Basic Materials — Mining — 0.9%
Commercial Metals Co.	92,073	1,386,620
Schnitzer Steel Industries, Inc. (Class A Stock)	6,172	324,215

		1,710,835

Chemicals — 2.8%
Fuller (H.B.) Co.	68,870	1,598,473
PolyOne Corp.*	176,403	1,806,367
Rockwood Holdings, Inc.*(a)	10,394	276,688
Solutia, Inc.*	83,888	1,351,435

		5,032,963

Clothing & Apparel — 0.3%
G-III Apparel Group Ltd.*(a)	21,546	593,808

Commercial Services — 1.0%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)	53,465	1,517,337
PHH Corp.*	13,450	317,016

		1,834,353

Computer Services & Software — 2.3%
Avid Technology, Inc.*(a)	75,634	1,042,237
Mentor Graphics Corp.*	103,619	831,024
Monotype Imaging Holdings, Inc.*	46,687	454,265
Netscout Systems, Inc.*	35,943	531,597
Parametric Technology Corp.*	71,630	1,292,921

		4,152,044

Construction — 0.9%
Meritage Homes Corp.*	55,572	1,167,012
Ryland Group, Inc.	17,946	402,708

		1,569,720

Consumer Cyclicals — Construction — 0.9%
Comfort Systems USA, Inc.	125,289	1,564,860

Consumer Cyclicals — Retail Apparel — 1.4%
Aaron’s, Inc.(a)	25,125	837,667
Big Lots, Inc.*	12,787	465,703
Gymboree Corp.*	24,385	1,258,998

		2,562,368

Consumer Products & Services — 0.4%
Central Garden & Pet Co.*	65,907	650,502

Consumer Staples — Home Products — 0.3%
Elizabeth Arden, Inc.*	27,423	493,614

Distribution/Wholesale — 0.5%
Beacon Roofing Supply, Inc.*	43,509	832,327

Diversified Financial Services — 0.9%
BGC Partners, Inc. (Class A Stock)	46,404	283,529
MF Global Holdings Ltd.*(a)	56,910	459,264
Ocwen Financial Corp.*	34,614	383,869
Piper Jaffray Cos.*	14,431	581,569

		1,708,231

Electrical Utilities — 1.1%
Cleco Corp.	57,706	1,532,094
Great Plains Energy, Inc.	13,702	254,446
NorthWestern Corp.	11,077	296,975

		2,083,515

Electronic Components & Equipment — 3.2%
Checkpoint Systems, Inc.*	45,915	1,015,640
Convergys Corp.*	56,050	687,173
Electronics for Imaging, Inc.*	112,301	1,306,061
Empire District Electric Co. (The)	8,033	144,755
EnerSys*	48,181	1,188,143
Littelfuse, Inc.*	14,209	540,084
Watts Water Technologies, Inc. (Class A Stock)(a)	28,434	883,160

		5,765,016

Engineering & Construction — 0.3%
Michael Baker Corp.*	5,578	192,330
MYR Group, Inc.*	22,491	366,828

		559,158

Entertainment & Leisure — 0.7%
Polaris Industries, Inc.(a)	9,329	477,272
WMS Industries, Inc.*(a)	17,274	724,471

		1,201,743

Equipment Services — 1.4%
RSC Holdings, Inc.*(a)	101,542	808,274
Watsco, Inc.(a)	29,376	1,670,907

		2,479,181

Exchange Traded Funds — 1.6%
iShares Russell 2000 Value Index Fund(a)	46,883	2,993,011

Financial — Bank & Trust — 9.9%
Bank of the Ozarks, Inc.(a)	30,777	1,083,043
Berkshire Hills Bancorp, Inc.	7,978	146,237
Boston Private Financial Holdings, Inc.	48,711	359,000
Bridge Capital Holdings*(a)	10,068	92,122
Brookline Bancorp, Inc.	64,163	682,694
Capital City Bank Group, Inc.(a)	10,583	150,808
CoBiz Financial, Inc.	40,018	249,312
East West Bancorp, Inc.	53,788	936,987
First Financial Holdings, Inc.	22,769	342,901
First Midwest Bancorp, Inc.	22,947	310,932
FirstMerit Corp.(a)	49,460	1,066,852
FNB Corp.	59,122	479,479
Glacier Bancorp, Inc.(a)	107,168	1,632,169
Hancock Holding Co.	29,671	1,240,545
Heritage Financial Corp.*	16,107	243,055
IBERIABANK Corp.	10,166	610,062
KBW, Inc.*(a)	21,829	587,200
MB Financial, Inc.	25,348	571,090
NewAlliance Bancshares, Inc.	50,788	640,945
Northwest Bancshares, Inc.	20,069	235,610
PacWest Bancorp	11,542	263,388
Prosperity Bancshares, Inc.	35,272	1,446,152
SCBT Financial Corp.	22,637	838,475
Seacoast Banking Corp. of Florida*	13,490	23,068
Sierra Bancorp	9,598	123,718
Signature Bank*(a)	46,865	1,736,348
Simmons First National Corp. (Class A Stock)	12,295	338,973
Southcoast Financial Corp.*	15,546	56,354
Summit State Bank	9,773	65,968
Texas Capital Bancshares, Inc.*	13,706	260,277
Trico Bancshares	23,291	463,491
UMB Financial Corp.	20,357	826,494
United Community Banks, Inc.*(a)	19,686	86,815

		18,190,564

Financial — Brokerage — 0.3%
Knight Capital Group, Inc. (Class A Stock)*(a)	40,253	613,858

Financial Services — 3.0%
Apollo Investment Corp.	81,526	1,037,826
Dime Community Bancshares	23,765	300,152
E*Trade Financial Corp.*	453,786	748,747
First Cash Financial Services, Inc.*	22,578	487,007
First Financial Bankshares, Inc.(a)	26,550	1,368,653
PennantPark Investment Corp.	53,178	550,924
Pinnacle Financial Partners, Inc.*	44,881	678,152
WSFS Financial Corp.	7,656	298,584

		5,470,045

Food — 1.5%
American Italian Pasta Co. (Class A Stock)*	14,609	567,852
Hain Celestial Group, Inc. (The)*(a)	40,540	703,369
Lance, Inc.	28,430	657,586
TreeHouse Foods, Inc.*	19,319	847,524

		2,776,331

Hand/Machine Tools — 0.7%
Regal-Beloit Corp.	21,015	1,248,501

Healthcare Services — 3.5%
Amedisys, Inc.*(a)	42,783	2,362,477
Hill-Rom Holdings, Inc.	23,624	642,809
Lincare Holdings, Inc.*(a)	39,867	1,789,231
Omega Healthcare Investors, Inc.	87,294	1,701,360

		6,495,877

Hotels & Motels — 1.2%
Ameristar Casinos, Inc.(a)	56,912	1,036,936
Gaylord Entertainment Co.*(a)	38,106	1,116,125

		2,153,061

Industrial Products — 0.6%
Olympic Steel, Inc.	33,277	1,086,494

Industrials — Components — 1.6%
Actuant Corp. (Class A Stock)	77,169	1,508,654
Applied Industrial Technologies, Inc.(a)	57,681	1,433,373

		2,942,027

Industrials — Electrical Equipment — 0.9%
Anixter International, Inc.*	33,919	1,589,105

Industrials — Machinery — 0.9%
MTS Systems Corp.	27,083	786,219
Tennant Co.	34,474	944,243

		1,730,462

Insurance — Life Insurance — 1.6%
American Equity Investment Life Holding Co.	192,114	2,046,014
Symetra Financial Corp.*	65,426	862,315

		2,908,329

Insurance — Property Insurance — 5.4%
Ambac Financial Group, Inc.*(a)	83,900	46,715
Aspen Insurance Holdings Ltd. (Bermuda)	29,217	842,618
Donegal Group, Inc.	24,827	360,240
Max Capital Group Ltd. (Bermuda)	65,708	1,510,627
Meadowbrook Insurance Group, Inc.	225,736	1,783,314
MGIC Investment Corp.*	76,156	835,431
PMI Group, Inc. (The)*(a)	71,334	386,630
ProAssurance Corp.*	28,696	1,679,864
RLI Corp.	19,133	1,090,964
Tower Group, Inc.	60,109	1,332,617

		9,869,020

Investment Companies — 0.8%
Ares Capital Corp.	75,427	1,119,337
Solar Capital Ltd.*	19,704	416,542

		1,535,879

IT Services — 0.5%
ADC Telecommunications, Inc.*(a)	132,392	967,786

Machinery — 1.5%
Altra Holdings, Inc.*	23,536	323,149
Graco, Inc.	30,951	990,432
Intermec, Inc.*	35,185	498,923
Middleby Corp.*	6,750	388,733
Robbins & Myers, Inc.	24,986	595,167

		2,796,404

Medical Supplies & Equipment — 1.0%
American Medical Systems Holdings, Inc.*(a)	55,911	1,038,826
Cardiac Science Corp.*	122,956	229,928
Symmetry Medical, Inc.*	59,598	598,364

		1,867,118

Metal Fabricate/Hardware — 0.4%
Mueller Water Products, Inc. (Class A Stock)	170,939	817,088

Metals & Mining — 2.0%
Kaiser Aluminum Corp.	59,457	2,293,257
Mueller Industries, Inc.	48,936	1,310,995

		3,604,252

Miscellaneous Manufacturing — 0.6%
AZZ, Inc.	11,990	405,861
Carlisle Cos., Inc.(a)	18,819	717,004

		1,122,865

Office Supplies — 0.3%
School Specialty, Inc.*	24,654	559,892

Oil & Gas — 6.4%
Atlas Energy, Inc.*	68,540	2,132,965
Brigham Exploration Co.*	53,563	854,330
Dril-Quip, Inc.*	23,047	1,402,179
Hornbeck Offshore Services, Inc.*	44,088	818,714
Key Energy Services, Inc.*(a)	69,509	663,811
Laclede Group, Inc. (The)	6,807	229,532
Resolute Energy Corp.*(a)	106,573	1,290,599
Rex Energy Corp.*	75,292	857,576
Rosetta Resources, Inc.*	58,745	1,383,445
Superior Well Services, Inc.*(a)	49,975	668,666
T-3 Energy Services, Inc.*	38,131	936,497
World Fuel Services Corp.	17,933	477,735

		11,716,049

Paper — 0.2%
Cellu Tissue Holdings, Inc.*	39,244	391,655

Real Estate — 0.3%
Retail Opportunity Investments Corp.*(a)	60,800	615,296

Real Estate Investment Trust — Apartment — 1.3%
American Campus Communities, Inc.	86,457	2,391,401

Real Estate Investment Trust — Hotels — 0.2%
Pebblebrook Hotel Trust*	14,842	312,127

Real Estate Investment Trust — Mortgage — 0.7%
MFA Financial, Inc.	181,582	1,336,443

Real Estate Investment Trust — Office Industrial — 0.9%
Parkway Properties, Inc.	87,139	1,636,470

Real Estate Investment Trust — Other REITs — 3.4%
BioMed Realty Trust, Inc.(a)	89,092	1,473,582
Cogdell Spencer, Inc.	76,547	566,448
Cypress Sharpridge Investments, Inc.(a)	69,203	925,936
Digital Realty Trust, Inc.	26,292	1,425,026
Entertainment Properties Trust(a)	45,812	1,884,248

		6,275,240

Real Estate Investment Trust — Retail — 1.7%
Acadia Realty Trust	60,306	1,077,065
National Retail Properties, Inc.(a)	88,203	2,013,675

		3,090,740

Real Estate Investment Trusts — 0.8%
Developers Diversified Realty Corp.(a)	45,052	548,283
Hatteras Financial Corp.	15,682	404,125
PS Business Parks, Inc.	9,955	531,597

		1,484,005

Restaurants — 0.3%
DineEquity, Inc.*	3,770	149,141
P.F. Chang’s China Bistro, Inc.*(a)	9,600	423,648

		572,789

Retail & Merchandising — 6.0%
AnnTaylor Stores Corp.*(a)	40,243	833,030
Casey’s General Stores, Inc.(a)	25,471	799,789
Children’s Place Retail Stores, Inc. (The)*	23,341	1,039,842
Ezcorp, Inc. (Class A Stock)*	11,760	242,256
Finish Line, Inc. (The) (Class A Stock)	84,640	1,381,325
Fossil, Inc.*	30,725	1,159,562
Hibbett Sports, Inc.*(a)	15,213	389,149
HSN, Inc.*	46,234	1,361,129
Jo-Ann Stores, Inc.*	38,630	1,621,687
Jos. A. Bank Clothiers, Inc.*	22,716	1,241,429
Pantry, Inc. (The)*	21,518	268,760
Rue21, Inc.*	8,830	306,136
Talbots, Inc.*	27,620	357,955

		11,002,049

Semiconductors — 2.9%
ATMI, Inc.*(a)	29,280	565,397
Emulex Corp.*	65,958	875,922
Entegris, Inc.*	137,327	692,128
Fairchild Semiconductor International, Inc.*	85,821	913,994
Micrel, Inc.	41,288	440,130
MKS Instruments, Inc.*	49,624	972,134
Semtech Corp.*(a)	50,361	877,792

		5,337,497

Services — Environmental — 0.6%
Waste Connections, Inc.*(a)	30,889	1,048,990

Services — Industrial Services — 0.7%
G & K Services, Inc. (Class A Stock)	36,394	941,877
On Assignment, Inc.*	55,563	396,164

		1,338,041

Software — 0.4%
JDA Software Group, Inc.*	24,430	679,643

Telecommunications — 1.7%
Knology, Inc.*	63,954	859,542
Plantronics, Inc.	18,900	591,192
Polycom, Inc.*	22,769	696,276
Premiere Global Services, Inc.*	120,824	998,006

		3,145,016

Transportation — 0.4%
Golar LNG Ltd. (Bermuda)*	39,992	467,907
Scorpio Tankers, Inc. (Marshall Islands)*	14,020	176,091

		643,998

Utilities — Electrical Utilities — 2.8%
CH Energy Group, Inc.	1,934	78,984
El Paso Electric Co.*	146,164	3,010,978
MGE Energy, Inc.	10,127	358,091
UniSource Energy Corp.	15,715	494,080
Westar Energy, Inc.	51,820	1,155,586

		5,097,719

Utilities — Gas Utilities — 0.8%
South Jersey Industries, Inc.	6,188	259,834
Southwest Gas Corp.	42,099	1,259,602

		1,519,436

TOTAL LONG-TERM INVESTMENTS (cost $159,244,601)		179,472,666

SHORT-TERM INVESTMENT — 24.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $43,871,693; includes $34,614,461 of cash collateral for securities on loan)(b)(w)	43,871,693	43,871,693

TOTAL INVESTMENTS — 122.0% (cost $203,116,294)		223,344,359

Liabilities in excess of other assets — (22.0)%		(40,234,895)

NET ASSETS — 100.0%		$183,109,464

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $33,451,904; cash collateral of $34,614,461 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$179,472,666	$—	$—
Affiliated Money Market Mutual Fund	43,871,693	—	—

Total	$223,344,359	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount
	Ratings†	Rate		Date		(000)#	Value
LONG-TERM INVESTMENTS — 88.7%

ASSET-BACKED SECURITIES — 1.9%

Argent Securities, Inc., Series 2003-W8, Class M1	Aa2	1.296	%(c)	12/25/33		$330	$257,055
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A	B2	0.316	%(c)	01/25/37		228	102,218
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2	Caa3	5.721%		01/25/37		2,600	1,167,867
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A	B3	5.267%		02/25/37		154	149,322
Primus CLO Ltd., Series 2007-2A, Class A, 144A (Cayman Islands)	A1	0.484	%(c)	07/15/21		22,697	20,427,205

TOTAL ASSET-BACKED SECURITIES (cost $20,228,055)							22,103,667

BANK LOANS(c)(g) — 2.3%

Calpine Corp., Term	B+(d)	3.14%		03/29/14		981	948,822
CIT Group, Inc., Term 2A	Ba	9.50%		01/18/12		3,149	3,220,875
Community Health System, Term B	Ba	2.51%		07/02/14		15	14,634
Community Health System, Term DD	Ba	2.50%		07/25/14		2	2,346
First Data Corp., Term B2	B+(d)	3.03%		09/24/14		940	831,602
First Data Corp., Term B2	B+(d)	3.12%		09/24/14		50	43,851
First Data Corp., Term B3	B+(d)	3.03%		09/24/14		933	823,281
First Data Corp., Term B3	B+(d)	3.04%		09/24/14		49	43,413
Ford Motor Corp., Term B	Ba	3.23%		11/29/13		223	215,230
Ford Motor Corp., Term B	Ba	3.26%		11/29/13		3,895	3,756,649
Local Insight, Term B	B(d)	6.25%		04/23/15		721	613,118
Newsday LLC, Term A1	Ba	10.50%		08/01/14		500	538,750
Nuveen Investments, Term B	B(d)	3.22%		11/02/14		227	207,411
Nuveen Investments, Term B	B(d)	3.25%		11/02/14		192	175,252
Nuveen Investments, Term B	B(d)	3.32%		11/02/14		32	29,630
Texas Competitive Electric Holdings Co. LLC	B+(d)	3.73%		10/10/14		5,910	4,736,209
Texas Competitive Electric Holdings Co. LLC	B+(d)	3.79%		01/10/14		60	48,083
Texas Competitive Electric Holdings Co. LLC, Term B1	B+(d)	3.73%		10/10/14		686	561,823
Texas Competitive Electric Holdings Co. LLC, Term B1	B+(d)	3.79%		10/10/14		7	5,822
Texas Competitive Electric Holdings Co. LLC, Term B2	B+(d)	3.73%		10/10/14		982	804,985
Texas Competitive Electric Holdings Co. LLC, Term B2	B+(d)	3.79%		10/10/14		10	8,342
Texas Competitive Electric Holdings Co. LLC, Term B3	B+(d)	3.73%		10/10/14		7,870	6,379,080
Texas Competitive Electric Holdings Co. LLC, Term B3	B+(d)	3.79%		10/10/14		60	48,885
Tribune Co., Term B(i)	D(d)	5.25%		06/04/14		1,457	912,548
Tribune Co., Term X(i)	Ca	5.00%		06/04/24		82	51,386
UPC Broadband Holdings, Term M (Netherlands)	B+(d)	4.17%		12/31/16	EUR	1,094	1,394,519

UPC Broadband Holdings, Term M (Netherlands)	B+(d)	4.99%		12/31/17	EUR	789	1,015,562

TOTAL BANK LOANS (cost $27,484,099)							27,432,108

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%

Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1	Caa2	5.646	%(c)	11/25/36		2,352	1,524,838
EMFNL, Series 2008-2X, Class A1 (Netherlands)	NR	1.68	%(c)	07/17/41	EUR	2,593	3,056,243
GSR Mortgage Loan Trust, Series 2006-3F, Class 2A3	CCC(d)	5.75%		03/25/36		3,050	2,641,655
RBSCF Trust, Series 2009-RR1, Class JPA, 144A	Aaa	6.068	%(c)	09/17/39		4,300	3,963,123

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,589,287)							11,185,859

CORPORATE BONDS — 80.2%

Advertising — 0.1%
Visant Corp., Gtd. Notes	B1	7.625%		10/01/12		600	601,500

Airlines — 2.3%
American Airlines Pass-Through Trust 2001-02, Pass-Through Certificates	Ba1	6.978%		04/01/11		123	123,480
American Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	B2	10.50%		10/15/12		8,750	9,318,750
Delta Air Lines, Inc., Pass-Through Certificates	BBB-(d)	7.111%		09/18/11		4,900	5,120,500
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.50%		09/15/14		2,125	2,233,906
United Air Lines, Inc., Pass-Through Certificates	Ba1	9.75%		01/15/17		3,600	3,789,000
United Air Lines, Inc., Pass-Through Certificates	Ba1	10.40%		11/01/16		5,800	6,293,000

							26,878,636

Automotive — 1.5%
Allison Transmission, Inc., Gtd. Notes, 144A(a)	Caa2	11.00%		11/01/15		1,700	1,810,500
ArvinMeritor, Inc., Gtd. Notes(a)	Caa2	8.125%		09/15/15		3,225	3,112,125
ArvinMeritor, Inc., Gtd. Notes(a)	Caa2	8.75%		03/01/12		212	226,840
ArvinMeritor, Inc., Gtd. Notes(a)	Caa2	10.625%		03/15/18		1,500	1,552,500
Autonation, Inc., Gtd. Notes	Ba2	6.75%		04/15/18		875	867,344
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	B1	9.00%		07/01/15		1,300	1,342,250
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	B1	10.50%		05/15/16		2,050	2,214,000
Lear Corp., Gtd. Notes	B1	7.875%		03/15/18		1,050	1,061,812
Oshkosh Corp., Gtd. Notes, 144A	B3	8.25%		03/01/17		350	361,375
Oshkosh Corp., Gtd. Notes, 144A	B3	8.50%		03/01/20		350	362,250
Tenneco, Inc., Sec’d. Notes	B1	10.25%		07/15/13		1,325	1,373,031
TRW Automotive, Inc., Gtd. Notes, 144A	B3	7.00%		03/15/14		3,360	3,309,600

							17,593,627

Beverages — 0.2%
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		09/01/16		125	128,438
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		05/15/17		2,350	2,408,750

							2,537,188

Building Materials — 0.5%
Building Materials Corp. of America, Gtd. Notes, 144A	B3	7.50%		03/15/20		725	723,187
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba3	7.00%		02/15/20		3,250	3,290,625
Goodman Global, Inc., Gtd. Notes	NR	13.50%		02/15/16		1,750	1,955,625

							5,969,437

Business Services — 0.2%
NSG Holdings LLC / NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.75%		12/15/25		3,205	2,884,500

Cable — 3.5%
Charter Communications Operating LLC, Sec’d. Notes, 144A(a)	B1	8.375%		04/30/14		6,750	6,935,625
CSC Holdings, Inc., Sr. Unsec’d. Notes(a)	Ba3	7.625%		07/15/18		2,875	3,004,375
CSC Holdings, Inc., Sr. Unsec’d. Notes(a)	Ba3	7.875%		02/15/18		2,490	2,614,500
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.50%		04/15/14		975	1,038,375

CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba3	8.50%		06/15/15		2,275	2,411,500
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.625%		02/15/19		8,375	9,170,625
DISH DBS Corp., Gtd. Notes	Ba3	6.625%		10/01/14		2,000	2,015,000
DISH DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		3,750	3,900,000
DISH DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		3,040	3,097,000
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.875%		09/01/19		6,650	6,916,000

							41,103,000

Chemicals — 1.3%
Cognis GmbH Sr. Notes (Germany)	Caa2	9.50%		05/15/14	EUR	2,400	3,330,722
Hexion Finance Escrow LLC / Hexion Escrow Corp., Sr. Sec’d. Notes, 144A	B3	8.875%		02/01/18		4,450	4,383,250
Ineos Group Holdings PLC, Sec’d. Notes (United Kingdom)(g)	Caa3	7.875%		02/15/16	EUR	650	689,173
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	Caa3	8.50%		02/15/16		870	717,750
Kerling PLC, Sr. Sec’d. Notes, 144A (United Kingdom)(g)	B3	10.625%		01/28/17	EUR	750	1,063,643
Nalco Co., Gtd. Notes	B2	8.875%		11/15/13		1,450	1,482,625
Nalco Co., Sr. Notes, 144A	Ba2	8.25%		05/15/17		350	371,875
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR	800	1,096,734
Solutia, Inc., Gtd. Notes	B2	7.875%		03/15/20		1,750	1,771,875

							14,907,647

Coal — 0.3%
Consol Energy, Inc., Gtd. Notes, 144A(g)	B1	8.00%		04/01/17		2,400	2,466,000
Consol Energy, Inc., Gtd. Notes, 144A(g)	B1	8.25%		04/01/20		1,575	1,618,313

							4,084,313

Commercial Services — 0.5%
ARAMARK Corp., Gtd. Notes	B3	3.749	%(c)	02/01/15		1,100	1,023,000
ARAMARK Corp., Gtd. Notes	B3	8.50%		02/01/15		1,575	1,610,437
Quintiles Transnational Corp., Sr. Notes, PIK, 144A	B3	9.50%		12/30/14		3,300	3,366,000

							5,999,437

Computer Services & Software — 0.6%
Brocade Communications Systems, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.625%		01/15/18		250	254,375
Brocade Communications Systems, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.875%		01/15/20		2,500	2,550,000
First Data Corp., Gtd. Notes(a)	Caa1	9.875%		09/24/15		4,525	3,902,812

							6,707,187

Containers & Packaging — 1.7%
Ball Corp., Gtd. Notes	Ba1	6.75%		09/15/20		1,200	1,221,000
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	8.875%		09/15/14		4,000	3,905,000
Berry Plastics Corp., Sr. Sec’d. Notes	B1	5.001	%(c)	02/15/15		1,025	978,875
Beverage Packaging Holdings Luxembourg II SA, Sr. Notes	Caa1	8.00%		12/15/16	EUR	2,225	3,065,318
Crown Americas LLC / Crown Americas Capital Corp. II, Gtd. Notes, 144A	B1	7.625%		05/15/17		1,950	2,032,875
Crown Americas LLC / Crown Americas Capital Corp., Gtd. Notes	B1	7.75%		11/15/15		975	1,014,000
Graphic Packaging International Corp., Gtd. Notes	B3	9.50%		08/15/13		2,000	2,050,000
Graphic Packaging International, Inc., Gtd. Notes	B3	9.50%		06/15/17		2,500	2,668,750
OI European Group BV, Gtd. Notes (Netherlands)	Ba3	6.875%		03/31/17	EUR	1,500	2,046,247

Pregis Corp., Sr. Sec’d. Notes	B2	5.684%		04/15/13	EUR	500	621,302

							19,603,367

Distribution/Wholesale — 0.2%
McJunkin Red Man Corp., Sr. Sec’d. Notes, 144A	B3	9.50%		12/15/16		2,750	2,808,438

Diversified
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17		440	426,800

Diversified Financial Services — 13.4%
AES Ironwood LLC, Sr. Sec’d. Notes	B2	8.857%		11/30/25		141	138,204
AES Red Oak LLC, Series A, Sr. Sec`d. Notes	B1	8.54%		11/30/19		1,699	1,736,838
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.25%		08/15/39		4,150	4,916,443
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A(a)	B3	8.00%		11/15/13		672	551,040
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.00%		05/01/13		5,186	5,043,744
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.00%		05/01/14		880	831,179
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.00%		05/01/15		880	820,183
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.00%		05/01/16		1,466	1,352,314
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.00%		05/01/17		2,052	1,893,241
Citigroup Capital XXI, Gtd. Notes(a)	Ba1	8.30	%(c)	12/21/57		4,025	4,075,312
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.524	%(c)	06/09/16		1,000	855,651
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39		11,000	12,698,433
FCE Bank PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)	B1	7.125%		01/15/13	EUR	3,000	4,153,273
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	B1	3.001	%(c)	01/13/12		13,900	13,500,375
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.00%		10/01/13		825	853,657
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.80%		06/01/12		3,360	3,484,878
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	8.00%		12/15/16		650	684,855
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	B1	8.125%		01/15/20		3,150	3,304,259
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	8.70%		10/01/14		2,000	2,168,620
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	12.00%		05/15/15		6,000	7,168,176
Fresenius US Finance II, Inc., Gtd. Notes, 144A	Ba1	9.00%		07/15/15		3,140	3,501,100
General Motors Acceptance Corp., Inc., Gtd. Notes, 144A	B3	8.00%		03/15/20		3,000	3,075,000
General Motors Acceptance Corp., Inc., Gtd. Notes, 144A	B3	8.30%		02/12/15		12,750	13,387,500
General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes	B3	6.75%		12/01/14		230	228,552
General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes	B3	6.875%		09/15/11		300	304,172
General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes(a)	B3	8.00%		11/01/31		715	679,853
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes	Baa1	5.911	%(c)	11/30/35		500	442,500
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	4.75%		01/13/12		300	293,011
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	B1	4.875%		09/01/10		6,600	6,599,941
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	B1	5.00%		04/15/10		2,550	2,550,232
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.875%		05/01/13		475	456,160
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A(g)	B1	8.625%		09/15/15		2,500	2,555,642
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.75%		03/15/17		4,200	4,296,739
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.55%		09/05/12		1,000	973,889
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN(a)	B1	5.625%		09/15/10		4,125	4,154,102
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.75%		06/15/11		2,650	2,663,481
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.625%		11/15/13		975	948,938
JPMorgan Chase Capital XVIII, Ltd. Gtd. Notes	A2	6.95%		08/17/36		1,000	980,116
JPMorgan Chase Capital XX, Ltd. Gtd. Notes	A2	6.55%		09/29/36		1,000	938,420

LBG Capital No.1 PLC, Bank Gtd. Notes (United Kingdom)	Ba3	6.439%		05/23/20	EUR	500	560,523
LBG Capital No.1 PLC, Bank Gtd. Notes (United Kingdom)	Ba3	7.869%		08/25/20	GBP	1,000	1,327,810
LBG Capital No.1 PLC, Bank Gtd. Notes (United Kingdom)	Ba3	7.875%		11/01/20		350	316,750
LBG Capital No.2 PLC, Bank Gtd. Notes (United Kingdom)	Ba3	15.00%		12/21/19		250	472,321
LBI Escrow Corp., Sr. Sec’d. Notes, 144A	Ba3	8.00%		11/01/17		4,600	4,772,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	6.625%		01/18/12		275	63,937
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)(i)	D(d)	8.16%		05/30/24		15	34,675
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	D(d)	2.82%		11/16/24		1,900	437,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	D(d)	2.87%		03/23/24		6,300	1,449,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	D(d)	3.06%		04/04/16		600	138,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	D(d)	5.00%		01/14/24		2,500	581,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18		500	118,125
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.50%		05/11/38		2,425	6,063
New Communications Holdings, Inc., Sr. Notes, 144A(g)	Ba2	7.875%		04/15/15		1,150	1,181,625
New Communications Holdings, Inc., Sr. Notes, 144A(g)	Ba2	8.25%		04/15/17		575	585,062
New Communications Holdings, Inc., Sr. Notes, 144A(g)	Ba2	8.50%		04/15/20		575	579,312
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec’d. Notes, 144A(a)	Caa2	9.25%		04/01/15		3,000	3,075,000
SLM Corp., Sr. Notes, MTN	Ba1	8.00%		03/25/20		1,425	1,387,607
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.409	%(c)	07/26/10		3,375	3,329,299
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.479	%(c)	10/25/11		5,500	5,230,197
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.89	%(c)	10/01/10		350	348,750
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.50%		07/26/10		200	200,921
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.00%		10/01/13		1,150	1,098,663
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.05%		11/14/14		200	185,077
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.375%		01/15/13		650	641,971
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.40%		10/25/11		125	126,173
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.45%		06/15/18		1,850	1,871,018
Universal City Development Partners Ltd., Sr. Notes, 144A	B3	8.875%		11/15/15		2,000	2,015,000
UPCB Finance Ltd., Sr. Sec’d. Notes, 144A(g)	Ba3	7.625%		01/15/20	EUR	5,000	6,896,796

							158,290,448

Diversified Manufacturing — 0.3%
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%		03/15/18		575	575,000
Bombardier, Inc., Sr. Notes, 144A (Canada)	Ba2	7.50%		03/15/18		2,625	2,736,563

							3,311,563

Electric — 4.8%
AES Corp. (The), Sr. Sec’d. Notes, 144A	Ba3	8.75%		05/15/13		2,956	3,000,340
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		03/01/14		355	362,988
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15		2,425	2,467,437
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17		1,000	1,015,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		06/01/20		1,000	996,250
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.875%		02/15/11		450	467,438
AES Corp. (The), Sr. Unsec’d. Notes, 144A	B1	9.75%		04/15/16		1,125	1,217,812
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	6.25%		02/01/20		1,000	988,145
Dominion Resources, Inc., Jr. Sub. Notes	Baa3	6.30	%(c)	09/30/66		1,800	1,701,000
Dominion Resources, Inc., Jr. Sub. Notes	Baa3	7.50	%(c)	06/30/66		275	276,375
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.75%		10/15/19		1,183	1,180,043
Energy Future Holdings Corp., Sr. Sec’d. Notes, 144A(a)	Caa3	10.00%		01/15/20		1,500	1,560,000
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes	B+	9.75%		10/15/19		1,444	1,442,195

FPL Group Capital, Inc., Jr. Sub. Notes	A3	6.35	%(c)	10/01/66		125	117,188
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands)	Ba3	9.00%		06/30/17		3,975	4,094,250
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%		04/01/16		1,470	1,525,125
Midwest Generation LLC, Pass-Through Certificates	Ba1	8.56%		01/02/16		3,321	3,399,597
NRG Energy, Inc., Gtd. Notes(a)	B1	7.25%		02/01/14		6,000	6,045,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16		11,775	11,686,687
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17		4,050	4,009,500
NRG Energy, Inc., Gtd. Notes	B1	8.50%		06/15/19		350	354,375
NV Energy, Inc., Sr. Unsec’d. Notes	Ba3	7.803%		06/15/12		1,250	1,269,266
NV Energy, Inc., Sr. Unsec’d. Notes	Ba3	8.625%		03/15/14		3,000	3,075,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates	Ba1	9.681%		07/02/26		100	105,750
RRI Energy, Inc., Sr. Unsec’d. Notes(a)	B2	7.875%		06/15/17		1,900	1,705,250
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A	Ba2	7.00%		06/30/21		2,077	2,035,295

							56,097,306

Electronic Components — 0.1%
Communications & Power Industries, Inc., Gtd. Notes	B3	8.00%		02/01/12		750	748,125

Financial — Bank & Trust — 7.7%
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625%		03/08/35		900	730,980
BAC Capital Trust VII, Ltd. Gtd. Notes	Baa3	5.25%		08/10/35	GBP	1,400	1,497,769
Bank of America Corp., Jr. Sub. Notes	Ba3	8.125	%(c)	12/29/49		300	306,099
BankAmerica Institutional Capital B, Ltd. Gtd. Notes, 144A	Baa3	7.70%		12/31/26		275	268,469
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Baa2	5.926	%(c)	09/29/49		1,250	1,100,000
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Baa2	7.434	%(c)	09/29/49		5,050	4,974,250
Barclays Bank PLC, Sub. Notes (United Kingdom)	Baa2	14.00	%(c)	11/29/49	GBP	6,400	12,611,005
Credit Agricole SA, Sub. Notes (France)	A3	9.75%		09/29/49		5,000	5,522,000
Discover Bank, Sub. Notes(a)	Ba1	8.70%		11/18/19		5,425	5,941,851
HBOS PLC, Sr. Sub. Notes, 144A (United Kingdom)	Ba1	6.00%		11/01/33		4,460	3,380,734
HBOS PLC, Sub. Notes, 144A (United Kingdom)	Ba1	6.75%		05/21/18		1,000	918,801
Intesa Sanpaolo SpA, Sub. Notes (Italy)	Baa1	8.047	%(c)	06/29/49	EUR	2,600	3,608,282
NB Capital Trust IV, Ltd. Gtd. Notes	Baa3	8.25%		04/15/27		750	757,500
Regions Bank, Sub. Notes	Baa2	7.50%		05/15/18		2,800	2,777,978
Regions Financial Corp., Sr. Unsec’d. Notes	Baa3	0.455	%(c)	06/26/12		3,400	3,107,933
Regions Financial Corp., Sr. Unsec’d. Notes	Baa3	7.75%		11/10/14		200	210,428
Regions Financial Corp., Sub. Notes	Ba1	7.375%		12/10/37		18,564	16,132,005
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64	%(c)	03/31/49		700	441,000
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%		10/01/14		5,146	4,924,737
Royal Bank of Scotland PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)	NR	4.556	%(c)	04/06/11	GBP	388	547,874
Societe Generale, Jr. Sub. Notes, 144A (France)	Baa2	5.922	%(c)	04/05/17		1,000	863,516
Swiss Bank Corp., Sr. Sub. Notes (Switzerland)	A1	7.75%		09/01/26		5,000	5,559,150
UBS AG, Jr. Sub. Notes, MTN (Switzerland)	Baa3	7.152	%(c)	12/29/49	EUR	1,950	2,596,910
UBS Preferred Funding Trust V, Jr. Sub. Notes	Baa3	6.243	%(c)	05/29/49		550	495,000
Wachovia Capital Trust III, Ltd. Gtd. Notes	Ba1	5.80	%(c)	03/15/42		4,000	3,390,000
Wells Fargo & Co., Jr. Sub. Notes(a)	Ba1	7.98	%(c)	03/15/18		3,000	3,135,000
Wells Fargo Capital X, Ltd. Gtd. Notes	Baa2	5.95%		12/15/36		2,000	1,833,674
Wells Fargo Capital XIII, Ltd. Gtd. Notes	Ba1	7.70	%(c)	12/29/49		2,800	2,891,000

							90,523,945

Financial Services — 0.4%
Fibria Overseas Finance Ltd., Gtd. Notes, 144A (Cayman Islands)(a)	Ba1	9.25%		10/30/19		2,300	2,620,893
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%		07/01/16		895	959,887
TNK-BP Finance SA, Gtd. Notes (Luxembourg)	Baa2	7.50%		07/18/16		500	543,750
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17		300	308,250

TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%		07/18/16	800	870,000

						5,302,780

Food — 0.9%
American Stores Co., Sr. Unsec’d. Notes	Ba3	7.90%		05/01/17	200	193,500
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.00%		06/01/26	1,775	1,557,562
American Stores Co., Sr. Unsec’d. Notes, MTN	Ba3	7.10%		03/20/28	100	78,000
Dole Food Co., Inc., Sr. Sec’d. Notes, 144A	B2	8.00%		10/01/16	4,000	4,100,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.50%		11/15/14	1,805	1,832,075
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	8.00%		05/01/16	2,450	2,480,625
TreeHouse Foods, Inc., Sr. Unsec’d. Notes	Ba2	7.75%		03/01/18	900	933,750

						11,175,512

Gaming — 2.5%
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(a)	CCC-(d)	10.00%		12/15/18	6,037	4,995,617
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(a)	Caa1	11.25%		06/01/17	2,950	3,178,625
MGM Mirage, Sr. Sec’d. Notes	B1	13.00%		11/15/13	2,050	2,388,250
MGM Mirage, Sr. Sec’d. Notes, 144A(g)	B1	9.00%		03/15/20	950	978,500
MGM Mirage, Inc., Gtd. Notes(a)	Caa1	7.50%		06/01/16	2,230	1,856,475
MGM Mirage, Inc., Sr. Sec’d. Notes, 144A	B1	10.375%		05/15/14	500	551,250
MGM Mirage, Inc., Sr. Sec’d. Notes, 144A	B1	11.125%		11/15/17	6,350	7,143,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., First Mortgage(a)	Ba3	6.625%		12/01/14	1,604	1,599,990
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., First Mortgage, 144A(a)	Ba2	7.875%		11/01/17	6,500	6,613,750

						29,306,207

Healthcare & Pharmaceuticals — 3.9%
DaVita, Inc., Gtd. Notes	B1	6.625%		03/15/13	375	377,344
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15	4,000	4,080,000
HCA, Inc., Sec’d. Notes	B2	9.125%		11/15/14	9,050	9,559,062
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16	19,775	21,023,297
HCA, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.25%		09/15/20	3,275	3,320,031
HCA, Inc., Sr. Sec’d. Notes, 144A(a)	Ba3	7.875%		02/15/20	2,000	2,093,750
HCA, Inc., Sr. Sec’d. Notes, 144A	Ba3	8.50%		04/15/19	1,900	2,043,688
HCA, Inc., Sr. Sec’d. Notes, 144A	B2	9.875%		02/15/17	300	327,000
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%		11/15/16	3,081	3,301,040

						46,125,212

Healthcare Products — 1.6%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17	1,000	1,102,500
Biomet, Inc., Gtd. Notes	Caa1	11.625%		10/15/17	6,830	7,649,600
Biomet, Inc., Gtd. Notes, PIK(a)	B3	10.375%		10/15/17	8,785	9,663,500

						18,415,600

Healthcare Services — 1.4%
CHS / Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%		07/15/15	14,925	15,447,375
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., Gtd. Notes, 144A(a)	B3	8.00%		02/01/18	1,100	1,069,750

						16,517,125

Holding Companies — Diversified — 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A(g)	B1	7.75%		10/15/16	1,000	1,027,500

Household Products/ Wares — 0.8%
Central Garden & Pet Co., Sr. Sub. Notes	B2	8.25%		03/01/18	2,750	2,787,812
Diversey, Inc., Gtd. Notes, 144A	B3	8.25%		11/15/19	1,000	1,035,000
Jarden Corp., Gtd. Notes	B3	7.50%		05/01/17	1,750	1,774,063
Jarden Corp., Gtd. Notes(a)	B1	8.00%		05/01/16	750	785,625
Prestige Brands, Inc., Gtd. Notes, 144A	B3	8.25%		04/01/18	2,000	2,040,000
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.25%		01/15/18	1,000	1,020,000

						9,442,500

Insurance — 3.0%
American International Group, Inc., Jr. Sub. Notes	Ba2	8.175	%(c)	05/15/48	1,050	887,250

American International Group, Inc., Jr. Sub. Notes	Ba2	8.625	%(c)	05/22/38	GBP	1,600	1,984,886
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15		800	742,947
American International Group, Inc., Sr. Unsec’d. Notes(a)	A3	8.25%		08/15/18		4,300	4,511,904
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.00%		09/20/11	EUR	2,550	3,422,551
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.95%		03/20/12		3,325	3,392,873
American International Group, Inc., Sr. Unsec’d. Notes, MTN(a)	A3	5.45%		05/18/17		2,875	2,644,839
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		1,100	1,022,083
MetLife Capital Trust X, Jr. Sub. Notes, 144A	Baa2	9.25	%(c)	04/08/38		5,900	6,637,500
Pacific Life Insurance Co., Sub. Notes, 144A(a)	A3	9.25%		06/15/39		8,000	9,913,032

							35,159,865

Internet Services — 0.1%
Equinix, Inc., Sub. Notes	Ba2	8.125%		03/01/18		1,050	1,086,750

Iron/Steel — 0.1%
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.75%		04/15/16		400	418,000
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	7.625%		03/15/20		325	333,125

							751,125

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)(a)	Ba3	8.00%		05/15/10		825	830,156
Travelport LLC, Gtd. Notes(a)	B3	9.875%		09/01/14		1,500	1,567,500

							2,397,656

Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.75%		05/15/18		1,475	1,478,688

Machinery & Equipment — 0.1%
Chart Industries, Inc., Gtd. Notes	B3	9.125%		10/15/15		700	700,000

Media & Entertainment — 2.1%
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	B2	9.25%		12/15/17		4,275	4,440,656
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B2	9.25%		12/15/17		3,225	3,370,125
Lighthouse International Co. SA, Sr. Sec’d. Notes (Luxembourg)	Caa1	8.00%		04/30/14	EUR	1,325	1,252,735
McClatchy Co. (The), Sr. Sec’d. Notes, 144A	B1	11.50%		02/15/17		1,275	1,302,094
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes(a)	Caa1	8.46	%(s)	08/01/16		1,150	1,092,500
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	Caa1	11.50%		05/01/16		1,650	1,864,500
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		3,245	3,297,634
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B2	8.00%		11/01/16	EUR	1,500	2,015,857
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B2	9.75%		04/15/18	EUR	1,350	1,914,557
UPC Holding BV, Sr. Sec’d. Notes, 144A (Netherlands)	B2	9.75%		04/15/18	EUR	650	925,116
Videotron Ltee, Gtd. Notes (Canada)	Ba2	9.125%		04/15/18		1,125	1,250,156
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.50%		06/15/16		2,125	2,271,094

							24,997,024

Metals & Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		3,040	3,382,000
Novelis, Inc., Gtd. Notes (Canada)	Caa1	7.25%		02/15/15		2,850	2,750,250
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba1	9.75%		05/15/14		2,025	2,399,625
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba1	10.25%		05/15/16		3,775	4,492,250

Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba1	10.75%		05/15/19		5,800	7,105,000

							20,129,125

Oil & Gas — 5.2%
Berry Petroleum Co., Sr. Unsec’d. Notes	B2	10.25%		06/01/14		955	1,052,887
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.25%		01/15/17	EUR	1,050	1,375,645
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16		100	98,750
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14		75	76,031
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18		4,950	4,950,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%		06/15/14		100	101,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.625%		07/15/13		50	52,125
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	9.50%		02/15/15		7,300	7,938,750
Coffeyville Resources LLC, Sr. Sec’d. Notes, 144A(g)	Ba3	9.00%		04/01/15		550	559,625
Continental Resources, Inc., Gtd. Notes	B1	8.25%		10/01/19		125	132,500
Continental Resources, Inc., Gtd. Notes, 144A(g)	B1	7.375%		10/01/20		550	545,077
Denbury Resources, Inc., Gtd. Notes	B1	8.25%		02/15/20		1,250	1,325,000
Enterprise Products Operating LLC, Gtd. Notes(a)	Ba1	8.375	%(c)	08/01/66		7,325	7,434,875
Forest Oil Corp., Gtd. Notes	B1	8.50%		02/15/14		3,250	3,428,750
Linn Energy LLC / Linn Energy Finance Corp., Sr. Unsec’d. Notes, 144A(g)	B3	8.625%		04/15/20		3,925	3,828,916
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%		04/15/16		25	25,438
Newfield Exploration Co., Sr. Sub. Notes(a)	Ba3	6.875%		02/01/20		2,300	2,317,250
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18		2,025	2,055,375
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa3	7.875%		12/15/14		900	848,619
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa3	8.25%		12/15/14		1,810	1,709,129
Penn Virginia Corp., Sr. Notes	B2	10.375%		06/15/16		975	1,057,875
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%		04/01/20		2,500	2,475,000
Quicksilver Resources, Inc., Gtd. Notes	B2	9.125%		08/15/19		3,800	3,990,000
Quicksilver Resources, Inc., Gtd. Notes	B2	11.75%		01/01/16		1,450	1,660,250
Range Resources Corp., Gtd. Notes	Ba3	7.25%		05/01/18		1,075	1,103,219
Range Resources Corp., Gtd. Notes	Ba3	7.50%		05/15/16		500	515,000
Range Resources Corp., Gtd. Notes	Ba3	7.50%		10/01/17		400	412,000
SandRidge Energy, Inc., Gtd. Notes	B3	3.915	%(c)	04/01/14		500	458,225
SandRidge Energy, Inc., Gtd. Notes, PIK(a)	B3	8.625%		04/01/15		6,575	6,394,187
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.50%		01/15/31		778	854,853
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.75%		06/15/31		741	831,272
Williams Partners LP / Williams Partners Finance Co., Sr. Unsec’d. Notes	Baa3	7.25%		02/01/17		1,100	1,255,745

							60,863,868

Oil & Gas Services — 0.4%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15		2,725	2,731,812
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%		05/15/17		2,075	2,075,000
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	9.50%		05/15/16		500	535,000

							5,341,812

Paper & Forest Products — 1.7%
Georgia-Pacific LLC, Debs.	Ba3	7.25%		06/01/28		320	316,800
Georgia-Pacific LLC, Debs.	Ba3	7.70%		06/15/15		3,450	3,657,000
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	7.00%		01/15/15		2,325	2,406,375
Georgia-Pacific LLC, Gtd. Notes, 144A(a)	Ba2	8.25%		05/01/16		7,975	8,692,750
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.00%		01/15/24		2,500	2,650,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.875%		05/15/31		1,350	1,464,750
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)(a)	B2	7.75%		04/01/15		150	147,000
Smurfit Kappa Treasury Funding Ltd., Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25		900	787,500

							20,122,175

Pipelines & Other — 2.4%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125%		05/20/16		3,725	3,762,250

AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25%		05/20/15	550	558,250
Dynegy Roseton / Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	B2	7.27%		11/08/10	223	224,196
Dynegy Roseton / Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	B2	7.67%		11/08/16	300	291,564
El Paso Corp., Notes	Ba3	7.80%		08/01/31	2,000	1,965,654
El Paso Corp., Notes	Ba3	8.05%		10/15/30	900	898,443
El Paso Corp., Sr. Unsec’d. Notes	Ba3	6.95%		06/01/28	325	293,513
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17	575	586,839
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%		06/01/18	1,775	1,831,635
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.42%		02/15/37	500	450,569
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	7.875%		06/15/12	500	529,712
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.25%		02/15/16	2,700	2,882,250
El Paso Corp., Sr. Unsec’d. Notes	Ba3	9.625%		05/15/12	1,250	1,350,836
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	Ba1	6.50%		04/01/20	1,200	1,214,652
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%		01/05/16	5,735	5,718,885
Kinder Morgan, Inc., Sr. Unsec’d. Notes(a)	Ba1	5.15%		03/01/15	3,700	3,635,250
TransCanada Pipelines Ltd., Jr. Sub. Notes (Canada)	Baa1	6.35	%(c)	05/15/67	2,175	2,069,502

						28,264,000

Real Estate Investment Trusts — 0.3%
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa3	6.50%		06/01/16	825	843,055
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa3	6.75%		04/01/17	2,570	2,638,611
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa3	7.125%		06/01/15	538	558,305

						4,039,971

Retail — 0.9%
Ferrellgas Escrow LLC / Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes(a)	Ba3	6.75%		05/01/14	585	579,150
Ferrellgas Partners LP, Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14	700	694,750
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.95%		04/01/17	1,825	2,044,000
New Albertson’s, Inc., Unsec’d. Notes	Ba3	7.45%		08/01/29	900	760,500
New Albertson’s, Inc., Unsec’d. Notes	Ba3	7.75%		06/15/26	1,550	1,317,500
New Albertson’s, Inc., Unsec’d. Notes	Ba3	8.00%		05/01/31	1,400	1,204,000
NPC International, Inc., Gtd. Notes	Caa1	9.50%		05/01/14	1,000	995,000
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%		04/15/17	1,325	1,333,281
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%		10/15/20	500	502,500
Suburban Propane Partners LP / Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	6.875%		12/15/13	132	135,024
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.375%		03/15/20	550	558,938

						10,124,643

Semiconductors — 0.3%
Freescale Semiconductor, Inc., Gtd. Notes, PIK(a)	Caa2	9.125%		12/15/14	248	237,857
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa1	8.00%		05/01/14	3,725	3,846,063

						4,083,920

Technology — 0.5%
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	3,872	3,968,800
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.625%		05/15/15	2,025	2,207,250

						6,176,050

Telecommunications — 10.3%
Axtel SAB de CV, Gtd. Notes, 144A (Mexico)	Ba3	9.00%		09/22/19	5,300	5,418,985
CC Holdings GS V LLC / Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.75%		05/01/17	1,150	1,253,500
Cricket Communications, Inc., Gtd. Notes(a)	B3	9.375%		11/01/14	1,140	1,159,950
Cricket Communications, Inc., Gtd. Notes(a)	B3	10.00%		07/15/15	1,425	1,482,000
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	7.125%		11/01/19	150	151,875
Crown Castle International Corp., Sr. Unsec’d. Notes(a)	B1	9.00%		01/15/15	1,450	1,569,625
Frontier Communications Corp., Debs.	Ba2	7.00%		11/01/25	850	707,625
Frontier Communications Corp., Debs.	Ba2	7.45%		07/01/35	500	397,500

Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.625%		03/15/15		200	196,500
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	Ba2	7.125%		03/15/19		2,840	2,698,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125%		10/01/18		1,500	1,500,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.25%		05/01/14		1,000	1,045,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%		08/15/31		1,575	1,535,625
GeoEye, Inc., Sr. Sec’d. Notes, 144A	B1	9.625%		10/01/15		800	818,000
Hawaiian Telcom Communications, Inc., Gtd. Notes(g)(i)	NR	9.75%		05/01/13		1,900	52,250
Intelsat Corp., Gtd. Notes	B1	6.875%		01/15/28		300	258,000
Intelsat Corp., Sr. Unsec’d. Notes	B3	9.25%		08/15/14		1,500	1,537,500
Intelsat Corp., Sr. Unsec’d. Notes(a)	B3	9.25%		06/15/16		1,375	1,440,313
Intelsat Jackson Holdings Ltd., Gtd. Notes (Bermuda)(a)	B3	9.50%		06/15/16		1,500	1,597,500
Intelsat Jackson Holdings SA, Gtd. Notes (Bermuda)	Caa2	11.25%		06/15/16		750	811,875
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Bermuda)(a)	B3	8.50%		11/01/19		6,350	6,667,500
Intelsat Luxembourg SA, Gtd. Notes (Bermuda)	Caa3	11.25%		02/04/17		1,250	1,321,875
Intelsat Luxembourg SA, Gtd. Notes, PIK (Bermuda)	Caa3	11.50%		02/04/17		1,781	1,825,781
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B3	8.875%		01/15/15		3,850	3,975,125
Local Insight Regatta Holdings, Inc., Gtd. Notes	Caa3	11.00%		12/01/17		850	609,875
MetroPCS Wireless, Inc., Gtd. Notes	B2	9.25%		11/01/14		1,500	1,526,250
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark)	B1	8.875%		05/01/16		2,760	2,960,100
Nordic Telephone Co. Holdings ApS, Sr. Sec`d. Notes (Denmark)	B1	8.25%		05/01/16	EUR	500	729,355
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14		7,825	7,961,937
Qwest Communications International, Inc., Gtd. Notes, 144A(a)	Ba3	7.125%		04/01/18		2,250	2,323,125
Qwest Communications International, Inc., Gtd. Notes, 144A	Ba3	8.00%		10/01/15		5,100	5,431,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	3.507	%(c)	06/15/13		450	453,938
Qwest Corp., Sr. Unsec’d. Notes	Ba1	6.50%		06/01/17		500	520,625
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		925	890,313
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.375%		05/01/16		1,875	2,109,375
Sprint Capital Corp., Gtd. Notes	Ba3	6.90%		05/01/19		11,275	10,316,625
Sprint Capital Corp., Gtd. Notes(a)	Ba3	7.625%		01/30/11		2,760	2,839,350
Sprint Capital Corp., Gtd. Notes	Ba3	8.375%		03/15/12		3,025	3,146,000
Sprint Capital Corp., Gtd. Notes	Ba3	8.75%		03/15/32		1,100	1,020,250
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba3	6.00%		12/01/16		2,790	2,517,975
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba3	8.375%		08/15/17		3,550	3,567,750
Telesat Canada / Telesat LLC, Sr. Sub. Notes	Caa1	12.50%		11/01/17		400	457,500
Telesat Canada / Telesat LLC, Sr. Unsec’d. Notes	Caa1	11.00%		11/01/15		3,125	3,476,562
Time Warner Telecom holdings, Inc., Sr. Notes, 144A(g)	B2	8.00%		03/01/18		900	920,250
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B1	9.50%		08/15/16		1,400	1,529,500
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, 144A (United Kingdom)	Ba1	6.50%		01/15/18		5,300	5,313,250
West Corp., Gtd. Notes(a)	Caa1	9.50%		10/15/14		1,500	1,541,250
Wind Acquisition Finance SA, Sec’d. Notes (Luxembourg)	B2	9.75%		12/01/15	EUR	1,100	1,597,153
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	10.75%		12/01/15		900	972,000
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	11.75%		07/15/17		7,800	8,619,000
Windstream Corp., Gtd. Notes	Ba3	7.875%		11/01/17		2,200	2,167,000

Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16		6,850	7,004,125

							121,943,837

Transportation
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes (Mexico)	B2	9.375%		05/01/12		362	371,050

TOTAL CORPORATE BONDS (cost $888,256,689)							946,420,459

FOREIGN GOVERNMENT BOND — 0.1%

Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil) (cost $1,006,539)	Baa3	10.00%		01/01/17	BRL	2,100	1,061,005

MUNICIPAL BOND — 0.5%

California
Oakland Unified School District / Alameda County CA, General Obligation Unlimited (cost $5,800,000)	Baa1	9.50%		08/01/34		5,800	5,738,462

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.7%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	B2	3.765	%(c)	10/25/35		502	261,262
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	Baa3	0.646	%(c)	05/25/35		299	211,124
Banc of America Funding Corp., Series 2006-A, Class 3A2	CC(d)	5.757	%(c)	02/20/36		832	494,150
Banc of America Funding Corp., Series 2006-B, Class 2A1	B-(d)	5.521	%(c)	03/20/36		1,111	798,060
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2	BB+(d)	4.223	%(c)	10/25/35		2,200	1,953,071
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1	Ba1	6.008	%(c)	09/25/36		9,046	8,115,618
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa1	3.449	%(c)	12/25/35		440	228,720
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1	NR	2.76	%(c)	10/25/35		878	728,628
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	CC(d)	5.631	%(c)	10/25/35		219	112,534
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1	B3	1.481	%(c)	12/25/35		398	217,184
Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A9	Caa1	6.00%		01/25/37		176	113,143
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5	Caa2	0.47	%(c)	05/20/46		408	183,173
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1	B1	0.566	%(c)	03/25/35		146	78,734
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	A1	0.566	%(c)	03/25/35		890	525,574
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	A1	0.536	%(c)	04/25/35		821	470,429
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A1	CCC(d)	6.00%		05/25/36		244	202,645
Deutsche ALT-A Securities, Inc. / Alternate Loan Trust, Series 2005-6, Class 1A3	Caa1	5.50%		12/25/35		633	465,933
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A	Aa2	0.487	%(c)	03/19/45		85	52,493
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A	B3	0.477	%(c)	03/19/36		2,377	1,323,300

Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2B	Ca	0.487	%(c)	01/19/38	401	130,755
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A	B3	0.447	%(c)	11/19/36	322	188,250
Indymac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2	CC(d)	6.00%		07/25/37	1,900	814,779
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	CC(d)	6.00%		08/25/37	230	187,086
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A97	CCC(d)	6.00%		08/25/37	845	702,874
MLCC Mortgage Investors, Inc., Series 2003-C, Class A2	Aaa	0.781	%(c)	06/25/28	4,309	3,860,558
MortgageIT Trust, Series 2005-1, Class 1A1	Aa1	0.566	%(c)	02/25/35	587	442,822
Nomura Asset Acceptance Corp., Series 2006-AP1, Class A2	B3	5.515	%(c)	01/25/36	1,414	842,599
Prime Mortgage Trust, Series 2006-CL1, Class A1	B3	0.746	%(c)	02/25/35	65	49,777
Residential Accredit Loans, Inc., Series 2005-QA2, Class NB2	Ba1	3.338	%(c)	02/25/35	80	54,026
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2	B3	3.349	%(c)	03/25/35	61	42,689
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	Caa3	5.50	%(c)	02/25/36	1,644	1,095,769
Residential Accredit Loans, Inc., Series 2006-QO10, Class A1	Caa1	0.406	%(c)	01/25/37	1,814	1,003,925
Residential Asset Securitization Trust, Series 2005-A10, Class A3	CCC(d)	5.50%		09/25/35	2,844	2,343,451
Residential Funding Mortgage Securities I, Series 2006-SA1, Class 1A1	B3	5.666	%(c)	02/25/36	111	81,925
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1	Baa1	0.556	%(c)	09/25/45	192	111,386
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	B2	0.506	%(c)	05/25/46	435	98,482
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	0.366	%(c)	09/25/46	453	442,225
Thornburg Mortgage Securities Trust, Series 2007-3, Class 1A1	Caa2	0.546	%(c)	06/25/47	1,500	1,492,182
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2	CCC(d)	5.783	%(c)	10/25/36	600	462,277
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.562	%(c)	12/25/36	1,238	891,803

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $28,661,881)						31,875,415

	Shares
COMMON STOCKS

Advertising
Dex One Corp.*	10,760	300,424

Diversified Financial Services
Citigroup, Inc.*	1	4

Mineral Resources
Zemex Minerals	368	4

Pipelines & Other
SemGroup Corp.*	6,611	190,729

SemGroup LP	2,555,000	3

		190,732

TOTAL COMMON STOCKS (cost $2,903,917)		491,164

	Units
WARRANTS(m)*

Containers & Packaging
Pliant Corp., expiring 06/01/2010	5	—

Oil, Gas & Consumable Fuels
SemGroup Corp., expiring 11/30/14	6,959	49,131

Paper
MDP Acquisitions PLC, expiring 10/01/2013, 144A(g)(i)	900	38,957

TOTAL WARRANTS (cost $0)		88,088

TOTAL LONG-TERM INVESTMENTS (cost $984,930,467)		1,046,396,227

SHORT-TERM INVESTMENTS — 23.6%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 11.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $135,357,376; includes $133,331,233 of cash collateral for securities on loan)(b)(w)	135,357,376	135,357,376

	Principal
	Amount
	(000)#
REPURCHASE AGREEMENTS(r) — 11.8%
Barclays Capital, Inc., 0.03%, dated 03/31/10, due 04/01/10 in the amount of $2,000,002	$2,000	2,000,000
JPMorgan Securities, Inc., 0.01%, dated 03/31/10, due 04/01/10 in the amount of $118,300,033	118,300	118,300,000
UBS Securities LLC, 0.03%, dated 03/31/10, due 04/01/10 in the amount of $18,400.015	18,400	18,400,000

TOTAL REPURCHASE AGREEMENTS (cost $138,700,000)		138,700,000

	Interest	Maturity
	Rate	Date
U.S. TREASURY OBLIGATIONS(n) — 0.3%

U.S. Cash Management Bills	0.19%	04/01/10	542	542,000
U.S. Cash Management Bills	0.198%	04/01/10	80	80,000
U.S. Treasury Bills	0.183%	09/02/10	2,167	2,165,099

U.S. Treasury Bills(k)	0.208%	08/26/10	1,047	1,046,145

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,833,386)				3,833,244

TOTAL SHORT-TERM INVESTMENTS (cost $277,890,762)				277,890,620

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—112.3% (cost $1,262,821,229)				1,324,286,847

		Notional
		Amount
	Counterparty	(000)#
OPTIONS WRITTEN(l)*

Call Options
Interest Rate Swap Options,
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Credit Suisse First Boston Corp.	800	(13)
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank	8,000	(129)
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Morgan Stanley	2,200	(35)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Bank National de Paris	1,600	(22)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Bank of America	3,200	(43)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Barclays Capital Group	5,500	(74)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Credit Suisse First Boston Corp.	1,600	(22)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank	6,400	(87)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Morgan Stanley	1,600	(22)

			(447)

Put Options
Interest Rate Swap Options,
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank	8,000	(166)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Morgan Stanley	2,200	(46)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Banc of America	5,000	(1,545)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Bank National de Paris	1,600	(494)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Barclays Capital Group	5,500	(1,699)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Credit Suisse First Boston Corp.	1,600	(494)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank	4,200	(1,297)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank	2,200	—
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 06/15/10	Barclays Capital Group	18,000	(83)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 06/15/10	BNP Paribas	10,000	(46)

Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 06/15/10	Deutsche Bank	9,000	(42)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 06/15/10	Goldman Sachs & Co.	8,000	(37)
Pay a fixed rate of 5.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	17,000	(1,510)
Pay a fixed rate of 6.00% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	7,000	(1,685)

			(9,144)

TOTAL OPTIONS WRITTEN (premiums received $1,301,308)			(9,591)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—112.3% (cost $1,261,519,921)(o)			1,324,277,256

Other liabilities in excess of other assets(x) — (12.3)%			(144,502,241)

NET ASSETS — 100.0%			$1,179,775,015

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

BRL	Brazilian Real

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal and notional amount are shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $130,218,944; cash collateral of $133,331,233 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative subject to interest rate contracts risk exposure as of March 31, 2010.

(m)	The amount represents fair value of derivative subject to equity contracts risk exposure as of March 31, 2010.

(n)	Rates shown are the effective yields at reporting date.

(o)	As of March 31, 2010, 6 securities representing $20,511,018 and 1.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(r)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(s)	Represents zero coupon bond or step coupon bond Rate quoted represents effective yield as of March 31, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at March 31, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2010	Appreciation(1)
Long Positions:
110	90 Day Euro Dollar	Sep 10	$27,020,125	$27,352,875	$332,750

825	90 Day Euro Dollar	Dec 10	201,927,312	204,538,125	2,610,813
382	90 Day Euro Dollar	Mar 11	93,609,100	94,373,100	764,000

					$3,707,563

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Forward foreign currency exchange contracts outstanding at March 31, 2010:

		Notional		Value at
		Amount		Settlement	Current	Unrealized
Purchase Contracts	Counterparty	(000)		Date Payable	Value	Depreciation(1)
Chinese Yuan,
Expiring 11/17/10	Citigroup Global Markets	CNY	2,925	$441,000	$430,365	$(10,635)
Expiring 11/17/10	Deutsche Bank	CNY	2,872	433,000	422,526	(10,474)
Expiring 11/17/10	Deutsche Bank	CNY	2,382	360,000	350,497	(9,503)
Expiring 11/17/10	Deutsche Bank	CNY	1,555	234,902	228,701	(6,201)
Expiring 11/17/10	Deutsche Bank	CNY	737	111,000	108,397	(2,603)
Expiring 11/17/10	Morgan Stanley	CNY	1,489	225,000	218,995	(6,005)
Expiring 11/17/10	Morgan Stanley	CNY	1,482	224,000	218,087	(5,913)
Expiring 11/23/10	Barclays Capital Group	CNY	1,061	160,000	156,090	(3,910)
Expiring 11/23/10	Barclays Capital Group	CNY	744	112,000	109,419	(2,581)
Euro,
Expiring 04/06/10	Barclays Capital Group	EUR	373	504,126	504,089	(37)
Expiring 04/26/10	JPMorgan Chase	EUR	495	700,475	668,591	(31,884)

				$3,505,503	$3,415,757	$(89,746)

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
British Pound,
Expiring 06/24/10	Citigroup Global Markets	GBP	878	$1,307,246	$1,331,665	$(24,419)
Expiring 06/24/10	Royal Bank of Scotland	GBP	11,159	16,803,233	16,924,885	(121,652)
Euro,
Expiring 04/26/10	Barclays Capital Group	EUR	2,479	3,356,237	3,348,360	7,877
Expiring 04/26/10	Barclays Capital Group	EUR	373	503,968	503,923	45
Expiring 04/26/10	Citigroup Global Markets	EUR	631	888,807	852,285	36,522
Expiring 04/26/10	Citigroup Global Markets	EUR	147	201,916	198,551	3,365
Expiring 04/26/10	Deutsche Bank	EUR	4,332	5,898,508	5,851,188	47,320
Expiring 04/26/10	Deutsche Bank	EUR	463	633,191	625,369	7,822
Expiring 04/26/10	Goldman Sachs & Co.	EUR	1,990	2,766,723	2,687,873	78,850
Expiring 04/26/10	Goldman Sachs & Co.	EUR	1,809	2,515,077	2,443,398	71,679
Expiring 04/26/10	JPMorgan Chase	EUR	14,986	20,474,174	20,241,436	232,738
Expiring 04/26/10	JPMorgan Chase	EUR	5,243	7,425,452	7,081,666	343,786
Expiring 04/26/10	Morgan Stanley	EUR	2,172	2,993,342	2,933,698	59,644
Expiring 04/26/10	Royal Bank of Canada	EUR	1,085	1,474,569	1,465,498	9,071
Expiring 04/26/10	Royal Bank of Canada	EUR	229	311,849	309,308	2,541

				$67,554,292	$66,799,103	$755,189

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

Interest rate swap agreements outstanding at March 31, 2010:

							Upfront	Unrealized
		Notional Amount				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,300	10.15%	Brazilian interbank lending rate	$(70,748)	$(8,988)	$(61,760)
Barclays Bank PLC(1)	01/02/12	BRL	24,600	10.68%	Brazilian interbank lending rate	(247,219)	(10,558)	(236,661)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	36,600	10.12%	Brazilian interbank lending rate	(810,732)	(30,260)	(780,472)
Merrill Lynch & Co.(1)	01/02/12	BRL	2,000	14.77%	Brazilian interbank lending rate	96,617	8,606	88,011

						$(1,032,082)	$(41,200)	$(990,882)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Credit default swap agreements outstanding at March 31, 2010:

	Termination	Notional Amount#			Fair	Upfront Premiums	Unrealized
Counterparty	Date	(000)(4)	Fixed Rate	Reference Entity/Obligation	Value(3)	Paid (Received)	Appreciation(6)
Credit default swaps on credit indices — Sell Protection(1)
Credit Suisse International	08/25/37	$2,000	0.09%	ABX.HE.AAA.07-1 Index	$(1,259,965)	$(1,373,659)	$113,694
Citigroup, Inc.	12/20/14	41,481	5.00%	Dow Jones CDX NA HY13 5Y	64,149	(1,275,467)	1,339,616

					$(1,195,816)	$(2,649,126)	$1,453,310

		Notional			Implied Credit		Upfront	Unrealized
	Termination	Amount#	Fixed	Reference Entity/	Spread at	Fair	Premiums	Appreciation
Counterparty	Date	(000)(4)	Rate	Obligation	March 31, 2010(5)	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Credit Suisse International	03/20/14	$3,000	5.00%	AES Corp., 7.75%, due 03/01/14	4.410%	$35,448	$(219,384)	$254,832
Credit Suisse International	06/20/14	400	5.00%	AES Corp., 7.75%, due 03/01/14	4.567%	3,195	(20,182)	23,377
Morgan Stanley Capital Services, Inc.	06/20/14	1,700	5.00%	AES Corp., 7.75%, due 03/01/14	4.567%	13,576	(86,310)	99,886
Bank of America	09/20/11	600	5.00%	American International Group, Inc., 6.25%, due 05/01/36	1.252%	32,473	(97,248)	129,721
Goldman Sachs Capital Markets, L.P.	09/20/11	700	5.00%	American International Group, Inc., 6.25%, due 05/01/36	1.252%	37,885	(108,740)	146,625
Citigroup, Inc.	03/20/14	200	5.00%	Aramark Corp., 8.50%, due 02/01/15	4.404%	3,072	(4,230)	7,302
Goldman Sachs Capital Markets, L.P.	03/20/14	500	5.00%	CHS/Community Health System, 8.875%, due 07/15/15	4.481%	11,353	(35,372)	46,725
Citigroup, Inc.	09/20/14	200	5.00%	CHS/Community Health System, 8.875%, due 07/15/15	4.877%	1,525	(15,969)	17,494
Citigroup, Inc.	09/20/14	1,500	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	10.644%	(285,058)	(183,395)	(101,663)
Goldman Sachs Capital Markets, L.P.	09/20/14	4,950	5.00%	El Paso Corp., 6.875%, due 06/15/14	3.236%	362,897	(416,842)	779,739
Barclays Bank PLC	09/20/10	2,900	0.83%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.290%	4,816	—	4,816
Merrill Lynch & Co.	03/20/12	3,575	5.00%	GMAC LLC, 6.875%, due 08/28/12	2.653%	152,066	(262,658)	414,724
Merrill Lynch & Co.	09/20/13	1,500	5.00%	GMAC LLC, 6.875%, due 08/28/12	2.877%	91,047	(261,540)	352,587
Credit Suisse International	06/20/14	500	5.00%	HCA Inc., 7.858%, due 11/16/12	2.017%	55,132	(34,774)	89,906
Goldman Sachs Capital Markets, L.P.	06/20/14	5,800	5.00%	NRG Energy, 7.25%, due 02/01/14	4.796%	59,507	(2,702)	62,209
Royal Bank of Scotland PLC	09/20/10	1,300	1.58%	Republic of Indonesia, 6.75%, due 03/10/14	0.572%	6,109	(97)	6,206
Goldman Sachs Capital Markets, L.P.	09/20/14	1,200	5.00%	RRI Energy Inc., 7.625%, due 06/15/14	8.401%	(136,175)	(172,538)	36,363
Goldman Sachs Capital Markets, L.P.	09/20/14	1,000	5.00%	RRI Energy Inc., 7.625%, due 06/15/14	8.401%	(113,464)	(158,242)	44,778
Citigroup, Inc.	09/20/14	900	5.00%	RRI Energy Inc., 7.875%, due 06/15/17	8.401%	(102,132)	(86,409)	(15,723)
Citigroup, Inc.	12/20/14	1,000	5.00%	RRI Energy Inc., 7.875%, due 06/15/17	8.575%	(124,776)	(69,286)	(55,490)
Deutsche Bank AG	09/20/10	400	5.00%	RRI Energy Inc., 7.875%, due 06/15/17	8.401%	(45,386)	(51,323)	5,937
Deutsche Bank AG	09/20/14	400	5.00%	RRI Energy Inc., 7.875%, due 06/15/17	8.401%	(45,386)	(51,310)	5,924
Bank of America	12/20/10	1,200	5.00%	SLM Corp., 5.125%, due 08/27/12	2.142%	33,577	(69,590)	103,167
Barclays Bank PLC	09/20/11	100	5.00%	SLM Corp., 5.125%, due 08/27/12	2.317%	4,031	(4,592)	8,623
Barclays Bank PLC	09/20/11	2,675	5.00%	SLM Corp., 5.125%, due 08/27/12	2.317%	107,874	(128,117)	235,991
Barclays Bank PLC	09/20/14	2,300	5.00%	SLM Corp., 5.125%, due 08/27/12	3.432%	139,744	(241,183)	380,927
Deutsche Bank AG	06/20/10	900	5.00%	SLM Corp., 5.125%, due 08/27/12	2.137%	8,639	(11,272)	19,911
Deutsche Bank AG	06/20/12	900	5.00%	SLM Corp., 5.125%, due 08/27/12	2.594%	46,645	(85,861)	132,506
Deutsche Bank AG	06/20/13	250	5.00%	SLM Corp., 5.125%, due 08/27/12	3.041%	14,775	(25,710)	40,485
Deutsche Bank AG	09/20/14	200	5.00%	SLM Corp., 5.125%, due 08/27/12	3.432%	12,152	(19,254)	31,406
Citigroup, Inc.	03/20/14	200	5.00%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	5.152%	(1,573)	(10,159)	8,586
Barclays Bank PLC	09/20/10	2,900	1.07%	United Mexican States, 7.50%, due 04/08/33	0.420%	8,826	—	8,826

						$392,414	$(2,934,289)	$3,326,703

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

						Upfront
		Notional Amount#			Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)(4)	Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps — Buy Protection (2)
Deutsche Bank AG	06/20/14	$752	5.00%	Dow Jones CDX HY-12 5Y Index	$(11,145)	$83,562	$(94,707)
Bank of America	06/20/14	1,598	5.00%	Dow Jones CDX HY-12 5Y Index	(23,683)	80,903	(104,586)
Morgan Stanley Capital Services, Inc.	06/20/14	282	5.00%	Dow Jones CDX HY-12 5Y Index	(4,180)	12,898	(17,078)
Royal Bank of Scotland PLC	06/20/14	940	5.00%	Dow Jones CDX HY-12 5Y Index	(12,571)	43,527	(56,098)

					$(51,579)	$220,890	$(272,469)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$491,157	$—	$7
Warrants	—	38,957	49,131
Asset-Backed Securities	—	1,676,462	20,427,205
Bank Loans	—	27,432,108	—
Commerical Mortgage-Backed Securities	—	11,185,859	—
Corporate Bonds	—	946,385,784	34,675
Foreign Government Bonds	—	1,061,005	—
Municipal Bonds	—	5,738,462	—
Residential Mortgage-Backed Securities	—	31,875,415	—
U.S. Treasury Obligations	—	3,833,244	—
Repurchase Agreements	—	138,700,000	—
Affiliated Money Market Mutual Fund	135,357,376	—	—
Written Options	—	(9,591)	—

Other Financial Instuments*
Futures	3,707,563	—	—
Foreign Forward Currency Contracts	—	665,443	—
Interest Rate Swaps	—	(990,882)	—
Credit Default Swaps	—	4,507,544	—

Total	$139,556,096	$1,172,099,810	$20,511,018

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Asset-Backed	Commercial	Corporate
	Common Stocks	Warrants	Securities	Mortgaged-Backed	Bond

Balance as of 12/31/09	$170,241	$31,316	$19,181,770	$2,775,610	$34,899
Accrued discounts/premiums	—	—	(53,932)	—	—
Realized gain (loss)	—	—	29,873	—	—
Change in unrealized appreciation (depreciation)**	—	17,815	1,269,494	—	(224)
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(170,234)	—	—	(2,775,610)	—

Balance as of 3/31/10	$7	$49,131	$20,427,205	$—	$34,675

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $1,287,085 was included in Net Assets relating to securities held at the reporting period end.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.7%

AFFILIATED MUTUAL FUNDS — 93.9%

AST DeAM Large-Cap Value Portfolio	5,055,539	$41,404,864
AST Federated Aggressive Growth Portfolio	1,427,807	10,765,666
AST Goldman Sachs Concentrated Growth Portfolio*	1,265,403	31,989,388
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,106,226	5,276,700
AST International Growth Portfolio	3,319,028	33,854,087
AST International Value Portfolio	2,421,073	35,153,982
AST Jennison Large-Cap Growth Portfolio	2,133,348	23,765,497
AST Jennison Large-Cap Value Portfolio	2,572,203	29,117,337
AST Large-Cap Value Portfolio	9,123,904	116,147,303
AST Marsico Capital Growth Portfolio	2,320,894	39,826,547
AST MFS Growth Portfolio	5,427,862	47,982,299
AST Mid-Cap Value Portfolio	564,086	5,855,213
AST Money Market Portfolio	37,189,937	37,189,937
AST Neuberger Berman Mid-Cap Growth Portfolio*	297,697	5,293,044
AST PIMCO Total Return Bond Portfolio	9,733,755	116,805,064
AST Small-Cap Growth Portfolio	667,108	10,727,091
AST Small-Cap Value Portfolio	2,474,106	29,169,712
AST T. Rowe Price Large-Cap Growth Portfolio*	1,462,188	16,215,668
AST Western Asset Core Plus Bond Portfolio	4,908,385	49,918,270

TOTAL AFFILIATED MUTUAL FUNDS (cost $630,806,625)(w)		686,457,669

COMMON STOCKS — 6.8%

Exchange Traded Funds
Industrial Select Sector SPDR Fund	573,221	17,901,692
iShares COMEX Gold Trust*	78,224	8,528,763
PowerShares QQQ Nasdaq 100	483,579	23,298,836

TOTAL COMMON STOCKS (cost $44,933,474)		49,729,291

TOTAL INVESTMENTS — 100.7% (cost $675,740,099)		736,186,960

Liabilities in excess of other assets — (0.7)%		(4,898,375)

NET ASSETS — 100.0%		$731,288,585

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$49,729,291	$—	$—
Affiliated Mutual Funds	686,457,669	—	—

Total	$736,186,960	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.3%

AFFILIATED MUTUAL FUNDS — 93.6%

AST DeAM Large-Cap Value Portfolio	4,679,684	$38,326,608
AST Federated Aggressive Growth Portfolio	1,717,309	12,948,512
AST Goldman Sachs Concentrated Growth Portfolio*	1,106,852	27,981,209
AST Goldman Sachs Mid-Cap Growth Portfolio*	969,576	4,624,877
AST International Growth Portfolio	4,544,462	46,353,516
AST International Value Portfolio	3,315,725	48,144,331
AST Jennison Large-Cap Growth Portfolio	1,866,637	20,794,337
AST Jennison Large-Cap Value Portfolio	2,339,137	26,479,027
AST Large-Cap Value Portfolio	8,262,007	105,175,345
AST Marsico Capital Growth Portfolio	2,034,401	34,910,321
AST MFS Growth Portfolio	4,776,523	42,224,460
AST Mid-Cap Value Portfolio	513,484	5,329,968
AST Money Market Portfolio	86,243,737	86,243,737
AST Neuberger Berman Mid-Cap Growth Portfolio*	261,011	4,640,784
AST PIMCO Total Return Bond Portfolio	22,007,589	264,091,065
AST Small-Cap Growth Portfolio	801,763	12,892,349
AST Small-Cap Value Portfolio	2,857,403	33,688,776
AST T. Rowe Price Large-Cap Growth Portfolio*	1,282,945	14,227,860
AST Western Asset Core Plus Bond Portfolio	11,110,862	112,997,466

TOTAL AFFILIATED MUTUAL FUNDS (cost $872,034,851)(w)		942,074,548

COMMON STOCKS — 6.7%

Exchange Traded Funds
Industrial Select Sector SPDR Fund	829,972	25,920,026
iShares COMEX Gold Trust*	110,690	12,068,531
iShares MSCI Emerging Markets Index Fund	121,646	5,123,729
PowerShares QQQ Nasdaq 100	516,885	24,903,519

TOTAL COMMON STOCKS (cost $62,220,142)		68,015,805

TOTAL INVESTMENTS — 100.3% (cost $934,254,993)		1,010,090,353

Liabilities in excess of other assets — (0.3)%		(3,327,896)

NET ASSETS — 100.0%		$1,006,762,457

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$68,015,805	$—	$—
Affiliated Mutual Funds	942,074,548	—	—

Total	$1,010,090,353	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%

COMMON STOCKS

Australia — 1.8%
BHP Billiton Ltd., ADR	199,036	$15,986,572
CSL Ltd.	426,357	14,253,111
Wesfarmers Ltd.	323,516	9,437,640

		39,677,323

Belgium — 1.8%
Anheuser-Busch InBev NV	813,081	40,957,152

Bermuda — 0.2%
Credicorp Ltd.	55,208	4,868,241

Brazil — 5.8%
Cyrela Brazil Realty SA	1,287,800	15,084,136
Gafisa SA	2,361,400	16,067,107
NET Servicos de Comunicacao SA (PRFC Shares)*	519,000	6,712,402
OGX Petroleo e Gas Participacoes SA	2,227,100	20,838,949
PDG Realty SA Empreendimentos e Participacoes	1,582,800	13,243,773
Petroleo Brasileiro SA (PRFC Shares)	528,932	10,481,381
Petroleo Brasileiro SA, ADR	77,689	3,456,384
Vale SA, ADR(a)	1,104,284	35,546,902
Weg SA	834,100	8,958,478

		130,389,512

Canada — 5.3%
Brookfield Asset Management, Inc. (Class A Stock)	400,597	10,183,176
Canadian National Railway Co.(a)	323,799	19,618,982
First Quantum Minerals Ltd.	105,339	8,667,533
Pacific Rubiales Energy Corp.*	365,916	7,108,278
Research In Motion Ltd.*(a)	460,553	34,057,894
Royal Bank of Canada	213,061	12,469,203
Teck Resources Ltd. (Class B Stock)*	162,619	7,085,010
Tim Hortons, Inc.	168,810	5,494,864
Toronto-Dominion Bank (The)	187,025	13,939,637

		118,624,577

Cayman Islands — 0.3%
Ctrip.com International Ltd., ADR*(a)	153,896	6,032,723

Chile — 0.6%
Banco Santander Chile SA, ADR(a)	99,136	6,763,058
Lan Airlines SA	363,311	6,445,715

		13,208,773

China — 1.5%
Dongfeng Motor Group Co. Ltd. (Class H Stock)	5,724,000	9,303,781
Industrial & Commercial Bank of China Ltd. (Class H Stock)	22,858,000	17,428,517
Longtop Financial Technologies Ltd., ADR*(a)	224,917	7,244,576

		33,976,874

Denmark — 2.1%
Novo Nordisk A/S (Class B Stock)	519,774	40,332,984
Novozymes A/S (Class B Stock)	72,574	8,031,884

		48,364,868

Finland — 0.5%
Kone Oyj (Class B Stock)	258,777	10,695,286

France — 6.8%
Accor SA	293,120	16,216,261
Alstom SA	540,058	33,677,946
BNP Paribas	217,780	16,725,155
Compagnie Generale des Establissements Michelin (Class B Stock)	176,696	13,021,062
Pernod-Ricard SA	236,244	20,060,861
Publicis Groupe SA	333,428	14,266,997
Schneider Electric SA	333,243	39,086,445

		153,054,727

Germany — 7.6%
Adidas AG	257,001	13,745,968
BASF SE	889,019	55,138,918
Daimler AG	570,275	26,846,937
Fresenius SE (PRFC Shares)	89,344	6,745,630
Infineon Technologies AG*	1,991,709	13,824,512
MAN SE	86,703	7,258,235
Metro AG	379,311	22,501,066
SAP AG	254,710	12,336,774
ThyssenKrupp AG	398,248	13,692,162

		172,090,202

Hong Kong — 3.8%
ASM Pacific Technology Ltd.	330,800	3,133,637
China Resources Enterprise Ltd.	1,888,000	7,015,333
CNOOC Ltd.	17,807,100	29,310,589
Hang Lung Properties Ltd.	1,886,000	7,603,027
Li & Fung Ltd.	6,058,400	29,807,242
Li Ning Co. Ltd.	2,201,500	7,981,740

		84,851,568

India — 2.9%
HDFC Bank Ltd., ADR(a)	43,876	6,115,876
Hero Honda Motors Ltd.	158,564	6,867,398
ICICI Bank Ltd., ADR(a)	482,458	20,600,956
Infosys Technologies Ltd.	186,765	10,882,457
Jindal Steel & Power Ltd.	424,007	6,640,368
Reliance Industries Ltd., GDR, 144A*(a)	300,850	14,397,508

		65,504,563

Indonesia — 0.7%
Astra International Tbk PT	1,670,500	7,692,066
Bank Rakyat Indonesia	9,881,100	8,958,632

		16,650,698

Ireland — 1.3%
Covidien PLC	420,800	21,157,824
Experian PLC	730,446	7,188,295

		28,346,119

Israel — 2.7%
Teva Pharmaceutical Industries Ltd., ADR	946,329	59,694,433

Italy — 0.7%
Saipem SpA	432,585	16,739,458

Japan — 12.3%
Canon, Inc.	999,300	46,282,693
Daikin Industries Ltd.	338,100	13,832,843
Daiwa Securities Group, Inc.	2,556,000	13,451,193
FamilyMart Co. Ltd.	433,000	13,778,746
Fanuc Ltd.	108,800	11,544,507
Fast Retailing Co. Ltd.	62,200	10,811,317
Honda Motor Co. Ltd.	553,200	19,526,794
Keyence Corp.	44,000	10,514,066
Makita Corp.	196,800	6,483,517
Marubeni Corp.	4,343,000	26,989,871
Mitsubishi Corp.	545,200	14,287,517
Mizuho Financial Group, Inc.	6,470,700	12,804,359
Nintendo Co. Ltd.	57,600	19,284,201
Nippon Electric Glass Co. Ltd.	660,000	9,297,465
Panasonic Corp.	974,000	14,898,064
Softbank Corp.	241,500	5,949,027
Sumco Corp.*	377,700	8,031,528
Terumo Corp.	120,400	6,413,435
Yahoo! Japan Corp.	35,666	12,989,917

		277,171,060

Malaysia — 0.3%
CIMB Group Holdings Berhad	1,616,200	6,966,208

Mexico — 0.3%
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,288,600	6,602,593

Netherlands — 1.5%
Akzo Nobel NV	250,318	14,265,874
Heineken NV	396,151	20,359,202

		34,625,076

Singapore — 2.2%
CapitaLand Ltd.	7,931,000	22,506,930
Noble Group Ltd.	6,869,100	15,025,159
Wilmar International Ltd.	2,733,000	13,089,174

		50,621,263

South Africa — 1.2%
Aspen Pharmacare Holdings Ltd.*	409,576	4,473,214
Naspers Ltd. (Class N Stock)	164,500	7,148,001
Shoprite Holdings Ltd.	417,320	4,165,322
Standard Bank Group Ltd.	734,422	11,555,141

		27,341,678

South Korea — 0.7%
Hyundai Motor Co.	143,569	14,655,725

Spain — 6.4%
Banco Bilbao Vizcaya Argentaria SA	1,684,831	23,052,133
Banco Santander SA	1,117,899	14,857,406
Industria de Diseno Textil SA	727,021	47,924,390
Tecnicas Reunidas SA	74,789	4,702,217
Telefonica SA	2,303,506	54,571,295

		145,107,441

Switzerland — 10.8%
ABB Ltd.*	1,234,132	26,955,671
Actelion Ltd.*	156,403	7,115,565
Compagnie Financiere Richemont SA (Class A Stock)	297,615	11,524,678
Credit Suisse Group AG	1,016,406	52,391,565
Julius Baer Group Ltd.	377,080	13,679,164
Lonza Group AG	161,040	13,134,901
Nestle SA	392,724	20,112,952
Novartis AG	503,328	27,185,631
Roche Holding AG	78,066	12,660,552
Sonova Holding AG	48,241	5,993,523
Swatch Group AG (The)	31,374	10,003,736
Syngenta AG	104,061	28,897,061
Zurich Financial Services AG	52,449	13,445,528

		243,100,527

Taiwan — 1.5%
Hon Hai Precision Industry Co. Ltd.	5,790,270	25,069,656
Taiwan Semiconductor Manufacturing Co. Ltd.	4,636,000	8,977,706

		34,047,362

Turkey — 0.4%
Turkiye Garanti Bankasi A/S	1,839,992	8,607,441

United Kingdom — 11.5%
Admiral Group PLC	348,290	6,976,582
Aggreko PLC	415,141	7,509,303
AMEC PLC	508,125	6,160,913
Amlin PLC	751,529	4,426,059
Antofagasta PLC	745,171	11,760,263
Autonomy Corp. PLC*	607,908	16,817,146
British Sky Broadcasting Group PLC	1,026,274	9,375,352
Cairn Energy PLC*	1,260,746	7,977,952
Compass Group PLC	2,137,369	17,060,550
HSBC Holdings PLC	3,096,694	31,390,810
Johnson Matthey PLC	195,772	5,187,076
NEXT PLC	305,010	10,016,110
Petrofac Ltd.	454,782	8,295,365
Reckitt Benckiser Group PLC	496,383	27,245,399
Rolls-Royce Group PLC*	2,541,871	22,970,108
Rotork PLC	243,961	5,194,047
Smith & Nephew PLC	832,276	8,291,438
Standard Chartered PLC	1,044,006	28,477,356
Tesco PLC	1,999,107	13,209,978
Vedanta Resources PLC	262,377	11,052,817

		259,394,624

United States — 1.2%
Transocean Ltd.*	313,914	27,115,891

TOTAL LONG-TERM INVESTMENTS (cost $2,023,747,722)		2,179,083,986

SHORT-TERM INVESTMENT — 6.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $148,762,475; includes $70,619,851 of cash collateral for securities on loan)(b)(w)	148,762,475	148,762,475

TOTAL INVESTMENTS — 103.3% (cost $2,172,510,197)	2,327,846,461

Liabilities in excess of other assets(x) — (3.3)%	(75,428,898)

NET ASSETS — 100.0%	$2,252,417,563

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PRFC	Preference Shares

CAD	Canadian Dollar

GBP	British Pound

JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $68,787,941; cash collateral of $70,619,851 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:
Forward foreign currency exchange contracts outstanding at March 31, 2010:

			Notional			Unrealized
			Amount	Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date Receivable	Value	(Depreciation)(1)
British Pound,
Expiring 06/14/10	Bank of New York	GBP	12,230	$18,382,914	$18,550,456	$(167,542)
Canadian Dollar,
Expiring 06/17/10	Morgan Stanley	CAD	8,235	8,001,508	8,107,363	(105,855)
Japanese Yen,
Expiring 06/15/10	Bank of New York	JPY	3,403,789	37,643,789	36,423,849	1,219,940

				$64,028,211	$63,081,668	$946,543

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Australia	$39,677,323	$—	$—
Belgium	40,957,152	—	—
Bermuda	4,868,241	—	—
Brazil	130,389,512	—	—
Canada	118,624,577	—	—
Cayman Islands	6,032,723	—	—
Chile	13,208,773	—	—
China	33,976,874	—	—
Denmark	48,364,868	—	—
Finland	10,695,286	—	—
France	153,054,727	—	—
Germany	172,090,202	—	—
Hong Kong	84,851,568	—	—
India	65,504,563	—	—
Indonesia	16,650,698	—	—
Ireland	28,346,119	—	—
Israel	59,694,433	—	—
Italy	16,739,458	—	—
Japan	277,171,060	—	—
Malaysia	6,966,208	—	—
Mexico	6,602,593	—	—
Netherlands	34,625,076	—	—
Singapore	50,621,263	—	—
South Africa	27,341,678	—	—
South Korea	14,655,725	—	—
Spain	145,107,441	—	—
Switzerland	243,100,527	—	—
Taiwan	34,047,362	—	—
Turkey	8,607,441	—	—
United Kingdom	259,394,624	—	—
United States	27,115,891	—	—
Affiliated Money Market Mutual Fund	148,762,475	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	946,543	—

Total	$2,327,846,461	$946,543	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Fair Value of Level 2 investments at 12/31/09 was $1,677,008,068. $1,207,254,924 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

Financial Services	7.2%
Oil, Gas & Consumable Fuels	6.7
Affiliated Money Market Mutual Fund (3.1% represents investments purchased with collateral from securities on loan)	6.6
Pharmaceuticals	6.6
Chemicals	5.2
Retail & Merchandising	4.9
Metals & Mining	4.9
Computers	4.6
Banks	4.6
Beverages	3.6
Foods	3.5
Machinery	3.2
Automobile Manufacturers	3.2
Distribution/Wholesale	3.1
Commercial Banks	3.1
Real Estate Operation & Development	3.1
Telecommunications	2.7
Electronic Components	2.4
Construction	2.1
Office Equipment	2.0
Healthcare Products	1.8
Consumer Products & Services	1.6
Semiconductors	1.5
Entertainment & Leisure	1.1
Insurance	1.1
Media & Entertainment	1.0
Aerospace & Defense	1.0
Biotechnology	1.0
Apparel	1.0
Holding Companies — Diversified	0.9
Transportation	0.9
Internet	0.9
Specialty Retail	0.8
Hotels, Restaurants & Leisure	0.7
Household Durables	0.7
Advertising	0.6
Building Materials	0.6
Agriculture	0.6
Auto Parts & Equipment	0.6
Healthcare Equipment & Services	0.4
Commercial Services	0.3
Industrial Products	0.3
Airlines	0.3
Medical Products	0.3

103.3
Liabilities in excess of other assets	(3.3)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%

COMMON STOCKS

Australia — 5.0%
Amcor Ltd.	545,600	$3,199,281
AWB Ltd.*	1,041,255	912,510
BHP Billiton Ltd.	385,553	15,422,261
BlueScope Steel Ltd.*	420,300	1,122,353
Challenger Financial Services Group Ltd.	910,429	3,508,912
Downer EDI Ltd.	753,700	5,228,744
Emeco Holdings Ltd.	5,270,600	2,950,306
Goodman Fielder Ltd.	3,528,300	4,629,975
Healthscope Ltd.	430,519	1,746,191
Macquarie Group Ltd.	99,500	4,314,217
Metcash Ltd.	1,667,600	6,335,331
National Australia Bank Ltd.	179,900	4,543,146
OneSteel Ltd.	2,592,700	9,278,846
Pacific Brands Ltd.*	3,053,600	3,712,831
Tabcorp Holdings Ltd.	1,185,500	7,506,332
Telstra Corp. Ltd.	2,156,500	5,916,948

		80,328,184

Austria — 0.1%
Voestalpine AG	35,200	1,423,917

Belgium — 1.0%
AGFA-Gevaert NV*	434,900	3,365,808
Delhaize Group SA	111,749	8,980,612
Solvay SA	32,800	3,371,793

		15,718,213

Brazil — 2.2%
BM&F BOVESPA SA	1,363,950	9,157,682
Embraer-Empresa Brasileira de Aeronautica SA, ADR	220,930	5,293,483
Natura Cosmeticos SA	360,100	7,344,351
Petroleo Brasileiro SA, ADR	290,645	12,930,796

		34,726,312

Canada — 2.3%
Canadian National Railway Co.	235,530	14,294,362
Canadian Natural Resources Ltd.	162,041	11,992,933
Potash Corp. of Saskatchewan, Inc.	88,870	10,606,635

		36,893,930

China — 2.4%
China Merchants Bank Co. Ltd. (Class H Stock)	5,540,636	14,985,782
Industrial & Commercial Bank of China Ltd. (Class H Stock)	21,770,920	16,599,652
Sinopharm Group Co. (Class H Stock)*	1,680,000	7,551,534

		39,136,968

Denmark — 1.8%
Danske Bank A/S*	90,200	2,219,079
H. Lundbeck A/S	80,000	1,508,037
Novo Nordisk A/S (Class B Stock)	214,380	16,635,278
Vestas Wind Systems A/S*	159,661	8,675,654

		29,038,048

Finland — 0.7%
Nokia Oyj	414,000	6,447,257
Rautaruukki Oyj	10,400	224,749
Tieto Oyj	98,000	2,268,727
Wartsila Oyj	57,000	2,887,031

		11,827,764

France — 9.6%
Air Liquide SA	94,642	11,361,437
AXA SA	725,677	16,142,927
BNP Paribas	260,261	19,987,629
Cap Gemini SA	56,400	2,778,179
Casino Guichard Perrachon SA	77,800	6,583,336
Ciments Francais SA	45,696	4,381,478
Credit Agricole SA	251,700	4,405,889
France Telecom SA	220,200	5,268,704
Lafarge SA	155,658	10,953,540
Lagardere SCA	64,700	2,618,131
LVMH Moet Hennessy Louis Vuitton SA	153,957	17,995,406
Rallye SA	111,495	4,113,409
Safran SA	193,900	5,054,526
Sanofi-Aventis SA	219,000	16,324,874
SCOR SE	167,900	4,240,701
SEB SA	57,500	3,814,409
Societe Generale	26,100	1,641,517
Thales SA	76,500	3,070,828
Total SA	102,400	5,944,450
Vivendi SA	297,700	7,967,430

		154,648,800

Germany — 7.2%
Allianz SE	93,100	11,673,023
Aurubis AG	39,658	2,043,749
BASF SE	82,300	5,104,428
Deutsche Bank AG	258,700	19,927,147
E.ON AG	339,900	12,549,186
Fresenius Medical Care AG & Co. KGaA	201,630	11,376,716
Hannover Rueckversicherung AG*	28,800	1,422,145
MTU Aero Engines Holding AG	65,900	3,834,035
Muenchener Rueckversicherungs-Gesellschaft AG	39,700	6,442,577
Rheinmetall AG	83,700	5,995,045
RWE AG	71,500	6,335,125
SAP AG	311,800	15,101,904
ThyssenKrupp AG	120,600	4,146,348
Tognum AG	193,300	3,634,264
Volkswagen AG (Preference Shares)	38,472	3,528,254
Vossloh AG	24,994	2,668,934

		115,782,880

Greece — 0.4%
Alpha Bank A.E.*	39,800	376,831
Mytilineos Holdings SA	5,300	35,220
National Bank of Greece SA*	257,171	5,175,515

		5,587,566

Guernsey — 0.6%
Amdocs Ltd.*	310,850	9,359,694

Hong Kong — 2.8%
Chaoda Modern Agriculture Holdings Ltd.	4,592,602	4,891,756
CNOOC Ltd.	8,459,881	13,925,013

Hong Kong Exchanges and Clearing Ltd.	774,958	12,935,513
Kingboard Chemical Holdings Ltd.	989,500	4,505,113
Noble Group Ltd.	1,498,000	3,276,658
Orient Overseas International Ltd.	16,807	124,576
Yue Yuen Industrial Holdings Ltd.	1,605,000	5,581,350

		45,239,979

Ireland — 0.5%
Covidien PLC	155,730	7,830,104
Irish Life & Permanent Group Holdings PLC*	206,800	822,027

		8,652,131

Israel — 1.4%
Teva Pharmaceutical Industries Ltd., ADR	359,745	22,692,715

Italy — 2.3%
Banco Popolare Scarl*	87,100	605,858
Enel SpA	1,929,400	10,788,671
ENI SpA	396,100	9,292,872
Finmeccanica SpA	302,800	4,040,714
Fondiaria-SAI SpA	88,800	1,336,114
Intesa Sanpaolo SpA*	1,841,483	6,858,491
Telecom Italia SpA	2,933,200	4,223,225

		37,145,945

Japan — 14.7%
Aoyama Trading Co. Ltd.	144,900	2,391,493
Astellas Pharma, Inc.	231,100	8,367,456
Circle K Sunkus Co. Ltd.	124,400	1,542,193
COMSYS Holdings Corp.	348,800	3,376,447
Fanuc Ltd.	85,253	9,045,992
Fuji Fire & Marine Insurance Co. Ltd. (The)*	2,437,000	3,258,370
Fukuoka Financial Group, Inc.	1,630,000	6,921,703
Fuyo General Lease Co. Ltd.	105,800	2,993,272
Heiwa Corp.	250,971	2,579,775
Hitachi Capital Corp.	179,000	2,548,390
Itochu Techno-Solutions Corp.	160,700	5,277,024
KDDI Corp.	1,200	6,212,429
Keihin Corp.	200,100	3,865,447
Keiyo Bank Ltd. (The)	616,000	2,971,612
Komatsu Ltd.	669,372	14,033,256
Konami Corp.	185,400	3,575,529
Kyoei Steel Ltd.	82,500	1,740,186
Kyorin Co. Ltd.	176,000	2,545,213
Kyowa Exeo Corp.	428,600	3,539,194
Marubeni Corp.	1,429,000	8,880,618
Miraca Holdings, Inc.	151,500	4,618,408
Mitsubishi Corp.	146,000	3,826,078
Mitsubishi Tanabe Pharma Corp.	255,000	3,600,385
Mitsubishi UFJ Financial Group, Inc.	2,656,110	13,921,210
Mitsui & Co. Ltd.	210,800	3,542,270
Mizuho Financial Group, Inc.	2,562,200	5,070,136
Nichirei Corp.	1,380,000	5,166,328
Nippon Light Metal Co. Ltd.*	100	146
Nippon Oil Corp.	735,900	3,707,444
Nippon Shokubai Co. Ltd.	329,000	2,973,634
Nippon Telegraph & Telephone Corp.	178,400	7,518,408
Nishi-Nippon City Bank Ltd. (The)	1,586,000	4,682,169
Nissan Shatai Co. Ltd.	612,000	4,883,431
Nisshin Oillio Group Ltd. (The)	706,000	3,420,879
NTT DoCoMo, Inc.	4,100	6,244,946
Sankyo Co. Ltd.	65,300	3,230,426
Sankyu, Inc.	958,000	4,723,906
Seino Holdings Co. Ltd.	332,000	2,365,087
Shimachu Co. Ltd.	203,600	4,342,479
Shizuoka Gas Co. Ltd.	447,000	2,557,974
Sumitomo Corp.	819,700	9,425,366
Sumitomo Mitsui Financial Group, Inc.	260,300	8,603,348
Takeda Pharmaceutical Co. Ltd.	226,800	9,982,693
Takefuji Corp.	194,800	829,291
Toppan Forms Co. Ltd.	291,200	3,214,444
Toyota Motor Corp.	326,200	13,066,841
Tsuruha Holdings, Inc.	76,000	2,723,286
Yokohama Rubber Co. Ltd. (The)	535,200	2,518,858

		236,425,470

Kazakhstan — 0.3%
Kazakhmys PLC*	197,900	4,585,773

Liechtenstein
Verwaltungs-und Privat-Bank AG	4,600	501,707

Mexico — 1.9%
America Movil SAB de CV (Class L Stock), ADR	215,630	10,854,814
Southern Copper Corp.	191,880	6,076,840
Wal-Mart de Mexico SAB de CV (Class V Stock)	2,542,310	13,026,415

		29,958,069

Netherlands — 4.0%
Aegon NV*	155,700	1,066,208
CSM NV	88,209	2,740,224
ING Groep NV, CVA*	849,800	8,484,456
Koninklijke DSM NV	85,000	3,790,317
Koninklijke KPN NV	542,400	8,593,360
Koninklijke Philips Electronics NV	95,300	3,055,758
Nutreco Holding NV	83,200	5,242,281
Royal Dutch Shell PLC (Class B Stock)	718,000	19,781,010
Schlumberger Ltd.	173,089	10,984,228

		63,737,842

New Zealand — 0.1%
Air New Zealand Ltd.	1,857,800	1,676,000

Norway — 0.4%
DnB NOR ASA*	284,400	3,249,219
Statoil ASA	155,100	3,590,955

		6,840,174

Portugal — 0.3%
Banco Espirito Santo SA*	256,700	1,386,855
Portugal Telecom SGPS SA	302,600	3,383,294

		4,770,149

Singapore — 0.5%
Oversea-Chinese Banking Corp. Ltd.	1,335,000	8,311,841

South Korea — 0.5%
Hyundai Motor Co.	85,909	8,769,711

Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	447,900	6,128,241
Banco Espanol de Credito SA	362,400	3,817,931
Banco Santander SA	1,218,400	16,193,112
Repsol YPF SA	327,400	7,751,860
Telefonica SA	648,067	15,353,055

		49,244,199

Sweden — 1.9%
Boliden AB	473,600	6,768,900
Hennes & Mauritz AB (Class B Stock)	238,124	15,470,178
Svenska Cellulosa AB SCA (Class B Stock)*	335,900	4,735,704
Svenska Handelsbanken AB (Class A Stock)	126,500	3,707,088

		30,681,870

Switzerland — 7.3%
Baloise Holding AG	71,500	6,340,336
Clariant AG*	592,400	7,534,222
Credit Suisse Group AG	179,000	9,226,716
Georg Fischer AG*	3,900	1,431,430
Julius Baer Group Ltd.	161,286	5,850,900
Logitech International SA*	330,500	5,438,330
Nestle SA	300,855	15,407,976
Novartis AG	470,727	25,424,794
Rieter Holding AG*	3,010	876,394
Roche Holding AG	75,997	12,325,007
Swiss Reinsurance Co. Ltd.*	144,700	7,122,468
Swisscom AG	22,800	8,320,789
Zurich Financial Services AG	44,100	11,305,226

		116,604,588

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	708,300	7,430,067

Turkey — 0.4%
Turkcell Iletisim Hizmet A/S	1,071,438	6,529,930

United Kingdom — 19.0%
ARM Holdings PLC	2,183,919	7,897,476
AstraZeneca PLC	309,800	13,816,841
Aviva PLC	994,900	5,817,096
Barclays PLC	1,083,848	5,925,983
Beazley PLC	773,447	1,272,294
BP PLC	3,793,905	35,890,624
Brit Insurance Holdings NV	114,875	1,311,776
British American Tobacco PLC	421,365	14,524,426
British Sky Broadcasting Group PLC	1,123,943	10,267,591
Britvic PLC	255,200	1,796,910
BT Group PLC	2,270,500	4,268,945
Cairn Energy PLC*	699,280	4,425,017
Carnival PLC	379,965	15,596,912
Centrica PLC	742,100	3,309,709
Dairy Crest Group PLC	336,900	1,900,808
Davis Service Group PLC	660,800	4,240,680
Drax Group PLC	968,600	5,491,350
DS Smith PLC	1,354,180	2,770,091
GlaxoSmithKline PLC	593,700	11,401,368
Go-Ahead Group PLC	67,088	1,428,336
Greene King PLC	174,200	1,184,807
Home Retail Group PLC	1,306,200	5,371,638
IMI PLC	469,300	4,700,264
International Power PLC	944,800	4,572,168
Kingfisher PLC	3,094,421	10,067,739
Legal & General Group PLC	4,031,300	5,386,445
Logica PLC	2,486,500	5,150,494
Marston’s PLC	836,690	1,164,291
Meggitt PLC	1,142,942	5,302,094
Old Mutual PLC*	4,398,500	8,176,519
Pearson PLC	528,460	8,308,060
Premier Foods PLC*	854,149	411,404
Reckitt Benckiser Group PLC	272,179	14,939,322
RSA Insurance Group PLC	528,000	1,021,579
SABMiller PLC	362,946	10,640,864
Smith & Nephew PLC	649,418	6,469,740
Spectris PLC	442,000	5,550,320
Standard Chartered PLC	531,287	14,491,918
Tate & Lyle PLC	648,400	4,469,078
Tesco PLC	2,446,026	16,163,192
Thomas Cook Group PLC	1,173,400	4,804,142
Tomkins PLC	28,369	101,598
TT Electronics PLC*	87,300	133,140
Tullett Prebon PLC	863,500	4,582,323
Vodafone Group PLC	4,036,400	9,310,340

		305,827,712

United States — 0.2%
Thomson Reuters Corp.	100,500	3,657,244

TOTAL LONG-TERM INVESTMENTS (cost $1,470,950,818)		1,533,755,392

SHORT-TERM INVESTMENT — 4.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolio 2 – Prudential Core Taxable Money Market Fund (cost $64,535,982)(w)	64,535,982	64,535,982

TOTAL INVESTMENTS(o) — 99.4% (cost $1,535,486,800)		1,598,291,374

Other assets in excess of liabilities(x) — 0.6%		10,283,831

NET ASSETS — 100.0%		$1,608,575,205

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

BRL	Brazilian Real

EUR	Euro

MXN	Mexican Peso

*	Non-income producing security.

(o)	As of March 31, 2010, 1 security representing $5,581,350 and 0.3% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2010:

			Notional
			Amount	Value at Settlement	Current	Unrealized
Purchase Contracts	Counterparty		(000)	Date Payable	Value	Appreciation(1)
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	29,081	$2,232,278	$2,337,688	$105,410

			Notional			Unrealized
			Amount	Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date Receivable	Value	(Depreciation)(1)
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	30,769	$16,950,749	$17,179,469	$(228,720)
Euro,
Expiring 07/26/10	State Street Bank	EUR	10,869	15,292,140	14,680,359	611,781
Expiring 07/26/10	State Street Bank	EUR	4,704	6,524,353	6,353,519	170,834
Expiring 07/26/10	State Street Bank	EUR	4,003	5,408,974	5,406,705	2,269
Expiring 07/26/10	UBS Securities	EUR	11,829	16,261,564	15,976,996	284,568
Mexican Peso,
Expiring 05/25/10	State Street Bank	MXN	266,212	20,210,446	21,406,876	(1,196,430)

				$80,648,226	$81,003,924	$(355,698)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Australia	$80,328,184	$—	$—
Austria	1,423,917	—	—
Belgium	15,718,213	—	—
Brazil	34,726,312	—	—
Canada	36,893,930	—	—
China	39,136,968	—	—
Denmark	29,038,048	—	—
Finland	11,827,764	—	—
France	154,648,800	—	—
Germany	115,782,880	—	—
Greece	5,587,566	—	—
Guernsey	9,359,694	—	—
Hong Kong	39,658,629	—	5,581,350
Ireland	8,652,131	—	—
Israel	22,692,715	—	—
Italy	37,145,945	—	—
Japan	232,718,026	—	3,707,444
Kazakhstan	4,585,773	—	—
Liechtenstein	501,707	—	—
Mexico	29,958,069	—	—
Netherlands	63,737,842	—	—
New Zealand	1,676,000	—	—
Norway	6,840,174	—	—
Portugal	4,770,149	—	—
Singapore	8,311,841	—	—
South Korea	8,769,711	—	—
Spain	49,244,199	—	—
Sweden	30,681,870	—	—
Switzerland	116,604,588	—	—
Taiwan	7,430,067	—	—
Turkey	6,529,930	—	—
United Kingdom	305,827,712	—	—
United States	3,657,244	—	—
Affiliated Money Market Mutual Fund	64,535,982	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(250,288)	—

Total	$1,589,002,580	$(250,288)	$9,288,794

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Fair Value of Level 2 investments at 12/31/09 was $1,348,504,368. $1,289,999,081 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2010 were as follows:

Banks	11.8%
Pharmaceuticals	9.2
Telecommunications	6.9
Insurance	5.9
Food, Beverage, & Tobacco	5.6
Oil & Gas	5.3
Diversified Financial Services	4.4
Affiliated Money Market Mutual Fund	4.0
Materials	3.4
Energy	3.4
Retail	2.9
Capital Goods	2.4
Electric	2.2
Healthcare Equipment & Services	2.1
Media	2.0
Automobile Manufactures	1.8
Food & Drug Retailing	1.8
Chemicals	1.8
Software/Services	1.7
Distribution/Wholesale	1.5
Transportation	1.4
Household & Personal Products	1.4
Hotels, Restaurants & Leisure	1.3
Aerospace/Defense	1.2
Iron/Steel	1.2
Consumer Durable & Apparel	1.1
Semiconductors & Semiconductor Equipment	1.0
Computers	0.9
Entertainment	0.8
Engineering/Construction	0.7
Electronics	0.7
Mining	0.7
Miscellaneous Manufacturing	0.7
Machinery & Equipment	0.7
Commercial Services	0.7
Diversified Consumer Services	0.6
Holding Companies — Diversified	0.5
Auto Parts & Equipment	0.5
Paper & Forest Products	0.5
Gas	0.4
Agriculture	0.4
Apparel	0.3
Technology Hardware & Equipment	0.3
Building Materials	0.3
Home Furnishings	0.2
Household Products/ Wares	0.2
Containers & Packaging	0.2
Food & Beverage	0.2
Metal Fabricate/Hardware	0.1
Airlines	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Moody’s			Principal Amount
	Ratings†	Interest Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 100.1%
ASSET-BACKED SECURITIES — 3.9%

Non-Residential Mortgage Asset-Backed Securities — 1.8%
Bank of America Credit Card Trust, Ser. 2006-A6, Class A6(a)	Aaa	0.260%	11/15/13	$1,100	$1,094,514
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.030%	02/15/17	3,000	2,867,576
Capital Auto Receivables Asset Trust, Ser. 2008-2, Class A2A	Aaa	3.740%	03/15/11	15	15,473
Carmax Auto Owner Trust, Ser. 2008-2, Class A2A	Aaa	4.060%	09/15/11	330	333,608
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.520%	01/15/14	1,000	985,245
MBNA Credit Card Master Note Trust, Ser. 2002-C3, Class C3(a)	A3	1.580%	10/15/14	1,500	1,469,741
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	A3	1.130%	11/15/16	1,500	1,389,973
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2(a)	Aaa	0.290%	06/15/15	1,000	987,161
MBNA Credit Card Master Note Trust, Ser. 2006-A5, Class A5(a)	Aaa	0.290%	10/15/15	1,500	1,477,691
MBNA Credit Card Master Note Trust, Ser. 2006-C1, Class C1(a)	A3	0.650%	07/15/15	7,000	6,612,999

					17,233,981

Residential Mortgage Asset-Backed Securities — 2.1%
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(a)	Aaa	0.606%	10/25/34	469	420,932
Countrywide Asset-Backed Certificates, Ser. 2004-6, Class 2A5(a)	Aaa	0.636%	11/25/34	2,001	1,674,805
Countrywide Asset-Backed Certificates, Ser. 2004-ECC2, Class M1(a)	Aa1	1.146%	12/25/34	3,834	3,230,165
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB4, Class AF2	Aaa	4.751%	08/25/35	447	445,256
Fieldstone Mortgage Investment Corp., Ser. 2005-1, Class M3(a)	A1	1.056%	03/25/35	1,887	1,870,642
GSAMP Trust, Ser. 2005-WMC1, Class A4(a)	Aa1	0.626%	09/25/35	2,454	2,345,172
Home Equity Asset Trust, Ser. 2005-5, Class 2A2(a)	Aaa	0.496%	11/25/35	1,375	1,333,368
HSBC Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Aa1	0.660%	01/20/35	2,031	1,789,608
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A1(a)	Aaa	1.040%	11/20/36	4,655	4,562,330
Master Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aaa	0.596%	09/25/34	759	575,970
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2(a)	Aaa	1.326%	03/25/33	563	455,850
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(a)	Aa2	0.846%	05/25/34	1,958	1,374,902
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-3, Class AF3(a)	Aaa	4.435%	07/25/35	469	460,710
Wells Fargo Home Equity Trust, Ser. 2005-3, Class AI1A, 144A(a)	Aaa	0.516%	11/25/35	169	167,193

					20,706,903

TOTAL ASSET-BACKED SECURITIES (cost $28,393,206)					37,940,884

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.6%
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A3	AAA(b)	4.891%	07/10/45	2,000	2,076,969
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	1,345	1,371,121
Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class A2	AAA(b)	5.713%	05/10/45	7,000	7,212,753
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class A3	AAA(b)	5.395%	12/11/40	2,000	2,068,572
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR7, Class A2	Aaa	4.945%	02/11/41	1,777	1,818,002
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR8, Class A3	Aaa	4.550%	06/11/41	2,000	2,036,628
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Class A2(c)	AAA(b)	5.426%	09/11/41	2,295	2,378,362

Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Class A3	AAA(b)	5.209%	12/11/38	10,000	10,284,522
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Class A4	Aaa	5.537%	10/12/41	2,593	2,649,610
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A2	Aaa	5.205%	02/11/44	2,970	3,072,543
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	2,000	2,088,876
Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class ASB(a)	Aaa	5.729%	03/15/49	2,000	2,118,293
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A3	Aaa	5.144%	06/10/44	5,000	5,199,370
Commercial Mortgage Pass-Through Certificates, Ser. 2007-C9, Class A2(a)	Aaa	5.811%	12/10/49	2,000	2,093,282
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.549%	02/15/39	5,800	5,977,409
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A3(a)	Aaa	5.886%	07/10/38	6,310	6,472,379
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class A5	Aaa	4.654%	01/12/37	6,219	6,348,334
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A3A1(a)	Aaa	5.280%	01/12/43	10,000	10,296,847
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A3	Aaa	5.450%	12/12/43	3,335	3,536,139
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3A	Aaa	5.388%	05/15/45	10,000	10,346,943
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-C1, Class A3	Aaa	5.790%	02/15/51	4,240	4,343,685
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2008-C2, Class A2	Aaa	5.855%	02/12/51	2,000	2,066,582
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	3,790	3,907,591
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,500	1,546,697
LB-UBS Commercial Mortgage Trust, Ser. 2007-C2, Class A2	AAA(b)	5.303%	02/15/40	2,000	2,052,032
LB-UBS Commercial Mortgage Trust, Ser. 2007-C7, Class A2	AAA(b)	5.588%	09/15/45	2,000	2,066,302
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class ASB(a)	Aaa	5.876%	06/12/46	3,000	3,191,135
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A1	Aaa	5.549%	06/12/50	632	640,430
Morgan Stanley Capital I, Ser. 2005-HQ7, Class A4(a)	Aaa	5.208%	11/14/42	1,745	1,790,900
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A2	AAA(b)	5.283%	12/15/43	2,000	2,071,764
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(a)	Aaa	5.290%	12/15/44	2,000	2,062,501
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	1,410	1,448,006
Wachovia Bank Commercial Mortgage Trust, Ser.
2006-C29, Class A2	Aaa	5.275%	11/15/48	5,510	5,708,204

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $102,740,420)					122,342,783

CORPORATE BONDS — 63.4%

Airlines — 0.5%
American Airlines, Pass-thru Certs., Ser. 2009-1A(c)	Baa3	10.375%	07/02/19	2,513	2,902,024
Continental Airlines, Inc., Pass-thru Certs., Ser. A(c).	Baa1	5.983%	04/19/22	1,850	1,817,625

					4,719,649

Automotive — 0.3%
American Honda Finance Corp., Sr. Notes, 144A	A1	2.375%	03/18/13	2,350	2,349,079
Harley-Davidson Funding Corp., Gtd. Notes, 144A, M.T.N	Baa1	5.750%	12/15/14	500	509,610

					2,858,689

Banking — 13.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	8,615	10,434,479
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375%	08/15/11	1,500	1,576,637
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, M.T.N.(d)	A2	5.650%	05/01/18	8,000	8,093,360
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	5,550	6,139,926
Bear Stearns Cos. LLC. (The), Sr. Unsec’d. Notes(d)	Aa3	7.250%	02/01/18	12,000	13,868,280
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	7.375%	05/23/14	4,900	5,599,387

Citigroup, Inc., Sr. Unsec’d. Notes(c)	A3	6.125%	05/15/18	12,000	12,261,468
Credit Suisse (Switzerland), Sub. Notes(c)	Aa2	6.000%	02/15/18	2,000	2,117,562
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	A1	6.150%	04/01/18	10,500	11,109,840
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.000%	01/15/18	2,500	2,714,255
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A.	Aa3	5.800%	01/13/20	1,000	975,688
Merrill Lynch & Co., Inc., Notes, M.T.N	A2	6.875%	04/25/18	12,365	13,325,377
Morgan Stanley, Sr. Unsec’d. Notes(c)	A2	5.375%	10/15/15	2,225	2,310,987
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	10,000	10,139,060
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N	A2	5.950%	12/28/17	6,000	6,164,220
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	3.700%	11/13/14	2,900	2,921,927
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	5,025	5,615,026
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	4.875%	06/10/14	1,115	1,173,612
UBS AG (Switzerland), Sr. Unsec’d. Notes, Ser. DPNT, M.T.N	Aa3	3.875%	01/15/15	5,000	4,932,665
Wachovia Corp., Sr. Unsec’d. Notes, M.T.N.(c)	A1	5.750%	02/01/18	10,000	10,630,730
Wells Fargo & Co., Sr. Unsec’d. Notes(c)	A1	4.375%	01/31/13	1,500	1,583,016

					133,687,502

Brokerage — 0.1%
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	Baa2	6.700%	03/04/20	1,170	1,214,242

Building Materials & Construction — 0.4%
Centex Corp., Sr. Unsec’d. Notes	B1	5.700%	05/15/14	3,000	3,052,500
CRH America, Inc., Gtd. Notes	Baa1	8.125%	07/15/18	1,000	1,177,602

					4,230,102

Cable — 2.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	2,000	2,125,000
Comcast Corp., Gtd. Notes	Baa1	4.950%	06/15/16	5,635	5,874,527
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	7.750%	11/01/10	3,400	3,527,456
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Baa3	3.550%	03/15/15	500	491,974
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Baa3	4.750%	10/01/14	5,000	5,223,570
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	04/01/19	1,490	1,803,031
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	8.750%	02/14/19	5,725	7,100,036

					26,145,594

Capital Goods — 1.4%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.(d)	A2	4.900%	08/15/13	925	998,919
Caterpillar, Inc., Sr. Unsec’d. Notes(c)(d)	A2	7.900%	12/15/18	5,000	6,138,415
ITT Corp., Sr. Unsec’d. Notes	Baa1	6.125%	05/01/19	2,445	2,647,206
Waste Management, Inc., Gtd. Notes(c)	Baa3	7.375%	03/11/19	3,680	4,265,797

					14,050,337

Chemicals — 1.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(c)	Baa3	8.550%	05/15/19	7,000	8,468,187
Invista, Sr. Unsec’d. Notes, 144A
(original cost $1,485,919; purchased 03/10/10)(e)(f).	Ba3	9.250%	05/01/12	1,455	1,473,188
Lubrizol Corp., Sr. Unsec’d. Notes(c)	Baa2	8.875%	02/01/19	1,750	2,207,203
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	B1	6.500%	01/15/12	925	948,125

					13,096,703

Consumer — 0.5%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	4,022	4,402,328

Electric — 4.6%
Atlantic City Electric Co., First Mtge. Bonds(d)	A3	7.750%	11/15/18	3,350	3,992,205
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	Baa1	7.000%	03/01/14	7,340	8,338,086
Connecticut Light & Power Co. (The), Ser. 09-A	A2	5.500%	02/01/19	2,400	2,531,299
Consumers Energy Co., First Mtge. Bonds	A3	6.125%	03/15/19	1,000	1,086,818
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	6.400%	10/01/13	4,150	4,653,324
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. B(c).	Baa2	6.250%	06/30/12	2,311	2,515,168
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	5.800%	04/30/18	500	540,632
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	7.000%	03/15/19	2,000	2,257,340
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	5,547	6,078,308
Ohio Power Co., Sr. Unsec’d. Notes	Baa1	5.750%	09/01/13	2,000	2,191,598

Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	5.950%	09/01/13	700	764,431
Peco Energy Co., First Mtge. Bonds, Ser. EXC, M.T.N	A2	5.600%	10/15/13	3,000	3,298,173
Sierra Pacific Power Co., Genl. Ref. Mtge	Baa3	5.450%	09/01/13	1,275	1,376,195
Toledo Edison Co. (The), First Mtge. Bonds	Baa1	7.250%	05/01/20	3,500	4,046,938
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750%	01/15/15	1,200	1,239,227

					44,909,742

Energy — Integrated — 0.9%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	Baa2	5.700%	10/15/19	3,750	3,943,166
Hess Corp., Sr. Unsec’d. Notes(c)	Baa2	8.125%	02/15/19	2,000	2,437,900
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	1,125	1,303,087
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.050%	05/15/18	650	699,800

					8,383,953

Energy — Other — 2.5%
EnCana Corp. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	12/01/17	3,250	3,516,906
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24	2,000	2,224,712
Nabors Industries, Inc., Gtd. Notes	Baa1	6.150%	02/15/18	2,500	2,663,268
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	6.000%	03/15/18	1,900	2,068,247
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa1	7.000%	03/15/38	500	528,649
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa1	9.625%	03/01/19	1,300	1,644,977
Weatherford International, Inc., Gtd. Notes	Baa1	6.350%	06/15/17	500	536,987
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.875%	09/01/21	815	959,597
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	06/15/13	1,500	1,608,270
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	06/15/18	2,425	2,632,689
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	12/15/13	5,050	5,626,139

					24,010,441

Foods — 4.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	4,500	5,352,219
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	04/15/14	4,500	4,940,483
Delhaize Group (Belgium), Gtd. Notes(c)	Baa3	5.875%	02/01/14	6,250	6,834,081
Delhaize Group (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	1,000	1,104,417
Diageo Capital PLC (United Kingdom), Gtd. Notes(c)	A3	5.750%	10/23/17	3,500	3,792,215
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	08/15/13	750	818,792
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.700%	02/15/17	750	813,581
Kraft Foods, Inc., Sr. Unsec’d. Notes(c)	Baa2	6.125%	08/23/18	7,000	7,628,313
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N	A3	5.350%	03/01/18	750	813,335
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.350%	08/15/17	5,000	5,537,880
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	2,253	2,264,265

					39,899,581

Healthcare & Pharmaceutical — 3.4%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.600%	11/30/17	3,000	3,302,889
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.900%	09/15/17	4,550	5,082,018
Carefusion Corp., Sr. Unsec’d. Notes	Baa3	5.125%	08/01/14	4,500	4,775,728
Johnson & Johnson, Unsec’d. Notes(c)	Aaa	5.550%	08/15/17	4,325	4,776,971
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.500%	02/15/14	6,000	6,701,616
Merck & Co., Inc., Gtd. Notes(d)	Aa3	6.000%	09/15/17	3,000	3,376,029
Pharmacia Corp., Sr. Unsec’d. Notes	A1	6.500%	12/01/18	3,250	3,688,939
Wyeth, Gtd. Notes	A1	5.450%	04/01/17	1,200	1,313,416

					33,017,606

Healthcare Insurance — 1.3%
Aetna, Inc., Sr. Unsec’d. Notes(c)	A3	6.500%	09/15/18	2,652	2,959,274
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	01/15/12	1,500	1,553,745
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.300%	08/15/14	1,000	1,022,393
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(c)	Baa1	6.000%	02/15/18	2,600	2,776,012
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	7.000%	02/15/19	4,200	4,762,741

					13,074,165

Insurance — 3.1%
Allstate Corp. (The), Sr. Unsec’d. Notes(d)	A3	7.450%	05/16/19	2,930	3,438,244
American International Group, Inc., Sr. Unsec’d. Notes(c)	A3	8.250%	08/15/18	750	786,960
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,750	3,910,995
Chubb Corp., Sr. Unsec’d. Notes	A2	5.750%	05/15/18	750	810,889
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250%	09/01/12	1,000	1,066,660
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	2,305	2,818,489
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	5,370	6,270,345
Pacific LifeCorp, Sr. Notes, 144A
(original cost $1,489,545; purchased 02/04/10)(f)	Baa1	6.000%	02/10/20	1,500	1,464,113
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.800%	05/15/18	6,250	6,695,169
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	3,000	3,159,060

					30,420,924

Media & Entertainment — 2.3%
CBS Corp., Gtd. Notes(c)	Baa3	8.875%	05/15/19	1,650	1,993,207
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	5.750%	06/01/11	1,700	1,727,625
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	4,000	4,090,000
News America, Inc., Gtd. Notes	Baa1	6.650%	11/15/37	400	420,682
News America, Inc., Gtd. Notes	Baa1	6.900%	03/01/19	3,750	4,261,732
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	8.600%	08/15/16	3,000	3,329,355
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	3,145	3,072,766
Viacom, Inc., Sr. Unsec’d. Notes(c)	Baa2	5.625%	09/15/19	2,940	3,053,751

					21,949,118

Metals & Mining — 2.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Baa3	6.125%	06/01/18	3,250	3,411,548
Newmont Mining Corp., Gtd. Notes	Baa2	5.125%	10/01/19	4,200	4,225,040
Nucor Corp., Sr. Unsec’d. Notes(c)	A2	5.850%	06/01/18	650	705,595
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,350	1,483,912
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(c)	Baa1	9.000%	05/01/19	2,150	2,759,377
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	3,000	3,045,000
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes(c)	Baa2	5.625%	09/15/19	2,500	2,581,595
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	1,600	1,669,357

					19,881,424

Non-Captive Finance — 2.3%
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	2,000	2,261,276
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	2,450	2,557,322
General Electric Capital Corp., Sr. Unsec’d. Notes(d)	Aa2	5.900%	05/13/14	1,800	1,980,443
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, M.T.N	Aa2	6.000%	08/07/19	12,000	12,680,028
GMAC, Inc., Gtd. Notes	B3	7.250%	03/02/11	1,315	1,338,013
SLM Corp., Sr. Notes, M.T.N	Ba1	8.000%	03/25/20	1,770	1,723,553

					22,540,635

Paper — 0.6%
International Paper Co., Sr. Unsec’d. Notes(c)	Baa3	7.500%	08/15/21	2,050	2,329,444
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	3,000	3,286,494

					5,615,938

Pipelines & Other — 1.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	2,735	3,355,476
Dcp Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	1,195	1,197,423
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.000%	04/15/19	935	1,148,098
Plains All American Pipeline LP / PAA Finance Corp., Gtd. Notes	Baa3	4.250%	09/01/12	4,050	4,207,699
Plains All American Pipeline LP / PAA Finance Corp., Gtd. Notes	Baa3	8.750%	05/01/19	1,020	1,244,367
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	1,750	1,887,149

					13,040,212

Railroads — 1.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	7.000%	02/01/14	6,000	6,861,576
CSX Corp., Sr. Unsec’d. Notes	Baa3	7.900%	05/01/17	1,923	2,262,388
CSX Corp., Unsec’d. Notes 144A	Baa3	6.220%	04/30/40	2,687	2,687,000

					11,810,964

Real Estate Investment Trust — 0.7%
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250%	05/15/13	2,550	2,686,502
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	500	536,964
ProLogis, Sr. Sec’d. Notes(c)	Baa2	6.875%	03/15/20	1,500	1,481,604
Simon Property Group LP, Sr. Unsec’d. Notes(c)	A3	5.650%	02/01/20	2,000	1,951,286

					6,656,356

Retailers — 2.2%
Costco Wholesale Corp., Sr. Unsec’d. Notes	A2	5.500%	03/15/17	1,000	1,097,365
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,100	1,186,230
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	8,000	8,820,928
GameStop Corp. / GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	2,000	2,075,000
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	7.450%	10/15/16	5,765	5,995,600
Target Corp., Sr. Unsec’d. Notes(c)	A2	6.000%	01/15/18	2,000	2,239,156

					21,414,279

Technology — 1.7%
CA, Inc., Sr. Unsec’d. Notes(c)	Baa3	5.375%	12/01/19	2,000	2,021,572
Dell, Inc., Sr. Unsec’d. Notes	A2	4.700%	04/15/13	1,000	1,074,188
Fiserv, Inc., Gtd. Notes	Baa2	6.800%	11/20/17	1,600	1,773,391
International Business Machines Corp., Sr. Unsec’d. Notes(c)	A1	7.625%	10/15/18	3,300	4,062,907
Oracle Corp., Sr. Unsec’d. Notes(c)	A2	5.000%	07/08/19	2,900	3,035,418

Stats ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	7.500%	07/19/10	2,000	2,017,500
Xerox Corp., Sr. Notes(c)	Baa2	5.625%	12/15/19	2,650	2,723,901

					16,708,877

Telecommunications — 5.8%
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	5.600%	05/15/18	1,530	1,634,311
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	5.800%	02/15/19	4,100	4,382,683
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150%	01/15/13	1,000	1,057,366
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	8,000	9,981,272
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.500%	06/15/10	1,350	1,369,962
Embarq Corp., Sr. Unsec’d. Notes (original cost $6,932,400; purchased 02/03/09-08/04/09)(e)(f)	Baa3	7.082%	06/01/16	7,140	7,776,509
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.250%	01/15/13	5,000	5,050,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,190,000
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa2	6.800%	08/15/18	1,195	1,359,371
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999%	06/04/18	1,000	1,081,495
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	5,060	5,462,801
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	6.221%	07/03/17	4,000	4,386,664
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	6.421%	06/20/16	3,600	3,999,316
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	2,356	2,535,570
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(c)	Baa1	5.625%	02/27/17	3,500	3,745,252

					56,012,572

Tobacco — 2.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	1,500	1,822,698
Altria Group, Inc., Gtd. Notes(c)	Baa1	9.700%	11/10/18	5,440	6,689,182
Lorillard Tobacco Co., Sr. Unsec’d. Notes(c)	Baa2	8.125%	06/23/19	1,995	2,197,886
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	1,500	1,611,166
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	6.875%	03/17/14	3,375	3,864,770
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%	06/01/16	4,500	5,056,200

					21,241,902

TOTAL CORPORATE BONDS (cost $553,513,478)					614,993,835

FOREIGN AGENCIES — 2.3%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	3,775	3,716,597
EDF SA (France), Notes, 144A	Aa3	5.500%	01/26/14	4,710	5,171,189
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	Baa1	5.875%	03/01/18	10,000	10,443,490
Korea Development Bank (South Korea)	A1	8.000%	01/23/14	3,000	3,459,726

TOTAL FOREIGN AGENCIES (cost $21,427,619)					22,791,002

MUNICIPAL BONDS — 1.0%
Central Puget Sound Regional Transit Authority, Build America Bonds	Aa3	5.491%	11/01/39	1,000	971,620
City of New York NY, Build America Bonds	Aa3	5.968%	03/01/36	1,250	1,240,150
City of San Antonio TX, Build America Bonds	Aa1	5.718%	02/01/41	1,000	1,017,690
East Bay Municipal Utility District, Build America Bonds	Aa2	5.874%	06/01/40	800	810,600
Los Angeles Unified School District, Build America Bonds	Aa3	6.758%	07/01/34	1,000	1,033,660
New York City Municipal Water Finance Authority, Build America Bonds	Aa3	6.011%	06/15/42	1,010	1,018,676
State of California, Build America Bonds	Baa1	7.625%	03/01/40	800	833,744
State of California, Taxable Var. Purp. 3. G.O	Baa1	5.950%	04/01/16	2,500	2,599,900

TOTAL MUNICIPAL BONDS (cost $9,387,288)					9,526,040

SOVEREIGN — 1.5%
Brazilian Government International (Brazil), Ser. A.	Baa3	8.000%	01/15/18	8,000	9,324,000
Israel Government International Bonds (Israel)	A1	5.125%	03/26/19	3,000	3,107,310
Republic of Korea (South Korea)	A1	7.125%	04/16/19	1,500	1,757,490

TOTAL SOVEREIGN (cost $13,583,260)					14,188,800

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
Federal Home Loan Banks, Ser. 1(c)(g)		4.875%	05/17/17	15,300	16,540,983
Federal Home Loan Mortgage Corp.		3.750%	03/27/19	4,000	3,902,136

Federal National Mortgage Association(c)	5.250%	09/15/16	12,750	14,070,249
Federal National Mortgage Association	6.250%	05/15/29	1,000	1,129,823
Residual Funding — Strip(h)	5.870%	07/15/20	1,643	1,018,354
Residual Funding — Strip(h)	6.020%	01/15/21	1,500	903,704
Tennessee Valley Authority(c)	5.250%	09/15/39	4,755	4,702,115

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $41,128,806)				42,267,364

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bonds(d)	8.125%	08/15/21	3,110	4,267,504
U.S. Treasury Bonds(d)	8.750%	08/15/20	25,000	35,335,950
U.S. Treasury Notes	0.875%	02/29/12	3,700	3,692,341
U.S. Treasury Notes(c)	3.625%	02/15/20	9,365	9,205,505
U.S. Treasury Strips Coupon(d)(i)	4.750%	11/15/24	13,568	6,781,083
U.S. Treasury Strips Coupon(i)	4.760%	02/15/25	11,000	5,422,582
U.S. Treasury Strips Coupon(d)(i)	4.770%	08/15/24	81,831	41,525,468

TOTAL U.S. TREASURY OBLIGATIONS
(cost $108,145,228)				106,230,433

TOTAL LONG-TERM INVESTMENTS (cost $878,319,305)				970,281,141

SHORT-TERM INVESTMENTS — 13.5%

AFFILIATED MONEY MARKET MUTUAL FUND 13.5%	Shares

Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $131,163,693; includes $131,163,692 of cash collateral received for securities on loan)(k)(l)	131,163,693	131,163,693

	Notional
OPTION PURCHASED(j)	Amount (000)
Call Option
U.S. 2 Yr. Future Options, expiring 5/21/10 @ 108.50 (cost $111,795)	$412	93,344	(n)

TOTAL SHORT-TERM INVESTMENTS
(cost $131,275,488)		131,257,037

TOTAL INVESTMENTS(m) — 113.6% (cost $1,009,594,793)		1,101,538,178

Liabilities in excess of other assets(o)(13.6)%		(132,274,649)

NET ASSETS — 100.0%		$969,263,529

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

G.O.	General Obligation

M.T.N.	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.

(b)	Standard & Poor’s Rating

(c)	All or a portion of security is on loan. The aggregate market value of such securities is $128,169,588; cash collateral of $131,163,692 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Security segregated as collateral for swap contracts.

(e)	Indicates a security that has been deemed illiquid.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $9,907,864. The aggregate value of $10,713,810 is approximately 1.1% of net assets.

(g)	Security segregated as collateral for futures contracts.

(h)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2010.

(i)	Rate shown reflects the effective yield at March 31, 2010.

(j)	Non-income producing security.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(m)	As of March 31, 2010, one security representing $2,687,000 and 0.3% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(n)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

(o)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swap agreements as follows:
Futures contracts open at March 31, 2010:

				Value at	Unrealized
			Value at	March 31,	Appreciation
Number of Contracts	Type	Expiration Date	Trade Date	2010	(Depreciation)(1)
Long Position:
1,844	10 Year U.S. Treasury Notes	Jun. 10	$214,978,552	$214,365,000	$(613,552)

Short Positions:
389	2 Year U.S. Treasury Notes	Jun. 10	84,431,986	84,394,766	37,220
371	5 Year U.S. Treasury Notes	Jun. 10	42,731,771	42,607,031	124,740
302	U.S. Long Bond	Jun. 10	35,158,925	35,069,750	89,175
96	U.S. Ultra Bond	Jun. 10	11,571,899	11,517,000	54,899

					306,034

					$(307,518)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

Interest rate swap agreements outstanding at March 31, 2010:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid (Received)	(Depreciation)(3)
Barclays Bank PLC(1)	11/12/2015	$82,000	3.933%	3 month LIBOR	$5,493,439	$—	$5,493,439
Barclays Bank PLC(1)	12/4/2015	59,000	2.850%	3 month LIBOR	191,344	—	191,344
Barclays Bank PLC(1)	11/24/2018	23,500	3.265%	3 month LIBOR	(377,933)	—	(377,933)
Barclays Bank PLC(1)	3/4/2019	47,000	3.228%	3 month LIBOR	(1,500,059)	—	(1,500,059)
Barclays Bank PLC(2)	5/1/2016	117,000	2.848%	3 month LIBOR	196,485	—	196,485
Barclays Bank PLC(2)	12/18/2039	6,000	4.340%	3 month LIBOR	95,506	—	95,506
Citibank NA(1)	3/31/2012	174,080	1.346%	3 month LIBOR	144,004	—	144,004
Citibank NA(1)	10/17/2013	30,500	4.173%	3 month LIBOR	2,755,336	—	2,755,336
Citibank NA(1)	10/20/2018	33,000	4.500%	3 month LIBOR	2,867,768	—	2,867,768
Citibank NA(1)	3/2/2019	40,000	3.290%	3 month LIBOR	(1,073,180)	—	(1,073,180)
Citibank NA(1)	6/1/2019	65,500	3.855%	3 month LIBOR	1,618,964	—	1,618,964
Citibank NA(2)	11/7/2013	123,000	3.488%	3 month LIBOR	(7,564,282)	—	(7,564,282)
Citibank NA(2)	2/28/2015	67,890	2.808%	3 month LIBOR	101,920	—	101,920
Citibank NA(2)	5/15/2016	112,000	3.530%	3 month LIBOR	(4,246,010)	—	(4,246,010)
Citibank NA(2)	10/21/2018	16,000	4.523%	3 month LIBOR	(1,417,331)	—	(1,417,331)
Citibank NA(2)	11/7/2018	68,000	4.138%	3 month LIBOR	(3,784,343)	—	(3,784,343)
Citibank NA(2)	12/11/2018	38,000	2.984%	3 month LIBOR	1,537,474	—	1,537,474
Deutsche Bank AG(1)	10/10/2013	96,000	3.500%	3 month LIBOR	6,224,784	—	6,224,784
Deutsche Bank AG(1)	11/30/2013	116,100	2.794%	3 month LIBOR	3,750,312	—	3,750,312
Deutsche Bank AG(1)	6/23/2019	18,500	4.156%	3 month LIBOR	867,682	—	867,682
Deutsche Bank AG(2)	5/7/2019	36,000	3.320%	3 month LIBOR	595,865	—	595,865
Deutsche Bank AG(2)	7/13/2019	75,000	3.547%	3 month LIBOR	504,960	—	504,960
Deutsche Bank AG(2)	11/15/2019	16,817	4.546%	3 month LIBOR	(1,943,366)	—	(1,943,366)
Deutsche Bank AG(2)	5/15/2020	27,616	4.246%	3 month LIBOR	(2,023,794)	—	(2,023,794)
Deutsche Bank AG(2)	5/15/2021	26,415	4.446%	3 month LIBOR	(2,279,711)	—	(2,279,711)
Deutsche Bank AG(2)	5/15/2021	26,502	4.419%	3 month LIBOR	(2,191,602)	—	(2,191,602)
JPMorgan Chase Bank(1)	10/2/2013	173,000	3.889%	3 month LIBOR	13,974,709	—	13,974,709
JPMorgan Chase Bank(1)	10/7/2013	21,750	3.868%	3 month LIBOR	1,727,861	—	1,727,861
JPMorgan Chase Bank(1)	1/30/2016	58,500	2.480%	3 month LIBOR	(1,455,570)	—	(1,455,570)
JPMorgan Chase Bank(1)	10/29/2018	45,000	4.110%	3 month LIBOR	2,467,244	—	2,467,244
JPMorgan Chase Bank(1)	1/20/2019	37,500	2.350%	3 month LIBOR	(3,605,814)	—	(3,605,814)
JPMorgan Chase Bank(1)	3/6/2019	28,000	3.248%	3 month LIBOR	(854,798)	—	(854,798)
JPMorgan Chase Bank(1)	3/9/2019	30,000	3.180%	3 month LIBOR	(1,089,192)	—	(1,089,192)
JPMorgan Chase Bank(2)	12/10/2011	22,300	2.335%	3 month LIBOR	(669,683)	—	(669,683)
JPMorgan Chase Bank(2)	9/23/2013	76,000	4.035%	3 month LIBOR	(5,164,857)	—	(5,164,857)
JPMorgan Chase Bank(2)	9/24/2013	181,000	4.113%	3 month LIBOR	(12,753,252)	—	(12,753,252)
JPMorgan Chase Bank(2)	10/27/2013	135,640	3.535%	3 month LIBOR	(8,746,022)	—	(8,746,022)
JPMorgan Chase Bank(2)	12/8/2018	20,250	2.900%	3 month LIBOR	948,484	—	948,484
JPMorgan Chase Bank(2)	12/12/2018	11,500	2.960%	3 month LIBOR	488,149	—	488,149
Merrill Lynch Capital Services, Inc.(1)	11/25/2015	72,300	3.198%	3 month LIBOR	1,730,420	—	1,730,420
Merrill Lynch Capital Services, Inc.(1)	2/3/2016	27,500	2.725%	3 month LIBOR	(323,185)	—	(323,185)
Merrill Lynch Capital Services, Inc.(1)	6/16/2018	1,600	4.915%	3 month LIBOR	182,169	—	182,169
Merrill Lynch Capital Services, Inc.(1)	9/18/2018	23,000	3.950%	3 month LIBOR	646,557	—	646,557
Merrill Lynch Capital Services, Inc.(1)	9/22/2018	75,000	4.135%	3 month LIBOR	3,108,214	—	3,108,214
Merrill Lynch Capital Services, Inc.(1)	10/2/2018	97,000	4.324%	3 month LIBOR	7,296,415	—	7,296,415
Merrill Lynch Capital Services, Inc.(1)	10/14/2018	140,000	4.445%	3 month LIBOR	11,663,798	—	11,663,798
Merrill Lynch Capital Services, Inc.(2)	12/15/2011	24,250	2.071%	3 month LIBOR	(594,881)	—	(594,881)
Merrill Lynch Capital Services, Inc.(2)	1/12/2019	150,000	2.560%	3 month LIBOR	11,800,568	—	11,800,568
Morgan Stanley Capital Services(2)	3/18/2012	90,000	2.023%	3 month LIBOR	(1,598,162)	—	(1,598,162)
Morgan Stanley Capital Services(2)	3/27/2014	49,275	2.385%	3 month LIBOR	(178,235)	—	(178,235)
Morgan Stanley Capital Services(2)	3/17/2019	110,000	3.113%	3 month LIBOR	4,677,894	—	4,677,894
Morgan Stanley Capital Services(2)	4/7/2019	20,000	2.985%	3 month LIBOR	817,791	—	817,791
Royal Bank of Scotland(1)	2/4/2016	55,000	2.755%	3 month LIBOR	(561,280)	—	(561,280)
Royal Bank of Scotland(1)	10/9/2018	29,000	4.145%	3 month LIBOR	1,740,465	—	1,740,465
Royal Bank of Scotland(2)	1/7/2014	30,500	2.314%	3 month LIBOR	(273,194)	—	(273,194)

					$23,946,845	$—	$23,946,845

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2010:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed		Fair	Premiums	Appreciation
Counterparty	Date	(000)(4)#	Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(5)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Citibank NA	3/20/2012	$3,000	5.000%	XL Capital Ltd., 5.250%, 9/15/14	$(259,165)	$(159,301)	$(99,864)
Credit Suisse International	12/20/2012	2,450	1.000%	GATX Financial Corp., 5.500%, 2/15/12	19,360	26,615	(7,255)
Credit Suisse International	6/20/2014	3,000	1.000%	Centex Corp., 5.250%, 6/15/15	(5,200)	(19,129)	13,929
Credit Suisse International	6/20/2016	3,000	1.000%	Embarq Corp., 7.082%, 6/1/16	45,693	(84,573)	130,266
Deutsche Bank AG	3/20/2012	3,000	5.000%	Gannett Co., Inc., 6.375%, 4/1/12	(196,082)	(75,728)	(120,354)
Deutsche Bank AG	12/20/2012	2,000	1.000%	Frontier Communications Corp., 6.250%, 1/15/13	75,072	101,006	(25,934)
Deutsche Bank AG	12/20/2012	3,000	1.000%	Frontier Communications Corp., 6.250%, 1/15/13	112,608	136,654	(24,046)
Deutsche Bank AG	6/20/2013	3,000	1.000%	US Steel Corp., 6.650%, 6/1/37	90,171	174,870	(84,699)
Deutsche Bank AG	9/20/2016	5,765	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 7/15/12	257,147	592,878	(335,731)
Goldman Sachs International	3/20/2013	2,000	1.000%	Block Financial LLC, 5.125%, 10/30/14	(16,159)	(30,992)	14,833
JPMorgan Chase Bank NA	9/20/2016	3,000	1.000%	RR Donnelley & Sons Co., 4.950%, 4/1/14	196,916	377,449	(180,533)
JPMorgan Chase Bank NA	9/20/2019	3,000	1.000%	Westvaco Corp., 7.950%, 2/15/31	97,893	59,551	38,342
Morgan Stanley Capital Services	6/20/2011	1,700	1.000%	Gannett Co., Inc., 6.375%, 4/1/12	3,054	25,723	(22,669)
Morgan Stanley Capital Services	3/20/2012	1,000	5.000%	Gannett Co., Inc., 6.375%, 4/1/12	(65,361)	(36,192)	(29,169)

					$355,947	$1,088,831	$(732,884)

		Notional				Upfront
	Termination	Amount	Fixed		Fair	Premiums	Unrealized
Counterparty	Date	(000)(4)#	Rate	Reference Entity/Obligation	Value	Paid (Received)	Appreciation(5)
Credit Default Swaps on Credit Indices-Buy Protection(1):

Deutsche Bank AG	6/20/2015	$50,000	1.000%	CDX.NA.IG.14 V1. 0.000%, 6/20/15	$(294,873)	$(297,707)	$2,834

		Implied	Notional				Upfront
	Termination	Credit Spread at	Amount	Fixed		Fair	Premiums	Unrealized
Counterparty	Date	March 31, 2010(3)	(000)(4)#	Rate	Reference Entity/Obligation	Value	Paid (Received)	Appreciation(5)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Deutsche Bank AG	3/20/2015	0.982%	$5,000	1.000%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	$5,823	$(94,368)	$100,191

The Portfolio entered into credit default swaps as the protection seller on corporate issuer to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Non-Residential Mortgage Asset-Backed Securities	$—	$17,233,981	$—
Residential Mortgage Asset-Backed Securities	—	20,706,903	—
Commercial Mortgage-Backed Securities	—	122,342,783	—
Corporate Bonds	—	612,306,835	2,687,000
Foreign Agencies	—	22,791,002	—
Municipal Bonds	—	9,526,040	—
Sovereign	—	14,188,800	—
U.S. Government Agency Obligations	—	42,267,364	—
U.S. Treasury Obligations	—	106,230,433	—
Affiliated Money Market Mutual Fund	131,163,693	—	—
Option Purchased	93,344	—	—
Other Financial Instruments*
Futures	(307,518)	—	—
Interest Rate Swaps	—	23,946,845	—
Credit Default Swaps	—	(629,859)	—

Total	$130,949,519	$990,911,127	$2,687,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS — 95.6%
Aerospace & Defense — 4.1%
Boeing Co. (The)	120,530	$8,751,683
Precision Castparts Corp.	77,125	9,772,509
United Technologies Corp.	118,673	8,735,520

		27,259,712

Auto Components — 1.2%
Johnson Controls, Inc.	247,682	8,171,029

Biotechnology — 4.2%
Celgene Corp.(a)	172,588	10,693,553
Gilead Sciences, Inc.(a)	294,734	13,404,502
Vertex Pharmaceuticals, Inc.(a)(b)	101,751	4,158,563

		28,256,618

Capital Markets — 4.6%
Charles Schwab Corp. (The)(b)	496,670	9,282,762
Goldman Sachs Group, Inc. (The)	89,137	15,209,447
Morgan Stanley	223,200	6,537,528

		31,029,737

Chemicals — 1.3%
Monsanto Co.	40,300	2,878,226
Praxair, Inc.	73,798	6,125,234

		9,003,460

Communications Equipment — 5.4%
Cisco Systems, Inc.(a)	560,501	14,589,841
Juniper Networks, Inc.(a)	358,800	11,007,984
QUALCOMM, Inc.	259,289	10,887,545

		36,485,370

Computers & Peripherals — 9.7%
Apple, Inc.(a)	141,687	33,286,527
Hewlett-Packard Co.	379,569	20,174,093
NetApp, Inc.(a)	363,222	11,826,508

		65,287,128

Diversified Financial Services — 1.6%
JPMorgan Chase & Co.	245,582	10,989,795

Electronic Equipment & Instruments — 1.0%
Agilent Technologies, Inc.(a)(b)	196,444	6,755,709

Energy Equipment & Services — 2.8%
Schlumberger Ltd.	300,678	19,081,026

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	152,650	9,114,731
Whole Foods Market, Inc.(a)(b)	53,900	1,948,485

		11,063,216

Food Products — 2.4%
Kraft Foods, Inc. (Class A Stock)	221,300	6,692,112
Mead Johnson Nutrition Co.	55,700	2,898,071
Unilever PLC (United Kingdom)	233,800	6,865,201

		16,455,384

Healthcare Equipment & Supplies — 3.5%
Alcon, Inc.	62,587	10,111,556
Baxter International, Inc.	231,538	13,475,511

		23,587,067

Healthcare Providers & Services — 3.6%
Express Scripts, Inc.(a)	67,300	6,848,448
Medco Health Solutions, Inc.(a)	265,356	17,131,383

		23,979,831

Hotels Restaurants & Leisure — 1.5%
Marriott International, Inc. (Class A Stock)(b)	235,134	7,411,424
Starbucks Corp.(a)	104,567	2,537,841

		9,949,265

Household Products — 1.3%
Colgate-Palmolive Co.	102,986	8,780,586

Internet & Catalog Retail — 3.9%
Amazon.com, Inc.(a)	192,319	26,103,458

Internet Software & Services — 5.5%
Baidu, Inc. (China), ADR(a)	10,552	6,299,544
Google, Inc. (Class A Stock)(a)	45,667	25,893,646
Tencent Holdings Ltd. (China)	246,000	4,936,317

		37,129,507

IT Services — 5.9%
Mastercard, Inc. (Class A Stock)(b)	76,781	19,502,374
Visa, Inc. (Class A Stock)	220,188	20,043,714

		39,546,088

Life Sciences Tools & Services — 0.5%
Illumina, Inc.(a)(b)	79,098	3,076,912

Machinery — 0.9%
Cummins, Inc.	100,950	6,253,852

Media — 2.0%
Walt Disney Co. (The)	379,728	13,256,304

Multiline Retail — 2.0%
Dollar General Corp.(a)	132,770	3,352,443
Target Corp.	196,184	10,319,278

		13,671,721

Oil, Gas & Consumable Fuels — 3.4%
Occidental Petroleum Corp.	196,929	16,648,378
Southwestern Energy Co.(a)	150,738	6,138,051

		22,786,429

Pharmaceuticals — 5.3%
Mylan, Inc.(a)(b)	265,908	6,038,771
Novartis AG (Switzerland), ADR(b)	55,900	3,024,190
Roche Holding AG (Switzerland), ADR	146,744	5,946,067
Shire PLC (Ireland), ADR	114,088	7,525,244
Teva Pharmaceutical Industries Ltd. (Israel), ADR	208,455	13,149,341

		35,683,613

Road & Rail — 1.4%
Union Pacific Corp.	129,700	9,507,010

Semiconductors & Semiconductor Equipment — 1.8%
Cree, Inc.(a)	3,137	220,280
Intel Corp.	544,700	12,125,022

		12,345,302

Software — 7.6%
Adobe Systems, Inc.(a)	424,372	15,010,038
Microsoft Corp.	799,686	23,406,809
Salesforce.com, Inc.(a)(b)	120,878	8,999,367
VMware, Inc. (Class A Stock)(a)	76,000	4,050,800

		51,467,014

Specialty Retail — 2.6%
Home Depot, Inc.	189,700	6,136,795
Staples, Inc.(b)	288,900	6,757,371
Tiffany & Co.	100,948	4,794,021

		17,688,187

Textiles, Apparel & Luxury Goods — 3.0%
Coach, Inc.	135,377	5,350,099
NIKE, Inc. (Class B Stock)	205,835	15,128,873

		20,478,972

TOTAL LONG-TERM INVESTMENTS (cost $587,642,647)		645,129,302

SHORT-TERM INVESTMENT — 12.5%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund
(cost $84,008,630; includes $60,097,664 of cash collateral received for securities on loan)(c)(d)	84,008,630	84,008,630

TOTAL INVESTMENTS — 108.1% (cost $671,651,277)		729,137,932

Liabilities in excess of other assets — (8.1)%		(54,622,794)

NET ASSETS — 100.0%		$674,515,138

The following abbreviations is used in the Portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $58,179,260; cash collateral of $60,097,664 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$645,129,302	$—	$—
Affiliated Money Market Mutual Fund	84,008,630	—	—

Total	$729,137,932	$—	$—

Market value of Level 2 investments at 12/31/09 was $9,636,331. $9,636,331 was transferred out of Level 2 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Aerospace & Defense — 1.5%
Precision Castparts Corp.	54,885	$6,954,478
United Technologies Corp.	37,876	2,788,053

		9,742,531

Auto Components — 3.8%
Goodyear Tire & Rubber Co. (The)*	783,543	9,903,983
Johnson Controls, Inc.	77,018	2,540,824
Lear Corp.*	146,200	11,600,970

		24,045,777

Biotechnology — 0.9%
Amgen, Inc.*	91,024	5,439,594

Capital Markets — 6.2%
Bank of New York Mellon Corp. (The)	291,547	9,002,971
Goldman Sachs Group, Inc. (The)	64,458	10,998,469
Morgan Stanley	366,156	10,724,709
TD Ameritrade Holding Corp.*(a)	452,234	8,619,580

		39,345,729

Chemicals — 1.4%
Dow Chemical Co. (The)	305,063	9,020,713

Commercial Banks — 0.5%
KeyCorp.	383,738	2,973,969

Commercial Services & Supplies — 1.7%
Waste Management, Inc.(a)	319,921	11,014,880

Communications Equipment — 1.0%
QUALCOMM, Inc.	146,600	6,155,734

Computers & Peripherals — 1.3%
Dell, Inc.*	559,688	8,400,917

Consumer Finance — 1.6%
SLM Corp.*	820,084	10,267,452

Diversified Consumer Services — 2.1%
Career Education Corp.*	120,104	3,800,091
H&R Block, Inc.(a)	524,659	9,338,930

		13,139,021

Diversified Financial Services — 3.7%
Bank of America Corp.	540,100	9,640,785
JPMorgan Chase & Co.	309,684	13,858,359

		23,499,144

Electric Utilities — 1.3%
Entergy Corp.	100,939	8,211,388

Electronic Equipment & Instruments — 1.2%
Flextronics International Ltd. *	955,400	7,490,336

Food & Staples Retailing — 3.2%
Kroger Co. (The)	540,572	11,708,790
Wal-Mart Stores, Inc.	158,494	8,812,266

		20,521,056

Food Products — 5.7%
Bunge Ltd.(a)	143,800	8,862,394
ConAgra Foods, Inc.	477,108	11,961,097
Kraft Foods, Inc. (Class A Stock)	165,600	5,007,744
Tyson Foods, Inc. (Class A Stock)	527,513	10,101,874

		35,933,109

Healthcare Providers & Services — 4.4%
Aetna, Inc.	197,989	6,951,394
Omnicare, Inc.(a)	348,204	9,850,691
UnitedHealth Group, Inc.	118,600	3,874,662
WellPoint, Inc.*	109,688	7,061,713

		27,738,460

Hotels Restaurants & Leisure — 1.4%
Yum! Brands, Inc.	231,900	8,888,727

Independent Power Producers & Energy Traders — 1.2%
NRG Energy, Inc.*	357,825	7,478,542

Insurance — 4.4%
Arch Capital Group Ltd.*	93,682	7,143,252
Axis Capital Holdings Ltd.	268,339	8,388,277
Berkshire Hathaway, Inc. (Class B Stock)*(a)	79,150	6,432,521
Travelers Cos., Inc. (The)	117,407	6,332,934

		28,296,984

Internet Software & Services — 1.7%
IAC/InterActiveCorp*	482,114	10,963,272

Media — 6.9%
Comcast Corp. (Class A Stock)	593,498	11,169,632
Liberty Global, Inc., Ser. C*	593,586	17,148,700
Live Nation Entertainment, Inc.*	333,596	4,837,142
Time Warner Cable, Inc.(a)	207,044	11,037,516

		44,192,990

Metals & Mining — 1.4%
Newmont Mining Corp.	180,500	9,192,865

Multi-Utilities — 1.7%
Sempra Energy	222,239	11,089,726

Oil, Gas & Consumable Fuels — 17.5%
Anadarko Petroleum Corp.	130,086	9,474,164
Apache Corp.	120,409	12,221,514
Canadian Natural Resources Ltd.	126,980	9,401,599
EOG Resources, Inc.	97,525	9,063,974
Hess Corp.	132,800	8,306,640
Noble Energy, Inc.	89,585	6,539,705
Occidental Petroleum Corp.	146,821	12,412,247
Petroleo Brasileiro SA (Brazil), ADR	214,113	9,525,887
Southern Union Co.	186,900	4,741,653
Southwestern Energy Co.*	139,000	5,660,080
Suncor Energy, Inc.	167,104	5,437,564
Williams Cos., Inc. (The)	555,771	12,838,310
XTO Energy, Inc.	127,174	6,000,069

		111,623,406

Pharmaceuticals — 6.5%
Mylan, Inc.*(a)	757,992	17,213,998
Novartis AG (Switzerland), ADR(a)	147,700	7,990,570
Pfizer, Inc.	452,169	7,754,699
Sanofi-Aventis SA (France), ADR	223,644	8,355,340

		41,314,607

Road & Rail — 1.4%
Union Pacific Corp.	120,500	8,832,650

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.*	1,009,941	9,362,153

Software — 6.6%
CA, Inc.	797,691	18,721,808
Nuance Communications, Inc.*	367,498	6,115,167
Symantec Corp.*	1,013,186	17,143,107

		41,980,082

Thrifts & Mortgage Finance — 0.9%
People’s United Financial, Inc.	362,143	5,663,917

Wireless Telecommunication Services — 2.4%
MetroPCS Communications, Inc.*(a)	785,514	5,561,439
NII Holdings, Inc.*	231,838	9,658,371

		15,219,810

TOTAL LONG-TERM INVESTMENTS (cost $560,742,020)		617,039,541

SHORT-TERM INVESTMENT — 16.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund
(cost $104,805,217; includes $87,686,071 of cash collateral received for securities on loan)(b)(w)	104,805,217	104,805,217

TOTAL INVESTMENTS — 113.5% (cost $665,547,237)		721,844,758

Liabilities in excess of other assets — (13.5)%		(85,582,226)

NET ASSETS — 100.0%		$636,262,532

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $84,459,680; cash collateral of $87,686,071 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including guoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
     The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$617,039,541	$—	$—
Affiliated Money Market Mutual Fund	104,805,217	—	—

Total	$721,844,758	$—	—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%

COMMON STOCKS

Australia — 3.1%
BHP Billiton Ltd.	174,939	$6,997,624
Rio Tinto Ltd.	40,889	2,941,673

		9,939,297

Belgium — 1.1%
Anheuser-Busch InBev NV	67,750	3,412,756

Brazil — 2.4%
Petroleo Brasileiro SA, ADR	73,520	3,270,905
Vale SA, ADR(a)	135,519	4,362,356

		7,633,261

Canada
Nortel Networks Corp.*	2,492	122

Cayman Islands — 0.3%
Belle International Holdings Ltd.	768,000	1,032,671

China — 1.4%
China Life Insurance Co. Ltd. (Class H Stock)	376,000	1,801,488
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,564,000	2,717,439

		4,518,927

France — 13.1%
Accor SA	51,056	2,824,568
AXA SA	157,363	3,500,592
BNP Paribas	60,643	4,657,285
GDF Suez	36,510	1,410,338
Imerys SA	34,022	2,097,253
Lafarge SA	49,214	3,463,153
LVMH Moet Hennessy Louis Vuitton SA	24,560	2,870,718
Pernod-Ricard SA	34,633	2,940,867
PPR	20,090	2,674,669
Sanofi-Aventis SA	56,286	4,195,716
Societe Generale	47,930	3,014,480
Total SA	141,321	8,203,864

		41,853,503

Germany — 7.3%
Bayer AG	49,620	3,356,344
Deutsche Post AG	88,500	1,535,404
E.ON AG	109,060	4,026,520
Linde AG	26,600	3,173,835
RWE AG	11,800	1,045,517
SAP AG	75,811	3,671,875
Siemens AG	43,612	4,367,797
Symrise AG	80,740	1,922,589

		23,099,881

Greece — 0.2%
Piraeus Bank SA*	78,597	686,840

Hong Kong — 2.5%
CNOOC Ltd.	1,641,000	2,701,096
Esprit Holdings Ltd.	431,453	3,403,612
Hang Lung Properties Ltd.	482,000	1,943,085

		8,047,793

Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	55,930	3,528,064

Italy — 2.0%
Intesa Sanpaolo SpA*	797,725	2,971,078
UniCredit SpA*	1,146,204	3,386,533

		6,357,611

Japan — 15.4%
Canon, Inc.	97,550	4,518,039
Daikin Industries Ltd.	47,100	1,927,024
East Japan Railway Co.	27,800	1,932,827
Honda Motor Co. Ltd.	134,200	4,736,977
Japan Tobacco, Inc.	944	3,513,873
Komatsu Ltd.	158,500	3,322,922
Kubota Corp.	250,000	2,278,319
Mitsubishi Corp.	149,900	3,928,281
Mitsubishi UFJ Financial Group, Inc.	390,300	2,045,641
Mitsui Fudosan Co. Ltd.	101,000	1,714,483
Murata Manufacturing Co. Ltd.	37,600	2,135,587
Nidec Corp.	33,800	3,622,591
Nintendo Co. Ltd.	9,500	3,180,554
Nomura Holdings, Inc.	154,300	1,137,156
Shin-Etsu Chemical Co. Ltd.	33,000	1,916,676
SMC Corp.	16,500	2,239,651
Sumitomo Corp.	219,600	2,525,083
Yahoo! Japan Corp.	6,245	2,274,492

		48,950,176

Macau — 0.3%
Wynn Macau Ltd.*	642,000	926,091

Mexico — 1.1%
America Movil SAB de CV (Class L Stock), ADR(a)	40,400	2,033,736
Fomento Economico Mexicano SAB de CV, ADR	33,330	1,584,175

		3,617,911

Netherlands — 3.0%
ING Groep NV, CVA*	411,487	4,108,312
Reed Elsevier NV	260,651	3,167,749
Wolters Kluwer NV	101,646	2,204,174

		9,480,235

South Korea — 0.9%
Samsung Electronics Co. Ltd., GDR, 144A*	8,150	2,946,087

Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	217,287	2,972,956
Industria de Diseno Textil SA	33,660	2,218,829
Telefonica SA	194,670	4,611,837

		9,803,622

Sweden — 0.6%
Atlas Copco AB (Class A Stock)	121,500	1,884,608

Switzerland — 11.0%
ABB Ltd.*	190,197	4,154,246
Credit Suisse Group AG	68,020	3,506,152
Holcim Ltd.*	42,574	3,173,669
Nestle SA	141,502	7,246,878
Novartis AG	90,922	4,910,857
Roche Holding AG	29,920	4,852,352

SGS SA	1,174	1,618,926
Xstrata PLC*	107,678	2,040,062
Zurich Financial Services AG	14,045	3,600,497

		35,103,639

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	257,706	2,703,336

United Kingdom — 24.9%
Autonomy Corp. PLC*	93,840	2,595,987
Barclays PLC	464,750	2,541,040
BG Group PLC	285,261	4,937,026
BP PLC	683,838	6,469,159
British Land Co. PLC, REIT	229,666	1,676,717
Burberry Group PLC	252,566	2,738,450
Centrica PLC	487,390	2,173,722
GlaxoSmithKline PLC	192,243	3,691,819
HSBC Holdings PLC	720,991	7,345,254
ICAP PLC	372,366	2,112,210
Imperial Tobacco Group PLC	123,990	3,781,904
Man Group PLC	431,909	1,582,841
Marks & Spencer Group PLC	472,990	2,656,433
Prudential PLC	309,683	2,572,938
Rio Tinto PLC	38,391	2,274,983
Royal Dutch Shell PLC (Class A Stock)	199,641	5,774,483
Standard Chartered PLC	221,890	6,052,494
Tesco PLC	722,234	4,772,479
Vodafone Group PLC	2,820,050	6,504,713
WM Morrison Supermarkets PLC	407,010	1,812,763
Wolseley PLC*	70,964	1,714,387
WPP PLC	352,832	3,656,928

		79,438,730

TOTAL LONG-TERM INVESTMENTS (cost $290,819,851)		304,965,161

SHORT-TERM INVESTMENT — 5.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $17,949,484; includes $6,507,958 of cash collateral for securities on loan)(b)(w)	17,949,484	17,949,484

TOTAL INVESTMENTS — 101.3% (cost $308,769,335)		322,914,645

Liabilities in excess of other assets — (1.3)%		(4,073,064)

NET ASSETS — 100.0%		$318,841,581

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $6,332,106; cash collateral of $6,507,958 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Australia	$9,939,297	$—	$—
Belgium	3,412,756	—	—
Brazil	7,633,261	—	—
Canada	122	—	—
Cayman Islands	1,032,671	—	—
China	4,518,927	—	—
France	41,853,503	—	—
Germany	23,099,881	—	—
Greece	686,840	—	—
Hong Kong	8,047,793	—	—
Israel	3,528,064	—	—
Italy	6,357,611	—	—
Japan	48,950,176	—	—
Macau	926,091	—	—
Mexico	3,617,911	—	—
Netherlands	9,480,235	—	—
South Korea	2,946,087	—	—
Spain	9,803,622	—	—
Sweden	1,884,608	—	—
Switzerland	35,103,639	—	—
Taiwan	2,703,336	—	—
United Kingdom	79,438,730	—	—
Affiliated Money Market Mutual Fund	17,949,484	—	—

Total	$322,914,645	$—	$—

Fair Value of Level 2 investments at 12/31/09 was $272,726,006. $256,773,589 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

Banks	11.1%
Oil & Gas	10.5
Pharmaceuticals	6.7
Mining	5.8
Affiliated Money Market Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	5.6
Insurance	4.9
Food	4.4
Telecommunications	4.1
Retail	3.7
Building Materials	3.4
Chemicals	3.3
Media	2.8
Distribution/Wholesale	2.5
Beverages	2.5
Agriculture	2.3
Commercial Banks	2.0
Electric	2.0
Software	1.9
Electronics	1.8
Semiconductors	1.8
Machinery — Construction & Mining	1.7
Automobile Manufacturers	1.5
Office Equipment	1.4
Miscellaneous Manufacturing	1.4
Engineering & Construction	1.3
Lodging	1.2
Real Estate	1.1
Transportation	1.1
Diversified Financial Services	1.1
Toys	1.0
Holding Companies — Diversified	0.9
Apparel	0.9
Machinery	0.7
Internet	0.7
Hand/Machine Tools	0.7
Real Estate Investment Trusts	0.5
Commercial Services	0.5
Investment Companies	0.5

101.3
Liabilities in excess of other assets	(1.3)

100.0%

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 70.6%

COMMON STOCKS — 43.0%

Advertising
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	48,700	$516,707
Interpublic Group of Cos., Inc.*	30,100	250,432

		767,139

Aerospace & Defense — 0.4%
Goodrich Corp.	9,730	686,160
HEICO Corp.	9,630	495,945
Northrop Grumman Corp.	11,400	747,498
Raytheon Co.	38,092	2,175,815
United Technologies Corp.	31,197	2,296,411

		6,401,829

Agriculture — 0.2%
Altria Group, Inc.	54,972	1,128,025
Archer-Daniels-Midland Co.	4,400	127,160
Imperial Tobacco Group PLC (United Kingdom)	87,947	2,682,532

		3,937,717

Airlines
Continental Airlines, Inc. (Class B Stock)*	29,095	639,217

Apparel — 0.2%
Burberry Group PLC (United Kingdom)	141,267	1,531,689
Coach, Inc.	12,043	475,939
Phillips-Van Heusen Corp.	10,350	593,676
VF Corp.	5,790	464,069

		3,065,373

Auto Parts & Equipment — 0.4%
Advance Auto Parts, Inc.	3,731	156,403
AutoZone, Inc.*	18,517	3,205,108
Cie Generale des Etablissements Michelin (Class B Stock) (France)	15,672	1,154,899
Johnson Controls, Inc.	89,746	2,960,721

		7,477,131

Automobile Manufacturers — 0.6%
Daimler AG (Germany)	19,722	928,456
Ford Motor Co.*	57,463	722,310
Honda Motor Co. Ltd. (Japan)	50,100	1,768,424
Nissan Motor Co. Ltd. (Japan)*	209,800	1,797,516
Oshkosh Corp.*	61,241	2,470,462
PACCAR, Inc.	46,829	2,029,569
Volkswagen AG (PRFC Shares) (Germany)	8,639	792,280

		10,509,017

Banks — 0.7%
Capital One Financial Corp.	87,117	3,607,515
Comerica, Inc.	45,666	1,737,135
Credit Suisse Group AG (Switzerland)	56,933	2,934,663
Industrial & Commercial Bank of China (Class H Stock) (China)	1,255,000	956,898
KBC Groep NV (Belgium)*	23,631	1,144,398
Standard Chartered PLC (United Kingdom)	80,500	2,195,799

		12,576,408

Beverages — 0.6%
Anheuser-Busch InBev NV (Belgium)	54,187	2,729,550
Coca-Cola Co (The)	70,576	3,881,680
Diageo PLC, ADR (United Kingdom)	9,500	640,775
Fomento Economico Mexicano SAB de CV, ADR (Mexico)	11,600	551,348
Kirin Holdings Co. Ltd. (Japan)	66,000	973,516
PepsiCo, Inc.	4,971	328,881
Pernod-Ricard SA (France)	12,280	1,042,767

		10,148,517

Biotechnology — 0.3%
Alexion Pharmaceuticals, Inc.*	16,076	874,052
Biogen Idec, Inc.*	9,040	518,534
Celgene Corp.*	55,878	3,462,201
Gilead Sciences, Inc.*	3,900	177,372
Intercell AG (Austria)*	19,103	554,993

		5,587,152

Building Materials — 0.4%
Compagnie de St-Gobain (France)	17,404	836,844
Daikin Industries Ltd. (Japan)	21,500	879,640
Holcim Ltd. (Switzerland)*	15,000	1,118,171
Imerys SA (France)	10,500	647,262
Lafarge SA (France)	31,699	2,230,636
Lennox International, Inc.	17,600	780,032
Nippon Sheet Glass Co. Ltd (Japan)	189,000	557,963
Trex Co., Inc.*	15,730	334,892

		7,385,440

Chemicals — 1.2%
Agrium, Inc. (Canada)	3,911	276,560
Air Products & Chemicals, Inc.	3,800	281,010
Albemarle Corp.	33,700	1,436,631
Bayer AG (Germany)	41,151	2,783,492
CF Industries Holdings, Inc.	11,049	1,007,448
Dow Chemical Co (The)	48,652	1,438,640
E.I. du Pont de Nemours & Co.	48,301	1,798,729
Eastman Chemical Co.	16,245	1,034,482
Huabao International Holdings Ltd. (Bermuda)	528,000	634,477
Huntsman Corp.	103,841	1,251,284
Lanxess AG (Germany)	25,740	1,186,040
Linde AG (Germany)	8,443	1,007,394
Mosaic Co (The)	5,313	322,871
PPG Industries Inc	14,892	973,937
Praxair, Inc.	13,244	1,099,252
Sherwin-Williams Co. (The)	11,800	798,624
Shin-Etsu Chemical Co. Ltd. (Japan)	28,200	1,637,886
Symrise AG (Germany)	27,800	661,976

		19,630,733

Coal
Peabody Energy Corp.	17,011	777,403

Commercial Banks — 1.7%
Associated Banc-Corp.	4,700	64,860

Banco Bilbao Vizcaya Argentaria SA (Spain)	68,000	930,387
Banco Santander SA (Spain)	127,247	1,691,173
BancorpSouth, Inc.	16,600	347,936
Bank of America Corp.	420,349	7,503,230
Barclays PLC (United Kingdom)	174,415	953,621
BB&T Corp.	68,214	2,209,451
China Merchants Bank Co. Ltd. (Class H Stock) (China)	547,500	1,480,826
Intesa Sanpaolo SpA (Italy)*	261,000	972,079
Lloyds Banking Group PLC (United Kingdom)*	1,258,119	1,198,399
M&T Bank Corp.	10,800	857,304
Piraeus Bank SA (Greece)*	30,000	262,163
PNC Financial Services Group, Inc.	34,943	2,086,097
Regions Financial Corp.	34,600	271,610
Sumitomo Mitsui Financial Group, Inc. (Japan)	34,200	1,130,367
SVB Financial Group*	8,228	383,918
TCF Financial Corp.	12,943	206,311
UniCredit SpA (Italy)*	841,040	2,484,906
United Community Banks, Inc.*	88,000	388,080
US Bancorp	104,126	2,694,781
Wilmington Trust Corp.	39,700	657,829
Zions Bancorporation	8,800	192,016

		28,967,344

Commercial Services — 0.4%
Alliance Data Systems Corp.*	9,940	636,061
Apollo Group, Inc. (Class A Stock)*	1,726	105,786
Coinstar, Inc.*	16,000	520,000
Education Management Corp.*	26,400	578,160
Experian PLC (United Kingdom)	90,905	894,593
Genpact Ltd. (Bermuda)*	17,800	298,328
Hewitt Associates, Inc. (Class A Stock)*	21,840	868,795
SGS SA (Switzerland)	350	482,644
Washington Post Co. (The) (Class B Stock)	2,200	977,196
Western Union Co. (The)	42,230	716,221

		6,077,784

Computers — 2.0%
Apple, Inc.*	36,642	8,608,305
Atos Origin SA (France)*	15,280	767,323
Cognizant Technology Solutions Corp. (Class A Stock)*	30,960	1,578,341
Dell, Inc.*	104,890	1,574,399
EMC Corp.*	199,670	3,602,047
Hewlett-Packard Co.	161,492	8,583,300
Infosys Technologies Ltd., ADR (India)	19,246	1,132,627
International Business Machines Corp.	31,562	4,047,826
Lexmark International, Inc. (Class A Stock)*	38,070	1,373,565
SanDisk Corp.*	36,857	1,276,358
Synopsys, Inc.*	23,200	518,984

		33,063,075

Construction & Engineering — 0.2%
ABB Ltd. (Switzerland)*	72,000	1,572,610
Aecom Technology Corp.*	20,910	593,217
Atlas Copco AB (Class A Stock) (Sweden)	33,885	525,596

		2,691,423

Containers & Packaging — 0.1%
Greif, Inc. (Class A Stock)	9,940	545,905
Rock-Tenn Co. (Class A Stock)	14,300	651,651

		1,197,556

Cosmetics/Personal Care — 0.3%
Procter & Gamble Co. (The)	86,326	5,461,846

Distribution/Wholesale — 0.5%
Genuine Parts Co.	33,100	1,398,475
Marubeni Corp. (Japan)	255,000	1,584,715
Mitsubishi Corp. (Japan)	53,100	1,391,539
Mitsui & Co. Ltd. (Japan)	95,400	1,603,096
Sumitomo Corp. (Japan)	83,500	960,129
Wolseley PLC (United Kingdom)*	16,000	386,537
WW Grainger, Inc.	8,800	951,456

		8,275,947

Diversified Financial Services — 1.1%
Ameriprise Financial, Inc.	41,382	1,877,087
Artio Global Investors, Inc.	13,300	329,042
BlackRock, Inc.	11,755	2,559,769
Charles Schwab Corp. (The)	68,447	1,279,274
CME Group, Inc.	1,849	584,487
Goldman Sachs Group, Inc. (The)	24,462	4,173,951
ICAP PLC (United Kingdom)	141,599	803,207
Macquarie Group Ltd. (Australia)	29,465	1,277,572
Mastercard, Inc. (Class A Stock)	7,379	1,874,266
Morgan Stanley	32,630	955,733
NASDAQ OMX Group, Inc. (The)*	17,058	360,265
Nomura Holdings, Inc. (Japan)	57,900	426,710
Och-Ziff Capital Management Group LLC (Class A Stock)	32,190	515,040
T. Rowe Price Group, Inc.	12,530	688,273
TD Ameritrade Holding Corp.*	14,959	285,119

		17,989,795

Diversified Machinery — 0.7%
Cummins, Inc.	38,251	2,369,649
Deere & Co.	55,011	3,270,954
Kubota Corp. (Japan)	213,000	1,941,127
Rockwell Automation, Inc.	19,399	1,093,328
Roper Industries, Inc.	11,800	682,512
Sumitomo Heavy Industries Ltd. (Japan)	178,000	1,071,922
Wabtec Corp.	11,590	488,171

		10,917,663

Diversified Manufacturing — 0.8%
Carlisle Cos., Inc.	34,100	1,299,210
Cookson Group PLC (United Kingdom)*	72,956	605,033
Cooper Industries PLC (Ireland)	27,205	1,304,208
Eaton Corp.	6,783	513,948
FUJIFILM Holdings Corp. (Japan)	40,500	1,394,908
General Electric Co.	136,784	2,489,469
Honeywell International, Inc.	29,234	1,323,423
Parker Hannifin Corp.	31,357	2,030,052
Siemens AG (Germany)	16,072	1,609,631

Textron, Inc.	4,700	99,781

		12,669,663

Electric — 1.0%
American Electric Power Co., Inc.	44,326	1,515,063
Constellation Energy Group, Inc.	10,207	358,368
Dominion Resources, Inc.	14,562	598,644
DTE Energy Co.	8,442	376,513
E.ON AG (Germany)	35,000	1,292,208
Edison International	29,268	1,000,087
Entergy Corp.	9,648	784,865
Exelon Corp.	7,181	314,600
FPL Group, Inc.	20,117	972,254
GDF Suez (France)	47,829	1,847,577
International Power PLC (United Kingdom)	104,616	506,268
National Grid PLC (United Kingdom)	107,990	1,051,255
NV Energy, Inc.	52,373	645,759
PG&E Corp.	27,454	1,164,599
Public Service Enterprise Group, Inc.	21,537	635,772
RWE AG (Germany)	4,500	398,714
Southern Co.	51,464	1,706,546
TransAlta Corp. (Canada)	16,500	363,825
Xcel Energy, Inc.	36,484	773,461

		16,306,378

Electronic Components & Equipment — 0.7%
Emerson Electric Co.	70,461	3,547,007
Generac Holdings, Inc.*	36,230	507,582
Hon Hai Precision Industry Co. Ltd., GDR (Taiwan)	131,450	1,196,195
LG Electronics, Inc. (South Korea)	9,968	1,013,142
Mitsubishi Electric Corp. (Japan)	206,000	1,892,759
Schneider Electric SA (France)	6,848	803,210
Tyco Electronics Ltd. (Switzerland)	87,579	2,406,671

		11,366,566

Electronics — 0.5%
Amphenol Corp. (Class A Stock)	18,220	768,702
Gentex Corp.	37,270	723,783
Koninklijke Philips Electronics NV (Netherlands)	42,654	1,367,684
Murata Manufacturing Co. Ltd. (Japan)	14,600	829,244
Nidec Corp. (Japan)	26,800	2,872,350
Premier Farnell PLC (United Kingdom)	168,029	575,243
Thermo Fisher Scientific, Inc.*	7,973	410,131

		7,547,137

Energy — Alternate Sources
First Solar, Inc.*	2,070	253,886

Environmental Control
Republic Services, Inc.	2,300	66,746
Waste Connections, Inc.*	19,460	660,862

		727,608

Exchange Traded Funds — 0.1%
Cohen & Steers Infrastructure Fund, Inc.	115,300	1,716,817
WisdomTree Dreyfus Chinese Yuan Fund	14,490	364,424

		2,081,241

Financial — Bank & Trust — 1.7%
BNP Paribas (France)	47,103	3,617,435
Citigroup, Inc.*	529,603	2,144,892
Deutsche Bank AG (Germany)	17,629	1,357,927
Fifth Third Bancorp	22,300	303,057
HSBC Holdings PLC (United Kingdom)	196,018	1,987,011
HSBC Holdings PLC (United Kingdom)	264,800	2,697,708
Mitsubishi UFJ Financial Group, Inc. (Japan)	164,900	864,274
Societe Generale (France)	13,362	840,381
State Street Corp.	10,290	464,491
SunTrust Banks, Inc.	34,600	926,934
Wells Fargo & Co.	420,956	13,100,151

		28,304,261

Food — 1.0%
General Mills, Inc.	21,995	1,557,026
JM Smucker Co. (The)	36,400	2,193,464
Kellogg Co.	12,100	646,503
Koninklijke Ahold NV (Netherlands)	61,840	824,388
Kraft Foods, Inc. (Class A Stock)	78,842	2,384,182
McCormick & Co., Inc.	12,700	487,172
Nestle SA (Switzerland)	51,500	2,637,519
Safeway, Inc.	44,338	1,102,243
Sodexo (France)	19,826	1,184,933
Sysco Corp.	45,352	1,337,884
Unilever NV (Netherlands)	60,871	1,841,225
WM Morrison Supermarkets PLC (United Kingdom)	148,326	660,622

		16,857,161

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	14,280	852,659
Kroger Co. (The)	22,498	487,306
Tesco PLC (United Kingdom)	408,848	2,701,643

		4,041,608

Forest & Paper Products
Rayonier, Inc.	4,100	186,263

Gas — 0.3%
Centrica PLC (United Kingdom)	431,281	1,923,480
Energen Corp.	22,400	1,042,272
Perusahaan Gas Negara PT (Indonesia)	1,353,000	631,931
Snam Rete Gas SpA (Italy)	251,821	1,276,315

		4,873,998

Hand/Machine Tools — 0.1%
Baldor Electric Co.	15,000	561,000
SMC Corp. (Japan)	5,200	705,830

		1,266,830

Healthcare Products — 0.8%
Baxter International, Inc.	15,618	908,968
Becton Dickinson & Co.	13,800	1,086,474
Boston Scientific Corp.*	8,000	57,760
Bruker Corp.*	40,990	600,504
Covidien PLC (Ireland)	58,498	2,941,279
Hologic, Inc.*	34,623	641,910

Insulet Corp.*	28,360	427,952
Johnson & Johnson	70,194	4,576,649
Medtronic, Inc.	26,278	1,183,298
Thoratec Corp.*	15,840	529,848

		12,954,642

Healthcare Services — 0.4%
Aetna, Inc.	20,677	725,969
CIGNA Corp.	5,200	190,216
Emeritus Corp.*	19,770	402,320
Lincare Holdings, Inc.*	30,800	1,382,304
National Healthcare Corp.	35,100	1,241,838
UnitedHealth Group, Inc.	41,000	1,339,470
WellPoint, Inc.*	31,478	2,026,554

		7,308,671

Holding Companies — Diversified — 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	161,000	1,177,809
LVMH Moet Hennessy Louis Vuitton SA (France)	9,613	1,123,624
Wharf Holdings Ltd. (The) (Hong Kong)	62,000	349,358

		2,650,791

Home Builders — 0.1%
KB Home	22,240	372,520
Lennar Corp. (Class A Stock)	65,632	1,129,527
Toll Brothers, Inc.*	10,722	223,017

		1,725,064

Home Furnishings
Whirlpool Corp.	8,116	708,121

Hotels, Restaurants & Leisure — 0.1%
International Game Technology	41,929	773,590
McDonald’s Corp.	6,898	460,235
Yum! Brands, Inc.	31,794	1,218,664

		2,452,489

Household Products/ Wares — 0.2%
Clorox Co.	1,765	113,207
Fortune Brands, Inc.	24,700	1,198,197
Kimberly-Clark Corp.	17,800	1,119,264
Reckitt Benckiser Group PLC (United Kingdom)	26,576	1,458,700

		3,889,368

Insurance — 2.5%
ACE Ltd. (Switzerland)	37,918	1,983,112
Aflac, Inc.	30,415	1,651,230
Allstate Corp. (The)	7,100	229,401
AON Corp.	15,583	665,550
Assurant, Inc.	37,100	1,275,498
AXA SA (France)	60,800	1,352,516
Berkshire Hathaway, Inc. (Class A Stock)*	9	1,096,200
China Life Insurance Co. Ltd. (Class H Stock) (China)	137,000	656,393
Cincinnati Financial Corp.	61,000	1,762,900
Everest Re Group Ltd. (Bermuda)	2,500	202,325
Genworth Financial, Inc. (Class A Stock)*	74,865	1,373,024
ING Groep NV (Netherlands)*	295,847	2,953,755
Lincoln National Corp.	36,242	1,112,630
Loews Corp.	123,600	4,607,808
MetLife, Inc.	92,474	4,007,823
Old Republic International Corp.	166,700	2,113,756
OneBeacon Insurance Group Ltd. (Class A Stock) (Bermuda)	45,000	776,250
PartnerRe Ltd. (Bermuda)	1,800	143,496
Primerica, Inc.	5,700	85,500
Principal Financial Group, Inc.	23,106	674,926
ProAssurance Corp.*	24,700	1,445,938
Prudential PLC (United Kingdom)	178,252	1,480,970
RenaissanceRe Holdings Ltd. (Bermuda)	27,462	1,558,743
Sony Financial Holdings, Inc. (Japan)	252	827,511
Symetra Financial Corp.*	15,800	208,244
Transatlantic Holdings, Inc.	31,400	1,657,920
Travelers Cos., Inc. (The)	23,246	1,253,889
W.R. Berkley Corp.	46,000	1,200,140
XL Capital Ltd. (Class A Stock) (Cayman Islands)	9,900	187,110
Zurich Financial Services AG (Switzerland)	11,473	2,941,153

		41,485,711

Internet Software & Services — 0.8%
Amazon.com, Inc.*	33,288	4,518,180
Equinix, Inc.*	4,970	483,780
Expedia, Inc.	63,443	1,583,537
Google, Inc. (Class A Stock)*	9,434	5,349,172
NetFlix, Inc.*	7,870	580,334
Yahoo! Japan Corp. (Japan)	2,321	845,332

		13,360,335

Investment Company — 0.1%
Man Group PLC (United Kingdom)	302,405	1,108,240

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg)	53,826	2,362,039
Cliffs Natural Resources, Inc.	4,400	312,180
United States Steel Corp.	19,873	1,262,333

		3,936,552

Leisure — 0.1%
Carnival Corp. (Panama)	16,796	653,029
Harley-Davidson, Inc.	17,700	496,839
Royal Caribbean Cruises Ltd. (Liberia)*	35,068	1,156,893

		2,306,761

Lodging — 0.2%
Accor SA (France)	16,750	926,659
Intercontinental Hotels Group PLC (United Kingdom)	76,656	1,200,477
Monarch Casino & Resort, Inc.*	54,500	465,430
Starwood Hotels & Resorts Worldwide, Inc.	20,061	935,645
Wynn Macau Ltd. (Cayman Islands)*	244,000	351,972

		3,880,183

Machinery — Construction & Mining — 0.1%
Komatsu Ltd. (Japan)	57,600	1,207,573

Media — 1.2%
AH Belo Corp. (Class A Stock)*	100,100	717,717
Belo Corp. (Class A Stock)	65,700	448,074

Cablevision Systems Corp. (Class A Stock)	11,600	280,024
Comcast Corp. (Class A Stock)	31,683	596,274
Entercom Communications Corp. (Class A Stock)*	50,500	600,445
Gannett Co., Inc.	247,232	4,084,273
LIN TV Corp. (Class A Stock)*	54,500	313,375
McGraw-Hill Cos., Inc. (The)	48,062	1,713,410
Reed Elsevier NV (Netherlands)	80,464	977,897
Time Warner Cable, Inc.	1,400	74,634
Time Warner, Inc.	78,660	2,459,698
Walt Disney Co. (The)	173,738	6,065,193
Wolters Kluwer NV (Netherlands)	28,000	607,175
WPP PLC (United Kingdom)	110,216	1,142,334

		20,080,523

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.	7,863	996,321

Mining — 0.9%
BHP Billiton Ltd. (Australia)	60,000	2,400,022
BHP Billiton PLC (United Kingdom)	40,238	1,379,979
First Quantum Minerals Ltd. (Canada)	10,188	838,292
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	47,192	3,942,420
Kinross Gold Corp. (Canada)	41,190	704,446
Newmont Mining Corp.	29,752	1,515,269
Rio Tinto Ltd. (Australia)	12,360	889,225
Rio Tinto PLC (United Kingdom)	12,200	722,951
Vale SA, ADR (Brazil)	46,300	1,490,397
Xstrata PLC (United Kingdom)*	63,205	1,197,478

		15,080,479

Multi-Line Retail — 0.2%
Big Lots, Inc.*	26,808	976,347
Family Dollar Stores, Inc.	4,800	175,728
Sears Holdings Corp.*	12,700	1,377,061

		2,529,136

Office Equipment — 0.2%
Canon, Inc. (Japan)	37,700	1,746,080
Ricoh Co. Ltd. (Japan)	66,000	1,030,698
Xerox Corp.	126,532	1,233,687

		4,010,465

Oil & Gas — 3.0%
Anadarko Petroleum Corp.	3,221	234,585
Apache Corp.	17,387	1,764,780
BG Group PLC (United Kingdom)	247,403	4,281,816
BP PLC (United Kingdom)	280,943	2,657,742
Cairn Energy PLC (United Kingdom)*	157,871	999,002
Chevron Corp.	14,275	1,082,473
Cimarex Energy Co.	11,435	679,010
CNOOC Ltd. (Hong Kong)	577,000	949,745
Concho Resources, Inc.*	12,730	641,083
ConocoPhillips	29,993	1,534,742
Devon Energy Corp.	63,311	4,079,128
Ensco International PLC, ADR (United Kingdom)	35,864	1,605,990
EOG Resources, Inc.	7,033	653,647
Exxon Mobil Corp.	137,724	9,224,754
Forest Oil Corp.*	19,560	505,039
Hess Corp.	25,424	1,590,271
Noble Energy, Inc.	14,275	1,042,075
NuStar GP Holdings LLC	56,100	1,662,243
Occidental Petroleum Corp.	51,759	4,375,706
Petroleo Brasileiro SA, ADR (Brazil)	23,100	1,027,719
Royal Dutch Shell PLC (Class A Stock) (United Kingdom)	157,779	4,563,653
Santos Ltd. (Australia)	107,853	1,450,919
Southwestern Energy Co.*	20,519	835,534
Total SA (France)	56,943	3,305,613
Transocean Ltd. (Switzerland)*	2,300	198,674
Ultra Petroleum Corp. (Canada)*	4,747	221,353

		51,167,296

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	23,322	1,092,402
Cameron International Corp.*	33,502	1,435,896
Halliburton Co.	30,247	911,342
National Oilwell Varco, Inc.	36,646	1,487,095
RPC, Inc.	25,000	278,250
Saipem SpA (Italy)	20,364	788,012
Schlumberger Ltd. (Netherlands)	28,721	1,822,635
SEACOR Holdings, Inc.*	9,900	798,534

		8,614,166

Pharmaceuticals — 2.6%
Abbott Laboratories	53,947	2,841,928
AmerisourceBergen Corp.	48,100	1,391,052
Bristol-Myers Squibb Co.	97,566	2,605,012
Cardinal Health, Inc.	78,451	2,826,590
Cephalon, Inc.*	18,940	1,283,753
Express Scripts, Inc.*	10,560	1,074,586
GlaxoSmithKline PLC (United Kingdom)	152,818	2,934,705
McKesson Corp.	20,677	1,358,892
Medco Health Solutions, Inc.*	8,858	571,873
Merck & Co., Inc.	272,651	10,183,515
Novartis AG (Switzerland)	36,000	1,944,423
Novartis AG, ADR (Switzerland)	12,800	692,480
Pfizer, Inc.	190,919	3,274,261
Roche Holding AG (Switzerland)	18,572	3,011,961
Sanofi-Aventis SA (France)	41,233	3,073,623
Shire PLC (United Kingdom)	40,471	892,968
Teva Pharmaceutical Industries Ltd., ADR (Israel)	50,174	3,164,976

		43,126,598

Pipelines — 0.6%
El Paso Corp.	52,000	563,680
Energy Transfer Equity LP	42,200	1,423,828
Enterprise GP Holdings LP	42,300	1,816,785
Kinder Morgan Management LLC*	16,900	990,678
Oneok Inc	52,300	2,387,495
Williams Cos., Inc. (The)	150,824	3,484,034

		10,666,500

Real Estate — 0.4%
China Overseas Land & Investment Ltd. (Hong Kong)	436,000	984,955
China Resources Land Ltd. (Cayman Islands)	378,000	821,797
Hang Lung Properties Ltd. (Hong Kong)	356,000	1,435,142
Mitsui Fudosan Co. Ltd. (Japan)	83,000	1,408,932

WP Carey & Co. LLC	46,700	1,372,046

		6,022,872

Real Estate Investment Trusts — 1.0%
Agree Realty Corp.	51,700	1,181,862
American Campus Communities, Inc.	9,400	260,004
Annaly Capital Management, Inc.	44,100	757,638
Apartment Investment & Management Co. (Class A Stock)	19,600	360,836
Boston Properties, Inc.	1,447	109,162
Brandywine Realty Trust	43,070	525,885
British Land Co. PLC (United Kingdom)	66,000	481,844
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	57,000	1,448,940
Brookfield Properties Corp. (Canada)	29,000	445,440
Camden Property Trust	10,900	453,767
CBL & Associates Properties, Inc.	10,800	147,960
Cousins Properties, Inc.	95,500	793,605
Digital Realty Trust, Inc.	9,800	531,160
Duke Realty Corp.	17,800	220,720
DuPont Fabros Technology, Inc.	10,100	218,059
EastGroup Properties, Inc.	1,800	67,932
Equity LifeStyle Properties, Inc.	11,800	635,784
Equity Residential	5,400	211,410
Getty Realty Corp.	30,200	706,680
Health Care REIT, Inc.	10,457	472,970
Host Hotels & Resorts, Inc.	19,300	282,745
Kimco Realty Corp.	27,700	433,228
LaSalle Hotel Properties	16,700	389,110
Liberty Property Trust	17,200	583,768
Mack-Cali Realty Corp.	12,500	440,625
National Health Investors, Inc.	34,400	1,333,344
Omega Healthcare Investors, Inc.	10,800	210,492
Public Storage, Inc.	2,616	240,646
Regency Centers Corp.	30,100	1,127,847
Senior Housing Properties Trust	11,300	250,295
Simon Property Group, Inc.	8,368	702,075

		16,025,833

Retail — 0.7%
Darden Restaurants, Inc.	4,835	215,351
Dick’s Sporting Goods, Inc.*	32,400	845,964
Inditex SA (Spain)	11,800	777,842
Lowe’s Cos., Inc.	41,140	997,234
Wal-Mart Stores, Inc.	88,361	4,912,872
Walgreen Co.	103,001	3,820,307

		11,569,570

Retail & Merchandising — 1.0%
Belle International Holdings Ltd. (Cayman Islands)	259,000	348,258
CVS Caremark Corp.	25,887	946,429
Esprit Holdings Ltd. (Bermuda)	143,600	1,132,820
Gap, Inc. (The)	106,600	2,463,526
Home Depot, Inc.	36,400	1,177,540
J. Crew Group, Inc.*	14,390	660,501
J.C. Penney Co., Inc.	26,600	855,722
Kohl’s Corp.*	25,263	1,383,907
Macy’s, Inc.	19,956	434,442
Marks & Spencer Group PLC (United Kingdom)	175,484	985,563
OfficeMax, Inc.*	39,300	645,306
PPR (France)	6,998	931,674
Ross Stores, Inc.	25,576	1,367,549
Staples, Inc.	55,924	1,308,062
Takashimaya Co. Ltd. (Japan)	99,000	813,264
TJX Cos., Inc.	20,900	888,668

		16,343,231

Savings & Loan — 0.1%
New York Community Bancorp, Inc.	106,848	1,767,266
People’s United Financial, Inc.	20,700	323,748

		2,091,014

Semiconductors — 1.4%
Analog Devices, Inc.	52,158	1,503,194
Applied Materials, Inc.	59,082	796,425
ASML Holding NV (Netherlands)	25,492	911,043
Broadcom Corp. (Class A Stock)	114,848	3,810,657
Intel Corp.	177,070	3,941,578
Intersil Corp. (Class A Stock)	107,799	1,591,113
Lam Research Corp.*	16,770	625,856
LSI Corp.*	143,845	880,331
Marvell Technology Group Ltd. (Bermuda)*	80,494	1,640,468
MEMC Electronic Materials, Inc.*	15,500	237,615
National Semiconductor Corp.	38,423	555,212
Novellus Systems, Inc.*	32,700	817,500
PMC — Sierra, Inc.*	57,200	510,224
Samsung Electronics Co. Ltd. (South Korea)	1,400	1,012,153
Sumco Corp. (Japan)*	36,100	767,642
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	195,402	2,049,767
Teradyne, Inc.*	7,300	81,541
Xilinx, Inc.	40,265	1,026,758

		22,759,077

Software — 1.0%
Autonomy Corp. PLC (United Kingdom)*	25,960	718,157
Blackboard, Inc.*	11,800	491,588
MedAssets, Inc.*	17,910	376,110
Microsoft Corp.	426,784	12,491,968
MSCI, Inc. (Class A Stock)*	14,700	530,670
Oracle Corp.	39,087	1,004,145
SAP AG (Germany)	26,580	1,287,391
Taleo Corp. (Class A Stock)*	15,320	396,941

		17,296,970

Specialty Retail — 0.1%
DSW, Inc. (Class A Stock)*	15,220	388,567
Williams-Sonoma, Inc.	39,440	1,036,877

		1,425,444

Telecommunications — 2.4%
Alaska Communications Systems Group, Inc.	46,200	375,144
Amdocs Ltd. (Guernsey)*	42,340	1,274,857
America Movil SAB de CV (Class L Stock), ADR (Mexico)	15,000	755,100

American Tower Corp. (Class A Stock)*	18,470	787,007
AT&T, Inc.	172,521	4,457,943
BT Group PLC (United Kingdom)	407,275	765,750
Cable & Wireless Communications PLC (United Kingdom)	387,028	325,078
Cable & Wireless Worldwide (United Kingdom)*	387,028	540,328
CenturyTel, Inc.	27,000	957,420
Cisco Systems, Inc.*	265,232	6,903,989
Corning, Inc.	120,847	2,442,318
Crown Castle International Corp.*	12,100	462,583
Juniper Networks, Inc.*	42,373	1,300,004
Koninklijke KPN NV (Netherlands)	94,351	1,494,823
QUALCOMM, Inc.	112,732	4,733,617
Singapore Telecommunications Ltd. (Singapore)	453,000	1,026,491
Sprint Nextel Corp.*	312,949	1,189,206
Telefonica SA (Spain)	73,000	1,729,409
Telekomunikasi Indonesia Tbk PT (Indonesia)	560,500	495,854
Telephone & Data Systems, Inc.	50,300	1,500,952
Verizon Communications, Inc.	100,951	3,131,500
Vodafone Group PLC (United Kingdom)	1,924,538	4,439,130

		41,088,503

Tobacco — 0.5%
Japan Tobacco, Inc. (Japan)	948	3,528,763
Philip Morris International, Inc.	84,615	4,413,518

		7,942,281

Toys — 0.2%
Mattel, Inc.	76,158	1,731,833
Nintendo Co. Ltd. (Japan)	6,900	2,310,087

		4,041,920

Transportation — 0.7%
Canadian National Railway Co. (Canada)	12,730	771,311
CSX Corp.	12,500	636,250
Deutsche Post AG (Germany)	22,000	381,682
East Japan Railway Co. (Japan)	11,100	771,740
GATX Corp.	27,700	793,605
Landstar System, Inc.	15,420	647,332
Norfolk Southern Corp.	58,022	3,242,849
Teekay Corp. (Marshall Island)	82,900	1,885,146
Union Pacific Corp.	38,762	2,841,255

		11,971,170

Water
American Water Works Co., Inc.	33,757	734,552

TOTAL COMMON STOCKS (cost $714,753,072)		724,586,531

PREFERRED STOCKS — 0.1%

Automobile Manufacturers — 0.1%
Motors Liquidation Co., 1.50%	110,000	935,275

Home Builders
M/I Homes, Inc., 9.75%	46,550	744,800

TOTAL PREFERRED STOCKS (cost $1,567,797)		1,680,075

	Units
RIGHTS(m)*

Automobile Manufacturers
Volkswagen AG, expiring on 04/13/10 (Germany) (cost $0)	8,639	6,651

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
ASSET-BACKED SECURITIES — 0.2%

Ally Auto Receivables Trust,
Series 2010-1, Class A3
1.45%	05/15/14	Aaa	$510	509,949
CNH Equipment Trust,
Series 2010-A, Class A3
1.54%	07/15/14	Aaa	1,280	1,279,811
HFC Home Equity Loan Asset Backed Certificates,
Series 2005-2, Class A1
0.51%(c)	01/20/35	Aaa	171	143,257
Home Equity Asset Trust,
Series 2005-2, Class M2
0.726%(c)	07/25/35	Baa2	650	566,710
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.546%(c)	11/25/35	Baa1	107	66,046

TOTAL ASSET-BACKED SECURITIES (cost $2,565,544)				2,565,773

BANK LOANS(c)(g) — 0.2%

Abitibi-Consolidated, Inc.,
11.00%	03/31/11	B1	800	779,520
Claire’s Stores, Inc.
3.04%	05/29/14	B1	735	644,897
Clear Channel Communications, Inc.
3.898%	01/29/16	Caa1	500	404,844
Idearc, Inc.
11.00%	12/31/15	B(d)	500	468,594
Lyondell Chemical Co.
8.391%	12/20/14	C(d)	700	548,333
Newport Television LLC
9.00%	09/14/16	B3	500	481,250
Texas Competitive Electric Holdings Co. LLC
3.751%	10/10/14	Caa2	900	737,325

TOTAL BANK LOANS (cost $4,001,130)				4,064,763

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%

Freddie Mac,
Series 2564, Class VJ
5.50%	10/15/22	Aaa	1,000	1,077,168
Series 2832, Class PE
5.50%	01/15/33	Aaa	926	987,317
Series 3564, Class JA
4.00%	01/15/18	Aaa	882	919,886
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.556%(c)	10/25/45	B3	699	368,890
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB13, Class A4
5.28%(c)	01/12/43	Aaa	600	609,606

LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.883%(c)	06/15/38	Aaa		525	551,602
Series 2006-C6, Class A4
5.372%	09/15/39	Aaa		525	534,104
Mastr Alternative Loans Trust,
Series 2003-9, Class 5A1
4.50%	12/25/18	AAA(d)		1,116	1,119,540
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.944%(c)	06/25/34	Aa3		350	309,578

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,491,354)					6,477,691

CORPORATE BONDS — 11.1%

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
8.50%	11/10/13	Baa1		1,000	1,168,888
9.95%	11/10/38	Baa1		1,050	1,378,821

					2,547,709

Airlines
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18	Ba2		907	825,049

Automobile Manufacturers
TRW Automotive, Inc.,
Gtd. Notes, 144A
7.25%	03/15/17	B3		175	168,875

Banks — 0.4%
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A (Australia)
3.75%	10/15/14	Aa1		1,550	1,571,264
GMAC, Inc.
Gtd. Notes
6.75%	12/01/14	B3		500	497,500
Rabobank Nederland NV,
Sr. Notes, 144A (Netherlands)
3.20%	03/11/15	Aaa		500	495,712
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
5.50%	11/18/14	A3		1,500	1,612,898
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes, 144A (Sweden)
2.875%	09/14/12	Aa2		1,700	1,732,208
5.125%	03/30/20	Aa2		770	770,111

					6,679,693

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20	Baa2		600	618,949
Gtd. Notes, 144A
7.20%	01/15/14	Baa2		2,050	2,348,537

					2,967,486

Building Materials
Owens Corning, Gtd. Notes
7.00%	12/01/36	Ba1		400	391,914

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	Baa3		150	167,258
Huntsman International LLC,
Gtd. Notes, 144A
5.50%	06/30/16	B1		250	226,875
Rhodia SA,
Sr. Unsec’d. Notes (France)
0.50%	01/01/14	B1	EUR	57	34,597

					428,730

Coal
Arch Coal, Inc.,
Gtd. Notes, 144A
8.75%	08/01/16	B1		250	264,375

Commercial Banks — 1.2%
Bank of America Corp.,
Sr. Unsec’d. Notes
4.50%	04/01/15	A2		4,445	4,482,076
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2		2,450	2,478,592
Bank of Nova Scotia,
Sr. Unsec`d. Notes (Canada)
3.40%	01/22/15	NR		120	120,789
Barclays Bank PLC,
Sr. Unsec’d. Notes (United Kingdom)
3.90%	04/07/15	Aa3		340	340,779
6.75%	05/22/19	Aa3		1,450	1,604,125
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14	A1		1,120	1,168,591
7.00%	01/15/39	A1		1,200	1,315,909
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes (Germany)
3.25%	06/27/13	Aaa	EUR	3,000	4,318,180
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes (United Kingdom)
4.875%	03/16/15	Aa3		1,800	1,799,557
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)
1.089%(c)	03/30/12	Aa2		1,000	999,388
Westpac Banking Corp.,
Sr. Unsec’d. Notes (Australia)
4.20%	02/27/15	Aa1		1,750	1,801,406

					20,429,392

Commercial Services — 0.1%
Geo Group, Inc., (The),
Gtd. Notes, 144A
7.75%	10/15/17	B1		250	255,000
RSC Equipment Rental, Inc.,
Gtd. Notes
9.50%	12/01/14	Caa2		750	742,500
Service Corp. International,
Sr. Unsec’d. Notes
6.75%	04/01/15	B1		500	497,500

					1,495,000

Computers — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	A1	820	1,009,571
8.00%	10/15/38	A1	150	196,011
SunGard Data Systems, Inc.,
Gtd. Notes
10.25%	08/15/15	Caa1	500	525,625

				1,731,207

Containers & Packaging
Graham Packaging Co., Inc.,
Gtd. Notes
9.875%	10/15/14	Caa1	500	518,750

Distribution/Wholesale
Intcomex, Inc.
Sr. Sec’d. Notes, 144A
13.25%	12/15/14	B3	500	505,625

Diversified Financial Services — 1.8%
American Express Co.,
Sr. Unsec’d. Notes
4.875%	07/15/13	A3	2,000	2,109,518
Capital One Bank USA NA,
Sub. Notes
8.80%	07/15/19	A3	1,200	1,449,910
Caterpillar Financial Services Corp.,
Notes
2.00%	04/05/13	NR	550	550,149
CDP Financial, Inc.
Gtd. Notes, 144A (Canada)
3.00%	11/25/14	Aaa	1,100	1,085,381
Chukchansi Economic Development Authority,
Sr. Unsec’d. Notes, 144A
8.00%	11/15/13	B3	775	635,500
Clearwire Communications LLC / Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	12/01/15	Caa1	250	255,000
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.00%	12/15/16	B1	250	263,406
General Electric Capital Corp.,
Sr. Unsec’d. Notes
5.50%	01/08/20	Aa2	1,050	1,071,278
5.90%	05/13/14	Aa2	1,550	1,705,381
6.00%	08/07/19	Aa2	1,450	1,532,170
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	Aa2	750	713,062
6.00%	06/15/12	Aa2	1,800	1,950,867
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.95%	01/18/18	A1	4,700	4,930,996
7.50%	02/15/19	A1	1,210	1,382,787
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A (Australia)
7.625%	08/13/19	A2	850	948,773
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
6.40%	08/28/17	A2	1,005	1,059,196
Morgan Stanley,
Sr. Unsec’d. Notes
6.00%	05/13/14	A2	3,200	3,456,438
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	A2	1,750	1,743,829
6.625%	04/01/18	A2	985	1,050,580
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	A1	800	1,064,053
Universal City Development Partners Ltd.,
Sr. Sub. Notes, 144A
10.875%	11/15/16	B3	250	261,250
ZFS Finance USA Trust III,
Jr. Sub. Notes, 144A
1.407%(c)	12/15/65	Baa1	500	475,000

				29,694,524

Diversified Manufacturing — 0.1%
FGI Holding Co., Inc,
Sr. Notes, PIK, 144A
11.25%	10/01/15	B3	45	44,100
General Electric Co.,
Sr. Unsec’d. Notes
5.25%	12/06/17	Aa2	950	996,405
Tyco International Ltd. / Tyco International Finance SA,
Gtd. Notes (Switzerland)
7.00%	12/15/19	Baa1	800	918,121

				1,958,626

Electric — 0.3%
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.20%	08/15/19	Baa2	1,700	1,739,987
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.05%	09/15/19	Baa2	1,250	1,264,659
Edison Mission Energy,
Sr. Unsec’d. Notes
7.20%	05/15/19	B2	250	172,500
Mirant Americas Generation LLC,
Sr. Unsec’d. Notes
8.50%	10/01/21	B3	200	188,000
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40	A3	400	387,682
NRG Energy, Inc.,
Gtd. Notes
7.375%	02/01/16	B1	250	248,125
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
8.25%	10/15/18	A3	1,130	1,379,457
Southern California Edison Co.,
First Mortgage
5.50%	03/15/40	A1	80	78,421

				5,458,831

Electronic Components & Equipment — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec`d. Notes
6.875%	07/01/13	NR	200	220,975
Da-Lite Screen Co., Inc.,
Sr. Notes, 144A
12.50%	04/01/15	B1	750	729,375

				950,350

Entertainment — 0.1%
Peninsula Gaming LLC,
Sr. Unsec’d. Notes, 144A
10.75%	08/15/17	B3	500	477,500

Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15	Caa2	750	622,500

				1,100,000

Environmental Control
Republic Services, Inc.,
Gtd. Notes, 144A
6.20%	03/01/40	Baa3	500	487,037

Financial — Bank & Trust — 1.2%
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.00%	08/15/17	A3	2,150	2,199,270
6.125%	11/21/17	A3	1,000	1,028,670
6.50%	08/19/13	A3	3,850	4,150,346
Credit Suisse New York,
Sub. Notes (Switzerland)
6.00%	02/15/18	Aa2	2,150	2,276,379
Discover Bank,
Sub. Notes
8.70%	11/18/19	Ba1	1,100	1,204,799
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13	Baa1	1,000	1,075,441
Lloyds TSB Bank PLC,
Bank Gtd. Notes, 144A (United Kingdom)
4.375%	01/12/15	Aa3	1,500	1,478,673
UBS AG,
Sr. Unsec’d. Notes (Switzerland)
5.875%	12/20/17	Aa3	1,750	1,812,410
Wachovia Bank NA,
Sub. Notes
5.00%	08/15/15	Aa3	600	622,288
6.60%	01/15/38	Aa3	600	617,323
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	A1	1,200	1,275,688
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.75%	10/01/14	A1	2,250	2,277,254

				20,018,541

Food — 0.2%
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	600	609,813
6.125%	02/01/18	Baa2	1,150	1,258,548
6.50%	02/09/40	Baa2	800	829,025
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.00%	05/01/16	Ba3	250	253,125

				2,950,511

Forest Products & Paper — 0.1%
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
10.50%	06/15/15	B1	166	165,170
International Paper Co.,
Sr. Unsec’d. Notes
7.95%	06/15/18	Baa3	1,000	1,168,341
NewPage Corp.,
Sr. Sec’d. Notes
11.375%	12/31/14	B2	700	696,500

				2,030,011

Gas
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	Baa1	150	147,210

Health Care & Pharmaceutical
Catalent Pharma Solutions, Inc.,
Gtd. Notes, PIK
9.50%	04/15/15	Caa1	300	294,750

Healthcare Products
Biomet, Inc.,
Gtd. Notes, PIK
10.375%	10/15/17	B3	500	550,000

Healthcare Services — 0.1%
CHS / Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3	250	258,750
HCA, Inc.,
Sr. Sec’d. Notes, PIK
9.625%	11/15/16	B2	500	535,625
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	250	238,125
Roche Holdings, Inc.,
Gtd. Notes, 144A
7.00%	03/01/39	A2	300	356,365
US Oncology, Inc.,
Sr. Sec’d. Notes
9.125%	08/15/17	Ba3	250	261,250

				1,650,115

Home Builders
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes
10.625%	10/15/16	B1	700	745,500

Home Furnishings
Sealy Mattress Co.,
Gtd. Notes
8.25%	06/15/14	Caa1	500	500,000

Household Products/ Wares — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B2	500	546,250
Jarden Corp.,
Gtd. Notes
7.50%	05/01/17	B3	500	506,875

				1,053,125

Insurance — 0.4%
Axis Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	Baa1	660	651,283
Berkshire Hathaway Finance Corp.,
Gtd. Notes
5.75%	01/15/40	Aa2	1,500	1,483,839
Markel Corp.,
Sr. Unsec’d. Notes
7.125%	09/30/19	Baa2	1,100	1,182,484
MetLife, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/16	A3	850	952,555
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
5.125%	06/10/14	Aa3	1,950	2,065,413

WR Berkley Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/19	Baa2	1,000	1,091,940

				7,427,514

Investment Company — 0.1%
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)
5.80%	11/15/16	Baa2	1,150	1,199,850

Iron/Steel — 0.1%
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
6.125%	06/01/18	Baa3	1,000	1,049,707
7.00%	10/15/39	Baa3	350	359,444

				1,409,151

Lodging — 0.1%
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes
10.00%	12/15/18	CCC-(d)	900	744,750
11.25%	06/01/17	Caa1	250	269,375
MGM Mirage,
Gtd. Notes
5.875%	02/27/14	Caa1	250	210,625

				1,224,750

Media — 0.8%
CBS Corp.,
Gtd. Notes
5.50%	05/15/33	Baa3	1,070	917,835
5.75%	04/15/20	Baa3	34	34,146
Cequel Communications Holdings I LLC and Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	250	256,875
Comcast Corp.,
Gtd. Notes
6.30%	11/15/17	Baa1	1,150	1,267,032
6.40%	03/01/40	Baa1	810	823,309
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
7.625%	05/15/16	Baa3	1,500	1,680,000
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	Ba3	500	520,000
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	850	960,053
News America, Inc.,
Gtd. Notes
6.65%	11/15/37	Baa1	840	883,432
Quebecor Media, Inc.,
Sr. Unsec’d. Notes (Canada)
7.75%	03/15/16	B2	500	508,110
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.75%	04/01/15	Caa1	750	747,188
Time Warner Cable, Inc.,
Gtd. Notes
5.85%	05/01/17	Baa2	1,000	1,070,751
6.75%	06/15/39	Baa2	450	472,053
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12	Baa2	1,450	1,594,935
Viacom, Inc.,
Sr. Unsec’d. Notes
6.875%	04/30/36	Baa2	950	1,007,176

				12,742,895

Mining — 0.2%
Anglo American Capital PLC,
Gtd. Notes, 144A (United Kingdom)
9.375%	04/08/14	Baa1	1,200	1,441,465
Barrick Australian Finance Pty Ltd.,
Gtd. Notes (Australia)
5.95%	10/15/39	Baa1	350	344,691
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.875%	11/21/36	Baa2	1,000	1,034,550

				2,820,706

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
4.25%	02/15/15	Baa2	1,800	1,814,864

Oil & Gas — 0.6%
Alon Refining Krotz Springs, Inc.,
Sr. Sec’d. Notes
13.50%	10/15/14	B2	400	385,000
Anadarko Petroleum Corp.,
Unsec’d. Notes
6.20%	03/15/40	Baa3	700	688,741
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
4.50%	09/15/14	Baa2	1,850	1,930,101
ConocoPhillips,
Gtd. Notes
6.50%	02/01/39	A1	1,170	1,306,958
EQT Corp.,
Sr. Unsec’d. Notes
8.125%	06/01/19	Baa1	270	320,771
Nexen, Inc.,
Sr. Unsec’d. Notes (Canada)
6.40%	05/15/37	Baa3	590	594,734
Petro-Canada,
Sr. Unsec’d. Notes (Canada)
6.05%	05/15/18	Baa2	186	200,250
Pioneer Drilling Co.,
Sr. Notes, 144A
9.875%	03/15/18	B3	500	495,000
Shell International Finance BV,
Gtd. Notes (Netherlands)
4.375%	03/25/20	Aa1	2,025	2,007,545
Suncor Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
6.10%	06/01/18	Baa2	1,850	1,993,345
Western Refining, Inc.,
Sr. Sec’d. Notes, 144A
10.75%(c)	06/15/14	B3	244	219,600
11.25%	06/15/17	B3	266	239,400

				10,381,445

Pharmaceuticals — 0.1%
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.20%	03/15/39	A1	890	1,085,432

Shire PLC,
Sr. Unsub. Notes (United Kingdom)
2.75%	05/09/14	NR		1,000	978,333

					2,063,765

Pipelines — 0.2%
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
6.75%	09/15/37	Baa2		350	362,626
Enterprise Products Operating LLC,
Gtd. Notes
7.55%	04/15/38	Baa3		850	977,806

Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
6.50%	09/01/39	Baa2		600	616,742
6.85%	02/15/20	Baa2		600	673,096
Plains All American Pipeline LP / PAA Finance Corp.,
Gtd. Notes
6.65%	01/15/37	Baa3		725	751,781

					3,382,051

Real Estate Investment Trusts — 0.1%
Duke Realty LP,
Sr. Unsec’d. Notes
6.75%	03/15/20	Baa2		610	620,857
Host Hotels and Resorts LP,
Gtd. Notes
6.75%	06/01/16	Ba1		250	250,625

					871,482

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.50%	01/15/14	Baa2		1,000	1,106,950
Blockbuster, Inc.,
Sr. Sec’d. Notes, 144A
11.75%	10/01/14	B3		250	184,375
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
6.20%	10/15/17	Baa3		1,000	1,091,041
Michaels Stores, Inc.,
Gtd. Notes (Zero Coupon until 11/01/11)
13.00%(v)	11/01/16	Caa3		900	796,500
NBC Acquisition Corp.,
Sr. Disc. Notes
11.00%	03/15/13	Caa2		900	807,750
Neiman Marcus Group, Inc. (The),
Gtd. Notes, PIK
9.00%	10/15/15	Caa2		250	255,000
Real Mex Restaurants, Inc.,
Sr. Sec’d. Notes
14.00%	01/01/13	B3		500	487,500
Rite Aid Corp.,
Sr. Sec’d. Notes
7.50%	03/01/17	Caa2		250	231,875
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.50%	08/15/37	Aa2		750	831,457

					5,792,448

Retail & Merchandising — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
6.125%	09/15/39	Baa2		600	596,327
Home Depot, Inc.,
Sr. Unsec’d. Notes
5.875%	12/16/36	Baa1		500	485,214
Target Corp.,
Sr. Unsec’d. Notes
7.00%	01/15/38	A2		500	577,964

					1,659,505

Savings & Loan — 0.1%
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A (United Kingdom)
4.65%	02/25/15	Aa3		1,450	1,446,173

Semiconductors
Amkor Technology, Inc.,
Sr. Notes
9.25%	06/01/16	Ba3		250	263,750

Software — 0.1%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1		500	431,250
Oracle Corp.,
Sr. Unsec’d. Notes
6.125%	07/08/39	A2		550	585,479

					1,016,729

Telecommunications — 1.2%
America Movil SAB de CV, (Mexico)
5.00%	03/30/20	A2		1,570	1,547,810
AT&T, Inc.,
Sr. Unsec’d. Notes
5.80%	02/15/19	A2		2,550	2,725,815
6.30%	01/15/38	A2		1,200	1,217,740
Bellsouth Telecommunications, Inc.,
Sr. Unsec’d. Notes
7.00%	10/01/25	A2		680	728,937
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
9.625%	12/15/30	Baa2		1,010	1,271,872
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	01/15/40	A1		1,150	1,102,817
Digicel Ltd.,
Sr. Notes, 144A (Bermuda)
8.25%	09/01/17	B1		250	247,500
GCI, Inc.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/19	B2		500	509,375
Intelsat Jackson Holdings SA, (Bermuda)
Gtd. Notes
11.25%	06/15/16	Caa2		250	270,625
Gtd. Notes, 144A
8.50%	11/01/19	B3		250	262,500
Intelsat Luxembourg SA,
Gtd. Notes, PIK (Bermuda)
11.50%	02/04/17	Caa3		750	768,750
MetroPCS Wireless, Inc.,
Gtd. Notes
9.25%	11/01/14	B2		250	255,625
PAETEC Holding Corp.,
Gtd. Notes
8.875%	06/30/17	B1		250	256,875
9.50%	07/15/15	Caa1		250	253,125
Portugal Telecom International Finance BV,
Sr. Unsec’d. Notes (Netherlands)
4.125%	08/28/14	Baa2	EUR	400	565,930

Sprint Capital Corp.,
Gtd. Notes
8.75%	03/15/32	Ba3	500	463,750
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
4.95%	09/30/14	Baa2	750	769,373
6.999%	06/04/18	Baa2	1,400	1,514,093
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
7.045%	06/20/36	Baa1	700	789,187
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.10%	04/15/18	A3	1,800	1,968,968
6.90%	04/15/38	A3	1,015	1,119,432
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3	200	237,984
Verizon Pennsylvania, Inc.,
Sr. Unsec’d. Notes
8.35%	12/15/30	Baa1	500	554,543
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3	500	511,250

				19,913,876

Tobacco — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.65%	05/16/18	A2	1,350	1,453,507

Toys
Hasbro, Inc.,
Sr. Unsec’d. Notes
6.35%	03/15/40	Baa2	600	592,829

Transportation — 0.1%
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes (Canada)
7.25%	05/15/19	Baa3	650	738,427
Union Pacific Corp.,
Sr. Unsec’d. Notes
7.875%	01/15/19	Baa2	240	288,334

				1,026,761

TOTAL CORPORATE BONDS (cost $188,033,042)				187,046,987

CONVERTIBLE BONDS — 1.0%

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
0.125%	02/01/11	A3	1,000	990,000
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.625%	05/01/13	NR	900	1,132,875

				2,122,875

Computers — 0.1%
EMC Corp.,
Sr. Unsec’d. Notes
1.75%	12/01/11	A-(d)	900	1,090,125
NetApp, Inc.,
Sr. Unsec’d. Notes
1.75%	06/01/13	NR	1,000	1,171,250

				2,261,375

Diversified Financial Services
NASDAQ OMX Group, Inc. (The),
Sr. Unsec’d. Notes
2.50%	08/15/13	Baa3	600	577,500

Electronics
Tech Data Corp.,
Sr. Unsec’d. Notes
2.75%	12/15/26	Ba2	500	521,250

Forest Products & Paper
Rayonier TRS Holdings, Inc.,
Gtd. Notes
3.75%	10/15/12	BBB(d)	500	545,625

Healthcare Products — 0.1%
Medtronic, Inc.,
Sr. Unsec’d. Notes
1.50%	04/15/11	A1	1,000	1,016,250

Healthcare Services
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.25%	06/15/25	BBB-(d)	500	586,875

Insurance — 0.1%
Swiss Re America Holding Corp.,
Gtd. Notes
3.25%(c)	11/21/21	A3	920	897,795

Internet Software & Services
Symantec Corp.,
Sr. Unsec’d. Notes
1.00%	06/15/13	NR	500	531,250

Leisure Time — 0.1%
Carnival Corp.,
Gtd. Notes (Panama)
2.00%	04/15/21	A3	1,000	1,071,250

Media — 0.1%
Liberty Media LLC,
Sr. Unsec’d. Notes
3.125%	03/30/23	B1	1,000	1,061,250

Oil & Gas — 0.1%
Transocean, Inc.,
Sr. Unsec’d. Notes (Cayman Islands)
1.50%	12/15/37	Baa2	500	488,125
1.625%	12/15/37	Baa2	1,000	996,250

				1,484,375

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes (Netherlands)
1.75%	02/01/26	A3	1,000	1,290,000

Real Estate Investment Trusts — 0.2%
Boston Properties LP,
Sr. Unsec’d. Notes
2.875%	02/15/37	A-(d)	550	547,938
3.75%	05/15/36	A-(d)	311	329,271
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.75%	12/01/26	Baa2	1,000	1,107,500

Vornado Realty LP,
Sr. Unsec’d. Notes
3.875%	04/15/25	Baa2		500	546,875

					2,531,584

TOTAL CONVERTIBLE BONDS (cost $16,554,142)					16,499,254

FOREIGN GOVERNMENT BONDS — 0.7%

Australia Government, Bonds (Australia)
4.00%	08/20/20	Aaa	AUD	2,000	2,883,257
Bundesobligation,
Bonds (Germany)
4.00%	10/11/13	Aaa	EUR	1,000	1,462,452
Bundesrepublik Deutschland,
Bonds (Germany)
4.25%	01/04/14	Aaa	EUR	1,000	1,474,581
Canadian Government,
Bonds (Canada)
5.00%	06/01/37	Aaa	CAD	1,600	1,812,435
United Kingdom Gilt,
Bonds (United Kingdom)
4.25%	03/07/11	Aaa	GBP	2,400	3,763,780

TOTAL FOREIGN GOVERNMENT BONDS (cost $11,387,092)					11,396,505

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.9%

American Home Mortgage Assets,
Series 2006-2, Class 1A1
1.423%(c)	09/25/46	NR		841	433,987
Series 2006-2, Class 2A1
0.436%(c)	09/25/46	NR		798	420,385
Citimortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50%	04/25/36	Caa1		1,051	816,158
Fannie Mae,
Series 1993-119, Class H
6.50%	07/25/23	Aaa		1,100	1,192,125
Series 1997-33, Class PA
8.50%	06/18/27	Aaa		1,118	1,260,908
Series 2003-18, Class A1
6.50%	12/25/42	Aaa		771	846,844
Series 2003-W6, Class 3A
6.50%	09/25/42	Aaa		944	1,035,404
Series 2004-W2, Class 5A
7.50%	03/25/44	Aaa		1,115	1,270,931
Series 2004-W6, Class 3A4
6.50%	07/25/34	Aaa		963	1,046,404
Series 2005-30, Class UG
5.00%	04/25/35	Aaa		625	632,552
Series 2005-84, Class XM
5.75%	10/25/35	Aaa		690	746,988
Series 2005-110, Class MJ
5.50%	01/25/33	Aaa		2,087	2,213,330
Series 2006-81, Class NC
6.00%	02/25/33	Aaa		1,250	1,336,690
Series 2008-68, Class VK
5.50%	03/25/27	Aaa		935	995,902
Series 2008-95, Class AI, IO
5.00%	12/25/23	Aaa		1,921	201,869
Freddie Mac,
6.50%	05/01/25	Aaa		1,204	1,323,058
Series 2378, Class PE
5.50%	11/15/16	Aaa		1,017	1,083,441
Series 2517, Class VD
5.50%	09/15/20	Aaa		1,012	1,034,857
Series 2557, Class HL
5.30%	01/15/33	Aaa		1,413	1,499,247
Series 2561, Class UE
5.50%	06/15/22	Aaa		936	991,554
Series 2628, Class AB
4.50%	06/15/18	Aaa		706	741,927
Series 2663, Class JA
5.00%	08/15/18	Aaa		1,010	1,066,266
Series 2691, Class VU
5.50%	08/15/23	Aaa		1,000	1,070,737
Series 2707, Class KJ
5.00%	11/15/18	Aaa		1,286	1,358,104
Series 2897, Class EO, PO
5.00%	10/15/31	Aaa		450	394,630
Series 2922, Class SU
13.84%(c)	02/15/35	Aaa		385	383,278
Series 2988, Class TY
5.50%	06/15/25	Aaa		1,000	1,080,732
Series 3080, Class VB
5.00%	06/15/25	Aaa		1,000	1,045,746
Series 3419, Class AP
5.00%	04/15/33	Aaa		1,000	1,058,392
Government National Mortgage Assoc.,
Series 2009-36, Class IE, IO
1.00%(c)	09/20/38	Aaa		16,399	303,648
Series 2009-127, Class IA, IO
0.45%(c)	09/20/38	Aaa		27,043	220,455
JPMorgan Mortgage Trust,
Series 2005-S2, Class 1A1
4.50%	08/25/20	BB-(d)		722	681,310
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.656%(c)	05/12/39	AAA(d)		600	623,760
Residential Funding Mortgage Securities I,
Series 2006-S12, Class 2A2
6.00%	12/25/36	Baa1		823	769,412
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR9, Class 3A1
3.17%(c)	05/25/35	A1		811	770,619
Series 2007-11, Class A85
6.00%	08/25/37	B1		918	796,203
Series 2007-11, Class A96
6.00%	08/25/37	Ba3		109	96,574

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $32,887,563)					32,844,427

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 0.1%

Federal National Mortgage Assoc.
5.00%	12/01/19			1,207	1,274,298
6.00%	04/01/28			1,054	1,124,549

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $2,412,323)					2,398,847

U.S. TREASURY OBLIGATIONS — 11.9%

U.S. Treasury Bonds
4.375%	11/15/39			80	75,650
7.50%	11/15/16			1,500	1,894,336
8.875%	08/15/17-02/15/19			27,150	37,717,811

U.S. Treasury Notes
0.875%	01/31/11(k)	26,985	27,094,613
2.375%	10/31/14-03/31/16	36,000	35,541,370
2.625%	12/31/14	15,000	15,107,820
2.875%	06/30/10(k)	100	100,668
3.00%	09/30/16-02/28/17	37,640	37,141,581
3.625%	02/15/20	25,000	24,574,225
3.75%	11/15/18	1,000	1,007,578
3.875%	05/15/18	1,000	1,025,234
4.00%	02/15/15	3,000	3,211,875
U.S. Treasury Notes, Strip Coupon
3.28%(t)	08/15/17	5,000	3,853,310
3.51%(t)	08/15/18	8,500	6,169,691
3.81%(t)	08/15/19	8,390	5,730,177

TOTAL U.S. TREASURY OBLIGATIONS (cost $201,412,135)			200,245,939

TOTAL LONG-TERM INVESTMENTS (cost $1,182,065,194)			1,189,813,443

Shares
SHORT-TERM INVESTMENTS — 32.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 32.1%

Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $541,903,552)(w)	541,903,552	541,903,552

			Principal
			Amount
			(000)#
U.S. TREASURY OBLIGATIONS(n) — 0.1%

U.S. Treasury Bills
0.219%	09/02/10		$65	64,943
0.22%	09/02/10	(k)	940	939,176

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,004,054)				1,004,119

		Notional
		Amount
	Counterparty	(000)#
OPTION PURCHASED(l) *

Put Option
Interest Rate Swap Option,
pay a fixed rate of 3.66% and receive a floating rate based on 3-month LIBOR, expiring 05/30/10	Barclays Capital Group	37,360	4,106

(cost $16,252)
TOTAL SHORT-TERM INVESTMENTS (cost $542,923,858)			542,911,777

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN AND SECURITIES SOLD SHORT — 102.8% (cost $1,724,989,052)			1,732,725,220

OPTION WRITTEN(l)*

Put Option
10 Year U.S. Treasury Note Futures,
expiring 05/21/10, Strike Price $114.00		34	(11,688)

(premiums received $15,308)

SECURITIES SOLD SHORT — (5.4)%

	Shares
COMMON STOCKS

Advertising — (0.1)%
Omnicom Group, Inc.	23,987	(930,936)

Aerospace & Defense — (0.1)%
Boeing Co. (The)	6,900	(501,009)
General Dynamics Corp.	6,800	(524,960)
Lockheed Martin Corp.	6,800	(565,896)
Raytheon Co.	11,200	(639,744)

		(2,231,609)

Apparel — (0.1)%
Polo Ralph Lauren Corp.	7,626	(648,515)
VF Corp.	8,086	(648,093)

		(1,296,608)

Automobile Manufacturers
Ford Motor Co.*	26,200	(329,334)
Navistar International Corp.*	7,229	(323,353)

		(652,687)

Banks
Northern Trust Corp.	8,200	(453,132)

Beverages — (0.1)%
PepsiCo, Inc.	23,600	(1,561,376)

Biotechnology
Amgen, Inc.*	4,100	(245,016)
Amylin Pharmaceuticals, Inc.*	4,800	(107,952)
Genzyme Corp.*	7,300	(378,359)

		(731,327)

Chemicals — (0.3)%
Air Products & Chemicals, Inc.	4,352	(321,830)
Ecolab, Inc.	10,798	(474,572)
HB Fuller Co.	13,600	(315,656)
Monsanto Co.	7,400	(528,508)
Olin Corp.	27,200	(533,664)
OM Group, Inc.*	8,600	(291,368)
Potash Corp. of Saskatchewan, Inc. (Canada)	6,814	(813,251)
Praxair, Inc.	4,109	(341,047)
Sherwin-Williams Co. (The)	5,000	(338,400)
Valspar Corp.	10,500	(309,540)

		(4,267,836)

Commercial Banks — (0.2)%
BancorpSouth, Inc.	5,500	(115,280)

Bank of Hawaii Corp.	7,800	(350,610)
Commerce Bancshares, Inc.	3,100	(127,534)
Cullen/Frost Bankers, Inc.	4,300	(239,940)
FirstMerit Corp.	21,500	(463,755)
KeyCorp	66,900	(518,475)
M&T Bank Corp.	5,100	(404,838)
Prosperity Bancshares, Inc.	1,600	(65,600)
UMB Financial Corp.	8,900	(361,340)
Westamerica Bancorporation	4,500	(259,425)

		(2,906,797)

Commercial Services — (0.1)%
Automatic Data Processing, Inc.	15,349	(682,570)
DeVry, Inc.	5,400	(352,080)
Moody’s Corp.	10,968	(326,298)
Paychex, Inc.	4,400	(135,080)
SAIC, Inc.*	16,600	(293,820)
Washington Post Co. (The) (Class B Stock)	900	(399,762)

		(2,189,610)

Computers
Dell, Inc.*	16,600	(249,166)
EMC Corp.*	24,100	(434,764)

		(683,930)

Containers & Packaging
Owens-Illinois, Inc.*	19,330	(686,988)

Cosmetics/Personal Care — (0.1)%
Avon Products, Inc.	25,500	(863,685)
Colgate-Palmolive Co.	5,300	(451,878)
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,300	(343,811)

		(1,659,374)

Distribution/Wholesale
WW Grainger, Inc.	3,010	(325,441)

Diversified Financial Services — (0.2)%
American Express Co.	6,500	(268,190)
BlackRock, Inc.	400	(87,104)
Charles Schwab Corp. (The)	12,000	(224,280)
Federated Investors, Inc. (Class B Stock)	10,800	(284,904)
Franklin Resources, Inc.	1,400	(155,260)
IntercontinentalExchange, Inc.*	2,987	(335,082)
Invesco Ltd. (Bermuda)	31,728	(695,160)
T. Rowe Price Group, Inc.	5,700	(313,101)
TD Ameritrade Holding Corp.*	17,030	(324,592)

		(2,687,673)

Diversified Machinery
Rockwell Automation, Inc.	7,800	(439,608)

Diversified Manufacturing — (0.2)%
3M Co.	5,300	(442,921)
Danaher Corp.	2,100	(167,811)
Dover Corp.	13,690	(640,008)
Illinois Tool Works, Inc.	18,856	(893,020)
Ingersoll-Rand PLC (Ireland)	16,983	(592,197)
ITT Corp.	2,400	(128,664)

		(2,864,621)

Electric — (0.1)%
Consolidated Edison, Inc.	8,800	(391,952)
DTE Energy Co.	5,700	(254,220)
Exelon Corp.	4,400	(192,764)
FirstEnergy Corp.	7,400	(289,266)
Progress Energy, Inc.	12,500	(492,000)

		(1,620,202)

Electronics — (0.1)%
Agilent Technologies, Inc.*	18,726	(643,987)
Waters Corp.*	4,700	(317,438)

		(961,425)

Energy — Alternate Sources
First Solar, Inc.*	1,500	(183,975)

Environmental Control — (0.1)%
Nalco Holding Co.	5,100	(124,083)
Waste Management, Inc.	26,412	(909,365)

		(1,033,448)

Exchange Traded Funds — (0.4)%
Energy Select Sector SPDR Fund	5,722	(329,130)
Materials Select Sector SPDR Fund	28,828	(976,693)
SPDR S&P 500 ETF Trust	27,994	(3,275,018)
Utilities Select Sector SPDR Fund	42,937	(1,272,223)

		(5,853,064)

Financial — Bank & Trust
SunTrust Banks, Inc.	12,267	(328,633)
Valley National Bancorp	8,300	(127,571)

		(456,204)

Financial — Brokerage
Visa, Inc. (Class A Stock)	3,500	(318,605)

Food — (0.1)%
ConAgra Foods, Inc.	22,300	(559,061)
Hershey Co. (The)	13,600	(582,216)
HJ Heinz Co.	3,400	(155,074)
Safeway, Inc.	6,300	(156,618)
Sysco Corp.	11,031	(325,415)
Whole Foods Market, Inc.*	4,700	(169,905)

		(1,948,289)

Food & Staples Retailing
Costco Wholesale Corp.	11,319	(675,858)

Forest Products & Paper
Plum Creek Timber Co., Inc.	14,300	(556,413)

Healthcare Products — (0.2)%
Becton Dickinson & Co.	4,500	(354,285)
C.R. Bard, Inc.	7,405	(641,421)
Johnson & Johnson	21,600	(1,408,320)
St. Jude Medical, Inc.*	7,939	(325,896)
Varian Medical Systems, Inc.*	5,200	(287,716)

		(3,017,638)

Healthcare Services — (0.1)%
DaVita, Inc.*	5,800	(367,720)
Laboratory Corp. of America Holdings*	11,558	(875,056)
Quest Diagnostics, Inc.	4,400	(256,476)
UnitedHealth Group, Inc	6,200	(202,554)

		(1,701,806)

Home Builders
Pulte Group, Inc.*	11,500	(129,375)
Toll Brothers, Inc.*	3,900	(81,120)

		(210,495)

Hotels, Restaurants & Leisure
Burger King Holdings, Inc.	9,000	(191,340)

Household Products/ Wares
Church & Dwight Co., Inc.	3,500	(234,325)

Insurance — (0.4)%
Aflac, Inc.	12,160	(660,166)
AON Corp.	7,625	(325,664)
Assurant, Inc.	4,400	(151,272)
Chubb Corp. (The)	16,405	(850,599)
Hartford Financial Services Group, Inc.	17,500	(497,350)
Lincoln National Corp.	28,900	(887,230)
Marsh & McLennan Cos., Inc.	14,300	(349,206)
Principal Financial Group, Inc.	12,437	(363,285)
Progressive Corp. (The)	42,100	(803,689)
Travelers Cos., Inc. (The)	8,700	(469,278)
W.R. Berkley Corp.	24,600	(641,814)

		(5,999,553)

Internet Software & Services — (0.1)%
AOL, Inc.*	8,500	(214,880)
eBay, Inc.*	11,900	(320,705)
Symantec Corp.*	19,304	(326,624)
Yahoo!, Inc.*	26,000	(429,780)

		(1,291,989)

Iron/Steel
Nucor Corp.	11,800	(535,484)

Lodging — (0.1)%
Marriott International, Inc. (Class A Stock)	10,600	(334,112)
Starbucks Corp.	10,800	(262,116)
Starwood Hotels & Resorts Worldwide, Inc.	14,070	(656,225)

		(1,252,453)

Media — (0.2)%
CBS Corp. (Class B Stock)	1,700	(23,698)
Comcast Corp. (Class A Stock)	33,500	(630,470)
Discovery Communications, Inc. (Class A Stock)*	9,932	(335,602)
New York Times Co. (The) (Class A Stock)	30,700	(341,691)
News Corp. (Class B Stock)	27,600	(469,476)
Scripps Networks Interactive, Inc. (Class A Stock)	10,200	(452,370)
Time Warner, Inc.	22,281	(696,727)
Viacom, Inc. (Class B Stock)*	13,600	(467,568)

		(3,417,602)

Mining
Alcoa, Inc.	39,000	(555,360)

Oil & Gas — (0.1)%
Chesapeake Energy Corp.	11,300	(267,132)
Denbury Resources, Inc.*	4,000	(67,480)
EQT Corp.	4,500	(184,500)
Nabors Industries Ltd. (Bermuda)*	8,200	(160,966)
Pride International, Inc.*	2,500	(75,275)
Rowan Cos., Inc.*	3,000	(87,330)
Sunoco, Inc.	14,100	(418,911)
Tesoro Corp.	20,600	(286,340)
Valero Energy Corp.	17,000	(334,900)

		(1,882,834)

Oil & Gas Services
Smith International, Inc.	1,800	(77,076)

Pharmaceuticals — (0.1)%
Allergan, Inc.	1,500	(97,980)
Eli Lilly & Co.	33,600	(1,216,992)
Isis Pharmaceuticals, Inc.*	5,500	(60,060)
Onyx Pharmaceuticals, Inc.*	2,600	(78,728)
Watson Pharmaceuticals, Inc.*	6,100	(254,797)

		(1,708,557)

Real Estate Investment Trusts — (0.4)%
AvalonBay Communities, Inc.	5,300	(457,655)
Corporate Office Properties Trust	14,800	(593,924)
DCT Industrial Trust, Inc.	60,500	(316,415)
Developers Diversified Realty Corp.	38,700	(470,979)
Douglas Emmett, Inc.	34,900	(536,413)
Equity One, Inc.	25,400	(479,806)
HCP, Inc.	19,900	(656,700)
Macerich Co. (The)	10,000	(383,100)
Mid-America Apartment Communities, Inc.	10,600	(548,974)
Post Properties, Inc.	25,300	(557,106)
SL Green Realty Corp.	8,200	(469,614)
Sovran Self Storage, Inc.	14,500	(505,470)
Sunstone Hotel Investors, Inc.*	36,200	(404,354)
Ventas, Inc.	11,500	(546,020)

		(6,926,530)

Retail
Dollar General Corp.	5,900	(148,975)

Retail & Merchandising — (0.2)%
Abercrombie & Fitch Co. (Class A Stock)	7,173	(327,376)
American Eagle Outfitters, Inc.	33,758	(625,198)
Gap, Inc. (The)	2,700	(62,397)
Macy’s, Inc.	46,900	(1,021,013)
Ross Stores, Inc.	2,500	(133,675)
Staples, Inc.	13,953	(326,361)
Target Corp.	6,087	(320,176)

		(2,816,196)

Savings & Loan
People’s United Financial, Inc.	4,600	(71,944)

Semiconductors — (0.7)%
Altera Corp.	45,786	(1,113,058)
ASML Holding NV (Netherlands)	9,515	(336,831)
Cypress Semiconductor Corp.*	19,400	(223,100)
Intel Corp.	71,300	(1,587,138)
Lam Research Corp.*	15,300	(570,996)
Linear Technology Corp.	74,390	(2,103,749)
Maxim Integrated Products, Inc.	60,200	(1,167,278)
Microchip Technology, Inc.	60,200	(1,695,232)
Micron Technology, Inc.*	9,400	(97,666)
NVIDIA Corp.*	12,600	(218,988)
QLogic Corp.*	5,100	(103,530)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	21,900	(229,731)
Texas Instruments, Inc.	60,635	(1,483,738)

		(10,931,035)

Software — (0.1)%
Activision Blizzard, Inc.	27,159	(327,537)

Adobe Systems, Inc.*	7,300	(258,201)
Electronic Arts, Inc.*	17,600	(328,416)
Oracle Corp.	20,000	(513,800)
SAP AG, ADR (Germany)	6,922	(333,433)
THQ, Inc.	32,500	(227,825)

		(1,989,212)

Telecommunications — (0.2)%
AT&T, Inc.	36,800	(950,912)
Ciena Corp.*	9,200	(140,208)
JDS Uniphase Corp.*	21,000	(263,130)
Motorola, Inc.*	60,243	(422,906)
Nokia OYJ, ADR (Finland)	14,800	(229,992)
SBA Communications Corp. (Class A Stock)*	16,900	(609,583)
Tellabs, Inc.	25,700	(194,549)

		(2,811,280)

Toys
Mattel, Inc.	10,300	(234,222)

Transportation — (0.2)%
CSX Corp.	13,096	(666,586)
FedEx Corp.	4,600	(429,640)
Heartland Express, Inc.	24,700	(407,550)
Knight Transportation, Inc.	15,600	(329,004)
United Parcel Service, Inc. (Class B Stock)	12,100	(779,361)
Werner Enterprises, Inc.	14,800	(342,916)

		(2,955,057)

Water
Aqua America, Inc.	15,900	(279,363)

TOTAL SECURITIES SOLD SHORT (proceeds received $89,841,682)		(91,417,362)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN AND SECURITIES SOLD SHORT — 97.4% (cost $1,635,132,062)		1,641,296,170

Other assets in excess of other liabilities(x) — 2.6%		44,478,634

NET ASSETS — 100.0%		$1,685,774,804

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

PO	Principle Only Security

PRFC	Preference Shares

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(k)	Represents security, or a portion there of, segregated as collateral for futures contracts..

(l)	The amount represents fair value of derivative subject to interest rate contracts risk exposure as of March 31, 2010.

(m)	The amount represents fair value of derivative subject to equity contracts risk exposure as of March 31, 2010.

(n)	Rates shown are the effective yields at purchase date.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, and interest rate swap and credit default swap agreements as follows:
Futures contracts open at March 31, 2010:

					Unrealized
			Value at	Value at	Appreciation
Number of Contracts	Type	Expiration Date	Trade Date	March 31, 2010	(Depreciation) (1)(2)
Long Positions:
41	90 Day Bankers’ Acceptance	Sep 11	$9,827,647	$9,815,537	$(12,110)
13	90 Day Euro Dollar	Dec 10	3,221,212	3,223,025	1,813
26	90 Day Euro Dollar	Dec 11	6,347,900	6,352,125	4,225
13	90 Day Euro Dollar	Dec 12	3,137,737	3,138,850	1,113
141	2 Year U.S. Treasury Notes	Jun 10	30,594,390	30,590,390	(4,000)
384	5 Year U.S. Treasury Notes	Jun 10	44,279,961	44,100,000	(179,961)
48	10 Year Euro-Bund	Jun 10	7,965,855	7,996,974	31,119
120	10 Year U.K. Gilt	Jun 10	20,864,973	20,895,930	30,957
87	10 Year U.S. Treasury Notes	Jun 10	10,080,573	10,113,750	33,177
68	20 Year U.S. Treasury Bonds	Jun 10	7,956,625	7,896,500	(60,125)
348	Amsterdam Index	Apr 10	31,697,710	32,196,980	499,270
62	DAX Index	Jun 10	12,559,343	12,857,347	298,004
209	FTSE 100 Index	Jun 10	17,697,911	17,794,082	96,171
59	Hang Seng Index	Apr 10	7,820,207	8,066,265	246,058
2,235	OMX530 Nordic Index	Apr 10	31,250,452	31,494,785	244,333
709	Russell 2000 Mini	Jun 10	47,993,890	48,006,390	12,500
554	S&P 500 E-Mini	Jun 10	31,767,250	32,276,040	508,790
384	Topix Index	Jun 10	38,465,719	40,149,749	1,684,030

					3,435,364

Short Positions:
29	30 Day Fed Fund	Nov 10	12,026,900	12,032,338	(5,438)
41	90 Day Bankers’ Acceptance	Sep 10	9,987,102	9,967,927	19,175
66	2 Year U.S. Treasury Notes	Jun 10	14,307,734	14,318,906	(11,172)
270	5 Year U.S. Treasury Notes	Jun 10	31,188,150	31,007,814	180,336
15	10 Year Canadian Bond	Jun 10	1,734,416	1,735,194	(778)
21	10 Year Japanese Bond	Jun 10	31,222,591	31,047,385	175,206
21	10 Year U.K. Gilt	Jun 10	3,665,074	3,656,788	8,286
186	10 Year U.S. Treasury Notes	Jun 10	21,804,688	21,622,500	182,188
1,046	Euro Stoxx 50	Jun 10	39,998,313	40,278,588	(280,275)
208	FTSE/MIB Index	Jun 10	31,144,244	31,450,877	(306,633)
834	S&P 500 E-Mini	Jun 10	48,146,888	48,588,840	(441,952)
144	SPI 200 Index	Jun 10	16,044,470	16,117,974	(73,504)

					(554,561)

					$2,880,803

(1)	Cash of $82,000 and U.S. Treasury Securities and Federal Agency Obligation with a market value of $27,974,597 has been segregated to cover requirements for open futures contracts as of March 31, 2010.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $394,011 and equity contracts risk exposure of $2,486,792 as of March 31, 2010.
Forward foreign currency exchange contracts outstanding at March 31, 2010:

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 05/07/10	UBS Securities	AUD	7,140	$6,488,705	$6,525,197	$36,492
Expiring 06/11/10	Morgan Stanley	AUD	373	336,399	339,224	2,825
British Pound,
Expiring 06/11/10	Bank of America	GBP	324	481,629	491,641	10,012
Euro,
Expiring 05/07/10	Citigroup Global Markets	EUR	1,298	1,781,946	1,753,418	(28,528)

Expiring 05/07/10	Toronto Dominion	EUR	1,511	2,074,310	2,040,527	(33,783)
Expiring 05/07/10	Toronto Dominion	EUR	759	1,035,684	1,025,391	(10,293)
Expiring 05/07/10	Toronto Dominion	EUR	334	456,323	451,172	(5,151)
Hong Kong Dollar,
Expiring 05/07/10	UBS Securities	HKD	4,300	554,208	554,202	(6)
Japanese Yen,
Expiring 05/07/10	Toronto Dominion	JPY	83,441	922,362	892,689	(29,673)
Norwegian Krone,
Expiring 05/07/10	Morgan Stanley	NOK	5,602	952,699	940,937	(11,762)
Singapore Dollar,
Expiring 05/07/10	Morgan Stanley	SGD	890	633,989	636,161	2,172
Swedish Krona,
Expiring 05/07/10	Morgan Stanley	SEK	15,706	2,217,813	2,175,365	(42,448)
Swiss Franc,
Expiring 05/07/10	Morgan Stanley	CHF	1,554	1,469,978	1,474,183	4,205

				$19,406,045	$19,300,107	$(105,938)

				Value at
		Notional		Settlement		Unrealized
		Amount		Date	Current	Appreciation
Sale Contracts	Counterparty	(000)		Receivable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 06/11/10	Bank of America	AUD	3,180	$2,901,597	$2,894,403	$7,194
British Pound,
Expiring 05/07/10	Morgan Stanley	GBP	422	633,989	639,639	(5,650)
Expiring 05/07/10	State Street Bank	GBP	515	787,543	781,197	6,346
Expiring 05/07/10	Toronto Dominion	GBP	689	1,035,684	1,044,887	(9,203)
Expiring 05/07/10	UBS Securities	GBP	576	882,587	873,429	9,158
Expiring 06/11/10	Bank of America	GBP	2,546	3,798,094	3,862,022	(63,928)
Expiring 06/11/10	Bank of America	GBP	523	791,855	793,767	(1,912)
Expiring 06/11/10	Bank of America	GBP	245	369,894	372,021	(2,127)
Expiring 06/11/10	Credit Suisse First Boston Corp.	GBP	1,250	1,893,837	1,896,035	(2,198)
Canadian Dollar,
Expiring 05/07/10	Morgan Stanley	CAD	973	952,699	958,381	(5,682)
Expiring 05/07/10	Toronto Dominion	CAD	466	456,323	459,029	(2,706)
Euro,
Expiring 05/07/10	State Street Bank	EUR	1,252	1,713,523	1,691,085	22,438
Expiring 05/07/10	UBS Securities	EUR	392	539,250	529,402	9,848
Expiring 06/11/10	Bank of America	EUR	5,885	8,094,370	7,948,965	145,405
Expiring 06/11/10	Credit Suisse First Boston Corp.	EUR	566	777,542	764,503	13,039
Hong Kong Dollar,
Expiring 05/07/10	Morgan Stanley	HKD	11,403	1,469,978	1,469,681	297
Expiring 05/07/10	Toronto Dominion	HKD	16,088	2,074,310	2,073,484	826
Japanese Yen,
Expiring 05/07/10	Citigroup Global Markets	JPY	88,778	979,967	949,789	30,178
Expiring 06/11/10	Deutsche Bank	JPY	52,000	574,734	556,435	18,299
Swiss Franc,
Expiring 05/07/10	Citigroup Global Markets	CHF	4,555	4,299,336	4,321,219	(21,883)

				$35,027,112	$34,879,373	$147,739

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

Interest rate swap agreements outstanding at March 31, 2010:

						Upfront	Unrealized
		Notional Amount			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)	Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Citigroup, Inc.(1)	03/16/12	$30,703	1.78%	3 month LIBOR	$(13,481)	$—	$(13,481)
Deutsche Bank AG(1)	03/12/17	3,644	4.20%	3 month LIBOR	8,159	—	8,159
Deutsche Bank AG(1)	03/12/22	4,098	4.71%	3 month LIBOR	(10,845)	—	(10,845)
Deutsche Bank AG(1)	03/12/42	1,055	4.95%	3 month LIBOR	287	—	287

					$(15,880)	$—	$(15,880)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Credit default swap agreements outstanding at March 31, 2010:

		Notional				Upfront
	Termination	Amount#			Fair	Premiums	Unrealized
Counterparty	Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value(4)	Paid (Received)	Appreciation(6)
Credit default swaps on credit indices — Sell Protection(1)
Citigroup, Inc.	01/25/38	$4,000	0.76%	ABX.HE.AAA.07 V2 Index	$(2,376,564)	$(2,465,337)	$88,773
Royal Bank of Scotland PLC	03/15/49	280	0.50%	CMBX.NA.A.2.V1	(51,397)	(57,302)	5,905

					$(2,427,961)	$(2,522,639)	$94,678

		Notional			Implied Credit		Upfront	Unrealized
	Termination	Amount#	Fixed		Spread at	Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	March 31, 2010(5)	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Citigroup, Inc.	03/20/15	$350	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	0.990%	$389	$(2,421)	$2,810
Royal Bank of Scotland PLC	03/20/15	400	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	0.980%	445	(2,184)	2,629
Citigroup, Inc.	03/20/15	150	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	4.490%	3,436	5,507	(2,071)
Citigroup, Inc.	06/20/15	150	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	4.620%	3,436	5,064	(1,628)
Royal Bank of Scotland PLC	03/20/15	250	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	4.490%	5,725	8,148	(2,423)
Citigroup, Inc.	03/20/15	350	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.060%	(40,103)	(40,038)	(65)
Citigroup, Inc.	03/20/13	350	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.680%	(170,422)	(141,766)	(28,656)
Deutsche Bank AG	06/20/13	250	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	34.160%	(127,127)	(112,448)	(14,679)
Deutsche Bank AG	06/20/13	50	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	34.160%	(25,426)	(22,509)	(2,917)
Deutsche Bank AG	06/20/13	50	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	34.160%	(25,426)	(23,508)	(1,918)
Royal Bank of Scotland PLC	03/20/15	3,000	1.00%	MetLife, Inc., 5.00%, due 06/15/15	1.900%	(120,277)	(117,451)	(2,826)
Deutsche Bank AG	03/20/15	150	5.00%	Polyone Corp., 8.875%, due 05/01/12	4.750%	1,755	(273)	2,028
Deutsche Bank AG	03/20/15	150	5.00%	Polyone Corp., 8.875%, due 05/01/12	4.750%	1,756	21	1,735

						$(491,839)	$(443,858)	$(47,981)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

		Notional				Upfront	Unrealized
	Termination	Amount#	Fixed		Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps — Buy Protection (2)
Citigroup, Inc.	06/20/15	$1,500	1.00%	Belgium Kingdom, 5.75%, due 09/28/10	$4,601	$(38,246)	$42,847
Citigroup, Inc.	06/20/15	1,500	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	(32,595)	765	(33,360)
Citigroup, Inc.	03/15/49	600	0.25%	CMBX.NA.A.2.V1	387,979	410,346	(22,367)
Royal Bank of Scotland PLC	12/13/49	140	0.27%	CMBX.NA.A.3.V1	95,263	98,851	(3,588)
Royal Bank of Scotland PLC	12/13/49	500	0.27%	CMBX.NA.A.3.V1	340,241	352,753	(12,512)
Citigroup, Inc.	12/20/14	1,500	5.00%	Dow Jones CDX EM-12 V1 Index	(176,792)	(177,590)	798
Royal Bank of Scotland PLC	03/20/15	3,000	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	69,378	100,647	(31,269)
Morgan Stanley Capital Services, Inc.	06/20/15	350	1.00%	Staples, Inc., 7.375%, due 10/01/12	(4,512)	(4,356)	(156)
Citigroup, Inc.	03/20/15	350	1.00%	XL Capital Ltd., 5.25%, due 09/15/14	712	1,624	(912)
Royal Bank of Scotland PLC	03/20/15	400	1.00%	XL Capital Ltd., 5.25%, due 09/15/14	814	2,184	(1,370)

					$685,089	$746,978	$(61,889)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$724,586,531	$—	$—
Preferred Stocks	1,680,075	—	—
Rights	6,651	—	—
Asset-Backed Securities	—	2,565,773	—
Bank Loans	—	4,064,763	—
Commerical Mortgage-Backed Securities	—	6,477,691	—
Convertible Bonds	—	16,499,254	—
Corporate Bonds	—	187,046,987	—
Foreign Government Bonds	—	11,396,505	—
Residential Mortgage-Backed Securities	—	32,844,427	—
U.S. Government Mortgage-Backed Obligations	—	2,398,847	—
U.S. Treasury Obligations	—	201,250,058	—
Affiliated Money Market Mutual Fund	541,903,552	—	—
Purchased Options	—	4,106	—
Written Options	—	(11,688)	—
Short Sales — Common Stocks	(91,417,362)	—	—
Other Financial Instuments*
Futures	2,880,803	—	—
Foreign Forward Currency Contracts	—	41,801	—
Interest Rate Swaps	—	(15,880)	—
Credit Default Swaps	—	(15,192)	—

Total	$1,179,640,250	$464,547,452	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Fair Value of Level 2 investments at 12/31/09 was $666,388,216. $277,187,252 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS*
Aerospace & Defense — 4.9%
Boeing Co. (The)	284,700	$20,672,067
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	378,700	9,073,652
General Dynamics Corp.	460,000	35,512,000
Lockheed Martin Corp.	285,000	23,717,700
Northrop Grumman Corp.	211,100	13,841,827
United Technologies Corp.	655,000	48,214,550

		151,031,796

Automobiles — 0.3%
Harley-Davidson, Inc.(a)	279,900	7,856,793

Beverages — 0.8%
PepsiCo, Inc.	362,205	23,963,483

Biotechnology — 0.6%
Amgen, Inc.*	300,000	17,928,000

Chemicals — 1.2%
Air Products & Chemicals, Inc.	195,000	14,420,250
Celanese Corp. (Class A Stock)	245,800	7,828,730
PPG Industries, Inc.	241,900	15,820,260

		38,069,240

Commercial Banks — 11.6%
Bank of America Corp.	5,565,654	99,346,924
Fifth Third Bancorp	1,315,000	17,870,850
KeyCorp	2,235,000	17,321,250
Northern Trust Corp.(a)	265,000	14,643,900
PNC Financial Services Group, Inc.(a)	1,006,900	60,111,930
Regions Financial Corp.	1,346,500	10,570,025
U.S. Bancorp	1,325,000	34,291,000
Wells Fargo & Co.	3,283,583	102,185,103

		356,340,982

Commercial Services — 0.8%
MasterCard, Inc. (Class A Stock)(a)	97,500	24,765,000

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	850,000	29,265,500

Computer Services & Software — 0.4%
Oracle Corp.	460,000	11,817,400

Computers — 3.0%
Hewlett-Packard Co.	920,000	48,898,000
International Business Machines Corp.	337,900	43,335,675

		92,233,675

Diversified Financial Services — 3.3%
American Express Co.	595,000	24,549,700
Capital One Financial Corp.	232,000	9,607,120
Citigroup, Inc.*	5,383,901	21,804,799
Goldman Sachs Group, Inc. (The)	270,000	46,070,100

		102,031,719

Diversified Manufacturing — 1.3%
General Electric Co.	2,240,000	40,768,000

Electric — 1.1%
Public Service Enterprise Group, Inc.	775,000	22,878,000
Southern Co.	355,000	11,771,800

		34,649,800

Electric Utilities — 3.5%
American Electric Power Co., Inc.	865,000	29,565,700
Edison International	321,900	10,999,323
Exelon Corp.	745,100	32,642,831
FPL Group, Inc.	280,850	13,573,481
PG&E Corp.	500,000	21,210,000

		107,991,335

Electronic Equipment & Instruments — 0.8%
Tyco Electronics Ltd. (Switzerland)(a)	852,425	23,424,639

Electronics — 0.4%
Thermo Fisher Scientific, Inc.*	225,000	11,574,000

Entertainment & Leisure — 0.5%
Carnival Corp. (Panama)	425,000	16,524,000

Financial Services — 3.2%
JPMorgan Chase & Co.	2,195,000	98,226,250

Food — 1.9%
Kellogg Co.(a)	330,000	17,631,900
Nestle SA (Switzerland)	665,000	34,057,284
Nestle SA, ADR (Switzerland)	125,000	6,400,000

		58,089,184

Food & Staples Retailing — 1.5%
Safeway, Inc.	774,100	19,244,126
Wal-Mart Stores, Inc.	460,800	25,620,480

		44,864,606

Healthcare Products — 1.2%
Boston Scientific Corp.*	1,315,000	9,494,300
Covidien PLC (Ireland)	265,000	13,324,200
Johnson & Johnson	212,688	13,867,258

		36,685,758

Healthcare Providers & Services — 0.4%
UnitedHealth Group, Inc.	385,000	12,577,950

Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	825,000	55,044,000

Household Durables — 0.1%
Fortune Brands, Inc.	81,200	3,939,012

Industrial Conglomerates — 1.0%
Tyco International Ltd. (Switzerland)	828,125	31,675,781

Insurance — 6.5%
Allstate Corp. (The)	503,900	16,281,009
Genworth Financial, Inc. (Class A Stock)*	883,300	16,199,722
Lincoln National Corp.	1,800,000	55,260,000
MetLife, Inc.	1,676,214	72,647,115
Travelers Cos., Inc. (The)	365,200	19,698,888
Unum Group	215,850	5,346,604
XL Capital Ltd. (Class A Stock) (Cayman Islands)	726,700	13,734,630

		199,167,968

Iron/Steel — 0.8%
United States Steel Corp.(a)	400,000	25,408,000

Machinery — 0.5%
Cummins, Inc.	224,100	13,882,995

Machinery & Equipment — 1.4%
PACCAR, Inc.(a)	1,004,700	43,543,698

Machinery — Construction & Mining — 0.7%
Caterpillar, Inc.(a)	330,000	20,740,500

Media — 1.6%
Comcast Corp. (Special Class A Stock)	1,169,200	21,010,524
Time Warner Cable, Inc.	231,056	12,317,595
Walt Disney Co. (The)	460,000	16,058,600

		49,386,719

Metals & Mining — 2.7%
BHP Billiton Ltd., ADR (Australia)	325,000	26,104,000
Freeport-McMoRan Copper & Gold, Inc.	405,000	33,833,700
Peabody Energy Corp.	515,000	23,535,500

		83,473,200

Multi-Line Retail — 0.6%
J.C. Penney Co., Inc.	579,700	18,648,949

Multi-Utilities — 0.1%
Wisconsin Energy Corp.	80,300	3,967,623

Oil & Gas Services — 1.4%
Halliburton Co.	1,410,000	42,483,300

Oil, Gas & Consumable Fuels — 13.3%
Anadarko Petroleum Corp.	790,000	57,535,700
Apache Corp. (Class A Stock)	495,000	50,242,500
Chevron Corp.	700,000	53,081,000
ConocoPhillips	464,300	23,758,231
Exxon Mobil Corp.(a)	840,000	56,263,200
Hess Corp.	755,000	47,225,250
Occidental Petroleum Corp.	665,000	56,219,100
Royal Dutch Shell PLC, ADR (United Kingdom)	692,400	38,310,492
Transocean Ltd. (Switzerland)*	330,000	28,505,400

		411,140,873

Pharmaceuticals — 6.1%
Abbott Laboratories	625,000	32,925,000
Bristol-Myers Squibb Co.	1,402,600	37,449,420
Eli Lilly & Co.	565,300	20,475,166
Merck & Co., Inc.	1,071,515	40,021,085
Pfizer, Inc.	3,301,800	56,625,870

		187,496,541

Real Estate Investment Trusts — 1.7%
AvalonBay Communities, Inc.(a)	262,500	22,666,875
Boston Properties, Inc.(a)	170,000	12,824,800
Vornado Realty Trust(a)	240,000	18,168,000

		53,659,675

Retail & Merchandising — 3.0%
Best Buy Co., Inc.(a)	1,050,000	44,667,000
Target Corp.	475,000	24,985,000
TJX Cos., Inc.	570,000	24,236,400

		93,888,400

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	920,000	20,479,200

Software — 2.3%
CA, Inc.(a)	1,232,419	28,924,874
Microsoft Corp.	1,473,250	43,122,027

		72,046,901

Specialty Retail — 2.1%
Gap, Inc. (The)	342,400	7,912,864
Home Depot, Inc. (The)	577,325	18,676,464
Limited Brands, Inc.	566,800	13,954,616
Staples, Inc.	1,000,000	23,390,000

		63,933,944

Telecommunications — 3.7%
AT&T, Inc.	875,000	22,610,000
Cisco Systems, Inc.*	660,000	17,179,800
Corning, Inc.	660,000	13,338,600
Rogers Communications, Inc. (Class B Stock) (Canada)(a)	675,000	23,037,750
Telefonaktiebolaget L.M. Ericsson, ADR (Sweden)(a)	1,300,000	13,559,000
Verizon Communications, Inc.	740,000	22,954,800

		112,679,950

Textiles, Apparel & Luxury Goods — 1.0%
Jones Apparel Group, Inc.	380,700	7,240,914
NIKE, Inc. (Class B Stock)(a)	320,000	23,520,000

		30,760,914

Tobacco — 0.5%
Philip Morris International, Inc.	306,250	15,974,000

Transportation — 0.9%
Union Pacific Corp.	395,000	28,953,500

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC, ADR (United Kingdom)(a)	1,049,300	24,438,197

TOTAL LONG-TERM INVESTMENTS (cost $2,530,993,099)		3,047,492,950

SHORT-TERM INVESTMENT — 10.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $317,309,885; includes $255,329,411 of cash collateral for securities on loan)(b)(w)	317,309,885	317,309,885

TOTAL INVESTMENTS — 109.2% (cost $2,848,302,984)		3,364,802,835

Liabilities in excess of other assets — (9.2)%		(283,970,719)

NET ASSETS — 100.0%		$3,080,832,116

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $246,723,653; cash collateral of $255,329,411 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$3,047,492,950	$—	$—
Affiliated Money Market Mutual Fund	317,309,885	—	—

Total	$3,364,802,835	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 97.2%

BANK LOANS(c)(g) — 1.9%

Automotive — 0.2%
Ford Motor Co.	Ba2	3.258%		12/15/13	$989	$953,305

Electronics — 0.1%
Palm, Inc.	B3	3.80%		04/24/14	646	521,148

Financial — Brokerage — 0.7%
Nuveen Investments, Inc.	B2	3.291%		11/13/14	2,277	2,082,286
Nuveen Investments, Inc.	Caa2	12.50%		07/31/15	750	797,500

						2,879,786

Healthcare Services — 0.5%
Biomet, Term B	B1	3.282%		03/25/15	1,975	1,940,389

Medical Supplies & Equipment — 0.2%
HCA, Inc., Term A	Ba3	1.79%		11/17/12	641	622,223

Textile & Apparel — 0.2%
Michael’s Stores	B3	2.537%		07/31/16	402	382,004
Michael’s Stores	B3	4.787%		07/31/14	541	525,707

						907,711

TOTAL BANK LOANS (cost $7,353,971)						7,824,562

CONVERTIBLE BONDS — 11.9%

Aerospace/Defense — 0.7%
Alliant Techsystems, Inc., Gtd. Notes	B1	2.75%		02/15/24	1,000	1,072,500
GenCorp, Inc., Sub. Notes	Caa1	2.25%		11/15/24	675	633,656
L-3 Communications Corp., Gtd. Notes	Ba2	3.00%		08/01/35	1,250	1,315,625

						3,021,781

Automotive — 0.2%
Ford Motor Co., Sr. Unsec’d. Notes	B3	4.25%		11/15/16	600	900,750

Beverages — 0.4%
Central European Distribution Corp., Sr. Unsec’d. Notes	B-(d)	3.00%		03/15/13	500	446,875
Molson Coors Brewing Co., Gtd. Notes	BBB-(d)	2.50%		07/30/13	1,250	1,357,812

						1,804,687

Biotechnology — 0.2%
Human Genome Sciences, Inc., Sub. Notes	NR	2.25%		10/15/11	350	700,000

Cable Television — 0.4%
General Cable Corp., Sub. Notes (4.50% until 11/15/19)	B2	2.25	%(e)	11/15/29	1,757	1,688,916

Computer Hardware — 0.8%
Intel Corp., Jr. Sub. Notes	A-(d)	2.95%		12/15/35	1,000	981,250
SanDisk Corp., Sr. Unsec’d. Notes(a)	B(d)	1.00%		05/15/13	2,850	2,461,687

						3,442,937

Computer Services & Software — 0.3%
NetApp, Inc., Sr. Unsec’d. Notes	NR	1.75%		06/01/13	1,200	1,405,500

Consumer Discretionary — 0.2%
UAL Corp., Gtd. Notes	CCC(d)	4.50%		06/30/21	625	616,563

Diversified Capital Goods — 0.2%
Ingersoll-Rand Co. Ltd., Gtd. Notes (Bermuda)	Baa1	4.50%		04/15/12	300	598,500

Electronic Components & Equipment — 0.4%
Itron, Inc., Sr. Sub. Notes	B-(d)	2.50%		08/01/26	1,500	1,837,500

Electronics — 0.3%
FLIR Systems, Inc., Sr. Unsec’d. Notes	NR	3.00%		06/01/23	400	1,022,500

Energy — 0.2%
Evergreen Solar, Inc., Sr. Unsec’d. Notes	NR	4.00%		07/15/13	550	281,187

Quicksilver Resources, Inc., Jr. Sub. Notes	B-(d)	1.875%		11/01/24	500	559,375

						840,562

Financial Service — 0.3%
Textron, Inc., Sr. Unsec’d. Notes	BBB-(d)	4.50%		05/01/13	800	1,388,000

Healthcare Products — 0.2%
NuVasive, Inc., Sr. Unsec’d. Notes	NR	2.25%		03/15/13	800	957,000

Hotels — 0.2%
Host Hotels & Resorts LP, Gtd. Notes, 144A	BB+(d)	2.625%		04/15/27	1,000	957,500

Integrated Energy — 0.2%
SunPower Corp., Sr. Unsec’d. Notes	NR	4.75%		04/15/14	650	618,313

Machinery — 0.3%
Roper Industries, Inc., Sr. Sub. Notes	Ba1	1.371	%(j)	01/15/34	2,000	1,435,000

Manufacturing — 0.2%
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%		03/15/18	800	800,000

Metals & Mining — 0.5%
Newmont Mining Corp., Gtd. Notes	BBB+(d)	1.25%		07/15/14	1,350	1,733,062
Patriot Coal Corp., Sr. Unsec’d. Notes	NR	3.25%		05/31/13	350	298,813

						2,031,875

Metals/Mining Excluding Steel — 0.4%
Placer Dome, Inc., Sr. Unsec’d. Notes (Canada)	Baa1	2.75%		10/15/23	1,000	1,571,250

Non-Food & Drug Retailers — 0.1%
Saks, Inc., Notes, 144A	NR	7.50%		12/01/13	230	411,988

Oil Field Equipment & Services — 0.2%
Hanover Compress Co., Sr. Unsec’d. Notes	B1	4.75%		01/15/14	1,000	951,250

Pharmaceuticals — 1.3%
BioMarin Pharmaceutical, Inc., Sr. Sub. Notes	B-(d)	2.50%		03/29/13	1,000	1,505,000
Gilead Sciences, Inc., Sr. Unsec’d. Notes	NR	0.625%		05/01/13	1,600	2,014,000
Teva Pharmaceutical Finance Co. BV, Gtd. Notes (Netherlands)	A3	1.75%		02/01/26	1,550	1,999,500

						5,518,500

Real Estate Investment Trusts — 0.2%
ProLogis, Sr. Notes	BBB-(d)	3.25%		03/15/15	650	653,250

Software Services — 1.3%
Blackboard, Inc., Sr. Unsec’d. Notes	BB-(d)	3.25%		07/01/27	750	757,500
EMC Corp., Sr. Unsec’d. Notes	A-(d)	1.75%		12/01/11	1,250	1,514,062
Salesforce.com, Inc., Sr. Unsec’d. Notes, 144A	NR	0.75%		01/15/15	600	625,500
Sybase, Inc., Sr. Unsec’d. Notes, 144A	NR	3.50%		08/15/29	1,250	1,489,063
Symantec Corp., Sr. Unsec’d. Notes	NR	0.75%		06/15/11	1,000	1,038,750

						5,424,875

Steel Producers/Products — 0.1%
ArcelorMittal, Sr. Unsec’d. Notes (Luxembourg)	Baa3	5.00%		05/15/14	370	587,375

Support Services — 0.4%
CRA International, Inc., Sr. Sub. Notes	NR	2.875%		06/15/34	1,500	1,520,625

Technology Services — 0.2%
Concur Technologies, Inc., Sr. Unsec’d. Notes, 144A	NR	2.50%		04/15/15	1,025	1,013,592

Telecommunications — 1.5%
Ciena Corp., Sr. Unsec’d. Notes	B(d)	0.25%		05/01/13	1,000	830,000
JDS Uniphase Corp., Sr. Unsec’d. Notes	NR	1.00%		05/15/26	1,500	1,355,625
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	NR	4.00%		10/01/14	2,000	2,715,000
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B1	8.375%		10/15/19	500	516,250
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B1	9.50%		08/15/16	600	655,500

						6,072,375

TOTAL CONVERTIBLE BONDS (cost $44,184,685)						49,792,964

CORPORATE OBLIGATIONS — 78.6%

Aerospace/Defense — 0.7%
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	1,575	1,531,687
Spirit Aerosystems, Inc., Gtd. Notes, 144A	B2	7.50%		10/01/17	400	410,000
Triumph Group, Inc., Gtd. Notes	Ba3	8.00%		11/15/17	539	539,000

Vought Aircraft Industry, Inc., Sr. Notes	B3	8.00%		07/15/11	650	653,250

						3,133,937

Airlines — 0.5%
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.50%		09/15/14	250	262,813
United Air Lines, Inc., Sec’d. Notes, 144A(a)	Caa2	12.00%		11/01/13	525	543,375
United Air Lines, Inc., Sr. Sec’d. Notes, 144A	B3	9.875%		08/01/13	1,250	1,312,500

						2,118,688

Auto Loans — 0.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.25%		10/25/11	775	801,266
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	B1	8.00%		06/01/14	1,500	1,579,134
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	9.875%		08/10/11	1,150	1,219,670

						3,600,070

Automobile Manufacturers — 0.3%
Navistar International Corp., Gtd. Notes	B1	8.25%		11/01/21	825	841,500
Oshkosh Corp., Gtd. Notes, 144A	B3	8.50%		03/01/20	375	388,125

						1,229,625

Automotive — 0.2%
Ford Motor Co., Sr. Unsec’d. Notes(a)	B3	7.45%		07/16/31	1,000	945,000

Automotive Parts & Equipment — 1.6%
Cooper-Standard Automotive, Inc., Gtd. Notes(i)	D(d)	8.375%		12/15/14	1,500	1,072,500
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	B1	10.50%		05/15/16	925	999,000
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%		08/15/14	950	869,250
Tenneco, Inc., Gtd. Notes(a)	Caa2	8.625%		11/15/14	1,000	1,015,000
TRW Automotive, Inc., Gtd. Notes, 144A	B3	7.25%		03/15/17	2,000	1,930,000
TRW Automotive, Inc., Sr. Notes, 144A(a)	B3	8.875%		12/01/17	675	699,469

						6,585,219

Banking — 2.4%
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.50%		04/01/15	225	226,877
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.00%		05/01/16	1,125	1,037,813
Fifth Third Capital Trust IV, Bank Gtd. Notes	Baa3	6.50	%(c)	04/15/37	1,250	1,053,125
General Motors Acceptance Corp., Inc., Gtd. Notes	B3	6.75%		12/01/14	1,000	995,000
General Motors Acceptance Corp., Inc., Gtd. Notes	B3	8.00%		11/01/31	375	358,125
General Motors Acceptance Corp., Inc., Gtd. Notes, 144A(a)	B3	8.30%		02/12/15	1,550	1,627,500
MU Finance PLC, Sr. Sec’d. Notes, 144A (United Kingdom)(a)	NR	8.375%		02/01/17	1,150	1,134,187
Provident Funding Associates, Sr. Sec’d. Notes, 144A	Ba3	10.25%		04/15/17	800	800,000
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.40%		10/21/19	400	399,834
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%		11/12/13	675	655,747
USB Capital IX, Ltd. Gtd. Notes	A3	6.189	%(c)	10/29/49	600	513,000
Zions Bancorporation, Unsec’d. Notes(a)	BBB-(d)	7.75%		09/23/14	1,450	1,462,499

						10,263,707

Beverages — 0.4%
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		05/15/17	1,850	1,896,250

Building & Construction — 0.8%
Beazer Homes USA, Inc., Gtd. Notes(a)	Caa2	6.50%		11/15/13	750	715,312
KB Home, Gtd. Notes	B1	9.10%		09/15/17	950	1,007,000
Lennar Corp., Gtd. Notes	B3	12.25%		06/01/17	800	974,000
William Lyon Homes, Inc., Gtd. Notes	Caa3	10.75%		04/01/13	625	542,188

						3,238,500

Building Materials — 0.8%
Belden, Inc., Gtd. Notes	Ba2	7.00%		03/15/17	1,250	1,231,250
Belden, Inc., Gtd. Notes, 144A	Ba2	9.25%		06/15/19	250	266,875
Building Materials Corp. of America, Gtd. Notes, 144A	B3	7.50%		03/15/20	500	498,750
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/20	750	757,634

Owens Corning, Gtd. Notes	Ba1	9.00%	06/15/19	450	530,283

					3,284,792

Cable Television — 0.4%
General Cable Corp., Gtd. Notes(a)	Ba3	7.125%	04/01/17	1,500	1,486,875

Chemicals — 3.4%
Ashland, Inc., Gtd. Notes, 144A	Ba1	9.125%	06/01/17	1,075	1,204,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.55%	05/15/19	1,500	1,814,611
Equistar Chemicals LP, Sr. Sec’d. Notes(i)	NR	7.55%	02/15/26	3,500	3,202,500
Huntsman International LLC, Sr. Sub. Notes, 144A	B3	8.625%	03/15/20	1,000	1,005,000
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	Caa3	8.50%	02/15/16	1,925	1,588,125
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes	Baa2	7.30%	01/15/28	1,800	1,927,510
Nalco Co., Sr. Notes, 144A	Ba2	8.25%	05/15/17	1,250	1,328,125
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%	11/15/14	1,250	1,262,500
Terra Capital, Inc., Gtd. Notes	B1	7.75%	11/01/19	675	815,063

					14,147,434

Clothing & Apparel — 0.9%
Jones Apparel Group, Inc., Sr. Unsec’d. Notes	Ba3	6.125%	11/15/34	1,150	937,250
Levi Strauss & Co., Sr. Unsec’d. Notes	B2	8.875%	04/01/16	2,750	2,873,750

					3,811,000

Commercial Services — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	B3	9.625%	03/15/18	350	365,750
Geo Group, Inc., (The), Gtd. Notes, 144A	B1	7.75%	10/15/17	250	255,000

					620,750

Computer Services & Software — 0.5%
Brocade Communications Systems, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.625%	01/15/18	1,000	1,017,500
Brocade Communications Systems, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.875%	01/15/20	600	612,000
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	500	487,500

					2,117,000

Consumer Discretionary — 0.2%
INVISTA, Sr. Unsec’d. Notes, 144A	Ba3	9.25%	05/01/12	900	911,250

Consumer Products & Services — 0.9%
ACCO Brands Corp., Sr. Sec’d. Notes, 144A	B2	10.625%	03/15/15	200	218,500
Elizabeth Arden, Inc., Gtd. Notes	B1	7.75%	01/15/14	1,500	1,503,750
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.375%	03/15/20	350	355,688
Whirlpool Corp., Unsec’d. Notes	Baa3	8.60%	05/01/14	1,650	1,914,886

					3,992,824

Diversified Capital Goods — 1.3%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	1,355	1,314,350
Mueller Water Products, Inc., Gtd. Notes(a)	B3	7.375%	06/01/17	1,450	1,308,625
Park-Ohio Industries, Inc., Gtd. Notes	Caa2	8.375%	11/15/14	741	653,932
RBS Global, Inc./Rexnord LLC, Gtd. Notes	Caa2	9.50%	08/01/14	1,750	1,820,000
Sensus Metering Systems, Inc., Gtd. Notes	B3	8.625%	12/15/13	500	510,000

					5,606,907

Diversified Operations — 0.2%
Brambles USA, Inc., Gtd. Notes, 144A	Baa1	5.35%	04/01/20	800	804,296

Electric — Generation — 0.8%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B3	8.375%	05/01/16	2,525	2,095,750
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	700	705,250
RRI Energy, Inc., Sr. Sec’d. Notes(a)	B1	6.75%	12/15/14	652	650,370

					3,451,370

Electric — Integrated — 1.1%
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	3,000	2,692,500
Nevada Power Co., General Refinance Mortgage	Baa3	5.875%	01/15/15	500	544,656
PSEG Power LLC, Gtd. Notes, 144A	Baa1	5.32%	09/15/16	1,237	1,289,631

					4,526,787

Electronic Components & Equipment — 2.0%
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%	10/15/17	1,500	1,522,500

Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB-(d)	5.50%		09/14/15	700	750,373
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	8.875%		12/15/14	1,700	1,623,500
KLA-Tencor Corp., Sr. Unsec’d. Notes	Baa1	6.90%		05/01/18	875	949,177
NXP BV/NXP Funding LLC, Gtd. Notes (Netherlands)	C	9.50%		10/15/15	500	495,000
NXP BV/NXP Funding LLC, Sr. Sec’d. Notes (Netherlands)	C	3.001	%(c)	10/15/13	450	421,875
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes(a)	Caa2	10.25%		11/01/15	3,500	2,432,500

						8,194,925

Energy — 0.4%
Quicksilver Resources, Inc., Gtd. Notes	B3	7.125%		04/01/16	750	712,500
Quicksilver Resources, Inc., Gtd. Notes	B2	8.25%		08/01/15	1,050	1,071,000

						1,783,500

Energy — Exploration & Production — 3.2%
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.25%		01/15/18	1,000	952,500
Cimarex Energy Co., Gtd. Notes	Ba3	7.125%		05/01/17	2,000	2,040,000
Forest Oil Corp., Gtd. Notes	B1	7.25%		06/15/19	2,330	2,341,650
Forest Oil Corp., Gtd. Notes	B1	8.50%		02/15/14	500	527,500
KCS Energy, Inc., Gtd. Notes	B3	7.125%		04/01/12	1,250	1,250,000
Kerr-McGee Corp., Gtd. Notes	Baa3	6.95%		07/01/24	2,550	2,836,508
Questar Market Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.80%		03/01/20	400	435,128
Range Resources Corp., Gtd. Notes	Ba3	7.25%		05/01/18	400	410,500
Range Resources Corp., Gtd. Notes	Ba3	8.00%		05/15/19	825	880,687
Ras Laffan Liquefied Natural Gas Co. Ltd. III., Sr. Sec’d. Notes, 144A (Qatar)	Aa2	5.50%		09/30/14	650	697,646
SEACOR Holdings, Inc., Sr. Unsec’d. Notes	Ba1	7.375%		10/01/19	1,050	1,080,821

						13,452,940

Entertainment & Leisure — 0.4%
Cinemark USA, Inc., Gtd. Notes	B3	8.625%		06/15/19	175	184,406
Speedway Motorsports, Inc., Gtd. Notes	Ba1	8.75%		06/01/16	1,375	1,464,375

						1,648,781

Environmental — 0.2%
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625%		08/15/16	700	710,500

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes	Baa2	5.90%		04/01/17	225	230,396

Financial Services — 2.3%
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B2	6.90%		12/15/17	700	613,136
Cantor Fitzgerald LP, Bonds, 144A	Baa3	7.875%		10/15/19	400	400,859
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%		05/15/40	1,500	1,634,676
CEDC Finance Corp. International, Inc., Sr. Sec’d. Notes, 144A(a)	B1	9.125%		12/01/16	1,000	1,055,000
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(d)	9.50%		12/14/16	250	258,712
FMR LLC, Sr. Unsec’d. Notes, 144A(a)	A2	5.35%		11/15/21	800	770,061
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.625%		09/15/15	600	613,354
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.75%		03/15/17	1,250	1,278,791
Lazard Group LLC, Sr. Unsec’d. Notes	Ba1	7.125%		05/15/15	700	734,998
LBI Escrow Corp., Sr. Sec’d. Notes, 144A	Ba3	8.00%		11/01/17	800	830,000
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.60%		08/15/19	1,000	1,142,892
Washington Mutual Bank, Sub. Notes(i)	NR	6.875%		06/15/11	1,350	8,438
ZFS Finance USA Trust, Jr. Sub. Notes, 144A	Baa1	6.50	%(c)	05/09/37	157	148,365

						9,489,282

Food & Drug Retailers — 2.3%
Duane Reade, Inc., Sr. Sec’d. Notes	Caa1	11.75%		08/01/15	500	633,125
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	B1	8.875%		05/15/17	2,100	2,194,500
Rite Aid Corp., Gtd. Notes(a)	Caa3	9.375%		12/15/15	1,150	989,000
Rite Aid Corp., Sr. Sec’d. Notes	Caa2	10.25%		10/15/19	650	693,875
Stater Brothers Holdings, Gtd. Notes	B2	8.125%		06/15/12	1,750	1,758,750
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.50%		11/15/14	2,000	2,030,000

Wendy’s / Arby’s Restaurants LLC, Gtd. Notes	B2	10.00%	07/15/16	1,200	1,290,000

					9,589,250

Food — Wholesale — 1.1%
Bumble Bee Foods LLC, Sr. Sec’d. Notes, 144A	B2	7.75%	12/15/15	1,350	1,366,875
Del Monte Corp., Gtd. Notes, 144A	Ba3	7.50%	10/15/19	350	367,063
Dole Food Co., Inc., Gtd. Notes(a)	B3	8.75%	07/15/13	1,875	1,954,687
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes	Caa2	10.625%	04/01/17	300	317,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsec’d. Notes, 144A	Caa2	9.25%	04/01/15	450	461,250

					4,467,125

Forestry/Paper — 1.7%
Boise Paper Holdings LLC/Boise Co-Issuer Co., Gtd. Notes, 144A	B2	8.00%	04/01/20	200	200,000
Boise Paper Holdings LLC/Boise Finance Co., Gtd. Notes, 144A	B2	9.00%	11/01/17	500	525,000
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	8.25%	05/01/16	1,500	1,635,000
Graphic Packaging International Corp., Gtd. Notes	B3	9.50%	08/15/13	1,400	1,435,000
Sealed Air Corp., Sr. Notes, 144A	Baa3	7.875%	06/15/17	1,000	1,085,826
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)(a)	B2	7.75%	04/01/15	1,500	1,470,000
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec’d. Notes	D(d)	8.00%	03/15/17	1,000	892,500

					7,243,326

Gaming — 3.5%
Boyd Gaming Corp., Sr. Sub. Notes(a)	B3	7.125%	02/01/16	1,075	897,625
Downstream Development Authority of The Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	Caa1	12.00%	10/15/15	625	568,750
Equinox Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	B2	9.50%	02/01/16	650	654,875
Isle of Capri Casinos, Inc., Gtd. Notes(a)	Caa1	7.00%	03/01/14	750	641,250
Las Vegas Sands Corp., Sr. Sec’d. Notes(a)	B3	6.375%	02/15/15	1,275	1,208,062
MGM Mirage, Gtd. Notes(a)	Caa1	6.75%	09/01/12	600	567,000
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	9.00%	03/15/20	250	257,500
Midwest Gaming Borrower LLC/Midwest Finance Corp., Sr. Sec’d. Notes, 144A	Caa1	11.625%	04/15/16	350	357,000
Mohegan Tribal Gaming Authority, Sr. Sec’d. Notes, 144A(a)	B1	11.50%	11/01/17	900	958,500
River Rock Entertainment Authority, Sr. Sec’d. Notes	B2	9.75%	11/01/11	2,505	2,310,862
Scientific Games Corp., Gtd. Notes	B1	6.25%	12/15/12	1,025	1,017,313
Scientific Games International, Inc., Gtd. Notes	B1	9.25%	06/15/19	850	898,875
Seneca Gaming Corp., Sr. Unsec’d. Notes(a)	Ba2	7.25%	05/01/12	1,500	1,481,250
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A	Caa2	9.375%	06/15/15	500	415,000
Snoqualmie Entertainment Authority, Sr. Sec’d. Notes, 144A	Caa3	9.125%	02/01/15	1,650	1,270,500
Station Casinos, Inc., Sr. Sub. Notes(i)	D(d)	6.50%	02/01/14	1,000	1,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage, 144A	Ba2	7.875%	11/01/17	1,000	1,017,500

					14,523,112

Gas Distribution — 3.2%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%	06/01/18	2,000	2,063,814
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.25%	02/15/16	675	720,562
El Paso Natural Gas Co., Sr. Unsec’d. Notes	Baa3	5.95%	04/15/17	1,250	1,302,101
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes(a)	Ba3	6.75%	05/01/14	1,350	1,336,500
Ferrellgas Partners LP, Sr. Unsec’d. Notes	B2	8.625%	06/15/20	550	551,375
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%	03/01/16	1,976	2,035,280
Markwest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes	B1	6.875%	11/01/14	1,539	1,508,220
Northwest Pipeline Corp., Sr. Unsec’d. Notes	Baa2	6.05%	06/15/18	175	189,868
Pacific Energy Partners LP/Pacific Energy Finance Corp., Gtd. Notes	Baa3	6.25%	09/15/15	500	515,409
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.875%	09/01/21	1,111	1,308,113

Williams Partners LP/Williams Partners Finance Co., Sr. Unsec’d. Notes	Baa3	7.25%		02/01/17	1,625	1,855,077

						13,386,319

Health Services — 2.1%
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba2	6.125%		12/15/14	1,250	1,262,500
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba2	8.00%		09/15/16	500	532,500
Hanger Orthopedic Group, Inc., Gtd. Notes	B3	10.25%		06/01/14	400	424,000
United Surgical Partners International, Inc., Gtd. Notes	Caa1	8.875%		05/01/17	2,250	2,334,375
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	1,135	1,206,305
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes, 144A(a)	B3	8.00%		02/01/18	1,600	1,556,000
VWR Funding, Inc., Gtd. Notes	Caa1	10.25%		07/15/15	1,584	1,679,438

						8,995,118

Healthcare Products — 0.4%
Bausch & Lomb, Inc., Sr. Unsec’d. Notes	Caa1	9.875%		11/01/15	1,500	1,586,250

Healthcare Services — 2.4%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17	750	826,875
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15	2,250	2,328,750
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15	600	612,000
Healthsouth Corp., Gtd. Notes(a)	Caa1	8.125%		02/15/20	1,300	1,293,500
National Mentor Holdings, Inc., Gtd. Notes	Caa1	11.25%		07/01/14	750	748,125
Select Medical Corp., Gtd. Notes	B3	7.625%		02/01/15	1,565	1,490,662
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%		04/15/15	1,750	1,798,125
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B2	8.875%		07/01/19	1,000	1,082,500

						10,180,537

Holding Company — Diversified — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	B1	7.75%		10/15/16	1,300	1,335,750

Hotels — 0.8%
Felcor Lodging LP, Sr. Sec’d. Notes(a)	B2	10.00%		10/01/14	400	412,000
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(a)	Caa1	11.25%		06/01/17	300	323,250
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.75%		08/15/15	1,000	1,020,572
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.75%		05/15/18	975	977,437
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	7.875%		10/15/14	500	541,250

						3,274,509

Insurance — 1.7%
AXA SA, Jr. Sub. Notes, 144A (France)	Baa1	6.379	%(c)	12/29/49	525	456,750
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.75	%(c)	06/15/58	2,500	2,800,000
MetLife Capital Trust X, Jr. Sub. Notes, 144A	Baa2	9.25	%(c)	04/08/38	2,000	2,250,000
USI Holdings Corp., Gtd. Notes, 144A	B3	4.125	%(c)	11/15/14	1,375	1,172,188
Willis North America, Inc., Gtd. Notes	Baa3	7.00%		09/29/19	625	654,491

						7,333,429

Internet Services — 0.3%
Equinix, Inc., Sub. Notes	Ba2	8.125%		03/01/18	1,200	1,242,000

Leisure — 0.4%
Gaylord Entertainment Co., Gtd. Notes(a)	Caa2	6.75%		11/15/14	650	622,375
Universal City Development Partners Ltd., Sr. Notes, 144A	B3	8.875%		11/15/15	500	503,750
Universal City Development Partners Ltd., Sr. Sub. Notes, 144A	B3	10.875%		11/15/16	375	391,875

						1,518,000

Machinery — 1.4%
Baldor Electric Co., Gtd. Notes	B3	8.625%		02/15/17	3,000	3,172,500
Gardner Denver, Inc., Gtd. Notes	B1	8.00%		05/01/13	1,625	1,633,125
Manitowoc Co., Inc. (The), Gtd. Notes(a)	Caa1	9.50%		02/15/18	1,000	1,042,500

						5,848,125

Media — Broadcasting — 0.5%
Discovery Communications LLC, Gtd. Notes(a)	Baa2	5.625%		08/15/19	550	574,150
Fox Acquisition Sub LLC, Sr. Notes, 144A	Caa3	13.375%		07/15/16	300	285,375
Salem Communications Corp., Sr. Sec’d. Notes	B2	9.625%		12/15/16	500	522,500

Sinclair Broadcast Group, Inc., Gtd. Notes	Caa1	8.00%		03/15/12	750	744,375

						2,126,400

Media — Cable — 1.1%
DISH DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	1,000	1,018,750
Mediacom Broadband LLC, Sr. Unsec’d. Notes(a)	B3	8.50%		10/15/15	2,500	2,556,250
Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 144A	B3	9.125%		08/15/19	1,000	1,031,250

						4,606,250

Media — Services — 1.2%
Affinion Group, Inc., Gtd. Notes	B3	10.125%		10/15/13	275	281,875
Affinion Group, Inc., Gtd. Notes(a)	Caa1	11.50%		10/15/15	750	768,750
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes(a)	Ba2	6.25%		11/15/14	1,860	1,871,625
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes	Ba2	10.00%		07/15/17	325	367,656
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	Caa1	11.50%		05/01/16	125	141,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes (Zero Coupon until 08/01/11)	Caa1	12.50	%(e)	08/01/16	450	427,500
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.50%		06/15/16	1,250	1,335,938

						5,194,594

Medical Supplies & Equipment — 1.4%
Centene Corp., Sr. Unsec’d. Notes	Ba2	7.25%		04/01/14	850	842,563
HCA, Inc., Sec’d. Notes	B2	9.125%		11/15/14	3,250	3,432,812
Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125%		02/10/19	725	768,414
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.00%		03/01/14	775	837,100

						5,880,889

Metals & Mining — 1.5%
Aleris International, Inc., Gtd. Notes(i)	D(d)	10.00%		12/15/16	1,025	4,613
Barrick Gold Corp., Sr. Unsec’d. Notes (Canada)	Baa1	6.95%		04/01/19	225	257,445
Consol Energy, Inc., Gtd. Notes, 144A	B1	8.25%		04/01/20	625	642,188
Essar Steel Algoma, Inc., Sr. Sec’d. Notes, 144A (Canada)	B3	9.375%		03/15/15	525	528,109
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	2,000	2,225,000
Murray Energy Corp., Gtd. Notes, 144A	Caa1	10.25%		10/15/15	1,000	1,025,000
Noranda Aluminium Acquisition Corp., Gtd. Notes	Caa1	5.274	%(c)	05/15/15	867	689,056
Steel Dynamics, Inc., Gtd. Notes, 144A(a)	Ba2	7.625%		03/15/20	750	768,750

						6,140,161

Metals/Mining Excluding Steel — 1.6%
Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom)	Baa1	9.375%		04/08/14	250	300,305
Arch Coal, Inc., Gtd. Notes, 144A	B1	8.75%		08/01/16	800	846,000
Foundation PA Coal Co. LLC, Gtd. Notes	Ba3	7.25%		08/01/14	575	585,063
Peabody Energy Corp., Gtd. Notes	Ba1	5.875%		04/15/16	1,500	1,492,500
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba1	9.75%		05/15/14	450	533,250
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba1	10.75%		05/15/19	2,500	3,062,500

						6,819,618

Non-Food & Drug Retailers — 2.6%
Brookstone Co., Inc., Sr. Sec’d. Notes	Caa3	12.00%		10/15/12	1,000	785,000
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.125%		11/15/23	668	673,845
JC Penney Corp., Inc., Sr. Unsec’d. Notes(a)	Ba1	7.95%		04/01/17	650	728,000
Limited Brands, Inc., Sr. Unsec’d. Notes	Ba3	6.90%		07/15/17	2,550	2,601,000
Limited Brands, Inc., Sr. Unsec’d. Notes	Ba3	7.60%		07/15/37	400	377,000
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Ba2	5.90%		12/01/16	2,200	2,194,500
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	6.375%		03/15/37	550	506,000
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	8.875%		07/15/15	725	819,250
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa2	6.25%		01/15/18	800	880,169
Toys R Us Property Co. I LLC, Gtd. Notes, 144A	B3	10.75%		07/15/17	425	473,875
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes, 144A	Ba2	8.50%		12/01/17	1,000	1,037,500

						11,076,139

Oil & Gas — 2.5%
Airgas, Inc., Gtd. Notes, 144A	Ba1	7.125%		10/01/18	275	302,500
Continental Resources, Inc., Gtd. Notes	B1	8.25%		10/01/19	1,620	1,717,200
Continental Resources, Inc., Gtd. Notes, 144A	B1	7.375%		10/01/20	200	198,250
Key Energy Services, Inc., Gtd. Notes	B1	8.375%		12/01/14	2,500	2,528,125

Motiva Enterprises LLC, Notes, 144A	A2	5.75%	01/15/20	225	235,530
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	6.50%	04/15/18	1,440	1,516,153
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	1,750	1,776,250
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.875%	03/01/18	1,000	1,044,349
Tesoro Corp., Gtd. Notes	Ba1	9.75%	06/01/19	1,000	1,045,000

					10,363,357

Oil Field Equipment & Services — 0.7%
Complete Production Services, Inc., Gtd. Notes(a)	B1	8.00%	12/15/16	750	742,500
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%	11/01/14	1,101	1,112,010
National-Oilwell Varco, Inc., Sr. Unsec’d. Notes	A3	6.125%	08/15/15	1,000	1,008,242

					2,862,752

Packaging — 1.7%
Crown Americas LLC/Crown Americas Capital Corp. II, Gtd. Notes, 144A	B1	7.625%	05/15/17	225	234,562
Crown Cork & Seal Co., Inc., Sr. Unsec’d. Notes	B2	7.375%	12/15/26	3,700	3,394,750
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes, 144A(a)	Caa1	8.25%	01/01/17	550	554,125
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	7.375%	05/15/16	1,000	1,050,000
Solo Cup Co., Gtd. Notes(a)	Caa2	8.50%	02/15/14	1,000	977,500
Vitro SAB de CV, Gtd. Notes (Mexico)(i)	NR	9.125%	02/01/17	2,000	905,000

					7,115,937

Paper & Forest Products — 0.3%
Cascades, Inc., Gtd. Notes, 144A (Canada)	Ba3	7.875%	01/15/20	250	250,625
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B1	11.50%	06/01/14	600	669,000
NewPage Corp., Sr. Sec’d. Notes	B2	11.375%	12/31/14	350	348,250

					1,267,875

Pharmaceuticals — 0.1%
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes, 144A	Baa1	4.90%	11/01/19	400	396,973

Real Estate Investment Trusts — 0.9%
DuPont Fabros Technology LP, Gtd. Notes, 144A	Ba2	8.50%	12/15/17	1,150	1,188,813
Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	04/15/20	275	275,854
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	Ba3	7.50%	02/15/20	400	404,000
ProLogis, Sr. Sec’d. Notes	Baa2	6.875%	03/15/20	1,225	1,209,977
ProLogis, Sr. Unsec’d. Notes	Baa2	5.625%	11/15/16	575	556,205

					3,634,849

Rental/Auto Equipment — 0.3%
United Rentals North America, Inc., Gtd. Notes	B3	10.875%	06/15/16	1,000	1,087,500

Restaurants — 0.4%
Denny’s Holdings, Inc., Gtd. Notes	Caa1	10.00%	10/01/12	1,000	1,020,000
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.00%	02/01/19	775	813,263

					1,833,263

Retail — 0.3%
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	1,000	1,006,250
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	400	402,000

					1,408,250

Software Services — 1.5%
First Data Corp., Gtd. Notes(a)	Caa1	9.875%	09/24/15	2,200	1,897,500
SunGard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	2,500	2,562,500
SunGard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.25%	08/15/15	1,600	1,682,000

					6,142,000

Steel Producers/Products — 0.8%
Algoma Acquisition Corp., Sr. Unsec’d. Notes, 144A (Canada)(a)	Caa2	9.875%	06/15/15	950	874,000
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.95%	12/15/25	1,850	1,781,948
United States Steel Corp., Sr. Notes	Ba2	7.375%	04/01/20	500	501,250

					3,157,198

Support Services — 0.7%
Corrections Corp. of America, Gtd. Notes(a)	Ba2	7.75%	06/01/17	1,800	1,881,000
JohnsonDiversey, Inc., Gtd. Notes, 144A	B3	8.25%	11/15/19	750	776,250

Travelport LLC, Gtd. Notes(a)	B3	9.875%		09/01/14	225	235,125

						2,892,375

Technology — 0.3%
Vangent, Inc., Gtd. Notes	Caa2	9.625%		02/15/15	1,500	1,395,000

Telecom — Integrated/Services — 1.5%
Cincinnati Bell, Inc., Gtd. Notes	B2	8.375%		01/15/14	2,415	2,484,431
Cincinnati Bell, Inc., Gtd. Notes	B2	8.75%		03/15/18	1,500	1,513,125
Level 3 Financing, Inc., Gtd. Notes, 144A	Caa1	10.00%		02/01/18	500	477,500
Syniverse Technologies, Inc., Gtd. Notes	B2	7.75%		08/15/13	1,750	1,763,125

						6,238,181

Telecommunications — 7.1%
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.75%		05/01/17	1,250	1,362,500
Digicel Group Ltd., Sr. Notes, 144A (Bermuda)	Caa1	10.50%		04/15/18	600	622,500
DigitalGlobe, Inc., Sr. Sec’d. Notes, 144A	Ba3	10.50%		05/01/14	2,095	2,257,362
GeoEye, Inc., Sr. Sec’d. Notes, 144A	B1	9.625%		10/01/15	1,375	1,405,937
Hughes Network Systems LLC/HNS Finance Corp., Gtd. Notes	B1	9.50%		04/15/14	2,100	2,149,250
Inmarsat Finance PLC, Gtd. Notes, 144A (United Kingdom)	Ba2	7.375%		12/01/17	475	494,000
Intelsat Luxembourg SA, Gtd. Notes (Bermuda)	Caa3	11.25%		02/04/17	1,000	1,057,500
iPCS, Inc., Sec’d. Notes	Ba3	4.249	%(c)	05/01/14	1,036	916,589
MasTec, Inc., Gtd. Notes	B1	7.625%		02/01/17	750	728,438
MetroPCS Wireless, Inc., Gtd. Notes(a)	B2	9.25%		11/01/14	2,750	2,811,875
NII Capital Corp., Gtd. Notes, 144A	B1	8.875%		12/15/19	970	1,005,162
NII Capital Corp., Gtd. Notes, 144A	B1	10.00%		08/15/16	950	1,040,250
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark)	B1	8.875%		05/01/16	2,000	2,145,000
Qwest Communications International, Inc., Gtd. Notes,144A	Ba3	8.00%		10/01/15	500	532,500
SBA Telecommunications, Inc., Gtd. Notes, 144A	Ba2	8.25%		08/15/19	500	532,500
Sprint Capital Corp., Gtd. Notes	Ba3	6.90%		05/01/19	4,000	3,660,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba3	8.375%		08/15/17	750	753,750
Telemar Norte Leste SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa2	9.50%		04/23/19	175	207,813
Valor Telecommunications Enterprises Finance Corp., Gtd. Notes	Baa3	7.75%		02/15/15	750	768,750
Viasat, Inc., Gtd. Notes, 144A	B1	8.875%		09/15/16	775	792,438
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	11.75%		07/15/17	2,325	2,569,125
Windstream Corp., Gtd. Notes	Ba3	7.00%		03/15/19	2,230	2,079,475

						29,892,714

Textile & Apparel — 0.4%
Quicksilver, Inc., Gtd. Notes(a)	Caa2	6.875%		04/15/15	1,925	1,780,625

Transportation — 0.2%
Bristow Group, Inc., Gtd. Notes	Ba2	6.125%		06/15/13	775	773,063

Utilities — 0.4%
Edison Mission Energy, Sr. Unsec’d. Notes	B2	7.00%		05/15/17	625	435,938

Edison Mission Energy, Sr. Unsec’d. Notes	B2	7.75%	06/15/16	1,875	1,368,750

					1,804,688

TOTAL CORPORATE OBLIGATIONS (cost $320,558,468)					329,696,106

	Shares
COMMON STOCKS — 0.4%

Insurance — 0.1%
MetLife, Inc.	15,000	650,100

Telecommunications — 0.3%
Charter Communications, Inc. (Class A Stock)*	37,152	1,281,744

TOTAL COMMON STOCKS (cost $2,351,573)		1,931,844

PREFERRED STOCKS — 4.4%

Banking — 1.4%
Bank of America Corp., 7.25%, CVT	2,500	2,437,500
Citigroup, Inc., 7.50%, CVT	16,000	1,950,080
Fifth Third Bancorp, 8.50%, CVT	10,500	1,429,890

		5,817,470

Financial Services — 0.6%
AMG Capital Trust I, 5.10%, CVT	25,000	1,050,000
Vale Capital Ltd., 5.50%, CVT	25,000	1,423,750

		2,473,750

Food — Wholesale — 0.1%
Bunge Ltd., 4.875%, CVT	8,000	710,000

Gas Distribution — 1.1%
El Paso Corp., 4.99%, CVT	2,430	2,382,008
Williams Cos., Inc., 5.50%, CVT	20,000	2,137,500

		4,519,508

Insurance — 0.2%
Hartford Financial Services Group, Inc. 7.25%, CVT	28,100	743,526

Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT	10,000	1,159,700

Pharmaceuticals — 0.5%
Mylan, Inc., 6.50%, CVT	1,500	2,040,000

Retail & Merchandising — 0.2%
Archer-Daniels-Midland Co., 6.25%	20,000	817,400

U.S. Government Agency Obligation
Federal National Mortgage Assoc. 0.285%(c)	33,500	42,545

Federal National Mortgage Assoc., 8.75%, CVT(c)	25,000	40,000

		82,545

TOTAL PREFERRED STOCKS (cost $17,749,826)		18,363,899

	Units
WARRANT(m)*

Telecommunications
Charter Communications, Inc., expiring 11/30/14 (cost $2,808,746)	7,325	45,781

RIGHTS(m)*

Chemicals
Equistar Chemicals LP, expiring 04/15/10 (cost $0)	105	—

TOTAL LONG-TERM INVESTMENTS (cost $395,007,269)		407,655,156

	Shares
SHORT-TERM INVESTMENT — 14.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $61,918,277; includes $54,643,226 of cash collateral for securities on loan)(b)(w)	61,918,277	61,918,277

TOTAL INVESTMENTS—111.9% (cost $456,925,546)		469,573,433

Liabilities in excess of other assets — (11.9)%		(50,069,919)

NET ASSETS — 100.0%		$419,503,514

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2010. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $52,607,126; cash collateral of $54,643,226 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(e)	The rate shown reflects the coupon rate after the step date.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2010.

(m)	The amount represents fair value of derivative subject to equity contracts risk exposure as of March 31, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,931,844	$—	$—
Preferred Stocks	18,363,899	—	—
Warrant	45,781	—	—
Rights	—	—	—
Bank Loans	—	7,824,562	—
Convertible Bonds	—	49,792,964	—
Corporate Obligations	—	329,696,106	—
Affiliated Money Market Mutual Fund	61,918,277	—	—

Total	$82,259,801	$387,313,632	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%

COMMON STOCKS — 98.7%

Aerospace & Defense — 2.8%
General Dynamics Corp.	894,330	$69,042,276

Apparel — 4.1%
NIKE, Inc. (Class B Stock)(a)	1,172,783	86,199,550
Polo Ralph Lauren Corp.	173,345	14,741,259

		100,940,809

Banks — 13.7%
Itau Unibanco Holding SA, ADR (Brazil)	1,965,423	43,219,652
JPMorgan Chase & Co.	1,847,666	82,683,054
PNC Financial Services Group, Inc.	856,103	51,109,349
U.S. Bancorp	1,961,918	50,774,438
Wells Fargo & Co.	3,428,454	106,693,488

		334,479,981

Biotechnology — 1.0%
Gilead Sciences, Inc.*	532,102	24,199,999

Chemicals — 11.3%
Air Products & Chemicals, Inc.	255,176	18,870,265
Dow Chemical Co. (The)	3,523,108	104,178,304
Potash Corp. of Saskatchewan, Inc. (Canada)	339,835	40,559,307
PPG Industries, Inc.	651,032	42,577,493
Praxair, Inc.	862,115	71,555,545

		277,740,914

Computers — 8.1%
Apple, Inc.*	585,744	137,608,838
EMC Corp.*(a)	2,284,265	41,208,141
Research In Motion Ltd. (Canada)*(a)	254,873	18,847,858

		197,664,837

Diversified Financial Services — 1.5%
American Express Co.	890,316	36,734,438

Diversified Manufacturing — 0.6%
Danaher Corp.	181,722	14,521,405

Entertainment & Leisure — 1.7%
Wynn Resorts Ltd.(a)	541,610	41,070,286

Financial Services — 9.8%
Goldman Sachs Group, Inc. (The)	503,313	85,880,297
MasterCard, Inc. (Class A Stock)	296,145	75,220,830
Visa, Inc. (Class A Stock)	873,279	79,494,588

		240,595,715

Healthcare Products — 2.0%
Johnson & Johnson	758,340	49,443,768

Internet — 10.9%
Amazon.com, Inc.*	598,643	81,253,814
Baidu, Inc., ADR (Cayman Islands)*	112,940	67,425,180
Google, Inc. (Class A Stock)*	150,882	85,551,603
priceline.com, Inc.*(a)	123,625	31,524,375

		265,754,972

Media — 0.9%
DIRECTV (Class A Stock)*	623,945	21,095,581

Mining — 2.4%
BHP Billiton PLC, ADR (United Kingdom)(a)	842,269	57,636,468

Oil & Gas — 6.0%
EOG Resources, Inc.	651,947	60,591,954
Transocean Ltd. (Switzerland)*	988,363	85,374,796

		145,966,750

Oil & Gas Services — 1.1%
National Oilwell Varco, Inc.	690,829	28,033,841

Pharmaceuticals — 2.1%
Merck & Co., Inc.	1,410,581	52,685,200

Railroads — 4.0%
Union Pacific Corp.	1,323,347	97,001,335

Restaurants — 3.6%
McDonald’s Corp.	1,307,089	87,208,978

Retail — 1.7%
Nordstrom, Inc.	485,166	19,819,031
Tiffany & Co.	450,168	21,378,478

		41,197,509

Telecommunications — 5.3%
American Tower Corp. (Class A Stock)*	887,111	37,799,800
Cisco Systems, Inc.*	3,019,079	78,586,626
Crown Castle International Corp.*(a)	350,432	13,397,015

		129,783,441

Transportation — 4.1%
FedEx Corp.	710,206	66,333,240
Norfolk Southern Corp.	625,086	34,936,057

		101,269,297

TOTAL COMMON STOCKS
(cost $1,920,381,307)		2,414,067,800

PREFERRED STOCK — 0.3%

Banks
Wells Fargo & Co., 8.00%(a) (cost $5,673,164)	297,374	8,118,310

TOTAL LONG-TERM INVESTMENTS (cost $1,926,054,471)		2,422,186,110

SHORT-TERM INVESTMENT — 6.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $157,573,027; includes $141,625,645 of cash collateral for securities on loan)(b)(w)	157,573,027	157,573,027

TOTAL INVESTMENTS — 105.4% (cost $2,083,627,498)	2,579,759,137

Liabilities in excess of other assets — (5.4)%	(132,499,640)

NET ASSETS — 100.0%	$2,447,259,497

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $137,023,184; cash collateral of $141,625,645 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$2,414,067,800	$—	$—
Preferred Stock	8,118,310	—	—
Affiliated Money Market Mutual Fund	157,573,027	—	—

Total	$2,579,759,137	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%

COMMON STOCKS

Austria — 0.6%
Erste Group Bank AG	24,479	$1,028,252

Canada — 1.6%
Canadian National Railway Co.	41,762	2,530,360

Czech Republic — 0.3%
Komercni Banka A/S	2,596	526,840

France — 10.7%
Air Liquide SA	16,099	1,932,628
AXA SA	65,080	1,447,726
Cie Generale d’Optique Essilor International SA	10,980	701,025
Danone SA	27,273	1,642,908
GDF Suez	42,222	1,630,986
Legrand SA	50,120	1,583,385
LVMH Moet Hennessy Louis Vuitton SA	26,630	3,112,672
Pernod-Ricard SA	18,609	1,580,199
Schneider Electric SA	19,956	2,340,662
Total SA	25,890	1,502,947

		17,475,138

Germany — 6.3%
Bayer AG	32,079	2,169,854
Beiersdorf AG	10,160	607,709
Deutsche Boerse AG	20,600	1,526,956
Linde AG	35,200	4,199,962
Merck KGaA	20,930	1,696,156

		10,200,637

India — 0.4%
ICICI Bank Ltd., ADR(a)	16,040	684,908

Ireland — 1.3%
Accenture PLC (Class A Stock)	49,770	2,087,851

Italy — 0.3%
Intesa Sanpaolo SpA*	136,864	509,742

Japan — 5.7%
Aeon Credit Service Co. Ltd.	33,500	397,743
Canon, Inc.	37,300	1,727,554
Hirose Electric Co. Ltd.	3,600	415,103
Hoya Corp.	71,100	1,953,748
INPEX Corp.	180	1,320,783
Kao Corp.	62,300	1,579,324
LAWSON, Inc.	9,100	388,373
Shin-Etsu Chemical Co. Ltd.	26,400	1,533,340

		9,315,968

Netherlands — 4.9%
Akzo Nobel NV	14,430	822,380
Heineken NV	85,880	4,413,590
TNT NV	71,974	2,063,816
Wolters Kluwer NV	33,250	721,020

		8,020,806

Singapore — 0.6%
Singapore Telecommunications Ltd.	422,040	956,336

South Korea — 1.3%
Samsung Electronics Co. Ltd.	3,016	2,180,466

Sweden — 1.0%
Svenska Cellulosa AB (SCA) (Class B Stock)	113,400	1,598,776

Switzerland — 11.1%
Actelion Ltd.*	7,591	345,353
Alcon, Inc.	2,770	447,521
Compagnie Financiere Richemont SA (Class A Stock)	52,198	2,021,286
Givaudan SA	2,058	1,805,434
Julius Baer Group Ltd.	44,310	1,607,414
Nestle SA	99,787	5,110,488
Roche Holding AG	23,510	3,812,794
Sonova Holding AG	3,007	373,594
Swiss Reinsurance Co. Ltd.*	21,730	1,069,601
UBS AG*	90,415	1,469,758

		18,063,243

United Kingdom — 9.8%
Burberry Group PLC	142,580	1,545,926
Diageo PLC	181,415	3,044,781
Ladbrokes PLC	234,785	566,494
Reckitt Benckiser Group PLC	62,830	3,448,604
Royal Dutch Shell PLC (Class A Stock)	40,810	1,180,402
Smiths Group PLC	62,014	1,069,045
Standard Chartered PLC	59,609	1,625,955
Tesco PLC	111,627	737,624
William Hill PLC	263,470	844,409
WPP PLC	178,153	1,846,467

		15,909,707

United States — 41.3%
3M Co.	38,080	3,182,346
Abercrombie & Fitch Co. (Class A Stock)	23,730	1,083,037
American Express Co.	33,730	1,391,700
Bank of New York Mellon Corp. (The)	108,010	3,335,349
Chevron Corp.	18,230	1,382,381
Cisco Systems, Inc.*	112,420	2,926,293
DENTSPLY International, Inc.	36,220	1,262,267
DST Systems, Inc.	11,900	493,255
General Mills, Inc.	27,760	1,965,130
Goldman Sachs Group, Inc. (The)	9,270	1,581,740
Harley-Davidson, Inc.	21,870	613,891
Honeywell International, Inc.	38,010	1,720,713
Intel Corp.	73,670	1,639,894
International Flavors & Fragrances, Inc.	10,980	523,417
J.M. Smucker Co. (The)	29,874	1,800,207
Johnson & Johnson	28,480	1,856,896
Medtronic, Inc.	63,250	2,848,147
Monsanto Co.	11,180	798,476
National Oilwell Varco, Inc.	35,610	1,445,054
NIKE, Inc. (Class B Stock)(a)	46,030	3,383,205
Omnicom Group, Inc.	57,620	2,236,232
Oracle Corp.	135,710	3,486,390
PepsiCo, Inc.	23,170	1,532,927
Praxair, Inc.	10,900	904,700
Procter & Gamble Co. (The)	29,914	1,892,659
Rockwell Automation, Inc.	14,640	825,110

Sally Beauty Holdings, Inc.*	37,950	338,514
Sherwin-Williams Co. (The)	12,270	830,434
St. Jude Medical, Inc.*	45,120	1,852,176
State Street Corp.	68,850	3,107,889
Synthes, Inc.	11,400	1,422,838
Thermo Fisher Scientific, Inc.*(a)	33,810	1,739,186
United Parcel Service, Inc. (Class B Stock)	30,740	1,979,963
Walgreen Co.	70,670	2,621,150
Walt Disney Co. (The)	94,660	3,304,580
Waters Corp.*	31,150	2,103,871
Zimmer Holdings, Inc.*	32,460	1,921,632

		67,333,649

TOTAL LONG-TERM INVESTMENTS (cost $151,458,884)		158,422,679

SHORT-TERM INVESTMENT — 5.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,478,100; includes $5,169,740 of cash collateral for securities on loan)(b)(w)	8,478,100	8,478,100

TOTAL INVESTMENTS — 102.4% (cost $159,936,984)		166,900,779

Liabilities in excess of other assets — (2.4)%		(3,872,757)

NET ASSETS — 100.0%		$163,028,022

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $5,002,718; cash collateral of $5,169,740 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Austria	$1,028,252	$—	$—
Canada	2,530,360	—	—
Czech Republic	526,840	—	—
France	17,475,138	—	—
Germany	10,200,637	—	—
India	684,908	—	—
Ireland	2,087,851	—	—
Italy	509,742	—	—
Japan	9,315,968	—	—
Netherlands	8,020,806	—	—
Singapore	956,336	—	—
South Korea	2,180,466	—	—
Sweden	1,598,776	—	—
Switzerland	18,063,243	—	—
United Kingdom	15,909,707	—	—
United States	67,333,649	—	—
Affiliated Money Market Mutual Fund	8,478,100	—	—

Total	$166,900,779	$—	$—

Fair Value of Level 2 investments at 12/31/09 was $77,429,933. $66,616,444 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

Chemicals	9.5%
Financial — Bank & Trust	7.2
Food	6.9
Beverages	6.5
Retail & Merchandising	6.1
Affiliated Money Market Mutual Fund (3.2% represents investments purchased with collateral from securities on loan)	5.2
Consumer Products & Services	4.7
Diversified Manufacturing	4.2
Financial Services	3.8
Computer Services & Software	3.7
Healthcare Products	3.6
Pharmaceuticals	3.6
Entertainment & Leisure	3.2
Medical Supplies & Equipment	2.9
Oil & Gas	2.7
Transportation	2.5
Oil, Gas & Consumable Fuels	2.4
Electronic Components & Equipment	2.4
Telecommunications	2.4
Electronics	2.4
Semiconductors	2.3
Conglomerates	1.9
Railroads	1.6
Insurance	1.6
Media	1.5
Advertising	1.4
Industrial Products	1.2
Medical Products	1.2
Office Equipment	1.1
Paper & Forest Products	1.0
Clothing & Apparel	1.0
Commercial Banks	0.4
Electronic Equipment & Instruments	0.3

102.4
Liabilities in excess of other assets	(2.4)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%

COMMON STOCKS

Aerospace & Defense — 2.3%
Goodrich Corp.	239,800	$16,910,696
United Technologies Corp.	279,560	20,578,412

		37,489,108

Banks — 1.0%
Bank of America Corp.	416,630	7,436,845
Goldman Sachs Group, Inc. (The)	53,700	9,162,831

		16,599,676

Beverages — 3.9%
Coca-Cola Co. (The)	228,580	12,571,900
Dr. Pepper Snapple Group, Inc.	356,190	12,527,202
Heineken NV (Netherlands)	255,450	13,128,222
PepsiCo, Inc.	408,600	27,032,976

		65,260,300

Biotechnology — 0.9%
Alexion Pharmaceuticals, Inc.*	151,270	8,224,550
Amgen, Inc.*	114,680	6,853,277

		15,077,827

Chemicals — 1.9%
Mosaic Co. (The)	42,350	2,573,609
Praxair, Inc.	250,750	20,812,250
Sherwin-Williams Co. (The)	126,000	8,527,680

		31,913,539

Commercial Services — 2.3%
DeVry, Inc.(a)	126,630	8,256,276
MasterCard, Inc. (Class A Stock)	95,810	24,335,740
Moody’s Corp.(a)	191,460	5,695,935

		38,287,951

Computer Hardware — 6.5%
Apple, Inc.*	308,400	72,452,412
Hewlett-Packard Co.	488,560	25,966,964
International Business Machines Corp.	83,180	10,667,835

		109,087,211

Computer Services & Software — 3.0%
Autodesk, Inc.*	334,010	9,826,574
Cognizant Technology Solutions Corp. (Class A Stock)*	208,470	10,627,801
EMC Corp.*	1,202,140	21,686,606
Intuit, Inc.*(a)	219,930	7,552,396

		49,693,377

Computers — 1.3%
Accenture PLC (Class A Stock) (Ireland)	417,970	17,533,842
Dell, Inc.*	279,630	4,197,246

		21,731,088

Conglomerates — 1.1%
3M Co.	109,930	9,186,850
Honeywell International, Inc.	186,420	8,439,233

		17,626,083

Containers & Packaging — 0.2%
Owens-Illinois, Inc.*	71,100	2,526,894

Cosmetics & Toiletries — 2.4%
Avon Products, Inc.	299,850	10,155,920
Colgate-Palmolive Co.	98,340	8,384,468
Procter & Gamble Co. (The)	341,470	21,604,807

		40,145,195

Diversified Financial Services — 2.5%
Affiliated Managers Group, Inc.*	186,220	14,711,380
American Express Co.	398,800	16,454,488
Franklin Resources, Inc.	91,420	10,138,478

		41,304,346

Electrical Equipment — 0.1%
Cooper Industries PLC (Ireland)	35,770	1,714,814

Electronic Components & Equipment — 0.8%
Agilent Technologies, Inc.*	75,430	2,594,037
Tyco Electronics Ltd. (Switzerland)	401,410	11,030,747

		13,624,784

Entertainment & Leisure — 1.7%
Carnival Corp. (Panama)	218,700	8,503,056
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	97,030	3,822,012
International Game Technology(a)	243,820	4,498,479
Royal Caribbean Cruises Ltd. (Liberia)*(a)	344,210	11,355,488

		28,179,035

Farming & Agriculture — 1.2%
Monsanto Co.	284,200	20,297,564

Financial — Brokerage — 0.8%
Visa, Inc. (Class A Stock)	147,050	13,385,961

Financial Services — 2.5%
Bank of New York Mellon Corp. (The)	446,650	13,792,552
Charles Schwab Corp. (The)	353,360	6,604,298
CME Group, Inc.	31,720	10,027,009
JPMorgan Chase & Co.	269,090	12,041,778

		42,465,637

Food — 0.5%
Nestle SA (Switzerland)	163,077	8,351,819

Healthcare Products — 1.4%
Johnson & Johnson	167,510	10,921,652
Patterson Cos., Inc.	401,900	12,478,995

		23,400,647

Healthcare Services — 0.6%
Lincare Holdings, Inc.*(a)	215,740	9,682,411

Hotels & Motels — 0.7%
Las Vegas Sands Corp.*(a)	236,530	5,002,610
Marriott International, Inc. (Class A Stock)	192,500	6,067,600

		11,070,210

Household Products/Wares — 0.4%
Church & Dwight Co., Inc.	108,180	7,242,651

Insurance — 1.2%
AFLAC, Inc.	287,890	15,629,548
MetLife, Inc.	119,320	5,171,329

		20,800,877

Internet Services — 5.9%
Amazon.com, Inc.*	147,660	20,041,892
Baidu.com, ADR (China)*	5,680	3,390,960
eBay, Inc.*	153,940	4,148,683
Google, Inc. (Class A Stock)*	87,960	49,874,200
priceline.com, Inc.*(a)	23,210	5,918,550
VeriSign, Inc.*	544,330	14,158,023

		97,532,308

Machinery — 0.5%
Cummins, Inc.	121,250	7,511,438

Machinery & Equipment — 1.8%
Bucyrus International, Inc.	72,020	4,752,600
Caterpillar, Inc.(a)	84,000	5,279,400
Rockwell Automation, Inc.	74,580	4,203,329
Thermo Fisher Scientific, Inc.*	315,810	16,245,266

		30,480,595

Media — 3.2%
DIRECTV (Class A Stock)*	251,260	8,495,101
Discovery Communications, Inc. (Class A Stock)*(a)	401,570	13,569,050
Time Warner Cable, Inc.	224,100	11,946,771
Walt Disney Co. (The)	551,360	19,247,977

		53,258,899

Medical Supplies & Equipment — 4.5%
Abbott Laboratories	336,960	17,751,053
Baxter International, Inc.	213,790	12,442,578
Covidien PLC (Ireland)	263,580	13,252,802
Genzyme Corp.*(a)	104,920	5,438,004
Inverness Medical Innovations, Inc.*(a)	126,970	4,945,482
Medtronic, Inc.	368,750	16,604,812
St. Jude Medical, Inc.*	102,560	4,210,088

		74,644,819

Metals & Mining — 1.9%
BHP Billiton Ltd., ADR (Australia)	41,400	3,325,248
Precision Castparts Corp.	162,600	20,603,046
Teck Resources Ltd. (Class B Stock) (Canada)*	165,820	7,223,119

		31,151,413

Miscellaneous Manufacturing — 1.7%
Danaher Corp.	347,160	27,741,556

Network/Hardware — 5.1%
Cisco Systems, Inc.*	1,966,520	51,188,516
Corning, Inc.	547,500	11,064,975
Juniper Networks, Inc.*(a)	322,890	9,906,265
QUALCOMM, Inc.	291,860	12,255,201

		84,414,957

Oil & Gas — 3.4%
Apache Corp.	50,300	5,105,450
EOG Resources, Inc.	35,900	3,336,546
Halliburton Co.	216,260	6,515,914
Occidental Petroleum Corp.	88,380	7,471,645
Oceaneering International, Inc.*	37,800	2,399,922
Schlumberger Ltd. (Netherlands)	365,970	23,224,456
Southwestern Energy Co.*	207,860	8,464,059

		56,517,992

Petroleum Exploration & Production — 0.6%
Anadarko Petroleum Corp.	134,760	9,814,571

Pharmaceuticals — 6.7%
Allergan, Inc.	271,360	17,725,235
Celgene Corp.*(a)	227,640	14,104,574
Express Scripts, Inc.*	211,750	21,547,680
Gilead Sciences, Inc.*	403,320	18,342,994
Mead Johnson Nutrition Co. (Class A Stock)	192,250	10,002,767
Medco Health Solutions, Inc.*	128,200	8,276,592
Shire PLC, ADR (United Kingdom)(a)	12,550	827,798
Teva Pharmaceutical Industries Ltd., ADR (Israel)	325,670	20,543,264

		111,370,904

Restaurants — 1.2%
Darden Restaurants, Inc.	153,250	6,825,755
McDonald’s Corp.	205,780	13,729,642

		20,555,397

Retail — 0.8%
Limited Brands, Inc.	458,730	11,293,933
Phillips-Van Heusen Corp.	43,900	2,518,104

		13,812,037

Retail & Merchandising — 7.0%
Kohl’s Corp.*	208,140	11,401,909
Lowe’s Cos., Inc.	68,750	1,666,500
NIKE, Inc. (Class B Stock)(a)	308,340	22,662,990
Staples, Inc.	457,050	10,690,399
Target Corp.	451,160	23,731,016
TJX Cos., Inc.	158,050	6,720,286
Wal-Mart Stores, Inc.	329,330	18,310,748
Walgreen Co.	570,640	21,165,038

		116,348,886

Semiconductors — 3.0%
Broadcom Corp. (Class A Stock)(a)	460,350	15,274,413
Intel Corp.	948,660	21,117,172
Microchip Technology, Inc.(a)	264,190	7,439,590
Samsung Electronics Co. Ltd., GDR, 144A (South Korea)	18,731	6,770,940

		50,602,115

Software — 4.3%
Adobe Systems, Inc.*	492,130	17,406,638
Microsoft Corp.	741,010	21,689,363
Oracle Corp.	1,282,950	32,958,985

		72,054,986

Telecommunications — 0.7%
American Tower Corp. (Class A Stock)*	292,920	12,481,321

Tobacco — 1.5%
Philip Morris International, Inc.	477,890	24,926,742

Toys — 0.3%
Hasbro, Inc.	131,810	5,045,687

Transportation — 2.1%
CSX Corp.	81,100	4,127,990
Union Pacific Corp.	235,660	17,273,878
United Parcel Service, Inc. (Class B Stock)	204,500	13,171,845

		34,573,713

TOTAL LONG-TERM INVESTMENTS (cost $1,516,252,035)		1,621,799,341

SHORT-TERM INVESTMENT — 8.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(cost $146,213,134; includes $100,488,683 of cash collateral for securities on loan)(b)(w)	146,213,134	146,213,134

TOTAL INVESTMENTS — 106.2% (cost $1,662,465,169)		1,768,012,475

Liabilities in excess of other assets — (6.2)%		(102,440,378)

NET ASSETS — 100.0%		$1,665,572,097

The following abbreviations are used in the Portfolio description:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $97,256,070; cash collateral of $100,488,683 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,621,799,341	$—	$—
Affiliated Money Market Mutual Fund	146,213,134	—	—

Total	$1,768,012,475	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%

COMMON STOCKS

Aerospace & Defense — 2.5%
Goodrich Corp.	42,200	$2,975,944
TransDigm Group, Inc.	87,257	4,628,111

		7,604,055

Automotive Parts — 1.8%
BorgWarner, Inc.*	147,400	5,627,732

Banks — 1.6%
KeyCorp	278,700	2,159,925
Northern Trust Corp.	46,800	2,586,168

		4,746,093

Building Materials — 0.8%
Masco Corp.	152,600	2,368,352

Chemicals — 1.8%
Eastman Chemical Co.	39,200	2,496,256
Valspar Corp. (The)	99,900	2,945,052

		5,441,308

Clothing & Apparel — 1.5%
VF Corp.	55,800	4,472,370

Commercial Services — 1.9%
Convergys Corp.*	238,200	2,920,332
United Rentals, Inc.*(a)	297,349	2,789,134

		5,709,466

Computer Services & Software — 4.3%
Autodesk, Inc.*	57,600	1,694,592
Computer Sciences Corp.*	108,687	5,922,355
Global Payments, Inc.(a)	54,800	2,496,140
Sybase, Inc.*	33,100	1,543,122
Teradata Corp.*	51,400	1,484,946

		13,141,155

Construction — 2.3%
D.R. Horton, Inc.	167,700	2,113,020
Pulte Group, Inc.*(a)	218,000	2,452,500
URS Corp.*	51,200	2,540,032

		7,105,552

Consumer Products & Services — 0.8%
Scotts Miracle-Gro Co. (The) (Class A Stock)	49,900	2,312,865

Containers & Packaging — 2.9%
Bemis Co., Inc.	101,800	2,923,696
Sonoco Products Co.	195,600	6,022,524

		8,946,220

Diversified — 2.4%
AptarGroup, Inc.	75,800	2,982,730
Dover Corp.	95,300	4,455,275

		7,438,005

Electronic Components — 1.0%
Flextronics International Ltd. (Singapore)*	398,000	3,120,320

Energy Delivery — 0.7%
Integrys Energy Group, Inc.(a)	45,600	2,160,528

Entertainment & Leisure — 0.3%
Scientific Games Corp. (Class A Stock)*(a)	72,200	1,016,576

Financial — Bank & Trust — 1.9%
Astoria Financial Corp.	96,250	1,395,625
Bank of Hawaii Corp.	100,200	4,503,990

		5,899,615

Financial Services — 3.7%
Eaton Vance Corp.	88,500	2,968,290
IntercontinentalExchange, Inc.*	33,100	3,713,158
Jefferies Group, Inc.(a)	92,600	2,191,842
Raymond James Financial, Inc.	86,875	2,323,037

		11,196,327

Food Products — 1.5%
Sara Lee Corp.	319,100	4,445,063

Gas Utilities — 1.0%
Energen Corp.	62,100	2,889,513
UGI Corp.	8,199	217,601

		3,107,114

Healthcare Equipment & Services — 1.7%
Express Scripts, Inc.*	51,600	5,250,816

Healthcare Providers & Services — 1.1%
Covance, Inc.*(a)	52,100	3,198,419

Hotels, Restaurants & Leisure — 1.7%
International Game Technology(a)	126,000	2,324,700
Yum! Brands, Inc.	76,000	2,913,080

		5,237,780

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	76,400	2,910,840

Insurance — 11.3%
Allstate Corp. (The)	181,400	5,861,034
Arch Capital Group Ltd. (Bermuda)*	39,300	2,996,625
CIGNA Corp.	171,100	6,258,838
Endurance Specialty Holdings Ltd. (Bermuda)	81,400	3,024,010
HCC Insurance Holdings, Inc.	159,200	4,393,920
Lincoln National Corp.	210,914	6,475,060
Progressive Corp. (The)(a)	153,100	2,922,679
Reinsurance Group of America, Inc.	48,800	2,562,976

		34,495,142

Iron/Steel — 1.2%
Allegheny Technologies, Inc.(a)	65,000	3,509,350

Leisure Equipment & Products — 1.2%
Mattel, Inc.	157,200	3,574,728

Machinery & Equipment — 3.6%
Cummins, Inc.	103,300	6,399,435
Joy Global, Inc.	52,900	2,993,611
Snap-on, Inc.	39,100	1,694,594

		11,087,640

Manufacturing — 0.7%
Harsco Corp.	65,800	2,101,652

Medical Supplies & Equipment — 3.3%
Beckman Coulter, Inc.	124,116	7,794,485
C.R. Bard, Inc.	25,900	2,243,458

		10,037,943

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	29,900	2,497,846

Office Equipment — 0.9%
Steelcase, Inc. (Class A Stock)	421,500	2,727,105

Oil, Gas & Consumable Fuels — 8.4%
Chesapeake Energy Corp.	91,300	2,158,332
Helix Energy Solutions Group, Inc.*	136,200	1,774,686
Newfield Exploration Co.*	94,300	4,908,315
Noble Corp. (Switzerland)*	111,500	4,662,930
ONEOK, Inc.(a)	48,800	2,227,720
Pioneer Natural Resources Co.	72,200	4,066,304
Questar Corp.	71,400	3,084,480
XTO Energy, Inc.	57,850	2,729,363

		25,612,130

Pharmaceuticals — 0.5%
Cephalon, Inc.*(a)	22,200	1,504,716

Printing & Publishing — 2.0%
RR Donnelley & Sons Co.	286,168	6,109,687

Real Estate Investment Trusts — 4.6%
Boston Properties, Inc.(a)	32,200	2,429,168
Duke Realty Corp.	483,238	5,992,151
Simon Property Group, Inc.	65,586	5,502,665

		13,923,984

Restaurants — 2.6%
Brinker International, Inc.(a)	104,600	2,016,688
Darden Restaurants, Inc.	132,000	5,879,280

		7,895,968

Retail & Merchandising — 2.6%
Family Dollar Stores, Inc.	43,900	1,607,179
Ruddick Corp.	93,500	2,958,340
TJX Cos., Inc.	76,400	3,248,528

		7,814,047

Semiconductors — 3.2%
International Rectifier Corp.*(a)	99,000	2,267,100
Microchip Technology, Inc.(a)	154,200	4,342,272
Xilinx, Inc.	118,200	3,014,100

		9,623,472

Telecommunication Services — 1.1%
Harris Corp.(a)	68,300	3,243,567

Telecommunications — 2.4%
American Tower Corp. (Class A Stock)*	102,800	4,380,308
Comtech Telecommunications Corp.*(a)	93,300	2,984,667

		7,364,975

Transportation — 3.0%
CSX Corp.	55,200	2,809,680
GATX Corp.(a)	63,200	1,810,680
Werner Enterprises, Inc.(a)	195,400	4,527,418

		9,147,778

Utilities — 2.9%
PG&E Corp.	103,400	4,386,228
Pinnacle West Capital Corp.	117,900	4,448,367

		8,834,595

TOTAL LONG-TERM INVESTMENTS (cost $247,098,858)		293,562,896

SHORT-TERM INVESTMENT — 18.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $55,113,590; includes $36,732,700 of cash collateral for securities on loan)(b)(w)	55,113,590	55,113,590

TOTAL INVESTMENTS — 114.6% (cost $302,212,448)		348,676,486

Liabilities in excess of other assets — (14.6)%		(44,480,726)

NET ASSETS — 100.0%		$304,195,760

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $35,548,133; cash collateral of $36,732,700 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$293,562,896	$—	$—
Affiliated Money Market Mutual Fund	55,113,590	—	—

Total	$348,676,486	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CERTIFICATES OF DEPOSIT — 16.2%
Banco Bilbao Vizcaya Argentaria SA	0.225%		04/12/10	$19,000	$19,000,029
Bank of America NA, MTN	0.27	%(c)	04/22/10	11,000	11,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd.	0.19%		04/19/10	49,000	49,000,000
BNP Paribas	0.22%		06/02/10	65,000	65,000,000
BNP Paribas	0.24%		05/20/10	59,000	59,000,000
Mitsubishi UFJ Trust and Banking Corp.	0.24%		04/05/10	17,000	17,000,000
Royal Bank of Scotland	0.837	%(c)	04/19/10	125,000	125,000,000
Societe Generale	0.21%		04/26/10	10,000	10,000,000
Societe Generale	0.21%		05/04/10	40,000	40,000,000
Sumitomo Mitsui Banking Corp. / New York	0.23%		05/25/10	85,000	85,000,000
UBS AG	0.21%		05/14/10	10,000	10,000,000

					490,000,029

COMMERCIAL PAPER(n) — 37.4%
Abbott Laboratories, 144A	0.13%		04/01/10	104,226	104,226,000
BPCE SA, 144A	0.24%		05/05/10	50,000	49,988,667
BPCE SA, 144A	0.245%		05/18/10	3,000	2,999,040
BPCE SA, 144A	0.245%		06/01/10	11,000	10,995,434
BPCE SA, 144A	0.25%		05/05/10	2,000	1,999,528
Electricite de France, 144A	0.18%		06/02/10	21,000	20,993,128
ENI Coordination, 144A	0.18%		04/08/10	31,000	30,998,915
ENI Coordination, 144A	0.20%		05/04/10	12,900	12,897,635
ENI Finance USA, Inc., 144A	0.18%		04/08/10	17,000	16,999,405
ENI Finance USA, Inc., 144A	0.20%		04/14/10	15,000	14,998,917
GDF Suez, 144A	0.17%		04/14/10	34,000	33,997,913
GDF Suez, 144A	0.18%		04/23/10	57,000	56,993,730
GDF Suez, 144A	0.20%		04/27/10	22,000	21,996,822
Intesa Funding LLC	0.20%		05/06/10	56,000	55,989,111
New York Life Capital Corp., 144A	0.18%		04/19/10	60,854	60,848,523
Nordea North America	0.19%		05/03/10	30,000	29,994,933
Nordea North America	0.195%		04/30/10	95,000	94,985,077
Old Line Funding LLC, 144A	0.17%		04/12/10	28,000	27,998,546
Old Line Funding LLC, 144A	0.18%		04/15/10	74,000	73,994,867
Prudential PLC, 144A	0.20%		05/05/10	16,000	15,996,978
Rabobank USA Financial Corp.	0.20%		06/02/10	20,000	19,993,111
Societe Generale North America, Inc.	0.20%		04/07/10	10,000	9,999,667
State Street Corp.	0.19%		05/17/10	50,000	49,987,861
State Street Corp.	0.19%		05/18/10	64,000	63,984,124
Straight-A Funding LLC, 144A	0.16%		04/19/10	25,000	24,998,000
Straight-A Funding LLC, 144A	0.17%		04/20/10	12,000	11,998,924
Straight-A Funding LLC, 144A	0.17%		04/22/10	47,000	46,995,339
Straight-A Funding LLC, 144A	0.17%		04/27/10	13,000	12,998,404
Straight-A Funding LLC, 144A	0.19%		05/17/10	29,000	28,992,959
Straight-A Funding LLC, 144A	0.19%		05/18/10	34,000	33,991,566
Total Capital Canada Ltd., 144A	0.18%		04/14/10	19,000	18,998,765
Total Capital Canada Ltd., 144A	0.18%		04/15/10	10,000	9,999,300
Total Capital Canada Ltd., 144A	0.18%		05/04/10	22,000	21,996,370
Total Capital Canada Ltd., 144A	0.20%		05/26/10	10,000	9,996,944
Toyota Motor Credit Corp.	0.18%		04/19/10	25,000	24,997,750

					1,129,822,253

CORPORATE OBLIGATIONS — 6.6%
Bank of America	0.26	%(c)	04/12/10	1,000	1,000,000
Bank of America	0.347	%(c)	04/27/11	58,000	58,000,000
Bank of America, FDIC, Gtd. Notes	0.299	%(c)	04/29/10	50,000	50,000,000
Citigroup Funding, Inc., MTN, FDIC Gtd. Notes	0.349	%(c)	04/30/10	50,000	50,000,000
JPMorgan Chase & Co., MTN, Sr. Unsec’d. Notes	0.278	%(c)	04/07/10	30,000	30,002,452

Metropolitan Life Global Funding, Inc. , MTN, Sr. Unsec’d. Notes, 144A	1.034	%(c)	06/25/10	11,000	11,014,733

					200,017,185

REPURCHASE AGREEMENT(m) — 0.1%
Bank of America, 0.04%, dated 03/31/10, due 04/01/10 in the amount of $2,186,002 (cost $2,176,175)				2,186	2,186,000

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS — 39.7%
Federal Home Loan Bank(n)	0.123%		04/16/10	25,000	24,998,548
Federal Home Loan Bank(n)	0.14%		04/07/10	30,000	29,999,300
Federal Home Loan Bank(n)	0.145%		04/16/10	34,000	33,997,946
Federal Home Loan Bank	0.145	%(c)	04/20/11	25,000	24,982,885
Federal Home Loan Bank(n)	0.15%		04/05/10	200,000	199,996,667
Federal Home Loan Bank(n)	0.15%		04/14/10	200,000	199,989,167
Federal Home Loan Bank(n)	0.15%		04/23/10	4,500	4,499,588
Federal Home Loan Bank(n)	0.15%		05/10/10	75,000	74,987,812
Federal Home Loan Bank(n)	0.15%		05/14/10	100,000	99,982,083
Federal Home Loan Bank	0.375%		01/06/11	7,000	6,998,407
Federal Home Loan Bank	0.40%		01/04/11	5,000	4,999,414
Federal Home Loan Mortgage Corp.(n)	0.20%		06/14/10	23,380	23,370,388
Federal Home Loan Mortgage Corp.	0.232	%(c)	08/24/10	100,000	99,992,186
Federal Home Loan Mortgage Corp.	0.252	%(c)	06/24/10	50,000	49,995,191
Federal Home Loan Mortgage Corp.	0.404%		01/10/11	32,723	32,618,966
Federal National Mortgage Assoc.	0.141	%(c)	04/13/10	18,000	17,996,575
Federal National Mortgage Assoc.(n)	0.145%		04/28/10	100,000	99,989,125
Federal National Mortgage Assoc.(n)	0.15%		04/21/10	8,900	8,899,258
Federal National Mortgage Assoc.(n)	0.19%		07/07/10	112,263	112,205,528
Federal National Mortgage Assoc.	0.199	%(c)	05/05/10	50,000	49,994,011

					1,200,493,045

TOTAL INVESTMENTS—100.0% (cost $3,022,518,512)					3,022,518,512

Liabilities in excess of other assets					(16,464)

NET ASSETS — 100.0%					$3,022,502,048

The following abbreviations are used in the Portfolio descriptions:

FDIC	Federal Deposit Insurance Corp.

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(c)	Indicates a variable rate security.

(m)	Repurchase agreement is collateralized by a corporate bond.

(n)	Rates shown are the effective yields at purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Certificates of Deposit	$—	$490,000,029	$—
Commercial Paper	—	1,129,822,253	—
Corporate Obligations	—	200,017,185	—
Repurchase Agreement	—	2,186,000	—
U.S. Government Agency/Supra National Obligations	—	1,200,493,045	—

Total	$—	$3,022,518,512	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%

COMMON STOCKS

Aerospace — 0.9%
Rockwell Collins, Inc.	72,500	$4,537,775

Biotechnology — 3.6%
Alexion Pharmaceuticals, Inc.*	103,000	5,600,110
Dendreon Corp.*(a)	64,900	2,366,903
Human Genome Sciences, Inc.*(a)	116,700	3,524,340
Life Technologies Corp.*	46,000	2,404,420
Talecris Biotherapeutics Holdings Corp.*	200,000	3,984,000

		17,879,773

Capital Markets — 1.0%
Lazard Ltd. (Class A Stock) (Bermuda)	67,500	2,409,750
SEI Investments Co.	117,500	2,581,475

		4,991,225

Chemicals — 0.5%
Sigma-Aldrich Corp.	47,500	2,548,850

Clothing & Apparel — 1.2%
Coach, Inc.	97,500	3,853,200
Polo Ralph Lauren Corp.	25,000	2,126,000

		5,979,200

Commercial Services — 3.1%
Alliance Data Systems Corp.*(a)	50,000	3,199,500
Hewitt Associates, Inc. (Class A Stock)*	40,500	1,611,090
HMS Holdings Corp.*	93,500	4,767,565
Manpower, Inc.	42,500	2,427,600
Verisk Analytics, Inc. (Class A Stock)*	120,000	3,384,000

		15,389,755

Computer Hardware — 1.6%
Cognizant Technology Solutions Corp. (Class A Stock)*	101,200	5,159,176
Western Digital Corp.*	70,000	2,729,300

		7,888,476

Computer Services & Software — 5.3%
Allscripts-Misys Healthcare Solutions, Inc.*(a)	185,000	3,618,600
Equinix, Inc.*(a)	44,800	4,360,832
Informatica Corp.*	120,000	3,223,200
MICROS Systems, Inc.*(a)	100,000	3,288,000
NetApp, Inc.*	103,800	3,379,728
salesforce.com, Inc.*(a)	42,500	3,164,125
Sybase, Inc.*(a)	102,500	4,778,550

		25,813,035

Computer Software — 0.4%
McAfee, Inc.*	50,900	2,042,617

Consumer Products & Services — 1.3%
Church & Dwight Co., Inc.	67,800	4,539,210
Scotts Miracle-Gro Co. (The) (Class A Stock)	40,000	1,854,000

		6,393,210

Distribution/Wholesale — 1.0%
W.W. Grainger, Inc.	45,700	4,941,084

Diversified Machinery — 0.8%
Flowserve Corp.	34,200	3,771,234

Education — 2.2%
DeVry, Inc.	78,400	5,111,680
Strayer Education, Inc.(a)	23,300	5,674,016

		10,785,696

Electronic Components — 1.3%
AMETEK, Inc.	147,900	6,131,934

Electronics — 5.6%
Agilent Technologies, Inc.*	70,000	2,407,300
Amphenol Corp. (Class A Stock)	96,100	4,054,459
Dolby Laboratories, Inc. (Class A Stock)*(a)	117,800	6,911,326
Gentex Corp.	110,000	2,136,200
National Instruments Corp.	152,500	5,085,875
Sensata Technologies Holding NV (Netherlands)*(a)	120,000	2,155,200
Trimble Navigation Ltd.*(a)	173,500	4,982,920

		27,733,280

Entertainment & Leisure — 2.7%
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	110,000	4,332,900
WMS Industries, Inc.*(a)	215,000	9,017,100

		13,350,000

Environmental Control — 0.6%
Nalco Holding Co.	120,000	2,919,600

Finance — 1.2%
MSCI, Inc. (Class A Stock)*(a)	162,500	5,866,250

Financial — Bank & Trust — 1.1%
IntercontinentalExchange, Inc.*	46,000	5,160,280

Financial Services — 1.0%
Affiliated Managers Group, Inc.*(a)	60,100	4,747,900

Food — 0.5%
J.M. Smucker Co. (The)	41,500	2,500,790

Healthcare Products — 1.0%
Edwards Lifesciences Corp.*(a)	50,900	5,032,992

Healthcare Providers & Services — 1.7%
Express Scripts, Inc.*	79,600	8,100,096

Hotels, Restaurants & Leisure — 1.2%
Hyatt Hotels Corp. (Class A Stock)*(a)	70,000	2,727,200
Royal Caribbean Cruises Ltd. (Liberia)*(a)	100,000	3,299,000

		6,026,200

Industrial Products — 3.5%
Fastenal Co.(a)	119,300	5,725,207
Precision Castparts Corp.	51,900	6,576,249
Roper Industries, Inc.	85,000	4,916,400

		17,217,856

Internet Services — 2.9%
Ctrip.com International Ltd., ADR (Cayman Islands)*	67,000	2,626,400
F5 Networks, Inc.*	75,000	4,613,250
GSI Commerce, Inc.*	79,200	2,191,464
Juniper Networks, Inc.*	90,200	2,767,336
WebMD Health Corp. (Class A Stock)*	39,500	1,832,010

		14,030,460

Machinery — 0.4%
Cummins, Inc.	28,000	1,734,600

Manufacturing — 1.6%
Danaher Corp.	70,000	5,593,700
Pall Corp.	56,500	2,287,685

		7,881,385

Media — 1.2%
Discovery Communications, Inc. (Class A Stock)*(a)	90,000	3,041,100
Scripps Networks Interactive, Inc. (Class A Stock)	63,000	2,794,050

		5,835,150

Medical Supplies & Equipment — 3.9%
Intuitive Surgical, Inc.*	8,800	3,063,544
NuVasive, Inc.*(a)	145,000	6,554,000
ResMed, Inc.*(a)	45,700	2,908,805
Sirona Dental Systems, Inc.*	70,000	2,662,100
Volcano Corp.*(a)	167,500	4,046,800

		19,235,249

Metals & Mining — 1.2%
Cliffs Natural Resources, Inc.(a)	85,000	6,030,750

Oil, Gas & Consumable Fuels — 7.7%
Cabot Oil & Gas Corp.	72,600	2,671,680
CARBO Ceramics, Inc.(a)	99,100	6,177,894
Concho Resources, Inc.*	165,000	8,309,400
Core Laboratories NV (Netherlands)(a)	37,300	4,878,840
Oceaneering International, Inc.*	50,000	3,174,500
Range Resources Corp.	95,000	4,452,650
Southwestern Energy Co.*	110,000	4,479,200
Whiting Petroleum Corp.*	45,000	3,637,800

		37,781,964

Pharmaceuticals — 2.7%
BioMarin Pharmaceutical, Inc.*(a)	115,000	2,687,550
Mead Johnson Nutrition Co. (Class A Stock)	113,100	5,884,593
Mylan, Inc.*(a)	200,000	4,542,000

		13,114,143

Printing & Publishing — 1.3%
VistaPrint NV (Netherlands)*(a)	114,200	6,537,950

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	70,000	5,102,300

Retail & Merchandising — 6.8%
Abercrombie & Fitch Co. (Class A Stock)	70,000	3,194,800
Bed Bath & Beyond, Inc.*(a)	123,000	5,382,480
Dollar Tree, Inc.*(a)	88,200	5,223,204
J. Crew Group, Inc.*(a)	116,500	5,347,350
Nordstrom, Inc.	123,500	5,044,975
Ross Stores, Inc.(a)	114,500	6,122,315
Williams-Sonoma, Inc.(a)	127,600	3,354,604

		33,669,728

Semiconductors — 6.9%
Analog Devices, Inc.	130,400	3,758,128
Avago Technologies Ltd. (Singapore)*	246,500	5,068,040
Marvell Technology Group Ltd. (Bermuda)*	229,300	4,673,134
Microchip Technology, Inc.(a)	170,000	4,787,200
Novellus Systems, Inc.*	103,800	2,595,000
Rovi Corp.*(a)	136,000	5,049,680
Silicon Laboratories, Inc.*(a)	102,000	4,862,340
Varian Semiconductor Equipment Associates, Inc.*(a)	90,300	2,990,736

		33,784,258

Software — 2.8%
ANSYS, Inc.*	135,000	5,823,900
Citrix Systems, Inc.*(a)	58,100	2,758,007
MedAssets, Inc.*	109,200	2,293,200
Solera Holdings, Inc.	70,500	2,724,825

		13,599,932

Specialty Retail — 1.5%
Urban Outfitters, Inc.*(a)	200,000	7,606,000

Telecommunications — 5.1%
American Tower Corp. (Class A Stock)*	110,000	4,687,100
Crown Castle International Corp.*	85,000	3,249,550
NII Holdings, Inc.*	104,500	4,353,470
Polycom, Inc.*	80,000	2,446,400
SBA Communications Corp. (Class A Stock)*(a)	290,600	10,481,942

		25,218,462

Transportation — 2.1%
C.H. Robinson Worldwide, Inc.(a)	95,200	5,316,920
J.B. Hunt Transport Services, Inc.(a)	135,000	4,843,800

		10,160,720

Waste Management — 1.5%
Stericycle, Inc.*(a)	137,000	7,466,500

TOTAL LONG-TERM INVESTMENTS (cost $362,178,284)		466,538,659

SHORT-TERM INVESTMENT — 33.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(cost $165,340,826; includes $140,254,784 of cash collateral for securities on loan)(b)(w)	165,340,826	165,340,826

TOTAL INVESTMENTS — 128.5% (cost $527,519,110)		631,879,485

Liabilities in excess of other assets — (28.5)%		(140,013,017)

NET ASSETS — 100.0%		$491,866,468

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $136,128,252; cash collateral of $140,254,784 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$466,538,659	$—	$—
Affiliated Money Market Mutual Fund	165,340,826	—	—

Total	$631,879,485	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS

Aerospace — 6.5%
AAR Corp.*	64,800	$1,608,336
BE Aerospace, Inc.*	54,500	1,659,525
HEICO Corp.(a)	86,400	4,449,600

		7,717,461

Biotechnology — 1.1%
Human Genome Sciences, Inc.*	44,900	1,355,980

Business Services — 3.4%
Informatica Corp.*	88,800	2,385,168
VistaPrint NV (Netherlands)*(a)	30,200	1,728,950

		4,114,118

Clothing & Apparel — 1.1%
Warnaco Group, Inc. (The)*	27,600	1,316,796

Commercial Services — 6.3%
Gartner, Inc. (Class A Stock)*	49,500	1,100,880
Healthcare Services Group, Inc.(a)	86,000	1,925,540
HMS Holdings Corp.*	25,200	1,284,948
Steiner Leisure Ltd. (Bahamas)*(a)	45,600	2,020,992
Towers Watson Co.	25,800	1,225,500

		7,557,860

Computer Hardware — 1.1%
Riverbed Technology, Inc.*(a)	45,000	1,278,000

Computer Services & Software — 2.9%
Jack Henry & Associates, Inc.	50,900	1,224,654
LivePerson, Inc.*	197,604	1,515,623
SSC Technologies Holdings, Inc.*	44,000	663,520

		3,403,797

Consumer Products & Services — 1.2%
Elizabeth Arden, Inc.*	77,600	1,396,800

Containers & Packaging — 1.4%
Packaging Corp. of America	66,600	1,639,026

Distribution/Wholesale — 1.0%
Watsco, Inc.	20,500	1,166,040

Education — 1.5%
Capella Education Co.*	19,800	1,838,232

Electronic Components & Equipment — 3.6%
EnerSys*	64,500	1,590,570
Littelfuse, Inc.*	40,300	1,531,803
Plexus Corp.*	34,200	1,232,226

		4,354,599

Energy — Energy Resources — 1.5%
Concho Resources, Inc.*	36,400	1,833,104

Entertainment & Leisure — 2.2%
Royal Caribbean Cruises Ltd. (Liberia)*(a)	42,800	1,411,972
WMS Industries, Inc.*(a)	27,900	1,170,126

		2,582,098

Financial Services — 2.6%
MSCI, Inc. (Class A Stock)*(a)	43,700	1,577,570
Waddell & Reed Financial, Inc. (Class A Stock)	43,300	1,560,532

		3,138,102

Food — 2.1%
Diamond Foods, Inc.(a)	30,000	1,261,200
TreeHouse Foods, Inc.*(a)	27,800	1,219,586

		2,480,786

Hand/Machine Tools — 1.4%
Regal-Beloit Corp.	29,100	1,728,831

Healthcare Products — 8.8%
ev3, Inc.*	104,800	1,662,128
Hanger Orthopedic Group, Inc.*	95,900	1,743,462
NuVasive, Inc.*(a)	27,400	1,238,480
Orthofix International NV*	43,200	1,571,616
Sirona Dental Systems, Inc.*	35,800	1,361,474
Volcano Corp.*(a)	59,200	1,430,272
Zoll Medical Corp.*	57,900	1,526,244

		10,533,676

Healthcare Services — 6.1%
Amedisys, Inc.*(a)	20,000	1,104,400
IPC The Hospitalist Co., Inc.*	57,000	2,001,270
Magellan Health Services, Inc.*	40,100	1,743,548
MEDNAX, Inc.*	21,600	1,256,904
Odyssey HealthCare, Inc.*	65,400	1,184,394

		7,290,516

Household Products/Wares — 1.1%
Tupperware Brands Corp.	26,800	1,292,296

Internet — 1.3%
WebMD Health Corp. (Class A Stock)*	32,700	1,516,626

Internet Services — 3.5%
Atheros Communications, Inc.*(a)	32,800	1,269,688
Rackspace Hosting, Inc.*(a)	75,100	1,406,623
Sourcefire, Inc.*(a)	63,700	1,461,915

		4,138,226

Lodging — 4.8%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	404,600	5,737,228

Machinery — 1.0%
Zebra Technologies Corp. (Class A Stock)*	40,800	1,207,680

Machinery & Equipment — 1.2%
Nordson Corp.	21,500	1,460,280

Oil & Gas — 1.6%
Rosetta Resources, Inc.*	80,700	1,900,485

Pharmaceuticals — 6.8%
Alexion Pharmaceuticals, Inc.*	31,000	1,685,470
BioMarin Pharmaceutical, Inc.*(a)	72,800	1,701,336
Catalyst Health Solutions, Inc.*	37,800	1,564,164
Salix Pharmaceuticals Ltd.*	39,600	1,475,100
SXC Health Solutions Corp. (Canada)*	25,400	1,708,912

		8,134,982

Real Estate — 1.4%
Jones Lang LaSalle, Inc.	23,400	1,705,626

Restaurants — 1.1%
Jack in the Box, Inc.*	55,900	1,316,445

Retail & Merchandising — 6.2%
hhgregg, Inc.*(a)	66,400	1,675,936
J. Crew Group, Inc.*	27,400	1,257,660
Tractor Supply Co.	23,400	1,358,370
Ulta Salon Cosmetics & Fragrance, Inc.*	88,700	2,006,394
World Fuel Services Corp.	43,400	1,156,176

		7,454,536

Semiconductors — 3.2%
Netlogic Microsystems, Inc.*(a)	42,600	1,253,718
Silicon Laboratories, Inc.*(a)	26,300	1,253,721
Varian Semiconductor Equipment Associates, Inc.*	41,300	1,367,856

		3,875,295

Software — 6.5%
ArcSight, Inc.*(a)	62,100	1,748,115
Global Defense Technology & Systems, Inc.*	92,800	1,243,520
Parametric Technology Corp.*	67,900	1,225,595
RightNow Technologies, Inc.*	88,000	1,571,680
Solera Holdings, Inc.(a)	51,600	1,994,340

		7,783,250

Telecommunications — 2.5%
Plantronics, Inc.	41,900	1,310,632
Polycom, Inc.*	53,400	1,632,972

		2,943,604

Transportation — 0.9%
HUB Group, Inc. (Class A Stock)*	40,300	1,127,594

TOTAL LONG-TERM INVESTMENTS (cost $101,498,221)		118,319,975

SHORT-TERM INVESTMENT — 25.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $30,106,006; includes $27,940,465 of cash collateral for securities on loan)(b)(w)	30,106,006	30,106,006

TOTAL INVESTMENTS — 124.1% (cost $131,604,227)		148,425,981

Liabilities in excess of other assets — (24.1)%		(28,860,250)

NET ASSETS — 100.0%		$119,565,731

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $27,189,122; cash collateral of $27,940,465 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$118,319,975	$—	$—
Affiliated Money Market Mutual Fund	30,106,006	—	—

Total	$148,425,981	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS

Aerospace & Defense — 1.5%
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	80,250	$1,922,790
L-3 Communications Holdings, Inc.	35,700	3,271,191
Teledyne Technologies, Inc.*	49,920	2,060,198

		7,254,179

Agriculture — 1.0%
Archer-Daniels-Midland Co.(a)	115,100	3,326,390
Bunge Ltd. (Bermuda)	27,800	1,713,314

		5,039,704

Auto Parts & Related — 2.0%
American Axle & Manufacturing Holdings, Inc.*(a)	75,700	755,486
Autoliv, Inc. (Sweden)*	56,400	2,906,292
Lear Corp.*	35,900	2,848,665
Navistar International Corp.*(a)	25,700	1,149,561
WABCO Holdings, Inc.*	70,175	2,099,636

		9,759,640

Automobiles — 0.6%
Harley-Davidson, Inc.(a)	104,150	2,923,491

Banks — 0.7%
Comerica, Inc.	53,900	2,050,356
KeyCorp	161,900	1,254,725

		3,305,081

Beverages — 1.5%
Coca-Cola Enterprises, Inc.	168,900	4,671,774
Dr. Pepper Snapple Group, Inc.	79,200	2,785,464

		7,457,238

Biotechnology — 0.4%
Biogen Idec, Inc.*	35,600	2,042,016

Chemicals — 3.0%
Ashland, Inc.(a)	45,400	2,395,758
Eastman Chemical Co.	61,800	3,935,424
Lubrizol Corp. (The)	48,124	4,413,933
NewMarket Corp.	41,200	4,243,188

		14,988,303

Commercial Banks — 4.2%
Fifth Third Bancorp	235,200	3,196,368
First Horizon National Corp.*	54,660	767,973
Huntington Bancshares, Inc.	358,400	1,924,608
International Bancshares Corp.	117,134	2,692,911
Park National Corp.(a)	16,402	1,022,009
PNC Financial Services Group, Inc.	46,500	2,776,050
Regions Financial Corp.	527,096	4,137,703
SunTrust Banks, Inc.(a)	98,300	2,633,457
Zions Bancorp(a)	85,400	1,863,428

		21,014,507

Commercial Services — 1.9%
Convergys Corp.*	194,000	2,378,440
Lender Processing Services, Inc.	68,100	2,570,775
Moody’s Corp.(a)	113,500	3,376,625
SAIC, Inc.*(a)	74,900	1,325,730

		9,651,570

Commercial Services & Supplies — 0.8%
McGrath RentCorp	11,322	274,332
Pre-Paid Legal Services, Inc.*(a)	26,773	1,013,358
RR Donnelley & Sons Co.	129,000	2,754,150

		4,041,840

Computer Hardware — 1.6%
Imation Corp.*	90,700	998,607
Lexmark International, Inc. (Class A Stock)*(a)	72,400	2,612,192
Seagate Technology (Cayman Islands)*	117,000	2,136,420
Western Digital Corp.*	55,900	2,179,541

		7,926,760

Computer Services & Software — 0.8%
Computer Sciences Corp.*	73,800	4,021,362

Computer Software — 0.6%
Fidelity National Information Services, Inc.	68,300	1,600,952
NCR Corp.*	115,600	1,595,280

		3,196,232

Construction — 1.3%
KB Home(a)	95,000	1,591,250
Masco Corp.	122,900	1,907,408
Owens Corning*	115,400	2,935,776

		6,434,434

Consumer Products & Services — 1.9%
Blyth, Inc.	29,950	935,938
Whirlpool Corp.(a)	97,300	8,489,425

		9,425,363

Containers & Packaging — 1.1%
Rock-Tenn Co. (Class A Stock)	31,504	1,435,637
Sonoco Products Co.	62,700	1,930,533
Temple-Inland, Inc.	114,100	2,331,063

		5,697,233

Distribution/Wholesale — 0.5%
Ingram Micro, Inc. (Class A Stock)*	130,300	2,286,765

Diversified Financial Services — 0.5%
GFI Group, Inc.	260,400	1,505,112
Nelnet, Inc. (Class A Stock)	60,763	1,127,761

		2,632,873

Diversified Manufacturing — 1.1%
A.O. Smith Corp.	29,600	1,556,072
Tyco International Ltd. (Switzerland)	100,500	3,844,125

		5,400,197

Electric — 3.3%
Allegheny Energy, Inc.	55,700	1,281,100
Mirant Corp.*	178,300	1,936,338
NorthWestern Corp.	93,100	2,496,011
NV Energy, Inc.	180,900	2,230,497
Pinnacle West Capital Corp.	99,200	3,742,816
Portland General Electric Co.	57,400	1,108,394

Public Service Enterprise Group, Inc.	50,300	1,484,856
Xcel Energy, Inc.	89,300	1,893,160

		16,173,172

Electronic Components & Equipment — 1.7%
Avnet, Inc.*	58,250	1,747,500
Energizer Holdings, Inc.*(a)	46,100	2,893,236
Hubbell, Inc. (Class B Stock)	37,000	1,865,910
Thomas & Betts Corp.*	43,200	1,695,168

		8,201,814

Electronics — 0.3%
Benchmark Electronics, Inc.*	75,600	1,567,944

Energy Services — 0.4%
NRG Energy, Inc.*	102,800	2,148,520

Engineering/Construction — 0.9%
Chicago Bridge & Iron Co. NV (Netherlands)*	123,950	2,883,077
McDermott International, Inc. (Panama)*	54,600	1,469,832

		4,352,909

Financial Services — 2.2%
Ameriprise Financial, Inc.	81,200	3,683,232
Capital One Financial Corp.	54,900	2,273,409
Invesco Ltd. (Bermuda)	125,250	2,744,228
Jefferies Group, Inc.(a)	30,000	710,100
State Street Corp.	34,000	1,534,760

		10,945,729

Food & Staples Retailing — 1.1%
Safeway, Inc.	129,800	3,226,828
SUPERVALU, Inc.	130,200	2,171,736

		5,398,564

Foods — 2.0%
Cal-Maine Foods, Inc.(a)	47,900	1,623,331
ConAgra Foods, Inc.	143,200	3,590,024
Fresh Del Monte Produce, Inc. (Cayman Islands)*	69,600	1,409,400
J.M. Smucker Co. (The)	7,900	476,054
Kroger Co. (The)	74,700	1,618,002
Sara Lee Corp.	100,100	1,394,393

		10,111,204

Healthcare Equipment & Services — 0.5%
Universal Health Services, Inc. (Class B Stock)	69,800	2,449,282

Healthcare Equipment & Supplies — 0.8%
Kinetic Concepts, Inc.*(a)	78,100	3,733,961

Healthcare Services — 2.4%
Aetna, Inc.	54,400	1,909,984
CIGNA Corp.	42,050	1,538,189
Coventry Health Care, Inc.*(a)	137,875	3,408,270
Humana, Inc.*	25,500	1,192,635
LifePoint Hospitals, Inc.*(a)	43,800	1,610,964
MEDNAX, Inc.*	41,800	2,432,342

		12,092,384

Household Durables — 0.4%
Newell Rubbermaid, Inc.(a)	123,600	1,878,720

Industrial Products — 0.5%
Ingersoll-Rand PLC (Ireland)(a)	66,900	2,332,803

Insurance — 11.9%
Aflac, Inc.	43,800	2,377,902
Allstate Corp. (The)	81,800	2,642,958
American Financial Group, Inc.	119,100	3,388,395
Aspen Insurance Holdings Ltd. (Bermuda)	83,400	2,405,256
Assurant, Inc.	76,978	2,646,504
Chubb Corp.	78,600	4,075,410
Delphi Financial Group, Inc. (Class A Stock)	103,100	2,593,996
Endurance Specialty Holdings Ltd. (Bermuda)	50,300	1,868,645
Fidelity National Financial, Inc. (Class A Stock)	67,100	994,422
Hartford Financial Services Group, Inc. (The)	60,900	1,730,778
Lincoln National Corp.	178,500	5,479,950
Montpelier Re Holdings Ltd. (Bermuda)	152,000	2,555,120
PartnerRe Ltd. (Bermuda)	63,400	5,054,248
Platinum Underwriters Holdings Ltd. (Bermuda)	43,100	1,598,148
Primerica, Inc.	12,900	193,500
Principal Financial Group, Inc.(a)	113,200	3,306,572
StanCorp Financial Group, Inc.(a)	131,200	6,249,056
Unum Group	127,800	3,165,606
Validus Holdings Ltd. (Bermuda)	73,730	2,029,787
W.R. Berkley Corp.	77,700	2,027,193
White Mountains Insurance Group Ltd. (Bermuda)	3,261	1,157,655
XL Capital Ltd. (Class A Stock) (Cayman Islands)	82,000	1,549,800

		59,090,901

Leisure Equipment & Products — 0.5%
Polaris Industries, Inc.(a)	44,900	2,297,084

Machinery & Equipment — 2.8%
AGCO Corp.*(a)	46,800	1,678,716
Bucyrus International, Inc.	50,600	3,339,094
Crane Co.	50,800	1,803,400
Ensco International PLC, ADR (United Kingdom)	28,800	1,289,664
ITT Corp.	54,500	2,921,745
Terex Corp.*(a)	116,800	2,652,528

		13,685,147

Media — 2.6%
Cablevision Systems Corp. (Class A Stock)	47,900	1,156,306
DISH Network Corp. (Class A Stock)*	115,200	2,398,464
Gannett Co., Inc.	168,300	2,780,316
McGraw-Hill Cos., Inc. (The)(a)	86,150	3,071,247
Scholastic Corp.(a)	35,500	994,000
Time Warner Cable, Inc.	43,400	2,313,654

		12,713,987

Metals & Mining — 2.3%
Carpenter Technology Corp.	190	6,954
Freeport-McMoRan Copper & Gold, Inc.	10,900	910,586
Teck Resources Ltd. (Class B Stock) (Canada)*(a)	99,900	4,351,644
Timken Co.	86,400	2,592,864

United States Steel Corp.(a)	37,400	2,375,648
USEC, Inc.*(a)	234,900	1,355,373

		11,593,069

Office Equipment & Supplies — 1.0%
Knoll, Inc.	83,180	935,775
Xerox Corp.	411,700	4,014,075

		4,949,850

Oil & Gas — 2.0%
Denbury Resources, Inc.*(a)	74,150	1,250,910
National Oilwell Varco, Inc.	33,250	1,349,285
Oceaneering International, Inc.*	14,250	904,733
Southwestern Energy Co.*	45,500	1,852,760
Talisman Energy, Inc. (Canada)	81,163	1,384,641
Whiting Petroleum Corp.*(a)	42,600	3,443,784

		10,186,113

Oil, Gas & Consumable Fuels — 5.4%
Berry Petroleum Co. (Class A Stock)	81,000	2,280,960
Cabot Oil & Gas Corp.	35,100	1,291,680
Cal Dive International, Inc.*	201,667	1,478,219
Newfield Exploration Co.*	52,000	2,706,600
Noble Corp. (Switzerland)*	143,600	6,005,352
Noble Energy, Inc.(a)	28,604	2,088,092
SEACOR Holdings, Inc.*(a)	18,900	1,524,474
Sempra Energy	46,700	2,330,330
Southern Union Co.	80,200	2,034,674
Sunoco, Inc.	95,100	2,825,421
Valero Energy Corp.(a)	104,200	2,052,740
World Fuel Services Corp.	9,600	255,744

		26,874,286

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.*(a)	101,200	915,860

Pharmaceuticals — 4.7%
AmerisourceBergen Corp.	189,900	5,491,908
Cephalon, Inc.*(a)	42,500	2,880,650
Endo Pharmaceuticals Holdings, Inc.*(a)	72,500	1,717,525
Forest Laboratories, Inc.*	126,900	3,979,584
King Pharmaceuticals, Inc.*	198,300	2,332,008
Mylan, Inc.*(a)	112,200	2,548,062
Shire PLC, ADR (United Kingdom)(a)	38,500	2,539,460
Watson Pharmaceuticals, Inc.*	49,600	2,071,792

		23,560,989

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*	33,300	1,378,953

Real Estate Investment Trusts — 4.4%
Alexandria Real Estate Equities, Inc.(a)	11,300	763,880
Annaly Capital Management, Inc.	261,000	4,483,980
Boston Properties, Inc.	17,700	1,335,288
Brandywine Realty Trust	107,900	1,317,459
Entertainment Properties Trust	25,100	1,032,363
Hospitality Properties Trust	94,900	2,272,855
HRPT Properties Trust(a)	575,200	4,475,056
Macerich Co. (The)(a)	40,262	1,542,421
Medical Properties Trust, Inc.(a)	227,900	2,388,392
Vornado Realty Trust(a)	23,161	1,753,288
Walter Investment Management Corp.	17,311	276,976

		21,641,958

Restaurants — 0.7%
Bob Evans Farms, Inc.	52,200	1,613,502
Brinker International, Inc.(a)	104,800	2,020,544

		3,634,046

Retail & Merchandising — 5.8%
Cabela’s, Inc.*(a)	143,600	2,511,564
Family Dollar Stores, Inc.	84,100	3,078,901
Foot Locker, Inc.	94,200	1,416,768
Gap, Inc. (The)	152,600	3,526,586
JC Penney Co., Inc.	99,000	3,184,830
Limited Brands, Inc.	114,900	2,828,838
Macy’s, Inc.	138,900	3,023,853
NBTY, Inc.*	86,050	4,128,679
RadioShack Corp.	145,400	3,290,402
Stage Stores, Inc.	115,400	1,776,006

		28,766,427

Semiconductors — 0.9%
Fairchild Semiconductor International, Inc.*	202,600	2,157,690
Micron Technology, Inc.*(a)	233,100	2,421,909

		4,579,599

Telecommunications — 2.4%
Anixter International, Inc.*	47,950	2,246,457
CenturyTel, Inc.	132,900	4,712,634
Harris Corp.	75,900	3,604,491
RF Micro Devices, Inc.*	279,900	1,393,902

		11,957,484

Transportation — 2.2%
Genco Shipping & Trading Ltd. (Marshall Island)*(a)	66,600	1,405,926
Overseas Shipholding Group, Inc.(a)	69,600	2,730,408
Ryder System, Inc.(a)	27,500	1,065,900
Ship Finance International Ltd. (Bermuda)(a)	60,191	1,068,992
TAL International Group, Inc.	51,700	1,032,966
Tidewater, Inc.(a)	73,600	3,479,072

		10,783,264

Utilities — 4.4%
Alliant Energy Corp.	133,800	4,450,188
American Electric Power Co., Inc.	47,500	1,623,550
CMS Energy Corp.(a)	323,800	5,005,948
DPL, Inc.	68,050	1,850,279
DTE Energy Co.	67,500	3,010,500
Edison International	28,300	967,011
Entergy Corp.	10,850	882,648
Pepco Holdings, Inc.	169,600	2,908,640
SCANA Corp.	36,000	1,353,240

		22,052,004

TOTAL LONG-TERM INVESTMENTS (cost $433,854,437)		486,546,815

SHORT-TERM INVESTMENT — 22.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $110,915,267; includes $101,192,456 of cash collateral for securities on loan)(b)(w)	110,915,267	110,915,267

TOTAL INVESTMENTS — 120.3% (cost $544,769,704)		597,462,082

Liabilities in excess of other assets — (20.3)%		(100,638,948)

NET ASSETS — 100.0%		$496,823,134

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $97,305,964; cash collateral of $101,192,456 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential CoreTaxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$486,546,815	$—	$—
Affiliated Money Market Mutual Fund	110,915,267	—	—

Total	$597,462,082	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%

COMMON STOCKS — 97.1%

Argentina — 0.8%
Banco Macro SA, ADR(g)	26,190	$782,819
BBVA Banco Frances SA, ADR	55,285	406,898
Cresud SACIF y A, ADR(g)	92,801	1,293,646
Grupo Financiero Galicia SA, ADR*	39,330	234,013
IRSA Inversiones y Representaciones SA, GDR(g)	12,880	139,104
MercadoLibre, Inc.*	29,700	1,431,837
Petrobras Energia SA (Class B Stock)(g)	48,072	79,427
Petrobras Energia SA, ADR	53,844	898,118
Telecom Argentina SA, ADR*	66,030	1,237,402
Transportadora de Gas del Sur SA, ADR(g)	68,030	230,622

		6,733,886

Botswana — 0.5%
Barclays Bank of Botswana Ltd.(g)	272,230	273,047
Botswana Insurance Holdings Ltd.(g)	425,050	657,042
First National Bank of Botswana(g)	2,613,280	982,920
Letshego Holdings Ltd.(g)	240,010	564,654
Sechaba Breweries Ltd.(g)	600,634	1,151,716
Standard Chartered Bank Botswana Ltd.(g)	245,110	630,882

		4,260,261

Brazil — 6.3%
AES Tiete SA (PRFC Shares)	14,800	161,620
All America Latina Logistica SA	73,200	669,290
American Banknote SA	13,900	130,844
Anhanguera Educacional Participacoes SA*	16,600	239,056
B2W Cia Global Do Varejo	6,000	129,558
Banco Bradesco SA (PRFC Shares)	125,970	2,306,398
Banco do Brasil SA	41,100	687,330
Banco do Estado do Rio Grande do Sul	36,000	299,199
Banco Nossa Caixa SA(g)	3,500	133,655
Banco Santander Brasil SA	46,100	567,971
BM&F BOVESPA SA	166,899	1,120,575
BR Malls Participacoes SA*	17,100	201,929
Bradespar SA (PRFC Shares)	11,600	284,399
Braskem SA (PRFC A Shares)*	35,000	255,855
BRF — Brasil Foods SA	42,030	1,136,099
Brookfield Incorporacoes SA	44,000	195,462
Centrais Eletricas Brasileiras SA (PRFC B Shares)	63,600	1,144,432
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC Shares)	16,550	553,357
Cia de Bebidas das Americas (PRFC Shares)	21,144	1,942,892
Cia de Concessoes Rodoviarias	24,000	524,846
Cia de Saneamento Basico do Estado de Sao Paulo	28,200	511,401
Cia de Saneamento de Minas Gerais-COPASA	18,200	259,949
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	5,051	131,647
Cia Energetica de Minas Gerais (PRFC Shares)	46,975	776,863
Cia Energetica de Sao Paulo (PRFC B Shares)	32,400	441,814
Cia Paranaense de Energia (PRFC B Shares)	13,200	267,956
Cia Siderurgica Nacional SA	51,400	1,024,329
Cielo SA	107,700	1,022,888
Cosan SA Industria e Comercio*	11,400	138,465
CPFL Energia SA	23,600	473,632
Cyrela Brazil Realty SA	36,400	426,357
Diagnosticos da America SA	40,400	351,897
Duratex SA	11,959	101,544
EDP — Energias do Brasil SA	13,300	255,253
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	9,000	197,172
Empresa Brasileira de Aeronautica SA	66,900	396,882
Fertilizantes Fosfatados SA (PRFC Shares)*	8,800	83,282
Fibria Celulose SA*	21,512	465,961
Gafisa SA	47,800	325,234
Gerdau SA (PRFC Shares)	38,300	623,706
Global Village Telecom Holding SA*	9,400	304,726
Gol Linhas Aereas Inteligentes SA (PFRC Shares)	14,000	173,509
Hypermarcas SA*	28,000	341,665
Industrias Romi SA	6,000	41,668
Investimentos Itau SA (PRFC Shares)	231,567	1,586,013
Itau Unibanco Holding SA (PFRC Shares)	146,572	3,209,443
JBS SA	91,700	409,939
LLX Logistica SA*	50,000	236,455
Localiza Rent A Car	14,900	156,679
Lojas Americanas SA (PRFC Shares)	54,400	405,320
Lojas Renner SA	23,400	537,910
Lupatech SA*	12,400	167,207
Marfrig Alimentos SA	34,840	395,350
Metalurgica Gerdau SA (PRFC Shares)	19,100	387,188
MRV Engenharia e Participacoes SA	35,700	250,935
Natura Cosmeticos SA	22,300	454,815
NET Servicos de Comunicacao SA (PRFC Shares)*	36,500	472,067
OGX Petroleo e Gas Participacoes SA	68,000	636,275
PDG Realty SA Empreendimentos e Participacoes	43,800	366,488
Petroleo Brasileiro SA (PRFC Shares)	361,500	7,163,528
Randon Participacoes SA (PRFC Shares)	29,000	224,551
Redecard SA	72,600	1,343,121
Rossi Residencial SA	28,400	196,429
Souza Cruz SA	14,000	489,510

Suzano Papel e Celulose SA (PRFC Shares)	27,300	372,269
Tam SA (PRFC Shares)	15,000	256,249
Tele Norte Leste Participacoes SA (PRFC Shares)	56,600	1,001,286
Telecomunicacoes de Sao Paulo SA (PRFC Shares)	6,500	141,196
Telemar Norte Leste SA (PRFC A Shares)	3,800	107,802
Tim Participacoes SA (PRFC Shares)*	77,000	213,029
Totvs SA	10,300	618,573
Tractebel Energia SA	18,000	200,917
Transmissora Alianca de Energia Eletrica SA	12,900	278,260
Ultrapar Participacoes SA (PRFC Shares)	12,600	602,031
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	23,900	822,896
Vale SA (PRFC A Shares)	257,100	7,134,639
Vivo Participacoes SA (PRFC Shares)	17,775	482,169
Weg SA	51,900	557,421

		53,700,527

Bulgaria — 0.3%
Bulgarian American Credit Bank JSCO*(g)	23,904	254,436
CB First Investment Bank AD*(g)	155,563	255,180
Central Cooperative Bank AD*(g)	87,402	79,382
Chimimport AD*(g)	265,946	482,536
Corporate Commercial Bank AD*(g)	3,940	174,159
Industrial Holding Bulgaria PLC*(g)	54,384	52,587
MonBat AD*(g)	48,227	216,511
Olovno Tzinkov Komplex AD*(g)	9,086	84,211
Petrol AD*(g)	90,727	253,410
Sopharma AD Sofia*(g)	197,237	543,548

		2,395,960

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA(g)	90,800	280,316
Administradora de Fondos de Pensiones Provida SA, ADR	8,500	387,600
AES Gener SA	755,000	338,113
Almendral SA	2,494,900	251,986
Antarchile SA(g)	50,200	908,814
Banco de Chile	18,071,876	1,725,739
Banco de Credito e Inversiones	24,039	929,951
Banco Santander Chile	18,480,750	1,213,267
Banmedica SA(g)	148,000	177,685
CAP SA	26,400	844,196
Centros Comerciales Sudamericanos SA	379,550	1,489,991
Cia Cervecerias Unidas SA, ADR	12,600	472,626
Cia General de Electricidad	38,850	244,316
Cia Sudamericana de Vapores SA*	352,826	283,740
Colbun SA	2,769,050	709,742
Embotelladora Andina SA, ADR (Class B Stock)	18,950	386,959
Empresa Nacional de Electricidad SA	1,016,750	1,592,698
Empresa Nacional de Telecomunicaciones SA	30,850	419,701
Empresas CMPC SA	37,912	1,606,790
Empresas COPEC SA	151,900	2,272,349
Empresas La Polar SA	101,800	560,652
Enersis SA	2,927,400	1,171,685
Enersis SA, ADR	17,500	349,825
Grupo Security SA(g)	692,880	199,380
Inversiones Aguas Metropolitanas SA	252,500	312,527
Lan Airlines SA, ADR	49,750	878,088
Madeco SA*	4,480,000	267,221
Minera Valparaiso SA	3,281	100,103
Parque Arauco SA	181,800	242,516
Ripley Corp. SA	192,000	160,625
SACI Falabella	363,600	2,134,206
Salfacorp SA	267,000	590,224
Sociedad de Inversiones Pampa Calichera SA (Class A Stock)	207,000	337,669
Sociedad Matriz Banco de Chile (Class B Stock)	1,875,600	296,665
Sociedad Quimica y Minera de Chile SA, ADR	28,400	1,061,876
Sonda SA	334,450	519,441
Vina Concha y Toro SA	76,150	174,140
Vina Concha y Toro SA, ADR	4,800	215,520

		26,108,942

China — 6.4%
Agile Property Holdings Ltd.	158,000	215,707
Air China Ltd. (Class H Stock)*	346,000	357,397
Alibaba.com Ltd.	100,500	202,184
Aluminum Corp. of China Ltd. (Class H Stock)*	270,000	278,894
Angang Steel Co. Ltd. (Class H Stock)	106,000	194,409
Anhui Conch Cement Co. Ltd. (Class H Stock)	34,000	224,645
Anta Sports Products Ltd.	270,000	445,813
Baidu, Inc., ADR*	2,700	1,611,900
Bank of China Ltd. (Class H Stock)	3,682,000	1,963,291
Bank of Communications Co. Ltd. (Class H Stock)	373,000	444,376
Beijing Capital International Airport Co. Ltd. (Class H Stock)*	342,000	204,383
Beijing Enterprises Holdings Ltd.	48,000	333,529
BOE Technology Group Co. Ltd. (Class B Stock)*	576,700	167,864
BYD Co. Ltd. (Class H Stock)*	30,000	298,870
Chaoda Modern Agriculture Holdings Ltd.	267,520	284,946
China Agri-Industries Holdings Ltd.	207,000	285,802
China Citic Bank (Class H Stock)	345,000	258,608
China Coal Energy Co. (Class H Stock)	253,000	394,933
China Communications Construction Co. Ltd. (Class H Stock)	319,000	301,158

China Communications Services Corp. Ltd. (Class H Stock)	232,000	116,534
China Construction Bank Corp. (Class H Stock)	2,032,000	1,664,490
China COSCO Holdings Co. Ltd. (Class H Stock)	296,000	391,909
China Dongxiang Group Co.	550,000	396,690
China Eastern Airlines Corp. Ltd.*	500,000	255,015
China Green Holdings Ltd.	303,000	381,665
China High Speed Transmission Equipment Group Co. Ltd.	90,000	198,912
China Hongxing Sports Ltd.	1,094,000	113,392
China International Marine Containers Co. Ltd. (Class B Stock)	185,700	260,459
China Life Insurance Co. Ltd. (Class H Stock)	474,000	2,271,024
China Medical Technologies, Inc., ADR	5,500	74,910
China Mengniu Dairy Co. Ltd.*	185,000	576,617
China Merchants Bank Co. Ltd. (Class H Stock)	295,269	798,615
China Merchants Holdings International Co. Ltd.	114,000	419,925
China Mobile Ltd.	514,500	4,950,014
China National Building Material Co. Ltd. (Class H Stock)	76,000	147,218
China Oilfield Services Ltd. (Class H Stock)	128,000	187,938
China Overseas Land & Investment Ltd.	204,720	462,477
China Petroleum & Chemical Corp. (Class H Stock)	1,430,000	1,171,369
China Railway Construction Corp. (Class H Stock)	108,200	133,364
China Railway Group Ltd. (Class H Stock)*	412,000	297,157
China Resources Enterprise Ltd.	182,000	676,266
China Resources Gas Group Ltd.	150,000	209,808
China Resources Land Ltd.	106,000	230,451
China Resources Power Holdings Co. Ltd.	147,400	315,521
China Shanshui Cement Group Ltd.	250,000	139,743
China Shenhua Energy Co. Ltd. (Class H Stock)	253,500	1,095,396
China Shipping Container Lines Co. Ltd. (Class H Stock)*	604,000	241,157
China Shipping Development Co. Ltd. (Class H Stock)	230,000	375,619
China South Locomotive & Rolling Stock Corp. (Class H Stock)	300,000	235,309
China Southern Airlines Co. Ltd. (Class H Stock)*	632,000	282,454
China Taiping Insurance Holdings Co. Ltd.*	80,000	279,744
China Telecom Corp. Ltd. (Class H Stock)	1,298,000	640,286
China Travel International Investment Hong Kong Ltd.	690,000	187,513
China Unicom Hong Kong Ltd.	728,052	819,548
China Vanke Co. Ltd. (Class B Stock)	269,760	309,568
China Yurun Food Group Ltd.	117,000	357,137
China Zhongwang Holdings Ltd.*	172,400	151,434
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	113,880	100,617
CITIC Pacific Ltd.	124,000	296,415
CNOOC Ltd.	1,281,000	2,108,533
CNPC Hong Kong Ltd.	230,000	322,890
COSCO Pacific Ltd.	158,000	239,312
Country Garden Holdings Co.	415,000	149,126
Ctrip.com International Ltd., ADR*	15,200	595,840
Datang International Power Generation Co. Ltd. (Class H Stock)	372,000	168,650
Denway Motors Ltd.	542,000	288,303
Dongfeng Motor Group Co. Ltd. (Class H Stock)	354,000	575,391
Focus Media Holding Ltd., ADR*	19,300	352,418
Foxconn International Holding Ltd.*	220,000	232,064
Global Bio-Chem Technology Group Co. Ltd.	760,000	190,875
Golden Eagle Retail Group Ltd.	74,000	147,919
Guangdong Investment Ltd.	340,000	183,920
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	99,600	163,172
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	68,000	117,534
Harbin Power Equipment Co. Ltd. (Class H Stock)	344,000	283,999
Huaneng Power International, Inc. (Class H Stock)	296,000	171,937
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,756,000	2,101,365
Inner Mongolia Eerduosi Cashmere Products Co. Ltd. (Class B Stock)	133,600	112,491
Inner Mongolia Yitai Coal Co. (Class B Stock)*	37,196	347,001
Jiangsu Expressway Co. Ltd. (Class H Stock)	90,000	84,966
Jiangxi Copper Co. Ltd. (Class H Stock)	92,000	207,835
Kingboard Chemical Holdings Ltd.	44,500	202,605
Konka Group Co. Ltd. (Class B Stock)	161,000	80,871
Lenovo Group Ltd.	294,000	202,961
Li Ning Co. Ltd.	88,500	320,865
Maanshan Iron & Steel (Class H Stock)*	392,000	227,195
Metallurgical Corp. of China Ltd.*	375,000	205,268
Mindray Medical International Ltd., ADR	5,200	189,384
Netease.com, ADR*	15,300	542,691
New Oriental Education & Technology Group, Inc., ADR*	4,900	418,999
Nine Dragons Paper Holdings Ltd.	150,000	250,765
Parkson Retail Group Ltd.	171,000	295,122

PetroChina Co. Ltd. (Class H Stock)	1,626,000	1,901,546
PICC Property & Casualty Co. Ltd. (Class H Stock)*	284,000	289,331
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	99,000	853,025
Ports Design Ltd.	82,500	209,325
Semiconductor Manufacturing International Corp.*	3,851,000	495,991
Shanda Interactive Entertainment Ltd., ADR*	2,000	87,180
Shandong Chenming Paper Holdings Ltd. (Class B Stock)	360,387	270,142
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	44,000	183,611
Shanghai Electric Group Co. Ltd. (Class H Stock)	458,000	222,976
Shanghai Haixin Group Co. (Class B Stock)*	451,500	212,205
Shanghai Industrial Holdings Ltd.	31,000	142,139
Shanghai Jin Jiang International Hotels Group Co. Ltd. (Class H Stock)	210,000	68,158
Shanghai Zhenhua Heavy Industry Co. Ltd. (Class B Stock)	188,110	142,964
Shimao Property Holdings Ltd.	167,000	307,146
Sina Corp.*	7,200	271,368
Sino-Ocean Land Holdings Ltd.	185,000	162,978
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)*	740,000	293,551
Sohu.com, Inc.*	5,500	300,300
Suntech Power Holdings Co. Ltd., ADR*	8,800	123,376
Tencent Holdings Ltd.	66,900	1,342,437
Tingyi Cayman Islands Holding Corp.	254,000	600,630
Tsingtao Brewery Co. Ltd. (Class H Stock)	34,000	171,002
Want Want China Holdings Ltd.	1,055,400	748,978
Weichai Power Co. Ltd. (Class H Stock)	23,000	192,549
Wumart Stores, Inc. (Class H Stock)	137,000	276,320
Yangzijiang Shipbuilding Holdings Ltd.	113,000	93,699
Yantai Changyu Pioneer Wine Co. (Class B Stock)	31,100	258,758
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	112,000	269,461
Zhejiang Expressway Co. Ltd. (Class H Stock)	174,000	157,097
Zhejiang Southeast Electric Power Co. (Class B Stock)*	275,000	178,750
Zijin Mining Group Co. Ltd. (Class H Stock)	286,000	225,433
ZTE Corp. (Class H Stock)	50,960	308,809

		54,125,891

Colombia — 1.5%
Almacenes Exito SA	64,655	584,486
Banco de Bogota SA	11,000	213,414
BanColombia SA, ADR(g)	41,500	1,894,890
Bolsa de Valores de Colombia	10,500,000	208,629
Cementos Argos SA	70,500	439,307
Cia Colombiana de Inversiones SA	13,300	408,156
Corp Financiera Colombiana SA	17,569	252,950
Ecopetrol SA	1,133,700	1,592,151
Empresa de Telecomunicaciones de Bogota	848,000	458,724
Grupo Aval Acciones y Valores	1,090,600	508,272
Grupo Nacional de Chocolates SA(g)	176,494	1,966,400
Interconexion Electrica SA	241,500	1,607,865
Inversiones Argos SA	111,200	1,145,229
Isagen SA ESP	537,200	637,079
Mineros SA(g)	69,000	205,290
Suramericana de Inversiones SA	51,000	750,191
Textiles Fabricato Tejicondor SA*	9,438,400	150,225

		13,023,258

Croatia — 0.8%
Adris Grupa dd (PRFC Shares)(g)	15,093	819,585
Atlantska Plovidba dd*(g)	2,227	404,200
Dalekovod dd*(g)	6,170	413,070
Ericsson Nikola Tesla(g)	1,015	278,418
Hrvatske telekomunikacije dd(g)	49,570	2,964,355
INA Industrija Nafte dd*(g)	1,916	632,099
Institut Gradevinarstva Hrvatske dd(g)	660	311,755
Koncar-Elektroindustrija dd*(g)	1,788	152,954
Petrokemija dd*(g)	8,297	204,443
Podravka dd*(g)	6,300	387,773
Privredna Banka Zagreb dd*(g)	660	73,632
VIRO Tvornica Secera*	435	29,825

		6,672,109

Czech Republic — 1.5%
CEZ A/S	107,650	5,085,177
Komercni Banka A/S	14,550	2,952,818
New World Resources NV (Class A Stock)	172,050	1,995,218
Pegas Nonwovens SA	12,837	306,817
Philip Morris CR A/S	600	315,984
Telefonica O2 Czech Republic A/S	54,600	1,275,077
Unipetrol*	89,300	770,515

		12,701,606

Egypt — 1.6%
Alexandria Mineral Oils Co.	4,500	34,743
Arab Cotton Ginning*	637,670	470,203
Commercial International Bank	126,800	1,498,294
Eastern Tobacco	12,520	283,962
Egyptian Co. for Mobile Services	13,490	525,806
Egyptian Financial & Industrial Co.	37,180	161,861
Egyptian Financial Group-Hermes Holding	133,940	772,600
Egyptian for Tourism Resorts*	1,198,217	470,060
Egyptian International Pharmaceutical Industrial Co.	14,300	95,498
Egyptian Kuwaiti Holding Co.	206,274	464,116
El Ezz Aldekhela Steel Alexandria	980	173,538

ElSwedy Cables Holding Co.	29,510	402,935
Ezz Steel*	145,920	559,987
Ghabbour Auto*	39,000	254,570
Maridive & Oil Services SAE*	99,440	460,407
Medinet Nasr Housing	17,100	101,339
Misr Beni Suef Cement Co.	7,820	253,262
National Societe Generale Bank SAE*	28,850	171,444
Nile Cotton Ginning*	37,500	78,732
Olympic Group Financial Investments	30,000	168,961
Orascom Construction Industries	43,880	2,103,148
Orascom Telecom Holding SAE	1,623,781	1,660,350
Oriental Weavers	35,000	253,569
Palm Hills Developments SAE*	112,500	134,240
Pioneers Holding	107,500	90,202
Sidi Kerir Petrochemcials Co.	134,010	355,835
Six of October Development & Investment*	13,658	242,029
South Valley Cement*	242,068	313,027
Suez Cement	38,000	305,601
Talaat Moustafa Group*	400,500	557,907
Telecom Egypt	190,450	588,368

		14,006,594

Estonia — 0.7%
AS Nordecon International(g)	60,000	155,596
Merko Ehitus A/S(g)	66,394	686,018
Norma A/S(g)	53,846	421,820
Olympic Entertainment Group A/S*(g)	444,536	714,495
Tallink Group Ltd. A/S*	3,296,200	2,715,743
Tallinna Kaubamaja A/S(g)	123,928	867,051
Tallinna Vesi A/S (Class A Stock)(g)	21,500	311,009

		5,871,732

Ghana — 0.1%
CAL Bank Ltd.(g)	1,140,075	152,465
Ghana Commercial Bank Ltd.(g)	1,190,800	796,241
Standard Chartered Bank/Ghana(g)	13,000	299,666

		1,248,372

Hungary — 1.5%
Egis Gyogyszergyar Nyrt	2,550	275,039
Magyar Telekom Telecommunications PLC	559,490	2,283,970
MOL Hungarian Oil and Gas Nyrt*	28,330	2,898,453
OTP Bank PLC*	138,550	4,845,629
Richter Gedeon Nyrt	12,200	2,639,201

		12,942,292

India — 6.0%
ABB Ltd.	9,590	177,296
ACC Ltd.	3,800	80,499
Adani Enterprises Ltd.	23,400	244,815
Aditya Birla Nuvo Ltd.	9,400	189,759
Ambuja Cements Ltd.	70,000	186,869
Amtek Auto Ltd.	30,090	130,360
Apollo Hospitals Enterprise Ltd.	14,500	235,627
Asian Paints Ltd.	2,700	122,617
Axis Bank Ltd.	29,900	778,053
Bajaj Auto Ltd.	8,000	359,024
Bajaj Hindusthan Ltd.	39,400	119,091
Balrampur Chini Mills Ltd.	75,700	155,548
Bank of Baroda	18,000	256,218
Bank of India	34,700	262,984
Bharat Forge Ltd.	11,000	62,320
Bharat Heavy Electricals Ltd.	12,720	677,338
Bharat Petroleum Corp. Ltd.	13,600	156,932
Bharti Airtel Ltd.	357,480	2,488,704
Biocon Ltd.	11,400	72,229
Bosch Ltd.	800	85,178
Cairn India Ltd.*	52,880	360,013
Canara Bank	24,000	219,285
CESC Ltd.	25,000	213,108
Cipla Ltd.	51,810	390,465
Colgate-Palmolive India Ltd.	7,200	108,301
Container Corp. of India	9,900	290,649
Crompton Greaves Ltd.	23,450	136,302
Dabur India Ltd.	96,400	340,981
Divi’s Laboratories Ltd.	10,000	151,086
DLF Ltd.	45,330	311,893
Dr. Reddys Laboratories Ltd.	15,800	448,696
Educomp Solutions Ltd.	13,000	216,522
Essar Oil Ltd.*	53,050	163,303
GAIL India Ltd., GDR	10,055	546,992
Glaxosmithkline Pharmaceuticals Ltd.	6,000	237,621
Glenmark Pharmaceuticals Ltd.	14,090	84,283
GMR Infrastructure Ltd.*	379,500	530,007
Gujarat State Petronet Ltd.	95,000	185,683
GVK Power & Infrastructure Ltd.*	144,300	144,155
HCL Technologies Ltd.	9,300	74,243
HDFC Bank Ltd., ADR	9,010	1,255,904
Hero Honda Motors Ltd.	13,900	602,008
Hindalco Industries Ltd., GDR, 144A	37,400	150,991
Hindustan Petroleum Corp Ltd.	25,000	177,386
Hindustan Unilever Ltd.	189,700	1,012,198
Housing Development & Infrastructure Ltd.*	32,657	208,293
Housing Development Finance Corp.	28,900	1,749,128
ICICI Bank Ltd., ADR	34,080	1,455,216
Idea Cellular Ltd.*	285,260	416,183
Indiabulls Financial Services Ltd.	47,800	111,901
Indiabulls Real Estate Ltd.*	57,100	194,022
Indiabulls Securities Ltd.	258,300	159,945
Indian Hotels Co. Ltd.	108,000	245,974
Indian Oil Corp. Ltd.	55,600	366,270
Infosys Technologies Ltd., ADR	53,730	3,162,010
Infrastructure Development Finance Co. Ltd.	150,970	541,232
ITC Ltd.	42,000	246,088
ITC Ltd., GDR*	125,980	737,243
IVRCL Infrastructures & Projects Ltd.	46,200	170,825
Jaiprakash Associates Ltd.	177,505	591,288
Jindal Steel & Power Ltd.	42,160	660,267
JSW Steel Ltd.	12,500	343,802
Kotak Mahindra Bank Ltd.	23,100	384,949
Lanco Infratech Ltd.*	237,000	275,299
Larsen & Toubro Ltd., GDR	21,462	777,139
LIC Housing Finance Ltd.	15,000	291,196
Lupin Ltd.	8,000	289,983
Mahindra & Mahindra Ltd., GDR	19,730	493,250
Maruti Suzuki India Ltd.	12,590	397,639
Mphasis Ltd.	13,300	183,806

Mundra Port & Special Economic Zone Ltd.	31,500	554,013
Nestle India Ltd.	3,000	178,827
NTPC Ltd.	238,300	1,100,071
Oil & Natural Gas Corp. Ltd.	57,230	1,400,570
Patni Computer Systems Ltd.	23,500	279,807
Piramal Healthcare Ltd.	27,100	256,392
Power Grid Corp. of India Ltd.	116,290	277,547
Punj Lloyd Ltd.	36,100	142,567
Ranbaxy Laboratories Ltd., GDR*	14,830	157,346
Reliance Capital Ltd.	24,100	405,854
Reliance Communications Ltd.	222,900	843,788
Reliance Industries Ltd.	21,740	520,196
Reliance Industries Ltd., GDR, 144A	80,000	3,856,000
Reliance Infrastructure Ltd.	36,150	804,447
Reliance Natural Resources Ltd.*	121,270	168,149
Reliance Power Ltd.*	129,530	431,190
Satyam Computer Services Ltd.*	141,700	291,480
Sesa Goa Ltd.	42,000	440,114
Shree Renuka Sugars Ltd.	81,000	128,640
Siemens India Ltd.	16,500	272,023
State Bank of India Ltd., GDR (OTC)	7,070	654,544
State Bank of India Ltd., GDR (XLON)	2,200	206,800
Steel Authority of India Ltd.	62,400	351,022
Sterlite Industries India Ltd.	30,580	578,939
Sun Pharmaceutical Industries Ltd.	14,790	590,348
Sun TV Network Ltd.	27,500	262,167
Suzlon Energy Ltd.*	91,000	145,636
Tata Chemicals Ltd.	34,200	249,977
Tata Communications Ltd.	18,000	112,543
Tata Consultancy Services Ltd.	50,460	877,416
Tata Motors Ltd., ADR	24,490	452,085
Tata Power Co. Ltd.	22,640	692,715
Tata Steel Ltd.	34,990	492,603
Tata Tea Ltd.	3,600	78,491
Tata Teleservices Maharashtra Ltd.*	253,600	133,593
Titan Industries Ltd.	2,100	86,096
Torrent Power Ltd.	28,000	180,149
Unitech Ltd.	201,190	329,827
United Phosphorus Ltd.	81,000	269,188
United Spirits Ltd.	18,010	530,091
Videocon Industries Ltd.	38,300	194,166
Wipro Ltd.	48,200	758,993
Yes Bank Ltd.*	45,000	256,799
Zee Entertainment Enterprises Ltd.	55,100	329,225

		50,968,918

Indonesia — 3.1%
Adaro Energy PT	3,905,600	841,252
AKR Corporindo Tbk PT	4,796,000	490,168
Aneka Tambang Tbk PT	860,000	226,826
Astra Agro Lestari Tbk PT	95,500	258,179
Astra International Tbk PT	609,500	2,806,533
Bakrie and Brothers Tbk PT*	42,145,500	338,109
Bakrie Sumatera Plantations Tbk PT	5,068,500	275,719
Bakrieland Development Tbk PT*	9,500,000	250,563
Bank Central Asia Tbk PT	3,223,000	1,948,074
Bank Danamon Indonesia Tbk PT	852,500	487,170
Bank Mandiri Tbk PT	1,931,500	1,135,615
Bank Negara Indonesia Persero Tbk PT	1,537,500	384,396
Bank Pan Indonesia Tbk PT*	1,476,000	160,585
Bank Rakyat Indonesia	1,804,000	1,635,584
Barito Pacific Tbk PT*	1,361,500	196,007
Berlian Laju Tanker Tbk PT	380,000	26,309
Bumi Resources Tbk PT	5,835,000	1,442,799
Energi Mega Persada Tbk PT*	14,559,500	235,205
Gudang Garam Tbk PT	130,000	353,591
Holcim Indonesia Tbk PT*	1,200,000	273,641
Indah Kiat Pulp & Paper Corp. Tbk PT*	567,000	138,642
Indo Tambangraya Megah PT	121,500	508,058
Indocement Tunggal Prakarsa Tbk PT	277,500	434,571
Indofood Sukses Makmur Tbk PT	1,850,000	767,487
Indosat Tbk PT	518,500	313,396
International Nickel Indonesia Tbk PT	471,000	244,571
Kalbe Farma Tbk PT	2,730,000	561,031
Kawasan Industri Jababeka Tbk PT*	5,032,000	59,171
Lippo Karawaci Tbk PT*	3,963,500	261,344
Medco Energi Internasional Tbk PT	461,000	131,721
Perusahaan Gas Negara PT	4,211,500	1,967,017
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	240,000	258,476
Semen Gresik Persero Tbk PT	439,000	352,184
Tambang Batubara Bukit Asam Tbk PT	294,500	563,141
Telekomunikasi Indonesia Tbk PT	3,537,500	3,129,499
Timah Tbk PT	1,050,000	274,053
Unilever Indonesia Tbk PT	412,500	550,786
United Tractors Tbk PT	918,000	1,851,234

		26,132,707

Israel — 3.0%
Africa Israel Investments Ltd.*	5,700	67,307
Alvarion Ltd.*	10,500	41,622
Avner Oil & Gas Ltd.*	807,000	347,191
Bank Hapoalim BM*	234,670	1,041,355
Bank Leumi Le-Israel BM*	318,830	1,495,911
Bezeq Israeli Telecommunication Corp. Ltd.	350,670	995,340
Cellcom Israel Ltd.	14,010	478,722
Ceragon Networks Ltd.*	20,500	223,860
Check Point Software Technologies*	41,045	1,439,038
Clal Industries & Investments	37,300	256,354
Clal Insurance*	8,543	210,492
Delek Automotive Systems Ltd.	15,200	189,190
Delek Group Ltd.	1,700	389,150
Delek Real Estate Ltd.*	—	—
Discount Investment Corp.	11,200	312,142
Elbit Systems Ltd.	4,585	293,405
EZchip Semiconductor Ltd.*	6,400	126,016
Frutarom Industries Ltd.	15,955	146,782
Gazit Globe Ltd.	27,750	291,185

Harel Insurance Investments & Finances Ltd.*	5,920	333,503
Israel Chemicals Ltd.	163,585	2,213,150
Israel Corp. Ltd., (The)*	920	781,655
Israel Discount Bank Ltd. (Class A Stock)*	98,975	226,297
Isramco LP*	3,657,720	561,165
Koor Industries Ltd.	6,600	183,405
Makhteshim-Agan Industries Ltd.	77,125	348,505
Menorah Mivtachim Holdings Ltd.*	14,500	219,712
Migdal Insurance & Financial Holding Ltd.*	112,170	231,882
Mizrahi Tefahot Bank Ltd.*	28,885	273,082
Nice Systems Ltd.*	20,435	651,354
Oil Refineries Ltd.	290,300	169,039
Ormat Industries	28,910	220,595
Osem Investment Ltd.	13,650	209,602
Partner Communications Co. Ltd.	33,445	751,116
Paz Oil Co. Ltd.*	1,500	235,852
Shufersal Ltd.	14,320	84,430
Strauss Group Ltd.	8,700	132,533
Teva Pharmaceutical Industries Ltd., ADR	155,650	9,818,402

		25,990,341

Jordan — 0.8%
Arab Bank PLC(g)	195,090	2,972,144
Arab Potash Co.(g)	20,953	1,020,063
Cairo Amman Bank(g)	50,000	200,494
Capital Bank of Jordan*	57,550	125,948
Dar Al Dawa Development & Investment Co. Ltd.(g)	10,200	52,998
Jordan Petroleum Refinery Co.	23,810	229,948
Jordan Phosphate Mines	17,740	425,810
Jordan Steel	23,700	96,038
Jordan Telecom	15,000	115,002
Jordanian Electric Power Co.(g)	131,329	723,167
Middle East Complex For Engineering Electric and Heavy Industries PLC*	14,500	14,945
Tameer Jordan Holdings PSC*	222,660	235,785
United Arab Investors*	260,300	271,969

		6,484,311

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	134,100	2,425,676
Kazakhmys PLC*	102,000	2,363,562
KazMunaiGas Exploration Production, GDR	78,800	1,943,996

		6,733,234

Kenya — 0.8%
Athi River Mining Ltd.(g)	115,000	169,555
Bamburi Cement Co. Ltd.(g)	36,000	87,067
Barclays Bank of Kenya Ltd.(g)	416,500	274,722
British American Tobacco Kenya Ltd.	105,000	275,673
CMC Holdings Ltd.	230,000	35,696
East African Breweries Ltd.(g)	633,300	1,326,883
Equity Bank Ltd.(g)	4,827,000	986,376
KenolKobil Ltd. Group(g)	385,420	383,825
Kenya Airways Ltd.	328,600	254,992
Kenya Commercial Bank Ltd.	1,709,100	486,293
Kenya Electricity Generating Co. Ltd.	764,500	148,312
Mumias Sugar Co. Ltd.	1,400,000	190,119
Safaricom Ltd.(g)	28,021,400	2,011,365
Standard Chartered Bank Kenya Ltd.(g)	79,700	194,818

		6,825,696

Kuwait — 1.5%
Acico Industries Co. KSCC	80,000	101,911
Agility*	105,000	216,905
Al Ahli Bank of Kuwait	55,000	89,947
Al Safat Investment Co.*	460,000	221,725
Al Safwa Group Co.*	800,000	154,243
Al-Deera Holding Co.*	440,000	149,974
Boubyan Bank KSC*	255,000	456,533
Boubyan Petrochemicals Co.	547,500	1,055,603
Burgan Bank*	160,250	206,899
Combined Group Contracting Co.	35,000	202,444
Commercial Bank of Kuwait*(g)	150,000	485,454
Commercial Real Estate Co.*	214,000	78,099
Global Investment House KSCC*	380,000	136,065
Gulf Bank KSC*	240,000	301,601
Gulf Cable & Electrical Industries Co.	47,500	291,100
Hits Telecom Holding KSC*	520,000	171,871
Kuwait Finance House	256,478	989,001
Kuwait Food Co.(g)	77,500	426,924
Kuwait International Bank*	240,000	191,702
Kuwait Portland Cement Co.	60,000	276,812
Kuwait Projects Co. Holdings KSC	140,000	250,646
Kuwait Real Estate Co.*	560,000	154,243
Mabanee Co. SAKC	120,450	281,997
Mena Holding Group*	90,000	89,861
Mobile Telecommunications Co.*	600,000	2,809,434
National Bank of Kuwait	378,400	1,563,367
National Industries Group Holding*	767,500	1,017,344
National Investments Co.*	65,000	95,111
National Mobile Telecommunication Co. KSC	30,000	163,195
National Real Estate Co.*	120,000	85,109
Sultan Center Food Products Co.*	290,000	201,687

		12,916,807

Latvia — 0.1%
Grindeks*(g)	52,160	525,724
Latvian Shipping Co.*(g)	332,621	253,498
Ventspils Nafta(g)	78,610	160,261

		939,483

Lebanon — 0.3%
Solidere (Class A Stock)(g)	41,200	936,064
Solidere, GDR	57,800	1,302,234

		2,238,298

Lithuania — 0.3%
Apranga PVA*(g)	78,286	113,305
Klaipedos Nafta PVA(g)	513,391	234,961
Lietuvos Dujos(g)	193,290	162,559
Lifosa PVA*(g)	24,700	355,555
Pieno Zvaigzdes(g)	111,220	151,835

Rokiskio Suris*(g)	145,010	198,531
Sanitas*(g)	42,960	219,804
Siauliu Bankas*(g)	441,602	191,742
Ukio Bankas*(g)	1,643,591	745,786

		2,374,078

Malaysia — 3.2%
AirAsia Bhd*	339,600	144,710
Alliance Financial Group Bhd	249,000	219,841
AMMB Holdings Bhd	211,500	324,188
Astro All Asia Networks PLC	260,600	341,928
Axiata Group Bhd*	492,225	580,952
Batu Kawan Bhd	70,200	229,839
Berjaya Corp. Bhd	793,300	425,590
Berjaya Media Bhd*	19,800	5,129
Berjaya Sports Toto Bhd	243,707	334,705
British American Tobacco Malaysia Bhd	39,800	538,557
Bursa Malaysia Bhd	110,000	265,052
CIMB Group Holdings Bhd	249,400	1,074,974
Dialog Group Bhd	942,639	317,873
Digi.Com Bhd	49,800	344,722
EON Capital Bhd	125,000	269,390
Gamuda Bhd	746,400	663,568
Genting Bhd	528,800	1,069,920
Genting Malaysia Bhd	875,900	770,642
Genting Plantations Bhd	64,000	136,358
Hong Leong Bank Bhd	96,600	255,863
Hong Leong Financial Group Bhd	125,000	323,804
IGB Corp. Bhd	109,000	63,155
IJM Corp. Bhd	480,640	719,045
IOI Corp. Bhd	749,946	1,239,181
Kencana Petroleum Bhd	188,552	89,594
KNM Group Bhd*	2,310,000	509,871
Kuala Lumpur Kepong Bhd	79,100	404,472
Kulim Malaysia Bhd	67,000	146,036
Lafarge Malayan Cement Bhd	164,500	320,225
Lion Industries Corp. Bhd	748,000	398,995
Malayan Banking Bhd	520,950	1,192,979
Malaysia Airports Holdings Bhd	135,800	200,661
Malaysian Airline System Bhd*	393,600	259,424
Malaysian Bulk Carriers Bhd	53,000	51,668
Malaysian Resources Corp. Bhd*	684,500	346,237
Maxis Bhd	590,000	965,849
MISC Bhd	233,880	580,757
MMC Corp. Bhd	347,200	259,708
Multi-Purpose Holdings Bhd	342,650	250,002
Parkson Holdings Bhd	99,889	180,670
Petra Perdana Bhd	302,200	128,773
Petronas Dagangan Bhd	119,900	332,647
Petronas Gas Bhd	76,000	228,326
PLUS Expressways Bhd	265,000	274,586
PPB Group Bhd	70,900	391,232
Public Bank Bhd	265,637	947,888
RHB Capital Bhd	41,000	70,889
SapuraCrest Petroleum Bhd	502,700	369,859
Shell Refining Co. Federation of Malaya Bhd	33,200	109,310
Sime Darby Bhd	943,400	2,519,011
SP Setia Bhd	154,300	197,724
Ta Ann Holdings Bhd	26,600	48,030
TA Enterprise Bhd	559,400	118,328
TA Global Bhd*	335,640	45,788
Tan Chong Motor Holdings Bhd	230,000	262,998
Tanjong PLC	40,000	219,988
Telekom Malaysia Bhd	299,700	316,054
Tenaga Nasional Bhd	457,400	1,124,570
Titan Chemicals Corp. Bhd*	602,100	227,033
Top Glove Corp. Bhd	68,500	291,891
UEM Land Holdings Bhd*	289,000	149,727
UMW Holdings Bhd	141,100	274,674
Unisem M Bhd	310,000	254,690
Wah Seong Corp. Bhd	381,553	304,120
WCT Berhad	252,100	212,531
YTL Corp. Bhd	102,714	236,160
YTL Power International Bhd	444,857	298,662
Zelan Bhd*	640,400	108,958

		26,880,581

Mauritius — 0.4%
Mauritius Commercial Bank(g)	266,400	1,152,944
Mauritius Development Invest Trust	300,000	43,770
Naiade Resorts Ltd.	76,628	67,835
New Mauritius Hotels Ltd.(g)	289,017	1,184,496
Rogers & Co. Ltd.(g)	7,500	65,410
State Bank of Mauritius Ltd.(g)	166,800	426,570
Sun Resorts Ltd. (Class A Stock)	155,200	325,666

		3,266,691

Mexico — 6.3%
Alfa SAB de CV (Class A Stock)	231,300	1,822,151
America Movil SAB de CV (Class L Stock)	4,158,000	10,475,923
Axtel SAB de CV*	372,000	285,535
Banco Compartamos SA de CV	189,200	1,066,758
Bolsa Mexicana de Valores SA de CV*	398,700	632,051
Carso Global Telecom SAB de CV*	151,900	775,610
Carso Infraestructura y Construccion SAB de CV*	418,300	289,270
Cemex SAB de CV*	3,523,812	3,616,797
Coca-Cola Femsa SAB de CV (Class L Stock)*	70,100	467,758
Consorcio ARA SAB de CV*	319,500	215,261
Corporacion GEO SAB de CV (Class B Stock)*	131,800	399,757
Desarrolladora Homex SAB de CV*	47,800	225,976
Embotelladoras Arca SAB de CV	60,000	206,830
Empresas ICA SAB de CV*	456,200	1,167,828
Fomento Economico Mexicano SAB de CV	530,000	2,521,023
Genomma Lab Internacional SA de CV (Class B Stock)*	115,000	399,494
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	132,000	490,366
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	39,800	210,625
Grupo Bimbo SAB de CV (Class A Stock)	134,600	1,201,888
Grupo Carso SAB de CV (Class A Stock)	322,900	1,235,319
Grupo Elektra SAB de CV (Class A Stock)	16,300	817,389

Grupo Financiero Banorte SAB de CV (Class O Stock)	1,010,000	4,479,903
Grupo Financiero Inbursa SAB de CV (Class O Stock)	928,900	3,230,630
Grupo Mexico SAB de CV (Class B Stock)	1,519,614	4,085,489
Grupo Modelo SAB de CV (Class C Stock)*	142,700	842,552
Grupo Simec SAB de CV (Class B Stock)*	134,400	387,750
Grupo Televisa SA	379,200	1,602,217
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	564,400	785,173
Industrias CH SAB de CV (Class B Stock)*	97,200	388,761
Industrias Penoles SAB de CV	54,200	1,157,319
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	148,600	840,129
Mexichem SAB de CV	392,231	1,153,177
Organizacion Soriana SAB de CV (Class B Stock)*	82,600	245,854
Promotora y Operadora de Infraestructura SAB de CV*	27,800	69,704
Telefonos de Mexico SAB de CV	1,180,900	924,567
Telmex Internacional SAB de CV (Class L Stock)	1,190,200	1,149,408
TV Azteca SAB de CV	444,600	257,833
Urbi Desarrollos Urbanos SAB de CV*	129,000	297,883
Wal-Mart de Mexico SAB de CV (Class V Stock)	663,600	3,400,187

		53,822,145

Morocco — 1.5%
Alliances Developpement Immobilier SA	1,900	155,773
Attijariwafa Bank	36,320	1,265,528
Banque Centrale Populaire	16,740	565,424
Banque Marocaine du Commerce et de l’Industrie	1,355	158,467
Banque Marocaine du Commerce Exterieur	55,460	1,678,347
Brasseries Maroc(g)	300	108,800
Ciments du Maroc(g)	2,032	427,021
Compagnie Generale Immobiliere	1,840	432,372
Cosumar(g)	3,134	570,564
Credit Immobilier et Hotelier	4,661	195,282
Delta Holding SA	17,000	164,709
Douja Promotion Groupe Addoha SA	74,700	1,017,717
Holcim Maroc SA	2,265	579,211
Lafarge Ciments(g)	2,630	554,909
Maroc Telecom	116,654	2,236,273
ONA SA	9,830	1,570,354
Samir*	3,700	278,811
Societe Nationale d’Investissement	2,393	528,562
Sonasid(g)	2,010	516,183

		13,004,307

Nigeria — 0.8%
Access Bank PLC	3,307,291	247,247
Afribank Nigeria PLC*	473,733	8,498
African Petroleum PLC	363,264	99,277
Ashaka Cement PLC	474,716	66,103
Bank PHB PLC*(g)	10,483,894	116,060
Dangote Sugar Refinery PLC	2,798,880	347,737
Diamond Bank PLC	3,468,600	219,751
Ecobank Transnational, Inc.(g)	2,309,467	291,398
First Bank of Nigeria PLC	6,009,464	656,853
First City Monument Bank PLC*	3,151,000	189,123
Flour Mills Nigeria PLC	656,153	267,187
Guaranty Trust Bank PLC	4,321,783	602,369
Guinness Nigeria PLC	269,800	252,113
Intercontinental Bank PLC*	4,200,900	59,393
Lafarge Cement WAPCO Nigeria PLC	842,000	193,725
Nestle Foods Nigeria PLC	125,600	226,155
Nigerian Breweries PLC	1,526,300	625,992
Oando PLC	880,266	498,984
Oceanic Bank International PLC*	621,170	8,285
Skye Bank PLC*	6,394,300	338,585
UAC of Nigeria PLC	601,400	201,937
Unilever Nigeria PLC	349,300	69,417
Union Bank Nigeria PLC*	989,491	38,009
United Bank for Africa PLC*	4,886,972	495,378
Zenith Bank Ltd.*	5,930,050	750,204

		6,869,780

Oman — 0.7%
Al Maha Petroleum Products Marketing Co. LLC	3,000	75,631
Bank Dhofar SAOG(g)	311,714	623,427
Bank Muscat SAOG	571,812	1,256,501
Bank Sohar*(g)	653,970	390,683
Dhofar International Development & Investment Holding Co.	37,400	42,646
Galfar Engineering & Contracting SAOG	260,535	315,349
National Bank of Oman Ltd.	260,227	216,292
Oman Cables Industry	26,280	96,792
Oman Cement Co.	36,544	64,071
Oman Flour Mills(g)	167,400	293,059
Oman International Bank	170,900	142,491
Oman National Investment Corp. Holdings	128,468	168,176
Oman Telecommunications Co.	388,277	1,294,929
Ominvest	54,444	69,292
Raysut Cement Co.	95,338	396,210
Renaissance Hospitality Services	339,715	698,842

		6,144,391

Pakistan — 0.7%
Adamjee Insurance Co. Ltd.	53,350	77,529
Arif Habib Securities Ltd.*	43,750	22,349
Azgard Nine Ltd.*	528,024	87,627
Bank Alfalah Ltd.	353,531	52,230
EFU General Insurance Ltd.	14,500	15,165
Engro Chemical Pakistan Ltd.	150,590	358,225
Fauji Fertilizer Bin Qasim Ltd.	516,000	195,527
Fauji Fertilizer Co. Ltd.	164,587	214,923
Habib Bank Ltd.	133,540	175,780
HUB Power Co.	923,500	376,766
Jahangir Siddiqui & Co. Ltd.	360,000	92,871
Kot Addu Power Co. Ltd.	290,300	155,414
Lucky Cement Ltd.	519,500	502,740
MCB Bank Ltd.	462,858	1,151,855
National Bank of Pakistan	251,250	202,884

Nishat Mills Ltd.	594,000	398,263
Oil & Gas Development Co. Ltd.	547,300	846,100
Packages Ltd.*	49,000	75,833
Pakistan Oilfields Ltd.	55,800	155,337
Pakistan Petroleum Ltd.	151,480	352,407
Pakistan State Oil Co. Ltd.	48,200	177,761
Pakistan Telecommunication Co. Ltd.	1,307,700	327,081
SUI Southern Gas Co. Ltd.*	205,000	51,567
United Bank Ltd.	423,918	301,032

		6,367,266

Peru — 1.6%
Alicorp SA(g)	386,900	449,251
Cia de Minas Buenaventura SA, ADR	106,700	3,304,499
Cia Minera Milpo SA	198,139	521,492
Credicorp Ltd.	39,350	3,469,883
Edegel SA(g)	468,930	235,950
Enersur SA	37,500	160,978
Ferreyros SA(g)	350,258	357,406
Grana y Montero SA	41,719	54,314
Intergroup Financial Services Corp.	21,000	466,410
Minsur SA*	177,000	439,075
Sociedad Minera Cerro Verde SA	9,640	233,095
Sociedad Minera el Brocal SA*(g)	15,900	254,892
Southern Copper Corp.	92,990	2,944,993
Volcan Cia Minera SAA (Class B Stock)	616,964	742,441

		13,634,679

Philippines — 1.5%
Aboitiz Equity Ventures, Inc.	3,057,000	913,244
Aboitiz Power Corp.	1,125,000	304,962
Alliance Global Group, Inc.*	3,654,000	444,722
Atlas Consolidated Mining & Development*	351,000	79,614
Ayala Corp.	124,900	918,992
Ayala Land, Inc.	2,437,600	701,235
Banco de Oro Unibank, Inc.	367,400	337,400
Bank of the Philippine Islands	606,580	604,030
Benpres Holdings Corp.*	2,000,000	150,476
Energy Development Corp.	2,305,000	255,034
Filinvest Land, Inc.	7,790,000	153,421
First Philippine Holdings Corp.	190,000	237,552
Globe Telecom, Inc.	11,280	249,613
Holcim Philippines, Inc.(g)	800,000	84,975
International Container Terminal Services, Inc.	484,600	249,324
Jollibee Foods Corp.	200,100	261,250
Manila Electric Co.	255,800	996,256
Manila Water Co., Inc.	598,500	208,594
Megaworld Corp.	7,500,000	212,436
Metropolitan Bank & Trust	338,500	374,530
Philex Mining Corp.*	2,425,000	724,441
Philippine Long Distance Telephone Co.	32,100	1,719,009
Robinsons Land Corp.	1,128,000	361,938
San Miguel Corp. (Class B Stock)(g)	327,000	531,854
SM Investments Corp.	131,130	1,073,647
SM Prime Holdings, Inc.	1,800,000	390,352
Universal Robina Corp.	913,000	505,090

		13,043,991

Poland — 3.1%
Agora SA*	44,800	420,931
AmRest Holdings NV*	9,300	245,148
Asseco Poland SA	55,800	1,109,515
Bank Handlowy w Warszawie SA*	12,200	341,665
Bank Millennium SA*	241,571	369,553
Bank Pekao SA*	42,400	2,463,908
Bank Zachodni WBK SA*	6,700	482,927
Bioton SA*	4,134,400	332,882
BRE Bank SA*	3,000	272,947
Budimex SA	12,200	427,081
Cersanit SA*	55,800	313,125
Ciech SA*	1,800	21,210
Cinema City International NV*	33,700	414,319
Cyfrowy Polsat SA	147,300	804,411
Dom Maklerski IDMSA*	145,000	132,483
Elektrobudowa SA	700	42,883
Eurocash SA(g)	78,000	518,799
Fabryka Kotlow Rafako SA	70,000	330,568
Getin Holding SA*	99,200	373,311
Globe Trade Centre SA*	57,700	500,931
Grupa Lotos SA*	24,700	255,076
Ing Bank Slaski SA*	1,000	261,150
KGHM Polska Miedz SA	50,100	1,881,863
Kopex SA*	29,700	235,699
LPP SA*	200	129,175
Mostostal Warszawa SA*	2,500	65,637
Mostostal Zabrze Holding SA*	66,400	107,157
Multimedia Polska SA*(g)	140,000	411,188
Netia SA*	427,600	760,417
NG2 SA	11,000	213,716
Orbis SA*(g)	15,400	214,563
PBG SA*	10,400	784,569
Polimex Mostostal SA	314,800	562,025
Polnord SA*	15,000	195,862
Polska Grupa Energetyczna SA*	95,500	772,264
Polska Grupa Farmaceutyczna SA*	5,300	83,398
Polski Koncern Naftowy Orlen SA*	120,700	1,639,418
Polskie Gornictwo Naftowe I Gazownictwo SA	426,300	546,194
Powszechna Kasa Oszczednosci Bank Polski SA	236,800	3,311,685
Telekomunikacja Polska SA	516,700	2,932,055
TVN SA	134,600	848,141
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,300	214,846
Zaklady Azotowe Pulawy SA	6,300	167,612

		26,512,307

Qatar — 1.6%
Aamal Holding*	22,800	176,589
Barwa Real Estate Co.	36,400	320,912
Commercial Bank of Qatar	25,756	522,760
Doha Bank QSC	26,100	364,153
Gulf International Services OSC	50,000	451,799
Industries Qatar	93,900	2,973,543
Masraf Al Rayan*	205,400	767,218
Qatar Electricity & Water Co.	21,600	612,227
Qatar Fuel Co.	3,100	163,472
Qatar Gas Transport Co. Nakilat*	241,000	1,509,146
Qatar Insurance Co.	17,625	308,837

Qatar International Islamic Bank	20,200	256,314
Qatar Islamic Bank	27,200	599,879
Qatar National Bank SAQ	50,440	1,872,971
Qatar National Cement Co.	7,134	148,715
Qatar Navigation	15,240	304,716
Qatar Shipping Co.*	19,500	209,942
Qatar Telecom Q-Tel QSC*	25,500	1,049,135
United Development Co.*	30,000	237,297
Vodafone Qatar*	265,000	607,731

		13,457,356

Romania — 0.7%
Antibiotice(g)	593,000	130,106
Banca Transilvania	1,319,000	1,005,259
Biofarm Bucuresti*	6,134,800	483,748
BRD-Groupe Societe Generale(g)	512,600	2,638,302
Impact Developer & Contractor SA*(g)	224,930	65,306
SNP Petrom SA*(g)	13,445,400	1,525,996
Transelectrica SA(g)	46,500	297,629

		6,146,346

Russia — 6.1%
Aeroflot — Russian Airlines OJSC	250,300	575,690
AK Transneft OAO (PRFC Shares)	50	58,000
AvtoVAZ*	220,000	115,049
Central Telecommunication Co.(g)	97,750	80,090
Cherepovets MK Severstal*	10,500	140,700
Cherepovets MK Severstal, GDR*	20,000	291,200
Comstar United Telesystems OJSC, GDR	112,300	787,223
CTC Media, Inc.	76,300	1,313,886
Evraz Group SA, GDR*	16,800	667,464
Gazprom Neft JSC, ADR (OTC)	2,200	57,662
Gazprom Neft JSC, ADR (XLON)	6,300	165,123
Gazprom OAO, ADR (XLON)	317,670	7,411,241
Gazprom OAO, ADR (XNYS)	66,400	1,558,408
Irkutsk Electric Networks JSC	293,978	—
Irkutskenergo OJSC*	504,000	311,144
Kamaz*	63,900	163,760
LUKOIL OAO, ADR	56,900	3,226,230
Magnitogorsk Iron & Steel Works, GDR*	19,700	238,764
Mechel , ADR	18,100	514,402
Mining & Metallurgical Co. Norilsk Nickel, ADR (OTC)*	67,500	1,244,700
Mining & Metallurgical Co. Norilsk Nickel, ADR (XLON)*	34,800	640,668
Mobile Telesystems OJSC	484,470	4,190,666
Mosenergo OAO*	3,650,000	489,100
Mosenergo OAO, ADR*	3,800	50,920
NovaTek OAO (Class S Stock)	103,600	680,008
NovaTek OAO, GDR	5,500	400,400
Novolipetsk Steel OJSC, GDR*	11,400	395,010
OGK-3 OJSC*	7,184,200	494,273
OGK-4 OJSC*(g)	6,000,000	455,880
Pharmstandard, GDR*	28,700	714,630
PIK Group, GDR*	96,400	496,460
Polymetal, GDR*	12,000	122,400
Polyus Gold Co., ADR	16,100	414,575
Raspadskaya (Class S Stock)*	17,500	130,025
RBC Information Systems*	28,600	36,750
Rosneft Oil Co., GDR	220,400	1,747,772
Rostelecom, ADR	17,200	511,700
RusHydro*	15,800,000	829,500
RusHydro, ADR*	98,600	520,608
Sberbank (Class S Stock)	2,257,170	6,613,508
Sberbank (PRFC Shares) (Class S Stock)	386,000	876,907
Sberbank, GDR	3,720	1,084,849
Seventh Continent*(g)	5,600	51,800
Sistema JSFC*	1,239,250	1,259,363
SOLLERS*	4,400	80,100
Surgutneftegaz (PRFC Shares)	638,300	358,144
Surgutneftegaz, ADR	173,800	1,722,358
Tatneft, ADR	30,333	949,423
TGK-5*	90,278,000	49,653
TMK OAO, GDR*	16,300	336,595
Uralkali*(g)	23,100	484,869
Uralsvyazinform	1,400,000	53,620
Vimpel-Communications, ADR	113,820	2,095,426
VTB Bank OJSC	69,000,000	189,750
VTB Bank OJSC, GDR	257,700	1,427,658
X 5 Retail Group NV, GDR*	50,500	1,757,400

		51,633,504

Slovenia — 0.7%
Gorenje Velenje*	5,400	99,703
Krka dd Novo mesto	25,170	2,460,634
Luka Koper*(g)	11,450	340,540
Mercator Poslovni Sistem(g)	2,410	513,392
Nova Kreditna Banka Maribor(g)	53,520	834,194
Petrol(g)	1,492	602,559
SAVA(g)	1,641	472,011
Telekom Slovenije dd(g)	3,873	647,401
Zavarovalnica Triglav dd(g)	10,244	329,992

		6,300,426

South Africa — 6.2%
ABSA Group Ltd.	44,300	865,473
Adcock Ingram Holdings Ltd.	18,000	141,850
Aeci Ltd.	27,200	241,425
African Bank Investments Ltd.	113,500	554,742
African Rainbow Minerals Ltd.	15,700	413,185
Allied Electronics Corp. Ltd.	13,200	50,471
Allied Electronics Corp. Ltd. (PRFC Shares)	51,800	192,016
Anglo Platinum Ltd.*	7,600	772,130
AngloGold Ashanti Ltd.	55,858	2,131,557
Aquarius Platinum Ltd.(g)	33,200	216,991
ArcelorMittal South Africa Ltd.*	22,883	290,791
Aspen Pharmacare Holdings Ltd.*	77,190	843,036
Assore Ltd.	2,000	211,430
Astral Foods Ltd.	13,000	202,574
Aveng Ltd.	152,600	787,748
AVI Ltd.	118,700	387,858
Barloworld Ltd.	86,400	584,679
Bidvest Group Ltd.	121,392	2,270,762
Clicks Group Ltd.	35,800	145,682
DataTec Ltd.	107,700	480,556
Discovery Holdings Ltd.	70,000	331,560
Emira Property Fund	110,000	178,205
Exxaro Resources Ltd.	30,500	527,194
FirstRand Ltd.	521,700	1,446,829
Foschini Ltd.	32,800	301,713
Gold Fields Ltd.	108,500	1,373,427
Grindrod Ltd.	175,800	369,521

Group Five Ltd.	44,200	225,134
Growthpoint Properties Ltd.	151,100	305,986
Harmony Gold Mining Co. Ltd.	44,400	419,388
Hyprop Investments Ltd.	23,900	163,736
Illovo Sugar Ltd.	36,600	149,239
Impala Platinum Holdings Ltd.	75,300	2,212,349
Imperial Holdings Ltd.	24,100	331,833
Investec Ltd.	60,200	516,478
JD Group Ltd.	23,400	142,159
Kumba Iron Ore Ltd.	11,800	571,714
Liberty Holdings Ltd.	25,100	249,837
Massmart Holdings Ltd.	32,800	488,640
Medi-Clinic Corp. Ltd.	25,400	94,155
Metropolitan Holdings Ltd.	87,200	202,085
Mondi Ltd.	32,000	236,362
Mr. Price Group Ltd.	34,700	189,608
MTN Group Ltd.	509,400	7,832,888
Murray & Roberts Holdings Ltd.	124,700	741,138
Mvelaphanda Resources Ltd.*	32,700	204,270
Nampak Ltd.	99,800	245,261
Naspers Ltd. (Class N Stock)	73,600	3,198,133
Nedbank Group Ltd.	39,585	760,858
Netcare Ltd.*	198,000	358,826
Northam Platinum Ltd.	40,400	266,237
Pangbourne Properties Ltd.	163,000	401,248
Pick’n Pay Holdings Ltd.	44,800	108,190
Pick’n Pay Stores Ltd.	53,900	318,202
Pretoria Portland Cement Co. Ltd.	43,007	201,934
Raubex Group Ltd.	59,100	186,621
Redefine Income Fund Ltd.	494,600	531,014
Remgro Ltd.	70,500	948,550
Reunert Ltd.	102,800	818,448
RMB Holdings Ltd.	135,400	601,736
Sanlam Ltd.	271,900	928,389
Santam Ltd.	6,300	88,613
Sappi Ltd.*	66,420	295,453
Sasol Ltd.	57,100	2,373,212
Shoprite Holdings Ltd.	59,200	590,882
Spar Group Ltd. (The)	36,900	377,422
Standard Bank Group Ltd.	166,600	2,621,227
Steinhoff International Holdings Ltd.*	197,200	541,479
Sun International Ltd.*	18,900	238,853
Telkom SA Ltd.	98,200	460,413
Tiger Brands Ltd.	29,100	732,719
Tongaat Hulett Ltd.	14,800	209,288
Truworths International Ltd.	61,100	438,720
Vodacom Group Pty Ltd.	116,700	890,821
Wilson Bayly Holmes-Ovcon Ltd.	45,200	735,673
Woolworths Holdings Ltd.	152,900	472,948

		52,531,774

South Korea — 6.3%
Amorepacific Corp.	480	349,145
Asiana Airlines*	65,280	238,861
Busan Bank	23,872	256,348
Celltrion, Inc.*	13,000	228,070
Cheil Industries, Inc.	4,890	276,169
Cheil Worldwide, Inc.	800	236,864
CJ CheilJedang Corp.	1,250	248,575
Daegu Bank	16,400	219,594
Daelim Industrial Co. Ltd.	2,900	192,231
Daewoo Engineering & Construction Co. Ltd.	17,390	169,066
Daewoo International Corp.	6,180	196,633
Daewoo Securities Co. Ltd.*	11,700	210,951
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,450	104,525
Dong-A Pharmaceutical Co. Ltd.	1,795	183,236
Dongbu Insurance Co. Ltd.*	5,900	168,430
Dongkuk Steel Mill Co. Ltd.	7,810	158,761
Doosan Corp.	2,880	327,085
Doosan Heavy Industries and Construction Co. Ltd.	5,280	422,792
Doosan Infracore Co. Ltd.*	12,450	225,573
Glovis Co. Ltd.	2,700	234,814
GS Engineering & Construction Corp.	2,700	232,666
GS Holdings Corp.	4,810	170,472
Hana Financial Group, Inc.	22,380	693,287
Hanjin Heavy Industries & Construction Co. Ltd.	11,031	251,048
Hanjin Shipping Co. Ltd.*	13,422	368,335
Hanjin Shipping Holdings Co. Ltd.*	16,197	292,747
Hankook Tire Co. Ltd.	12,760	241,904
Hanmi Pharm Co. Ltd.	1,289	124,747
Hanwha Chem Corp.	12,780	155,874
Hanwha Corp.	5,860	213,642
Hite Brewery Co. Ltd.	1,347	169,647
Honam Petrochemical Corp.	2,680	268,841
Hynix Semiconductor, Inc.*	35,730	843,158
Hyosung Corp.	3,370	241,853
Hyundai Department Store Co. Ltd.	2,250	205,820
Hyundai Development Co.	4,380	127,941
Hyundai Engineering & Construction Co. Ltd.	5,010	274,975
Hyundai Heavy Industries Co. Ltd.	5,030	1,053,613
Hyundai Marine & Fire Insurance Co. Ltd.*	7,630	123,407
Hyundai Merchant Marine Co. Ltd.	12,620	340,750
Hyundai Mipo Dockyard	2,100	288,612
Hyundai Mobis	7,600	1,007,557
Hyundai Motor Co.	18,430	1,881,360
Hyundai Motor Co. (PRFC Shares)	1,800	66,737
Hyundai Securities Co.*	19,220	231,024
Hyundai Steel Co.	8,320	631,657
Industrial Bank of Korea	21,180	277,046
Kangwon Land, Inc.	10,030	150,700
KB Financial Group, Inc.	41,588	2,006,898
KCC Corp.	500	156,436
Kia Motors Corp.	28,050	625,978
Korea Electric Power Corp.*	44,440	1,435,576
Korea Exchange Bank	36,160	431,446
Korea Express Co. Ltd.*	1,328	77,583
Korea Gas Corp.	7,250	306,288
Korea Investment Holdings Co. Ltd.*	7,090	194,882
Korea Line Corp.*	4,020	223,837
Korea Zinc Co. Ltd.	1,480	264,227
Korean Air Lines Co. Ltd.*	5,200	305,626
Korean Reinsurance Co.*	15,453	136,577
KT Corp.	23,290	962,312
KT&G Corp.	13,720	759,090
LG Chem Ltd.	4,848	1,030,487
LG Corp.	6,280	394,078
LG Display Co. Ltd.	5,550	195,963
LG Electronics, Inc.	11,160	1,134,297

LG Hausys Ltd.	331	32,765
LG Household & Health Care Ltd.	920	245,968
LG Telecom Ltd.	54,990	375,202
LIG Insurance Co. Ltd.*	7,200	139,997
Lotte Shopping Co. Ltd.	2,090	605,877
LS Corp.	3,600	314,358
Macquarie Korea Infrastructure Fund	60,089	254,653
MegaStudy Co. Ltd.	1,080	178,019
Mirae Asset Securities Co. Ltd.*	6,100	307,305
NCSoft Corp.	940	119,219
NHN Corp.*	3,450	548,853
Nong Shim Co. Ltd.	690	138,433
OCI Co. Ltd.	2,570	447,470
Poongsan Corp.	8,200	173,936
POSCO	8,550	3,989,924
S-Oil Corp.	7,180	361,713
Samsung C&T Corp.	8,660	466,122
Samsung Card Co.	5,520	250,277
Samsung Digital Imaging Co. Ltd.	2,101	87,795
Samsung Electro-Mechanics Co. Ltd.	3,240	329,312
Samsung Electronics Co. Ltd.	10,720	7,750,197
Samsung Electronics Co. Ltd. (PRFC Shares)	1,360	646,675
Samsung Engineering Co. Ltd.	2,300	237,836
Samsung Fine Chemicals Co. Ltd.	4,550	204,287
Samsung Fire & Marine Insurance Co. Ltd.*	6,030	967,294
Samsung Heavy Industries Co. Ltd.	12,900	300,424
Samsung SDI Co. Ltd.	2,050	257,280
Samsung Securities Co. Ltd.*	6,350	342,348
Samsung Techwin Co. Ltd.	2,449	183,764
Shinhan Financial Group Co. Ltd.	57,277	2,250,177
Shinsegae Co. Ltd.	1,100	520,129
SK Broadband Co. Ltd.*	11,376	53,891
SK Chemicals Co. Ltd.	5,320	248,262
SK Energy Co. Ltd.	8,050	864,444
SK Holdings Co. Ltd.	1,710	151,889
SK Networks Co. Ltd.	7,490	76,128
SK Telecom Co. Ltd.	8,100	1,242,079
SODIFF Advanced Materials Co. Ltd.	2,250	169,031
STX Offshore & Shipbuilding Co. Ltd.	17,500	199,523
STX Pan Ocean Co. Ltd.	15,800	187,123
Tong Yang Securities, Inc.*	11,600	107,649
Woongjin Coway Co. Ltd.	7,460	231,096
Woori Finance Holdings Co. Ltd.	29,290	429,726
Woori Investment & Securities Co. Ltd.*	15,280	212,025
Yuhan Corp.	1,474	224,725

		53,643,924

Taiwan — 5.8%
Acer, Inc.	192,539	568,681
Advanced Semiconductor Engineering, Inc.	479,768	438,103
Altek Corp.	115,473	203,254
Ambassador Hotel (The)	38,000	41,460
Asia Cement Corp.	329,035	321,182
Asia Optical Co., Inc.	99,000	198,262
Asustek Computer, Inc.	399,115	694,976
AU Optronics Corp.	727,441	826,898
Capital Securities Corp.*	396,000	203,873
Catcher Technology Co. Ltd.	98,780	242,611
Cathay Financial Holding Co. Ltd.*	779,450	1,300,801
Chang Hwa Commercial Bank	373,000	169,129
Cheng Shin Rubber Industry Co. Ltd.	231,910	493,643
Chicony Electronics Co. Ltd.	58,761	156,348
China Airlines Ltd.*	273,282	99,820
China Development Financial Holding Corp.*	1,296,700	367,476
China Life Insurance Co. Ltd.*	248,702	191,863
China Petrochemical Development Corp.*	512,360	221,832
China Steel Corp.	1,280,264	1,324,286
China Synthetic Rubber Corp.	183,000	182,666
Chinatrust Financial Holding Co. Ltd.	1,431,344	811,266
Chong Hong Construction Co.	131,418	235,458
Chung Hung Steel Corp.*	280,000	131,368
Chunghwa Picture Tubes*	1,515,000	173,167
Chunghwa Telecom Co. Ltd.	1,012,086	1,979,046
Clevo Co.*	84,034	178,345
Compal Electronics, Inc.	344,035	450,112
Coretronic Corp.	99,000	140,435
Delta Electronics, Inc.	170,268	538,823
E.Sun Financial Holding Co. Ltd.*	500,048	202,331
Epistar Corp.	69,229	229,979
Eternal Chemical Co. Ltd.	150,000	153,268
Eva Airways Corp.*	365,122	171,880
Evergreen International Storage & Transport Corp.*	144,000	120,612
Evergreen Marine Corp. Taiwan Ltd.*	315,000	185,481
Everlight Electronics Co. Ltd.	104,609	324,783
Far Eastern Department Stores Co. Ltd.	164,800	136,477
Far Eastern Textile Co. Ltd.	299,464	329,092
Far EasTone Telecommunications Co. Ltd.	262,000	313,496
Feng Hsin Iron & Steel Co.	171,660	290,803
First Financial Holding Co. Ltd.	553,399	304,075
Formosa Chemicals & Fibre Corp.	430,810	1,007,909
Formosa International Hotels Corp.	4,840	52,960
Formosa Petrochemical Corp.	314,670	829,331
Formosa Plastics Corp.	642,560	1,416,311
Formosa Taffeta Co. Ltd.	162,000	129,057
Foxconn Technology Co. Ltd.	53,922	197,806
Fubon Financial Holding Co. Ltd.*	589,000	715,895
Giant Manufacturing Co. Ltd.	98,500	285,656
Goldsun Development & Construction Co. Ltd.	446,637	188,454
Great Wall Enterprise Co.	197,478	203,025
HannStar Display Corp.*	824,274	181,684
Highwealth Construction Corp.	138,000	217,268
Hon Hai Precision Industry Co. Ltd.	567,920	2,458,877
Hotai Motor Co. Ltd.	82,000	181,000
HTC Corp.	72,550	847,536
Hua Nan Financial Holdings Co. Ltd.	679,294	416,030

InnoLux Display Corp.	519,940	793,220
Inotera Memories, Inc.*	278,794	224,735
Inventec Co. Ltd.	118,965	67,990
Kenda Rubber Industrial Co. Ltd.	175,000	195,069
KGI Securities Co. Ltd.	348,000	163,272
Largan Precision Co. Ltd.	20,202	303,749
Lite-On Technology Corp.	184,201	244,476
Macronix International	554,157	366,437
MediaTek, Inc.	83,282	1,444,939
Mega Financial Holding Co. Ltd.	1,649,000	955,400
Motech Industries, Inc.	57,074	242,616
Nan Kang Rubber Tire Co. Ltd.*	374,700	549,225
Nan Ya Plastics Corp.	720,350	1,469,824
Nanya Technology Corp.*	223,000	212,762
Novatek Microelectronics Corp. Ltd.	82,246	256,388
Oriental Union Chemical Corp.	52,020	43,489
Phison Electronics Corp.	15,253	123,434
Polaris Securities Co. Ltd.*	392,400	203,873
POU Chen Corp.	558,380	456,262
Powerchip Semiconductor Corp.*	742,000	121,494
Powertech Technology, Inc.	70,480	251,889
President Chain Store Corp.	105,648	263,471
Prime View International Co. Ltd.*	100,000	181,057
Qisda Corp.*	300,500	169,373
Quanta Computer, Inc.	210,319	407,949
Realtek Semiconductor Corp.	87,664	236,564
Richtek Technology Corp.	9,240	98,923
Ruentex Development Co. Ltd.	163,000	230,965
Ruentex Industries Ltd.*	168,000	382,467
Sanyang Industrial Co. Ltd.*	101,871	41,861
Shin Kong Financial Holding Co. Ltd.*	890,952	350,680
Siliconware Precision Industries Co.	247,350	298,303
Simplo Technology Co. Ltd.	28,600	163,001
Sincere Navigation	124,000	157,548
Sino-American Silicon Products, Inc.	78,047	199,308
SinoPac Financial Holdings Co. Ltd.*	1,027,000	365,423
Solar Applied Materials Technology Co.	55,080	130,771
Synnex Technology International Corp.	97,240	214,333
Tainan Spinning Co. Ltd.*	595,000	239,814
Taishin Financial Holdings Co. Ltd.*	520,234	211,317
Taiwan Business Bank*	931,000	245,957
Taiwan Cement Corp.	354,740	334,544
Taiwan Cooperative Bank	623,300	376,830
Taiwan Fertilizer Co. Ltd.	103,000	329,193
Taiwan Glass Industrial Corp.	246,182	261,236
Taiwan Mobile Co. Ltd.	323,000	608,206
Taiwan Semiconductor Manufacturing Co. Ltd.	1,915,814	3,710,012
Taiwan TEA Corp.*	163,968	102,228
Tatung Co. Ltd.*	1,355,000	324,265
Tong Yang Industry Co. Ltd.	145,000	268,924
Transcend Information, Inc.	57,719	209,008
Tripod Technology Corp.	90,341	305,802
TSRC Corp.	179,000	238,419
Tung Ho Steel Enterprise Corp.	187,381	212,705
U-Ming Marine Transport Corp.	74,000	150,060
Uni-President Enterprises Corp.	550,958	627,153
Unimicron Technology Corp.	238,610	306,170
United Microelectronics Corp.*	932,280	494,644
Walsin Lihwa Corp.*	556,000	218,842
Wan Hai Lines Ltd.*	384,700	216,226
Waterland Financial Holdings*	445,000	141,523
Wei Chuan Food Corp.*	162,000	188,995
Wistron Corp.	131,593	239,087
WPG Holdings Co. Ltd.	107,000	174,863
Yang Ming Marine Transport Corp.	449,898	168,581
Yieh Phui Enterprise	297,670	120,913
Young Fast Optoelectronics Co. Ltd.	16,000	169,532
Yuanta Financial Holding Co. Ltd.	1,044,000	626,242
Yulon Motor Co. Ltd.	218,053	242,029
Zinwell Corp.	145,074	272,716

		49,894,836

Thailand — 3.1%
Advanced Info Service PCL	749,700	1,999,741
Airports of Thailand PCL	248,000	293,366
Asian Property Development PCL	383,100	62,794
Bangkok Bank PCL	214,600	912,556
Bangkok Dusit Medical Service PCL	287,400	226,649
Bangkok Expressway PCL	103,700	65,745
Bank of Ayudhya PCL	1,090,500	714,971
Banpu PCL	35,700	682,313
BEC World PCL	544,000	417,232
Bumrungrad Hospital PCL	351,500	334,270
Central Pattana PCL	234,500	150,121
CH. Karnchang PCL	898,100	163,872
Charoen Pokphand Foods PCL	1,984,500	920,597
CP ALL PCL*	1,692,600	1,439,508
Delta Electronics Thai PCL	415,000	241,287
Electricity Generating PCL	116,500	289,133
Esso Thailand PCL*	680,000	152,466
Glow Energy PCL*	229,800	273,614
Hana Microelectronics PCL*	485,200	325,617
IRPC PCL	3,964,300	571,320
Italian-Thai Development PCL*	2,910,000	226,788
Kasikornbank PCL	403,300	1,284,673
Khon Kaen Sugar Industry PCL*	550,900	194,225
Krung Thai Bank PCL	1,451,500	538,673
Land & Houses PCL	588,000	110,017
Land & Houses PCL (Foreign Registared)	1,146,300	221,567
Major Cineplex Group PCL	673,300	188,445
Minor International PCL	615,960	209,543
Precious Shipping PCL	633,500	370,284
Preuksa Real Estate PCL	425,000	230,014
PTT Aromatics & Refining PCL	455,400	404,910
PTT Chemical PCL	164,400	483,006
PTT Exploration & Production PCL	432,400	1,985,817
PTT PCL	315,200	2,553,963
Quality Houses PCL	4,000,000	303,077
Ratchaburi Electricity Generating Holding PCL	289,700	324,776
Regional Container Lines PCL*	94,300	33,538
Siam Cement PCL (The)	113,200	917,223
Siam City Cement PCL	8,100	57,616
Siam City Cement PCL (Foreign Registared)	21,000	149,374

Siam Commercial Bank PCL	574,500	1,634,576
Sino Thai Engineering & Construction PCL	1,315,000	213,507
Thai Beverage PCL	5,397,000	1,138,079
Thai Oil PCL	294,000	454,616
Thai Tap Water Supply PCL	3,163,800	428,559
Thai Union Frozen Products PCL	351,900	391,786
Thai Vegetable Oil PCL	360,000	197,062
Thanachart Capital PCL	218,600	167,660
Thoresen Thai Agencies PCL	241,120	181,203
TMB Bank PCL*	6,300,000	272,769
Total Access Communication PCL	335,200	398,888
True Corp. PCL*	1,983,800	187,735

		26,691,141

Turkey — 3.3%
Adana Cimento (Class A Stock)	47,928	172,102
Akbank TAS	314,600	2,031,349
Akcansa Cimento A/S	45,400	207,893
Akenerji Elektrik Uretim A/S	7,400	84,836
Aksigorta A/S*	176,100	247,138
Albaraka Turk Katilim Bankasi A/S	98,000	167,880
Anadolu Efes Biracilik Ve Malt Sanayii A/S	112,100	1,181,749
Arcelik A/S	81,395	329,817
Asya Katilim Bankasi A/S*	137,900	368,884
Aygaz A/S*	19,984	82,951
BIM Birlesik Magazalar A/S	21,100	1,098,271
Cimsa Cimento Sanayi VE Tica	35,400	199,420
Coca-Cola Icecek A/S	30,700	260,932
Dogan Sirketler Grubu Holdings	616,526	471,204
Dogan Yayin Holding*	179,678	192,967
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	212,400	391,843
Enka Insaat ve Sanayi A/S	237,399	1,102,726
Eregli Demir ve Celik Fabrikalari TAS*	437,692	1,315,023
Ford Otomotiv Sanayi A/S	27,600	200,033
GSD Holding*	160,000	100,148
Haci Omer Sabanci Holding A/S	170,438	729,927
Haci Omer Sabanci Holding A/S (New)*	8,950	38,330
Hurriyet Gazetecilik A/S*	184,250	201,519
Ihlas Holding*	458,900	205,602
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	482,218	200,163
KOC Holding A/S*	565,232	1,936,555
Koza Anadolu Metal Madencilik Isletmeleri A/S*	49,000	124,619
Petkim Petrokimya Holding*	44,200	260,642
Petrol Ofisi*	71,610	304,322
Sekerbank TAS*	30,625	50,041
TAV Havalimanlari Holding A/S*	55,000	221,051
Tekfen Holding A/S*	125,296	470,557
Tire Kutsan Oluklu Mukavva*	79,400	98,874
Tofas Turk Otomobil Fabrikasi A/S	16,800	63,093
Trakya Cam Sanayi A/S*	51,064	74,018
Tupras Turkiye Petrol Rafine	73,400	1,668,457
Turcas Petrolculuk A/S	11,959	38,452
Turk Hava Yollari	212,500	728,051
Turk Sise ve Cam Fabrikalari A/S*	257,994	324,670
Turk Telekomunikasyon A/S	274,100	921,041
Turkcell Iletisim Hizmet A/S	303,800	1,851,524
Turkcell Iletisim Hizmet A/S, ADR	5,100	76,806
Turkiye Garanti Bankasi A/S	669,300	3,130,970
Turkiye Halk Bankasi A/S	105,600	765,343
Turkiye Is Bankasi	349,342	1,137,045
Turkiye Is Bankasi (New)*	118,820	372,646
Turkiye Sinai Kalkinma Bankasi A/S*	157,500	234,525
Turkiye Vakiflar Bankasi Tao (Class D Stock)*	156,500	418,639
Ulker Biskuvi Sanayi A/S	70,200	170,210
Yapi Kredi Sigorta A/S	5,600	41,693
Yapi ve Kredi Bankasi A/S*	201,148	511,567
Yazicilar Holding A/S (Class A Stock)	10,600	66,697
Zorlu Enerji Elektrik Uretim A/S*	132,500	272,377

		27,917,192

United Arab Emirates — 1.7%
Aabar Investments PJSC	1,473,700	938,867
Abu Dhabi Commercial Bank	796,600	448,941
Abu Dhabi National Hotels(g)	578,100	676,785
Air Arabia	2,491,200	664,682
Ajman Bank PJSC*	575,000	133,066
Aldar Properties PJSC*	750,000	941,329
Amlak Finance PJSC*(g)	67,000	17,109
Arabtec Holding Co.*	692,500	510,938
Aramex Co.*	720,000	372,448
Bank of Sharjah	262,500	122,924
Dana Gas PJSC*	4,305,400	1,043,236
DP World Ltd.	3,745,100	1,928,726
Dubai Financial Market	922,300	477,095
Dubai Investments PJSC	1,058,200	293,864
Dubai Islamic Bank	328,430	243,215
Emaar Properties PJSC*	1,873,600	2,040,403
Emirates NBD PJSC	90,530	75,914
First Gulf Bank PJSC	115,800	567,493
Gulf Cement Co.(g)	260,300	148,115
Gulf Navigation Holding	737,900	120,539
National Bank of Abu Dhabi PJSC	363,769	1,188,464
National Central Cooling Co. PJSC*	724,300	96,626
RAK Properties PJSC	565,000	84,604
Ras Al Khaimah Cement Co.	683,700	176,835
Sorouh Real Estate Co.*	206,955	139,735
Tamweel PJSC*(g)	68,700	17,027
Union National Bank / Abu Dhabi	692,300	657,807
Union Properties PJSC*	149,160	20,711
Waha Capital PJSC	586,200	143,637

		14,291,135

TOTAL COMMON STOCKS (cost $723,188,649)		827,449,075

PREFERRED STOCK

TA Global Bhd (cost $34,516)	335,640	35,498

INVESTMENT FUNDS — 0.7%

United States — 0.7%
iShares MSCI Emerging Markets Index Fund	137,500	5,791,500

Vietnam
Dragon Capital — Vietnam Enterprise Investments Ltd. (Class R Stock)*(g)	57,769	106,873

TOTAL INVESTMENT FUNDS (cost $5,587,109)		5,898,373

	Units
WARRANTS(m)* — 1.4%
Saudi Arabia — 0.7%
Al Albdullatif Industrial, expiring 07/06/12	12,500	149,993
Al Rajhi Bank, expiring 04/30/12	33,000	752,360
Alinma Bank, expiring 06/04/12	34,000	116,954
Almari Co. Ltd., expiring 03/27/12	3,900	200,449
Arab National Bank, expiring 06/04/12	10,600	129,172
Banque Saudi Fransi, expiring 04/30/12	8,800	110,288
Dar Al Arkan Real Estate, expiring 08/13/12	53,800	202,994
Etihad Etisalat Co., expiring 04/02/12	44,900	601,629
Fawaz Abdulaziz Alhokair Co., expiring 04/04/12	17,000	186,310
Jarir Marketing Co., expiring 06/04/12	7,100	274,992
Kayan Petrochemical Co., expiring 06/04/12	33,600	172,471
Makkah Construction & Develpoment, expiring 03/15/13	30,000	237,587
Mobile Telecommunications Co., expiring 06/04/12	57,400	149,232
National Industrialization, expiring 05/14/12	22,200	182,326
Rabigh Refining, expiring 04/02/12	14,600	132,756
Riyad Bank, expiring 06/11/12	16,400	133,380
Samba Financial Group, expiring 04/30/12	18,200	286,332
Saudi Arabian Amiantit Co., expiring 06/25/12	21,300	138,869
Saudi Arabian Fertilizer Co., expiring 06/04/12	3,300	129,133
Saudi Basic Industries Corp., expiring 03/26/12	20,800	551,864
Saudi British Bank, expiring 10/02/12	11,700	150,375
Saudi Electricity, expiring 06/25/12	63,700	213,171
Saudi Industries Investment Group, expiring 06/11/12	23,200	135,172
Saudi Interntional Petroleum, expiring 09/21/12	38,300	240,000
Saudi Telecom Co., expiring 05/21/12	20,400	258,386
Savola, expiring 04/20/12	38,400	365,548
Yanbu National Petrochemical, expiring 01/07/13	20,000	207,456

		6,409,199

Vietnam — 0.7%
FPT Corp., expiring 04/01/10	63,500	277,823
GEMADEPT Corp., expiring 04/01/10	75,400	304,207
Hagl JSC, expiring 03/03/15	55,000	233,429
HCM City Infrastructure Investment JSC, expiring 12/18/14	132,000	266,974
Hoa Phat Group JSC, expiring 03/03/15	115,000	376,604
Kinh Bac City Development Share Holding Corp., expiring 12/18/14	90,000	273,513
Kinh Do JSC, expiring 12/08/14	57,500	189,809
PetroVietnam Drilling and Well Services JSC, expiring 12/15/14	111,773	327,969
PetroVietnam Fertilizer & Chemical JSC, expiring 04/01/10	143,800	244,125
PetroVietnam, expiring 12/08/14	110,000	175,792
Pha Lai Thermal Power JSC, expiring 04/01/10	126,010	107,622
Saigon Securities, Inc., expiring 04/01/10	60,800	137,624
Songda Urban & Industrial Zone Investment and Development JSC, expiring 11/27/14	354,300	1,383,041
Tan Tao Investment Industry Corp., expiring 12/16/14	181,000	340,472
Viet Nam Dairy Products JSC, expiring 09/29/14	204,220	909,547
Vietnam Construction, expiring 12/08/14	118,000	314,709
Vinh Son — Song Hinh Hydropower JSC, expiring 11/17/14	257,985	202,766

		6,066,026

TOTAL WARRANTS (cost $11,921,339)		12,475,225

RIGHTS(m)*
Brazil
Cia Brasileira, expiring 03/23/11	245	8,165
Cia de Transmissao de Energia Electrica Paulista, expiring 04/07/10	53	1
Gol Linhas Aereas Inteligentes SA, expiring 04/29/10	402	—

		8,166

Chile
Cia Sudamericana de Vapores SA, expiring 04/06/10	74,981	3

India
Adani Enterprises Ltd., expiring 04/15/10	1,463	—
Videocon Industries Ltd., expiring 04/21/10	8,511	493

		493

Pakistan
Nishat Mills, expiring 05/03/10(g)	267,300	51,932

Poland
Asseco Poland SA, expiring 05/05/10	55,800	—

Thailand
Khon Kaen Sugar Industry PCL, expiring 03/15/13	55,090	2,385

TOTAL RIGHTS (cost $5,350)		62,979

				Principal
Interest	Maturity	Moody’s		Amount
Rate	Date	Ratings†		(000)#
CONVERTIBLE BOND

Oman
Bank Muscat SAOG (cost $0)
7.00%	03/20/14	NR	OMR	$5	12,822

TOTAL LONG-TERM INVESTMENTS (cost $740,736,963)					845,933,972

	Shares
SHORT-TERM INVESTMENTS — 1.2%
CASH RESERVE
Argentina Currency Reserve (Argentina) (cost $15,123)	56,163	14,499

AFFILIATED MONEY MARKET MUTUAL FUND — 1.2%
Prudential Investment Portfolios 2 — PrudentialCoreTaxable Money Market Fund(w) (cost $10,231,731)	10,231,731	10,231,731

TOTAL SHORT-TERM INVESTMENTS (cost $10,246,854)		10,246,230

TOTAL INVESTMENTS(o) — 100.4% (cost $750,983,817)		856,180,202

Liabilities in excess of other assets — (0.4)%		(3,684,475)

NET ASSETS — 100.0%		$852,495,727

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NR	Not Rated by Moody’s or Standard & Poor’s

OTC	Over-the-Counter

PRFC	Preference Shares

XLON	London Stock Exchange

XNYS	New York Stock Exchange

OMR	Omani Rial

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(g)	Indicates a security or securities that have been deemed illiquid.

(m)	The amount represents fair value of derivative subject to equity contracts risk exposure as of March 31, 2010.

(o)	As of March 31, 2010, 12 securities representing $3,878,338 and 0.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — PrudentialCoreTaxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$6,733,886	$—	$—
Botswana	1,886,849	—	2,373,412
Brazil	53,700,527	—	—
Bulgaria	2,141,524	—	254,436
Chile	26,108,942	—	—
China	53,958,027	—	167,864
Colombia	12,809,844	—	213,414
Croatia	6,672,109	—	—
Czech Republic	12,701,606	—	—
Egypt	14,006,594	—	—
Estonia	5,871,732	—	—
Ghana	1,248,372	—	—
Hungary	12,942,292	—	—
India	50,968,918	—	—
Indonesia	26,132,707	—	—
Israel	25,990,341	—	—
Jordan	6,484,311	—	—
Kazakhstan	6,733,234	—	—
Kenya	6,825,696	—	—
Kuwait	12,916,807	—	—
Latvia	939,483	—	—
Lebanon	2,238,298	—	—
Lithuania	2,374,078	—	—
Malaysia	26,916,079	—	—
Mauritius	3,266,691	—	—
Mexico	53,822,145	—	—
Morocco	13,004,307	—	—
Nigeria	6,869,780	—	—
Oman	6,144,391	—	—
Pakistan	6,367,266	—	—
Peru	13,168,269	—	466,410
Philippines	13,043,991	—	—
Poland	26,512,307	—	—
Qatar	13,457,356	—	—
Romania	6,146,346	—	—
Russia	51,633,504	—	—
Slovenia	6,300,426	—	—
South Africa	52,531,774	—	—
South Korea	53,556,129	87,795	—
Taiwan	49,894,836	—	—
Thailand	26,691,141	—	—
Turkey	27,917,192	—	—
United Arab Emirates	14,108,884	—	182,251
Investment Funds:
United States	5,791,500	—	—
Vietnam	106,873	—	—
Warrants:
Saudi Arabia	—	6,276,443	132,756
Vietnam	—	6,066,026	—
Rights:
Brazil	—	8,166	—
Chile	—	3	—
India	—	493	—
Pakistan	—	51,932	—
Poland	—	—	—
Thailand	—	2,385	—
Convertible Bond	—	12,822	—
Cash Reserve	14,499	—	—
Affiliated Money Market Mutual Fund	10,231,731	—	—

Total	$839,883,594	$12,506,065	$3,790,543

Fair Value of Level 2 investments at 12/31/09 was $398,032,173. $391,998,829 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

Commercial Banks	14.9%
Telecommunications	11.5
Oil, Gas & Consumable Fuels	8.2
Metals & Mining	7.4
Diversified Financial Services	4.1
Food	2.9
Retail & Merchandising	2.8
Diversified Operations	2.7
Chemicals	2.5
Pharmaceuticals	2.5
Engineering/Construction	2.3
Financial Services	2.3
Semiconductors	2.2
Electric	2.0
Building Materials	1.9
Beverages	1.8
Electronic Components & Equipment	1.8
Real Estate	1.6
Oil & Gas	1.5
Transportation	1.3
Media & Entertainment	1.3
Affiliated Money Market Mutual Fund	1.2
Internet Software & Services	1.2
Insurance	1.1
Investment Companies	0.9
Agriculture	0.8
Electric — Integrated	0.8
Computer Services & Software	0.8
Commercial Services	0.7
Automobile Manufacturers	0.7
Electric — Generation	0.7
Investment Funds	0.7
Iron/Steel	0.7
Banks	0.6
Hotels & Motels	0.6
Airlines	0.6
Computers	0.6
Coal	0.6
Holding Companies — Diversified	0.5
Machinery	0.5
Paper & Forest Products	0.5
Financial — Bank & Trust	0.5
Auto Parts & Equipment	0.5
Tobacco	0.5
Real Estate Operation & Development	0.4
Marine	0.3
Consumer Products & Services	0.3
Entertainment & Leisure	0.3
Medical Supplies & Equipment	0.3
Steel	0.3
Textiles	0.2
Distribution/Wholesale	0.2
Water	0.2
Gas	0.2
Manufacturing	0.2
Home Furnishings	0.2
Apparel	0.2
Cosmetics & Toiletries	0.2
Leisure Time	0.2
Home Builders	0.1
Computers & Peripherals	0.1
Healthcare Providers & Services	0.1
Electronics	0.1
Clothing & Apparel	0.1
Aerospace & Defense	0.1
Advertising	0.1
Cosmetics/Personal Care	0.1
Apparel & Textile	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount
	Ratings†	Rate		Date		(000)#	Value
LONG-TERM INVESTMENTS — 100.4%

ASSET-BACKED SECURITIES — 6.0%

BA Credit Card Trust, Series 2007-A12, Class A12	Aaa	0.43	%(c)	01/15/13		$2,600	$2,599,426
Bank of America Auto Trust, Series 2009-2A, Class A2, 144A	Aaa	1.16%		02/15/12		9,400	9,420,302
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1	B1	1.246	%(c)	10/25/37		4,620	3,041,555
Capital Auto Receivables Asset Trust, Series 2008-2, Class A2B	Aaa	1.15	%(c)	03/15/11		852	852,721
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba1	0.346	%(c)	06/25/37		3,344	2,941,309
Chase Issuance Trust, Series 2005-A4, Class A4	Aaa	4.23%		01/15/13		3,900	3,918,352
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.316	%(c)	06/25/47		871	831,218
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	0.946	%(c)	07/25/32		3	1,737
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	0.986	%(c)	08/25/32		98	68,856
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	Caa1	0.366	%(c)	07/25/37		2,448	1,881,362
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.316	%(c)	08/25/37		3,029	2,085,999
Ford Credit Auto Owner Trust, Series 2008-C, Class A3	Aaa	1.65	%(c)	06/15/12		6,806	6,850,163
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B	Aaa	2.73	%(c)	05/15/13		6,600	6,765,085
Ford Credit Auto Owner Trust, Series 2009-E, Class A1, 144A	P-1	0.295%		12/15/10		4,749	4,748,777
Franklin Auto Trust, Series 2008-A, Class A2	Aaa	1.24	%(c)	10/20/11		484	484,402
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	0.53	%(c)	01/20/34		2,332	2,072,335
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.526	%(c)	10/25/34		23	19,570
Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A (United Kingdom)(g)	AAA(d)	3.00%		04/20/17	EUR	2,500	3,396,840
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	0.746	%(c)	12/25/33		447	357,409
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.606	%(c)	11/25/34		236	189,316
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	B3	0.376	%(c)	05/25/37		2,410	1,674,934
SLM Student Loan Trust, Series 2005-10, Class A3	Aaa	0.299	%(c)	10/25/16		1,571	1,569,527
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	0.249	%(c)	10/25/16		1,608	1,606,308
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	1.046	%(c)	10/25/37		1,416	1,399,725
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2	Aaa	0.486	%(c)	10/25/35		311	304,339

TOTAL ASSET-BACKED SECURITIES (cost $63,612,381)							59,081,567

BANK LOANS(c)(g) — 0.4%

Chrysler Financial, Term B	Caa2	4.23%		08/03/12		1,776	1,768,923

HCA, Inc., Term B	Ba3	2.54%		11/18/13	1,883	1,836,859

TOTAL BANK LOANS (cost $3,617,920)						3,605,782

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%

GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%		12/10/37	882	892,524
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.768	%(c)	07/09/21	5,200	4,537,951

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,968,353)						5,430,475

CONVERTIBLE BOND — 0.1%

Financial Service — 0.1%
National City Corp., Sr. Unsec’d. Notes (cost $1,078,980)	A3	4.00%		02/01/11	1,065	1,083,638

CORPORATE OBLIGATIONS — 53.3%

Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	7.125%		06/22/10	2,500	2,530,440

Automobile Manufacturers — 0.9%
Daimler Finance North America LLC, Gtd. Notes	A3	5.875%		03/15/11	8,000	8,323,096
Daimler Finance North America LLC, Gtd. Notes	A3	7.30%		01/15/12	600	653,335

						8,976,431

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%		02/01/11	2,000	2,079,586

Conglomerates — 0.3%
Hutchison Whampoa International Ltd., Gtd. Notes, 144A (Cayman Islands)(g)	A3	5.45%		11/24/10	2,500	2,569,607

Electric — 1.5%
Columbus Southern Power Co., Sr. Unsec’d. Notes	A3	0.657	%(c)	03/16/12	2,000	2,002,162
FPL Group Capital, Inc., Gtd. Notes	Baa1	5.625%		09/01/11	2,190	2,314,144
Southern Co., Sr. Notes	A3	0.649	%(c)	10/21/11	10,200	10,256,498

						14,572,804

Electronic Components & Equipment — 0.7%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB-(d)	4.45%		09/14/12	2,000	2,095,922
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	2.851	%(c)	05/20/11	4,800	4,939,829

						7,035,751

Financial — Bank & Trust — 17.6%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13	2,600	2,784,535
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	0.38	%(c)	06/12/12	1,000	982,746
Banco Bilbao Vizcaya Argentaria Puerto Rico, FDIC Gtd. Notes	Aaa	0.252	%(c)	05/25/12	8,200	8,205,192
Bank of America Corp., FDIC Gtd. Notes	Aaa	0.989	%(c)	12/02/11	16,200	16,406,437
BBVA US Senior SAU, Gtd. Notes, 144A (Spain)	Aa2	0.432	%(c)	05/24/11	5,000	4,997,495
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa1	0.821	%(c)	03/19/13	5,000	5,008,500
Credit Agricole SA, Notes, 144A (France)	Aa1	0.599	%(c)	02/02/12	4,000	3,997,700
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	0.602	%(c)	05/24/12	6,000	5,981,790
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.519	%(c)	04/24/12	1,000	991,384
HSBC Finance Corp., Sr. Unsec’d. Notes, MTN	A3	0.46	%(c)	08/09/11	2,500	2,484,725
ING Bank NV, Sr. Unsec’d. Notes, 144A (Netherlands)(g)	Aa3	1.09	%(c)	03/30/12	4,900	4,899,069
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.071	%(c)	04/01/11	7,700	7,743,259

Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.251	%(c)	04/02/12	18,000	18,267,246
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	2.30%		04/01/11	22,900	23,288,086
Lloyds TSB Bank PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)	Aa3	4.75%		07/15/11	5,700	5,862,507
Santander Central Hispano Issuances Ltd., Bank Gtd. Notes (Cayman Islands)	Aa3	7.625%		09/14/10	9,100	9,356,729
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	2.25%		06/11/12	14,600	14,855,792
Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)	Aaa	0.701	%(c)	01/14/13	8,200	8,177,401
Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)	Aaa	2.80%		02/10/12	9,700	9,950,968
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	1.352	%(c)	02/23/12	5,000	5,023,785
Union Planters Corp., Sub. Notes	Ba1	7.75%		03/01/11	1,000	1,015,855
Wachovia Corp., Sr. Unsec’d. Notes	A1	0.379	%(c)	04/23/12	3,400	3,365,187
Wells Fargo Bank NA, Sub. Notes	Aa3	6.45%		02/01/11	5,000	5,234,575
Westpac Securities NZ Ltd., Gov’t. Liquid Gtd. Notes, 144A (New Zealand)	Aaa	3.45%		07/28/14	3,600	3,661,451

						172,542,414

Financial Services — 22.6%
American Express Co., Sr. Unsec’d. Notes	A3	5.25%		09/12/11	1,000	1,044,511
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13	500	541,615
Bank of Scotland PLC, Bank Gtd. Notes, MTN (United Kingdom)	AA-(d)	4.265%		07/12/10	4,000	4,002,118
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.035	%(c)	06/24/11	2,400	2,420,393
Citigroup Funding, Inc., FDIC Gtd. Notes	Aaa	1.375%		05/05/11	15,000	15,118,110
Citigroup, Inc., FDIC Gtd. Notes	Aaa	2.125%		04/30/12	11,000	11,201,366
Citigroup, Inc., Sr. Unsec’d. Notes	A3	0.34	%(c)	05/18/11	2,000	1,987,214
Citigroup, Inc., Sr. Unsec’d. Notes	A3	0.382	%(c)	03/16/12	4,000	3,901,024
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13	7,800	8,196,092
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		02/21/12	6,100	6,469,672
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13	4,200	4,527,650
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.501	%(c)	01/12/12	7,000	6,997,452
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.652	%(c)	03/05/13	5,000	5,003,830
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.928	%(c)	09/23/11	12,800	12,892,453
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.507	%(c)	06/15/11	4,000	4,080,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.875%		06/15/10	6,000	6,055,800
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	9.75%		09/15/10	1,000	1,023,976
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	0.271	%(c)	12/21/12	5,000	4,999,990
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	0.502	%(c)	12/07/12	4,000	4,028,744
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	1.80%		03/11/11	20,200	20,440,299
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	2.25%		03/12/12	8,100	8,272,263
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	0.517	%(c)	09/15/14	1,400	1,330,652
General Motors Acceptance Corp., Inc., FDIC Gtd. Notes	Aaa	0.266	%(c)	12/19/12	3,000	2,999,187
General Motors Acceptance Corp., Inc., FDIC Gtd. Notes	Aaa	1.75%		10/30/12	1,300	1,307,521
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.00%		04/15/10	1,000	1,000,091
JPMorgan Chase & Co., FDIC Gtd. Notes	Aaa	0.989	%(c)	12/02/11	10,000	10,127,430
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	D(d)	3.011	%(c)	12/23/10	4,200	966,000
Lehman Brothers Holdings, Inc., Sub. Notes(i)	D(d)	7.50%		05/11/38	2,100	5,250
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	2.60%		01/20/12	1,300	1,326,894
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	3.30%		07/17/14	8,900	9,020,560

Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.79%		08/04/10	5,000	5,064,185
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		07/15/14	10,000	10,458,550
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.449	%(c)	07/25/11	2,800	2,783,995
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.482	%(c)	06/05/12	800	784,864
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.30%		03/01/13	2,400	2,554,164
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	0.54	%(c)	04/19/12	3,000	2,931,993
National City Bank, Sub. Notes	A2	6.20%		12/15/11	2,500	2,694,455
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	9.118%		03/31/49	1,700	1,551,250
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.45%		10/20/11	6,300	6,327,392
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)	Aaa	2.65%		04/23/12	3,900	3,999,021
Societe Generale Societe de Credit Fonciere, Covered, MTN (France)	Aaa	1.051	%(c)	06/19/13	5,000	5,011,650
Svensk Exportkredit AB, Unsec’d. Notes (Sweden)	Aa1	4.50%		09/27/10	9,900	10,090,575
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	2.875%		09/14/12	5,400	5,502,308

						221,042,559

Insurance — 2.2%
ASIF I, Sr. Sec’d. Notes, MTN (Cayman Islands)	A1	0.399	%(c)	07/26/10	3,400	3,380,492
Metropolitan Life Global Funding I, Notes, 144A	Aa3	0.651	%(c)	07/13/11	1,000	998,726
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	0.507	%(c)	03/15/12	7,700	7,596,681
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	2.154	%(c)	06/10/11	900	914,803
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.419	%(c)	01/25/13	600	574,925
Monumental Global Funding III, Sr. Sec’d. Notes, 144A(g)	A1	0.451	%(c)	01/15/14	2,000	1,905,352
New York Life Global Funding, Sec’d. Notes, 144A	Aaa	0.382	%(c)	06/16/11	6,175	6,179,366

						21,550,345

Oil & Gas — 1.4%
EnCana Corp., Sr. Unsec’d. Notes (Canada)	Baa2	6.30%		11/01/11	2,500	2,682,412
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18	5,300	5,975,750
Qatar Petroleum, Unsub. Notes, 144A (Qatar)	Aa2	5.579%		05/30/11	500	513,726
Williams Cos., Inc., Credit Linked Certificate Trust V (The), Sr. Unsec’d. Notes, 144A	Baa3	6.375%		10/01/10	700	712,938
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		06/15/13	3,300	3,538,194

						13,423,020

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.125%		05/15/11	1,300	1,365,000

Pipelines — 1.9%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.00%		07/01/13	2,600	2,810,634
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.125%		03/15/12	7,715	8,447,091
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.35%		01/05/11	7,000	7,122,500

						18,380,225

Savings & Loan — 1.0%
Nationwide Building Society, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	0.43	%(c)	05/17/12	10,000	9,976,390
Santander Holdings USA, Inc., FDIC Gtd. Notes	Aaa	2.50%		06/15/12	100	102,348

						10,078,738

Telecommunications — 2.6%
America Movil SAB de CV, Gtd. Notes, 144A (Mexico)	A2	3.625%		03/30/15	2,400	2,408,143
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	8.50%		06/15/10	5,735	5,819,804
Koninklijke KPN NV, Sr. Unsec’d. Notes (Netherlands)	Baa2	8.00%		10/01/10	5,000	5,175,255
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%		09/01/11	2,200	2,332,000
Sprint Capital Corp., Gtd. Notes	Ba3	7.625%		01/30/11	3,500	3,600,625

Sprint Nextel Corp., Unsec’d. Notes	Ba3	0.688	%(c)	06/28/10		5,650	5,629,897

							24,965,724

TOTAL CORPORATE OBLIGATIONS (cost $521,091,667)							521,112,644

FOREIGN GOVERNMENT BONDS — 1.0%

Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	5,900	2,980,917
Kommunalbanken A/S, Sr. Unsec’d. Notes, MTN (Norway)	Aaa	3.375%		11/15/11		6,000	6,219,048
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Baa3	10.25%		01/10/28	BRL	1,600	908,708

TOTAL FOREIGN GOVERNMENT BONDS (cost $9,779,504)							10,108,673

MUNICIPAL BONDS — 0.5%

California — 0.4%
State of California, General Obligation Bonds	Baa1	5.65	%(c)	04/01/39		3,900	4,054,167

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds	A1	6.875%		12/15/39		500	510,345

TOTAL MUNICIPAL BONDS (cost $4,420,677)							4,564,512

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.9%

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa	3.552	%(c)	01/25/34		582	551,429
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Aa3	3.529	%(c)	02/25/34		645	554,557
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Baa2	3.62	%(c)	11/25/34		5,131	4,142,589
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	A1	2.53	%(c)	08/25/35		788	734,607
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Ba1	5.158	%(c)	09/25/35		2,818	2,085,128
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Caa1	5.652	%(c)	01/25/36		4,163	2,343,168
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	5.595	%(c)	01/26/36		4,544	2,800,700
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.624	%(c)	12/26/46		4,705	2,886,898
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	A3	2.51	%(c)	08/25/35		1,397	1,248,335
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	A3	4.098	%(c)	08/25/35		371	327,479
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%		12/25/33		249	252,251
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	0.646	%(c)	08/25/18		269	259,942
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Aa3	6.50	%(c)	01/25/34		407	387,973
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	Aaa	0.586	%(c)	02/25/35		1,113	770,356
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Aa3	0.536	%(c)	04/25/35		1,844	1,042,684
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Baa3	3.791	%(c)	04/25/35		1,487	911,973
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Aa3	0.586	%(c)	06/25/35		3,481	3,067,047
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33		69	67,625

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Aaa	3.001	%(c)	06/25/33	1,473	1,257,495
Fannie Mae, Series 1988-22, Class A	Aaa	3.036	%(c)	08/25/18	6	5,649
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	63	70,653
Fannie Mae, Series 2003-92, Class PC	Aaa	4.50%		05/25/15	900	903,385
Fannie Mae, Series 2004-11, Class A	Aaa	0.366	%(c)	03/25/34	546	526,861
Fannie Mae, Series 2006-5, Class 3A2	Aaa	2.979	%(c)	05/25/35	565	563,679
Fannie Mae, Series 2007-114, Class A6	Aaa	0.447	%(c)	10/27/37	6,000	5,988,901
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	2,293	2,521,381
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	1,310	1,480,048
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.871	%(c)	07/25/44	1,925	1,846,484
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.671	%(c)	10/25/44	6,590	6,308,504
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.286	%(c)	12/25/36	4,853	4,695,527
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Aa3	2.334	%(c)	09/25/34	943	798,405
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	0.53	%(c)	08/15/32	1,881	1,674,836
Freddie Mac, Series 957, Class HA	Aaa	5.00%		01/15/27	7	7,359
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	1,224	1,268,077
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	3.982	%(c)	06/25/34	1,081	908,657
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%		06/20/28	1,396	1,479,531
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Baa2	0.476	%(c)	06/25/45	653	393,323
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	3.051	%(c)	10/25/33	934	694,034
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	3.688	%(c)	06/25/34	197	173,304
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	2.954	%(c)	09/25/35	2,392	2,206,549
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	A(d)	3.402	%(c)	04/25/36	2,862	2,312,253
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	A2	3.95	%(c)	08/19/34	1,995	1,497,147
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	A3	4.25	%(c)	10/25/35	1,806	1,599,270
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.246	%(c)	10/25/35	1,713	1,369,562
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Aa3	2.825	%(c)	04/25/34	2,079	1,713,872
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	2.813	%(c)	01/25/35	310	260,790
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	CC(d)	5.45	%(c)	01/25/36	778	643,950
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Aa1	0.487	%(c)	07/19/35	772	408,858
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aaa	3.078	%(c)	02/27/34	328	310,937
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	Aaa	2.872	%(c)	06/25/33	110	104,103
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	2.883	%(c)	09/25/33	3,427	3,392,443
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	A3	2.784	%(c)	03/25/34	456	421,728
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	Aaa	0.566	%(c)	01/25/45	55	42,400
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	A1	0.506	%(c)	11/25/45	685	525,518

Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	A2	1.463	%(c)	02/25/46	1,913	1,281,425
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Ba1	1.463	%(c)	08/25/46	1,174	693,704

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $93,439,955)						76,785,343

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.3%

Federal Farm Credit Bank, Bonds		0.299	%(c)	07/01/11	17,400	17,418,287
Federal Farm Credit Bank, Bonds		0.326	%(c)	05/18/11	15,000	15,018,795
Federal Home Loan Bank, Bonds		0.95%		02/03/11	10,500	10,534,209
Federal Home Loan Mortgage Corp., Notes		0.149	%(c)	02/02/12	20,800	20,759,336
Federal Home Loan Mortgage Corp., Notes		0.15	%(c)	11/09/11	20,000	19,970,660
Federal Home Loan Mortgage Corp., Notes		0.16	%(c)	01/13/12	30,000	29,954,520
Federal Home Loan Mortgage Corp., Notes		0.16	%(c)	05/04/11	12,000	12,006,684
Federal Home Loan Mortgage Corp., Notes		0.179	%(c)	08/05/11	17,930	17,923,868
Federal Home Loan Mortgage Corp., Notes		0.303	%(c)	04/07/11	10,000	10,009,000
Federal Home Loan Mortgage Corp., Notes		1.50%		01/19/12	25,000	25,010,275
Federal National Mortgage Assoc., Notes		0.197	%(c)	09/19/11	10,000	9,994,440
Federal National Mortgage Assoc., Notes		0.349	%(c)	04/29/11	10,000	10,014,460

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $198,749,369)						198,614,534

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 0.2%
Federal Home Loan Mortgage Corp.		2.635	%(c)	01/01/34	92	94,634
Federal Home Loan Mortgage Corp.		2.946	%(c)	12/01/26	24	24,496
Federal Home Loan Mortgage Corp.		3.479	%(c)	07/01/29	52	54,034
Federal National Mortgage Assoc.		2.845	%(c)	01/01/25	8	7,950
Federal National Mortgage Assoc.		2.857	%(c)	12/01/29	38	39,351
Federal National Mortgage Assoc.		4.52	%(c)	04/01/32	9	9,737
Federal National Mortgage Assoc.		4.866	%(c)	03/01/17	199	207,762
Federal National Mortgage Assoc.		4.945	%(c)	04/01/24	63	64,355
Federal National Mortgage Assoc.		6.50%		09/01/36	321	348,091
Government National Mortgage Assoc.		3.125	%(c)	11/20/29	164	166,591
Government National Mortgage Assoc.		3.625	%(c)	07/20/17-07/20/24	66	68,151
Government National Mortgage Assoc.		4.375	%(c)	05/20/24-06/20/26	253	260,659
Government National Mortgage Assoc.		6.00%		08/15/38-10/15/38	789	843,763
Government National Mortgage Assoc.		6.50%		04/15/26-06/15/29	132	142,297

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $2,274,888)						2,331,871

U.S. TREASURY OBLIGATIONS — 10.1%

U.S. Treasury Notes		0.875%		02/29/12	1,600	1,596,688
U.S. Treasury Notes		2.25%		01/31/15	400	395,656
U.S. Treasury Notes(k)		2.375%		10/31/14	96,100	95,972,379

U.S. Treasury Notes	3.625%	08/15/19	1,200	1,185,375

TOTAL U.S. TREASURY OBLIGATIONS (cost $99,879,541)				99,150,098

TOTAL LONG-TERM INVESTMENTS (cost $1,003,913,235)				981,869,137

SHORT-TERM INVESTMENTS — 0.5%

U.S. TREASURY OBLIGATIONS(n) — 0.3%

U.S. Treasury Bills(k)	0.183%	09/02/10	1,058	1,057,072
U.S. Treasury Bills	0.183%	09/02/10	470	469,588
U.S. Treasury Bills	0.185%	09/02/10	200	199,825
U.S. Treasury Bills	0.209%	08/26/10	280	279,771
U.S. Treasury Bills	0.23%	08/26/10	350	349,714
U.S. Treasury Bills	0.254%	08/26/10	750	749,387

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,105,420)				3,105,357

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%

Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,763,443)(w)	1,763,443	1,763,443

TOTAL SHORT-TERM INVESTMENTS (cost $4,868,863)		4,868,800

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.9% (cost $1,008,782,098)		986,737,937

		Notional
		Amount
	Counterparty	(000)#
OPTIONS WRITTEN(m)*

Call Options
10 Year U.S. Treasury Note Futures,
expiring 04/23/10, Strike Price $119.00		$6,100	(2,859)
expiring 05/21/10, Strike Price $119.00		3,100	(5,328)
Currency Option USD vs JPY, expiring 04/20/10, @ FX Rate 94.00	Bank of America	10,100	(78,422)
Interest Rate Swap Options,
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Credit Suisse First Boston Corp.	8,600	(116)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank	24,400	(330)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Royal Bank of Scotland	12,300	(167)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Bank of America	24,500	(74,186)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Barclays Capital Group	5,600	(16,957)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Morgan Stanley	5,200	(15,746)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	12,700	(27,614)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	20,800	(59,501)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	5,000	(14,303)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Bank of America	2,000	(6,499)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	1,800	(7,593)

			(309,621)

Put Options
10 Year U.S. Treasury Note Futures,
expiring 04/26/10, Strike Price $114.00		6,100	(7,625)
expiring 05/21/10, Strike Price $114.00		600	(2,063)
expiring 05/21/10, Strike Price $115.00		2,500	(14,453)
Currency Option USD vs JPY,		10,100	(4,232)
Interest Rate Swap Options,
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Credit Suisse First Boston Corp.	11,900	(3,676)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Royal Bank of Scotland	33,800	(10,440)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank	24,400	(2)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Bank of America	24,500	(58,776)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Barclays Capital Group	5,600	(13,435)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Morgan Stanley	5,200	(12,475)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	12,700	(67,613)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	20,800	(110,736)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	5,000	(26,619)
Pay a fixed rate of 5.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	21,000	(1,865)
Pay a fixed rate of 6.00% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	5,100	(1,228)
Pay a fixed rate of 6.00% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	6,500	(511)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	1,800	(11,364)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Bank of America	2,000	(11,305)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, expiring 12/01/10	Royal Bank of Scotland	6,500	(43,338)

			(401,756)

TOTAL OPTIONS WRITTEN (premiums received $2,468,700)			(711,377)

			Principal
			Amount
			(000)#
SECURITY SOLD SHORT — (2.1)%
Federal National Mortgage Assoc. (proceeds received $20,158,359)	6.00%	TBA	19,000	(20,270,625)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(o) — 98.8% (cost $986,155,039)				965,755,935

Other assets in excess of other liabilities(x) — 1.2%				11,790,165

NET ASSETS — 100.0%				$977,546,100

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FSB	Federal Savings Bank

MTN	Medium Term Note

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(m)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $(628,723) and foreign exchange contracts risk exposure of $(82,654) as of March 31, 2010.

(o)	As of March 31, 2010, 2 securities representing $7,398,958 and 0.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:
Futures contracts open at March 31, 2010:

Number of		Expiration	Value at	Value at	Unrealized Appreciation
Contracts	Type	Date	Trade Date	March 31, 2010	(Depreciation) (1)
Long Position:
1,420	90 Day Euro Dollar	Jun 10	$141,481,700	$141,474,600	$(7,100)
495	90 Day Euro Dollar	Dec 10	121,553,437	122,722,875	1,169,438
339	2 Year U.S. Treasury Notes	Jun 10	73,595,814	73,547,111	(48,703)
20	10 Year Euro-Bund	Jun 10	3,321,538	3,332,073	10,535

					$1,124,170

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Forward foreign currency exchange contracts outstanding at March 31, 2010:

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 04/30/10	JPMorgan Chase	AUD	2,133	$1,938,897	$1,950,992	$12,095
Chilean Peso,
Expiring 01/12/11	JPMorgan Chase	CLP	157,845	320,954	302,173	(18,781)

Chinese Yuan,
Expiring 11/17/10	Citigroup Global Markets	CNY	4,325	652,000	636,276	(15,724)
Expiring 11/17/10	Deutsche Bank	CNY	4,245	640,000	624,519	(15,481)
Expiring 11/17/10	Deutsche Bank	CNY	3,521	532,000	517,957	(14,043)
Expiring 11/17/10	Deutsche Bank	CNY	2,296	346,903	337,746	(9,157)
Expiring 11/17/10	Deutsche Bank	CNY	1,089	164,000	160,154	(3,846)
Expiring 11/17/10	Morgan Stanley	CNY	2,197	332,000	323,236	(8,764)
Expiring 11/17/10	Morgan Stanley	CNY	2,197	332,000	323,139	(8,861)
Expiring 11/23/10	Barclays Capital Group	CNY	1,565	236,000	230,232	(5,768)
Expiring 11/23/10	Barclays Capital Group	CNY	1,102	166,000	162,175	(3,825)
Euro,
Expiring 04/26/10	JPMorgan Chase	EUR	10,146	13,861,669	13,704,098	(157,571)
Mexican Peso,
Expiring 04/22/10	JPMorgan Chase	MXN	104,437	7,870,157	8,428,709	558,552
Expiring 09/24/10	UBS Securities	MXN	104,437	8,083,984	8,275,816	191,832
Singapore Dollar,
Expiring 06/16/10	Bank of America	SGD	55	39,664	39,300	(364)
Expiring 06/16/10	Citigroup Global Markets	SGD	18	12,586	12,792	206
Expiring 06/16/10	Deutsche Bank	SGD	14	10,000	10,083	83
Expiring 09/16/10	Bank of America	SGD	29	20,739	20,851	112
Expiring 09/16/10	Barclays Capital Group	SGD	39	28,039	28,051	12
Expiring 09/16/10	Goldman Sachs & Co.	SGD	25	17,865	17,955	90
South African Rand,
Expiring 07/28/10	Barclays Capital Group	ZAR	10,130	1,284,678	1,361,613	76,935

				$36,890,135	$37,467,867	$577,732

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation) (1)
British Pound,
Expiring 06/24/10	Barclays Capital Group	GBP	992	$1,496,928	$1,504,569	$(7,641)
Euro,
Expiring 04/26/10	Credit Suisse First Boston Corp.	EUR	2,512	3,380,972	3,392,933	(11,961)
Expiring 04/26/10	Deutsche Bank	EUR	10,544	14,356,849	14,241,672	115,177
Mexican Peso,
Expiring 04/22/10	UBS Securities	MXN	104,437	8,229,865	8,428,709	(198,844)

				$27,464,614	$27,567,883	$(103,269)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

Interest rate swap agreements outstanding at March 31, 2010:

		Notional					Upfront	Unrealized
		Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation) (2)
Royal Bank of Scotland PLC(1)	12/16/14		$61,600	4.00%	3 month LIBOR	$4,529,662	$2,348,920	$2,180,742
UBS AG(1)	06/15/12	AUD	187,200	4.50%	3 month Australian Bank Bill rate	(2,099,015)	(511,445)	(1,587,570)

						$2,430,647	$1,837,475	$593,172

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at March 31, 2010:

		Notional			Implied Credit		Upfront	Unrealized
		Amount#			Spread at	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000) (3)	Fixed Rate	Reference Entity/Obligation	March 31, 2010 (4)	Value	Paid (Received)	(Depreciation) (5)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	12/20/10	$5,500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.390%	$19,532	$17,214	$2,318
Deutsche Bank AG	12/20/10	2,900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.390%	10,218	8,537	1,681
Barclays Bank PLC	06/20/10	1,500	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.600%	15,850	(12,954)	28,804
Barclays Bank PLC	06/20/12	6,900	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.200%	580,255	92,856	487,399
Morgan Stanley Capital Services, Inc.	06/20/11	1,300	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.850%	66,321	(37,162)	103,483
Deutsche Bank AG	06/20/10	3,000	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	0.600%	1,486	—	1,486
Merrill Lynch & Co., Inc.	09/20/12	10,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	1.113%	(83,837)	—	(83,837)
Barclays Bank PLC	12/20/10	2,900	1.00%	United Mexican States, 7.50%, due 04/08/33	0.500%	10,994	(513)	11,507
Deutsche Bank AG	12/20/10	2,700	1.00%	United Mexican States, 7.50%, due 04/08/33	0.500%	10,236	—	10,236

						$631,055	$67,978	$563,077

The Portfolio entered into credit default swap agreements on corporate issues and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

		Notional				Upfront
		Amount#			Fair	Premium	Unrealized
Counterparty	Termination Date	(000) (3)	Fixed Rate	Reference Entity/Obligation	Value	Received	Depreciation (5)
Credit default swaps — Buy Protection (2)
Deutsche Bank AG	06/20/11	$4,000	5.00%	Ford Motor Credit Co. LLC, 7.25%, due 10/25/11	$(148,020)	$(93,790)	$(54,230)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$55,684,727	$3,396,840
Bank Loans	—	3,605,782	—
Commerical Mortgage-Backed Securities	—	5,430,475	—
Convertible Bond	—	1,083,638	—
Corporate Obligations	—	517,110,526	4,002,118
Foreign Government Bonds	—	10,108,673	—
Municipal Bonds	—	4,564,512	—
Residential Mortgage-Backed Securities	—	76,785,343	—
U.S. Government Agency Obligations	—	198,614,534	—
U.S. Government Mortgage-Backed Obligations	—	2,331,871	—
U.S. Treasury Obligations	—	102,255,455	—
Affiliated Money Market Mutual Fund	1,763,443	—	—
Options Written	—	(711,377)
Short Sales — U.S. Government Mortgage-Backed Security	—	(20,270,625)	—
Other Financial Instuments*
Futures	1,124,170	—	—
Foreign Forward Currency Contracts	—	474,463	—
Interest Rate Swaps	—	593,172	—
Credit Default Swaps	—	508,847	—

Total	$2,887,613	$958,170,016	$7,398,958

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed	Corporate
	Security	Obligation
Balance as of 12/31/09	$—	$—
Accrued discounts/premiums	(10)	(17,836)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	45,633	(16,809)
Purchases	3,351,217	—
Sales	—	—
Transfers into Level 3	—	4,036,763
Transfers out of Level 3	—	—

Balance as of 3/31/10	$3,396,840	$4,002,118

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $28,824 was included in Net Assets relating to securities held at the reporting period end.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 59.5%

ASSET-BACKED SECURITIES — 1.4%

ACE Securities Corp., Series 2006-HE4, Class A2A	Caa2	0.306	%(c)	10/25/36	$944	$589,827
ACE Securities Corp., Series 2006-NC3, Class A2A	B3	0.296	%(c)	12/25/36	677	604,809
Ally Auto Receivables Trust, Series 2009-A, Class A1, 144A	A-1+(d)	0.396%		09/15/10	1,156	1,155,732
Ally Auto Receivables Trust, Series 2009-A, Class A2, 144A	AAA(d)	1.32%		03/15/12	2,100	2,107,382
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A	Aaa	0.306	%(c)	11/25/36	33	33,192
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.521	%(c)	09/25/34	1,715	1,439,228
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	1.43	%(c)	12/16/13	5,400	5,451,863
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	B3	0.309	%(c)	10/25/36	659	602,878
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	A3	0.336	%(c)	06/25/47	1,638	1,565,456
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Ba2	0.346	%(c)	05/25/37	6,911	6,101,976
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	0.356	%(c)	10/25/46	516	498,873
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	A2	0.296	%(c)	05/25/47	784	761,917
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aa2	0.296	%(c)	05/25/37	4,713	4,635,058
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.316	%(c)	06/25/47	1,250	1,192,616
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	A2	0.326	%(c)	06/25/37	995	959,303
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A	AAA(d)	0.406	%(c)	02/25/36	125	121,297
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Baa2	0.346	%(c)	09/25/37	4,794	4,499,161
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	A3	0.326	%(c)	10/25/47	4,816	4,553,008
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Caa1	0.306	%(c)	11/25/36	1,240	939,647
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Aaa	0.616	%(c)	05/25/40	3,235	2,240,816
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	0.486	%(c)	06/25/32	2,321	2,217,664
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	0.296	%(c)	11/25/36	1,606	1,569,755
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.316	%(c)	08/25/37	9,134	6,291,109
Ford Credit Auto Owner Trust, Series 2009-D, Class A1, 144A	P-1	0.357%		09/15/10	994	993,515
Ford Credit Auto Owner Trust, Series 2009-D, Class A2	Aaa	1.21%		01/15/12	8,800	8,824,970
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Ba3	0.306	%(c)	01/25/37	1,020	815,682
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	B3	0.286	%(c)	08/25/36	77	28,019
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	0.53	%(c)	01/20/34	5,977	5,310,359
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Caa2	0.296	%(c)	12/25/36	581	448,753
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	A2	0.296	%(c)	10/25/36	8,324	7,917,806
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Baa2	0.326	%(c)	03/25/37	2,701	2,518,112

JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Ba2	0.306	%(c)	03/25/47		3,246	2,267,759
Lehman XS Trust, Series 2006-16N, Class A1A	Ba1	0.326	%(c)	11/25/46		928	923,823
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.526	%(c)	10/25/34		127	106,983
Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A (United Kingdom)(g)	AAA(d)	3.00%		04/20/17	EUR	6,700	9,103,529
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aa2	0.306	%(c)	11/25/36		$479	475,939
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa	0.296	%(c)	10/25/36		102	99,981
Morgan Stanley ABS Capital I, Series 2006-NC5, Class A2A	Aaa	0.286	%(c)	10/25/36		344	338,641
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aa2	0.296	%(c)	11/25/36		74	71,638
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Baa3	4.976%		05/25/35		7,264	4,487,236
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	0.559	%(c)	10/25/34		3,273	3,163,588
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Baa2	0.316	%(c)	02/25/37		2,556	2,454,897
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Ba2	0.356	%(c)	04/25/37		2,815	2,749,774
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Caa2	0.306	%(c)	12/25/36		190	72,006
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	0.239	%(c)	10/25/18		3,358	3,353,180
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Caa2	0.306	%(c)	11/25/36		337	201,773
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Baa2	0.326	%(c)	06/25/37		3,501	2,951,476
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	1.046	%(c)	10/25/37		584	577,664
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.296	%(c)	10/25/36		3,112	3,082,165

TOTAL ASSET-BACKED SECURITIES (cost $123,840,096)							113,471,835

BANK LOANS(c)(g) — 0.2%

Chrysler Financial, Term B	Caa2	4.23%		08/03/12		7,250	7,220,094
CIT Group, Inc., Expansion Term 2A	Ba3	9.50%		01/18/12		483	493,484
CIT Group, Inc., Expansion Term 2A	Ba3	9.50%		01/18/12		366	373,852
CIT Group, Inc., Expansion Term 2A	Ba3	9.50%		01/18/12		158	161,504
CIT Group, Inc., Expansion Term 2A	Ba3	9.50%		01/18/12		73	74,770
CIT Group, Inc., Expansion Term 2A	Ba3	9.50%		01/18/12		91	92,715
CIT Group, Inc., Term 2BN Tranche 1A	Ba3	13.00%		01/18/12		3,600	3,681,000
RH Donnelley, Inc.	B2	9.25%		10/24/14		2,869	2,799,434

TOTAL BANK LOANS (cost $14,752,447)							14,896,853

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%

Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA(d)	5.201%		12/11/38		24,597	24,587,523
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44		400	385,395
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471	%(c)	01/12/45		1,100	1,120,638
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46		3,300	3,227,872
Government Lease Trust, Series 1999-C1A, Class B2, 144A	AAA(d)	4.00%		05/18/11		1,500	1,543,786

Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799	%(c)	08/10/42	200	198,764
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	800	777,999
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882	%(c)	02/15/51	1,100	1,075,433
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	600	578,012
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	A(d)	5.866	%(c)	09/15/45	20,000	19,687,486
Merrill Lynch / Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485	%(c)	03/12/51	2,300	2,108,636
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A	Aaa	0.30	%(c)	06/15/22	1,107	1,011,569
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.768	%(c)	07/09/21	13,900	12,130,291
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	A-(d)	5.364%		03/15/44	14,100	13,683,049
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49	200	196,701
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 144A	Aaa	5.805	%(c)	08/12/45	900	908,340

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $78,099,572)						83,221,494

CORPORATE BONDS — 27.2%

Agriculture
Altria Group, Inc., Gtd. Notes	Baa1	9.25%		08/06/19	600	729,079
Altria Group, Inc., Gtd. Notes	Baa1	9.70%		11/10/18	1,100	1,352,592

						2,081,671

Airlines
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/13/12	2,636	21,879
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/27/12	232	1,925
United Air Lines, Inc., Pass-Through Certificates(g)(i)	NR	10.02%		03/22/14	611	235,355

						259,159

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC, Gtd. Notes	A3	7.75%		01/18/11	3,000	3,156,075
Daimler Finance North America LLC, Gtd. Notes	A3	8.00%		06/15/10	5,000	5,066,025

						8,222,100

Banking
Export-Import Bank of China, Unsec’d. Notes, 144A (China)	A1	4.875%		07/21/15	600	636,233

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	4.125%		01/15/15	24,100	24,796,466
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%		01/15/20	24,100	24,861,102

						49,657,568

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.15%		06/01/18	24,800	27,907,341

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.85%		08/15/12	22,300	23,582,652
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.00%		10/01/12	2,800	3,048,007

						26,630,659

Diversified — 0.1%
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.25%		12/06/17	3,800	3,985,622

Electric — 0.2%
Ohio Power Co., Sr. Unsec’d. Notes	NR	0.431	%(c)	04/05/10	16,030	16,030,000

Pepco Holdings, Inc., Sr. Unsec’d. Notes	Baa3	0.877	%(c)	06/01/10		1,600	1,601,414

							17,631,414

Financial — Bank & Trust — 8.5%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13		15,100	16,171,722
American Express Bank FSB, Sr. Unsec’d. Notes	A2	6.00%		09/13/17		500	536,626
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	0.31	%(c)	07/13/10		7,700	7,698,522
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	6.00%		09/13/17		500	536,626
American Express Co., Sr. Unsec’d. Notes	A3	6.15%		08/28/17		3,700	3,993,891
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)	Aa2	6.20%		07/19/13		11,500	12,673,517
Bank of America Corp., FDIC Gtd. Notes	Aaa	2.10%		04/30/12		26,300	26,784,314
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17		2,000	2,080,052
Bank of America Corp., Sub. Notes	A3	0.58	%(c)	08/15/16		1,900	1,663,840
Bank of America Corp., Unsec’d. Notes	A2	6.50%		08/01/16		28,700	31,024,556
Bank of America NA, Sub. Notes	A1	6.00%		10/15/36		1,900	1,758,085
Bank of China Hong Kong Ltd., Sub. Notes, 144A (Hong Kong)	A1	5.55%		02/11/20		2,900	2,870,478
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.00%		09/22/16		31,200	32,047,080
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.45%		09/12/12		63,200	68,128,968
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	10.179%		06/12/21		11,760	15,347,270
China Development Bank, Sr. Unsec’d. Notes (China)	A1	5.00%		10/15/15		100	106,905
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France)	Aa1	0.302	%(c)	05/28/10		7,000	7,000,315
Credit Agricole SA, Sub. Notes, 144A (France)	A3	8.375	%(c)	10/29/49		44,500	48,171,250
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	2.50%		05/10/12		6,100	6,219,359
DBS Bank Ltd., Sub. Notes, 144A (Singapore)	Aa2	0.47	%(c)	05/16/17		1,000	952,500
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa3	4.875%		05/20/13		1,000	1,071,625
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa3	6.00%		09/01/17		15,900	17,433,475
Fifth Third Bancorp, Sub. Notes	Baa2	8.25%		03/01/38		4,200	4,413,142
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		05/02/36		5,100	5,255,423
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		09/15/37		3,700	3,835,353
ING Bank NV, Sr. Unsec’d. Notes, 144A (Netherlands)(g)	Aa3	1.09	%(c)	03/30/12		70,000	69,982,500
LeasePlan Corp. NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)	Aaa	3.125%		02/10/12	EUR	9,000	12,533,057
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A (United Kingdom)	Aa3	5.80%		01/13/20		$30,200	29,465,778
Lloyds TSB Bank PLC, Sub. Notes, 144A (United Kingdom)	Ba1	12.00	%(c)	12/29/49		45,600	50,659,472
Northern Rock Asset Management, Covered, 144A (United Kingdom)(g)	Aaa	5.625%		06/22/17		42,000	41,076,420
RBS Capital Trust I, Bank Gtd. Notes	B3	4.709	%(c)	12/29/49		3,200	1,904,000
Resona Bank Ltd., Sub. Notes, 144A (Japan)	A3	5.85	%(c)	09/29/49		900	849,532
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64	%(c)	03/29/49		10,200	6,426,000
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	0.65	%(c)	04/08/11		9,900	9,916,582
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	3.00%		12/09/11		44,200	45,430,086
Royal Bank of Scotland PLC (The), Gtd. Notes, 144A (United Kingdom)	Aa3	4.875%		08/25/14		1,300	1,308,346
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	1.089	%(c)	03/30/12		52,100	52,068,115
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	0.451	%(c)	07/16/12		11,000	10,975,140
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, MTN (France)	Aaa	2.125%		05/20/12	EUR	2,500	3,446,663
State Street Capital Trust IV, Ltd. Gtd. Notes	A3	1.257	%(c)	06/01/77		$1,100	825,154

Union Planters Corp., Sub. Notes	Ba1	7.75%		03/01/11		7,600	7,720,498
Wachovia Corp., Sr. Unsec’d. Notes	A1	0.381	%(c)	10/15/11		300	298,652
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	0.439	%(c)	08/01/13		1,100	1,067,705
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.50%		05/01/13		900	971,970
Wachovia Corp., Sub. Notes	A2	0.589	%(c)	10/28/15		1,000	927,663
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	0.351	%(c)	01/12/11		9,900	9,907,267
Westpac Banking Corp., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	0.731	%(c)	07/16/14		6,000	6,033,294

							681,568,788

Financial Services — 11.3%
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%		04/30/13		6,500	7,080,762
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	1.647	%(c)	05/27/10		7,100	7,113,320
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		10,500	11,373,915
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.25%		11/21/11		22,100	23,096,820
BA Covered Bond Issuer, Covered, 144A	Aa2	5.50%		06/14/12		10,250	10,942,182
Bank One Capital III, Ltd. Gtd. Notes	A2	8.75%		09/01/30		1,100	1,278,523
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	0.46	%(c)	08/15/11		1,100	1,100,328
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	0.37	%(c)	05/18/10		18,800	18,802,482
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	0.442	%(c)	11/28/11		6,012	6,011,729
C8 Capital SPV Ltd., Notes, 144A (Virgin Islands)	B-(d)	6.64	%(c)	12/29/49		22,600	15,714,684
Caelus Re Ltd., Notes, 144A (Cayman Islands)(g)	BB(d)	6.502	%(c)	06/07/11		3,200	3,179,840
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.00%		05/01/13		512	497,629
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.00%		05/01/14		1,018	961,586
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.00%		05/01/15		318	296,117
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.00%		05/01/16		529	488,235
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.00%		05/01/17		741	683,530
Citibank NA, FDIC Gtd. Notes	Aaa	1.875%		05/07/12		5,700	5,773,918
Citibank NA, FDIC Gtd. Notes	Aaa	1.875%		06/04/12		2,900	2,935,073
Citigroup Capital XXI, Gtd. Notes	Ba1	8.30	%(c)	12/21/77		43,000	43,537,500
Citigroup Funding, Inc., FDIC Gtd. Notes	Aaa	1.875%		10/22/12		9,600	9,676,589
Citigroup Funding, Inc., FDIC Gtd. Notes	Aaa	2.25%		12/10/12		2,400	2,440,534
Citigroup Funding, Inc., Gtd. Notes, MTN	A3	1.299	%(c)	05/07/10		800	800,654
Citigroup, Inc., FDIC Gtd. Notes	Aaa	2.125%		04/30/12		5,700	5,804,344
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.524	%(c)	06/09/16		14,300	12,235,809
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.30%		10/17/12		2,400	2,520,713
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		08/27/12		5,900	6,219,332
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		31,900	33,519,914
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		10/15/14		32,000	33,116,992
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.85%		07/02/13		1,600	1,681,410
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17		3,700	3,784,789
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39		7,200	8,311,702
Citigroup, Inc., Sub. Notes	Baa1	5.625%		08/27/12		4,500	4,717,183
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36		2,100	1,832,538
Citigroup, Inc., Unsec’d. Notes	A3	8.50%		05/22/19		4,500	5,252,337
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.80%		06/07/12		2,320	2,466,165
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg)	A2	6.80%		09/15/37		22,100	23,273,289
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.25%		10/25/11		200	206,778
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.375%		02/01/11		9,600	9,839,702
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.875%		06/15/10		760	767,068
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	8.625%		11/01/10		400	409,708
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	2.00%		09/28/12		25,000	25,340,325
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	2.125%		12/21/12		4,800	4,862,798
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	2.625%		12/28/12		8,600	8,831,409
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	3.00%		12/09/11		21,700	22,424,671
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67		33,100	31,072,625
General Electric Capital Corp., Sub. Notes, 144A	Aa3	5.50	%(c)	09/15/67	EUR	33,000	38,108,809

General Motors Acceptance Corp., Inc., Gtd. Notes (original cost $14,581,875; purchased 02/24/10, 03/05/10)(f)(g)	B3	7.25%		03/02/11		14,400	14,652,000
General Motors Acceptance Corp., Inc., Gtd. Notes, 144A	B3	8.30%		02/12/15		4,300	4,515,000
General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes	B3	6.00%		12/15/11		1,000	1,000,120
General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes	B3	7.00%		02/01/12		5,000	5,078,955
General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes	B3	7.25%		03/02/11		1,800	1,830,035
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.015	%(c)	01/30/17	EUR	1,050	1,283,453
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.75%		10/01/16		6,000	6,413,688
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18		21,700	22,766,512
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.15%		04/01/18		7,200	7,618,176
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17		23,700	25,487,193
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.375%		05/02/18	EUR	600	900,239
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%		01/15/17		5,400	5,533,402
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.35%		03/01/12		8,186	8,019,726
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.30%		05/01/12		12,500	12,140,887
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.625%		09/15/10		5,000	5,035,275
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.75%		06/15/11		26,775	26,911,204
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.00%		01/15/18		5,500	5,971,361
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.00%		10/01/17		11,800	12,580,712
JPMorgan Chase Capital XX, Ltd. Gtd. Notes	A2	6.55%		09/15/66		1,000	938,420
LBG Capital No.1 PLC, Bank Gtd. Notes, 144A (United Kingdom)	B+(d)	8.50	%(c)	12/29/49		700	605,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.52%		12/31/11		16,490	3,792,700
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.851%		12/15/24		2,300	529,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.878%		04/03/19		2,300	529,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.907	%(c)	11/16/24		14,300	3,289,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.951	%(c)	05/25/10		5,800	1,334,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.005	%(c)	07/18/11		3,900	897,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.053	%(c)	11/10/10		3,500	805,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		6,200	1,457,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.20%		09/26/14		2,600	604,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18		3,300	779,625
Longpoint Re Ltd., Notes, 144A (Cayman Islands)(g)	BB+(d)	5.491	%(c)	11/08/11		3,100	3,096,900
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18		7,600	8,190,284
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.449	%(c)	07/25/11		6,900	6,860,560
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.482	%(c)	06/05/12		13,200	12,950,256
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	2.50	%(c)	05/12/10		29,350	29,415,186
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05%		08/15/12		3,600	3,844,818
Morgan Stanley, FDIC Gtd. Notes	Aaa	3.25%		12/01/11		7,000	7,257,586
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.75%		04/15/11		2,000	2,111,296
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	2.35	%(c)	05/14/10		13,500	13,529,038
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.95%		12/28/17		3,000	3,082,110

Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.00%		04/28/15		300	321,364
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.25%		08/28/17		20,900	21,936,744
MUFG Capital Finance 5 Ltd., Jr. Sub. Notes (Cayman Islands)	Ba1	6.299	%(c)	01/29/49	GBP	900	1,229,241
Mystic Re Ltd., Notes, 144A (Cayman Islands)(g)	BB-(d)	10.252	%(c)	06/07/11		2,200	2,242,343
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%		10/13/10		430	448,807
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.479	%(c)	10/25/11		7,500	7,132,087
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.98	%(c)	06/17/13	EUR	7,900	9,176,369
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.125%		09/17/12	EUR	6,500	8,285,002
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.875%		12/17/12	GBP	2,400	3,468,998
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%		08/27/12		1,600	1,589,840
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.375%		01/15/13		7,555	7,461,673
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.45%		06/15/18		10,000	10,113,610
Societe Generale, Jr. Sub. Notes (France)	Baa2	7.756	%(c)	05/29/49	EUR	2,600	3,511,710
Societe Generale, Jr. Sub. Notes, 144A (France)	Baa2	5.922	%(c)	04/29/49		18,300	15,802,343
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	1.257	%(c)	09/14/12		34,000	34,271,014
Temasek Financial I Ltd., Gtd. Notes, 144A (Singapore)	Aaa	4.30%		10/25/19		5,300	5,264,900
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.125%		03/20/12		1,500	1,561,875
TransCapitalInvest Ltd. For OJSC AK Transneft, Sec’d. Notes (Ireland)	Baa1	7.70%		08/07/13		1,100	1,218,250
TransCapitalInvest Ltd. For OJSC AK Transneft, Sec’d. Notes (Ireland)	Baa1	8.70%		08/07/18		2,200	2,629,000
TransCapitalInvest Ltd. For OJSC AK Transneft, Sr. Unsec’d. Notes, 144A (Ireland)	Baa1	8.70%		08/07/18		2,300	2,759,112
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	1.169	%(c)	05/05/10		8,400	8,404,889
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	1.352	%(c)	02/23/12		11,000	11,052,327
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	5.75%		04/25/18		5,100	5,224,032
UBS Preferred Funding Trust V, Jr. Sub. Notes	Baa3	6.243	%(c)	05/29/49		8,100	7,290,000
UFJ Finance Aruba AEC, Bank Gtd. Notes (Aruba)	Aa3	6.75%		07/15/13		400	448,407
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A	Baa1	5.875	%(c)	05/09/62		934	877,287

							907,744,301

Healthcare — Services
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16		200	212,625

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.75%		08/15/15		6,900	7,041,947

Insurance — 1.7%
American International Group, Inc., Jr. Sub. Debs.	Ba2	8.175	%(c)	05/15/68		13,600	11,492,000
American International Group, Inc., Jr. Sub. Notes	Ba2	8.625	%(c)	05/22/68	GBP	7,500	9,304,152
American International Group, Inc., Sr. Unsec’d. Notes	A3	0.361	%(c)	10/18/11		900	861,917
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15		800	742,947
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.375%		10/18/11		5,020	5,156,032
American International Group, Inc., Sr. Unsec’d. Notes	A3	8.25%		08/15/18		6,200	6,505,536
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	0.371	%(c)	03/20/12		4,000	3,803,624
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.00%		09/20/11	EUR	6,600	8,858,368
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.95%		03/20/12		11,600	11,836,791
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		300	278,750
Metropolitan Life Global Funding I, Notes, 144A	Aa3	0.651	%(c)	07/13/11		51,300	51,234,644
Monumental Global Funding Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	A1	5.50%		04/22/13		4,500	4,793,989
Pacific LifeCorp, Sr. Notes, 144A	Baa1	6.00%		02/10/20		2,900	2,830,617
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.30%		04/24/13		6,300	6,762,792
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.55%		04/27/15		9,100	9,629,993

Residential Reinsurance 2007 Ltd., Notes, 144A (Cayman Islands)(g)	B(d)	10.502	%(c)	06/07/10	1,400	1,414,700

						135,506,852

Media
Comcast Corp., Gtd. Notes	Baa1	6.45%		03/15/37	1,600	1,629,386

Medical Supplies & Equipment — 0.1%
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	5.90%		09/15/17	2,700	3,015,703
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.45%		09/15/37	2,700	3,004,581

						6,020,284

Metals & Mining — 0.3%
Codelco, Inc., Notes, 144A (Chile)	A1	7.50%		01/15/19	4,600	5,417,986
Codelco, Inc., Unsec’d. Notes, 144A (Chile)	A1	6.15%		10/24/36	700	717,878
Gerdau Holdings, Inc., Gtd. Notes, 144A (Brazil)	BBB-(d)	7.00%		01/20/20	14,200	14,981,000
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.25%		01/23/17	1,200	1,301,028
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%		11/21/36	1,200	1,241,460

						23,659,352

Oil & Gas — 0.9%
El Paso Corp., Notes	Ba3	7.75%		01/15/32	4,200	4,126,962
El Paso Corp., Notes	Ba3	7.80%		08/01/31	850	835,403
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11	200	207,039
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.875%		06/15/12	9,400	9,958,595
Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg)	Baa1	9.25%		04/23/19	9,400	11,166,260
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	6.212%		11/22/16	1,100	1,133,000
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	7.343%		04/11/13	1,900	2,059,125
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18	7,200	8,118,000
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	Baa3	6.514%		12/15/12	6,700	7,350,744
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	7.875%		03/15/19	4,800	5,613,878
Petroleos Mexicanos, Gtd. Notes, 144A (Mexico)	Baa1	6.00%		03/05/20	12,500	12,812,500
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Ba1	5.265%		06/15/11	1,267	1,253,256
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Bonds (Qatar)(g)	Aa2	5.298%		09/30/20	3,900	3,997,500
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Sr. Sec’d. Notes, 144A (Qatar)	Aa2	5.298%		09/30/20	1,600	1,645,920
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	5.50%		03/25/40	4,300	4,215,152

						74,493,334

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	7.00%		01/15/15	900	931,500
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	7.125%		01/15/17	1,300	1,352,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	7.75%		11/15/29	3,000	3,000,000

						5,283,500

Real Estate — 0.3%
WCI Finance LLC / WEA Finance LLC, Gtd. Notes, 144A	A2	5.70%		10/01/16	12,330	12,672,466
WEA Finance LLC / WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	6.75%		09/02/19	8,300	8,856,797

						21,529,263

Retail & Merchandising — 0.3%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		07/01/15	20,000	21,457,060

Savings & Loan — 0.4%
Nationwide Building Society, Sr. Unsec’d. Notes, 144A (United Kingdom)	Aa3	6.25%		02/25/20	11,300	11,521,819
U.S. Central Federal Credit Union, Gov’t. Gtd. Notes	Aaa	1.25%		10/19/11	11,800	11,870,670

U.S. Central Federal Credit Union, Gov’t. Gtd. Notes	Aaa	1.90%		10/19/12		9,100		9,183,857

								32,576,346

Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.95%		01/15/13		1,700		1,826,126
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38		1,200		1,217,740
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	2.851	%(c)	05/20/11		38,700		39,827,370
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	8.50%		06/15/10		11,900		12,075,965
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16		2,100		2,287,209
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		153		158,355
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		8,950		8,614,375
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	0.861	%(c)	07/18/11		6,900		6,869,764
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.25%		12/01/10		900		939,070
Verizon Virginia, Inc., Sr. Unsec’d. Notes	Baa1	7.875%		01/15/22		3,000		3,379,446

								77,195,420

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%		05/16/18		4,200		4,522,022
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16		4,000		4,494,400

								9,016,422

Utilities — 0.5%
Illinois Power Co., Sr. Sec’d. Notes	Baa1	6.25%		04/01/18		14,300		15,239,281
Nisource Finance Corp., Gtd. Notes	Baa3	6.125%		03/01/22		11,300		11,789,686
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.30%		05/01/18		13,500		14,239,476

								41,268,443

TOTAL CORPORATE BONDS (cost $2,137,382,779)								2,183,215,090

FOREIGN GOVERNMENT BONDS — 1.4%
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	7,500		3,789,302
Canadian Government, Bonds (Canada)	Aaa	2.00%		12/01/14	CAD	31,300		29,739,700
Canadian Government, Bonds (Canada)	Aaa	4.50%		06/01/15	CAD	4,100		4,345,964
France Government, Bonds (France)	AAA(d)	3.50%		04/25/20	EUR	4,800		6,525,946
France Treasury, Notes (France)	AAA(d)	2.50%		01/15/15	EUR	13,300		18,146,619
Korea Development Bank, Sr. Unsec’d. Notes (South Korea)	NR	0.391	%(c)	04/05/10		24,700		24,700,000
Province of Ontario Canada, Debs. (Canada)	Aa1	6.50%		03/08/29	CAD	9,800		11,679,720
Republic of Brazil, Unsub. Notes (Brazil)	Baa3	8.00%		01/15/18		1,689		1,968,400
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	A3	5.875%		05/30/22		800		818,000
United Mexican States, Notes, MTN (Mexico)	Baa1	5.95%		03/19/19		2,200		2,376,000
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1	6.05%		01/11/40		4,700		4,688,250

TOTAL FOREIGN GOVERNMENT BONDS (cost $104,641,377)								108,777,901

MUNICIPAL BONDS — 3.2%

Arizona
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	Aa1	4.75%		01/01/32		1,000	(e)	1,007,360
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	AA(d)	8.59	%(c)	01/01/32		500		507,360

								1,514,720

California — 2.0%
California Infrastructure & Economic Development Bank, Revenue Bonds	Aa2	6.486%		05/15/49		2,600		2,570,178
California State University, Revenue Bonds	Aa3	6.484%		11/01/41		4,500		4,436,640

Golden State Tobacco Securitization Corp., Revenue Bonds	Baa3	6.47	%(s)	06/01/37	22,700		14,450,366
Los Angeles Unified School District, General Obligation Unlimited	Aa3	6.758%		07/01/34	14,700		15,194,802
State of California, General Obligation Bonds	Baa1	5.65	%(c)	04/01/39	2,200		2,286,966
State of California, General Obligation Bonds	Baa1	5.95%		04/01/16	2,000		2,079,920
State of California, General Obligation Bonds	Baa1	7.50%		04/01/34	9,200		9,502,404
State of California, General Obligation Bonds	Baa1	7.55%		04/01/39	20,200		21,005,172
University of California Regents Medical Center, Series F Revenue Bonds	Aa2	6.583%		05/15/49	82,800		84,155,436
University of California, Revenue Bonds	Aa2	5.00%		05/15/37	500		501,455

							156,183,339

Florida
Seminole County FL Water & Sewer, Revenue Bonds	Aa3	6.443%		10/01/40	400		401,804

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.655%		04/01/57	3,800		3,777,960

Illinois — 0.7%
Chicago Illinois Transit Authority, Revenue Bonds	A1	6.30%		12/01/21	500		527,699
Chicago Transit Authority, Revenue Bonds	A1	6.20%		12/01/40	2,900		2,871,406
Chicago Transit Authority, Series A, Revenue Bonds	A1	6.899%		12/01/40	18,200		19,505,486
Chicago Transit Authority, Series B, Revenue Bonds	A1	6.899%		12/01/40	10,200		11,077,098
Illinois Finance Authority, Revenue Bonds	Aa1	5.75%		07/01/33	4,900		5,381,572
Illinois Municipal Electric Agency, Revenue Bonds	A1	6.832%		02/01/35	4,800		5,047,344
Illinois State, General Obligation Bonds	A2	5.00%		11/01/22	300		307,032
Illinois State, General Obligation Unlimited	A2	4.071%		01/01/14	8,700		8,768,904
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.00%		07/01/25	1,600		1,685,344
State of Illinois, General Obligation Bonds	A2	4.95%		06/01/23	570		527,751

							55,699,636

Iowa — 0.1%
Iowa State, Revenue Bonds	Aa3	6.75%		06/01/34	6,800		7,021,952

Massachusetts — 0.1%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.00%		07/01/36	5,100		5,921,967
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.50%		11/15/36	500		555,300
Massachusetts Water Resources Authority, Series J, Revenue Bonds	Aa1	5.00%		08/01/32	2,500	(e)	2,548,325

							9,025,592

Nebraska
Public Power Generation Agency, Revenue Bonds	A2	7.242%		01/01/41	3,600		3,691,944

Nevada — 0.1%
County of Clark NV Airport, Revenue Bonds	Aa2	6.82%		07/01/45	5,400		5,540,562
Truckee Meadows Water Authority, Revenue Bonds, Series A	A1	5.00%		07/01/36	195		189,433

							5,729,995

New Jersey
City of Trenton, General Obligation Bonds (FSA Insured)	Aa3	4.80%		04/01/14	990		1,031,392

Jersey City Municipal Utilities Authority, Revenue Bonds, Series A (MBIA Insured)	Baa1	4.81%		05/15/14	1,000	991,440

						2,022,832

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa3	5.75%		06/15/40	300	335,901

North Carolina — 0.1%
North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.70%		01/01/39	5,300	5,501,612

Oregon
Portland Oregon River District Urban Renewal and Redevelopment, Revenue Bonds, Series B (AMBAC Insured)	A3	3.35%		06/15/10	1,020	1,024,651

Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%		06/01/32	1,205	1,145,822
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.25%		06/01/42	400	366,524

						1,512,346

Texas
Dallas County Hospital District, General Obligation Bonds	AAA(d)	6.171%		08/15/34	1,600	1,610,800

Washington
Pierce County School District No. 3, General Obligations Bonds	Aa1	5.00%		12/01/23	3,000	3,165,270

Wisconsin
Wisconsin State General, Revenue Bonds	Aa3	5.70%		05/01/26	510	512,377

TOTAL MUNICIPAL BONDS (cost $252,115,815)						258,732,731

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.9%

ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34	3,733	3,239,317
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Ba1	4.845	%(c)	09/25/35	5,486	3,594,911
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	2.386	%(c)	02/25/45	1,217	953,629
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	3.007	%(c)	05/25/35	2,097	1,928,041
Banc of America Funding Corp., Series 2006-J, Class 4A1	CCC(d)	6.03	%(c)	01/20/47	2,552	1,785,947
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33	235	241,004
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.50%		10/25/31	78	76,896
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa	4.09	%(c)	07/25/34	3,360	3,082,295
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.646	%(c)	02/25/33	417	407,773
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	3.399	%(c)	02/25/33	176	149,137
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	2.918	%(c)	04/25/33	103	96,776
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aa2	3.579	%(c)	01/25/34	20	16,870
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aa2	3.705	%(c)	01/25/34	403	357,129
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	A2	4.106	%(c)	07/25/34	3,054	2,463,010

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	A1	3.521	%(c)	11/25/34	7,369	6,224,187
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	A1	4.979	%(c)	01/25/35	2,326	2,213,567
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Ba2	2.81	%(c)	03/25/35	32,348	30,250,245
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	A1	2.934	%(c)	03/25/35	2,066	1,955,606
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aa3	3.478	%(c)	05/25/35	2,228	1,676,466
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Baa2	2.56	%(c)	08/25/35	40,326	37,538,269
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Aa1	2.944	%(c)	12/25/33	3,625	3,215,786
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Ba1	3.478	%(c)	05/25/35	3,077	2,189,968
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Ba1	5.158	%(c)	09/25/35	1,648	1,218,998
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Caa2	5.634	%(c)	03/25/36	667	306,047
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aa3	0.406	%(c)	02/25/34	3,500	2,630,988
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	5.595	%(c)	01/26/36	6,152	3,791,717
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.624	%(c)	12/26/46	3,389	2,079,455
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ba2	4.511	%(c)	08/25/35	7,826	2,998,481
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa1	3.449	%(c)	12/25/35	560	291,099
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Caa1	5.822	%(c)	11/25/35	671	397,316
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	Ca	0.516	%(c)	05/25/36	536	114,154
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.426	%(c)	05/25/47	7,673	4,014,664
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	Ca	0.496	%(c)	10/25/46	562	129,851
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Ba2	0.42	%(c)	02/20/47	5,325	2,666,573
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-10, Class A2	Aaa	5.75%		05/25/33	102	101,648
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Baa3	3.51	%(c)	11/25/34	5,068	4,295,941
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	A3	3.388	%(c)	02/20/35	8,717	7,402,288
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Ba3	5.307	%(c)	10/20/35	724	563,663
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Baa3	5.25	%(c)	02/20/36	868	648,956
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	B2	0.586	%(c)	03/25/36	861	249,549
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	Caa2	0.596	%(c)	02/25/36	478	94,035
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Caa3	5.693	%(c)	05/20/36	1,448	821,931
CS First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	Aaa	0.837	%(c)	03/25/32	61	50,263
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2006-AB3, Class A5B	Caa1	6.30%		07/25/36	853	451,576
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	Caa3	0.557	%(c)	07/19/45	544	173,139
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	787	862,473
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	236	266,282

Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	64	70,607
Fannie Mae, Series 2001-29, Class Z	Aaa	6.50%		07/25/31	170	183,681
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	128	135,250
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17	636	655,206
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	5,605	5,978,166
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	176	184,465
Fannie Mae, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	209	238,051
Fannie Mae, Series 2006-5, Class 3A2	Aaa	2.979	%(c)	05/25/35	452	450,944
Fannie Mae, Series 2006-118, Class A1	Aaa	0.306	%(c)	12/25/36	2,274	2,243,543
Fannie Mae, Series 2007-73, Class A1	Aaa	0.306	%(c)	07/25/37	8,969	8,592,341
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.871	%(c)	07/25/44	1,823	1,748,961
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.671	%(c)	10/25/44	1,213	1,161,566
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	1.671	%(c)	02/25/45	298	284,112
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.286	%(c)	12/25/36	8,416	8,143,804
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	B3	5.387	%(c)	09/25/35	144	103,842
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	AAA(d)	5.338	%(c)	08/25/35	1,604	1,425,707
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	1,437	1,580,490
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	4,284	4,647,820
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	247	263,529
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,388,394
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,325,800
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	560,382
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	965,219
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	637,063
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	11,260	10,272,270
Freddie Mac, Series 2950, Class NA	Aaa	4.25%		09/15/24	330	330,260
Freddie Mac, Series 3149, Class LF	Aaa	0.53	%(c)	05/15/36	3,081	3,083,437
Freddie Mac, Series 3335, Class BF	Aaa	0.38	%(c)	07/15/19	5,737	5,701,921
Freddie Mac, Series 3335, Class FT	Aaa	0.38	%(c)	08/15/19	13,261	13,175,517
Freddie Mac, Series 3346, Class FA	Aaa	0.46	%(c)	02/15/19	1,445	1,449,800
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	0.88	%(c)	02/16/30	12	12,545
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	Caa2	0.516	%(c)	04/25/36	706	168,236
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.326	%(c)	10/25/46	3,125	2,833,823
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B2	0.326	%(c)	01/25/47	2,533	2,323,417
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	3.051	%(c)	10/25/33	3,192	2,371,284
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	3.688	%(c)	06/25/34	1,912	1,681,050
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	2.954	%(c)	09/25/35	3,808	3,512,465
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	BB+(d)	5.21	%(c)	11/25/35	6,113	5,615,628
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	B3	6.00%		03/25/37	7,163	6,135,933
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Baa1	0.457	%(c)	05/19/35	779	462,887
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Baa2	4.88	%(c)	07/19/35	4,378	3,167,477
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Ca	0.487	%(c)	09/19/46	687	152,116
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aa1	0.327	%(c)	01/19/38	1,853	1,830,969
Homebanc Mortgage Trust, Series 2006-2, Class A1	Baa3	0.426	%(c)	12/25/36	770	519,079

Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	B3	0.326	%(c)	01/25/37	24	23,700
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	Aaa	2.503	%(c)	01/25/32	4	2,878
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	Aaa	2.463	%(c)	01/25/32	21	15,243
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Baa3	2.948	%(c)	12/25/34	1,736	1,254,543
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	B1	5.27	%(c)	06/25/35	592	427,492
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	B2	5.099	%(c)	09/25/35	609	459,210
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	B3	0.336	%(c)	11/25/46	612	603,516
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Aaa	4.798	%(c)	02/25/34	2,319	2,284,579
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	A2	5.017	%(c)	02/25/35	1,490	1,474,456
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	CCC(d)	5.75%		01/25/36	7,161	6,153,812
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B3	3.559	%(c)	07/25/35	6,658	6,081,343
Lehman XS Trust, Series 2006-14N, Class 1A2	Ca	0.486	%(c)	09/25/46	754	145,173
Lehman XS Trust, Series 2006-16N, Class A4B	Ca	0.486	%(c)	11/25/46	759	165,226
Lehman XS Trust, Series 2006-GP2, Class 3A2	Ca	0.476	%(c)	06/25/46	684	115,596
Master Asset Backed Securities Trust, Series 2007-HE1, Class A1	Baa2	0.326	%(c)	05/25/37	1,702	1,623,615
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%		09/25/33	1,488	1,524,076
Mastr Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	Ba3	8.00%		07/25/35	1,133	998,572
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Caa3	0.546	%(c)	03/25/37	891	363,521
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 2A1	CCC(d)	5.785	%(c)	04/25/37	1,481	1,105,269
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	2.842	%(c)	05/25/33	3,417	3,038,415
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	A3	0.456	%(c)	02/25/36	3,799	2,738,381
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Aaa	2.38	%(c)	12/25/34	488	452,319
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.246	%(c)	10/25/35	627	501,530
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Aaa	0.496	%(c)	11/25/35	3,069	2,567,219
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	B3	5.726%		10/25/36	585	320,706
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Caa3	0.606	%(c)	04/25/37	1,609	624,350
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138%		03/25/47	700	570,745
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.82%		03/25/47	700	563,505
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Aa2	0.506	%(c)	07/25/35	517	456,449
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	0.646	%(c)	02/25/34	585	531,765
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	0.646	%(c)	02/25/19	88	83,812
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	Caa2	0.476	%(c)	05/25/37	1,082	234,146
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa	6.50%		03/25/32	171	171,926
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	B3	5.169	%(c)	09/25/35	6,231	4,463,585
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.95%		08/01/17	38	42,380

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	2.813	%(c)	01/25/35	6,262	5,263,291
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Ba1	5.095	%(c)	08/25/35	1,085	787,393
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	CCC(d)	5.95	%(c)	02/25/36	595	428,086
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	B2	0.506	%(c)	05/25/46	544	123,102
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	Caa3	0.506	%(c)	05/25/46	731	165,912
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa1	0.366	%(c)	08/25/36	4,474	2,324,998
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	Aa1	0.346	%(c)	09/25/47	4,700	4,600,358
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	2.92	%(c)	02/25/32	59	46,032
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	A2	2.687	%(c)	01/25/34	726	558,238
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	AAA(d)	3.183	%(c)	10/25/35	2,315	1,951,137
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aaa	0.926	%(c)	04/25/43	261	223,974
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	0.366	%(c)	10/25/46	8,008	7,812,634
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	B2	0.356	%(c)	11/25/46	2,896	2,824,465
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Caa1	1.433	%(c)	05/25/46	3,384	1,693,677
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aaa	3.078	%(c)	02/27/34	757	717,546
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	Baa2	1.663	%(c)	11/25/42	388	284,651
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aaa	3.667	%(c)	02/25/33	29	23,542
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	2.883	%(c)	09/25/33	439	434,927
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	0.786	%(c)	12/25/27	6,889	5,991,936
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	A1	0.74	%(c)	11/25/34	1,352	840,280
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	349	341,003
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.536	%(c)	10/25/45	3,079	2,372,611
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Baa3	0.656	%(c)	11/25/45	700	395,608
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Baa3	0.656	%(c)	12/25/45	700	398,696
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	CCC(d)	5.921	%(c)	09/25/36	877	685,392
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.566	%(c)	12/25/36	248	178,361
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa1	1.283	%(c)	12/25/46	1,545	853,050
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa1	1.273	%(c)	12/25/46	2,141	1,284,158
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Ba3	2.286	%(c)	12/25/46	526	313,776
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	CCC(d)	5.266	%(c)	01/25/37	1,091	809,630

Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	CCC(d)	5.451	%(c)	04/25/37	3,277	2,225,019
Washington Mutual MSC Mortgage Pass-Through Certifiicates, Series 2004-RA4, Class 2A	AAA(d)	6.50%		08/25/34	2,132	2,079,095
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	44,673	37,851,520
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.983	%(c)	12/25/34	4,246	4,179,249
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aa3	4.932	%(c)	01/25/35	5,603	5,453,771
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	A(d)	4.95	%(c)	03/25/36	3,790	3,336,055

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $444,351,052)						390,083,199

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%

Federal Home Loan Bank, Sr. Unsec’d. Notes		1.00%		12/28/11	3,300	3,299,347
Federal Home Loan Mortgage Corp., Notes(k)		0.197	%(c)	09/19/11	59,800	59,766,631
Federal Home Loan Mortgage Corp., Notes		1.125%		06/01/11-12/15/11	34,600	34,768,048
Federal National Mortgage Assoc., Notes(k)		1.75%		05/07/13	46,500	46,381,564
Federal National Mortgage Assoc., Notes		5.953%		06/21/27	34,200	36,062,977
Residual Funding, Bonds, PO		4.43	%(s)	10/15/19	7,600	4,952,266
Small Business Administration Participation Certificates, Series 2003-20I, Class 1		5.13%		09/01/23	884	935,802
Small Business Administration Participation Certificates, Series 2004-20F, Class 1		5.52%		06/01/24	6,450	6,855,983
Small Business Administration Participation Certificates, Series 2007-20K, Class 1		5.51%		11/01/27	19,119	20,643,238
Small Business Administration Participation Certificates, Series 2009-20E, Class 1		4.43%		05/01/29	21,612	22,303,455
Small Business Administration, Gov’t. Gtd. Notes		4.875%		09/10/13	5,215	5,451,748
Small Business Administration, Gov’t. Gtd. Notes		6.344%		08/01/11	500	523,527
Small Business Administration, Gov’t. Gtd. Notes		7.449%		08/01/10	101	102,496

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $235,741,585)						242,047,082

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 11.4%
Federal Home Loan Mortgage Corp.		4.81	%(c)	11/01/35	1,659	1,739,611
Federal Home Loan Mortgage Corp.		5.50%		12/01/34-04/01/39	13,269	14,044,662
Federal Home Loan Mortgage Corp.		5.50%		TBA	114,000	119,985,000
Federal Home Loan Mortgage Corp.		6.00%		02/01/16-02/01/34	2,907	3,153,930
Federal Home Loan Mortgage Corp.		6.00%		TBA	156,000	166,846,836
Federal National Mortgage Assoc.		1.671	%(c)	06/01/43	2,587	2,594,177
Federal National Mortgage Assoc.		2.575	%(c)	01/01/24	1	1,346
Federal National Mortgage Assoc.		3.121	%(c)	08/01/35	3,716	3,845,080
Federal National Mortgage Assoc.		3.721	%(c)	08/01/29	108	111,512
Federal National Mortgage Assoc.		4.008	%(c)	05/01/36	6,607	6,714,364
Federal National Mortgage Assoc.		4.159	%(c)	05/01/36	56	57,310
Federal National Mortgage Assoc.		4.321	%(c)	11/01/35	2,089	2,159,716
Federal National Mortgage Assoc.		4.472	%(c)	06/01/35	948	987,808
Federal National Mortgage Assoc.		4.539	%(c)	01/01/28	90	92,163
Federal National Mortgage Assoc.		4.679	%(c)	12/01/36	1,316	1,380,056
Federal National Mortgage Assoc.		4.879	%(c)	07/01/37	713	739,226
Federal National Mortgage Assoc.		5.376	%(c)	01/01/36	1,480	1,563,326
Federal National Mortgage Assoc.		5.50%		08/01/16-08/01/38	128,416	136,121,997
Federal National Mortgage Assoc.		5.50%		TBA	28,000	29,404,368

Federal National Mortgage Assoc.	6.00%		05/01/11-10/01/38	259,200	276,020,561
Federal National Mortgage Assoc.	6.00%		TBA	96,000	101,523,940
Federal National Mortgage Assoc.	6.00%		TBA	16,000	16,995,008
Federal National Mortgage Assoc.	6.00%		TBA	10,000	10,668,750
Federal National Mortgage Assoc.	6.50%		09/01/16	281	303,800
Federal National Mortgage Assoc.	6.50%		TBA	5,000	5,403,125
Government National Mortgage Assoc.	3.125	%(c)	10/20/23-11/20/29	1,474	1,498,307
Government National Mortgage Assoc.	3.625	%(c)	08/20/23-07/20/30	1,009	1,038,465
Government National Mortgage Assoc.	3.75	%(c)	01/20/32-02/20/32	1,461	1,508,493
Government National Mortgage Assoc.	4.375	%(c)	03/20/17-05/20/30	1,395	1,441,969
Government National Mortgage Assoc.	6.00%		10/15/31-05/15/37	5,250	5,623,239
Government National Mortgage Assoc.	6.00%		TBA	3,000	3,204,375
Government National Mortgage Assoc.	7.00%		02/15/24	8	9,177

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $903,138,817)					916,781,697

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds	3.50%		02/15/39	22,800	18,450,193
U.S. Treasury Bonds(k)	4.25%		05/15/39	36,500	33,819,513
U.S. Treasury Bonds	4.375%		02/15/38-11/15/39	32,100	30,461,354
U.S. Treasury Bonds	4.50%		05/15/38	24,400	23,671,806
U.S. Treasury Bonds(k)	4.50%		08/15/39	28,400	27,423,750
U.S. Treasury Bonds	4.75%		02/15/37	2,300	2,331,625
U.S. Treasury Bonds	5.375%		02/15/31	3,900	4,315,596
U.S. Treasury Notes	0.875%		01/31/12-02/29/12	178,700	178,477,184
U.S. Treasury Notes	1.375%		03/15/13	26,400	26,245,296
U.S. Treasury Notes	3.25%		03/31/17	62,500	62,421,875

U.S. Treasury Notes(k)	3.625%	02/15/20	39,600	38,925,572

TOTAL U.S. TREASURY OBLIGATIONS (cost $456,358,571)				446,543,764

	Shares
COMMON STOCK*

Financial Services
Citigroup, Inc. (cost $3)	1	4

PREFERRED STOCKS — 0.2%

Automobile Manufacturers
General Motors Corp. (Class B Stock) 5.25%, CVT	68,000	584,290

Insurance — 0.2%
American International Group, Inc., 8.50%, CVT	1,100,606	11,248,193

TOTAL PREFERRED STOCKS (cost $38,001,782)		11,832,483

TOTAL LONG-TERM INVESTMENTS (cost $4,788,423,896)		4,769,604,133

SHORT-TERM INVESTMENTS — 45.6%

	Principal
	Amount
	(000)#
REPURCHASE AGREEMENTS(m) — 34.9%

Banc of America Securities LLC, 0.03%, dated 03/31/10, due 04/01/10 in the amount of $135,000,113	$135,000	135,000,000
Banc of America Securities LLC, 0.03%, dated 03/31/10, due 04/01/10 in the amount of $28,100,023	28,100	28,100,000
Banc of America Securities LLC, 0.03%, dated 03/31/10, due 04/01/10 in the amount of $799,100,666	799,100	799,100,000
Banc of America Securities LLC, 0.11%, dated 03/26/10, due 04/01/10 in the amount of $187,403,436	187,400	187,400,000
Barclays Capital, Inc., 0.03%, dated 03/31/10, due 04/01/10 in the amount of $32,000,027	32,000	32,000,000
Barclays Capital, Inc., 0.12%, dated 03/11/10, due 04/08/10 in the amount of $141,715,430	141,700	141,700,000
Barclays Capital, Inc., 0.14%, dated 03/17/10, due 04/07/10 in the amount of $40,003,267	40,000	40,000,000
Barclays Capital, Inc., 0.14%, dated 03/17/10, due 04/07/10 in the amount of $80,006,533	80,000	80,000,000
Credit Suisse Securities (USA) LLC, 0.15%, dated 03/26/10, due 04/15/10 in the amount of $260,021,667	260,000	260,000,000
Deutsche Bank Securities, Inc., 0.12%, dated 03/24/10, due 04/07/10 in the amount of $100,305,461	100,300	100,300,000
Deutsche Bank Securities, Inc., 0.14%, dated 03/26/10, due 04/01/10 in the amount of $69,701,626	69,700	69,700,000
Goldman Sachs & Co., Inc., 0.18%, dated 03/22/10, due 05/03/10 in the amount of $17,003,570	17,000	17,000,000
Morgan Stanley & Co., Inc., 0.05%, dated 03/31/10, due 04/01/10 in the amount of $799,101,110	799,100	799,100,000
Morgan Stanley & Co., Inc., 0.12%, dated 03/26/10, due 04/01/10 in the amount of $69,501,390	69,500	69,500,000

Morgan Stanley & Co., Inc., 0.14%, dated 03/17/10, due 04/06/10 in the amount of $40,003,111			40,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (cost $2,798,900,000)				2,798,900,000

U.S. TREASURY OBLIGATIONS(n) — 7.8%

U.S. Treasury Bills	0.115%	04/08/10	21,200	21,199,526
U.S. Treasury Bills	0.15%	05/13/10	78,500	78,486,263
U.S. Treasury Bills	0.153%	05/27/10	125,000	124,982,208
U.S. Treasury Bills(k)	0.16%	06/24/10	13,900	13,895,622
U.S. Treasury Bills	0.181%	04/01/10-08/26/10	207	206,886
U.S. Treasury Bills(k)	0.182%	08/12/10	78,500	78,448,661
U.S. Treasury Bills	0.185%	08/05/10	135,800	135,718,248
U.S. Treasury Bills	0.186%	04/01/10	700	700,000
U.S. Treasury Bills	0.19%	08/26/10	1,819	1,817,514
U.S. Treasury Bills(k)	0.19%	09/02/10	4,845	4,840,751
U.S. Treasury Bills	0.194%	09/02/10	560	559,509
U.S. Treasury Bills	0.196%	08/26/10	255	254,792
U.S. Treasury Bills(k)	0.215%	08/26/10	167,100	166,963,479

TOTAL U.S. TREASURY OBLIGATIONS (cost $628,053,824)				628,073,459

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $151,712,559)(w)			151,712,559	151,712,559

			Principal
			Amount
			(000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.0%
Federal Home Loan Mortgage Corp. (cost $78,757,098)	0.20%	07/08/10	$78,800	78,763,516

TOTAL SHORT-TERM INVESTMENTS (cost $3,657,423,481)				3,657,449,534

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT—105.1% (cost $8,445,847,377)				8,427,053,667

		Notional
		Amount
	Counterparty	(000)#
OPTIONS WRITTEN(t)* — (0.1)%

Call Options
10 Year Euro-Bund Futures, expiring 05/31/10, Strike Price $125.00		EUR	12,300	(43,194)
10 Year U.S. Treasury Note Futures,
expiring 04/23/10, Strike Price $119.00			78,400	(36,750)
expiring 05/21/10, Strike Price $119.00			130,800	(224,813)
expiring 05/21/10, Strike Price $120.00			29,200	(22,812)
20 Year U.S. Treasury Bond Futures, expiring 05/21/10, Strike Price $119.00			13,900	(69,500)
Currency Option USD vs JPY, expiring 04/20/10 @ FX Rate 94.00	Bank of America		79,100	(614,172)
Interest Rate Swap Options,

Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	BNP Paribas		49,500	(797)
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Credit Suisse First Boston Corp.		4,800	(77)
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank		2,900	(47)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Barclays Capital Group		14,000	(190)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	BNP Paribas		92,700	(1,255)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Credit Suisse First Boston Corp.		26,600	(360)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank		139,600	(1,890)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Morgan Stanley		9,100	(123)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Barclays Capital Group		83,500	(36,498)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Royal Bank of Scotland		120,700	(52,758)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, expiring 05/21/10	Credit Suisse First Boston Corp.		11,900	(39,849)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, expiring 05/21/10	Citigroup Global Markets		41,100	(137,629)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, expiring 05/21/10	Morgan Stanley		2,700	(9,041)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Barclays Capital Group		12,800	(38,759)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Morgan Stanley		56,300	(170,477)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group		164,300	(469,998)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank		26,600	(76,092)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland		38,500	(110,133)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Credit Suisse First Boston Corp.		79,300	(334,517)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley		28,400	(119,802)

				(2,611,533)

Put Options — (0.1)%
10 Year Euro-Bund Futures, expiring 05/31/10, Strike Price $120.00		EUR	12,300	(16,613)
10 Year U.S. Treasury Note Futures,
expiring 04/23/10, Strike Price $114.00			75,300	(94,125)
expiring 04/23/10, Strike Price $115.00			3,100	(8,719)
expiring 05/21/10, Strike Price $114.00			102,200	(351,313)
expiring 05/21/10, Strike Price $115.00			57,800	(334,156)
20 Year U.S. Treasury Bond Futures, expiring 05/21/10, Strike Price $111.00			13,900	(34,750)
Currency Option USD vs JPY, expiring 04/20/10 @ FX Rate 88.00	Bank of America		79,100	(33,143)
Inflation Floor Option,
Inflation on the CPI Urban Consumer NSA, Citigroup expects less than 0% in inflation,
expiring 03/10/20, Strike Price $215.95	Citigroup Global Markets		6,000	(138,202)
expiring 03/12/20, Strike Price $215.95	Deutsche Bank		16,800	(41,894)
Interest Rate Swap Options,
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	BNP Paribas		49,500	(1,025)

Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank	2,900	(60)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Bank of America	26,000	(8,031)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Barclays Capital Group	18,500	(5,714)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	BNP Paribas	222,200	(68,635)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Credit Suisse First Boston Corp.	26,600	(8,216)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank	361,800	(111,756)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Morgan Stanley	15,000	(4,633)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Royal Bank of Scotland	53,800	(16,618)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Deutsche Bank	9,300	(1)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Morgan Stanley	4,400	—
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 04/19/10	Royal Bank of Scotland	40,500	(4)
Pay a fixed rate of 4.10% and receive a floating rate based on 3-month LIBOR, expiring 05/21/10	Credit Suisse First Boston Corp.	11,900	(68,268)
Pay a fixed rate of 4.10% and receive a floating rate based on 3-month LIBOR, expiring 05/21/10	Citigroup Global Markets	41,100	(235,782)
Pay a fixed rate of 4.10% and receive a floating rate based on 3-month LIBOR, expiring 05/21/10	Morgan Stanley	2,700	(15,489)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Barclays Capital Group	12,800	(30,707)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Morgan Stanley	56,300	(135,065)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 06/15/10	BNP Paribas	198,000	(917)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 06/15/10	Barclays Capital Group	80,000	(370)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 06/15/10	Deutsche Bank	17,000	(79)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 06/15/10	Royal Bank of Scotland	248,000	(1,148)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	164,300	(874,710)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	26,600	(141,615)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	38,500	(204,969)
Pay a fixed rate of 5.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	13,000	(1,155)
Pay a fixed rate of 5.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	JPMorgan Chase	11,000	(977)
Pay a fixed rate of 6.00% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	59,000	(14,203)
Pay a fixed rate of 6.00% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	11,000	(865)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Credit Suisse First Boston Corp.	79,300	(500,626)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	28,400	(179,291)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, expiring 12/01/10	Deutsche Bank	185,500	(1,236,810)

Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	41,600	(449,742)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, expiring 12/01/10	Royal Bank of Scotland	298,100	(1,987,564)

			(7,357,960)

TOTAL OPTIONS WRITTEN (premiums received $33,930,456)			(9,969,493)

			Principal
			Amount
			(000)#
SECURITY SOLD SHORT — (0.1)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION

Federal National Mortgage Assoc. (proceeds received $5,338,438)	5.50%	TBA	5,000	(5,347,655)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT(o)—104.9% (cost $8,406,578,483)				8,411,736,519
Other liabilities in excess of other assets(x) — (4.9)%				(389,747,268)

NET ASSETS — 100.0%				$8,021,989,251

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AMBAC	American Municipal Bond Assurance Corporation

CVT	Convertible Security

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FSA	Financial Security Assurance

FSB	Federal Savings Bank

MBIA	Municipal Bond Investors Assurance Company

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PO	Principal Only Securities

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

SGD	Singapore Dollar

TWD	New Taiwanese Dollar

USD	United States Dollar

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(e)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $1,750,000 and $1,750,000, respectively.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $14,581,875. The aggregate value of $14,652,000 is approximately 0.2% of net assets.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion there of, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at reporting date.

(o)	As of March 31, 2010, 5 securities representing $110,886,628 and 1.4% of net assets were fair valued in accordance with the polices adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2010.

(t)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $(9,322,178) and foreign exchange contracts risk exposure of $(647,315) as of March 31, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:
Futures contracts open at March 31, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2010	(Depreciation)(1)(2)
Long Positions:
9,692	90 Day Euro Dollar	Jun 10	$2,404,580,487	$2,414,034,900	$9,454,413
2,842	90 Day Euro Dollar	Sep 10	705,401,150	706,698,825	1,297,675
2,516	90 Day Euro Dollar	Dec 10	621,474,813	623,779,300	2,304,487
71	90 Day Euro Dollar	Mar 11	17,416,300	17,540,550	124,250
598	90 Day Sterling	Jun 10	112,294,378	112,627,508	333,130
353	90 Day Sterling	Sep 10	66,328,664	66,376,996	48,332
362	90 Day Sterling	Dec 10	67,819,585	67,904,527	84,942
4,585	2 Year U.S. Treasury Notes	Jun 10	995,534,266	994,730,083	(804,183)
1,813	5 Year Euro-Bobl	Jun 10	285,883,396	286,698,776	815,380
1,170	5 Year U.S. Treasury Notes	Jun 10	135,522,930	134,367,188	(1,155,742)
802	10 Year Euro-Bund	Jun 10	132,919,190	133,616,116	696,926
5,819	10 Year U.S. Treasury Notes	Jun 10	680,297,047	676,458,750	(3,838,297)

					$9,361,313

(1)	Cash of $29,000 and U.S. Treasury securities with an aggregate market value of $31,066,142 has been segregated to cover requirements for open futures contacts at March 31, 2010.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Forward foreign currency exchange contracts outstanding at March 31, 2010:

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 04/30/10	JPMorgan Chase	AUD	10,597	$9,632,673	$9,692,762	$60,089
Brazilian Real,
Expiring 04/05/10	Goldman Sachs & Co.	BRL	48,335	27,600,800	27,151,304	(449,496)
Expiring 06/02/10	Morgan Stanley	BRL	48,335	26,751,450	26,809,616	58,166
British Pound,
Expiring 06/24/10	Royal Bank of Scotland	GBP	5,288	7,832,153	8,020,324	188,171

Chinese Yuan,
Expiring 08/25/10	Hong Kong & Shanghai Bank	CNY	6,670	1,000,000	978,478	(21,522)
Expiring 08/25/10	Hong Kong & Shanghai Bank	CNY	6,638	996,000	973,833	(22,167)
Expiring 08/25/10	Hong Kong & Shanghai Bank	CNY	5,035	740,750	738,608	(2,142)
Expiring 08/25/10	Hong Kong & Shanghai Bank	CNY	5,033	740,750	738,391	(2,359)
Expiring 08/25/10	JPMorgan Chase	CNY	55,106	8,182,000	8,083,923	(98,077)
Expiring 08/25/10	JPMorgan Chase	CNY	7,995	1,176,000	1,172,858	(3,142)
Expiring 08/25/10	JPMorgan Chase	CNY	6,669	1,000,000	978,258	(21,742)
Expiring 08/25/10	JPMorgan Chase	CNY	5,034	740,750	738,499	(2,251)
Expiring 08/25/10	JPMorgan Chase	CNY	5,034	740,750	738,499	(2,251)
Expiring 08/25/10	JPMorgan Chase	CNY	1,576	232,000	231,261	(739)
Expiring 08/25/10	Morgan Stanley	CNY	15,773	2,323,000	2,313,897	(9,103)
Expiring 08/25/10	Morgan Stanley	CNY	6,665	1,000,000	977,744	(22,256)
Expiring 08/25/10	Morgan Stanley	CNY	3,358	494,000	492,572	(1,428)
Expiring 11/17/10	Bank of America	CNY	7,794	1,175,000	1,146,664	(28,336)
Expiring 11/17/10	Deutsche Bank	CNY	7,654	1,154,000	1,126,085	(27,915)
Expiring 11/17/10	Deutsche Bank	CNY	6,353	960,000	934,660	(25,340)
Expiring 11/17/10	Deutsche Bank	CNY	4,141	625,697	609,181	(16,516)
Expiring 11/17/10	Deutsche Bank	CNY	1,958	295,000	288,081	(6,919)
Expiring 11/17/10	Morgan Stanley	CNY	3,958	598,000	582,215	(15,785)
Expiring 11/17/10	Morgan Stanley	CNY	3,956	598,000	582,039	(15,961)
Expiring 11/23/10	Barclays Capital Group	CNY	2,824	426,000	415,589	(10,411)
Expiring 11/23/10	Barclays Capital Group	CNY	1,978	298,000	291,134	(6,866)
Euro,
Expiring 04/26/10	Deutsche Bank	EUR	948	1,304,842	1,280,454	(24,388)
Expiring 04/26/10	Morgan Stanley	EUR	6,560	8,895,360	8,860,524	(34,836)
Expiring 04/26/10	Royal Bank of Canada	EUR	271	368,934	366,037	(2,897)
Indonesia Rupiah,
Expiring 10/07/10	Bank of America	IDR	28,957,425	2,850,000	3,062,729	212,729
Expiring 10/07/10	Bank of America	IDR	23,901,983	2,380,000	2,528,032	148,032
Expiring 10/07/10	Royal Bank of Scotland	IDR	8,237,700	810,000	871,274	61,274
Expiring 10/07/10	UBS Securities	IDR	13,807,287	1,390,000	1,460,350	70,350
Expiring 11/24/10	Bank of America	IDR	4,086,600	420,000	427,822	7,822
Expiring 11/24/10	Barclays Capital Group	IDR	4,104,660	420,000	429,712	9,712
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	3,189,840	331,929	333,941	2,012
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	2,494,700	260,000	261,168	1,168
Japanese Yen,
Expiring 04/06/10	Bank of America	JPY	286,285	3,061,925	3,062,299	374
Malaysian Ringgit,
Expiring 06/14/10	Barclays Capital Group	MYR	7,684	2,210,000	2,345,863	135,863
Expiring 06/14/10	Deutsche Bank	MYR	7,718	2,220,000	2,356,139	136,139
Expiring 06/14/10	Morgan Stanley	MYR	667	194,767	203,768	9,001
Expiring 10/12/10	Bank of America	MYR	7,084	2,068,965	2,148,002	79,037
Expiring 10/12/10	Barclays Capital Group	MYR	2,718	790,000	824,011	34,011
Expiring 10/12/10	Barclays Capital Group	MYR	2,016	590,000	611,394	21,394
Expiring 10/12/10	Barclays Capital Group	MYR	2,009	590,000	609,157	19,157
Expiring 10/12/10	Barclays Capital Group	MYR	1,991	590,000	603,755	13,755
Expiring 10/12/10	Barclays Capital Group	MYR	1,374	400,000	416,578	16,578
Mexican Peso,
Expiring 04/22/10	Bank of America	MXN	418	33,440	33,695	255
Expiring 04/22/10	Morgan Stanley	MXN	8,229	640,000	664,167	24,167
Expiring 04/22/10	Royal Bank of Scotland	MXN	37,054	2,761,918	2,990,478	228,560
Expiring 09/24/10	Deutsche Bank	MXN	418	32,973	33,084	111
Expiring 09/24/10	UBS Securities	MXN	43,558	3,371,611	3,451,619	80,008

New Taiwanese Dollar,
Expiring 06/10/10	Deutsche Bank	TWD	19,432	610,957	616,634	5,677
Expiring 06/10/10	Morgan Stanley	TWD	21,369	673,370	678,110	4,740
Expiring 10/12/10	Bank of America	TWD	18,942	603,825	608,316	4,491
Expiring 10/12/10	Bank of America	TWD	1,380	44,398	44,314	(84)
Expiring 10/12/10	Barclays Capital Group	TWD	6,848	218,961	219,922	961
Philippine Peso,
Expiring 04/16/10	Morgan Stanley	PHP	29,550	641,000	652,752	11,752
Expiring 11/15/10	Bank of America	PHP	7,187	155,835	155,398	(437)
Expiring 11/15/10	Bank of America	PHP	5,632	120,858	121,774	916
Expiring 11/15/10	Bank of America	PHP	5,581	120,644	120,671	27
Expiring 11/15/10	Barclays Capital Group	PHP	5,700	122,660	123,244	584
Expiring 11/15/10	Deutsche Bank	PHP	5,450	117,154	117,839	685
Singapore Dollar,
Expiring 06/16/10	Bank of America	SGD	1,482	1,068,755	1,058,959	(9,796)
Expiring 06/16/10	Bank of America	SGD	127	89,062	90,520	1,458
Expiring 06/16/10	Barclays Capital Group	SGD	710	500,000	507,661	7,661
Expiring 06/16/10	Deutsche Bank	SGD	522	370,000	373,057	3,057
Expiring 06/16/10	UBS Securities	SGD	410	290,000	292,877	2,877
Expiring 09/16/10	Bank of America	SGD	806	572,569	575,667	3,098
Expiring 09/16/10	Barclays Capital Group	SGD	1,084	774,118	774,436	318
Expiring 09/16/10	Goldman Sachs & Co.	SGD	694	493,210	495,702	2,492
South Korean Won,
Expiring 07/28/10	Barclays Capital Group	KRW	390,000	329,114	343,127	14,013
Expiring 07/28/10	Deutsche Bank	KRW	387,232	324,506	340,692	16,186
Expiring 07/28/10	Deutsche Bank	KRW	386,775	327,831	340,290	12,459
Expiring 07/28/10	Morgan Stanley	KRW	643,009	543,702	565,727	22,025
Expiring 08/27/10	Barclays Capital Group	KRW	11,373,551	9,543,972	9,995,153	451,181
Expiring 08/27/10	Morgan Stanley	KRW	1,539,115	1,307,326	1,352,584	45,258
Expiring 11/12/10	Bank of America	KRW	771,705	660,000	676,227	16,227
Expiring 11/12/10	Bank of America	KRW	762,102	660,000	667,812	7,812
Expiring 11/12/10	Bank of America	KRW	747,264	640,000	654,810	14,810
Expiring 11/12/10	Bank of America	KRW	743,616	640,000	651,613	11,613
Expiring 11/12/10	Bank of America	KRW	378,367	324,014	331,554	7,540
Expiring 11/12/10	Bank of America	KRW	373,696	320,000	327,461	7,461
Expiring 11/12/10	Bank of America	KRW	370,880	320,000	324,993	4,993
Expiring 11/12/10	Barclays Capital Group	KRW	692,153	591,179	606,517	15,338
Expiring 11/12/10	Barclays Capital Group	KRW	353,460	300,000	309,729	9,729
Expiring 11/12/10	Barclays Capital Group	KRW	352,920	300,000	309,256	9,256
Expiring 11/12/10	Deutsche Bank	KRW	732,438	630,000	641,818	11,818
Expiring 11/12/10	Goldman Sachs & Co.	KRW	375,360	320,000	328,919	8,919
Expiring 11/12/10	JPMorgan Chase	KRW	1,409,273	1,230,000	1,234,912	4,912
Expiring 11/12/10	JPMorgan Chase	KRW	959,038	811,575	840,383	28,808
Expiring 11/12/10	JPMorgan Chase	KRW	783,800	670,000	686,825	16,825
Expiring 11/12/10	JPMorgan Chase	KRW	680,100	600,000	595,956	(4,044)
Expiring 11/12/10	Morgan Stanley	KRW	1,438,875	1,250,000	1,260,852	10,852

				$166,530,032	$168,057,590	$1,527,558

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
Brazilian Real,
Expiring 04/05/10	Morgan Stanley	BRL	48,335	$27,078,163	$27,151,304	$(73,141)
British Pound,
Expiring 06/24/10	Royal Bank of Scotland	GBP	36,574	55,073,164	55,471,884	(398,720)
Canadian Dollar,
Expiring 04/06/10	JPMorgan Chase	CAD	34,073	32,677,664	33,547,875	(870,211)
Euro,
Expiring 04/26/10	Bank of America	EUR	14,213	19,310,451	19,197,353	113,098
Expiring 04/26/10	Bank of America	EUR	1,880	2,559,305	2,539,297	20,008
Expiring 04/26/10	Credit Suisse First Boston Corp.	EUR	6,379	8,585,676	8,616,050	(30,374)
Expiring 04/26/10	Deutsche Bank	EUR	28,433	38,714,746	38,404,160	310,586
Expiring 04/26/10	Goldman Sachs & Co.	EUR	10,953	14,949,684	14,794,104	155,580
Expiring 04/26/10	Goldman Sachs & Co.	EUR	10,498	14,382,366	14,179,540	202,826
Expiring 04/26/10	JPMorgan Chase	EUR	23,861	32,599,377	32,228,807	370,570
Expiring 04/26/10	JPMorgan Chase	EUR	8,949	12,674,111	12,087,322	586,789
Expiring 04/26/10	Royal Bank of Canada	EUR	7,288	10,026,868	9,843,826	183,042
Expiring 04/26/10	Royal Bank of Canada	EUR	6,080	8,279,653	8,212,193	67,460
Expiring 04/26/10	UBS Securities	EUR	6,199	8,503,721	8,372,925	130,796

Japanese Yen,
Expiring 04/06/10	Bank of America	JPY	57,310	618,000	613,028	4,972
Expiring 04/06/10	UBS Securities	JPY	228,975	2,471,000	2,449,271	21,729
Expiring 04/16/10	Royal Bank of Scotland	JPY	236	2,595	2,525	70
Expiring 04/19/10	Bank of America	JPY	1,223,784	13,523,626	13,091,378	432,248
Expiring 04/19/10	Bank of America	JPY	733,304	7,843,436	7,844,489	(1,053)
Expiring 04/19/10	Bank of America	JPY	286,285	3,062,111	3,062,522	(411)
Expiring 04/19/10	Barclays Capital Group	JPY	286,362	3,095,136	3,063,345	31,791
Expiring 04/19/10	Morgan Stanley	JPY	615,770	6,809,205	6,587,174	222,031
Mexican Peso,
Expiring 04/22/10	Deutsche Bank	MXN	418	33,561	33,695	(134)
Expiring 04/22/10	Hong Kong & Shanghai Bank	MXN	1,725	130,302	139,258	(8,956)
Expiring 04/22/10	UBS Securities	MXN	43,558	3,432,454	3,515,386	(82,932)
Philippine Peso,
Expiring 04/16/10	Bank of America	PHP	7,187	158,866	158,761	105
Expiring 04/16/10	Bank of America	PHP	5,632	123,023	124,409	(1,386)
Expiring 04/16/10	Bank of America	PHP	5,581	122,875	123,282	(407)
Expiring 04/16/10	Barclays Capital Group	PHP	5,700	124,836	125,911	(1,075)
Expiring 04/16/10	Deutsche Bank	PHP	5,450	119,230	120,389	(1,159)

				$327,085,205	$325,701,463	$1,383,742

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.
Credit default swap agreements outstanding at March 31, 2010:

		Notional				Upfront	Unrealized
	Termination	Amount#			Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value(2)	Paid (Received)	(Depreciation)(5)
Credit default swaps on credit indices — Sell Protection(1)
Deutsche Bank AG	12/20/14	$4,000	5.00%	Dow Jones CDX EM12 Index	$471,511	$374,104	$97,407
Barclays Bank PLC	06/20/15	800	5.00%	Dow Jones CDX EM13 Index	100,470	100,303	167
Barclays Bank PLC	06/20/15	500	5.00%	Dow Jones CDX EM13 Index	62,724	61,931	793
Citigroup, Inc.	06/20/12	15,022	0.36%	Dow Jones CDX HY-8 Index	(47,382)	—	(47,382)
Citigroup, Inc.	06/20/12	4,815	0.36%	Dow Jones CDX HY-8 Index	(14,648)	—	(14,648)
Citigroup, Inc.	06/20/12	4,044	0.40%	Dow Jones CDX HY-8 Index	(8,593)	—	(8,593)
Deutsche Bank AG	06/20/13	5,208	0.53%	Dow Jones CDX IG 10 5Y Index	68,370	—	68,370
Barclays Bank PLC	12/20/12	38,291	0.76%	Dow Jones CDX IG 9 5Y Index	661,691	—	661,691
Deutsche Bank AG	12/20/12	25,463	0.71%	Dow Jones CDX IG 9 5Y Index	402,693	—	402,693

					$1,696,836	$536,338	$1,160,498

		Notional			Implied Credit		Upfront	Unrealized
	Termination	Amount#			Spread at	Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	March 31, 2010(4)	Value	Paid (Received)	(Depreciation)(5)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Deutsche Bank AG	03/20/13	$4,200	0.85%	Berkshire Hathaway, 4.625%, due 10/15/13	0.692%	$20,925	$—	$20,925
UBS AG	03/20/15	3,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	0.993%	3,871	(61,810)	65,681
Barclays Bank PLC	03/20/11	1,400	1.00%	Citigroup, Inc., 6.50%, due 01/18/11	0.929%	3,262	(7,289)	10,551
UBS AG	03/20/11	5,600	1.00%	Citigroup, Inc., 6.50%, due 01/18/11	0.929%	13,044	(27,529)	40,573
Barclays Bank PLC	06/20/15	1,200	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.305%	(17,405)	(17,457)	52
Barclays Bank PLC	09/20/12	2,500	4.15%	Ford Motor Credit Corp., 7.00%, due 10/01/13	2.616%	85,095	—	85,095
Barclays Bank PLC	09/20/12	600	5.80%	Ford Motor Credit Corp., 7.00%, due 10/01/13	2.616%	43,719	—	43,719
Deutsche Bank AG	09/20/12	2,200	5.65%	Ford Motor Credit Corp., 7.00%, due 10/01/13	2.616%	152,536	—	152,536
UBS AG	09/20/12	3,100	6.20%	Ford Motor Credit Corp., 7.25%, due 10/25/11	2.616%	255,057	(1,602)	256,659
Citigroup, Inc.	03/20/15	4,400	0.25%	France (Gov't of), 4.25%, due 04/25/19	0.470%	(40,766)	(70,326)	29,560
Royal Bank of Scotland PLC	03/20/15	4,300	0.25%	France (Gov't of), 4.25%, due 04/25/19	0.470%	(39,840)	(71,521)	31,681
BNP Paribas	09/20/10	700	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.600%	512	(3,826)	4,338
Citigroup, Inc.	06/20/10	1,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.600%	10,567	(3,900)	14,467
Citigroup, Inc.	06/20/11	1,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.850%	51,016	(28,647)	79,663
Citigroup, Inc.	06/20/11	2,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.850%	102,031	(54,516)	156,547
Morgan Stanley Capital Services, Inc.	09/20/11	3,400	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.983%	(1,286)	(41,970)	40,684
Citigroup, Inc.	12/20/13	2,700	4.80%	General Electric Capital Corp., 5.875%, due 09/15/17	1.307%	331,935	—	331,935
Barclays Bank PLC	12/20/10	400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	0.750%	131	—	131
Barclays Bank PLC	06/20/10	1,800	0.77%	General Electric Capital Corp., 6.00%, due 06/15/12	0.600%	(243)	—	(243)
Barclays Bank PLC	09/20/10	2,100	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	0.600%	1,543	—	1,543
BNP Paribas	12/20/10	1,400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	0.750%	512	—	512
Citigroup, Inc.	12/20/10	500	1.12%	General Electric Capital Corp., 6.00%, due 06/15/12	0.750%	863	—	863
Deutsche Bank AG	09/20/11	800	1.50%	General Electric Capital Corp., 6.00%, due 06/15/12	0.983%	5,470	—	5,470
Deutsche Bank AG	12/20/10	600	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	0.750%	264	—	264
Deutsche Bank AG	09/20/10	2,100	1.07%	General Electric Capital Corp., 6.00%, due 06/15/12	0.600%	2,074	—	2,074
Barclays Bank PLC	09/20/12	2,500	3.65%	GMAC LLC, 6.875%, due 08/28/12	2.733%	45,324	—	45,324
Barclays Bank PLC	09/20/12	3,300	4.80%	GMAC LLC, 6.875%, due 08/28/12	2.733%	148,664	—	148,664
Citigroup, Inc.	09/20/12	2,500	3.72%	GMAC LLC, 6.875%, due 08/28/12	2.733%	49,420	—	49,420
Deutsche Bank AG	09/20/12	2,300	3.20%	GMAC LLC, 6.875%, due 08/28/12	2.733%	17,416	—	17,416
Deutsche Bank AG	09/20/12	1,600	4.00%	GMAC LLC, 6.875%, due 08/28/12	2.733%	42,116	—	42,116
Deutsche Bank AG	03/20/15	4,500	1.00%	Japan Gov't. Series 55, 2.00%, due 03/21/22	0.660%	84,887	50,928	33,959
Morgan Stanley Capital Services, Inc.	02/20/13	1,100	2.18%	JSC GAZPROM	1.755%	15,412	—	15,412
UBS AG	02/20/13	2,300	2.18%	JSC GAZPROM	1.755%	32,226	—	32,226
Deutsche Bank AG	03/20/13	10,000	2.07%	Metlife, Inc., 5.00%, due 06/15/15	1.534%	142,394	—	142,394
Credit Suisse International	02/20/17	1,500	1.20%	Republic of Panama, 8.875%, due 09/30/27	1.355%	(15,053)	—	(15,053)
JPMorgan Chase Bank	01/20/17	400	1.25%	Republic of Panama, 8.875%, due 09/30/27	1.351%	(2,231)	—	(2,231)
Deutsche Bank AG	12/20/14	2,700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.747%	34,735	24,050	10,685
Morgan Stanley Capital Services, Inc.	12/20/14	800	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.747%	10,292	5,599	4,693
Barclays Bank PLC	03/20/15	4,300	1.00%	United Mexican States, 7.50%, due 04/08/33	1.148%	(26,644)	(94,564)	67,920
Citigroup, Inc.	03/20/15	7,000	1.00%	United Mexican States, 7.50%, due 04/08/33	1.148%	(43,374)	(157,081)	113,707
Deutsche Bank AG	03/20/15	1,000	1.00%	United Mexican States, 7.50%, due 04/08/33	1.148%	(6,196)	(22,440)	16,244
JPMorgan Chase Bank	03/20/16	100	0.92%	United Mexican States, 7.50%, due 04/08/33	1.232%	(1,600)	—	(1,600)

						$1,512,675	$(583,901)	$2,096,576

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Interest rate swap agreements outstanding at March 31, 2010:

		Notional					Upfront	Unrealized
	Termination	Amount#				Fair	Premiums	Appreciation
Counterparty	Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Morgan Stanley Capital Services, Inc.(1)	12/16/10		$321,100	3.00%	3 month LIBOR	$5,892,975	$3,854,022	$2,038,953
Royal Bank of Scotland PLC(1)	12/16/10		383,900	3.00%	3 month LIBOR	6,758,090	1,362,056	5,396,034
Deutsche Bank AG(1)	06/15/11	AUD	106,200	4.50%	3 month Australian Bank Bill rate	(601,130)	(269,155)	(331,975)
UBS AG(1)	09/15/12	AUD	53,300	6.00%	6 month Australian Bank Bill rate	319,909	—	319,909
Barclays Bank PLC(1)	01/02/12	BRL	2,400	10.60%	Brazilian interbank lending rate	(3,043)	—	(3,043)
Barclays Bank PLC(1)	01/02/13	BRL	79,800	11.91%	Brazilian interbank lending rate	(18,581)	—	(18,581)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,200	14.77%	Brazilian interbank lending rate	57,970	4,859	53,111
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	10.61%	Brazilian interbank lending rate	(2,531)	—	(2,531)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	20,000	11.36%	Brazilian interbank lending rate	77,502	86,321	(8,819)
HSBC Bank USA, N.A.(1)	01/02/14	BRL	3,600	12.54%	Brazilian interbank lending rate	25,764	22,657	3,107
HSBC Bank USA, N.A.(1)	01/02/13	BRL	191,400	11.89%	Brazilian interbank lending rate	63,982	28,522	35,460
Merrill Lynch & Co.(1)	01/02/12	BRL	20,800	11.98%	Brazilian interbank lending rate	288,796	—	288,796
Merrill Lynch & Co.(1)	01/02/12	BRL	26,900	12.54%	Brazilian interbank lending rate	592,780	(84,260)	677,040
Merrill Lynch & Co.(1)	01/02/12	BRL	4,200	14.77%	Brazilian interbank lending rate	202,895	10,519	192,376
UBS AG(1)	01/02/12	BRL	24,000	10.58%	Brazilian interbank lending rate	(288,724)	(179,149)	(109,575)
UBS AG(1)	01/02/12	BRL	26,200	12.54%	Brazilian interbank lending rate	577,354	(6,449)	583,803
UBS AG(1)	01/02/12	BRL	31,700	11.42%	Brazilian interbank lending rate	(8,568)	—	(8,568)
UBS AG(1)	01/02/14	BRL	27,500	12.25%	Brazilian interbank lending rate	88,610	74,482	14,128
UBS AG(1)	01/02/13	BRL	12,000	12.07%	Brazilian interbank lending rate	28,669	29,055	(386)
Barclays Bank PLC(1)	06/16/15	EUR	336,100	3.00%	6 month EURIBOR	10,560,404	803,798	9,756,606
BNP Paribas(1)	03/18/12	EUR	7,100	4.50%	6 month EURIBOR	891,212	(79,389)	970,601
Citigroup, Inc.(1)	06/16/20	EUR	6,500	3.50%	6 month EURIBOR	103,734	17,578	86,156
Deutsche Bank AG(1)	06/16/15	EUR	213,900	3.00%	6 month EURIBOR	6,720,829	87,149	6,633,680
Morgan Stanley Capital Services, Inc.(1)	06/16/15	EUR	8,400	2.50%	6 month EURIBOR	(9,899)	(26,261)	16,362
Barclays Bank PLC(1)	10/15/10	EUR	5,300	2.10%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	231,952	470	231,482
BNP Paribas(1)	10/15/10	EUR	1,200	2.09%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	53,239	(7)	53,246
UBS AG(1)	10/15/10	EUR	1,200	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	65,382	—	65,382
HSBC Bank USA, N.A.(1)	01/28/15	MXN	273,700	7.33%	28 day Mexican interbank rate	223,036	116,662	106,374
		MXN
						$32,892,608	$5,853,480	$27,039,128

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4	$—	$—
Preferred Stocks	11,832,483	—	—
Asset-Backed Securities	—	104,368,306	9,103,529
Bank Loans	—	14,896,853	—
Commerical Mortgage-Backed Securities	—	83,221,494	—
Corporate Bonds	—	2,182,955,931	259,159
Foreign Government Bonds	—	108,777,901	—
Municipal Bonds	—	258,732,731	—
Residential Mortgage-Backed Securities	—	390,083,199	—
U.S. Government Mortgage-Backed Obligations	—	815,257,757	101,523,940
U.S. Government Agency Obligations	—	320,810,598	—
U.S. Treasury Obligations	—	1,074,617,223	—
Repurchase Agreements	—	2,798,900,000	—
Affiliated Money Market Mutual Fund	151,712,559	—	—
Written Options	—	(9,969,493)	—

Short Sales — U.S. Government Mortgage-Backed Obligation	—	(5,347,655)	—
Other Financial Instuments*
Futures	9,361,313	—	—
Forward Foreign Currency Contracts	—	2,911,300	—
Interest Rate Swaps	—	26,897,018	142,110
Credit Default Swaps	—	3,257,074	—

Total	$172,906,359	$8,170,370,237	$111,028,738

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed	Corporate	U.S. Government Mortgage-Backed	Interest Rate
	Security	Obligations	Obligation	Swaps
Balance as of 12/31/09	$—	$45,491,894	$—	$392,219
Accrued discounts/premiums	(27)	(15,763)	11,934	—
Realized gain (loss)	—	(7)	—	—	**
Change in unrealized appreciation (depreciation)***	138,090	77,265	(637,994)	(250,109)
Purchases	8,965,466	—	102,150,000	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(45,294,230)	—	—

Balance as of 3/31/10	$9,103,529	$259,159	$101,523,940	$142,110

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain incurred during the period for other financial instruments was $0.

***	Of which, $(672,748) was included in Net Assets relating to securities held at the reporting period end.

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.

Fair value of Level 3 Corporate Bond Obligations at 12/31/2009 was $45,491,894. $45,294,230 was transferred into Level 2 at 3/31/2010 as a result of the prices being obtained from an independent pricing service.

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%

AFFILIATED MUTUAL FUNDS

AST DeAM Large-Cap Value Portfolio	12,303,439	$100,765,168
AST Federated Aggressive Growth Portfolio	1,905,476	14,367,287
AST Goldman Sachs Concentrated Growth Portfolio*	4,129,423	104,391,811
AST Goldman Sachs Mid-Cap Growth Portfolio*	3,479,394	16,596,710
AST High Yield Portfolio	22,250,925	159,761,645
AST International Growth Portfolio	13,356,155	136,232,780
AST International Value Portfolio	9,395,845	136,427,663
AST Jennison Large-Cap Growth Portfolio	7,099,607	79,089,617
AST Jennison Large-Cap Value Portfolio	6,187,151	70,038,554
AST Large-Cap Value Portfolio	21,890,983	278,672,218
AST Marsico Capital Growth Portfolio	7,557,949	129,694,410
AST MFS Growth Portfolio	17,867,434	157,948,115
AST Mid-Cap Value Portfolio	1,337,247	13,880,624
AST Money Market Portfolio	152,050,999	152,050,999
AST Neuberger Berman Mid-Cap Growth Portfolio*	940,784	16,727,145
AST Parametric Emerging Markets Equity Portfolio	5,613,880	48,279,369
AST PIMCO Total Return Bond Portfolio	128,869,639	1,546,435,672
AST Small-Cap Growth Portfolio	833,083	13,395,969
AST Small-Cap Value Portfolio	2,293,661	27,042,260
AST T. Rowe Price Global Bond Portfolio	1,014,071	11,002,672
AST T. Rowe Price Large-Cap Growth Portfolio*	4,677,356	51,871,876
AST T. Rowe Price Natural Resources Portfolio	1,469,730	28,071,835
AST Western Asset Core Plus Bond Portfolio	64,851,128	659,535,973

TOTAL LONG-TERM INVESTMENTS(w) (cost $3,650,272,149)		3,952,280,372

SHORT-TERM INVESTMENTS — 1.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 1.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(w) (cost $54,800,567)	54,800,567	54,800,567

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS — 0.2%

U.S. Treasury Bills(k)(n)
0.10%	06/17/10	$1,000	999,690
0.101%	06/17/10	500	499,845
0.111%	06/17/10	4,600	4,598,574
0.157%	06/17/10	1,300	1,299,597

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,398,166)			7,397,706

TOTAL SHORT-TERM INVESTMENTS (cost $62,198,733)			62,198,273

TOTAL INVESTMENTS — 100.1% (cost $3,712,470,882)			4,014,478,645

Liabilities in excess of other assets(x) — (0.1)%			(2,850,136)

NET ASSETS — 100.0%			$4,011,628,509

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at March 31, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2010	Appreciation(1)
Long Positions:
772	10 Year U.S. Treasury Notes	Jun 10	$89,407,734	$89,745,000	$337,266
87	CAC 40 10 Euro	Apr 10	4,614,640	4,666,799	52,159
22	DAX Index	Jun 10	4,398,113	4,562,285	164,172
33	FTSE 100 Index	Jun 10	2,782,801	2,809,592	26,791
82	Russell 2000 Mini	Jun 10	5,511,630	5,552,220	40,590
191	S&P 500	Jun 10	54,485,137	55,638,300	1,153,163
49	Topix Index	Jun 10	4,819,285	5,123,275	303,990

					$2,078,131

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $337,266 and equity contracts risk exposure of $1,740,865 as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,007,080,939	$—	$—
U.S. Treasury Obligations	—	7,397,706	—
Other Financial Instuments*
Futures	2,078,131	—	—

Total	$4,009,159,070	$7,397,706	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 126.8%

COMMON STOCKS

Aerospace & Defense — 4.5%
Alliant Techsystems, Inc.*	17,400	$1,414,620
General Dynamics Corp.	24,100	1,860,520
Honeywell International, Inc.	2,700	122,229
ITT Corp.	20,100	1,077,561
L-3 Communications Holdings, Inc.	15,600	1,429,428
Lockheed Martin Corp.	20,600	1,714,332
Northrop Grumman Corp.	30,200	1,980,214
Raytheon Co.	34,220	1,954,646
United Technologies Corp.	18,000	1,324,980

		12,878,530

Agriculture — 0.4%
Archer-Daniels-Midland Co.	40,300	1,164,670

Airlines — 0.2%
Delta Air Lines, Inc.*	43,100	628,829
Hawaiian Holdings, Inc.*	10,300	75,911

		704,740

Apparel — 0.4%
Deckers Outdoor Corp.*	2,300	317,400
Jones Apparel Group, Inc.	2,500	47,550
Maidenform Brands, Inc.*	2,200	48,070
Oxford Industries, Inc.	4,800	97,584
VF Corp.	7,200	577,080

		1,087,684

Auto Parts & Equipment — 0.9%
ArvinMeritor, Inc.*	19,100	254,985
ATC Technology Corp.*	1,200	20,592
Johnson Controls, Inc.	33,000	1,088,670
TRW Automotive Holdings Corp.*	43,500	1,243,230

		2,607,477

Automobile Manufacturers — 0.9%
Force Protection, Inc.*	8,500	51,170
Ford Motor Co.*	69,400	872,358
Oshkosh Corp.*	43,100	1,738,654

		2,662,182

Automotive Parts — 0.1%
WABCO Holdings, Inc.*	10,300	308,176

Banks — 0.5%
Cardinal Financial Corp.	10,600	113,208
Community Bank System, Inc.	4,100	93,398
KeyCorp	24,200	187,550
MainSource Financial Group, Inc.	5,300	35,669
PNC Financial Services Group, Inc.	10,900	650,730
Trustco Bank Corp. NY	10,200	62,934
Zions Bancorp	12,400	270,568

		1,414,057

Beverages — 2.5%
Coca-Cola Co. (The)	39,300	2,161,500
Dr. Pepper Snapple Group, Inc.	44,900	1,579,133
Molson Coors Brewing Co. (Class B Stock)	3,300	138,798
PepsiCo, Inc.	47,900	3,169,064

		7,048,495

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc.*	11,300	614,381
Amgen, Inc.*	27,800	1,661,328
Biogen Idec, Inc.*	23,900	1,370,904
Cubist Pharmaceuticals, Inc.*	7,200	162,288
Gilead Sciences, Inc.*	52,700	2,396,796
Life Technologies Corp.*	7,900	412,933
Medicines Co. (The)*	8,300	65,072
Meridian Bioscience, Inc.	22,500	458,325

		7,142,027

Building & Construction — 0.4%
Thor Industries, Inc.	33,500	1,012,035

Building Materials — 0.4%
Interline Brands, Inc.*	4,700	89,958
Owens Corning*	46,900	1,193,136

		1,283,094

Building Products — 0.3%
Lennox International, Inc.	16,400	726,848

Chemicals — 2.3%
A. Schulman, Inc.	4,200	102,774
Ashland, Inc.	17,800	939,306
Celanese Corp. (Class A Stock)	45,100	1,436,435
E.I. du Pont de Nemours & Co.	1,800	67,032
Eastman Chemical Co.	2,300	146,464
Grace, (W.R.) & Co.*	7,000	194,320
Lubrizol Corp. (The)	15,100	1,384,972
NewMarket Corp.	4,300	442,857
Omnova Solutions, Inc.*	15,400	120,890
Praxair, Inc.	7,200	597,600
Solutia, Inc.*	20,000	322,200
Spartech Corp.*	10,000	117,000
Valspar Corp. (The)	26,800	790,064

		6,661,914

Coal — 0.1%
Peabody Energy Corp.	5,100	233,070

Commercial Banks — 2.5%
Bank of America Corp.	233,246	4,163,441
Bank of Hawaii Corp.	5,300	238,235
Bank of New York Mellon Corp. (The)	15,900	490,992
Capital One Financial Corp.	15,300	633,573
City Holding Co.	1,800	61,722
First Bancorp	3,400	45,968
First Community Bancshares, Inc.	6,300	77,931
FNB Corp.	12,000	97,320
Fulton Financial Corp.	70,000	713,300
International Bancshares Corp.	16,100	370,139
Marshall & Ilsley Corp.	4,100	33,005
Regions Financial Corp.	36,000	282,600

		7,208,226

Commercial Services — 3.6%
DeVry, Inc.	18,100	1,180,120
Dollar Thrifty Automotive Group, Inc.*	9,400	302,022
DynCorp International, Inc. (Class A Stock)*	24,000	276,000
Education Management Corp.*	32,000	700,800

ITT Educational Services, Inc.*	3,600	404,928
Lender Processing Services, Inc.	13,900	524,725
Lincoln Educational Services Corp.*	1,300	32,890
Medifast, Inc.*	37,000	929,810
Moody’s Corp.	5,800	172,550
PHH Corp.*	30,100	709,457
Robert Half International, Inc.	20,600	626,858
Service Corp. International	8,300	76,194
SFN Group, Inc.*	7,800	62,478
Towers Watson & Co. (Class A Stock)	9,200	437,000
Universal Technical Institute, Inc.*	10,900	248,738
Visa, Inc. (Class A Stock)	26,700	2,430,501
Western Union Co. (The)	72,700	1,232,992

		10,348,063

Commercial Services & Supplies — 0.6%
Deluxe Corp.	9,100	176,722
Nalco Holding Co.	61,200	1,488,996

		1,665,718

Communication Equipment — 0.4%
QUALCOMM, Inc.	27,700	1,163,123

Computer Services & Software — 2.8%
Allscripts-Misys Healthcare Solutions, Inc.*	60,600	1,185,336
Microsoft Corp.	236,400	6,919,428

		8,104,764

Computers & Peripherals — 6.0%
Apple, Inc.*	21,800	5,121,474
Dell, Inc.*	21,500	322,715
EMC Corp.*	42,000	757,680
Hewlett-Packard Co.	61,760	3,282,544
International Business Machines Corp.	31,500	4,039,875
Riverbed Technology, Inc.*	18,200	516,880
Seagate Technology (Cayman Islands)*	95,200	1,738,352
Western Digital Corp.*	40,400	1,575,196

		17,354,716

Conglomerates — 1.1%
General Electric Co.	172,870	3,146,234

Consumer Products & Services — 2.6%
American Greetings Corp. (Class A Stock)	18,200	379,288
Avery Dennison Corp.	10,000	364,100
Colgate-Palmolive Co.	13,900	1,185,114
Procter & Gamble Co. (The)	81,700	5,169,159
Scotts Miracle-Gro Co. (The) (Class A Stock)	10,300	477,405

		7,575,066

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	5,600	150,976
Pactiv Corp.*	42,200	1,062,596
Rock-Tenn Co. (Class A Stock)	1,700	77,469

		1,291,041

Distribution/Wholesale — 1.9%
Brightpoint, Inc.*	25,400	191,262
Core-Mark Holding Co., Inc.*	8,900	272,429
Fossil, Inc.*	7,200	271,728
Ingram Micro, Inc. (Class A Stock)*	61,800	1,084,590
LKQ Corp.*	41,100	834,330
Tech Data Corp.*	32,300	1,353,370
W.W. Grainger, Inc.	13,900	1,502,868

		5,510,577

Diversified Financial Services — 3.1%
Affiliated Managers Group, Inc.*	6,400	505,600
American Express Co.	26,300	1,085,138
Ameriprise Financial, Inc.	22,600	1,025,136
Cowen Group, Inc.*	5,600	31,696
Franklin Resources, Inc.	2,000	221,800
GFI Group, Inc.	53,500	309,230
Goldman Sachs Group, Inc. (The)	15,600	2,661,828
IntercontinentalExchange, Inc.*	4,300	482,374
Investment Technology Group, Inc.*	6,400	106,816
LaBranche & Co., Inc.*	5,800	30,508
Morgan Stanley	26,000	761,540
NASDAQ OMX Group, Inc. (The)*	20,900	441,408
Nelnet, Inc. (Class A Stock)	8,700	161,472
SLM Corp.*	27,100	339,292
SWS Group, Inc.	6,500	74,945
T. Rowe Price Group, Inc.	8,300	455,919
World Acceptance Corp.*	4,700	169,576

		8,864,278

Diversified Machinery — 0.1%
Flowserve Corp.	1,200	132,324

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	141,100	3,646,024
Verizon Communications, Inc.	111,300	3,452,526

		7,098,550

Electric — 1.2%
Allegheny Energy, Inc.	17,700	407,100
DPL, Inc.	46,300	1,258,897
Exelon Corp.	8,800	385,528
FirstEnergy Corp.	9,500	371,355
PG&E Corp.	1,200	50,904
Public Service Enterprise Group, Inc.	30,300	894,456

		3,368,240

Electric Utilities — 0.1%
American Electric Power Co., Inc.	11,300	386,234

Electronic Components — 0.4%
Emerson Electric Co.	9,100	458,094
Hubbell, Inc. (Class B Stock)	15,500	781,665

		1,239,759

Electronic Components & Equipment
Powell Industries, Inc.*	3,900	126,867

Electronics — 2.7%
Arrow Electronics, Inc.*	10,700	322,391
Avnet, Inc.*	31,600	948,000
AVX Corp.	10,400	147,680
Constellation Energy Group, Inc.	29,400	1,032,234
Gentex Corp.	30,300	588,426

Jabil Circuit, Inc.	104,700	1,695,093
Mettler-Toledo International, Inc.*	10,700	1,168,440
National Instruments Corp.	15,800	526,930
Taser International, Inc.*	45,600	267,216
Thomas & Betts Corp.*	9,100	357,084
Vishay Intertechnology, Inc.*	38,000	388,740
Waters Corp.*	6,400	432,256

		7,874,490

Engineering/Construction — 0.5%
KBR, Inc.	5,000	110,800
McDermott International, Inc. (Panama)*	40,000	1,076,800
Shaw Group, Inc.*	5,000	172,100
URS Corp.*	2,300	114,103

		1,473,803

Entertainment
Madison Square Garden, Inc.*	1,850	40,201

Environmental Control — 0.7%
Calgon Carbon Corp.*	20,000	342,400
Republic Services, Inc.	23,900	693,578
Stericycle, Inc.*	16,000	872,000

		1,907,978

Farming & Agriculture — 0.2%
Bunge Ltd. (Bermuda)	11,200	690,256

Financial — Bank & Trust — 1.4%
U.S. Bancorp	36,760	951,349
Wells Fargo & Co.	96,201	2,993,775

		3,945,124

Financial — Brokerage
Compass Diversified Holdings	6,900	105,294

Financial Services — 2.7%
BlackRock, Inc.	3,600	783,936
Citigroup, Inc.*	459,100	1,859,355
JPMorgan Chase & Co.	95,576	4,277,026
NYSE Euronext, Inc.	27,800	823,158

		7,743,475

Food & Staples Retailing — 1.7%
Kroger Co. (The)	17,000	368,220
SUPERVALU, Inc.	16,900	281,892
Wal-Mart Stores, Inc.	64,700	3,597,320
Whole Foods Market, Inc.*	15,400	556,710

		4,804,142

Food Products — 1.4%
ConAgra Foods, Inc.	18,900	473,823
Dean Foods Co.*	33,400	524,046
Del Monte Foods Co.	61,300	894,980
General Mills, Inc.	16,100	1,139,719
Kraft Foods, Inc. (Class A Stock)	29,600	895,104

		3,927,672

Foods — 0.4%
Dole Food Co., Inc.*	19,500	231,075
Kellogg Co.	8,600	459,498
Sanderson Farms, Inc.	6,100	327,021

		1,017,594

Forest & Paper Products
Boise, Inc.*	9,100	55,783

Gas
Southern Union Co.	2,100	53,277

Gas Utilities — 0.4%
Energen Corp.	10,500	488,565
ONEOK, Inc.	5,900	269,335
UGI Corp.	18,200	483,028

		1,240,928

Healthcare Equipment & Services — 0.1%
Universal Health Services, Inc. (Class B Stock)	6,600	231,594

Healthcare Equipment & Supplies — 0.9%
C.R. Bard, Inc.	800	69,296
Cantel Medical Corp.	4,700	93,295
Haemonetics Corp.*	600	34,290
Intuitive Surgical, Inc.*	5,800	2,019,154
Kinetic Concepts, Inc.*	2,600	124,306
Quidel Corp.*	20,400	296,616
STERIS Corp.	2,000	67,320

		2,704,277

Healthcare Products — 1.7%
Affymetrix, Inc.*	10,800	79,272
Baxter International, Inc.	7,900	459,780
Becton, Dickinson and Co.	15,700	1,236,061
Bruker Corp.*	46,100	675,365
Cooper Cos., Inc. (The)	11,000	427,680
Hospira, Inc.*	9,300	526,845
IDEXX Laboratories, Inc.*	23,900	1,375,445

		4,780,448

Healthcare Providers & Services — 1.0%
Bio-Reference Labs, Inc.*	1,400	61,558
Quest Diagnostics, Inc.	16,200	944,298
WellPoint, Inc.*	31,000	1,995,780

		3,001,636

Healthcare Services — 1.3%
Coventry Health Care, Inc.*	22,900	566,088
Hill-Rom Holdings, Inc.	5,600	152,376
IPC The Hospitalist Co., Inc.*	1,800	63,198
Laboratory Corp. of America Holdings*	3,700	280,127
Lincare Holdings, Inc.*	32,100	1,440,648
UnitedHealth Group, Inc.	39,300	1,283,931

		3,786,368

Home Builders
Ryland Group, Inc.	1,900	42,636

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc.	13,200	254,496
International Speedway Corp. (Class A Stock)	13,400	345,318
McDonald’s Corp.	39,300	2,622,096
Ruby Tuesday, Inc.*	6,700	70,819

		3,292,729

Household Durables — 0.9%
Blyth, Inc.	4,000	125,000
Leggett & Platt, Inc.	40,600	878,584
Newell Rubbermaid, Inc.	26,500	402,800
Tempur-Pedic International, Inc.*	43,200	1,302,912

		2,709,296

Household Products — 0.4%
Church & Dwight Co., Inc.	900	60,255
Ennis, Inc.	4,400	71,588
Jarden Corp.	7,600	253,004
Tupperware Brands Corp.	16,400	790,808

		1,175,655

Independent Power Producers & Energy Traders — 0.1%
Mirant Corp.*	34,800	377,928

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	9,700	369,570

Insurance — 2.8%
Aflac, Inc.	19,390	1,052,683
Allied World Assurance Co. Holdings Ltd.	9,700	435,045
American Financial Group, Inc.	15,400	438,130
Aspen Insurance Holdings Ltd. (Bermuda)	16,100	464,324
Assurant, Inc.	15,900	546,642
Chubb Corp.	13,100	679,235
Endurance Specialty Holdings Ltd. (Bermuda)	21,100	783,865
Everest Re Group Ltd. (Bermuda)	1,800	145,674
Flagstone Reinsurance Holdings Ltd. (Bermuda)	6,900	79,074
Hartford Financial Services Group, Inc.	18,400	522,928
Lincoln National Corp.	17,900	549,530
Max Capital Group Ltd. (Bermuda)	5,300	121,847
Phoenix Cos., Inc. (The)*	14,100	34,122
Protective Life Corp.	3,000	65,970
Reinsurance Group of America, Inc.	5,900	309,868
RenaissanceRe Holdings Ltd.	3,600	204,336
Stewart Information Services Corp.	6,700	92,460
Travelers Cos., Inc. (The)	20,400	1,100,376
XL Capital Ltd. (Class A Stock) (Bermuda)	25,000	472,500

		8,098,609

Internet — 1.3%
Amazon.com, Inc.*	2,600	352,898
EarthLink, Inc.	12,500	106,750
McAfee, Inc.*	38,800	1,557,044
Stamps.com, Inc.*	5,000	50,500
Symantec Corp.*	99,400	1,681,848

		3,749,040

Internet Services — 2.3%
F5 Networks, Inc.*	22,600	1,390,126
Google, Inc. (Class A Stock)*	6,500	3,685,565
IAC/InterActiveCorp*	68,500	1,557,690
Keynote Systems, Inc.	7,800	88,842

		6,722,223

Investment Company
PennantPark Investment Corp.	6,100	63,196

IT Services — 0.6%
DST Systems, Inc.	15,900	659,055
Hewitt Associates, Inc. (Class A Stock)*	9,900	393,822
MasterCard, Inc. (Class A Stock)	3,100	787,400

		1,840,277

Life Science Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.*	38,800	1,995,872

Machinery — 0.8%
Dover Corp.	27,400	1,280,950
Lincoln Electric Holdings, Inc.	2,100	114,093
Manitowoc Co., Inc. (The)	4,700	61,100
Toro Co. (The)	16,900	830,973

		2,287,116

Machinery & Equipment — 1.3%
A.O. Smith Corp.	3,300	173,481
IDEX Corp.	2,400	79,440
Kennametal, Inc.	34,500	970,140
NACCO Industries, Inc. (Class A Stock)	800	59,320
Rockwell Automation, Inc.	28,600	1,611,896
Tennant Co.	10,500	287,595
Zebra Technologies Corp. (Class A Stock)*	15,000	444,000

		3,625,872

Media — 3.0%
Cablevision Systems Corp. (Class A Stock)	7,400	178,636
CBS Corp. (Class B Stock)	11,150	155,431
Comcast Corp. (Class A Stock)	153,700	2,892,634
DIRECTV (Class A Stock)*	28,200	953,442
EchoStar Corp. (Class A Stock)*	26,700	541,476
Gannett Co., Inc.	49,200	812,784
McGraw-Hill Cos., Inc. (The)	11,100	395,715
News Corp. (Class A Stock)	7,400	106,634
Scholastic Corp.	2,800	78,400
Time Warner, Inc.	27,000	844,290
Viacom, Inc. (Class B Stock)*	34,500	1,186,110
Walt Disney Co. (The)	12,600	439,866

		8,585,418

Medical Supplies & Equipment — 0.7%
Forest Laboratories, Inc.*	22,800	715,008
Medtronic, Inc.	30,900	1,391,427

		2,106,435

Metal Fabricate — 0.1%
Timken Co.	11,800	354,118

Metals & Mining — 2.0%
Freeport-McMoRan Copper & Gold, Inc.	25,700	2,146,978
Joy Global, Inc.	18,300	1,035,780
Newmont Mining Corp.	24,000	1,222,320
Walter Energy, Inc.	14,800	1,365,596

		5,770,674

Mining — 0.9%
Alcoa, Inc.	84,600	1,204,704
Southern Copper Corp.	45,400	1,437,818

		2,642,522

Miscellaneous Manufacturers — 1.4%
3M Co.	19,000	1,587,830
Crane Co.	22,100	784,550
Eaton Corp.	2,100	159,117
Parker Hannifin Corp.	20,200	1,307,748

Standex International Corp.	1,600	41,232

		3,880,477

Multi-Line Retail — 0.3%
Dollar Tree, Inc.*	14,400	852,768

Multi-Utilities — 0.3%
Ameren Corp.	11,300	294,704
TECO Energy, Inc.	37,500	595,875

		890,579

Office Electronics — 0.2%
Xerox Corp.	69,900	681,525

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc.	4,400	178,552

Oil, Gas & Consumable Fuels — 11.8%
Apache Corp.	15,400	1,563,100
Cal Dive International, Inc.*	55,800	409,014
Chesapeake Energy Corp.	43,900	1,037,796
Chevron Corp.	66,046	5,008,268
Cimarex Energy Co.	17,000	1,009,460
ConocoPhillips	57,200	2,926,924
Continental Resources, Inc.*	9,800	416,990
Devon Energy Corp.	14,600	940,678
El Paso Corp.	48,700	527,908
Exxon Mobil Corp.	125,000	8,372,500
FMC Technologies, Inc.*	26,900	1,738,547
Harvest Natural Resources, Inc.*	6,500	48,945
Helix Energy Solutions Group, Inc.*	61,600	802,648
Helmerich & Payne, Inc.	14,400	548,352
Hess Corp.	900	56,295
Marathon Oil Corp.	38,200	1,208,648
Murphy Oil Corp.	28,300	1,590,177
Occidental Petroleum Corp.	14,900	1,259,646
Quicksilver Resources, Inc.*	5,000	70,350
Schlumberger Ltd. (Netherlands)	6,500	412,490
Sempra Energy	10,300	513,970
Southwestern Energy Co.*	31,100	1,266,392
Stone Energy Corp.*	37,600	667,400
Unit Corp.*	21,200	896,336
Williams Cos., Inc. (The)	16,900	390,390
World Fuel Services Corp.	5,500	146,520

		33,829,744

Pharmaceuticals — 6.8%
Abbott Laboratories	24,100	1,269,588
Allergan, Inc.	17,900	1,169,228
Bristol-Myers Squibb Co.	86,800	2,317,560
CareFusion Corp.*	3,400	89,862
Cephalon, Inc.*	11,600	786,248
Eli Lilly & Co.	42,400	1,535,728
Endo Pharmaceuticals Holdings, Inc.*	10,300	244,007
Johnson & Johnson	57,100	3,722,920
Medco Health Solutions, Inc.*	21,200	1,368,672
Merck & Co., Inc.	48,000	1,792,800
Par Pharmaceutical Cos., Inc.*	26,600	659,680
Perrigo Co.	13,600	798,592
Pfizer, Inc.	153,505	2,632,611
Valeant Pharmaceuticals International*	30,700	1,317,337

		19,704,833

Pipelines — 0.4%
Spectra Energy Corp.	46,900	1,056,657

Printing & Publishing — 0.3%
RR Donnelley & Sons Co.	25,300	540,155
Washington Post Co. (The) (Class B Stock)	900	399,762

		939,917

Real Estate — 0.4%
Chimera Investment Corp.	250,200	973,278
Forest City Enterprises, Inc. (Class A Stock)*	11,900	171,479

		1,144,757

Real Estate Investment Trusts — 1.5%
Annaly Capital Management, Inc.	93,200	1,601,176
Brandywine Realty Trust	52,800	644,688
CBL & Associates Properties, Inc.	27,900	382,230
Colonial Properties Trust	15,000	193,200
Hospitality Properties Trust	27,300	653,835
Invesco Mortgage Capital, Inc.	1,400	32,200
Mack-Cali Realty Corp.	2,500	88,125
MFA Financial, Inc.	87,800	646,208
Resource Capital Corp.	11,400	77,064

		4,318,726

Retail — 2.7%
99 Cents Only Stores*	4,800	78,240
Advance Auto Parts, Inc.	2,700	113,184
AnnTaylor Stores Corp.*	8,400	173,880
AutoNation, Inc.*	21,100	381,488
BJ’s Restaurants, Inc.*	1,600	37,280
Bob Evans Farms, Inc.	4,000	123,640
Cheesecake Factory, Inc. (The)*	4,700	127,182
Chico’s FAS, Inc.	65,200	940,184
Chipotle Mexican Grill, Inc.*	7,100	799,957
Costco Wholesale Corp.	2,600	155,246
Family Dollar Stores, Inc.	24,900	911,589
Kohl’s Corp.*	7,300	399,894
Lithia Motors, Inc. (Class A Stock)*	4,100	26,240
Macy’s, Inc.	8,000	174,160
Panera Bread Co. (Class A Stock)*	6,700	512,483
Phillips-Van Heusen Corp.	11,600	665,376
Sally Beauty Holdings, Inc.*	22,200	198,024
Starbucks Corp.*	14,700	356,769
Texas Roadhouse, Inc.*	46,800	650,052
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,700	106,314
Urban Outfitters, Inc.*	21,300	810,039

		7,741,221

Retail & Merchandising — 3.1%
Coach, Inc.	47,600	1,881,152
Home Depot, Inc. (The)	33,220	1,074,667
Ross Stores, Inc.	34,900	1,866,103
Target Corp.	41,100	2,161,860
TJX Cos., Inc.	27,700	1,177,804
Williams-Sonoma, Inc.	24,600	646,734

		8,808,320

Retail Apparel — 0.4%
Gap, Inc. (The)	53,200	1,229,452

Savings & Loan — 0.3%
Hudson City Bancorp, Inc.	58,700	831,192
OceanFirst Financial Corp.	3,300	37,488
Provident Financial Services, Inc.	5,900	70,210

		938,890

School — 0.2%
Career Education Corp.*	19,500	616,980

Semiconductors — 4.6%
Applied Micro Circuits Corp.*	11,600	100,108
Broadcom Corp. (Class A Stock)	27,100	899,178
Brooks Automation, Inc.*	3,500	30,870
Cirrus Logic, Inc.*	32,800	275,192
Fairchild Semiconductor International, Inc.*	21,400	227,910
Integrated Device Technology, Inc.*	10,000	61,300
Intel Corp.	189,380	4,215,599
Intersil Corp. (Class A Stock)	46,700	689,292
LSI Corp.*	20,400	124,848
Marvell Technology Group Ltd. (Bermuda)*	93,100	1,897,378
Micron Technology, Inc.*	80,400	835,356
National Semiconductor Corp.	19,700	284,665
PMC — Sierra, Inc.*	67,000	597,640
Silicon Laboratories, Inc.*	9,500	452,865
Teradyne, Inc.*	25,200	281,484
Texas Instruments, Inc.	83,400	2,040,798
Zoran Corp.*	18,700	201,212

		13,215,695

Semiconductors & Semiconductor Equipment — 0.3%
Altera Corp.	7,200	175,032
Cypress Semiconductor Corp.*	24,800	285,200
Linear Technology Corp.	14,000	395,920

		856,152

Software — 2.0%
ACI Worldwide, Inc.*	2,800	57,708
BMC Software, Inc.*	11,700	444,600
Broadridge Financial Solutions, Inc.	30,900	660,642
CA, Inc.	31,900	748,693
Fiserv, Inc.*	18,600	944,136
infoGROUP, Inc.*	10,500	81,900
Interactive Intelligence, Inc.*	3,900	72,891
Intuit, Inc.*	34,600	1,188,164
Oracle Corp.	32,200	827,218
Pegasystems, Inc.	17,200	636,400

		5,662,352

Specialty Retail — 0.5%
Best Buy Co., Inc.	23,100	982,674
Jos. A. Bank Clothiers, Inc.*	3,600	196,740
Monro Muffler Brake, Inc.	4,100	146,616

		1,326,030

Telecommunications — 2.5%
Aruba Networks, Inc.*	14,900	203,534
Cisco Systems, Inc.*	140,800	3,665,024
Corning, Inc.	53,400	1,079,214
Harris Corp.	8,400	398,916
Juniper Networks, Inc.*	23,600	724,048
Loral Space & Communications, Inc.*	4,700	165,064
Novatel Wireless, Inc.*	35,500	238,915
NTELOS Holdings Corp.	4,900	87,171
Oplink Communications, Inc.*	6,300	116,802
Plantronics, Inc.	8,600	269,008
Telephone & Data Systems, Inc.	6,700	226,795
United States Cellular Corp.*	2,900	120,002

		7,294,493

Thrifts & Mortgage Finance — 0.1%
Webster Financial Corp.	18,400	321,816

Tobacco — 1.1%
Altria Group, Inc.	6,050	124,146
Lorillard, Inc.	1,500	112,860
Philip Morris International, Inc.	27,450	1,431,792
Reynolds American, Inc.	26,800	1,446,664

		3,115,462

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	15,000	837,750
CSX Corp.	18,200	926,380
FedEx Corp.	5,800	541,720
Ryder System, Inc.	25,000	969,000
Union Pacific Corp.	9,800	718,340
United Parcel Service, Inc. (Class B Stock)	20,300	1,307,523

		5,300,713

Utilities — 1.0%
American Water Works Co., Inc.	40,900	889,984
CMS Energy Corp.	11,100	171,606
Dominion Resources, Inc.	7,300	300,103
DTE Energy Co.	3,500	156,100
Edison International	22,400	765,408
Illinois Tool Works, Inc.	10,900	516,224

		2,799,425

Utilities — Electrical Utilities — 0.5%
FPL Group, Inc.	26,900	1,300,077

Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp.*	18,500	70,300
USA Mobility, Inc.*	31,100	394,037

		464,337

TOTAL LONG-TERM INVESTMENTS (cost $322,950,232)		365,182,255

SHORT-TERM INVESTMENTS — 0.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(w) (cost $1,113,455)	1,113,455	1,113,455

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bill
(cost $1,099,635)	0.01%	06/17/10	$1,100	1,099,659

TOTAL SHORT-TERM INVESTMENTS (cost $2,213,090)				2,213,114

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 127.6% (cost $325,163,322)	367,395,369

	Shares
SECURITIES SOLD SHORT — (29.2)%

Advertising — (0.2)%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	57,900	(614,319)

Aerospace & Defense — (1.4)%
BE Aerospace, Inc.*	53,000	(1,613,850)
Goodrich Corp.	1,900	(133,988)
Precision Castparts Corp.	8,700	(1,102,377)
TransDigm Group, Inc.	20,800	(1,103,232)

		(3,953,447)

Apparel — (0.1)%
Hanesbrands, Inc.*	9,300	(258,726)

Auto Parts & Equipment — (0.6)%
Federal Mogul Corp.*	4,200	(77,112)
Goodyear Tire & Rubber Co.*	16,700	(211,088)
O’Reilly Automotive, Inc.*	32,500	(1,355,575)

		(1,643,775)

Automobile Manufacturers — (0.1)%
Navistar International Corp.*	3,900	(174,447)

Beverages
Central European Distribution Corp.*	2,900	(101,529)

Biotechnology — (1.6)%
Celgene Corp.*	3,600	(223,056)
Dendreon Corp.*	27,100	(988,337)
Genzyme Corp.*	17,600	(912,208)
Illumina, Inc.*	41,900	(1,629,910)
Vertex Pharmaceuticals, Inc.*	18,000	(735,660)

		(4,489,171)

Building Materials — (0.4)%
USG Corp.*	65,200	(1,118,832)

Business Services — (0.2)%
Navigant Consulting, Inc.*	39,600	(480,348)

Capital Markets — (0.2)%
Lazard Ltd. (Class A Stock)	19,800	(706,860)

Chemicals — (1.0)%
Intrepid Potash, Inc.*	50,000	(1,516,500)
Monsanto Co.	4,100	(292,822)
Sensient Technologies Corp.	33,200	(964,792)

		(2,774,114)

Coal — (0.1)%
Alpha Natural Resources, Inc.*	2,800	(139,692)
Arch Coal, Inc.	5,900	(134,815)

		(274,507)

Commercial Services — (1.2)%
Alliance Data Systems Corp.*	22,500	(1,439,775)
Interactive Data Corp.	7,300	(233,600)
Monster Worldwide, Inc.*	34,400	(571,384)
Pharmaceutical Product Development, Inc.	37,100	(881,125)
Quanta Services, Inc.*	22,200	(425,352)

		(3,551,236)

Computer Software — (0.1)%
Fidelity National Information Services, Inc.	13,200	(309,408)

Computers — (0.9)%
Cognizant Technology Solutions Corp. (Class A Stock)*	25,600	(1,305,088)
Jack Henry & Associates, Inc.	3,000	(72,180)
SRA International, Inc. (Class A Stock)*	52,100	(1,083,159)

		(2,460,427)

Computers & Peripherals — (0.5)%
NCR Corp.*	100,300	(1,384,140)

Diversified — (0.3)%
Matthews International Corp. (Class A Stock)	21,300	(756,150)

Diversified Financial Services — (0.2)%
TD Ameritrade Holding Corp.*	32,300	(615,638)

Electric — (0.6)%
Calpine Corp.*	9,600	(114,144)
Hawaiian Electric Industries, Inc.	27,100	(608,395)
ITC Holdings Corp.	7,300	(401,500)
Ormat Technologies, Inc.	21,500	(605,010)

		(1,729,049)

Electric Utilities — (0.1)%
MDU Resources Group, Inc.	9,300	(200,694)

Electronic Components & Equipment — (0.5)%
FLIR Systems, Inc.*	48,700	(1,373,340)

Electronics — (0.5)%
Amphenol Corp. (Class A Stock)	6,100	(257,359)
Trimble Navigation Ltd.*	39,100	(1,122,952)

		(1,380,311)

Energy — Alternate Sources — (0.3)%
Covanta Holding Corp.*	52,400	(872,984)

Engineering/Construction — (0.4)%
Aecom Technology Corp.*	45,200	(1,282,324)

Entertainment — (0.3)%
Scientific Games Corp. (Class A Stock)*	70,500	(992,640)

Environmental Services — (0.2)%
Mine Safety Appliances Co.	17,600	(492,096)

Finance — Leasing
GATX Corp.	2,000	(57,300)

Financial Services — (0.2)%
Greenhill & Co., Inc.	6,400	(525,376)

Gas Distribution — (0.1)%
Vectren Corp.	15,200	(375,744)

Healthcare — Services — (0.2)%
Brookdale Senior Living, Inc.*	24,300	(506,169)

Healthcare Products — (0.7)%
Edwards Lifesciences Corp.*	13,500	(1,334,880)

Gen-Probe, Inc.*	12,600	(630,000)

		(1,964,880)

Healthcare Products & Services — (0.1)%
WellCare Health Plans, Inc.*	9,800	(291,844)

Healthcare Providers & Services — (0.3)%
Patterson Cos., Inc.	29,900	(928,395)

Home Builders — (1.6)%
KB Home	49,500	(829,125)
Lennar Corp. (Class A Stock)	105,200	(1,810,492)
MDC Holdings, Inc.	2,300	(79,603)
Pulte Group, Inc.*	116,400	(1,309,500)
Toll Brothers, Inc.*	30,600	(636,480)

		(4,665,200)

Hotel/Resort & Entertainment Property — (0.1)%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	15,700	(222,626)

Hotels & Motels
Starwood Hotels & Resorts Worldwide, Inc.	2,800	(130,592)

Insurance — (0.3)%
Arthur J. Gallagher & Co.	15,400	(378,070)
Fidelity National Financial, Inc. (Class A Stock)	15,300	(226,746)
Markel Corp.*	700	(262,262)

		(867,078)

Iron/Steel — (0.4)%
Allegheny Technologies, Inc.	9,900	(534,501)
United States Steel Corp.	10,700	(679,664)

		(1,214,165)

Leisure Time — (0.3)%
WMS Industries, Inc.*	17,900	(750,726)

Lodging — (0.4)%
MGM Mirage*	92,300	(1,107,600)

Machinery — (0.5)%
AGCO Corp.*	27,900	(1,000,773)
PACCAR, Inc.	7,900	(342,386)

		(1,343,159)

Machinery — Construction & Mining — (0.2)%
Bucyrus International, Inc.	2,500	(164,975)
Caterpillar, Inc.	6,900	(433,665)

		(598,640)

Media — (0.3)%
Liberty Global, Inc. (Class A Stock)*	22,900	(667,764)
New York Times Co. (The) (Class A Stock)*	28,200	(313,866)

		(981,630)

Metal Fabricate/Hardware
Commercial Metals Co.	6,300	(94,878)

Metals & Mining — (0.1)%
Carpenter Technology Corp.	9,900	(362,340)

Mining
Titanium Metals Corp.*	6,000	(99,540)

Miscellaneous Manufacturers — (0.7)%
Brink’s Co. (The)	8,800	(248,424)
Textron, Inc.	84,600	(1,796,058)

		(2,044,482)

Oil & Gas — (0.2)%
Mariner Energy, Inc.*	42,700	(639,219)

Oil & Gas Equipment & Services — (0.2)%
TETRA Technologies, Inc.*	40,900	(499,798)

Oil & Gas Services — (0.1)%
Superior Energy Services, Inc.*	10,700	(224,914)

Oil, Gas & Consumable Fuels — (2.1)%
Comstock Resources, Inc.*	9,300	(295,740)
EOG Resources, Inc.	5,800	(539,052)
EQT Corp.	3,100	(127,100)
EXCO Resources, Inc.	59,500	(1,093,610)
Exterran Holdings, Inc.*	45,700	(1,104,569)
Holly Corp.	34,400	(960,104)
Nicor, Inc.	22,600	(947,392)
Petrohawk Energy Corp.*	52,800	(1,070,784)

		(6,138,351)

Pharmaceuticals — (1.1)%
BioMarin Pharmaceutical, Inc.*	63,300	(1,479,321)
King Pharmaceuticals, Inc.*	27,500	(323,400)
Mead Johnson Nutrition Co.	22,800	(1,186,284)
VCA Antech, Inc.*	7,300	(204,619)

		(3,193,624)

Real Estate Investment Trust — (0.1)%
Federal Realty Investment Trust	3,100	(225,711)

Retail — (0.1)%
JC Penney Co., Inc.	3,500	(112,595)
Staples, Inc.	7,000	(163,730)

		(276,325)

Retail & Merchandising — (0.7)%
American Eagle Outfitters, Inc.	35,300	(653,756)
Brown & Brown, Inc.	14,900	(267,008)
Tiffany & Co.	24,400	(1,158,756)

		(2,079,520)

Semiconductors — (1.1)%
Cree, Inc.*	4,000	(280,880)
MEMC Electronic Materials, Inc.*	101,800	(1,560,594)
Rambus, Inc.*	64,500	(1,409,325)

		(3,250,799)

Semiconductors & Semiconductor Equipment — (0.7)%
International Rectifier Corp.*	15,400	(352,660)
Itron, Inc.*	11,200	(812,784)
KLA-Tencor Corp.	24,900	(769,908)

		(1,935,352)

Software — (1.8)%
Activision Blizzard, Inc.	101,000	(1,218,060)
Cerner Corp.*	3,600	(306,216)
Compuware Corp.*	159,300	(1,338,120)
Red Hat, Inc.*	40,900	(1,197,143)
salesforce.com, Inc.*	16,600	(1,235,870)

		(5,295,409)

Telecommunications — (1.6)%
Ciena Corp.*	87,200	(1,328,928)
Leap Wireless International, Inc.*	5,100	(83,436)

Motorola, Inc.*	25,000	(175,500)
NII Holdings, Inc.*	14,400	(599,904)
Polycom, Inc.*	48,000	(1,467,840)
SBA Communications Corp. (Class A Stock)*	26,800	(966,676)

		(4,622,284)

Textiles, Apparel & Luxury Goods — (0.1)%
Timberland Co. (Class A Stock)*	8,600	(183,524)

Transportation — (0.8)%
Alexander & Baldwin, Inc.	8,500	(280,925)
Con-Way, Inc.	25,600	(899,072)
UTi Worldwide, Inc. (British Virgin Islands)	52,800	(808,896)
Werner Enterprises, Inc.	18,500	(428,645)

		(2,417,538)

TOTAL SECURITIES SOLD SHORT (proceeds received $73,622,210)		(84,105,244)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 98.4% (cost $251,541,112)		283,290,125

Other assets in excess of other liabilities(x) — 1.6%		4,730,770

NET ASSETS — 100.0%		$288,020,895

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Security segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at March 31, 2010:

			Value at	Value at
Number of		Expiration	Trade	March	Unrealized
Contracts	Type	Date	Date	31, 2010	Appreciation(1)
Long Positions:
18	Mid 400 E-Mini	Jun 10	$1,420,600	$1,432,440	$11,840
95	S&P 500 Mini	Jun 10	5,539,112	5,575,075	35,963

					$47,803

(1)	The amount represents fair value of derivative subject to equity contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$365,182,255	$—	$—
U.S. Treasury Obligation	—	1,099,659	—
Affiliated Money Market Mutual Fund	1,113,455	—	—
Securities Sold Short — Common Stocks	(84,105,244)	—	—

Other Financial Instuments*
Futures	47,803	—	—

Total	$282,238,269	$1,099,659	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.2%

COMMON STOCKS — 64.9%

Australia — 1.7%
Abacus Property Group, REIT	606,381	$222,578
Astro Japan Property Trust, REIT	260,110	87,122
ASX Ltd.	33,140	1,032,147
Ausdrill Ltd.	139,366	269,846
Australia & New Zealand Banking Group Ltd.	35,179	818,672
BHP Billiton Ltd.	60,338	2,413,542
Campbell Brothers Ltd.	1,640	44,471
Centro Retail Group, REIT	563,062	93,005
CFS Retail Property Trust, REIT	24,442	42,055
Charter Hall Retail, REIT	250,009	128,476
Coal & Allied Industries Ltd.	10,817	892,963
Cochlear Ltd.	7,491	500,711
Commonwealth Property Office Fund, REIT	456,208	378,869
Computershare Ltd.	33,323	382,847
CSL Ltd.	53,087	1,774,698
Energy Resources of Australia Ltd.	38,488	667,520
Growthpoint Properties Australia, REIT	5,430	9,218
Iinet Ltd.	8,187	20,285
JB Hi-Fi Ltd.	33,474	623,564
Leighton Holdings Ltd.	35,864	1,283,513
Macquarie Group Ltd.	34,121	1,479,451
Metcash Ltd.	289,618	1,100,279
Mincor Resources NL	155,396	286,624
Monadelphous Group Ltd.	23,963	336,442
National Australia Bank Ltd.	9,039	228,268
Navitas Ltd.	78,643	368,050
New Hope Corp. Ltd.	117,861	559,162
Newcrest Mining Ltd.	1,566	47,164
Nomad Building Solutions Ltd.	18,766	4,047
Origin Energy Ltd.	17,279	262,418
Panoramic Resources Ltd.	114,298	251,725
QBE Insurance Group Ltd.	80,240	1,533,760
Service Stream Ltd.*	25,814	6,396
Sonic Healthcare Ltd.	33,013	435,330
Suncorp-Metway Ltd.	50,107	392,675
Telstra Corp. Ltd.	658,192	1,805,930
Tower Australia Group Ltd.	80,722	196,297
UGL Ltd.	18,954	261,767
Washington H Soul Pattinson & Co. Ltd.	49,654	651,579
Watpac Ltd.	1,077	1,423
Wesfarmers Ltd.	7,070	206,766
Woolworths Ltd.	87,310	2,243,361
WorleyParsons Ltd.	40,968	956,775

		25,301,791

Austria — 0.1%
Mayr Melnhof Karton AG	1,858	175,666
Oesterreichische Post AG	20,200	589,046
OMV AG	4,191	157,252
Semperit AG Holding	1,075	41,976
Telekom Austria AG	17,120	239,326
Voestalpine AG	8,791	355,615

		1,558,881

Belgium — 0.2%
Ackermans & Van Haaren NV	6,840	500,357
Belgacom SA	11,260	439,827
Colruyt SA	2,384	586,839
Compagnie Maritime Belge SA	1,490	47,615
Delhaize Group SA	7,921	636,564
Euronav NV	8,137	180,241
Mobistar SA	13,468	828,858

		3,220,301

Bermuda — 0.6%
Arch Capital Group Ltd.*	14,200	1,082,750
Argo Group International Holdings Ltd.	19,100	622,469
Cafe de Coral Holdings Ltd.	96,000	226,020
Catlin Group Ltd.	40,775	222,877
CNPC Hong Kong Ltd.	292,000	409,930
Dairy Farm International Holdings Ltd.	72,000	475,200
Endurance Specialty Holdings Ltd.	2,800	104,020
Esprit Holdings Ltd.	21,211	167,330
First Pacific Co. Ltd.	204,000	132,160
Great Eagle Holdings Ltd.	66,000	185,311
Hiscox Ltd.	237,045	1,203,606
Lancashire Holdings Ltd.	13,159	96,129
Lazard Ltd. (Class A Stock)	33,700	1,203,090
Pacific Basin Shipping Ltd.	320,000	254,706
Ports Design Ltd.	175,500	445,291
Public Financial Holdings Ltd.	26,000	13,529
Shenzhen International Holdings	530,000	40,957
SIM Technology Group Ltd.	182,000	43,600
Texwinca Holdings Ltd.	552,000	609,285
Transport International Holdings Ltd.	31,600	109,888
Tsakos Energy Navigation Ltd.	3,700	54,538
VTech Holdings Ltd.	33,000	357,021
Yue Yuen Industrial Holdings Ltd.	149,500	519,883

		8,579,590

Brazil — 0.6%
AES Tiete SA (PRFC Shares)	18,100	197,656
Banco ABC Brasil SA (PRFC Shares)	3,200	24,832
Banco Bradesco SA (PRFC Shares)	53,280	975,509

Banco Daycoval SA (PRFC Shares)	3,000	17,072
Banco do Estado do Rio Grande do Sul (PRFC Shares)	50,500	419,709
Banco Sofisa SA (PRFC Shares)	8,000	21,728
Bradespar SA (PRFC Shares)	33,000	809,065
Centrais Eletricas Brasileiras SA (PRFC B Shares)	12,400	223,128
Centrais Eletricas de Santa Catarina SA (PRFC B Shares)	1,000	20,744
Cia de Bebidas das Americas (PRFC Shares), ADR	6,600	604,956
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	9,600	353,280
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	2,200	57,340
Cia Energetica de Minas Gerais (PRFC Shares)	2,375	39,277
Cia Energetica de Minas Gerais, ADR(a)	9,663	160,792
Cia Energetica do Ceara (PRFC A Shares)	7,100	119,854
CPFL Energia SA	1,817	36,466
EDP — Energias do Brasil SA	8,300	159,293
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	11,000	240,988
Grendene SA	19,300	98,760
Light SA	13,700	186,277
Natura Cosmeticos SA	50,200	1,023,845
Petroleo Brasileiro SA (PRFC Shares)	47,700	945,229
Petroleo Brasileiro SA, ADR(a)	19,800	880,902
Souza Cruz SA	18,264	638,601
Tegma Gestao Logistica	12,500	107,262
Tele Norte Leste Participacoes SA (PRFC Shares)	3,600	63,686
Telecomunicacoes de Sao Paulo SA, ADR	7,600	165,376

		8,591,627

Canada — 2.9%
AGF Management Ltd. (Class B Stock)	38,200	678,509
Alimentation Couche Tard, Inc. (Class B Stock)	28,600	521,229
AltaGas Income Trust	32,700	592,409
ATCO Ltd. (Class I Stock)	9,600	481,583
Avenir Diversified Income Trust	38,800	227,303
Bank of Montreal	28,000	1,699,601
Bank of Nova Scotia	1,700	85,163
BCE, Inc.	19,100	561,350
Bell Aliant Regional Communications Income Fund	14,700	367,771
Bonavista Energy Trust	36,800	846,040
Cameco Corp.	38,100	1,043,234
Canadian Natural Resources Ltd.	21,600	1,598,653
Canadian Oil Sands Trust	79,900	2,395,466
Chemtrade Logistics Income Fund	1,900	24,319
CML Healthcare Income Fund	17,300	215,643
Davis & Henderson Income Fund	31,000	540,550
Daylight Resources Trust	71,200	737,482
Empire Co. Ltd. (Class A Stock)	7,300	378,638
EnCana Corp.	85,181	2,650,243
Enerplus Resources Fund (XNYS)	5,500	130,405
Enerplus Resources Fund (XTSE)	32,700	774,961
Freehold Royalty Trust	34,400	573,757
George Weston Ltd.	6,500	448,949
Husky Energy, Inc.	16,815	482,273
IGM Financial, Inc.	47,300	2,077,074
Industrial Alliance Insurance and Financial Services, Inc.	2,800	96,490
InnVest Real Estate Investment Trust, REIT	2,300	13,452
Keyera Facilities Income Fund	11,436	303,677
Laurentian Bank of Canada	11,800	500,860
Loblaw Cos. Ltd.	21,500	794,038
Magna International, Inc. (Class A Stock)*(a)	17,200	1,063,820
Manitoba Telecom Services, Inc.	3,800	119,352
Medical Facilities Corp.	2,100	22,455
Metro, Inc. (Class A Stock)	14,500	601,187
Mullen Group Ltd.	37,894	598,454
NAL Oil & Gas Trust	70,200	895,082
National Bank of Canada	31,100	1,893,589
North West Co. Fund	2,900	52,224
Pan American Silver Corp.	15,400	356,510
Paramount Energy Trust	76,800	353,886
Parkland Income Fund	13,800	157,885
Pembina Pipeline Income Fund	5,900	101,136
Pengrowth Energy Trust	81,300	940,555
PetroBakken Energy Ltd. (Class A Stock)	10,200	266,336
Power Corp. of Canada	5,600	169,050
Power Financial Corp.	4,400	145,129
Ritchie Bros. Auctioneers, Inc.	4,900	105,705
Rogers Communications, Inc. (Class B Stock)	48,500	1,656,540
Royal Bank of Canada	9,100	532,569
Shaw Communications, Inc. (Class B Stock)	102,200	2,023,573
ShawCor Ltd. (Class A Stock)	18,500	512,568
Sherritt International Corp.	6,467	51,321
Shoppers Drug Mart Corp.	42,700	1,834,715
Sino-Forest Corp.*	25,000	489,834

TMX Group, Inc.	52,000	1,531,866
Toromont Industries Ltd.	25,800	754,199
Toronto-Dominion Bank (The)	23,500	1,751,538
TransForce, Inc.	6,300	61,967
Vermilion Energy Trust	26,400	919,900
Wajax Income Fund	12,300	333,886
Westshore Terminals Income Fund	82,000	1,295,820
Yamana Gold, Inc.	48,000	472,800
Zargon Energy Trust	20,100	397,983

		44,304,556

Cayman Islands — 0.3%
China Shineway Pharmaceutical Group Ltd.	179,000	493,364
Frasers Commercial Trust, REIT	1,564,000	167,697
Garmin Ltd.(a)	26,400	1,015,872
Hengan International Group Co. Ltd.	60,500	451,164
Himax Technologies, Inc., ADR	13,400	41,942
Honghua Group Ltd.	576,000	93,475
Ju Teng International Holdings Ltd.	474,000	457,868
Kingboard Chemical Holdings Ltd.	100,000	455,292
Norstar Founders Group Ltd.*	84,000	—
Pacific Textile Holdings Ltd.	79,000	49,958
Shenzhou International Group Holdings Ltd.	279,000	402,460
Subsea 7, Inc.*	16,600	336,290
XL Capital Ltd. (Class A Stock)	43,900	829,710

		4,795,092

Chile
Almendral SA	462,656	46,728
Banco Santander Chile	898,851	59,010
Cia Cervecerias Unidas SA	4,987	37,252
Cia Cervecerias Unidas SA, ADR	900	33,759
Embotelladora Andina SA (PRFC B Shares)	22,993	78,433
Enersis SA	234,994	94,056
Enersis SA, ADR	500	9,995
Inversiones Aguas Metropolitanas SA	68,999	85,402
Madeco SA*	413,268	24,650

		469,285

China — 0.3%
Bank of China Ltd. (Class H Stock)	2,172,000	1,158,139
China BlueChemical Ltd. (Class H Stock)	252,000	164,230
China Shenhua Energy Co. Ltd. (Class H Stock)	294,500	1,272,560
Great Wall Technology Co. Ltd. (Class H Stock)	82,000	35,486
Industrial & Commercial Bank of China (Class H Stock)	559,000	426,220
Qunxing Paper Holdings Co. Ltd.	29,000	11,280
Shanghai Prime Machinery Co. Ltd. (Class H Stock)	188,000	38,742
Tsingtao Brewery Co. Ltd. (Class H Stock)	96,000	482,828
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	133,000	260,030
Zijin Mining Group Co. Ltd. (Class H Stock)	1,002,000	789,804

		4,639,319

Czech Republic — 0.2%
CEZ A/S	21,687	1,024,452
Komercni Banka A/S	3,917	794,927
Telefonica O2 Czech Republic A/S	54,298	1,268,024

		3,087,403

Denmark — 0.3%
Coloplast A/S (Class B Stock)	8,853	974,957
D/S Norden	6,910	300,255
H. Lundbeck A/S	11,030	207,921
Novo Nordisk A/S (Class B Stock)	30,491	2,366,015
Novozymes A/S (Class B Stock)	850	94,071
William Demant Holding*	3,156	223,310

		4,166,529

Finland — 0.5%
Elisa Oyj*	17,637	363,755
Kesko Oyj (Class B Stock)	5,402	212,613
Kone Oyj (Class B Stock)	34,817	1,438,991
Orion Oyj (Class B Stock)	78,585	1,738,597
Pohjola Bank PLC	56,832	638,648
Sampo Oyj (Class A Stock)	94,761	2,513,717
Wartsila Oyj	24,640	1,248,008

		8,154,329

France — 1.4%
ABC Arbitrage	23,194	220,230
Affine SA, REIT	503	12,256
Air Liquide SA	10,589	1,271,172
AXA SA	26,251	583,962
BioMerieux SA	7,968	915,096
BNP Paribas	3,345	256,891
Bouygues SA	2,287	114,971
Carrefour SA	11,700	563,919
Casino Guichard Perrachon SA	6,988	591,316
Cegid Group	897	26,654
Christian Dior SA	12,971	1,383,681
Cie Generale d’Optique Essilor International SA	27,638	1,764,564
Ciments Francais SA	1,089	104,417
CNP Assurances SA	2,514	237,417
Credit Agricole SA	59,176	1,035,848

Dassault Systemes SA	1,992	117,831
Eiffage SA	2,393	123,774
Fonciere des Regions, REIT	688	75,781
France Telecom SA	25,185	602,599
GDF Suez	19,523	754,150
GL Events	651	17,410
ICADE, REIT	730	81,255
Iliad SA	597	61,564
Ipsen SA	5,544	270,730
L’Oreal SA	9,815	1,032,167
LVMH Moet Hennessy Louis Vuitton SA	11,909	1,391,994
M6-Metropole Television	28,769	744,113
Nexity	10,921	429,240
PPR	2,953	393,146
Rallye SA	2,862	105,588
SA des Ciments Vicat	7,718	604,718
Sanofi-Aventis SA	11,471	855,080
Schneider Electric SA	2,108	247,250
SCOR SE	79,978	2,020,028
Societe des Autoroutes Paris-Rhin-Rhone*	1,449	104,216
Sodexo	5,811	347,304
Sopra Group SA	978	69,984
Sword Group	505	17,393
Thales SA	12,283	493,059
Total SA	9,258	537,439
Vinci SA	10,693	630,202
Vivendi	15,606	417,668

		21,628,077

Gabon
Total Gabon	1,178	473,504

Germany — 0.4%
Allianz SE	5,961	747,399
BASF SE	3,098	192,145
Bilfinger Berger AG	1,737	115,885
Deutsche Lufthansa AG	20,743	344,045
Deutsche Telekom AG	23,996	325,238
EnBW Energie Baden-Wuerttemberg AG	207	10,932
Fielmann AG	10,341	832,582
Fuchs Petrolub AG (PRFC Shares)	5,982	576,886
Generali Deutschland Holding AG	1,158	131,882
Hugo Boss AG (PRFC Shares)	12,057	459,396
KSB AG (PRFC Shares)	47	28,563
Metro AG	5,122	303,842
MTU Aero Engines Holding AG	8,975	522,162
Muenchener Rueckversicherungs-Gesellschaft AG	2,065	335,111
Rational AG	835	146,388
RWE AG	7,491	663,726
SAP AG	11,396	551,961
Sixt AG	1,553	49,671
Volkswagen AG (PRFC Shares)	2,214	203,045
VTG AG	1,895	29,332
Wincor Nixdorf AG	2,089	141,499

		6,711,690

Greece — 0.2%
Hellenic Exchanges SA Holding Clearing Settlement and Registry	13,964	122,594
Hellenic Petroleum SA	7,311	83,737
Hellenic Telecommunications Organization SA	10,451	129,724
Jumbo SA	33,497	339,322
Mytilineos Holdings SA	51,467	342,010
OPAP SA	58,257	1,321,913

		2,339,300

Guernsey — 0.5%
Amdocs Ltd.*	107,000	3,221,770
Gottex Fund Management Holdings Ltd.	3,874	32,333
HSBC Infrastructure Co. Ltd., ETF	2,485,290	4,446,504

		7,700,607

Hong Kong — 0.4%
Champion, REIT	65,000	31,059
China Mobile Ltd.	188,500	1,813,562
China Pharmaceutical Group Ltd.	352,000	217,613
CNOOC Ltd.	1,527,000	2,513,451
GZ1 Real Estate Investment Trust	68,000	28,901
Hong Kong Aircraft Engineerg Co. Ltd.	31,200	394,006
Hopewell Holdings Ltd.	61,500	182,181
Hysan Development Co. Ltd.	48,000	138,790
Link (The), REIT	342,500	844,312
Television Broadcasts Ltd.	17,000	82,326

		6,246,201

Hungary
Magyar Telekom Telecommunications PLC	88,257	360,286

India
Infosys Technologies Ltd., ADR	7,200	423,720

Indonesia — 0.2%
Astra International Tbk PT	89,000	409,814
Bank Bukopin Tbk PT	1,023,000	46,656
Bank Central Asia Tbk PT	266,000	160,778
Bumi Resources Tbk PT	3,768,500	931,823
Indo Tambangraya Megah PT	288,500	1,206,377
Kalbe Farma Tbk PT	855,500	175,810
Tambang Batubara Bukit Asam Tbk PT	409,500	783,043

		3,714,301

Ireland — 0.2%
Accenture PLC (Class A Stock)	60,500	2,537,975
Anglo Irish Bank Corp. PLC (ISE)*	2,500	—
Anglo Irish Bank Corp. PLC (XLON)*	20,646	—
Paddy Power PLC	14,822	527,913
Total Produce PLC	67,493	32,590

		3,098,478

Israel — 0.3%
Bezeq Israeli Telecommunication Corp. Ltd.	360,324	1,022,742
Cellcom Israel Ltd.	21,311	743,283
Check Point Software Technologies Ltd.(a)*	17,700	620,739
Gazit Globe Ltd.	5,566	58,405
Israel Discount Bank Ltd. (Class A Stock)*	67,917	155,286
Makhteshim-Agan Industries Ltd.	97,364	439,959
Osem Investment Ltd.	2,641	40,554
Partner Communications Co. Ltd.	48,115	1,080,577

		4,161,545

Italy — 0.3%
Ansaldo STS SpA	15,778	322,857
Autostrada Torino-Milano SpA	8,981	126,155
Banca Monte dei Paschi di Siena SpA	35,789	52,979
Brembo SpA	999	7,732
Buzzi Unicem SpA	8,944	112,649
Danieli & C Officine Meccaniche SpA	16,235	435,927
Enel SpA	47,512	265,674
Exprivia SpA	4,992	7,821
Fondiaria-SAI SpA	5,675	85,388
Geox SpA	5,516	38,257
MARR SpA	1,023	9,444
Mediaset SpA	22,053	189,439
Milano Assicurazioni SpA	28,302	80,275
Piccolo Credito Valtellinese Scarl	10,202	66,899
Recordati SpA	206,334	1,570,399
Telecom Italia SpA	197,408	284,228
Tod’s SpA	8,491	624,686
UniCredit SpA*	13,191	38,974
Unione di Banche Italiane ScpA	7,904	106,649

		4,426,432

Japan — 3.6%
Alconix Corp.	700	28,040
Alpen Co. Ltd.	5,200	83,098
Arcs Co. Ltd.	8,300	111,951
Astellas Pharma, Inc.	74,600	2,701,048
Autobacs Seven Co. Ltd.	13,800	440,614
Benesse Holdings, Inc.	24,200	1,048,347
Canon Finetech, Inc.	1,600	27,964
Capcom Co. Ltd.	45,000	850,037
Chiba Bank Ltd. (The)	183,000	1,094,203
Chubu Electric Power Co., Inc.	16,900	422,455
Chubu Shiryo Co. Ltd.	1,000	8,750
Chubu Steel Plate Co. Ltd.	4,700	30,164
Circle K Sunkus Co. Ltd.	14,000	173,559
Cosmo Oil Co. Ltd.	25,000	60,434
Cosmos Pharmaceutical Corp.	7,500	161,568
Create SD Holdings Co. Ltd.	500	9,370
Crescendo Investment Corp., REIT	14	19,018
Daiichikosho Co. Ltd.	3,300	42,569
Daishi Bank Ltd. (The)	67,000	232,196
Daito Trust Construction Co. Ltd.	14,300	689,838
Daiwa Industries Ltd.	5,000	25,083
Duskin Co. Ltd.	12,200	217,014
Eisai Co. Ltd.	24,700	881,105
Excel Co. Ltd.	2,400	32,166
Ezaki Glico Co. Ltd.	4,000	46,679
Fast Retailing Co. Ltd.	3,200	556,209
Fuji Electronics Co. Ltd.	3,500	34,255
Furusato Industries Ltd.	700	4,927
Fuyo General Lease Co. Ltd.	1,200	33,950
H2O Retailing Corp.	44,000	300,738
Hachijuni Bank Ltd. (The)	33,000	187,785
Hankyu Reit, Inc., REIT	7	27,629
Heiwa Corp.	15,000	154,188
Hisamitsu Pharmaceutical Co., Inc.	29,700	1,103,942
Hitachi Capital Corp.	47,900	681,943
Hokuhoku Financial Group, Inc.	81,000	177,613
Hosiden Corp.	36,300	474,863
Hudson Soft Co. Ltd.	32,100	142,835
Inaba Denki Sangyo Co. Ltd.	1,100	25,497
IT Holdings Corp.	44,200	538,021
ITC Networks Corp.	7,200	40,971
ITOCHU Corp.	62,000	543,138
Itochu Techno-Solutions Corp.	11,900	390,769
Japan Office Investment Corp., REIT	15	13,461
Japan Prime Realty Investment Corp., REIT	145	322,756
Japan Real Estate Investment Corp., REIT	11	93,775
Japan Retail Fund Investment Corp., REIT	52	61,183
Kagoshima Bank Ltd. (The)	77,000	541,117
Kamigumi Co. Ltd.	64,000	514,793
Kanematsu Electronics Ltd.	1,000	8,910
Kansai Electric Power Co., Inc. (The)	22,700	520,092
Kato Sangyo Co. Ltd.	4,000	65,547
Kawasumi Laboratories, Inc.	4,000	30,121
KDDI Corp.	493	2,552,273

Kenedix Realty Investment Corp., REIT	19	51,031
Kewpie Corp.	43,800	475,527
Kirindo Co. Ltd.	3,200	13,794
Kyorin Co. Ltd.	8,000	115,691
Kyowa Exeo Corp.	54,000	445,909
Lawson, Inc.	11,300	482,265
Lion Corp.	18,000	90,683
Marubeni Corp.	148,000	919,756
McDonald’s Holdings Co. Japan Ltd.	40,700	826,277
Megane Top Co. Ltd.	15,300	101,138
Meisei Industrial Co. Ltd.	9,000	25,318
MID Reit, Inc., REIT	40	81,891
Miraca Holdings, Inc.	12,200	371,911
Miura Co. Ltd.	12,700	330,779
Mochida Pharmaceutical Co. Ltd.	29,000	276,072
Money Partners Group Co. Ltd.	144	44,853
Namura Shipbuilding Co. Ltd.	4,700	24,382
NEC Fielding Ltd.	4,000	54,166
NEC Mobiling Ltd.	2,100	50,405
NEC Networks & System Integration Corp.	3,300	43,734
Nintendo Co. Ltd.	4,400	1,473,099
Nippon Building Fund, Inc., REIT	21	180,821
Nippon Commercial Investment Corp., REIT	62	83,692
Nippon Oil Corp.	76,000	382,886
Nippon Telegraph & Telephone Corp.	21,500	906,086
Nisshin Seifun Group, Inc.	20,000	258,209
Nitori Co. Ltd.	2,250	170,874
Nomura Real Estate Office Fund, Inc., REIT	119	668,253
Nomura Research Institute Ltd.	50,500	1,150,551
NS Solutions Corp.	7,500	135,977
NTT Data Corp.	531	1,769,243
NTT DoCoMo, Inc.	1,696	2,583,275
Obic Co. Ltd.	1,170	212,500
Okabe Co. Ltd.	6,500	25,516
Okinawa Cellular Telephone Co.	8	14,906
Ono Pharmaceutical Co. Ltd.	4,800	213,584
Oracle Corp. Japan	10,700	496,144
ORIX Corp.*	11,930	1,057,864
Orix JREIT, Inc., REIT	32	144,957
Osaka Gas Co. Ltd.	226,000	809,819
Pacific Golf Group International Holdings KK	150	98,995
Pal Co. Ltd.	1,600	32,123
Point, Inc.	3,060	183,292
Premier Investment Corp., REIT	9	29,602
Rengo Co. Ltd.	81,000	476,522
Ricoh Co. Ltd.	20,000	312,333
Right On Co. Ltd.	2,800	21,294
Ryoden Trading Co. Ltd.	3,000	15,756
Ryohin Keikaku Co. Ltd.	8,800	371,334
Ryosan Co. Ltd.	1,800	45,842
San-In Godo Bank Ltd. (The)	107,000	892,716
Sanshin Electronics Co. Ltd.	1,500	12,675
Santen Pharmaceutical Co. Ltd.	30,400	912,423
Sekisui Jushi Corp.	1,000	8,643
Seven & I Holdings Co. Ltd.	35,300	852,954
Seven Bank Ltd.	89	178,971
Shimamura Co. Ltd.	9,600	850,230
Shinko Plantech Co. Ltd.	37,200	329,464
Shinsei Bank Ltd.	566,000	684,116
Shinsho Corp.	11,000	25,414
Showa Sangyo Co. Ltd.	3,000	9,242
Siix Corp.	3,900	50,101
Sojitz Corp.	206,100	399,017
Sony Financial Holdings, Inc.	414	1,359,482
Sumitomo Corp.	81,800	940,582
Sumitomo Trust & Banking Co. Ltd. (The)	291,000	1,705,723
Sundrug Co. Ltd.	21,100	501,038
Suruga Bank Ltd.	32,000	286,148
Sysmex Corp.	2,300	134,817
Takeda Pharmaceutical Co. Ltd.	55,700	2,451,658
Token Corp.	620	17,720
Toppan Forms Co. Ltd.	101,500	1,120,419
Trend Micro, Inc.	14,000	488,181
Unicharm Petcare Corp.	2,500	79,340
USS Co. Ltd.	5,500	373,569
Valor Co. Ltd.	12,800	104,465
Yahoo! Japan Corp.	1,283	467,282
Yamato Holdings Co. Ltd.	32,000	449,759

		54,417,651

Luxembourg
d’Amico International Shipping SA	27,568	45,352
Oriflame Cosmetics SA	825	51,415
Stolt-Nielsen SA	8,500	139,445
Tenaris SA	20,885	450,772

		686,984

Malaysia — 0.3%
AMMB Holdings Bhd	685,500	1,050,736
Berjaya Sports Toto Bhd	41,571	57,093
British American Tobacco Malaysia Bhd	19,100	258,453
Digi.Com Bhd	47,300	327,417
Hong Leong Bank Bhd	204,500	541,655
KNM Group Bhd*	386,400	85,288
Kulim Malaysia Bhd	32,900	71,710
Nestle Malaysia Bhd	4,800	50,237
Petronas Dagangan Bhd	172,600	478,856

RHB Capital Bhd	76,800	132,787
Tan Chong Motor Holdings Bhd	17,500	20,011
Telekom Malaysia Bhd	398,400	420,140
Top Glove Corp. Bhd	137,300	585,062

		4,079,445

Marshall Island
Paragon Shipping, Inc. (Class A Stock)	5,900	27,494
Teekay Tankers Ltd. (Class A Stock)(a)	1,400	17,598

		45,092

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR(a)	2,300	115,782
Banco Compartamos SA de CV	79,500	448,241
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	35,400	200,138
Wal-Mart de Mexico SAB de CV (Class V Stock)	82,200	421,181

		1,185,342

Netherlands — 0.6%
Accell Group	4,405	218,233
Arcadis NV	38,061	805,040
Brit Insurance Holdings NV	18,205	207,889
Fugro NV	17,015	1,112,072
Heineken Holding NV	14,175	630,559
Imtech NV	30,739	984,389
Koninklijke Ahold NV	23,450	312,612
Koninklijke BAM Groep NV	14,992	116,635
Koninklijke DSM NV	5,080	226,527
Koninklijke KPN NV	41,980	665,098
Koninklijke Vopak NV*	6,254	492,545
Nutreco Holding NV	2,653	167,161
Schlumberger Ltd.	17,200	1,091,512
Sligro Food Group NV	25,726	857,556
Unilever NV	21,872	661,584
Vastned Offices / Industrial, REIT	1,731	31,446

		8,580,858

New Zealand
Air New Zealand Ltd.	28,501	25,712
Kiwi Income Property Trust, REIT	62,603	44,470

		70,182

Norway — 0.3%
Aker Solutions ASA	8,300	129,880
Eltek ASA*	48,000	23,260
Olsen (Fred) Energy ASA	47,400	1,814,427
SpareBank 1 SMN	5,984	48,329
SpareBank 1 SR-Bank	3,000	24,633
Statoil ASA	24,170	559,596
Tandberg ASA	8,800	250,976
TGS Nopec Geophysical Co. ASA*	26,500	562,264
Yara International ASA	13,650	592,560

		4,005,925

Philippines — 0.1%
Globe Telecom, Inc.	9,510	210,445
Megaworld Corp.	3,142,000	88,997
Metropolitan Bank & Trust	55,100	60,965
Philippine Long Distance Telephone Co., ADR	14,600	777,888
Union Bank of Philippines	17,400	15,786

		1,154,081

Poland — 0.1%
KGHM Polska Miedz SA	15,696	589,575
Telekomunikacja Polska SA	16,368	92,882
Zaklady Azotowe Pulawy SA	4,330	115,200

		797,657

Portugal
Banco Espirito Santo SA*	12,468	67,360
Portugal Telecom SGPS SA	14,503	162,154

		229,514

Puerto Rico
Oriental Financial Group, Inc.	6,000	81,000

Russia — 0.1%
Mobile Telesystems OJSC, ADR(a)	14,000	777,000

Singapore — 0.9%
Boustead Singapore Ltd.	65,000	39,726
CapitaCommercial Trust, REIT	69,000	53,269
Ch Offshore Ltd.	40,000	18,728
Cosco Corp. Singapore Ltd.	90,000	79,774
DBS Group Holdings Ltd.	124,000	1,267,522
Hong Leong Asia Ltd.	127,000	412,152
Jardine Cycle & Carriage Ltd.	49,920	1,048,393
Keppel Corp. Ltd.	284,000	1,851,446
Lippo-Mapletree Indonesia Retail Trust, REIT	100,000	34,311
MobileOne Ltd.	482,000	716,652
Oversea-Chinese Banking Corp. Ltd.	183,000	1,139,376
SembCorp Industries Ltd.	631,000	1,862,847
SembCorp Marine Ltd.	107,000	320,476
SIA Engineering Co. Ltd.	213,000	540,513
Singapore Post Ltd.	684,000	513,385
Singapore Technologies Engineering Ltd.	238,000	542,707
SMRT Corp. Ltd.	361,000	526,423
Starhill Global, REIT	265,000	106,080
StarHub Ltd.	784,000	1,283,362
Straits Asia Resources Ltd.	312,000	481,733
Suntec Real Estate Investment Trust	84,000	80,460

Venture Corp. Ltd.	47,000	292,963

		13,212,298

South Africa — 0.2%
Aveng Ltd.	44,793	231,229
Discovery Holdings Ltd.	81,068	383,984
Foschini Ltd.	14,793	136,074
Grindrod Ltd.	46,770	98,308
Investec Ltd.	23,567	202,190
Kumba Iron Ore Ltd.	17,127	829,809
Massmart Holdings Ltd.	3,870	57,654
Mr. Price Group Ltd.	90,201	492,878
Nedbank Group Ltd.	24,251	466,125
Pick’n Pay Stores Ltd.	35,860	211,701
Remgro Ltd.	23,514	316,372
Spar Group Ltd. (The)	19,561	200,075
Truworths International Ltd.	5,633	40,447
Woolworths Holdings Ltd.	6,368	19,697

		3,686,543

South Korea — 0.3%
Daishin Securities Co. Ltd.*	13,260	184,582
Daishin Securities Co. Ltd. (PRFC Shares)*	2,450	18,471
Dongbu Insurance Co. Ltd.*	2,220	63,375
GS Engineering & Construction Corp.	4,527	390,103
GS Home Shopping, Inc.	1,503	92,588
Halla Climate Control	20,970	252,059
Hanil E-Wha Co. Ltd.	14,220	74,276
Husteel Co. Ltd.	1,500	21,875
Hyundai Mipo Dockyard	934	128,364
Hyundai Motor Co. (PRFC Shares)	1,000	31,376
ISU Chemical Co. Ltd.	3,810	43,607
IsuPetasys Co. Ltd.	19,660	52,302
Kangwon Land, Inc.	29,130	437,677
Korea Line Corp.*	1,760	97,998
Korea Zinc Co. Ltd.	5,337	952,825
KT&G Corp.	10,534	582,817
Kumho Industrial Co. Ltd. (PRFC Shares)*	3,910	6,048
LG Corp.	5,144	322,793
LG Display Co. Ltd.	6,400	225,975
Nexen Corp.	300	13,655
Poongsan Holdings Corp.	3,360	60,581
S&T Corp.	1,750	51,350
S1 Corp.	9,602	396,317
SeAH Steel Corp.	1,100	36,798
Sebang Co. Ltd.	4,060	50,416
Sejong Industrial Co. Ltd.	1,800	14,159
SK Telecom Co. Ltd., ADR	5,100	88,026
Sungwoo Hitech Co. Ltd.	9,453	125,321
Uangel Corp.	1,940	10,099
Uniquest Corp.*	2,870	8,561
Yuhan Corp.	472	71,961

		4,906,355

Spain — 0.6%
Almirall SA	9,399	118,316
Banco Bilbao Vizcaya Argentaria SA	28,509	390,065
Banco de Sabadell SA	67,605	373,280
Banco Popular Espanol SA	7,555	55,613
Banco Santander SA	4,854	64,512
Bolsas y Mercados Espanoles SA	2,305	61,705
Construcciones y Auxiliar de Ferrocarriles SA	1,199	706,075
Corp. Financiera Alba	15,664	784,067
Criteria Caixacorp SA	316,294	1,567,415
Duro Felguera SA	32,909	351,145
IBERDROLA SA	41,648	352,983
Indra Sistemas SA	2,819	57,798
Industria de Diseno Textil SA	12,222	805,660
Mapfre SA	34,986	128,342
Miquel y Costas & Miquel SA	227	5,151
Prosegur Cia de Seguridad SA	14,577	657,597
Red Electrica Corp. SA	1,536	82,435
Repsol YPF SA	27,129	642,334
Tecnicas Reunidas SA	14,369	903,424
Telefonica SA	22,495	532,919
Viscofan SA	13,732	360,558
Zardoya Otis SA	47,754	827,526

		9,828,920

Sweden — 0.5%
Axfood AB	44,772	1,314,526
Boliden AB	59,786	854,488
Hennes & Mauritz AB (Class B Stock)	21,720	1,411,081
Industrivarden AB (Class C Stock)	39,151	497,480
Intrum Justitia AB	28,656	363,131
Kinnevik Investment AB	36,059	664,190
Klovern AB	15,500	56,242
Kungsleden AB	5,155	40,515
NCC AB (Class B Stock)	28,625	499,508
Nordea Bank AB	79,585	785,313
Peab AB	34,559	212,506
Svenska Cellulosa AB SCA (Class B Stock)	37,597	530,063
Svenska Handelsbanken AB (Class A Stock)	7,657	224,389
TeliaSonera AB	101,621	721,280

		8,174,712

Switzerland — 1.1%
ACE Ltd.	21,100	1,103,530
Alpiq Holding AG	222	86,324
Baloise Holding AG	8,593	761,993
Banque Cantonale Vaudoise	628	293,035
Bb Biotech AG	2,484	164,320
Compagnie Financiere Tradition SA	551	62,343

Credit Suisse Group AG	29,743	1,533,130
Galenica AG	1,004	398,972
Geberit AG	2,867	513,091
Gurit Holding AG	50	26,484
Helvetia Holding AG	1,591	557,921
Kuehne & Nagel International AG	7,101	718,586
Kuoni Reisen Holding AG	237	94,966
Lindt & Spruengli AG	11	297,847
Nestle SA	28,380	1,453,452
Noble Corp.*(a)	6,800	284,376
Novartis AG	18,183	982,096
Roche Holding AG	10,892	1,766,438
Schindler Holding AG	991	87,220
SGS SA	568	783,262
Sika AG	28	47,269
Sonova Holding AG	8,014	995,670
Sulzer AG	17,467	1,697,996
Swatch Group AG (The)	486	154,963
Syngenta AG	4,638	1,287,942
Zurich Financial Services AG	539	138,175

		16,291,401

Taiwan — 0.5%
Alpha Networks, Inc.	32,639	30,884
Altek Corp.	77,796	136,935
Asia Polymer	28,000	25,612
Asustek Computer, Inc.	132,158	230,126
Chicony Electronics Co. Ltd.	301,000	800,885
Coretronic Corp.	101,000	143,273
Delta Electronics, Inc.	166,000	525,316
Far EasTone Telecommunications Co. Ltd.	80,000	95,724
Getac Technology Corp.	82,000	67,520
HTC Corp.	120,250	1,404,772
Inventec Co. Ltd.	388,300	221,917
L&K Engineering Co. Ltd.	15,000	16,885
Maxtek Technology Co. Ltd.	63,000	101,965
MediaTek, Inc.	27,000	468,449
MIN AIK Technology Co. Ltd.	42,000	76,441
O-TA Precision Industry Co. Ltd.	12,000	15,568
Phihong Technology Co. Ltd.	59,000	56,198
Powertech Technology, Inc.	68,250	243,919
Quanta Computer, Inc.	199,513	386,989
Shih Wei Navigation Co. Ltd.	66,000	85,207
Sinon Corp.	142,000	63,045
Taiwan Mobile Co. Ltd.	680,000	1,280,433
Transcend Information, Inc.	179,000	648,183
Ttet Union Corp.	66,000	85,207
U-Ming Marine Transport Corp.	20,000	40,557
Wistron Corp.	309,619	562,536
Yosun Industrial Corp.	60,000	82,090
Yufo Electronics Co. Ltd.	59,000	76,634

		7,973,270

Thailand — 0.3%
Bangchak Petroleum PCL, NVDR	210,600	94,440
Bangkok Bank PCL	108,800	462,657
Bangkok Expressway PCL, NVDR	98,600	62,511
Banpu PCL, NVDR	77,300	1,458,265
BEC World PCL, NVDR	59,800	45,865
Charoen Pokphand Foods PCL, NVDR	1,098,200	509,448
Lanna Resources PCL, NVDR	162,300	77,298
Padaeng Industry PCL, NVDR	110,200	65,776
Property Perfect PCL, NVDR	227,500	27,861
PTT PCL	17,600	140,158
PTT PCL, NVDR	9,100	73,734
Ratchaburi Electricity Generating Holding PCL, NVDR	22,500	25,224
Siam Commercial Bank PCL, NVDR	307,100	873,765
Thai Union Frozen Products PCL, NVDR	27,900	32,572

		3,949,574

Turkey — 0.2%
Anadolu Sigorta	121,887	109,218
Bagfas Bandirma Gubre Fabrik	989	76,891
Pinar SUT Mamulleri Sanayii A/S	11,981	65,520
Tofas Turk Otomobil Fabrikasi A/S	61,148	229,645
Turk Ekonomi Bankasi A/S*	118,264	201,035
Turk Hava Yollari	133,141	456,158
Turk Telekomunikasyon A/S	44,477	149,453
Turkcell Iletisim Hizmet A/S	17,214	104,912
Turkcell Iletisim Hizmet A/S, ADR	8,600	129,516
Turkiye Garanti Bankasi A/S	140,581	657,635
Turkiye Vakiflar Bankasi Tao (Class D Stock)*	162,989	435,998
Vestel Beyaz Esya Sanayi ve Ticaret A/S	24,347	73,149

		2,689,130

United Kingdom — 2.5%
Admiral Group PLC	56,136	1,124,458
Aero Inventory PLC	16,478	—
Aggreko PLC	2,220	40,157
Alliance Trust PLC (The)	53,855	279,090
Anglo Pacific Group PLC	25,394	93,641
Arriva PLC	37,501	417,133
AstraZeneca PLC	75,172	3,352,613
Aveva Group PLC	9,834	176,838
Aviva PLC	121,788	712,084
BAE Systems PLC	54,449	306,791
Balfour Beatty PLC	61,294	271,785
Barclays PLC	10,962	59,935
Beazley PLC	77,563	127,589
BG Group PLC	88,671	1,534,633
BHP Billiton PLC	54,962	1,884,945
Booker Group PLC	184,858	122,981
BP PLC	77,099	729,362

British American Tobacco PLC	20,858	718,974
Britvic PLC	61,542	433,329
Capita Group PLC (The)	96,996	1,113,501
Chaucer Holdings PLC	245,417	182,486
Cineworld Group PLC	3,661	10,403
Cranswick PLC	1,247	15,233
Dairy Crest Group PLC	9,832	55,473
Davis Service Group PLC	43,613	279,886
Delta PLC	43,772	126,371
Dimension Data Holdings PLC	632,865	876,338
Drax Group PLC	20,861	118,269
Ensco International PLC, ADR	20,900	935,902
Filtrona PLC	46,394	153,619
Fresnillo PLC	39,708	510,977
G4s PLC	225,140	893,413
Game Group PLC	54,028	80,553
GlaxoSmithKline PLC	124,423	2,389,409
Greggs PLC	12,210	90,142
Halfords Group PLC	65,039	466,341
Halma PLC	171,906	657,906
Hays PLC	179,831	296,089
Headlam Group PLC	3,480	14,258
Hill & Smith Holdings PLC	13,315	69,608
Home Retail Group PLC	71,551	294,247
ICAP PLC	19,592	111,134
International Power PLC	210,212	1,017,278
Interserve PLC	54,950	180,740
Intertek Group PLC	2,499	55,291
Investec PLC	62,618	512,172
John Wood Group PLC	147,832	815,232
Keller Group PLC	12,023	123,335
Legal & General Group PLC	123,021	164,375
Man Group PLC	154,891	567,637
Mitie Group PLC	23,405	81,227
Paragon Group of Cos. PLC	172,773	355,257
Petrofac Ltd.	60,979	1,112,276
Provident Financial PLC	32,497	427,800
Prudential PLC	9,795	81,380
Reckitt Benckiser Group PLC	24,574	1,348,814
Robert Wiseman Dairies PLC	2,066	15,541
Rotork PLC	15,505	330,109
Royal Dutch Shell PLC (Class A Stock) (XAMS)	22,099	639,199
Royal Dutch Shell PLC (Class A Stock) (XLON)	12,975	376,070
Royal Dutch Shell PLC (Class B Stock)	19,273	530,974
RPS Group PLC	81,081	251,248
RSA Insurance Group PLC	47,063	91,058
Sage Group PLC (The)	24,395	88,513
Scott Wilson Group PLC	8,226	11,110
Scottish & Southern Energy PLC	33,172	554,226
Senior PLC	251,607	421,521
Severfield-Rowen PLC	24,812	74,175
Smith & Nephew PLC	142,570	1,420,334
Spirax-Sarco Engineering PLC	7,818	166,449
St. James’s Place PLC	72,102	285,025
Standard Chartered PLC	13,171	359,265
Standard Life PLC	320,413	973,910
Tanjong PLC	4,600	25,299
Tesco PLC	261,358	1,727,038
Vitec Group PLC (The)	4,998	30,717
Vodafone Group PLC	37,684	86,922
WH Smith PLC	46,444	342,456
Wincanton PLC	4,348	13,279
WPP PLC	25,126	260,418
WSP Group PLC	12,948	57,177

		38,102,743

United States — 41.0%
3M Co.	12,300	1,027,911
Abbott Laboratories	62,700	3,303,036
ADTRAN, Inc.(a)	34,700	914,345
Advance America Cash Advance Centers, Inc.	18,500	107,670
Advance Auto Parts, Inc.	3,500	146,720
Aecom Technology Corp.*	41,000	1,163,170
Aeropostale, Inc.*	24,350	702,011
Affymax, Inc.*	6,900	161,667
Aflac, Inc.	29,700	1,612,413
Airgas, Inc.	15,400	979,748
Alexion Pharmaceuticals, Inc.*	7,500	407,775
Alliance Resource Partners LP(a)	26,600	1,114,806
Allstate Corp. (The)	79,700	2,575,107
Altria Group, Inc.	25,800	529,416
Amedisys, Inc.*(a)	12,200	673,684
Ameren Corp.	31,900	831,952
American Equity Investment Life Holding Co.	20,000	213,000
American Express Co.	16,400	676,664
American Financial Group, Inc.	67,800	1,928,910
Amerigas Partners LP(a)	31,650	1,270,747
Ampco-Pittsburgh Corp.	6,700	166,294
Amphenol Corp. (Class A Stock)	20,700	873,333
Andersons, Inc. (The)	8,400	281,232
Anixter International, Inc.*	7,700	360,745
Annaly Capital Management, Inc., REIT	8,500	146,030
Apogee Enterprises, Inc.	21,000	332,010
Apollo Investment Corp.	113,000	1,438,490
Apple, Inc.*	3,200	751,776
AptarGroup, Inc.(a)	1,300	51,155
Archer-Daniels-Midland Co.(a)	6,000	173,400
Ares Capital Corp.(a)	29,300	434,812
Arrow Electronics, Inc.*	16,700	503,171
Arthur J. Gallagher & Co.	29,900	734,045
Assurant, Inc.	36,100	1,241,118
AT&T, Inc.	20,200	521,968
Atmel Corp.*	130,100	654,403
Atmos Energy Corp.	17,200	491,404
Atwood Oceanics, Inc.*	18,700	647,581
Automatic Data Processing, Inc.	45,100	2,005,597
AutoZone, Inc.*(a)	6,800	1,177,012
Avista Corp.	23,800	492,898

Bank of Hawaii Corp.(a)	11,900	534,905
Barnes & Noble, Inc.	7,900	170,798
Baxter International, Inc.	35,200	2,048,640
BB&T Corp.(a)	7,800	252,642
Becton, Dickinson and Co.	9,300	732,189
Bemis Co., Inc.	34,300	985,096
Berkshire Hills Bancorp, Inc.	4,700	86,151
Best Buy Co., Inc.(a)	25,600	1,089,024
BGC Partners, Inc. (Class A Stock)	52,900	323,219
Black Box Corp.	5,300	163,028
BMC Software, Inc.*	37,500	1,425,000
Bristol-Myers Squibb Co.	96,500	2,576,550
Broadridge Financial Solutions, Inc.	82,900	1,772,402
Brocade Communications Systems, Inc.*	154,200	880,482
Brown-Forman Corp. (Class B Stock)	13,600	808,520
Buckle, Inc. (The)(a)	14,800	544,048
Burger King Holdings, Inc.	158,300	3,365,458
C.H. Robinson Worldwide, Inc.(a)	16,000	893,600
C.R. Bard, Inc.	13,900	1,204,018
Cabot Corp.	26,300	799,520
Cabot Microelectronics Corp.*	19,600	741,468
CACI International, Inc. (Class A Stock)*	7,000	341,950
Cal Dive International, Inc.*	27,900	204,507
Cameron International Corp.*	5,100	218,586
Campbell Soup Co.	23,600	834,260
CARBO Ceramics, Inc.(a)	6,100	380,274
CareFusion Corp.*	8,900	235,227
Cash America International, Inc.	10,400	410,592
CenturyTel, Inc.	21,236	753,029
Charles Schwab Corp. (The)	47,800	893,382
Chevron Corp.	1,851	140,361
Chimera Investment Corp., REIT	124,930	485,978
Chubb Corp.	14,600	757,010
Church & Dwight Co., Inc.	1,100	73,645
Cimarex Energy Co.(a)	15,300	908,514
Cincinnati Financial Corp.	7,300	210,970
Citizens Republic Bancorp, Inc.*	257,900	304,322
Citrix Systems, Inc.*	9,500	450,965
Cleco Corp.	31,400	833,670
Coach, Inc.	26,700	1,055,184
Coca-Cola Co. (The)	43,200	2,376,000
Cognizant Technology Solutions Corp. (Class A Stock)*	8,500	433,330
Colgate-Palmolive Co.	27,700	2,361,702
Colonial Properties Trust, REIT	6,400	82,432
Comerica, Inc.	34,400	1,308,576
Commerce Bancshares, Inc.	16,200	666,468
Community Bank System, Inc.	18,800	428,264
Computer Sciences Corp.*	14,300	779,207
ConAgra Foods, Inc.	33,600	842,352
Concho Resources, Inc.*(a)	17,100	861,156
CONSOL Energy, Inc.	19,800	844,668
Consolidated Communications Holdings, Inc.	15,600	295,776
Consolidated Edison, Inc.	11,000	489,940
Copart, Inc.*	15,800	562,480
Corrections Corp. of America*	31,800	631,548
Crown Holdings, Inc.*	75,700	2,040,872
Cullen / Frost Bankers, Inc.	43,900	2,449,620
Darden Restaurants, Inc.	14,000	623,560
DaVita, Inc.*	38,500	2,440,900
Dell, Inc.*	45,900	688,959
Deluxe Corp.	39,600	769,032
DENTSPLY International, Inc.	31,200	1,087,320
DeVry, Inc.	57,300	3,735,960
Diamond Offshore Drilling, Inc.(a)	19,000	1,687,390
Dick’s Sporting Goods, Inc.*	21,500	561,365
Digital River, Inc.*	33,400	1,012,020
Discover Financial Services	57,300	853,770
Dollar Tree, Inc.*(a)	4,100	242,802
Dorchester Minerals LP	15,300	324,054
Dover Corp.	20,800	972,400
DPL, Inc.	47,100	1,280,649
Dresser-Rand Group, Inc.*	17,600	552,992
Dril-Quip, Inc.*	3,500	212,940
DTE Energy Co.	12,000	535,200
Ducommun, Inc.	8,100	170,181
Duke Realty Corp., REIT	3,600	44,640
E.I. du Pont de Nemours & Co.(a)	22,900	852,796
EarthLink, Inc.	40,000	341,600
Eastman Chemical Co.	12,800	815,104
Ecolab, Inc.	4,500	197,775
Eli Lilly & Co.	89,800	3,252,556
EMCOR Group, Inc.*(a)	23,400	576,342
Emdeon, Inc. (Class A Stock)*	39,200	647,584
Emergency Medical Services Corp. (Class A Stock)*	12,700	718,185
Emerson Electric Co.(a)	17,100	860,814
Endo Pharmaceuticals Holdings, Inc.*	30,400	720,176
Energen Corp.	31,900	1,484,307
Energy Transfer Partners LP	14,400	674,784
Entertainment Properties Trust, REIT	2,000	82,260
ePlus, Inc.*	500	8,775
Equifax, Inc.	3,700	132,460
Exelon Corp.(a)	41,498	1,818,027
Expeditors International of Washington, Inc.	11,500	424,580
Exxon Mobil Corp.(a)	19,500	1,306,110
FactSet Research Systems, Inc.	6,500	476,905
Family Dollar Stores, Inc.	28,700	1,050,707
Fastenal Co.	9,400	451,106
Federated Investors, Inc. (Class B Stock)(a)	56,200	1,482,556

First Defiance Financial Corp.	1,500	15,180
FirstEnergy Corp.(a)	15,500	605,895
FirstMerit Corp.	27,500	593,175
Flowserve Corp.	10,500	1,157,835
FMC Corp.	1,200	72,648
FMC Technologies, Inc.*	15,800	1,021,154
FNB Corp.(a)	45,100	365,761
Foot Locker, Inc.(a)	34,100	512,864
FPL Group, Inc.	13,900	671,787
Franklin Resources, Inc.	9,200	1,020,280
Frontier Communications Corp.(a)	54,800	407,712
Gap, Inc. (The)	11,500	265,765
Gen-Probe, Inc.*	13,900	695,000
General Dynamics Corp.	31,900	2,462,680
Genuine Parts Co.	20,600	870,350
Gilead Sciences, Inc.*	33,600	1,528,128
Gladstone Capital Corp.	12,900	152,220
Glatfelter	29,000	420,210
Global Cash Access Holdings, Inc.*	27,900	227,943
Global Payments, Inc.(a)	20,400	929,220
Goldman Sachs Commodity Strategy Fund, ETF	1,207,293	7,171,320
Goldman Sachs Group, Inc. (The)	9,100	1,552,733
Goldman Sachs High Yield Fund, ETF	11,960,151	84,797,470
Goodrich Corp.	14,600	1,029,592
Google, Inc. (Class A Stock)*	700	396,907
Great Southern Bancorp, Inc.	1,600	35,904
Greenhill & Co., Inc.	5,000	410,450
Gymboree Corp.*(a)	6,900	356,247
H.J. Heinz Co.	38,400	1,751,424
Hanover Insurance Group, Inc. (The)	15,800	689,038
Harris Corp.(a)	21,400	1,016,286
Harsco Corp.	14,900	475,906
HCC Insurance Holdings, Inc.	84,700	2,337,720
Health Care REIT, Inc.(a)	18,367	830,739
Henry Schein, Inc.*	1,700	100,130
Hercules Technology Growth Capital, Inc.	18,340	194,221
Hershey Co. (The)	22,150	948,242
Hewitt Associates, Inc. (Class A Stock)*	12,600	501,228
Hewlett-Packard Co.	13,300	706,895
HickoryTech Corp.	1,500	13,245
Highbridge Statistical Market Neutral Fund (Class A Stock), ETF*	138,371	2,195,948
Hittite Microwave Corp.*	4,600	202,262
Hormel Foods Corp.(a)	32,000	1,344,320
Hospira, Inc.*	8,000	453,200
HRPT Properties Trust, REIT	9,600	74,688
Hubbell, Inc. (Class B Stock)	28,500	1,437,255
Hudson City Bancorp, Inc.	44,400	628,704
Huntsman Corp.	56,600	682,030
Icahn Enterprises LP	1,900	90,250
IDEX Corp.	43,500	1,439,850
IDEXX Laboratories, Inc.*(a)	7,500	431,625
Immucor, Inc.*	16,800	376,152
Ingles Markets, Inc. (Class A Stock)	1,900	28,557
Ingram Micro, Inc. (Class A Stock)*	29,500	517,725
Innophos Holdings, Inc.	12,700	354,330
Integrated Device Technology, Inc.*	112,100	687,173
Integrys Energy Group, Inc.(a)	12,700	601,726
Interactive Data Corp.	22,500	720,000
International Business Machines Corp.	14,200	1,821,150
International Shipholding Corp.	8,500	249,815
Interpublic Group of Cos., Inc.*	134,100	1,115,712
Intuit, Inc.*(a)	20,100	690,234
Investment Technology Group, Inc.*	34,600	577,474
Iowa Telecommunications Services, Inc.	14,800	247,160
iShares Dow Jones US Real Estate Index Fund, ETF(a)	65,001	3,235,750
iShares Russell 2000 Index Fund, ETF(a)	30,700	2,081,767
iShares Russell Midcap Index Fund, ETF(a)	46,900	4,188,170
iShares S&P World Ex-US Property Index Fund, ETF	19,898	615,704
ITT Corp.	28,700	1,538,607
j2 Global Communications, Inc.*	20,500	479,700
Jack Henry & Associates, Inc.	26,200	630,372
JC Penney Co., Inc.	14,400	463,248
Johnson & Johnson	55,400	3,612,080
JPMorgan Chase & Co.	34,600	1,548,350
Kaydon Corp.	5,300	199,280
Kellogg Co.(a)	43,800	2,340,234
Kimberly-Clark Corp.	38,698	2,433,330
Knight Capital Group, Inc. (Class A Stock)*(a)	48,100	733,525
Kraft Foods, Inc. (Class A Stock)	27,800	840,672
Kroger Co. (The)	36,400	788,424
L-3 Communications Holdings, Inc.	16,100	1,475,243
Laboratory Corp. of America Holdings*(a)	20,700	1,567,197
Laclede Group, Inc. (The)	9,500	320,340
Lamar Advertising Co. (Class A Stock)*	12,500	429,375
Landstar System, Inc.(a)	300	12,594
LaSalle Hotel Properties, REIT	12,893	300,407
Life Technologies Corp.*	25,800	1,348,566
Life Time Fitness, Inc.*(a)	40,000	1,124,000
LifePoint Hospitals, Inc.*(a)	30,200	1,110,756

Lockheed Martin Corp.	22,400	1,864,128
Lorillard, Inc.	24,853	1,869,940
M&F Worldwide Corp.*	6,400	195,840
M&T Bank Corp.(a)	2,700	214,326
Magellan Midstream Partners LP	2,530	120,251
Marathon Oil Corp.	13,900	439,796
Mattel, Inc.	22,700	516,198
McCormick & Co., Inc.	2,400	92,064
McDonald’s Corp.	23,200	1,547,904
McGrath RentCorp	18,900	457,947
Medtronic, Inc.	2,900	130,587
Men’s Wearhouse, Inc. (The)(a)	24,200	579,348
Merck & Co., Inc.	58,100	2,170,035
MetLife, Inc.	3,200	138,688
MetroPCS Communications, Inc.*	91,800	649,944
Mettler-Toledo International, Inc.*	800	87,360
Microsoft Corp.	83,600	2,446,972
MicroStrategy, Inc. (Class A Stock)*	3,600	306,252
Monster Worldwide, Inc.*(a)	72,800	1,209,208
National Oilwell Varco, Inc.	36,300	1,473,054
National Retail Properties, Inc., REIT(a)	6,600	150,678
National Semiconductor Corp.	56,400	814,980
Nationwide Health Properties, Inc., REIT(a)	19,000	667,850
Natural Resource Partners LP	28,300	742,026
NBTY, Inc.*	54,500	2,614,910
Nektar Therapeutics*	24,900	378,729
NeuStar, Inc. (Class A Stock)*	55,000	1,386,000
NewMarket Corp.	5,500	566,445
NGP Capital Resources Co.	10,200	86,904
NII Holdings, Inc.*	12,400	516,584
NIKE, Inc. (Class B Stock)(a)	20,340	1,494,990
North European Oil Royalty Trust	8,300	239,953
Northeast Utilities	25,400	702,056
Northrop Grumman Corp.	8,000	524,560
NorthStar Realty Finance Corp., REIT(a)	22,800	95,988
NorthWestern Corp.	17,300	463,813
NTELOS Holdings Corp.	11,900	211,701
NuStar Energy LP(a)	7,200	435,240
Oceaneering International, Inc.*	10,600	672,994
Oil-Dri Corp. of America	600	11,586
Old Republic International Corp.	18,700	237,116
Omega Healthcare Investors, Inc., REIT	29,700	578,853
Omnicare, Inc.	62,700	1,773,783
One Liberty Properties, Inc., REIT	4,847	80,945
Onyx Pharmaceuticals, Inc.*	9,600	290,688
Oracle Corp.	66,200	1,700,678
Packaging Corp. of America	4,600	113,206
Pactiv Corp.*	36,300	914,034
Parametric Technology Corp.*(a)	68,000	1,227,400
Paychex, Inc.	26,800	822,760
Penn Virginia GP Holdings LP	25,700	470,053
Penn Virginia Resource Partners LP(a)	23,700	555,765
Pennsylvania Real Estate Investment Trust(a)	12,900	160,863
People’s United Financial, Inc.	65,500	1,024,420
PepsiCo, Inc.	21,600	1,429,056
PetSmart, Inc.(a)	29,600	946,016
Pfizer, Inc.	40,600	696,290
Pharmaceutical Product Development, Inc.	39,100	928,625
Philip Morris International, Inc.	12,200	636,352
PIMCO Commodity RealReturn Strategy Fund, ETF	9,701,798	75,868,059
PIMCO Developing Local Markets Fund, ETF	6,596,405	67,547,184
PIMCO Emerging Markets Bond Fund, ETF	2,641,609	28,106,717
Pinnacle West Capital Corp.	3,600	135,828
Pitney Bowes, Inc.	19,000	464,550
Plains Exploration & Production Co.*	32,300	968,677
Plum Creek Timber Co., Inc.	12,300	478,593
Portland General Electric Co.	57,700	1,114,187
PowerShares Listed Private Equity Portfolio, ETF(a)	69,728	690,307
Praxair, Inc.	8,300	688,900
Preformed Line Products Co.	500	19,075
Principal Financial Group, Inc.(a)	35,900	1,048,639
ProAssurance Corp.*	7,300	427,342
Procter & Gamble Co. (The)	21,100	1,334,997
Protective Life Corp.	51,300	1,128,087
PS Business Parks, Inc., REIT(a)	6,800	363,120
Public Storage, Inc., REIT	6,300	579,537
QLogic Corp.*(a)	43,000	872,900
Quality Systems, Inc.(a)	3,200	196,608
Quanta Services, Inc.*	35,000	670,600
Quest Diagnostics, Inc.	31,700	1,847,793
Qwest Communications International, Inc.(a)	126,600	660,852
Rayonier, Inc.	5,600	254,408
Raytheon Co.	14,900	851,088
Reinsurance Group of America, Inc.	45,000	2,363,400
Reliance Steel & Aluminum Co.	15,300	753,219
Rent-A-Center, Inc.*	24,800	586,520
Republic Bancorp, Inc. (Class A Stock)	13,000	244,920
Republic Services, Inc.	110,400	3,203,808
Resource Capital Corp., REIT	7,400	50,024
Reynolds American, Inc.	14,500	782,710

Rockwell Collins, Inc.(a)	24,900	1,558,491
Rollins, Inc.	25,300	548,504
Ross Stores, Inc.(a)	47,900	2,561,213
Rovi Corp.*(a)	36,300	1,347,819
Royal Gold, Inc.	6,800	314,228
RPM International, Inc.	37,500	800,250
RR Donnelley & Sons Co.	3,800	81,130
Ruddick Corp.(a)	21,800	689,752
Ryder System, Inc.(a)	22,100	856,596
Safety Insurance Group, Inc.	3,400	128,078
Safeway, Inc.	34,300	852,698
SAIC, Inc.*	50,600	895,620
Sara Lee Corp.	63,600	885,948
Scientific Games Corp. (Class A Stock)*(a)	93,500	1,316,480
Scripps Networks Interactive, Inc. (Class A Stock)	4,800	212,880
SEI Investments Co.	32,200	707,434
Sempra Energy	13,600	678,640
Senior Housing Properties Trust, REIT	7,400	163,910
Sherwin-Williams Co. (The)	18,800	1,272,384
Sigma-Aldrich Corp.	10,700	574,162
Silgan Holdings, Inc.	7,900	475,817
SkyWest, Inc.	13,400	191,352
Snap-on, Inc.	13,700	593,758
Spartan Motors, Inc.	11,700	65,520
Spartan Stores, Inc.	15,500	223,510
St. Mary Land & Exploration Co.	17,000	591,770
StanCorp Financial Group, Inc.(a)	17,600	838,288
Starbucks Corp.	10,800	262,116
Steelcase, Inc. (Class A Stock)	98,900	639,883
Stepan Co.	6,200	346,518
Stericycle, Inc.*(a)	6,600	359,700
Stifel Financial Corp.*(a)	4,823	259,236
Stryker Corp.	35,500	2,031,310
Suburban Propane Partners LP	15,400	731,346
Sunoco Logistics Partners LP(a)	7,900	541,150
SUPERVALU, Inc.	34,100	568,788
SYNNEX Corp.*	7,400	218,744
Syntel, Inc.	8,500	326,995
Synthes, Inc.	1,631	203,566
Sysco Corp.	75,600	2,230,200
T. Rowe Price Group, Inc.	22,700	1,246,911
T. Rowe Price Institutional High Yield Fund, ETF	3,345,474	32,216,914
TC Pipelines LP(a)	12,600	479,052
Tech Data Corp.*	13,200	553,080
Techne Corp.	10,200	649,638
TeleTech Holdings, Inc.*	9,900	169,092
Teradata Corp.*	14,800	427,572
Terra Nitrogen Co. LP(a)	3,604	273,111
Tidewater, Inc.(a)	22,000	1,039,940
TJX Cos., Inc.	35,600	1,513,712
Towers Watson & Co. (Class A Stock)	9,300	441,750
TowneBank	9,900	138,204
Tractor Supply Co.	7,700	446,985
Travelers Cos., Inc. (The)	2,500	134,850
Trustmark Corp.(a)	44,800	1,094,464
tw telecom, Inc.*	28,500	517,275
UGI Corp.	23,100	613,074
Unisys Corp.*	6,800	237,252
United Fire & Casualty Co.(a)	6,200	111,538
United Online, Inc.(a)	4,600	34,408
United Technologies Corp.	12,800	942,208
Universal Corp.(a)	10,900	574,321
Unum Group	8,300	205,591
USA Mobility, Inc.*	7,300	92,491
Valmont Industries, Inc.	5,600	463,848
Varian Medical Systems, Inc.*	19,100	1,056,803
Vectren Corp.	6,900	170,568
VeriSign, Inc.*	68,700	1,786,887
Verisk Analytics, Inc. (Class A Stock)*	13,200	372,240
Verizon Communications, Inc.	18,400	570,768
VF Corp.	8,700	697,305
Visa, Inc. (Class A Stock)	6,100	555,283
W.R. Berkley Corp.	103,000	2,687,270
W.W. Grainger, Inc.	14,600	1,578,552
Wabtec Corp.	12,400	522,288
Waddell & Reed Financial, Inc. (Class A Stock)	22,000	792,880
Wal-Mart Stores, Inc.	40,100	2,229,560
Walgreen Co.	42,900	1,591,161
Walter Energy, Inc.(a)	8,000	738,160
Waters Corp.*	3,600	243,144
Weis Markets, Inc.(a)	3,000	109,080
WesBanco, Inc.	7,900	128,454
West Pharmaceutical Services, Inc.	16,700	700,565
Westamerica Bancorp(a)	17,800	1,026,170
Western Digital Corp.*	58,400	2,277,016
Wiley, (John) & Sons, Inc. (Class A Stock)	3,500	151,480
Windstream Corp.	44,700	486,783
World Fuel Services Corp.	16,800	447,552
WP Carey & Co. LLC	900	26,442
XTO Energy, Inc.	17,000	802,060
Yum! Brands, Inc.	30,500	1,169,065
Zebra Technologies Corp. (Class A Stock)*	24,600	728,160

		622,617,121

TOTAL COMMON STOCKS (cost $931,938,249)		985,695,642

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE BONDS — 17.6%

Australia — 0.1%
Westpac Banking Corp., Sr. Unsec’d. Notes
2.25%	11/19/12	Aa1	$1,870	1,883,094

Austria — 0.2%
Oesterreichische Kontrollbank AG, Gov’t. Gtd. Notes(a)
2.875%	03/15/11	Aaa	2,600	2,657,091

Canada — 0.4%
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.70%	10/15/19	Baa2	1,000	1,051,511
6.75%	11/15/39	Baa2	755	818,847
EnCana Corp., Sr. Unsec’d. Notes
6.50%	05/15/19	Baa2	785	875,550
Nexen, Inc.,
Sr. Unsec’d. Notes
6.20%	07/30/19	Baa3	1,075	1,159,005
7.50%	07/30/39	Baa3	1,700	1,939,159
Talisman Energy, Inc., Sr. Unsec’d. Notes
7.75%	06/01/19	Baa2	200	238,310

				6,082,382

Cayman Islands — 0.4%
Embraer Overseas Ltd., Gtd. Notes
6.375%	01/15/20	Baa3	330	335,775
Petrobras International Finance Co., Gtd. Notes
5.75%	01/20/20	Baa1	880	900,054
Vale Overseas Ltd.,
Gtd. Notes
5.625%(a)	09/15/19	Baa2	1,635	1,688,363
6.875%	11/10/39	Baa2	1,310	1,357,354
Xl Capital Ltd., Sr. Unsec’d. Notes
5.25%	09/15/14	Baa2	1,720	1,778,033

				6,059,579

Denmark — 0.1%
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A
2.50%	05/10/12	Aaa	1,605	1,636,405

France — 0.1%
BNP Paribas, Bank Gtd. Notes
3.25%	03/11/15	Aa2	2,415	2,404,729

Germany — 0.1%
Kreditanstalt Fuer Wiederaufbau, Gov’t. Gtd. Notes
4.75%	05/15/12	Aaa	1,400	1,499,686

Japan — 0.3%
Nomura Holdings, Inc., Sr. Unsec’d. Notes
6.70%	03/04/20	Baa2	4,000	4,151,256

Luxembourg — 0.5%
ArcelorMittal, Sr. Unsec’d. Notes(a)
7.00%	10/15/39	Baa3	1,965	2,018,020
Holcim US Finance Sarl & Cie SCS, Gtd. Notes, 144A(a)
6.00%	12/30/19	Baa2	2,145	2,227,572
Telecom Italia Capital SA,
Gtd. Notes
6.175%	06/18/14	Baa2	1,425	1,523,175
7.721%	06/04/38	Baa2	2,125	2,279,863

				8,048,630

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes, 144A
5.00%	10/16/19	A2	605	596,988
5.00%	03/30/20	A2	585	576,732

				1,173,720

Netherlands — 0.3%
Deutsche Telekom International Finance BV, Gtd. Notes
8.75%	06/15/30	Baa1	2,140	2,740,719

Rabobank Nederland NV,
Jr. Sub. Notes, 144A
11.00%(c)	12/31/49	A2	480	617,692
Sr. Unsec’d. Notes, 144A
4.20%	05/13/14	Aaa	900	946,389

				4,304,800

Supra National Bank — 0.4%
Asian Development Bank, Sr. Unsec’d. Notes
4.125%	09/15/10	Aaa	2,800	2,847,785

Inter-American Development Bank, Sr. Unsec’d. Notes
4.75%	10/19/12	Aaa	1,700	1,837,542

International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN
5.50%	11/25/13	Aaa	1,400	1,559,890

				6,245,217

South Korea — 0.1%
Shinhan Bank, Sr. Unsec’d. Notes, 144A(a)
4.375%	09/15/15	A2	920	916,235

Spain — 0.1%
Telefonicaemisiones SAU, Gtd. Notes
4.949%	01/15/15	Baa1	1,610	1,700,076

Sweden — 0.1%
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A
4.875%	06/10/14	Aa2	1,510	1,589,376

Switzerland — 0.3%
Credit Suisse, Sub. Notes(a)
6.00%	02/15/18	Aa2	1,330	1,408,179

Weatherford International Ltd.,
Gtd. Notes
7.00%	03/15/38	Baa1	1,400	1,480,217

9.625%	03/01/19	Baa1	1,075	1,360,269

				4,248,665

United Kingdom — 1.2%
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.75%	05/22/19	Aa3	3,790	4,192,850
Sub. Notes, 144A
6.05%	12/04/17	Baa1	210	216,566
BAT International Finance PLC, Gtd. Notes, 144A
9.50%	11/15/18	Baa1	1,735	2,246,870
British Telecommunications PLC, Sr. Unsec’d. Notes
9.625%	12/15/30	Baa2	500	629,640
HSBC Holdings PLC, Sub. Notes
6.80%	06/01/38	A1	2,050	2,198,272
Royal Bank of Scotland Group PLC (The),
Bank Gtd. Notes
4.875%	03/16/15	Aa3	3,440	3,439,154
Gov’t. Liquid Gtd. Notes, 144A
2.625%	05/11/12	Aaa	2,705	2,761,713
Vodafone Group PLC, Sr. Unsec’d. Notes
5.45%	06/10/19	Baa1	1,250	1,297,148
WPP Finance UK, Gtd. Notes
8.00%	09/15/14	Baa3	1,820	2,091,158

				19,073,371

United States — 12.8%
Altria Group, Inc.,
Gtd. Notes
9.95%	11/10/38	Baa1	700	919,214
10.20%	02/06/39	Baa1	1,540	2,064,660
AmerisourceBergen Corp., Gtd. Notes
4.875%	11/15/19	Baa3	160	159,325
Amgen, Inc., Sr. Unsec’d. Notes
6.40%	02/01/39	A3	440	475,409
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/14	Baa3	1,715	1,857,868
6.45%	09/15/36	Baa3	320	326,125
8.70%	03/15/19	Baa3	380	470,128
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes, 144A
5.375%	11/15/14	Baa2	420	454,905
8.00%	11/15/39	Baa2	555	702,281
AT&T, Inc.,
Sr. Unsec’d. Notes
5.80%(a)	02/15/19	A2	590	630,679
6.55%	02/15/39	A2	2,660	2,796,304
Atmos Energy Corp., Sr. Unsec’d. Notes
8.50%	03/15/19	Baa2	1,115	1,367,955
Bank of America Corp.,
Sr. Unsec’d. Notes
6.00%	09/01/17	A2	555	577,214
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	975	986,378
Bank of America NA, Sub. Notes(a)
6.10%	06/15/17	A1	8,300	8,543,240
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes
4.30%	05/15/14	Aa2	415	436,868
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes
0.68%(c)	02/11/13	Aa2	2,700	2,709,804
Browning-Ferris Industries, Inc., Gtd. Notes
7.40%	09/15/35	Baa3	1,505	1,668,934
Bunge Ltd. Finance Corp., Gtd. Notes
5.35%	04/15/14	Baa2	1,795	1,873,625
Camden Property Trust, REIT Sr. Unsec’d. Notes
5.00%	06/15/15	Baa1	1,910	1,902,643
Capital One Bank USA NA,
Sr. Unsec’d. Notes
5.75%	09/15/10	A2	825	841,454
Sub. Notes
8.80%	07/15/19	A3	1,500	1,812,387
CareFusion Corp.,
Sr. Unsec’d. Notes
5.125%	08/01/14	Baa3	1,700	1,804,164
6.375%(a)	08/01/19	Baa3	1,215	1,328,667
CBS Corp.,
Gtd. Notes
5.75%	04/15/20	Baa3	1,160	1,164,986
8.875%(a)	05/15/19	Baa3	2,310	2,790,489
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes
8.50%	11/15/18	A2	700	873,361
CenturyTel, Inc., Sr. Unsec’d. Notes(a)
7.60%	09/15/39	Baa3	2,820	2,718,353
Citigroup, Inc., Unsec’d. Notes(a)
8.50%	05/22/19	A3	6,640	7,750,115
CNA Financial Corp., Sr. Unsec’d. Notes(a)
7.35%	11/15/19	Baa3	2,725	2,847,977
Consumers Energy Co., First Mortgage
6.70%	09/15/19	A3	290	327,828
COX Communications, Inc.,
Sr. Unsec’d. Notes
5.45%	12/15/14	Baa2	1,270	1,372,801
Sr. Unsec’d. Notes, 144A(a)
8.375%	03/01/39	Baa2	1,000	1,250,700
CVS Caremark Corp.,
Notes
6.60%	03/15/19	Baa2	120	134,162
Sr. Unsec’d. Notes
5.75%	06/01/17	Baa2	285	307,341
Cytec Industries, Inc., Sr. Unsec’d. Notes
6.00%	10/01/15	Baa3	705	758,339
Darden Restaurants, Inc., Sr. Unsec’d. Notes
6.80%	10/15/37	Baa3	940	995,941
Delhaize America, Inc., Gtd. Notes
9.00%	04/15/31	Baa3	1,900	2,417,007
Digital Realty Trust LP, REIT, Gtd. Notes, 144A
5.875%	02/01/20	Baa2	1,820	1,779,651
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A
5.875%	10/01/19	Baa3	4,330	4,506,179

Discovery Communications LLC, Gtd. Notes(a)
5.625%	08/15/19	Baa2	1,350	1,409,279
Dow Chemical Co. (The), Sr. Unsec’d. Notes
8.55%	05/15/19	Baa3	2,215	2,679,576
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes
6.50%	04/01/20	Ba1	815	824,951
Enbridge Energy Partners LP, Sr. Unsec’d. Notes
5.20%	03/15/20	Baa2	1,430	1,436,233
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
7.50%	07/01/38	Baa3	1,510	1,691,176
9.00%	04/15/19	Baa3	695	853,399
Enterprise Products Operating LLC, Gtd. Notes(a)
6.125%	10/15/39	Baa3	870	855,408
EQT Corp., Sr. Unsec’d. Notes
8.125%	06/01/19	Baa1	2,380	2,827,533
First Niagara Financial Group, Inc., Notes
6.75%	03/19/20	Baa1	525	530,541
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	Aa2	2,095	1,991,819
6.00%	08/07/19	Aa2	2,570	2,715,639
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes(a)
5.375%	03/15/20	A1	3,760	3,725,224
7.50%	02/15/19	A1	5,030	5,748,279
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.50%	03/30/20	Baa3	595	586,020
6.625%	03/30/40	Baa3	1,215	1,195,503
Hasbro, Inc., Sr. Unsec’d. Notes
6.35%	03/15/40	Baa2	2,110	2,084,781
HCP, Inc., Sr. Unsec’d. Notes, MTN
6.70%	01/30/18	Baa3	1,500	1,528,719
International Paper Co.,
Sr. Unsec’d. Notes(a)
7.30%	11/15/39	Baa3	2,065	2,206,768
9.375%	05/15/19	Baa3	935	1,168,841
JPMorgan Chase Bank NA, Sub. Notes
6.00%	10/01/17	Aa2	8,385	8,939,768
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes
7.00%	11/01/39	A2	3,360	3,428,893
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)
5.625%	02/15/15	Baa2	2,355	2,553,689
Kohl’s Corp., Sr. Unsec’d. Notes
6.875%	12/15/37	Baa1	1,300	1,448,750
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	575	584,404
6.875%	02/01/38	Baa2	2,565	2,774,894
6.875%	01/26/39	Baa2	540	584,760
Kroger Co. (The),
Gtd. Notes
5.00%	04/15/13	Baa2	800	851,818
6.15%	01/15/20	Baa2	650	705,613
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A
7.50%	08/15/36	Baa2	2,275	2,193,899
Lorillard Tobacco Co., Sr. Unsec’d. Notes
8.125%	06/23/19	Baa2	915	1,008,053
Magellan Midstream Partners LP, Sr. Unsec’d. Notes
6.55%	07/15/19	Baa2	65	71,991
Marathon Oil Corp., Sr. Unsec’d. Notes
7.50%	02/15/19	Baa1	745	875,080
McKesson Corp., Sr. Unsec’d. Notes
7.50%	02/15/19	Baa3	360	426,866
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	900	951,086
Morgan Stanley,
FDIC Gtd. Notes
3.25%	12/01/11	Aaa	1,445	1,498,173
Sr. Unsec’d. Notes
6.00%	05/13/14	A2	4,650	5,022,637
7.30%(a)	05/13/19	A2	4,580	5,060,025
Nabors Industries, Inc., Gtd. Notes
6.15%	02/15/18	Baa1	1,000	1,065,307
Nevada Power Co., General Refinance Mortgage
7.125%	03/15/19	Baa3	2,000	2,252,174
Newmont Mining Corp., Gtd. Notes
6.25%	10/01/39	Baa2	3,105	3,104,910
News America, Inc., Gtd. Notes
6.65%	11/15/37	Baa1	2,200	2,313,751
Nisource Finance Corp.,
Gtd. Notes
6.125%	03/01/22	Baa3	1,240	1,293,735
6.80%	01/15/19	Baa3	1,000	1,087,118
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/14	Baa2	475	533,377
7.00%	01/15/38	Baa2	1,700	1,910,761
Norfolk Southern Corp., Sr. Unsec’d. Notes
5.90%	06/15/19	Baa1	175	189,078
ONEOK Partners LP, Gtd. Notes(a)
8.625%	03/01/19	Baa2	1,215	1,500,338
Pacific LifeCorp, Sr. Notes, 144A
6.00%	02/10/20	Baa1	3,180	3,103,919
Pemex Project Funding Master Trust, Gtd. Notes
5.75%	03/01/18	Baa1	375	385,929
Plains All American Pipeline LP, Gtd. Notes
8.75%	05/01/19	Baa3	115	140,296
PNC Bank NA, Sub. Notes
6.875%	04/01/18	A2	1,940	2,151,487
ProLogis, REIT Sr. Unsec’d. Notes
7.375%	10/30/19	Baa2	1,595	1,637,303
ProLogis, REIT, Sr. Sec’d. Notes
6.875%	03/15/20	Baa2	1,115	1,101,326
PSE&G Power LLC, Gtd. Notes
6.95%	06/01/12	Baa1	1,575	1,737,573
Republic Services, Inc.,
Gtd. Notes, 144A
6.20%	03/01/40	Baa3	295	287,352
Sr. Unsec’d. Notes, 144A
5.25%	11/15/21	Baa3	955	944,084

Reynolds American, Inc., Gtd. Notes
7.625%	06/01/16	Baa3	1,245	1,398,882
Rowan Cos, Inc., Sr. Unsec’d. Notes
7.875%	08/01/19	Baa3	1,360	1,557,634
Simon Property Group LP, REIT, Sr. Unsec’d. Notes
5.65%	02/01/20	A3	2,590	2,526,915
Staples, Inc., Gtd. Notes
9.75%	01/15/14	Baa2	1,340	1,624,522
Time Warner Cable, Inc., Gtd. Notes
8.75%	02/14/19	Baa2	575	713,104
UnitedHealth Group, Inc., Sr. Unsec’d. Notes
6.50%	06/15/37	Baa1	1,770	1,799,343
US Bancorp, Sr. Unsec’d. Notes
4.20%	05/15/14	Aa3	575	603,285
US Bank NA, Sub. Notes
4.95%	10/30/14	Aa2	730	777,153
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.50%	02/01/15	Baa2	190	190,347
6.125%	02/01/20	Baa2	640	640,162
Verizon Communications, Inc., Sr. Unsec’d. Notes
8.75%	11/01/18	A3	645	809,159
Wachovia Bank NA, Sub. Notes
7.80%	08/18/10	Aa3	1,850	1,897,680
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes
6.125%	08/15/19	Ba1	1,415	1,487,355
Wells Fargo & Co., Sr. Unsec’d. Notes
3.75%	10/01/14	A1	6,000	6,072,678
Whirlpool Corp., Sr. Unsec’d. Notes
8.00%	05/01/12	Baa3	685	752,856
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.30%	09/15/19	Baa3	105	107,503
6.875%	11/15/37	Baa3	485	526,616

				193,970,561

TOTAL CORPORATE BONDS (cost $262,113,758)				267,644,873

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds
4.375%	11/15/39		4,720	4,463,350
U.S. Treasury Notes
0.875%(a)	02/29/12		17,420	17,383,941
1.375%(a)	03/15/13		10,020	9,961,283
2.125%	04/30/10		4,000	4,006,248
2.50%	03/31/15		3,030	3,021,486
3.625%	02/15/20		605	594,696
4.875%	04/30/11		1,130	1,183,322

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,703,518)				40,614,326

	Units
WARRANTS(m)*

France
Fonciere des Regions, expiring 12/31/10	688	771

Italy
Mediobanca SpA, expiring 03/18/11	29,012	3,668

TOTAL WARRANTS (cost $316)		4,439

RIGHTS(m)*

Australia
Ausdrill Ltd., expiring 04/29/10	13,937	—

Brazil
Cia de Transmissao de Energia Electrica Paulista, expiring 04/07/10	23	—

Germany
Volkswagen AG, expiring 04/13/10	2,214	1,376

TOTAL RIGHTS (cost $0)		1,376

TOTAL LONG-TERM INVESTMENTS (cost $1,234,755,841)		1,293,960,656

Shares
SHORT-TERM INVESTMENTS — 21.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 21.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $322,960,689; includes $122,194,887 of cash collateral for securities on loan)(b)(w)	322,960,689	322,960,689

	Principal
	Amount
	(000)#
U.S. TREASURY OBLIGATION(n) — 0.6%
U.S. Treasury Bill
0.1375% 05/20/10
(cost $8,998,316)	$9,000	8,998,315

TOTAL SHORT-TERM INVESTMENTS (cost $331,959,005)		331,959,004

TOTAL INVESTMENTS(o)— 107.1% (cost $1,566,714,846)	1,625,919,660

Liabilities in excess of other assets(x) — (7.1)%	(107,386,474)

NET ASSETS — 100.0%	$1,518,533,186

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

ETF	Exchange Traded Funds

FDIC	Federal Deposit Insurance Corp.

ISE	International Securities Exchange

MTN	Medium Term Note

NVDR	Non-voting Depositary Receipt

PRFC	Preference Shares

REIT	Real Estate Investment Trust

XAMS	Amsterdam Stock Exchange

XLON	London Stock Exchange

XNYS	New York Stock Exchange

XTSE	Toronto Stock Exchange

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

TRY	Turkish Lira

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $119,370,505; cash collateral of $122,194,887 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(m)	The amount represents fair value of derivative subject to equity contacts risk exposure as of March 31, 2010.

(n)	Rate shown is the effective yield at purchase date.

(o)	As of March 31, 2010, 7 securities representing $908,817 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures and forward foreign currency exchange contracts as follows:

Futures contracts open at March 31, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2010	(Depreciation) (1)(2)
Long Positions:
127	2 Year U.S. Treasury Notes	Jun 10	$27,532,844	$27,553,048	$20,204
252	5 Year U.S. Treasury Notes	Jun 10	28,987,743	28,940,626	(47,117)
23	20 Year U.S. Treasury Bonds	Jun 10	2,652,249	2,670,875	18,626
911	Euro Stoxx 50	Jun 10	34,591,332	35,080,108	488,776
393	FTSE 100 Index	Jun 10	33,258,416	33,459,688	201,272
2,484	S&P 500 E-Mini	Jun 10	142,484,154	144,717,840	2,233,686
418	Topix Index	Jun 10	41,111,455	43,704,674	2,593,219

					5,508,666

Short Positions:
300	90 Day Euro Dollar	Dec 10	74,354,325	74,377,500	(23,175)
78	2 Year U.S. Treasury Notes	Jun 10	16,933,688	16,922,344	11,344
492	5 Year U.S. Treasury Notes	Jun 10	56,739,086	56,503,125	235,961
672	10 Year U.S. Treasury Notes	Jun 10	78,552,220	78,120,000	432,220
360	20 Year U.S. Treasury Bonds	Jun 10	41,895,000	41,805,000	90,000
1,042	Russell 2000 Mini	Jun 10	70,225,590	70,553,820	(328,230)

					418,120

					$5,926,786

(1)	Cash of $19,886,278 has been segregated to cover requirements for open futures contacts at March 31, 2010.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $738,063 and equity contracts risk exposure of $5,188,723 as of March 31, 2010.
Forward foreign currency exchange contracts outstanding at March 31, 2010:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 04/06/10	Deutsche Bank	AUD	97	$89,263	$89,020	$(243)
Expiring 04/07/10	Morgan Stanley	AUD	276	252,549	253,002	453
Expiring 04/22/10	Barclays Capital Group	AUD	11,930	10,697,933	10,921,201	223,268
Expiring 04/22/10	Citigroup	AUD	6,013	5,392,218	5,504,754	112,536
Expiring 04/22/10	Toronto Dominion	AUD	7,953	7,110,467	7,280,801	170,334
British Pound,
Expiring 04/06/10	JPMorgan Chase	GBP	95	142,873	143,568	695
Expiring 04/06/10	State Street	GBP	303	457,186	459,713	2,527
Expiring 06/17/10	Citigroup	GBP	28,168	42,390,475	42,723,705	333,230
Expiring 06/17/10	State Street	GBP	8,110	12,149,546	12,301,124	151,578
Canadian Dollar,
Expiring 04/05/10	Morgan Stanley	CAD	1,235	1,214,825	1,216,081	1,256
Euro,
Expiring 04/06/10	JPMorgan Chase	EUR	115	154,880	155,718	838
Expiring 04/06/10	State Street	EUR	380	509,086	512,755	3,669
Expiring 04/22/10	Deutsche Bank	EUR	25,000	34,487,202	33,767,115	(720,087)
Hong Kong Dollar,
Expiring 04/07/10	JPMorgan Chase	HKD	3,626	467,095	467,062	(33)
Japanese Yen,
Expiring 04/05/10	JPMorgan Chase	JPY	90,280	967,852	965,666	(2,186)

Norwegian Krone,
Expiring 04/07/10	Skandinaviska Enskilda Banken	NOK	2,232	375,473	375,467	(6)
Expiring 04/08/10	JPMorgan Chase	NOK	1,664	280,208	279,952	(256)
Expiring 06/18/10	Skandinaviska Enskilda Banken	NOK	133,600	22,931,686	22,392,825	(538,861)
South African Rand,
Expiring 04/06/10	State Street	ZAR	392	52,646	53,467	821
Expiring 04/08/10	JPMorgan Chase	ZAR	650	87,947	88,701	754
Swedish Krona,
Expiring 04/06/10	JPMorgan Chase	SEK	385	52,982	53,367	385
Expiring 04/06/10	Skandinaviska Enskilda Banken	SEK	1,846	255,916	255,597	(319)
Swiss Franc,
Expiring 04/06/10	JPMorgan Chase	CHF	181	170,061	171,827	1,766
Turkish New Lira,
Expiring 04/05/10	Morgan Stanley	TRY	351	230,832	231,220	388

				$140,921,201	$140,663,708	$(257,493)

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
Canadian Dollar,
Expiring 04/06/10	Deutsche Bank	CAD	443	$434,705	$436,180	$(1,475)
Euro,
Expiring 04/07/10	JPMorgan Chase	EUR	107	144,031	144,037	(6)
Expiring 04/22/10	Deutsche Bank	EUR	25,000	35,670,752	33,767,115	1,903,637
Expiring 06/10/10	Barclays Capital Group	EUR	15,000	20,421,180	20,260,688	160,492
Expiring 06/10/10	Barclays Capital Group	EUR	10,000	13,659,592	13,507,125	152,467
Expiring 06/10/10	State Street	EUR	16,600	22,334,057	22,421,828	(87,771)
Expiring 06/18/10	Skandinaviska Enskilda Banken	EUR	16,577	22,931,686	22,391,259	540,427
Japanese Yen,
Expiring 04/22/10	Barclays Capital Group	JPY	950,804	10,697,933	10,171,352	526,581
Expiring 04/22/10	Citigroup	JPY	480,265	5,392,218	5,137,695	254,523
Expiring 04/22/10	Toronto Dominion	JPY	634,604	7,110,467	6,788,763	321,704
Expiring 05/13/10	JPMorgan Chase	JPY	3,870,531	42,664,111	41,410,198	1,253,913
South African Rand,
Expiring 04/06/10	State Street	ZAR	1,524	204,827	208,020	(3,193)
Expiring 04/07/10	Citigroup	ZAR	244	33,054	33,325	(271)
Expiring 04/08/10	JPMorgan Chase	ZAR	2	313	316	(3)
Swiss Franc,
Expiring 04/06/10	State Street	CHF	260	243,698	246,714	(3,016)

				$181,942,624	$176,924,615	$5,018,009

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Australia	$25,301,791	$—	$—
Austria	1,558,881	—	—
Belgium	3,220,301	—	—
Bermuda	8,059,707	—	519,883
Brazil	8,591,627	—	—
Canada	44,304,556	—	—
Cayman Islands	4,795,092	—	—
Chile	469,285	—	—
China	4,639,319	—	—
Czech Republic	3,087,403	—	—
Denmark	4,166,529	—	—
Finland	8,154,329	—	—
France	21,628,077	—	—
Gabon	473,504	—	—
Germany	6,711,690	—	—
Greece	2,339,300	—	—
Guernsey	7,700,607	—	—
Hong Kong	6,246,201	—	—
Hungary	360,286	—	—
India	423,720	—	—
Indonesia	3,714,301	—	—
Ireland	3,098,478	—	—
Israel	4,161,545	—	—
Italy	4,426,432	—	—
Japan	54,034,765	—	382,886
Luxembourg	686,984	—	—
Malaysia	4,079,445	—	—
Marshall Island	45,092	—	—
Mexico	1,185,342	—	—
Netherlands	8,580,858	—	—
New Zealand	70,182	—	—
Norway	4,005,925	—	—
Philippines	1,154,081	—	—
Poland	797,657	—	—
Portugal	229,514	—	—
Puerto Rico	81,000	—	—
Russia	777,000	—	—
Singapore	13,212,298	—	—
South Africa	3,686,543	—	—
South Korea	4,900,307	—	6,048
Spain	9,828,920	—	—
Sweden	8,174,712	—	—
Switzerland	16,291,401	—	—
Taiwan	7,973,270	—	—
Thailand	3,949,574	—	—
Turkey	2,689,130	—	—
United Kingdom	38,102,743	—	—
United States	622,617,121	—	—
Rights:
Australia	—	—	—
Brazil	—	—	—
Germany	1,376	—	—
Warrants:
France	771	—	—
Italy	3,668	—	—
Corporate Bonds:
Australia	—	1,883,094	—
Austria	—	2,657,091	—
Canada	—	6,082,382	—
Cayman Islands	—	6,059,579	—
Denmark	—	1,636,405	—
France	—	2,404,729	—
Germany	—	1,499,686	—
Japan	—	4,151,256	—
Luxembourg	—	8,048,630	—
Mexico	—	1,173,720	—
Netherlands	—	4,304,800	—
Supra National Bank	—	6,245,217	—
South Korea	—	916,235	—
Spain	—	1,700,076	—
Sweden	—	1,589,376	—
Switzerland	—	4,248,665	—
United Kingdom	—	19,073,371	—
United States	—	193,970,561	—
U.S. Treasury Obligations	—	49,612,641	—
Affiliated Money Market Mutual Fund	322,960,689	—	—

Other Financial Instuments*
Futures	5,926,786	—	—
Forward Foreign Currency Contracts	—	4,760,516	—

Total	$1,313,680,115	$322,018,030	$908,817

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Fair Value of Level 2 investments at 12/31/09 was $404,292,335. $165,783,942 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

Affiliated Money Market Mutual Fund (8.0% represents investments purchased with collateral from securities on loan)	21.3%
Exchange Traded Funds	20.7
Oil, Gas & Consumable Fuels	4.5
Telecommunications	4.2
Insurance	4.1
Financial Services	4.0
U.S. Treasury Obligations	3.3
Pharmaceuticals	3.2
Banks	2.9
Foods	2.9
Diversified Financial Services	2.5
Metals & Mining	2.3
Retail & Merchandising	2.2
Commercial Services	1.9
Computer Services & Software	1.7
Chemicals	1.4
Electric	1.3
Real Estate Investment Trusts	1.0
Financial — Bank & Trust	1.0
Oil & Gas	1.0
Commercial Banks	1.0
Construction & Engineering	1.0
Healthcare Products & Services	0.9
Machinery & Equipment	0.9
Aerospace & Defense	0.8
Media	0.8
Healthcare Services	0.7
Tobacco	0.7
Transportation	0.6
Software	0.6
Medical Supplies & Equipment	0.6
Agriculture	0.6
Semiconductors	0.6
Distribution/Wholesale	0.6
Utilities	0.5
Entertainment & Leisure	0.5
Electronic Components & Equipment	0.5
Cable Television	0.5
Clothing & Apparel	0.5
Beverages	0.4
Pipelines	0.4
Environmental Services	0.4
Household Products	0.4
Consumer Products & Services	0.4
Investment Companies	0.4
Biotechnology	0.3
Containers & Packaging	0.3
Restaurants	0.3
Retail	0.3
Manufacturing	0.3
Internet Software & Services	0.2
Paper & Forest Products	0.2
Building Materials & Construction	0.2
Coal	0.2
Holding Companies — Diversified	0.2
Advertising	0.2
Apparel & Textile	0.2
Textiles, Apparel & Luxury Goods	0.2
Office Equipment & Supplies	0.1
Real Estate Management & Development	0.1
Gas Utilities	0.1
Medical Products	0.1
Auto Parts & Equipment	0.1
Automotive Parts	0.1
Storage	0.1
Technology — Information Services	0.1
Thrifts & Mortgage Finance	0.1
Cosmetics & Toiletries	0.1
Airlines	0.1
Diversified Machinery	0.1
Hotels, Restaurants & Leisure	0.1

107.1
Liabilities in excess of other assets	(7.1)

100.0%

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%

COMMON STOCKS

Auto Parts & Equipment — 2.3%
American Axle & Manufacturing Holdings, Inc.*(a)	462,680	$4,617,547
ArvinMeritor, Inc.*(a)	316,535	4,225,742

		8,843,289

Biotechnology — 1.5%
Bio-Rad Laboratories, Inc. (Class A Stock)*	34,735	3,595,767
Seattle Genetics, Inc.*(a)	185,542	2,215,372

		5,811,139

Chemicals — 2.3%
Huntsman Corp.	751,944	9,060,925

Clothing & Apparel — 0.7%
Steven Madden Ltd.*	60,242	2,939,810

Commercial Banks — 1.2%
First Commonwealth Financial Corp.	326,161	2,188,540
UMB Financial Corp.	62,980	2,556,988

		4,745,528

Commercial Services — 9.1%
Coinstar, Inc.*(a)	216,480	7,035,600
GEO Group, Inc. (The)*	335,475	6,649,115
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	268,481	5,777,711
Sotheby’s	193,055	6,002,080
SuccessFactors, Inc.*(a)	185,149	3,525,237
Waste Connections, Inc.*	196,198	6,662,884

		35,652,627

Commercial Services & Supplies — 1.1%
Monster Worldwide, Inc.*(a)	255,240	4,239,536

Computer Hardware — 1.1%
Netezza Corp.*(a)	336,867	4,308,529

Computer Services & Software — 6.8%
ANSYS, Inc.*	171,946	7,417,751
Compellent Technologies, Inc.*(a)	264,198	4,636,675
Informatica Corp.*	289,305	7,770,732
Radiant Systems, Inc.*	162,937	2,325,111
Riverbed Technology, Inc.*(a)	159,300	4,524,120

		26,674,389

Diversified Financial Services — 1.6%
Broadpoint Gleacher Securities, Inc.*(a)	392,530	1,570,120
Duff & Phelps Corp. (Class A Stock)	165,991	2,778,689
optionsXpress Holdings, Inc.*	111,740	1,820,245

		6,169,054

Electronic Components — 1.7%
Universal Electronics, Inc.*	302,049	6,747,775

Electronic Components & Equipment — 4.3%
Coherent, Inc.*	166,712	5,328,116
DTS, Inc.*(a)	214,236	7,292,593
GrafTech International Ltd.*	304,655	4,164,634

		16,785,343

Entertainment & Leisure — 3.1%
Bally Technologies, Inc.*(a)	185,514	7,520,737
Shuffle Master, Inc.*	586,084	4,800,028

		12,320,765

Financial Services — 3.1%
Cash America International, Inc.	310,069	12,241,524

Healthcare Products — 3.2%
Cutera, Inc.*(a)	162,902	1,689,294
Thoratec Corp.*(a)	321,390	10,750,495

		12,439,789

Healthcare Providers & Services — 1.3%
Lincare Holdings, Inc.*(a)	115,902	5,201,682

Healthcare Services — 5.4%
Amedisys, Inc.*(a)	111,702	6,168,184
Centene Corp.*	181,615	4,366,025
Genoptix, Inc.*(a)	161,570	5,734,119
Psychiatric Solutions, Inc.*	162,380	4,838,924

		21,107,252

Healthcare Technology — 1.9%
Eclipsys Corp.*	373,757	7,430,289

Internet Services — 1.8%
TIBCO Software, Inc.*	665,353	7,179,159

Lodging — 0.5%
Choice Hotels International, Inc.	58,221	2,026,673

Machinery & Equipment — 1.6%
Regal-Beloit Corp.	104,487	6,207,573

Medical Supplies & Equipment — 3.8%
American Medical Systems Holdings, Inc.*(a)	378,733	7,036,859
Quality Systems, Inc.(a)	83,808	5,149,163
Vital Images, Inc.*	163,980	2,651,557

		14,837,579

Metals & Mining — 2.3%
Northwest Pipe Co.*	167,689	3,664,005
Titanium Metals Corp.*(a)	331,260	5,495,603

		9,159,608

Oil & Gas — 7.3%
Brigham Exploration Co.*	247,505	3,947,705
Lufkin Industries, Inc.	131,327	10,394,532
OYO Geospace Corp.*(a)	157,315	7,521,230
Unit Corp.*	38,045	1,608,543
Whiting Petroleum Corp.*	65,835	5,322,101

		28,794,111

Pharmaceuticals — 6.7%
BioMarin Pharmaceutical, Inc.*(a)	229,090	5,353,833
Cubist Pharmaceuticals, Inc.*	92,885	2,093,628
Herbalife Ltd. (Cayman Islands)	82,640	3,811,357
ICON PLC, ADR (Ireland)*	166,313	4,390,663
Onyx Pharmaceuticals, Inc.*	125,100	3,788,028
Regeneron Pharmaceuticals, Inc.*(a)	109,032	2,888,258
Salix Pharmaceuticals Ltd.*	52,880	1,969,780

Vivus, Inc.*(a)	213,695	1,863,420

		26,158,967

Real Estate Investment Trust — 0.9%
Redwood Trust, Inc.(a)	217,662	3,356,348

Retail & Merchandising — 7.3%
BJ’s Restaurants, Inc.*(a)	339,475	7,909,767
Chico’s FAS, Inc.	280,945	4,051,227
Genesco, Inc.*	384,564	11,925,330
Vitamin Shoppe, Inc.*	204,390	4,588,555

		28,474,879

Semiconductors — 11.1%
FormFactor, Inc.*(a)	417,852	7,421,052
ON Semiconductor Corp.*	805,179	6,441,432
Rovi Corp.*(a)	276,765	10,276,284
Teradyne, Inc.*(a)	485,645	5,424,655
Varian Semiconductor Equipment Associates, Inc.*(a)	264,330	8,754,610
Veeco Instruments, Inc.*(a)	118,325	5,147,137

		43,465,170

Software — 1.3%
MedAssets, Inc.*(a)	244,280	5,129,880

Telecommunications — 1.6%
EMS Technologies, Inc.*	293,226	4,867,552
MasTec, Inc.*	103,453	1,304,542

		6,172,094

Transportation — 1.5%
Landstar System, Inc.	140,000	5,877,200

TOTAL LONG-TERM INVESTMENTS (cost $304,284,319)		389,558,486

SHORT-TERM INVESTMENT — 32.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $127,714,858; includes $120,399,919 of cash collateral for securities on loan)(b)(w)	127,714,858	127,714,858

TOTAL INVESTMENTS — 132.0% (cost $431,999,177)		517,273,344

Liabilities in excess of other assets — (32.0)%		(125,539,547)

NET ASSETS — 100.0%		$391,733,797

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $115,801,699; cash collateral of $120,399,919 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$389,558,486	$—	$—
Affiliated Money Market Mutual Fund	127,714,858	—	—

Total	$517,273,344	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%

COMMON STOCKS — 96.7%

Aerospace — 1.2%
BE Aerospace, Inc.*(a)	80,659	$2,456,067
Curtiss-Wright Corp. (Class B Stock)	22,500	783,000
Esterline Technologies Corp.*	20,700	1,023,201
Moog, Inc. (Class A Stock)*	6,350	224,917
Triumph Group, Inc.	64,113	4,493,680

		8,980,865

Aerospace & Defense — 0.7%
Ducommun, Inc.	18,500	388,685
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(a)	84,930	1,985,663
Teledyne Technologies, Inc.*	64,913	2,678,960

		5,053,308

Agriculture — 0.1%
Andersons, Inc. (The)	29,500	987,660

Airlines — 0.5%
AirTran Holdings, Inc.*(a)	26,500	134,620
Alaska Air Group, Inc.*	22,000	907,060
JetBlue Airways Corp.*(a)	29,500	164,610
Republic Airways Holdings, Inc.*(a)	125,200	741,184
SkyWest, Inc.	110,200	1,573,656

		3,521,130

Apparel & Textile — 0.1%
Maidenform Brands, Inc.*	34,400	751,640

Automotive Components — 1.0%
Cooper Tire & Rubber Co.	256,672	4,881,902
Superior Industries International, Inc.	71,860	1,155,509
WABCO Holdings, Inc.*	58,620	1,753,910

		7,791,321

Automotive Parts — 0.7%
Asbury Automotive Group, Inc.*	63,500	844,550
ATC Technology Corp.*	119,780	2,055,425
Sonic Automotive, Inc. (Class A Stock)*(a)	118,200	1,300,200
Spartan Motors, Inc.	43,200	241,920
Standard Motor Products, Inc.	71,400	708,288

		5,150,383

Banks
Guaranty Bancorp*	23,800	37,842

Biotechnology — 0.2%
Affymetrix, Inc.*	41,200	302,408
Celera Corp.*	11,900	84,490
Emergent Biosolutions, Inc.*	19,400	326,114
Lexicon Pharmaceuticals, Inc.*	335,100	495,948
United Therapeutics Corp.*	6,200	343,046
XOMA Ltd. (Bermuda)*	110,700	63,221

		1,615,227

Broadcasting — 0.6%
Belo Corp. (Class A Stock)	211,019	1,439,150
Journal Communications, Inc. (Class A Stock)*	139,800	587,160
Lin TV Corp. (Class A Stock)*	91,116	523,917
LodgeNet Interactive Corp.*(a)	101,000	703,970
Sinclair Broadcast Group, Inc. (Class A Stock)*	221,700	1,126,236

		4,380,433

Building Materials — 0.2%
ABM Industries, Inc.	12,800	271,360
Ameron International Corp.(a)	9,300	584,877
Apogee Enterprises, Inc.	19,400	306,714
NCI Building Systems, Inc.*	17,360	191,654
Nordic American Tanker Shipping (Bermuda)(a)	9,300	281,511
Trex Co., Inc.*	4,900	104,321

		1,740,437

Building Products — 0.5%
Gibraltar Industries, Inc.*	235,825	2,973,753
Simpson Manufacturing Co., Inc.	35,033	972,516

		3,946,269

Business Services — 0.3%
GP Strategies Corp.*	7,500	62,700
Kforce, Inc.*	25,600	389,376
Medidata Solutions, Inc.*	4,590	69,768
School Specialty, Inc.*	80,722	1,833,197
Viad Corp.	9,700	199,335

		2,554,376

Capital Markets — 1.8%
Affiliated Managers Group, Inc.*(a)	32,190	2,543,010
Artio Global Investors, Inc.(a)	111,970	2,770,138
Cohen & Steers, Inc.	55,370	1,382,035
Duff & Phelps Corp. (Class A Stock)	79,590	1,332,337
FBR Capital Markets Corp.*	332,260	1,511,783
HFF, Inc. (Class A Stock)*	244,180	1,814,257
Raymond James Financial, Inc.	68,750	1,838,375

Thomas Weisel Partners Group, Inc.*	98,467	385,991

		13,577,926

Chemicals — 2.7%
Aceto Corp.	43,700	263,948
Cabot Corp.	43,461	1,321,215
Compass Minerals International, Inc.	15,400	1,235,542
Cytec Industries, Inc.	36,668	1,713,862
Ferro Corp.*	249,090	2,189,501
Fuller (H.B.) Co.	49,400	1,146,574
Innophos Holdings, Inc.	22,900	638,910
Innospec, Inc.*	21,200	240,832
Koppers Holdings, Inc.	62,750	1,777,080
Minerals Technologies, Inc.	8,800	456,192
NewMarket Corp.	7,500	772,425
Olin Corp.	71,402	1,400,907
OM Group, Inc.*	68,000	2,303,840
PolyOne Corp.*	137,730	1,410,355
Rockwood Holdings, Inc.*	22,900	609,598
Schulman, (A.), Inc.	19,470	476,431
Solutia, Inc.*	58,200	937,602
Spartech Corp.*	139,300	1,629,810

		20,524,624

Clothing & Apparel — 1.0%
Brown Shoe Co., Inc.	28,425	440,019
Carter’s, Inc.*	19,800	597,168
Deckers Outdoor Corp.*	6,200	855,600
G-III Apparel Group Ltd.*	22,000	606,320
Gymboree Corp.*(a)	11,500	593,745
Iconix Brand Group, Inc.*	60,900	935,424
Jones Apparel Group, Inc.	97,500	1,854,450
Skechers USA, Inc. (Class A Stock)*	15,400	559,328
Warnaco Group, Inc. (The)*	15,900	758,589

		7,200,643

Commercial Banks — 4.7%
Bancorp, Inc. (The)*	350,323	3,117,875
City National Corp.	23,800	1,284,486
Cullen/Frost Bankers, Inc.	31,162	1,738,839
First Interstate Bancsystem, Inc.	21,600	351,000
First Security Group, Inc.	323,149	698,002
IBERIABANK Corp.	120,284	7,218,243
KeyCorp	235,760	1,827,140
Signature Bank*(a)	167,404	6,202,318
SVB Financial Group*(a)	63,050	2,941,913
Synovus Financial Corp.(a)	777,032	2,556,435
Tompkins Financial Corp.	20,437	745,542
Umpqua Holdings Corp.	206,517	2,738,415
Wintrust Financial Corp.(a)	116,880	4,349,105

		35,769,313

Commercial Services & Supplies — 2.2%
Deluxe Corp.	124,400	2,415,848
Diebold, Inc.	70,710	2,245,750
DynCorp International, Inc. (Class A Stock)*	98,800	1,136,200
HealthSpring, Inc.*	53,800	946,880
PHH Corp.*(a)	90,000	2,121,300
Towers Watson & Co. (Class A Stock)	117,322	5,572,795
United Stationers, Inc.*	40,850	2,404,022

		16,842,795

Communications Equipment — 0.8%
Bel Fuse, Inc. (Class B Stock)	24,650	496,698
Black Box Corp.	49,090	1,510,008
Digi International, Inc.*	109,720	1,167,421
Plantronics, Inc.	93,780	2,933,438

		6,107,565

Computer Hardware — 0.2%
Insight Enterprises, Inc.*	28,700	412,132
Mercury Computer Systems, Inc.*	26,000	356,720
Quantum Corp.*	168,000	441,840

		1,210,692

Computer Services & Software — 2.2%
Agilysys, Inc.	3,100	34,627
Aspen Technology, Inc.*	72,800	746,200
Brocade Communications Systems, Inc.*	288,272	1,646,033
CACI International, Inc. (Class A Stock)*(a)	38,219	1,866,998
CIBER, Inc.*	100,100	374,374
Dynamics Research Corp.*	22,500	253,575
Fortinet, Inc.*	9,300	163,494
Gartner, Inc.*(a)	32,200	716,128
Global Defense Technology & Systems, Inc.*	16,800	225,120
infoGROUP, Inc.*	9,300	72,540
JDA Software Group, Inc.*	23,339	649,291
Mantech International Corp. (Class A Stock)*	6,200	302,746
Netscout Systems, Inc.*	14,600	215,934
Novell, Inc.*	151,343	906,544
Parametric Technology Corp.*	136,696	2,467,363
Progress Software Corp.*	15,400	484,022
Quest Software, Inc.*	16,800	298,872
QuinStreet, Inc.*(a)	6,200	105,462
Radisys Corp.*	10,600	94,976
SS&C Technologies Holdings, Inc.*	6,100	91,988
Sybase, Inc.*(a)	66,785	3,113,517
Sykes Enterprises, Inc.*	20,300	463,652
SYNNEX Corp.*	35,700	1,055,292
TIBCO Software, Inc.*	21,200	228,748
Virtusa Corp.*	7,100	73,201

		16,650,697

Computers & Peripherals — 0.2%
Rimage Corp.*	39,820	575,797

Unisys Corp.*	23,220	810,146

		1,385,943

Computers — Networking — 0.3%
Calix, Inc.*	3,700	49,765
Xyratex Ltd. (Bermuda)*	118,527	2,006,662

		2,056,427

Conglomerates — 0.3%
AZZ, Inc.	11,000	372,350
Teleflex, Inc.	30,950	1,982,966

		2,355,316

Construction — 0.1%
Brookfield Homes Corp.*	10,600	92,644
Meritage Homes Corp.*	4,400	92,400
Standard Pacific Corp.*	105,000	474,600

		659,644

Construction and Engineering — 1.0%
EMCOR Group, Inc.*	180,960	4,457,045
Granite Construction, Inc.	32,190	972,782
Tutor Perini Corp.*(a)	107,886	2,346,520

		7,776,347

Consumer Products & Services — 1.1%
American Greetings Corp. (Class A Stock)	52,900	1,102,436
Buckeye Technologies, Inc.*	116,900	1,529,052
Central Garden & Pet Co.*	106,849	1,054,599
G & K Services, Inc. (Class A Stock)	68,128	1,763,153
JAKKS Pacific, Inc.*(a)	44,100	575,505
Jarden Corp.	6,851	228,070
Regis Corp.(a)	82,232	1,536,094
Tupperware Brands Corp.	3,200	154,304

		7,943,213

Containers & Packaging — 0.9%
AptarGroup, Inc.(a)	77,203	3,037,938
Graham Packaging Co., Inc.*	43,200	542,160
Silgan Holdings, Inc.	53,949	3,249,348

		6,829,446

Distribution/Wholesale
Brightpoint, Inc.*	21,600	162,648

Diversified Consumer Services — 0.4%
Sotheby’s(a)	29,260	909,694
Steiner Leisure Ltd. (Bahamas)*	49,382	2,188,610

		3,098,304

Diversified Financial Services — 0.2%
BGC Partners, Inc. (Class A Stock)	89,100	544,401
Marlin Business Services Corp.*	7,500	76,125
Meru Networks, Inc.*	27,100	519,507
Oppenheimer Holdings, Inc. (Class A Stock)	7,500	191,325
Teton Advisors, Inc. (Class A Stock)	376	4,324
Virtus Investment Partners, Inc.*	750	15,630

		1,351,312

Diversified Operations — 0.1%
Compass Diversified Holdings	20,700	315,882
Standex International Corp.	11,500	296,355

		612,237

Electric Utilities — 1.1%
MGE Energy, Inc.	34,830	1,231,589
NV Energy, Inc.	145,260	1,791,056
Portland General Electric Co.	271,427	5,241,255

		8,263,900

Electrical Equipment — 0.9%
GrafTech International Ltd.*	176,080	2,407,014
Regal-Beloit Corp.	74,920	4,450,997

		6,858,011

Electronic Components & Equipment — 2.7%
A123 Systems, Inc.*(a)	300	4,122
Arris Group, Inc.*	78,439	942,052
AVX Corp.	69,451	986,204
Belden, Inc.	109,052	2,994,568
Benchmark Electronics, Inc.*	35,750	741,455
Checkpoint Systems, Inc.*	20,300	449,036
Coherent, Inc.*	90,660	2,897,494
CTS Corp.	32,600	307,092
EnerSys*	68,800	1,696,608
FEI Co.*	22,900	524,639
Littelfuse, Inc.*(a)	56,411	2,144,182
OSI Systems, Inc.*	3,500	98,175
Park Electrochemical Corp.	33,880	973,711
Plexus Corp.*	9,300	335,079
PowerSecure International, Inc.*	14,600	115,048
Synopsys, Inc.*(a)	60,105	1,344,549
Technitrol, Inc.	11,000	58,080
TTM Technologies, Inc.*(a)	73,200	650,016
VAALCO Energy, Inc.	56,900	281,086
Zebra Technologies Corp. (Class A Stock)*	90,794	2,687,503

		20,230,699

Electronic Equipment & Instruments
Encore Wire Corp.	9,700	201,760

Energy Equipment & Services — 0.7%
Gulf Island Fabrication, Inc.	66,130	1,438,327
ION Geophysical Corp.*	289,570	1,424,684
Matrix Service Co.*	155,650	1,674,794
National Oilwell Varco, Inc.	12,460	505,627
Superior Well Services, Inc.*(a)	31,420	420,400

		5,463,832

Entertainment & Leisure — 0.3%
Carmike Cinemas, Inc.*	36,000	499,320

Isle of Capri Casinos, Inc.*	19,400	150,932
Scientific Games Corp. (Class A Stock)*	87,528	1,232,394

		1,882,646

Environmental Services — 0.5%
Clean Harbors, Inc.*	27,634	1,535,345
EnergySolutions, Inc.	96,070	617,730
Tetra Tech, Inc.*	64,436	1,484,606
Waste Services, Inc.*	7,500	74,175

		3,711,856

Equipment Services
RPC, Inc.	17,925	199,505

Exchange Traded Funds — 0.2%
iShares Nasdaq Biotechnology Index Fund*(a)	11,767	1,070,091
iShares Russell 2000 Index Fund(a)	10,307	698,918

		1,769,009

Financial — Bank & Trust — 6.2%
1st Source Corp.	8,000	140,400
1st United Bancorp, Inc.*	42,300	340,515
Ameris Bancorp.(a)	17,823	160,942
BancFirst Corp.	7,500	314,325
Banco Latinoamericano de Comercio Exterior SA (Panama)	25,600	367,616
BancorpSouth, Inc.	93,216	1,953,807
Bank of the Ozarks, Inc.(a)	10,600	373,014
Banner Corp.	7,500	28,800
Berkshire Hills Bancorp, Inc.	10,100	185,133
Boston Private Financial Holdings, Inc.	110,273	812,712
Brookline Bancorp, Inc.	45,400	483,056
Cardinal Financial Corp.	124,546	1,330,151
Cathay General Bancorp	44,500	518,425
Chemical Financial Corp.	17,185	405,910
Citizens Republic Bancorp, Inc.*	151,923	179,269
City Holding Co.(a)	34,800	1,193,292
Columbia Banking System, Inc.	20,500	416,355
Community Bank System, Inc.	19,400	441,932
Community Trust Bancorp, Inc.	33,742	914,071
CVB Financial Corp.	211,700	2,102,181
East West Bancorp, Inc.	28,700	499,954
Farmers Capital Bank Corp.	7,500	64,275
Financial Institutions, Inc.	11,000	160,820
First Bancorp (Puerto Rico)(a)	26,500	63,865
First Bancorp (United States)	14,600	197,392
First Community Bancshares, Inc.	40,100	496,037
First Defiance Financial Corp.	6,600	66,792
First Financial Bancorp(a)	181,749	3,233,315
First Financial Holdings, Inc.	12,800	192,768
First Horizon National Corp.*	112,946	1,586,891
First Merchants Corp.	16,300	113,448
First Niagara Financial Group, Inc.	95,417	1,356,830
First South Bancorp, Inc.	6,200	77,500
FirstMerit Corp.	112,575	2,428,243
FNB Corp.	138,000	1,119,180
Hancock Holding Co.	41,249	1,724,621
Hawaiian Holdings, Inc.*	63,100	465,047
Heartland Financial USA, Inc.	7,500	119,775
Hudson Valley Holding Corp.	7,800	188,760
Independent Bank Corp.	33,500	826,110
Lakeland Bancorp, Inc.	23,800	210,630
Nara Bancorp, Inc.*	83,800	734,088
National Penn Bancshares, Inc.(a)	250,392	1,727,705
Northwest Bancshares, Inc.	36,600	429,684
Ocwen Financial Corp.*(a)	75,400	836,186
Old Second Bancorp, Inc.	4,000	26,360
Oriental Financial Group, Inc. (Puerto Rico)	21,600	291,600
Pacific Capital Bancorp*(a)	32,200	58,282
PacWest Bancorp(a)	125,171	2,856,402
Park National Corp.(a)	7,500	467,325
Penson Worldwide, Inc.*(a)	51,600	519,612
Peoples Bancorp, Inc.	18,800	309,824
Porter Bancorp, Inc.	1,880	24,628
Prosperity Bancshares, Inc.	24,300	996,300
Provident Financial Services, Inc.	42,800	509,320
Renasant Corp.	37,300	603,514
Republic Bancorp, Inc. (Class A Stock)	12,946	243,903
S&T Bancorp, Inc.(a)	17,200	359,480
Shore Bancshares, Inc.	3,100	44,175
Sierra Bancorp	11,900	153,391
Simmons First National Corp. (Class A Stock)	10,100	278,457
South Financial Group, Inc. (The)(a)	349,300	241,471
Southside Bancshares, Inc.	20,420	440,459
Southwest Bancorp, Inc.	19,400	160,438
Sterling Bancorp	18,100	181,905
Sterling Bancshares, Inc.	58,900	328,662
Suffolk Bancorp	6,600	202,686
Susquehanna Bancshares, Inc.	97,300	954,513
Trico Bancshares	15,400	306,460
Trustmark Corp.	27,300	666,939
Union First Market Bankshares Corp.	13,900	209,890
United Bankshares, Inc.(a)	10,100	264,822
United Community Banks, Inc.*(a)	33,499	147,730
Washington Trust Bancorp, Inc.	13,200	246,048
WesBanco, Inc.	18,100	294,306
West Bancorp, Inc.	17,200	113,176
Wilshire Bancorp, Inc.	26,000	286,780
Zions Bancorp(a)	122,618	2,675,525

		47,046,205

Financial — Brokerage — 0.2%
Knight Capital Group, Inc. (Class A Stock)*(a)	71,900	1,096,475
Piper Jaffray Cos.*	7,100	286,130

		1,382,605

Financial Institutions — 0.1%
Fifth Street Finance Corp.(a)	14,600	169,506
Kayne Anderson Energy Development Co.	14,220	229,795

		399,301

Financial Services — 2.2%
Advance America Cash Advance Centers, Inc.	35,300	205,446
Alliance Financial Corp.	3,500	103,180
Assured Guaranty Ltd. (Bermuda)	100,500	2,207,985
BlackRock Kelso Capital Corp.	23,413	233,194
CompuCredit Holdings Corp.	18,100	93,396
Dime Community Bancshares	25,200	318,276
Dollar Financial Corp.*	53,968	1,298,470
Doral Financial Corp. (Puerto Rico)*(a)	34,800	149,988
Encore Capital Group, Inc.*	22,000	361,900
Federated Investors, Inc. (Class B Stock)(a)	76,273	2,012,082
Financial Engines, Inc.*	12,400	209,560
Flushing Financial Corp.	13,900	175,974
Global Cash Access Holdings, Inc.*	28,200	230,394
Hallmark Financial Services, Inc.*	17,600	158,400
Lakeland Financial Corp.	15,000	285,750
Max Capital Group Ltd. (Bermuda)(a)	45,900	1,055,241
MCG Capital Corp.*	148,186	772,049
National Financial Partners Corp.*	8,400	118,440
NBT Bancorp, Inc.	29,100	664,935
Nelnet, Inc. (Class A Stock)	67,500	1,252,800
OceanFirst Financial Corp.	11,500	130,640
Prospect Capital Corp.	32,871	399,384
Santander BanCorp (Puerto Rico)*	14,600	179,142
Stifel Financial Corp.*	12,800	688,000
TICC Capital Corp.	19,174	126,357
Trustco Bank Corp.	49,400	304,798
United Community Financial Corp.*	14,426	21,783
Waterstone Financial, Inc.*	900	3,258
Whitney Holding Corp.(a)	81,018	1,117,238
World Acceptance Corp.*(a)	41,000	1,479,280
WSFS Financial Corp.(a)	10,000	390,000

		16,747,340

Food — 1.4%
American Italian Pasta Co. (Class A Stock)*	25,200	979,524
B&G Foods, Inc. (Class A Stock)	36,200	379,376
Chiquita Brands International, Inc.*(a)	90,600	1,425,138
Corn Products International, Inc.	59,630	2,066,776
Dean Foods Co.*	178,184	2,795,707
Nash-Finch Co.	11,500	386,975
Sanderson Farms, Inc.	28,724	1,539,893
Spartan Stores, Inc.	58,200	839,244
TreeHouse Foods, Inc.*	8,400	368,508

		10,781,141

Food & Staples Retailing — 0.7%
Casey’s General Stores, Inc.	117,430	3,687,302
Weis Markets, Inc.(a)	33,090	1,203,152

		4,890,454

Food Products — 0.1%
Smithfield Foods, Inc.*(a)	47,890	993,239

Gas Utilities — 0.5%
New Jersey Resources Corp.	80,839	3,036,313
Northwest Natural Gas Co.	21,010	979,066

		4,015,379

Healthcare — Medical Providers — 0.1%

Team Health Holdings Inc.*	21,600	362,880

Healthcare Equipment & Services — 0.1%
National Dentex Corp.*	85,887	848,564

Healthcare Providers & Services — 0.8%
Cross Country Healthcare, Inc.*	63,120	638,143
LifePoint Hospitals, Inc.*(a)	50,822	1,869,233
RehabCare Group, Inc.*	115,412	3,147,286

		5,654,662

Healthcare Services — 1.2%
American Dental Partners, Inc.*	16,500	215,325
AmSurg Corp.*	69,046	1,490,703
Cantel Medical Corp.	28,700	569,695
Continucare Corp.*	15,900	58,830
Gentiva Health Services, Inc.*	42,800	1,210,384
HealthSouth Corp.*	28,200	527,340
Magellan Health Services, Inc.*	15,400	669,592
Nighthawk Radiology Holdings, Inc.*	95,200	302,736
Odyssey HealthCare, Inc.*	20,200	365,822
Protalix BioTherapeutics, Inc.*(a)	22,000	144,320
Res-Care, Inc.*	31,300	375,287
Seattle Genetics, Inc.*(a)	13,700	163,578
Sunrise Senior Living, Inc.*	265,800	1,360,896
Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	45,100	800,976
WellCare Health Plans, Inc.*	37,500	1,116,750

		9,372,234

Healthcare Technology — 0.1%
MedQuist, Inc.	64,380	502,808

Hotels, Restaurants & Leisure — 0.6%
Brinker International, Inc.(a)	30,360	585,341
California Pizza Kitchen, Inc.*	130,549	2,191,918
CKE Restaurants, Inc.	100,200	1,109,214
Morgans Hotel Group Co.*	40,070	256,848
Ruby Tuesday, Inc.*	62,600	661,682

		4,805,003

Household Durables — 0.2%
La-Z-Boy, Inc.*	91,700	1,149,918
Tempur-Pedic International, Inc.*	16,800	506,688

		1,656,606

Household Products — 0.6%
Central Garden & Pet Co. (Class A Stock)*	329,559	3,018,760
Helen of Troy Ltd. (Bermuda)*	34,400	896,464
Prestige Brands Holdings, Inc.*	73,400	660,600

		4,575,824

Industrial Products — 1.9%
Actuant Corp. (Class A Stock)	19,800	387,090
Acuity Brands, Inc.(a)	30,000	1,266,300
Barnes Group, Inc.	70,600	1,373,876
Brady Corp. (Class A Stock)	72,153	2,245,402
Ceradyne, Inc.*	16,300	369,847
EnPro Industries, Inc.*	59,500	1,730,260
Interface, Inc. (Class A Stock)	162,735	1,884,471
Interline Brands, Inc.*	46,300	886,182
Myers Industries, Inc.	22,900	239,992
Tredegar Corp.	9,700	165,676
Watts Water Technologies, Inc. (Class A Stock)	53,767	1,670,003
WESCO International, Inc.*(a)	70,869	2,459,863

		14,678,962

Insurance — 6.2%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	72,220	3,239,067
American Equity Investment Life Holding Co.	134,900	1,436,685
American Physicians Capital, Inc.	15,533	496,279
American Safety Insurance Holding Ltd. (Bermuda)*	3,500	58,065
AMERISAFE, Inc.*	89,500	1,465,115
AmTrust Financial Services, Inc.	24,300	338,985
Arch Capital Group Ltd. (Bermuda)*	20,590	1,569,987
Argo Group International Holdings Ltd. (Bermuda)	23,458	764,496
Aspen Insurance Holdings Ltd. (Bermuda)	45,900	1,323,756
CNA Surety Corp.*	126,920	2,257,907
Conseco, Inc.*(a)	137,546	855,536
Delphi Financial Group, Inc. (Class A Stock)	65,300	1,642,948
EMC Insurance Group, Inc.	59,270	1,334,760
Employers Holdings, Inc.	298,466	4,432,220
Endurance Specialty Holdings Ltd. (Bermuda)	35,125	1,304,894
Fidelity National Financial, Inc. (Class A Stock)	37,840	560,789
FPIC Insurance Group, Inc.*	3,950	107,084
Harleysville Group, Inc.	7,500	253,200
Horace Mann Educators Corp.	96,878	1,458,983
Infinity Property & Casualty Corp.	62,328	2,832,184
Meadowbrook Insurance Group, Inc.	473,920	3,743,968
Navigators Group, Inc.*	14,100	554,553
NYMAGIC, Inc.	6,600	140,118
Platinum Underwriters Holdings Ltd. (Bermuda)	117,558	4,359,051
PMA Capital Corp. (Class A Stock)*	39,000	239,460
ProAssurance Corp.*	62,922	3,683,454
Radian Group, Inc.(a)	148,600	2,324,104
Reinsurance Group of America, Inc.	49,434	2,596,274
RLI Corp.	4,000	228,080
Selective Insurance Group, Inc.	45,000	747,000
Symetra Financial Corp.*	22,000	289,960
Tower Group, Inc.	4,362	96,706

		46,735,668

Internet Services — 0.5%
Adaptec, Inc.*	25,100	82,077
Ancestry.com, Inc.*	9,900	167,805
Digital River, Inc.*	77,241	2,340,402
EarthLink, Inc.	48,100	410,774
SonicWALL, Inc.*	17,200	149,468
United Online, Inc.(a)	104,168	779,177

		3,929,703

Leisure Equipment & Products — 0.6%
Callaway Golf Co.(a)	523,272	4,615,259

Life Science Tools & Services
Enzo Biochem, Inc.*	18,790	113,116

Machinery — 3.4%
AGCO Corp.*(a)	63,240	2,268,419
Albany International Corp. (Class A Stock)	84,780	1,825,313
Altra Holdings, Inc.*	235,180	3,229,021
Duoyuan Printing, Inc.*	35,700	385,560
IDEX Corp.	48,514	1,605,813
Kaydon Corp.	129,051	4,852,318

Mueller Industries, Inc.	52,700	1,411,833
Mueller Water Products, Inc. (Class A Stock)	333,520	1,594,226
RBC Bearings, Inc.*	77,925	2,483,470
Snap-on, Inc.	37,670	1,632,618
Wabtec Corp.	95,160	4,008,139

		25,296,730

Machinery & Equipment — 1.4%
A.O. Smith Corp.	30,000	1,577,100
Applied Industrial Technologies, Inc.	93,300	2,318,505
Cascade Corp.	3,100	99,851
Chart Industries, Inc.*	14,600	292,000
Columbus McKinnon Corp.*	9,300	147,591
Gardner Denver, Inc.	47,427	2,088,685
Kadant, Inc.*	93,078	1,341,254
T-3 Energy Services, Inc.*	13,700	336,472
Tennant Co.	3,500	95,865
Terex Corp.*(a)	95,546	2,169,850

		10,467,173

Manufacturing — 0.1%
STR Holdings, Inc.*	27,300	641,550

Marine — 0.3%
Kirby Corp.*(a)	53,780	2,051,707

Media — 0.1%
Entercom Communications Corp. (Class A Stock)*	34,400	409,016

Medical Products — 0.2%
Cooper Cos., Inc. (The)	43,019	1,672,579

Medical Supplies & Equipment — 0.6%
CONMED Corp.*	59,975	1,428,005
Cypress Bioscience, Inc.*	9,700	47,530
Halozyme Therapeutics, Inc.*	11,000	87,890
Incyte Corp.*	28,700	400,652
Kensey Nash Corp.*	21,981	518,532
Patterson Cos., Inc.	46,625	1,447,706
STERIS Corp.	12,300	414,018
Vital Images, Inc.*	29,200	472,164

		4,816,497

Metals & Mining — 2.1%
Ampco-Pittsburgh Corp.	5,700	141,474
Carpenter Technology Corp.	56,340	2,062,044
CIRCOR International, Inc.	13,200	438,372
Cliffs Natural Resources, Inc.(a)	11,430	810,958
Cloud Peak Energy, Inc.*(a)	32,200	535,808
Coeur d’alene Mines Corp.*(a)	28,200	422,436
Haynes International, Inc.	71,340	2,534,710
Hecla Mining Co.*(a)	19,000	103,930
Horsehead Holding Corp.*	82,340	974,906
Kaiser Aluminum Corp.	17,010	656,076
Metalico, Inc.*(a)	141,100	845,189
Olympic Steel, Inc.	23,310	761,071
Quanex Building Products Corp.	28,425	469,865
Royal Gold, Inc.	11,900	549,899
RTI International Metals, Inc.*(a)	99,569	3,019,928
Stillwater Mining Co.*	51,200	664,576
USEC, Inc.*(a)	22,000	126,940
Worthington Industries, Inc.	44,100	762,489

		15,880,671

Multi-Utilities — 0.1%
CMS Energy Corp.(a)	40,960	633,242

Office Equipment — 0.1%
ACCO Brands Corp.*	52,500	402,150
Ennis, Inc.	10,600	172,462
Knoll, Inc.	38,400	432,000

		1,006,612

Oil & Gas — 3.1%
ATP Oil & Gas Corp.*(a)	22,900	430,749
Berry Petroleum Co. (Class A Stock)	123,302	3,472,184
Bolt Technology Corp.*	13,700	154,947
Brigham Exploration Co.*	30,900	492,855
Cal Dive International, Inc.*	158,300	1,160,339
Complete Production Services, Inc.*	19,000	219,450
EXCO Resources, Inc.	117,700	2,163,326
Frontier Oil Corp.	89,540	1,208,790
Global Industries Ltd.*	74,500	478,290
Goodrich Petroleum Corp.*(a)	104,871	1,640,182
Gulfport Energy Corp.*	160,100	1,799,524
Headwaters, Inc.*	38,400	176,256
Key Energy Services, Inc.*(a)	230,181	2,198,229
Lufkin Industries, Inc.	6,600	522,390
Parker Drilling Co.*	52,900	260,797
Pioneer Drilling Co.*	18,100	127,424
Rosetta Resources, Inc.*	37,000	871,350
Stone Energy Corp.*	34,000	603,500
Swift Energy Co.*(a)	119,092	3,660,888
TETRA Technologies, Inc.*	43,200	527,904
Toreador Resources Corp.*	11,000	89,980
Western Refining, Inc.*(a)	34,000	187,000
WGL Holdings, Inc.	28,200	977,130

		23,423,484

Oil, Gas & Consumable Fuels — 0.9%
Bill Barrett Corp.*(a)	66,890	2,054,192
Carrizo Oil & Gas, Inc.*(a)	60,410	1,386,409
Denbury Resources, Inc.*(a)	36,684	618,859
Petroquest Energy, Inc.*(a)	84,920	427,148
Rex Energy Corp.*	89,170	1,015,646
St. Mary Land & Exploration Co.(a)	30,960	1,077,718

		6,579,972

Paper & Forest Products — 1.1%
Boise, Inc.*	25,600	156,928
Cellu Tissue Holdings, Inc.*	34,000	339,320

Louisiana-Pacific Corp.*(a)	212,310	1,921,405
Neenah Paper, Inc.	36,378	576,228
Rock-Tenn Co. (Class A Stock)	47,200	2,150,904
Schweitzer-Mauduit International, Inc.	57,684	2,743,451
Universal Forest Products, Inc.(a)	15,400	593,208

		8,481,444

Personal Services — 0.1%
GEO Group, Inc. (The)*	13,700	271,534
Stewart Enterprises, Inc. (Class A Stock)	107,600	672,500

		944,034

Pharmaceuticals — 0.2%
Ariad Pharmaceuticals, Inc.*	52,500	178,500
Cadence Pharmaceuticals, Inc.*	10,600	96,778
Kendle International, Inc.*	4,900	85,652
Nutraceutical International Corp.*	2,000	29,880
Par Pharmaceutical Cos., Inc.*	35,300	875,440
Pharmasset, Inc.*	5,300	142,040
XenoPort, Inc.*	5,700	52,782

		1,461,072

Printing & Publishing — 0.2%
Courier Corp.	46,196	762,696
Valassis Communications, Inc.*	22,500	626,175

		1,388,871

Professional Services — 0.4%
CDI Corp.	890	13,047
COMSYS IT Partners, Inc.*	11,000	192,280
Korn/Ferry International*(a)	31,820	561,623
SFN Group, Inc.*	56,400	451,764
TrueBlue, Inc.*	118,130	1,831,015

		3,049,729

Publishing
AH Belo Corp. (Class A Stock)*	34,000	243,780

Railroads
Portec Rail Products, Inc.	2,200	25,564

Real Estate Investment Trusts — 7.8%
American Campus Communities, Inc.	13,700	378,942
Anworth Mortgage Asset Corp.(a)	82,000	552,680
Ashford Hospitality Trust, Inc.*(a)	56,900	407,973
Associated Estates Realty Corp.	49,800	686,742
BioMed Realty Trust, Inc.(a)	196,847	3,255,849
CapLease, Inc.	57,800	320,790
CBL & Associates Properties, Inc.(a)	258,580	3,542,546
Cedar Shopping Centers, Inc.	57,800	457,198
Cogdell Spencer, Inc.	168,740	1,248,676
Colonial Properties Trust	50,500	650,440
Corporate Office Properties Trust	29,240	1,173,401
Cousins Properties, Inc.	200,896	1,669,446
DCT Industrial Trust, Inc.(a)	160,500	839,415
Developers Diversified Realty Corp.(a)	72,300	879,891
DiamondRock Hospitality Co.*	82,354	832,599
EastGroup Properties, Inc.	45,160	1,704,339
Education Realty Trust, Inc.	238,704	1,372,548
Entertainment Properties Trust(a)	26,900	1,106,397
Equity LifeStyle Properties, Inc.	19,000	1,023,720
Equity One, Inc.(a)	116,857	2,207,429
Extra Space Storage, Inc.	27,800	352,504
First Industrial Realty Trust, Inc.*(a)	257,100	1,995,096
First Potomac Realty Trust	34,400	517,032
Glimcher Realty Trust	128,300	650,481
Hersha Hospitality Trust	270,860	1,403,055
Home Properties, Inc.	7,500	351,000
Inland Real Estate Corp.	41,900	383,385
iStar Financial, Inc.*(a)	112,900	518,211
LaSalle Hotel Properties	103,440	2,410,152
Lexington Realty Trust(a)	262,647	1,709,831
LTC Properties, Inc.	29,100	787,446
MFA Financial, Inc.	466,835	3,435,906
Mid-America Apartment Communities, Inc.(a)	100,165	5,187,545
National Retail Properties, Inc.(a)	93,000	2,123,190
NorthStar Realty Finance Corp.(a)	145,250	611,503
Omega Healthcare Investors, Inc.	59,500	1,159,655
Parkway Properties, Inc.	74,500	1,399,110
Pebblebrook Hotel Trust*	44,780	941,723
Pennsylvania Real Estate Investment Trust(a)	111,100	1,385,417
Pennymac Mortgage Investment Trust*	200	3,322
PS Business Parks, Inc.	8,400	448,560
Resource Capital Corp.	56,900	384,644
Saul Centers, Inc.	34,390	1,423,746
Senior Housing Properties Trust	128,800	2,852,920
Strategic Hotels & Resorts, Inc.*	38,500	163,625
Sun Communities, Inc.(a)	26,900	677,880
Sunstone Hotel Investors, Inc.*	61,420	686,061
Washington Real Estate Investment Trust(a)	18,220	556,621

		58,830,642

Real Estate Management & Development — 0.6%
CB Richard Ellis Group, Inc. (Class A Stock)*	79,115	1,253,972
Jones Lang LaSalle, Inc.	43,120	3,143,017

		4,396,989

Registered Investment Companies — 0.2%
Allied Capital Corp.	72,800	361,816
American Capital Ltd.*	175,500	891,540
Gladstone Capital Corp.	22,500	265,500

		1,518,856

Restaurants — 0.5%
CEC Entertainment, Inc.*(a)	29,500	1,123,950
Domino’s Pizza, Inc.*	96,000	1,309,440
Einstein Noah Restaurant Group, Inc.*	43,000	522,450
Ruth’s Hospitality Group, Inc.*	192,800	1,021,840

		3,977,680

Retail & Merchandising — 4.2%
Abercrombie & Fitch Co. (Class A Stock)	41,589	1,898,122
Bebe Stores, Inc.	65,733	585,024
BJ’s Wholesale Club, Inc.*(a)	47,906	1,772,043
Cabela’s, Inc.*(a)	61,700	1,079,133
Cash America International, Inc.	54,200	2,139,816
Collective Brands, Inc.*(a)	34,800	791,352
Core-Mark Holding Co., Inc.*	16,700	511,187
Dole Food Co., Inc.*(a)	156,383	1,853,138
Dress Barn, Inc.*(a)	47,200	1,234,752
Ethan Allen Interiors, Inc.	77,960	1,608,315
Finish Line, Inc. (The) (Class A Stock)	49,800	812,736
Genesco, Inc.*	16,800	520,968
hhgregg, Inc.*(a)	74,192	1,872,606
Houston Wire & Cable Co.	8,800	101,904
Jo-Ann Stores, Inc.*	22,000	923,560
Jos. A. Bank Clothiers, Inc.*	22,500	1,229,625
Lithia Motors, Inc. (Class A Stock)*(a)	131,200	839,680
Men’s Wearhouse, Inc. (The)(a)	30,618	732,995
Oxford Industries, Inc.	59,500	1,209,635
Pantry, Inc. (The)*	111,044	1,386,940
Perry Ellis International, Inc.*	101,150	2,291,047
PetSmart, Inc.	61,181	1,955,345
RC2 Corp.*	19,400	290,418
Rent-A-Center, Inc.*	90,400	2,137,960
Saks, Inc.*(a)	103,004	885,834
Sport Supply Group, Inc.	9,000	120,960
World Fuel Services Corp.	41,000	1,092,240

		31,877,335

Road & Rail — 0.7%
Genesee & Wyoming, Inc. (Class A Stock)*	62,240	2,123,629
J.B. Hunt Transport Services, Inc.(a)	50,330	1,805,841
Landstar System, Inc.	32,380	1,359,312

		5,288,782

Semiconductors — 1.5%
Amkor Technology, Inc.*(a)	57,300	405,111
DSP Group, Inc.*	24,300	202,419
Emulex Corp.*	122,802	1,630,810
Lattice Semiconductor Corp.*	30,400	111,568
MaxLinear, Inc. (Class A Stock)*	12,500	221,875
MKS Instruments, Inc.*	26,500	519,135
Photronics, Inc.*	32,200	163,898
PMC — Sierra, Inc.*	83,800	747,496
Richardson Electronics Ltd.	75,348	599,017
Semtech Corp.*	19,000	331,170
Sigma Designs, Inc.*(a)	17,200	201,756
Skyworks Solutions, Inc.*	144,600	2,255,760
Veeco Instruments, Inc.*(a)	15,000	652,500
Zoran Corp.*	294,890	3,173,016

		11,215,531

Semiconductors & Semiconductor Equipment — 0.7%
Entegris, Inc.*	102,011	514,135
Exar Corp.*	196,942	1,388,441
ON Semiconductor Corp.*	121,270	970,160
Varian Semiconductor Equipment Associates, Inc.*	37,990	1,258,229
Verigy Ltd. (Singapore)*	102,140	1,141,925

		5,272,890

Software — 1.8%
Citrix Systems, Inc.*(a)	75,940	3,604,872
CSG Systems International, Inc.*	19,000	398,240
EPIQ Systems, Inc.*	50,070	622,370
Lawson Software, Inc.*	871,903	5,763,279
McAfee, Inc.*	55,118	2,211,885
Take-Two Interactive Software, Inc.*	97,000	955,450

		13,556,096

Specialty Retail — 0.8%
Cato Corp. (The) (Class A Stock)	132,867	2,848,669
Children’s Place Retail Stores, Inc. (The)*	35,900	1,599,345
MarineMax, Inc.*	131,970	1,419,997

		5,868,011

Telecommunications — 0.6%
Atlantic Tele-Network, Inc.	3,500	157,255
Aviat Networks, Inc.*	22,900	151,827
Cincinnati Bell, Inc.*	202,400	690,184
Consolidated Communications Holdings, Inc.	53,500	1,014,360
CPI International, Inc.*	6,600	87,516
MasTec, Inc.*	38,800	489,268
Oplink Communications, Inc.*	15,900	294,786
Polycom, Inc.*	4,900	149,842
Premiere Global Services, Inc.*	54,200	447,692
RF Micro Devices, Inc.*	34,400	171,312
Symmetricon, Inc.*	19,400	113,102
Syniverse Holdings, Inc.*	15,400	299,838

Tekelec*	29,100	528,456

		4,595,438

Textiles, Apparel & Luxury Goods — 0.9%
Fossil, Inc.*	37,890	1,429,969
Hanesbrands, Inc.*	107,260	2,983,973
Timberland Co. (Class A Stock)*	115,825	2,471,705

		6,885,647

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.*(a)	57,300	628,581
People’s United Financial, Inc.	67,260	1,051,946
Westfield Financial, Inc.	104,930	964,307

		2,644,834

Trading Companies & Distributors — 0.2%
Rush Enterprises, Inc. (Class A Stock)*	83,580	1,104,092

Transportation — 1.2%
Aircastle Ltd. (Bermuda)	58,700	555,889
Arkansas Best Corp.	18,500	552,780
Atlas Air Worldwide Holdings, Inc.*	19,800	1,050,390
Con-Way, Inc.(a)	34,120	1,198,294
DHT Maritime, Inc. (Marshall Islands)	26,500	103,880
Echo Global Logistics, Inc.*	500	6,455
Gulfmark Offshore, Inc. (Class A Stock)*	46,300	1,229,265
Heartland Express, Inc.	28,700	473,550
Horizon Lines, Inc. (Class A Stock)	91,700	498,848
International Shipholding Corp.	11,500	337,985
Knight Transportation, Inc.	5,300	111,777
Knightsbridge Tankers Ltd. (Bermuda)	22,500	381,150
Marten Transport Ltd.*	19,000	374,490
Old Dominion Freight Line, Inc.*	35,840	1,196,698
Pacer International, Inc.*	71,400	429,828
Saia, Inc.*	26,000	360,880

		8,862,159

Utilities — 3.2%
AGL Resources, Inc.	84,979	3,284,438
American States Water Co.	9,300	322,710
Avista Corp.	31,700	656,507
California Water Service Group	11,900	447,559
Central Vermont Public Service Corp.	8,800	177,496
Chesapeake Utilities Corp.	7,500	223,500
Cleco Corp.	34,800	923,940
Comfort Systems USA, Inc.	71,400	891,786
El Paso Electric Co.*	57,300	1,180,380
Great Plains Energy, Inc.	238,161	4,422,650
IDACORP, Inc.	55,793	1,931,554
South Jersey Industries, Inc.(a)	59,734	2,508,231
Southwest Gas Corp.	58,200	1,741,344
UIL Holdings Corp.	16,300	448,250
UniSource Energy Corp.	68,800	2,163,072
Westar Energy, Inc.	127,908	2,852,348

		24,175,765

TOTAL COMMON STOCKS (cost $615,605,877)		729,858,628

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Notes(k) (cost $1,026,321)
1.25%	11/30/10	$1,020	1,026,256

TOTAL LONG-TERM INVESTMENTS (cost $616,632,198)			730,884,884

	Shares
SHORT-TERM INVESTMENT — 18.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(cost $142,930,630; includes $117,726,317 of cash collateral for securities on loan)(b)(w)	142,930,630	142,930,630

TOTAL INVESTMENTS — 115.7% (cost $759,562,828)		873,815,514

Liabilities in excess of other assets(x) — (15.7)%		(118,892,964)

NET ASSETS — 100.0%		$754,922,550

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $113,409,102; cash collateral of $117,726,317 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Security segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:

Futures contracts open at March 31, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2010	Appreciation(1)
Long Position:
174	Russell 2000 Mini	Jun 10	$11,756,135	$11,781,540	$25,405

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$729,858,628	$—	$—
U.S. Treasury Obligation	—	1,026,256	—
Affiliated Money Market Mutual Fund	142,930,630	—	—

Other Financial Instuments*
Futures	25,405	—	—

Total	$872,814,663	$1,026,256	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%

COMMON STOCKS — 63.1%

Advertising — 0.2%
Aegis Group PLC (United Kingdom)	251,130	$484,745
Lamar Advertising Co. (Class A Stock)*	20,200	693,870
Omnicom Group, Inc.	42,100	1,633,901
WPP PLC (United Kingdom)	118,944	1,232,796

		4,045,312

Aerospace & Defense — 1.3%
Boeing Co. (The)	50,400	3,659,544
Finmeccanica SpA (Italy)	89,153	1,189,702
General Dynamics Corp.	29,600	2,285,120
Goodrich Corp.	26,700	1,882,884
Lockheed Martin Corp.	52,300	4,352,406
Northrop Grumman Corp.	25,600	1,678,592
Raytheon Co.	31,000	1,770,720
Rockwell Collins, Inc.	9,000	563,310
Rolls-Royce Group PLC (United Kingdom)*	145,779	1,317,360
Teledyne Technologies, Inc.*	10,100	416,827
Triumph Group, Inc.	9,000	630,810
United Technologies Corp.	105,200	7,743,772

		27,491,047

Airlines — 0.1%
AirTran Holdings, Inc.*(a)	32,400	164,592
AMR Corp.*	40,200	366,222
Delta Air Lines, Inc.*	6,800	99,212
SkyWest, Inc.	12,000	171,360
Southwest Airlines Co.	117,200	1,549,384

		2,350,770

Automobile Manufacturers — 0.7%
Bayerische Motoren Werke AG (Germany)	32,415	1,496,454
Ford Motor Co.*(a)	78,700	989,259
Harley-Davidson, Inc.(a)	56,700	1,591,569
Honda Motor Co. Ltd. (Japan)	44,900	1,584,875
Oshkosh Corp.*	11,100	447,774
PACCAR, Inc.(a)	73,600	3,189,824
Toyota Motor Corp. (Japan)	107,700	4,314,221
Volkswagen AG (PRFC Shares) (Germany)	12,941	1,186,815
Winnebago Industries, Inc.*(a)	15,300	223,533

		15,024,324

Automotive Parts — 0.4%
Advance Auto Parts, Inc.	5,300	222,176
Aisin Seiki Co. Ltd. (Japan)	39,300	1,177,024
Autoliv, Inc. AB*	16,983	878,480
AutoZone, Inc.*(a)	12,600	2,180,934
BorgWarner, Inc.*	5,200	198,536
CLARCOR, Inc.	2,500	86,225
Commercial Vehicle Group, Inc.*	622	4,429
GKN PLC (United Kingdom)*	614,736	1,287,346
Goodyear Tire & Rubber Co. (The)*	31,100	393,104
H&E Equipment Services, Inc.*	4,000	43,120
Johnson Controls, Inc.	75,500	2,490,745
Koito Manufacturing Co. Ltd. (Japan)	37,000	549,321

		9,511,440

Beverages — 1.4%
Boston Beer Co., Inc. (Class A Stock)*	12,700	663,702
Cia Cervecerias Unidas SA, ADR (Chile)(a)	21,000	787,710
Coca-Cola Co. (The)	209,600	11,528,000
Kirin Holdings Co. Ltd. (Japan)	75,000	1,106,268
PepsiCo, Inc.(a)	199,646	13,208,579
Pernod-Ricard SA (France)	30,957	2,628,740
Reed’s, Inc.*	52,400	89,080

		30,012,079

Biotechnology
Alexion Pharmaceuticals, Inc.*	3,800	206,606
Illumina, Inc.*(a)	7,600	295,640
Incyte Corp.*	17,600	245,696
Maxygen, Inc.*	38,700	254,259

		1,002,201

Building Materials — 0.3%
Bouygues SA (France)	42,063	2,114,569
Cemex SAB de CV (Mexico)*	591,976	607,597
Martin Marietta Materials, Inc.(a)	3,300	275,715
Masco Corp.	104,500	1,621,840
Universal Forest Products, Inc.(a)	12,500	481,500
USG Corp.*(a)	12,800	219,648

		5,320,869

Business Services — 0.1%
Corporate Executive Board Co. (The)	9,400	249,946
Fidelity National Information Services, Inc.	23,100	541,464
FTI Consulting, Inc.*	10,100	397,132
Manpower, Inc.	12,800	731,136
Navigant Consulting, Inc.*	22,800	276,564
Robert Half International, Inc.	10,600	322,558

		2,518,800

Cable Television — 0.1%
Comcast Corp. (Class A Stock)	146,800	2,762,776
DISH Network Corp. (Class A Stock)	17,400	362,268

		3,125,044

Chemicals — 0.9%
Air Water, Inc. (Japan)	70,000	801,155
Albemarle Corp.	15,000	639,450
American Vanguard Corp.	35,600	290,140
Arch Chemicals, Inc.	17,550	603,545
Asahi Kasei Corp. (Japan)	225,000	1,210,557
BASF SE (Germany)	36,536	2,266,043
Cabot Corp.	18,100	550,240
Dow Chemical Co. (The)	43,500	1,286,295
E.I. du Pont de Nemours & Co.	86,959	3,238,353
Hitachi Chemical Co. Ltd. (Japan)	38,900	840,496
Mosaic Co. (The)	10,100	613,777
Potash Corp. of Saskatchewan, Inc. (Canada)	5,400	644,490
Sherwin-Williams Co. (The)	20,900	1,414,512
Sigma-Aldrich Corp.	9,300	499,038
Symyx Technologies, Inc.*	41,500	186,335
Syngenta AG (Switzerland)	5,097	1,415,404
Tosoh Corp. (Japan)	148,000	376,768
Wacker Chemie AG (Germany)	13,119	1,956,208

		18,832,806

Clothing & Apparel — 0.3%
Anvil Holdings, Inc.*(g)	125	156
Cintas Corp.	23,100	648,879
Coach, Inc.	70,500	2,786,160
NIKE, Inc. (Class B Stock)(a)	31,300	2,300,550

		5,735,745

Commercial Banks — 0.4%
DnB NOR ASA (Norway)*	250,105	2,857,405
Home Bancshares, Inc.	16,668	440,702
KeyCorp	175,500	1,360,125
Standard Chartered PLC (United Kingdom)	139,793	3,813,134
Western Alliance Bancorp*	18,100	102,989
Wilmington Trust Corp.(a)	19,900	329,743

		8,904,098

Commercial Services — 0.4%
Benesse Holdings, Inc. (Japan)	32,200	1,394,909
Cielo SA (Brazil)	171,400	1,627,883
Dollar Thrifty Automotive Group, Inc.*	17,600	565,488
Education Management Corp.*	7,800	170,820
H&R Block, Inc.	45,200	804,560
Huron Consulting Group, Inc.*	7,600	154,280
Jackson Hewitt Tax Service, Inc.*	21,300	42,600
Paychex, Inc.	18,800	577,160
QinetiQ Group PLC (United Kingdom)	397,177	807,638
Verisk Analytics, Inc. (Class A Stock)*	5,100	143,820
Western Union Co. (The)	86,700	1,470,432

		7,759,590

Computer Hardware — 2.5%
3D Systems Corp.*	18,300	249,795
Apple, Inc.*	87,000	20,438,910
CommVault Systems, Inc.*	5,100	108,885
Computer Sciences Corp.*	21,000	1,144,290
Dell, Inc.*	134,600	2,020,346
Hewlett-Packard Co.	195,900	10,412,085
International Business Machines Corp.	124,950	16,024,838
Isilon Systems, Inc.*	48,100	414,141
Palm, Inc.*(a)	43,600	163,936
Riverbed Technology, Inc.*	3,800	107,920
SanDisk Corp.*	42,500	1,471,775

		52,556,921

Computer Services & Software — 3.4%
Accenture PLC (Class A Stock) (Ireland)	67,000	2,810,650
Activision Blizzard, Inc.	59,954	723,045
American Reprographics Co.*	40,500	363,285
Art Technology Group, Inc.*	83,200	366,912
Autodesk, Inc.*	82,200	2,418,324
Automatic Data Processing, Inc.	53,200	2,365,804
Autonomy Corp. PLC (United Kingdom)*	35,918	993,634
Avid Technology, Inc.*(a)	18,100	249,418
CA, Inc.	164,600	3,863,162
Cadence Design Systems, Inc.*	58,200	387,612
Cerner Corp.*	2,200	187,132
Cisco Systems, Inc.*	480,300	12,502,209
Electronic Arts, Inc.*	31,300	584,058
EMC Corp.*	184,000	3,319,360
F5 Networks, Inc.*	2,200	135,322
FactSet Research Systems, Inc.	8,100	594,297
Fiserv, Inc.*	15,700	796,932
Global Payments, Inc.(a)	13,000	592,150
Intuit, Inc.*(a)	79,900	2,743,766
Jack Henry & Associates, Inc.	25,200	606,312
Logica PLC (United Kingdom)	360,786	747,326
McAfee, Inc.*	90,900	3,647,817
Microsoft Corp.	858,200	25,119,514
NetApp, Inc.*(a)	30,600	996,336
NS Solutions Corp. (Japan)	24,700	447,818
Red Hat, Inc.*	97,080	2,841,532
Salary.com, Inc.*	63,400	183,860
SYNNEX Corp.*	18,000	532,080
Tech Data Corp.*	7,500	314,250
Websense, Inc.*	22,600	514,602

		71,948,519

Conglomerates — 0.4%
Altria Group, Inc.	155,400	3,188,808
DCC PLC (Ireland)	70,705	1,833,567
Hutchison Whampoa Ltd. (Hong Kong)	138,400	1,012,476
Jardine Cycle & Carriage Ltd. (Singapore)	47,000	987,069
Textron, Inc.(a)	47,700	1,012,671

		8,034,591

Construction — 0.4%
Carillion PLC (United Kingdom)	208,771	1,035,333
China Railway Construction Corp. (Class H Stock) (China)	961,000	1,184,502
D.R. Horton, Inc.	58,100	732,060
Fluor Corp.	23,900	1,111,589
Insituform Technologies, Inc. (Class A Stock)*	22,600	601,386
McDermott International, Inc. (Panama)*	41,100	1,106,412
Toll Brothers, Inc.*(a)	25,300	526,240
Vulcan Materials Co.	31,000	1,464,440

		7,761,962

Consumer Products & Services — 2.4%
Avon Products, Inc.	60,100	2,035,587
Church & Dwight Co., Inc.	1,000	66,950
Clorox Co.	44,200	2,834,988
Colgate-Palmolive Co.	19,800	1,688,148
Fortune Brands, Inc.	20,400	989,604
Harman International Industries, Inc.*	22,400	1,047,872
Johnson & Johnson	255,346	16,648,559
Kimberly-Clark Corp.	69,900	4,395,312
L’Oreal SA (France)	19,186	2,017,642
Procter & Gamble Co. (The)	308,355	19,509,598
Rent-A-Center, Inc.*	25,200	595,980

		51,830,240

Distribution/Wholesale — 0.4%
Fastenal Co.(a)	27,800	1,334,122
Fossil, Inc.*	15,200	573,648
Genuine Parts Co.	7,800	329,550
Mitsubishi Corp. (Japan)	83,400	2,185,581
Mitsui & Co. Ltd. (Japan)	177,800	2,987,740
Pool Corp.	23,112	523,256
Taleo Corp. (Class A Stock)*	15,100	391,241
Tyco International Ltd. (Switzerland)	29,300	1,120,725

		9,445,863

Diversified Manufacturing
John Bean Technologies Corp.	7,824	137,233

Diversified Operations — 1.5%
3M Co.	84,500	7,061,665
A.O. Smith Corp.	15,100	793,807
Danaher Corp.	79,800	6,376,818
General Electric Co.	751,700	13,680,940
Honeywell International, Inc.	86,300	3,906,801
Koppers Holdings, Inc.	17,600	498,432

		32,318,463

Electric — 0.1%
Calpine Corp.*	84,000	998,760
NiSource, Inc.	7,900	124,820
NRG Energy, Inc.*	16,900	353,210
Pepco Holdings, Inc.	40,300	691,145
RRI Energy, Inc.*	58,000	214,020

		2,381,955

Electric — Integrated — 0.5%
Allegheny Energy, Inc.(a)	89,200	2,051,600
American Electric Power Co., Inc.(a)	53,100	1,814,958
Duke Energy Corp.	31,300	510,816
EDP — Energias do Brasil SA (Brazil)	29,100	558,486
Exelon Corp.	76,700	3,360,227
Pinnacle West Capital Corp.	8,600	324,478
Progress Energy, Inc.	7,100	279,456
Scottish & Southern Energy PLC (United Kingdom)	135,312	2,260,744

		11,160,765

Electronic Components & Equipment — 1.5%
A123 Systems, Inc.*(a)	5,500	75,570
Advanced Energy Industries, Inc.*	32,800	543,168
Agilent Technologies, Inc.*	38,500	1,324,015
American Science & Engineering, Inc.	7,900	591,868
AVX Corp.	34,000	482,800
Belden, Inc.	7,150	196,339
Cooper Industries PLC (Ireland)	45,900	2,200,446
CyberOptics Corp.*	9,400	87,796
Emerson Electric Co.(a)	103,200	5,195,088
Energizer Holdings, Inc.*	7,500	470,700
Fanuc Ltd. (Japan)	6,200	657,867
General Cable Corp.*	10,100	272,700
Gentex Corp.	37,800	734,076
Hosiden Corp. (Japan)	52,800	690,709
Konica Minolta Holdings, Inc. (Japan)	125,000	1,458,712
Koninklijke (Royal) Philips Electronics NV (Netherlands)	74,476	2,388,044
Legrand SA (France)	12,524	395,657
LG Display Co. Ltd. (South Korea)	42,530	1,501,678
Mitsubishi Electric Corp. (Japan)	294,000	2,701,316
Nikon Corp. (Japan)	54,800	1,196,351
Nippon Electric Glass Co. Ltd. (Japan)	136,000	1,915,841
Plexus Corp.*	12,800	461,184
Samsung Electronics Co. Ltd. (South Korea)	1,700	1,229,042

Thermo Fisher Scientific, Inc.*(a)	26,200	1,347,728
Tyco Electronics Ltd. (Switzerland)(a)	76,150	2,092,602
Venture Corp. Ltd. (Singapore)	98,000	610,858
Waters Corp.*	13,700	925,298

		31,747,453

Energy — Alternate Sources
First Solar, Inc.*(a)	3,200	392,480

Energy Services — 0.1%
Covanta Holding Corp.*	25,100	418,166
Iberdrola Renovables SA (Spain)	355,488	1,476,439

		1,894,605

Entertainment & Leisure — 0.4%
Ascent Media Corp.*	1,542	42,019
International Game Technology(a)	32,100	592,245
Madison Square Garden, Inc. (Class A Stock)*	4,375	95,069
Nintendo Co. Ltd. (Japan)	4,300	1,439,619
Walt Disney Co. (The)	192,600	6,723,666

		8,892,618

Environmental Control — 0.3%
Republic Services, Inc.	128,565	3,730,956
Stericycle, Inc.*(a)	23,000	1,253,500
Waste Connections, Inc.*(a)	12,650	429,594

		5,414,050

Farming & Agriculture — 0.2%
Alliance One International, Inc.*(a)	59,700	303,873
Bunge Ltd. (Bermuda)(a)	10,100	622,463
Monsanto Co.	60,000	4,285,200

		5,211,536

Financial — Bank & Trust — 3.8%
Allied Irish Banks PLC (Ireland)*	184,023	297,765
Australia & New Zealand Banking Group Ltd. (Australia)	137,317	3,195,587
Banco Santander SA (Spain)	189,785	2,522,332
Bank of America Corp.	1,089,691	19,450,984
Bank of Yokohama Ltd. (The) (Japan)	236,000	1,156,145
BankAtlantic Bancorp, Inc. (Class A Stock)*(a)	50,475	89,342
Barclays PLC, ADR (United Kingdom)	149,400	3,249,450
BNP Paribas (France)	38,550	2,960,578
Brooklyn Federal Bancorp, Inc.	3,500	29,400
Charter International PLC (United Kingdom)	93,860	1,068,954
Citizens Republic Bancorp, Inc.*	27,900	32,922
City National Corp.	10,000	539,700
Close Brothers Group PLC (United Kingdom)	41,156	484,019
Commerce Bancshares, Inc.	15,357	631,787
DBS Group Holdings Ltd. (Singapore)	147,862	1,511,438
Deutsche Bank AG (Germany)	21,316	1,641,929
Deutsche Boerse AG (Germany)	12,874	954,274
East West Bancorp, Inc.	14,800	257,816
Erste Group Bank AG (Austria)	26,322	1,105,668
Essa Bancorp, Inc.	8,700	109,098
Fifth Third Bancorp	147,000	1,997,730
First Defiance Financial Corp.	7,800	78,936
First Horizon National Corp.*	34,982	491,498
Glacier Bancorp, Inc.(a)	25,100	382,273
Intesa Sanpaolo SpA (Italy)*	487,177	1,814,461
Louisiana Bancorp, Inc.*	6,835	101,705
Macquarie Group Ltd. (Australia)	30,497	1,322,318
Mitsubishi UFJ Financial Group, Inc. (Japan)	220,400	1,155,161
Mutualfirst Financial, Inc.	3,100	20,615
National Bank of Greece SA (Greece)*	31,193	627,753
Nordea Bank AB (Sweden)	175,201	1,728,814
Northern Trust Corp.(a)	36,300	2,005,938
Pinnacle Financial Partners, Inc.*	12,600	190,386
Popular, Inc. (Puerto Rico)*	52,100	151,611
Regions Financial Corp.	200,800	1,576,280
Sandy Spring Bancorp, Inc.	17,700	265,500
Signature Bank*	15,100	559,455
State Street Corp.	56,600	2,554,924
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	223,000	1,307,134
Suncorp-Metway Ltd. (Australia)	88,509	693,621
SunTrust Banks, Inc.(a)	24,100	645,639
Swedbank AB (Class A Stock) (Sweden)*	183,315	1,881,235
Synovus Financial Corp.	12,600	41,454
TCF Financial Corp.(a)	9,800	156,212
Texas Capital Bancshares, Inc.*	2,700	51,273
Wells Fargo & Co.	520,424	16,195,595
Westamerica Bancorp(a)	10,000	576,500

		79,863,209

Financial Services — 3.9%
Allied Nevada Gold Corp.*(a)	35,300	584,921
American Express Co.	67,000	2,764,420
Bank of New York Mellon Corp. (The)	90,000	2,779,200
BlackRock, Inc.	1,300	283,088
Charles Schwab Corp. (The)	71,500	1,336,335
China Citic Bank (Class H Stock) (China)	2,759,000	2,068,117
Citigroup, Inc.*	1,304,200	5,282,010
CME Group, Inc.	5,100	1,612,161

Credit Suisse Group AG (Switzerland)	32,595	1,680,139
Eaton Vance Corp.	15,200	509,808
Franklin Resources, Inc.	13,100	1,452,790
Goldman Sachs Group, Inc. (The)	51,400	8,770,382
Heartland Payment Systems, Inc.	25,200	468,720
Interactive Brokers Group, Inc. (Class A Stock)*	10,300	166,345
IntercontinentalExchange, Inc.*	9,600	1,076,928
Invesco Ltd. (Bermuda)(a)	62,000	1,358,420
Janus Capital Group, Inc.	55,300	790,237
JPMorgan Chase & Co.	397,168	17,773,268
Kentucky First Federal Bancorp	8,800	92,312
Marshall & Ilsley Corp.	170,400	1,371,720
MasterCard, Inc. (Class A Stock)	11,300	2,870,200
Moody’s Corp.(a)	34,100	1,014,475
Morgan Stanley	183,400	5,371,786
NYSE Euronext	33,600	994,896
PNC Financial Services Group, Inc.	56,800	3,390,960
Raymond James Financial, Inc.	22,700	606,998
SLM Corp.*	134,700	1,686,444
Societe Generale (France)	28,328	1,781,644
Stifel Financial Corp.*(a)	11,000	591,250
TD Ameritrade Holding Corp.*(a)	49,400	941,564
U.S. Bancorp	197,000	5,098,360
Visa, Inc. (Class A Stock)	65,300	5,944,259
Waddell & Reed Financial, Inc. (Class A Stock)	15,200	547,808

		83,061,965

Food — 1.6%
Archer-Daniels-Midland Co.(a)	32,200	930,580
Campbell Soup Co.	71,200	2,516,920
Compass Group PLC (United Kingdom)	172,989	1,380,804
Dairy Crest Group PLC (United Kingdom)	159,748	901,307
Hershey Co. (The)	8,100	346,761
House Foods Corp. (Japan)	36,100	524,761
Kellogg Co.	59,100	3,157,713
Kraft Foods, Inc. (Class A Stock)	132,385	4,003,322
Kroger Co. (The)	103,000	2,230,980
Nestle SA (Switzerland)	139,642	7,151,620
Senomyx, Inc.*	64,100	209,927
Sysco Corp.	73,100	2,156,450
Tesco PLC (United Kingdom)	602,182	3,979,182
Tootsie Roll Industries, Inc.	18,349	495,976
Unilever PLC (United Kingdom)	69,715	2,047,081
Whole Foods Market, Inc.*	28,400	1,026,660

		33,060,044

Healthcare Products — 0.1%
CareFusion Corp.*	47,900	1,265,997

Healthcare Services — 0.7%
Advisory Board Co. (The)*	15,300	481,950
AMERIGROUP Corp.*	12,600	418,824
Community Health Systems, Inc.*	12,500	461,625
Covance, Inc.*(a)	12,700	779,653
Edwards Lifesciences Corp.*(a)	9,100	899,808
Health Management Associates, Inc. (Class A Stock)*	12,100	104,060
Healthways, Inc.*	7,700	123,739
Humana, Inc.*	21,900	1,024,263
LifePoint Hospitals, Inc.*(a)	17,500	643,650
Medco Health Solutions, Inc.*	39,500	2,550,120
Omnicare, Inc.	15,100	427,179
Tenet Healthcare Corp.*	154,100	881,452
UnitedHealth Group, Inc.	89,700	2,930,499
WellPoint, Inc.*	59,700	3,843,486

		15,570,308

Home Builders — 0.1%
Persimmon PLC (United Kingdom)*	121,600	858,976
Thor Industries, Inc.	7,600	229,596

		1,088,572

Hotels & Motels — 0.4%
Choice Hotels International, Inc.	12,600	438,606
Gaylord Entertainment Co.*(a)	8,900	260,681
Marriott International, Inc. (Class A Stock)	93,948	2,961,241
MGM Mirage, Inc.*(a)	215,772	2,589,264
Starwood Hotels & Resorts Worldwide, Inc.(a)	14,500	676,280
Wynn Resorts Ltd.(a)	6,900	523,227

		7,449,299

Industrial Products — 0.4%
Actuant Corp. (Class A Stock)	17,100	334,305
Culp, Inc.*	20,300	243,397
Foster Wheeler AG (Switzerland)*	29,200	792,488
Harsco Corp.	14,000	447,160
Makita Corp. (Japan)	22,600	744,550
Mohawk Industries, Inc.*	6,500	353,470
Myers Industries, Inc.	25,200	264,096
Nucor Corp.	40,700	1,846,966
Precision Castparts Corp.	23,000	2,914,330

		7,940,762

Insurance — 2.6%
Aetna, Inc.	33,400	1,172,674
Aflac, Inc.	64,000	3,474,560
Allstate Corp. (The)	38,500	1,243,935
Aon Corp.	61,500	2,626,665
AXA SA (France)	112,029	2,492,122

Berkshire Hathaway, Inc. (Class B Stock)*(a)	112,500	9,142,875
Chubb Corp.	48,600	2,519,910
CIGNA Corp.	35,500	1,298,590
Employers Holdings, Inc.	15,100	224,235
Everest Re Group Ltd. (Bermuda)	7,600	615,068
Hartford Financial Services Group, Inc. (The)	19,900	565,558
Infinity Property & Casualty Corp.	10,400	472,576
ING Groep NV, CVA (Netherlands)*	56,054	559,647
Loews Corp.	38,800	1,446,464
Markel Corp.*(a)	1,500	561,990
Marsh & McLennan Cos., Inc.	49,100	1,199,022
MetLife, Inc.	168,000	7,281,120
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	13,413	2,176,682
ProAssurance Corp.*	10,100	591,254
Prudential PLC (United Kingdom)	142,584	1,184,630
QBE Insurance Group Ltd. (Australia)	92,291	1,764,110
SeaBright Insurance Holdings, Inc.	26,000	286,260
Selective Insurance Group, Inc.	14,800	245,680
Sony Financial Holdings, Inc. (Japan)	627	2,058,926
StanCorp Financial Group, Inc.(a)	12,600	600,138
Sun Life Financial, Inc. (Canada)	85,900	2,763,110
Swiss Life Holding AG (Switzerland)*	18,355	2,411,009
Travelers Cos., Inc. (The)	56,099	3,025,980
W.R. Berkley Corp.	7,400	193,066
White Mountains Insurance Group Ltd. (Bermuda)	300	106,500

		54,304,356

Internet Services — 1.7%
Akamai Technologies, Inc.*	33,200	1,042,812
Amazon.com, Inc.*	49,100	6,664,343
Ariba, Inc.*	25,200	323,820
Blue Coat Systems, Inc.*(a)	12,600	391,104
Digital River, Inc.*	7,500	227,250
eBay, Inc.*	48,000	1,293,600
Expedia, Inc.	144,600	3,609,216
Google, Inc. (Class A Stock)*	26,400	14,969,064
Juniper Networks, Inc.*(a)	88,900	2,727,452
Kakaku.com, Inc. (Japan)	233	844,871
Liberty Media Holding Corp. — Interactive (Class A Stock)*	109,600	1,677,976
priceline.com, Inc.*	3,700	943,500
RightNow Technologies, Inc.*	12,900	230,394
VeriSign, Inc.*	66,100	1,719,261

		36,664,663

Machinery & Equipment — 0.5%
Alstom SA (France)	28,654	1,786,860
Applied Industrial Technologies, Inc.(a)	22,600	561,610
Baldor Electric Co.	12,500	467,500
Bucyrus International, Inc.	2,500	164,975
Deere & Co.	35,600	2,116,776
Joy Global, Inc.	29,700	1,681,020
Modec, Inc. (Japan)	29,300	525,576
Nordson Corp.	7,500	509,400
Rockwell Automation, Inc.	51,700	2,913,812
Stanley Black & Decker, Inc.	9,700	556,877
Toshiba Machine Co. Ltd. (Japan)	89,000	378,885

		11,663,291

Media — 0.9%
British Sky Broadcasting Group PLC (United Kingdom)	133,425	1,218,881
Cablevision Systems Corp. (Class A Stock)	76,100	1,837,054
Discovery Communications, Inc. (Class A Stock)*(a)	15,200	513,608
Discovery Communications, Inc. (Class C Stock)*	47,626	1,400,681
Informa PLC (United Kingdom)	100,780	592,311
Jupiter Telecommunications Co. Ltd. (Japan)	1,823	2,105,936
Liberty Global, Inc. (Class A Stock)*(a)	24,532	715,353
Sanoma Oyj (Finland)*	52,032	1,152,550
Time Warner Cable, Inc.	70,190	3,741,829
Time Warner, Inc.	155,333	4,857,263

		18,135,466

Medical Products — 0.1%
Boston Scientific Corp.*	107,900	779,038
Intuitive Surgical, Inc.*	3,700	1,288,081

		2,067,119

Medical Supplies & Equipment — 2.2%
Abbott Laboratories	122,300	6,442,764
Amgen, Inc.*	95,900	5,730,984
Baxter International, Inc.	63,500	3,695,700
C.R. Bard, Inc.	16,500	1,429,230
Charles River Laboratories International, Inc.*	6,500	255,515
Computer Programs & Systems, Inc.(a)	12,700	496,316
Covidien PLC (Ireland)	39,750	1,998,630
DaVita, Inc.*	17,900	1,134,860
DENTSPLY International, Inc.	21,000	731,850
Elekta AB (Class B Stock) (Sweden)	76,917	2,151,793
Eli Lilly & Co.	85,300	3,089,566

Fresenius SE (PRFC Shares) (Germany)	27,130	2,048,363
Gen-Probe, Inc.*	8,900	445,000
Henry Schein, Inc.*	12,600	742,140
Hologic, Inc.*	23,440	434,578
Life Technologies Corp.*	15,400	804,958
Martek Biosciences Corp.*(a)	9,900	222,849
McKesson Corp.	27,000	1,774,440
Medtronic, Inc.	90,300	4,066,209
Micrus Endovascular Corp.*	25,300	498,916
ResMed, Inc.*(a)	12,600	801,990
St. Jude Medical, Inc.*	46,400	1,904,720
STERIS Corp.	12,500	420,750
Stryker Corp.	39,600	2,265,912
Techne Corp.	9,100	579,579
Terumo Corp. (Japan)	15,700	836,303
Thoratec Corp.*(a)	15,000	501,750
Zimmer Holdings, Inc.*	16,800	994,560

		46,500,225

Metals & Mining — 1.3%
Alpha Natural Resources, Inc.*	8,214	409,796
Arch Coal, Inc.(a)	17,500	399,875
BHP Billiton Ltd. (Australia)	98,468	3,938,756
BHP Billiton PLC (United Kingdom)	18,400	631,036
Carpenter Technology Corp.	10,000	366,000
Cliffs Natural Resources, Inc.(a)	15,500	1,099,725
CONSOL Energy, Inc.	31,200	1,330,992
Eldorado Gold Corp. (Canada)*	80,100	967,608
Freeport-McMoRan Copper & Gold, Inc.	55,045	4,598,459
Haynes International, Inc.	7,600	270,028
Kobe Steel Ltd. (Japan)	493,000	1,059,932
Massey Energy Co.	7,100	371,259
Peabody Energy Corp.	47,200	2,157,040
Rio Tinto Ltd. (Australia)	51,605	3,712,633
SSAB Svenskt Stal AB (Class A Stock) (Sweden)	67,648	1,216,064
Steel Dynamics, Inc.	32,600	569,522
Umicore (Belgium)	60,866	2,125,517
United States Steel Corp.(a)	35,300	2,242,256
Westmoreland Coal Co.*	23,400	295,308

		27,761,806

Office Equipment — 0.1%
Canon, Inc. (Japan)	41,450	1,919,761
Herman Miller, Inc.	12,500	225,750

		2,145,511

Oil & Gas — 6.4%
ABB Ltd. (Switzerland)*	45,628	996,598
Baker Hughes, Inc.(a)	55,200	2,585,568
Beach Energy Ltd. (Australia)	1,428,616	970,117
BG Group PLC (United Kingdom)	60,980	1,055,384
BJ Services Co.	57,800	1,236,920
BP PLC (United Kingdom)	20,627	195,133
BP PLC, ADR (United Kingdom)(a)	110,200	6,289,114
Cabot Oil & Gas Corp.	30,500	1,122,400
Chevron Corp.	202,222	15,334,494
China Oilfield Services Ltd. (Class H Stock) (China)	716,000	1,051,280
Complete Production Services, Inc.*	32,400	374,220
Concho Resources, Inc.*(a)	15,100	760,436
ConocoPhillips	87,200	4,462,024
Devon Energy Corp.	28,800	1,855,584
Diamond Offshore Drilling, Inc.(a)	6,300	559,503
EOG Resources, Inc.	36,200	3,364,428
Exxon Mobil Corp.(a)	447,566	29,977,971
FMC Technologies, Inc.*(a)	48,318	3,122,792
Forest Oil Corp.*	10,100	260,782
Fugro NV (Netherlands)	10,869	710,380
GDF Suez (France)	33,481	1,293,331
GeoMet, Inc.*	84,300	75,280
Halliburton Co.	31,700	955,121
Helmerich & Payne, Inc.	100	3,808
Hess Corp.	33,500	2,095,425
Holly Corp.(a)	15,200	424,232
Hong Kong & China Gas Co. Ltd. (Hong Kong)	421,400	1,050,752
Mariner Energy, Inc.*	12,600	188,622
Murphy Oil Corp.	66,500	3,736,635
National Fuel Gas Co.	7,600	384,180
Newfield Exploration Co.*	62,500	3,253,125
Occidental Petroleum Corp.	68,100	5,757,174
Petrohawk Energy Corp.*	2,300	46,644
Praxair, Inc.	39,300	3,261,900
Range Resources Corp.	18,300	857,721
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	87,900	4,863,507
Saipem SpA (Italy)	46,889	1,814,433
Schlumberger Ltd. (Netherlands)	158,700	10,071,102
Sempra Energy	24,500	1,222,550
Smith International, Inc.	49,000	2,098,180
Southwestern Energy Co.*	69,000	2,809,680
Statoil ASA (Norway)	137,950	3,193,889
Subsea 7, Inc. (Cayman Islands)*	86,400	1,750,330
Suncor Energy, Inc. (Canada)	51,500	1,675,810
Ultra Petroleum Corp. (Canada)*	15,200	708,776
Valero Energy Corp.(a)	60,800	1,197,760
Whiting Petroleum Corp.*	10,000	808,400
XTO Energy, Inc.	69,116	3,260,893

		135,144,388

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	13,331	656,552
Domtar Corp.*	5,766	371,388

International Paper Co.	72,500	1,784,225
Weyerhaeuser Co.	36,200	1,638,774

		4,450,939

Pharmaceuticals — 3.2%
Alkermes, Inc.*	24,900	322,953
Allergan, Inc.	42,800	2,795,696
Astellas Pharma, Inc. (Japan)	22,500	814,659
Biogen Idec, Inc.*	27,600	1,583,136
BioMarin Pharmaceutical, Inc.*(a)	15,000	350,550
Bristol-Myers Squibb Co.	139,700	3,729,990
Cardinal Health, Inc.	27,000	972,810
Celgene Corp.*(a)	59,800	3,705,208
Cephalon, Inc.*	8,800	596,464
Chugai Pharmaceutical Co. Ltd. (Japan)	29,200	549,081
CSL Ltd. (Australia)	56,886	1,901,699
Express Scripts, Inc.*	41,300	4,202,688
Gilead Sciences, Inc.*	94,700	4,306,956
GlaxoSmithKline PLC (United Kingdom)	9,997	191,982
GlaxoSmithKline PLC, ADR (United Kingdom)	105,400	4,060,008
Hospira, Inc.*	12,500	708,125
Human Genome Sciences, Inc.*(a)	37,600	1,135,520
Kobayashi Pharmaceutical Co. Ltd. (Japan)	17,900	737,138
Medicines Co. (The)*	15,600	122,304
Medicis Pharmaceutical Corp. (Class A Stock)	12,600	317,016
Merck & Co., Inc.	306,389	11,443,629
Pfizer, Inc.	738,574	12,666,544
Roche Holding AG (Switzerland)	31,352	5,084,590
Rohto Pharmaceutical Co. Ltd. (Japan)	52,000	571,227
Sanofi-Aventis SA (France)	50,335	3,752,112
Valeant Pharmaceuticals International*	15,100	647,941
Vertex Pharmaceuticals, Inc.*(a)	21,500	878,705

		68,148,731

Pipelines — 0.2%
Spectra Energy Corp.	121,200	2,730,636
Williams Cos., Inc. (The)	101,200	2,337,720

		5,068,356

Printing & Publishing — 0.1%
McGraw-Hill Cos., Inc. (The)	32,300	1,151,495
Scholastic Corp.(a)	12,600	352,800

		1,504,295

Real Estate — 0.3%
China Overseas Land & Investment Ltd. (Hong Kong)	514,160	1,161,525
Goldcrest Co. Ltd. (Japan)	18,480	488,833
Hang Lung Properties Ltd. (Hong Kong)	262,000	1,056,200
Lennar Corp. (Class A Stock)	23,700	407,877
Mitsui Fudosan Co. Ltd. (Japan)	60,000	1,018,505
Soho China Ltd. (Cayman Islands)	1,453,500	823,698
St. Joe Co. (The)*(a)	15,200	491,720

		5,448,358

Real Estate Investment Trusts — 0.8%
AMB Property Corp.	17,600	479,424
AvalonBay Communities, Inc.(a)	16,500	1,424,775
Boston Properties, Inc.(a)	21,600	1,629,504
Camden Property Trust(a)	15,000	624,450
Duke Realty Corp.	57,500	713,000
EastGroup Properties, Inc.	12,700	479,298
Kimco Realty Corp.	29,500	461,380
LaSalle Hotel Properties(a)	27,600	643,080
Mirvac Group (Australia)	1,177,183	1,593,357
Potlatch Corp.(a)	16,560	580,262
Regency Centers Corp.	12,500	468,375
Simon Property Group, Inc.	42,761	3,587,648
SL Green Realty Corp.	13,818	791,357
Unibail-Rodamco (France)	10,914	2,211,162
Weingarten Realty Investors	29,900	644,644

		16,331,716

Restaurants — 0.6%
McDonald’s Corp.	106,000	7,072,320
Mitchells & Butlers PLC (United Kingdom)*	240,476	1,156,802
Sonic Corp.*(a)	17,525	193,651
Starbucks Corp.	111,700	2,710,959
Yum! Brands, Inc.(a)	34,500	1,322,385

		12,456,117

Retail & Merchandising — 2.9%
A.C. Moore Arts & Crafts, Inc.*	41,800	122,474
American Eagle Outfitters, Inc.	22,800	422,256
Bed Bath & Beyond, Inc.*(a)	74,000	3,238,240
BJ’s Wholesale Club, Inc.*	12,800	473,472
CarMax, Inc.*(a)	25,300	635,536
Casey’s General Stores, Inc.	15,200	477,280
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	73,268	2,837,189
CVS Caremark Corp.	148,476	5,428,283
Dick’s Sporting Goods, Inc.*	16,700	436,037
Dollar Tree, Inc.*(a)	10,200	604,044
Dress Barn, Inc.*(a)	4,819	126,065
Drugstore.com, Inc.*	129,500	462,315
Esprit Holdings Ltd. (Bermuda)	169,416	1,336,476
FamilyMart Co. Ltd. (Japan)	40,500	1,288,774
Gap, Inc. (The)	125,200	2,893,372
Hibbett Sports, Inc.*(a)	9,900	253,242
Home Depot, Inc. (The)	165,500	5,353,925
Industria de Diseno Textil SA (Spain)	21,787	1,436,174

J. Crew Group, Inc.*(a)	10,200	468,180
Kingfisher PLC (United Kingdom)	448,100	1,457,899
Kohl’s Corp.*(a)	67,700	3,708,606
Lowe’s Cos., Inc.	254,100	6,159,384
Macy’s, Inc.	71,700	1,560,909
N Brown Group PLC (United Kingdom)	215,088	714,153
Pantry, Inc. (The)*	10,100	126,149
PPR (France)	15,423	2,053,331
Wal-Mart Stores, Inc.	228,800	12,721,280
Walgreen Co.	95,900	3,556,931
Williams-Sonoma, Inc.(a)	15,900	418,011

		60,769,987

Schools — 0.1%
Apollo Group, Inc. (Class A Stock)*	25,600	1,569,024
Corinthian Colleges, Inc.*	30,500	536,495

		2,105,519

Semiconductors — 1.5%
Advanced Micro Devices, Inc.*(a)	324,200	3,005,334
Analog Devices, Inc.	35,000	1,008,700
Applied Materials, Inc.	245,700	3,312,036
ASML Holding NV (Netherlands)	39,551	1,413,490
BTU International, Inc.*	15,500	94,705
Cree, Inc.*	2,500	175,550
Cymer, Inc.*	15,000	559,500
Hamamatsu Photonics KK (Japan)	39,900	1,127,989
Intel Corp.	402,700	8,964,102
Intersil Corp. (Class A Stock)	22,800	336,528
KLA-Tencor Corp.	20,600	636,952
Lam Research Corp.*	5,000	186,600
Marvell Technology Group Ltd. (Bermuda)*	24,700	503,386
Maxim Integrated Products, Inc.	37,500	727,125
MEMC Electronic Materials, Inc.*	18,400	282,072
Micron Technology, Inc.*(a)	207,900	2,160,081
National Semiconductor Corp.	136,900	1,978,205
NVIDIA Corp.*(a)	109,000	1,894,420
Semtech Corp.*	32,600	568,218
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	845,749	1,637,810
Varian Semiconductor Equipment Associates, Inc.*	21,300	705,456
Zoran Corp.*	30,012	322,929

		31,601,188

Telecommunications — 2.9%
Alcatel-Lucent (France)*	317,105	1,002,651
America Movil SAB de CV (Class L Stock), ADR (Mexico)(a)	45,900	2,310,606
American Tower Corp. (Class A Stock)*	64,935	2,766,880
AT&T, Inc.	666,317	17,217,631
Corning, Inc.	124,200	2,510,082
Crown Castle International Corp.*	62,000	2,370,260
Finisar Corp.*	13,637	214,237
France Telecom SA (France)	84,747	2,027,733
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,157,000	372,268
Ixia*	49,600	459,792
JDS Uniphase Corp.*(a)	129,000	1,616,370
KDDI Corp. (Japan)	299	1,547,930
Leap Wireless International, Inc.*	7,500	122,700
Motorola, Inc.*	205,500	1,442,610
NII Holdings, Inc.*	34,400	1,433,104
NTELOS Holdings Corp.	22,900	407,391
Prysmian SpA (Italy)	68,791	1,351,886
QUALCOMM, Inc.	174,600	7,331,454
Quanta Services, Inc.*	7,100	136,036
SBA Communications Corp. (Class A Stock)*(a)	7,700	277,739
Singapore Telecommunications Ltd. (Singapore)	621,000	1,407,177
Sprint Nextel Corp.*	713,900	2,712,820
Telefonica SA (Spain)	159,667	3,782,597
Television Broadcasts Ltd. (Hong Kong)	104,000	503,642
Telstra Corp. Ltd. (Australia)	325,095	891,987
Vodafone Group PLC, ADR (United Kingdom)(a)	196,792	4,583,286

		60,800,869

Tobacco — 0.5%
Philip Morris International, Inc.	221,500	11,553,440

Toys — 0.1%
Hasbro, Inc.	40,500	1,550,340
Mattel, Inc.	35,300	802,722

		2,353,062

Transportation — 1.0%
Arriva PLC (United Kingdom)	126,229	1,404,077
C.H. Robinson Worldwide, Inc.(a)	13,600	759,560
Cargotec Corp. (Class B Stock) (Finland)	24,219	700,682
Central Japan Railway Co. (Japan)	204	1,553,621
CSX Corp.	37,600	1,913,840
Expeditors International of Washington, Inc.	17,300	638,716
FedEx Corp.	25,600	2,391,040
Knight Transportation, Inc.	33,000	695,970
Nippon Yusen Kabushiki Kaisha (Japan)	122,000	481,527

Union Pacific Corp.	55,800	4,090,140
United Parcel Service, Inc. (Class B Stock)	83,300	5,365,353
UTi Worldwide, Inc. (British Virgin Islands)	30,400	465,728

		20,460,254

Utilities — 1.2%
AES Corp. (The)*	90,900	999,900
Alliant Energy Corp.	22,800	758,328
CenterPoint Energy, Inc.	226,100	3,246,796
Constellation Energy Group, Inc.	56,800	1,994,248
E.ON AG (Germany)	101,271	3,738,949
EDF Energies Nouvelles SA (France)	13,652	653,023
Entergy Corp.	34,400	2,798,440
FirstEnergy Corp.	14,000	547,260
FPL Group, Inc.	17,000	821,610
Great Plains Energy, Inc.	35,500	659,235
Mirant Corp.*	25,400	275,844
OGE Energy Corp.	17,700	689,238
PPL Corp.	62,600	1,734,646
Public Service Enterprise Group, Inc.	30,300	894,456
SembCorp Industries Ltd. (Singapore)	673,911	1,989,530
Southwest Gas Corp.	22,900	685,168
Sumco Corp. (Japan)*	78,800	1,675,627
TECO Energy, Inc.	70,800	1,125,012

		25,287,310

TOTAL COMMON STOCKS (cost $1,182,021,706)		1,334,790,501

PREFERRED STOCKS
Consumer Products & Services
Sealy Corp., 8.00%, CVT, PIK	600	58,800

Financial Services
Citigroup, Inc., 7.50%, CVT	2,100	255,948
General Motors Acceptiance Corp., Inc., Series G, 4.00%, CVT	175	133,394
SLM Corp., Series C, 7.25%, CVT	200	133,762

		523,104

Telecommunications
Lucent Technologies Capital Trust I, 7.75%, CVT	300	238,800

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%, CVT	8,550	10,858

TOTAL PREFERRED STOCKS (cost $864,049)		831,562

	Units
RIGHT(m)*
Automobile Manufacturers
Volkswagen AG, expiring on 04/13/10 (Germany) (cost $0)	12,941	8,040

WARRANTS(m)*
Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock), expiring on 02/05/12(g)	1,395	42
Anvil Holdings, Inc. (Class B Stock), expiring on 02/05/12(g)	1,550	15

TOTAL WARRANTS (cost $0)		57

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
ASSET-BACKED SECURITIES — 1.1%
Ally Auto Receivables Trust,
Series 2010-1, Class A4
2.30%	12/15/14	Aaa	$630	629,937
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Baa3	840	867,778
BA Credit Card Trust,
Series 2007-A8, Class A8
5.59%	11/17/14	Aaa	1,170	1,267,033
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	1,100	1,173,094
Series 2007-C3, Class C3
0.52%(c)	04/15/13	Ba1	445	444,354
CarMax Auto Owner Trust,
Series 2009-2, Class B
4.65%	08/17/15	A+(d)	1,335	1,381,670
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	316	343,633
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	A3	23	10,433
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	1,100	1,112,544
Series 2009-A2, Class A2
1.78%(c)	05/15/14	Aaa	1,320	1,353,548
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	255	259,297
Series 2009-C, Class A3
1.85%	12/16/13	Aaa	519	522,381
Series 2010-A, Class A4
2.49%	01/15/16	Aaa	1,350	1,349,578

CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
1.93%(c)	07/15/15	AAA(d)	1,209	1,214,946
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4
6.19%	03/01/13	Aaa	283	294,430
Discover Card Master Trust I,
Series 2005-4, Class A2
0.32%(c)	06/16/15	Aaa	1,360	1,342,104
Ford Credit Auto Owner Trust,
Series 2009-D, Class D, 144A(g)
8.14%	02/15/16	A3	400	445,640
Series 2009-E, Class A4
2.42%	11/15/14	Aaa	2,290	2,314,425
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A(g)
4.99%	02/15/17	A2	1,485	1,476,534
GE Capital Credit Card Master Note Trust,
Series 2007-3, Class C
0.53%(c)	06/15/13	A3	555	550,109
Series 2009-2, Class A
3.69%	07/15/15	Aaa	1,585	1,638,663
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.306%(c)	10/25/36	Aaa	43	41,117
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	178	183,547
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	54	55,193
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	1,100	1,104,939
Series 2006-C3, Class C3
0.52%(c)	10/15/13	A3	240	235,240
Morgan Stanley Structured Trust,
Series 2007-1, Class A1
0.326%(c)	06/25/37	Caa3	210	193,085
Nissan Auto Receivables Owner Trust,
Series 2009-A, Class A4
4.74%	08/17/15	Aaa	505	541,567
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	238	244,172
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	350	389,110
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aa3	589	602,948

TOTAL ASSET-BACKED SECURITIES (cost $23,120,102)				23,583,049

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	250	263,125
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	350	364,445
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	623	627,813
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	2,135	2,152,332
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	400	415,887
Series 2006-PW13, Class A4
5.54%	09/11/41	AAA(d)	1,182	1,217,002
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01%(c)	12/10/49	Aaa	1,300	1,299,783
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	2,015	1,935,697
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	390	403,568
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	78	78,134
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	16	15,861
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	367	375,606
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	325	337,861
Series 2005-LDP5, Class A4
5.344%(c)	12/15/44	Aaa	1,900	1,966,887
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	546	558,355
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa	130	126,762
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	2,200	2,230,921
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)	861	864,169
Morgan Stanley Capital I,
Series 2008-T29, Class A4
6.458%(c)	01/11/43	AA(d)	2,038	2,146,747

Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45		Aaa	2,108	2,217,458

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,857,043)					19,598,413

CONVERTIBLE BONDS — 0.1%

Airlines
AMR Corp.,
Gtd. Notes
6.25%	10/15/14		CCC+(d)	64	74,000

Automotive Parts
TRW Automotive, Inc.,
Gtd. Notes, 144A
3.50%	12/01/15		B3	175	208,469

Financial Service
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
Zero	08/31/19		NR	21	33,521

Media
XM Satellite Radio, Inc.,
Sr. Sub. Notes, 144A
7.00%	12/01/14		CCC+(d)	125	121,563

Oil & Gas
Penn Virginia Corp.,
Sr. Sub. Notes
4.50%	11/15/12		B(d)	22	20,680

Semiconductors — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.00%	05/01/15		B-(d)	550	527,312

Telecommunications
Leap Wireless International, Inc.,
Sr. Unsec’d. Notes
4.50%	07/15/14		Caa1	100	87,000

TOTAL CONVERTIBLE BONDS (cost $860,510)					1,072,545

CORPORATE OBLIGATIONS — 12.6%

Advertising — 0.1%
Affinity Group, Inc.,
Gtd. Notes
9.00%	02/15/12		Caa2	50	35,000
Interpublic Group of Cos., Inc.,
Sr. Unsec’d. Notes
10.00%	07/15/17		Ba2	50	56,563
Lamar Media Corp.,
Gtd. Notes
6.625%	08/15/15	(a)	B1	400	388,500
6.625%	08/15/15		B1	100	96,125
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
6.25%	07/15/19		Baa1	550	595,805

					1,171,993

Aerospace & Defense — 0.1%
Colt Defense LLC / Colt Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.75%	11/15/17		B2	125	125,312
Goodrich Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/20		Baa2	530	533,803
L-3 Communications Corp.,
Gtd. Notes
6.375%	10/15/15		Ba2	200	205,250
Moog, Inc.,
Sr. Sub. Notes
7.25%	06/15/18		Ba3	75	73,500
Spirit Aerosystems, Inc.,
Gtd. Notes, 144A
7.50%	10/01/17		B2	75	76,875
TransDigm, Inc.,
Gtd. Notes
7.75%	07/15/14		B3	250	255,625
Triumph Group, Inc.,
Sr. Sub. Notes, 144A
8.00%	11/15/17		Ba3	25	25,000
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17	(a)	A2	470	506,927
5.40%	05/01/35		A2	80	77,428
5.70%	04/15/40		A2	755	763,560
6.125%	02/01/19		A2	245	275,569

					2,918,849

Airlines — 0.1%
American Airlines, Inc.,
Pass-Through Certificates
7.858%	04/01/13		Ba1	75	75,938
Continental Airlines, Inc.,
Pass-Through Certificates
7.25%	11/10/19		Baa2	235	253,212
9.00%	07/08/16		Baa2	412	450,604
9.25%	11/10/18	(g)	Ba2	25	26,625
Delta Air Lines, Inc.,
Pass-Through Certificates
7.75%	12/17/19		Baa2	230	241,500
Sr. Sec’d. Notes, 144A
9.50%	09/15/14		Ba2	475	499,344
12.25%	03/15/15		B2	225	239,906
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17		Baa3	515	501,315

United Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	08/01/13		B3	75	78,750

					2,367,194

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
6.50%	11/15/13		A3	800	886,912
Motors Liquidation Co.,(i)
Sr. Unsec’d. Notes
6.75%	05/01/28		NR	350	122,500
8.25%	07/15/23		NR	325	120,250
Oshkosh Corp.,
Gtd. Notes, 144A
8.25%	03/01/17		B3	150	154,875
8.50%	03/01/20		B3	150	155,250

					1,439,787

Automotive Parts — 0.1%
Affinia Group, Inc.,
Gtd. Notes
9.00%	11/30/14		B3	50	49,750
Sr. Sec’d. Notes, 144A
10.75%	08/15/16		B1	25	27,250
American Axle & Manufacturing Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.25%	01/15/17		B1	125	132,813
American Axle & Manufacturing, Inc.,
Gtd. Notes, PIK
7.875%	03/01/17		Caa2	375	349,687
Commercial Vehicle Group, Inc.,
Gtd. Notes, 144A(g)
13.00%	02/15/13		NR	65	63,903
Goodyear Tire & Rubber Co. (The),
Sr. Unsec’d. Notes
10.50%	05/15/16		B1	200	216,000
Johnson Controls, Inc.,
Sr. Notes
5.00%	03/30/20		Baa2	650	648,433
Tenneco, Inc.,
Gtd. Notes(a)
8.625%	11/15/14		Caa2	50	50,750

					1,538,586

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20		Baa2	1,275	1,315,266
Gtd. Notes, 144A(g)
5.375%	11/15/14		Baa2	405	438,658
7.20%	01/15/14		Baa2	275	315,048
Coca-Cola Amatil Ltd.,
Gtd. Notes, 144A (Australia)(g)
3.25%	11/02/14		A3	365	361,778
Coca-Cola Enterprises, Inc.,
Sr. Unsec’d. Notes
4.25%	03/01/15		A3	600	635,067
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes, 144A (Mexico)(g)
4.625%	02/15/20		A3	300	294,444
Constellation Brands, Inc.,
Gtd. Notes
8.375%	12/15/14		Ba3	25	27,031
Cott Beverages, Inc.,
Gtd. Notes, 144A
8.375%	11/15/17		B3	175	180,687
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.35%	12/21/12		Baa2	280	281,985
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.65%	02/15/13		Aa3	210	226,529
Pepsico, Inc.,
Sr. Unsec’d. Notes
5.50%	01/15/40		Aa3	1,000	990,082

					5,066,575

Biotechnology
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes
8.00%	09/15/16		Ba2	125	133,125
FMC Finance III SA,
Gtd. Notes (Luxembourg)
6.875%	07/15/17		Ba2	25	26,000
Talecris Biotherapeutics Holdings Corp.,
Gtd. Notes, 144A
7.75%	11/15/16		B1	200	202,000

					361,125

Broadcasting — 0.1%
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.25%	06/01/18		Baa2	409	434,974
8.375%	03/01/39	(a)	Baa2	655	819,208
Unsec’d. Notes
7.125%	10/01/12		Baa2	140	156,473
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14		B2	25	24,562

					1,435,217

Building Materials — 0.1%
AMH Holdings, Inc.,
Sr. Disc. Notes
11.25%	03/01/14		Caa2	50	51,688
CRH America, Inc.,
Gtd. Notes
6.00%	09/30/16		Baa1	230	247,129
Gibraltar Industries, Inc.,
Gtd. Notes
8.00%	12/01/15		B3	175	172,375
Goodman Global, Inc.,
Gtd. Notes
13.50%	02/15/16		NR	175	195,563

Grohe Holding GmbH, (Germany)
Gtd. Notes, 144A
8.625%	10/01/14		Caa1	EUR	50	61,961
Sr. Sec’d. Notes
3.559%(c)	01/15/14		B3	EUR	50	60,442
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A (Luxembourg)(g)
6.00%	12/30/19		Baa2		835	867,143
Lafarge SA,
Sr. Unsec’d. Notes (France)
6.15%	07/15/11		Baa3		155	161,901
Ply Gem Industries, Inc.,
Sr. Sec’d. Notes
11.75%	06/15/13		Caa1		250	263,750
USG Corp.,
Gtd. Notes, 144A
9.75%	08/01/14		B1		300	318,000

						2,399,952

Cable Television — 0.2%
Belo Corp.,
Sr. Unsec’d. Notes
8.00%	11/15/16		Ba2		350	364,875
Comcast Corp.,
Gtd. Notes(a)
5.70%	05/15/18		Baa1		1,235	1,309,458
CSC Holdings, Inc.,
Sr. Unsec’d. Notes
7.625%	07/15/18		Ba3		50	52,250
Sr. Unsec’d. Notes, 144A
8.50%	04/15/14		Ba3		425	452,625
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
7.625%	05/15/16		Baa3		125	140,000
Gtd. Notes, 144A(g)
5.875%	10/01/19		Baa3		845	879,381
DIRECTV Holdings LLC,
Gtd. Notes, 144A(g)
3.55%	03/15/15		Baa3		570	560,850
DISH DBS Corp.,
Gtd. Notes
6.375%	10/01/11		Ba3		25	26,000
6.625%	10/01/14		Ba3		50	50,375
7.75%	05/31/15		Ba3		100	104,500
Univision Communications, Inc.,
Gtd. Notes, 144A, PIK
9.75%	03/15/15		Caa2		615	530,314
Sr. Sec’d. Notes, 144A
12.00%	07/01/14		B2		50	54,750

						4,525,378

Chemicals — 0.2%
Ashland, Inc.,
Gtd. Notes, 144A
9.125%	06/01/17		Ba1		650	728,000
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.55%	05/15/19		Baa3		670	810,526
Hexion Finance Escrow LLC / Hexion Escrow Corp.,
Sr. Sec’d. Notes, 144A
8.875%	02/01/18		B3		450	443,250
Huntsman International LLC,
Gtd. Notes, 144A
6.875%	11/15/13		B3	EUR	300	410,262
INVISTA,
Sr. Unsec’d. Notes, 144A
9.25%	05/01/12		Ba3		400	405,000
Kerling PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
10.625%	01/28/17		B3	EUR	150	212,729
Momentive Performance Materials, Inc.,
Gtd. Notes
9.75%	12/01/14	(a)	Caa2		150	150,000
11.50%	12/01/16		Caa3		225	209,250
PolyOne Corp.,
Sr. Unsec’d. Notes
8.875%	05/01/12		B1		25	26,438
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes (Canada)(a)
4.875%	03/30/20		Baa1		520	520,892
Rhodia SA,
Sr. Unsec’d. Notes, 144A (France)
3.434%(c)	10/15/13		B1	EUR	100	129,325
Solutia, Inc.,
Gtd. Notes
8.75%	11/01/17		B2		475	501,125

						4,546,797

Clothing & Apparel
Hanesbrands, Inc.,
Gtd. Notes
3.831%(c)	12/15/14		B1		50	47,750
8.00%	12/15/16		B1		100	103,500
Levi Strauss & Co.,
Sr. Unsec’d. Notes
8.625%	04/01/13		B2	EUR	150	207,664
8.875%	04/01/16		B2		50	52,250

						411,164

Commercial Services — 0.2%
ARAMARK Corp.,
Gtd. Notes
3.749%(c)	02/01/15		B3		250	232,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
Gtd. Notes
7.625%	05/15/14		B3		400	396,000
Gtd. Notes, 144A
9.625%	03/15/18		B3		25	26,125

Education Management LLC / Education Management Finance Corp.,
Gtd. Notes
8.75%	06/01/14	B2		250	257,500
Erac USA Finance Co.,
Gtd. Notes, 144A(g)
5.60%	05/01/15	Baa2		185	195,209
Europcar Groupe SA, (France)
Sec’d. Notes, 144A
4.162%(c)	05/15/13	B3	EUR	100	122,910
Sr. Sub. Notes, 144A
8.125%	05/15/14	Caa1	EUR	150	197,534
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A (Canada)
9.75%	03/15/17	B3		125	127,969
Geo Group, Inc., (The),
Gtd. Notes, 144A
7.75%	10/15/17	B1		100	102,000
iPayment, Inc.,
Gtd. Notes
9.75%	05/15/14	Caa1		50	45,625
Iron Mountain, Inc.,
Gtd. Notes
7.75%	01/15/15	B2		175	176,531
Mac-Gray Corp.,
Gtd. Notes
7.625%	08/15/15	B3		250	245,312
Service Corp. International,
Sr. Unsec’d. Notes
8.00%	11/15/21	B1		350	354,375
ServiceMaster Co. (The),
Gtd. Notes, 144A, PIK
10.75%	07/15/15	B3		150	157,500
Ticketmaster Entertainment, Inc.,
Gtd. Notes
10.75%	08/01/16	Ba3		725	808,375
United Rentals North America, Inc.,
Gtd. Notes
10.875%	06/15/16	B3		75	81,563

					3,527,028

Computer Services & Software — 0.1%
Brocade Communications Systems, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	01/15/20	Ba2		75	76,500
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1		150	128,626
11.25%	03/31/16	Caa2		75	60,000
Gtd. Notes, PIK
10.55%	09/24/15	Caa1		36	30,682
JDA Software Group, Inc.,
Gtd. Notes, 144A
8.00%	12/15/14	B1		325	338,000
Open Solutions, Inc.,
Gtd. Notes, 144A
9.75%	02/01/15	Caa2		250	215,312
Seagate Technology HDD Holdings,
Gtd. Notes (Cayman Islands)
6.80%	10/01/16	Ba3		25	25,063
Seagate Technology International,
Sec’d. Notes, 144A (Cayman Islands)
10.00%	05/01/14	Ba1		75	84,937
SunGard Data Systems, Inc.,
Gtd. Notes
9.125%	08/15/13	Caa1		400	410,000

					1,369,120

Conglomerates
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	Baa1		750	911,349

Construction
Associated Materials LLC / Associated Materials Finance, Inc.,
Sr. Sec’d. Notes
9.875%	11/15/16	B2		25	27,000
Esco Corp.,
Gtd. Notes, 144A
8.625%	12/15/13	B2		450	452,250
Obrascon Huarte Lain SA,
Unsub. Notes (Spain)
6.25%	05/18/12	Ba1	EUR	200	269,821

					749,071

Consumer Products & Services — 0.1%
Central Garden and Pet Co.,
Sr. Sub. Notes
8.25%	03/01/18	B2		250	253,437
Deluxe Corp.,
Sr. Unsec’d. Notes
7.375%	06/01/15	Ba1		500	500,000
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.25%	01/15/18	B1		75	76,500
Sealy Mattress Co.,
Gtd. Notes
8.25%	06/15/14	Caa1		150	150,000
Sr. Sec’d. Notes, 144A
10.875%	04/15/16	Ba3		725	812,000

					1,791,937

Containers & Packaging — 0.1%
Ardagh Glass Finance PLC, (Ireland)
Gtd. Notes, 144A
7.125%	06/15/17	B3	EUR	100	131,689
Sr. Notes, 144A
8.75%	02/01/20	B3	EUR	50	71,923
Ardagh Glass Group PLC,
Sr. Unsec’d. Notes, PIK (Ireland)
10.75%	03/01/15	Caa1	EUR	100	131,014
Ball Corp.,

Gtd. Notes
7.125%	09/01/16	Ba1	125	132,812
7.375%	09/01/19	Ba1	75	79,031
Berry Plastics Corp.,
Sr. Sec’d. Notes
8.25%	11/15/15	B1	200	201,250
BWAY Corp.,
Gtd. Notes
10.00%	04/15/14	B3	475	510,625
Crown Americas LLC / Crown Americas Capital Corp. II,
Gtd. Notes, 144A
7.625%	05/15/17	B1	25	26,063
Graphic Packaging International, Inc.,
Gtd. Notes
9.50%	06/15/17	B3	100	106,750
Greif, Inc.,
Sr. Unsec’d. Notes
7.75%	08/01/19	Ba2	25	26,000
Mobile Mini, Inc.,
Gtd. Notes
9.75%	08/01/14	B2	475	491,625
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3	100	105,000
Plastipak Holdings, Inc.,
Sr. Notes, 144A
8.50%	12/15/15	B3	75	76,312
10.625%	08/15/19	B3	250	278,125
Sealed Air Corp.,
Sr. Notes, 144A
7.875%	06/15/17	Baa3	25	27,146
Silgan Holdings, Inc.,
Sr. Sub. Notes
6.75%	11/15/13	B1	25	25,313
Sr. Unsec’d. Notes
7.25%	08/15/16	Ba3	50	51,875
Smurfit-Stone Container Enterprises, Inc.,
Sr. Unsec’d. Notes(i)
8.00%	03/15/17	D(d)	325	290,062
Solo Cup Co. / Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.50%	11/01/13	B2	25	26,375

				2,788,990

Distribution/Wholesale
KAR Holdings, Inc.,
Gtd. Notes
10.00%	05/01/15	Caa1	125	131,250

Diversified Operations — 0.1%
3M Co.,
Sr. Unsec’d. Notes, MTN
5.70%	03/15/37	Aa2	205	211,905
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1	125	125,000
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
6.30%	05/01/14	Ba2	500	518,750
8.00%	11/15/14	Ba2	400	419,000
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17	A3	270	293,993
Danaher Corp.,
Sr. Unsec’d. Notes
5.40%	03/01/19	A2	125	133,314
Koppers, Inc.,
Gtd. Notes, 144A
7.875%	12/01/19	B1	100	103,000
RBS Global, Inc. / Rexnord LLC,
Gtd. Notes
9.50%	08/01/14	Caa2	100	104,000

				1,908,962

Electric — 0.4%
Carolina Power & Light Co.,
First Mortgage(a)
5.30%	01/15/19	A1	160	168,319
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.75%	04/01/38	A3	160	180,504
Duke Energy Carolinas LLC,
First Mortgage
5.30%	02/15/40	A1	790	748,425
EDP Finance BV,
Sr. Unsec’d. Notes, 144A (Netherlands)(g)
4.90%	10/01/19	A3	650	619,834
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	190	171,443
Electricite de France,
Notes, 144A (France)(g)
6.95%	01/26/39	Aa3	250	287,009
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2	645	660,108
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	11/15/39	A3	750	759,752
Mirant North America LLC,
Gtd. Notes
7.375%	12/31/13	B1	150	149,625
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A(g)
4.881%	08/15/19	A3	625	620,701
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1	150	151,125
7.375%	02/01/16	B1	75	74,438
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.50%	03/15/40	A1	1,045	1,031,812
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.35%	02/15/38	A3	280	298,422

Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.375%	11/01/39	A2		735	706,386
5.70%	12/01/36	A2		225	226,614
RRI Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17	B2		125	112,188
San Diego Gas & Electric Co.,
First Mortgage
6.00%	06/01/39	Aa3		480	508,322
Southern California Edison Co.,
First Mortgage
5.50%	03/15/40	A1		1,300	1,274,335
Texas Competitive Electric Holdings Co. LLC,
Gtd. Notes(a)
10.25%	11/01/15	Caa2		200	139,000
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.50%	12/15/10	Baa1		210	215,456

					9,103,818

Electronic Components & Equipment — 0.1%
Coleman Cable, Inc.,
Sr. Notes, 144A
9.00%	02/15/18	B3		175	176,750
Emerson Electric Co.,
Sr. Unsec’d. Notes
5.25%	11/15/39	A2		830	785,894
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
7.75%	07/15/16	Ba1		50	52,625

					1,015,269

Entertainment & Leisure — 0.1%
AMC Entertainment, Inc.,
Sr. Unsec’d. Notes
8.75%	06/01/19	B1		50	52,500
Ameristar Casinos, Inc.,
Gtd. Notes
9.25%	06/01/14	B2		250	261,875
Cinemark USA, Inc.,
Gtd. Notes
8.625%	06/15/19	B3		500	526,875
Cirsa Finance Luxembourg SA,
Gtd. Notes, 144A (Luxembourg)
8.75%	05/15/14	B2	EUR	50	68,546
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes, 144A
9.75%	12/01/16	B3		50	52,625
Lions Gate Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
10.25%	11/01/16	B1		250	256,250
Pinnacle Entertainment, Inc.,
Sr. Notes, 144A
8.625%	08/01/17	B2		75	73,313
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B-(d)		350	368,375
Speedway Motorsports, Inc.,
Gtd. Notes
6.75%	06/01/13	Ba2		50	50,000
8.75%	06/01/16	Ba1		900	958,500
Travelport LLC,
Gtd. Notes
11.875%	09/01/16	Caa1		25	27,406

					2,696,265

Environmental Control — 0.1%
Casella Waste Systems, Inc.,
Gtd. Notes
9.75%	02/01/13	Caa1		50	50,000
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18	Baa3		465	500,770
6.375%	03/11/15	Baa3		415	464,403

					1,015,173

Equipment Services
RSC Equipment Rental, Inc.,
Sr. Sec’d. Notes, 144A
10.00%	07/15/17	B1		25	26,500

Farming & Agriculture — 0.1%
Alliance One International, Inc.,
Sr. Unsec’d. Notes, 144A
10.00%	07/15/16	B2		25	26,125
10.00%	07/15/16	B+(d)		25	26,125
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.50%	06/15/19	Baa2		385	447,567
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa2		530	542,712

					1,042,529

Financial — Bank & Trust — 1.1%
BAC Capital Trust VI, Limited
Gtd. Notes
5.625%	03/08/35	Baa3		915	743,163
Bank of America Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/14	A2		1,780	2,001,683
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2		4,385	4,436,173
Sub. Notes
5.75%	08/15/16	A3		165	169,037
Unsec’d. Notes
6.50%	08/01/16	A2		560	605,357
Bank of Tokyo-Mitsubishi UFJ Ltd.,
Sr. Unsec’d. Notes, 144A (Japan)(g)
3.85%	01/22/15	Aa2		465	469,854
Barclays Bank PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.125%	01/08/20	Aa3		810	798,715
5.20%	07/10/14	Aa3		230	245,603
6.75%	05/22/19	Aa3		255	282,105

BB&T Capital Trust II, Limited
Gtd. Notes
6.75%	06/07/36	A3	170	167,591
BB&T Corp.,
Sr. Unsec’d. Notes
5.70%	04/30/14	A1	750	814,994
Capital One Capital IV, Ltd.
Gtd. Notes
6.745%(c)	02/05/82	Baa3	365	314,812
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.375%	05/23/14	Baa1	225	257,115
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A (Australia)(g)
3.50%	03/19/15	Aa1	300	297,840
3.75%	10/15/14	Aa1	845	856,593
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13	Baa1	565	607,624
Sub. Notes
8.25%	03/01/38	Baa2	215	225,911
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36	A1	100	103,048
ING Bank NV,
Sub. Notes, 144A (Netherlands)(g)
5.125%	05/01/15	A1	250	260,105
International Lease Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	09/15/15	B1	425	434,459
Sr. Unsec’d. Notes, MTN
5.30%	05/01/12	B1	75	72,845
5.65%	06/01/14	B1	175	162,191
6.625%	11/15/13	B1	600	583,962
Kinder Morgan Finance Co. ULC,
Gtd. Notes (Canada)
5.70%	01/05/16	Ba1	190	189,466
Lloyds TSB Bank PLC, Bank
Gtd. Notes, 144A (United Kingdom)(g)
4.375%	01/12/15	Aa3	830	818,199
Nielsen Finance LLC / Nielsen Finance Co.,
Gtd. Notes
11.50%	05/01/16	Caa1	75	84,750
Sr. Notes
11.625%	02/01/14	Caa1	200	226,000
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.625%	05/01/14	A1	300	319,060
5.30%	08/29/11	A1	114	120,172
5.50%	08/15/13	A1	225	248,994
PNC Funding Corp.,
Bank Gtd. Notes
3.625%	02/08/15	A3	415	417,486
5.625%	02/01/17	Baa1	165	170,252
6.70%	06/10/19	A3	255	284,942
Provident Funding Associates,
Sr. Sec’d. Notes, 144A
10.25%	04/15/17	Ba3	175	175,000
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes (United Kingdom)
7.648%(c)	08/29/49	Ba3	165	138,188
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)(g)
3.724%	01/20/15	Aa2	1,100	1,095,847
USB Capital XIII Trust, Limited
Gtd. Notes
6.625%	12/15/39	A2	480	485,885
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	A1	2,510	2,668,313
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.875%	01/12/11	A1	190	196,839
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa3	250	259,616
Westpac Banking Corp.,
Sr. Unsec’d. Notes (Australia)
4.875%	11/19/19	Aa1	1,000	993,279

				23,803,068

Financial Services — 2.8%
American Express Co.,
Sr. Unsec’d. Notes
5.25%	09/12/11	A3	175	182,789
American Express Credit Corp.,
Sr. Unsec’d. Notes
5.125%	08/25/14	A2	365	387,531
Sr. Unsec’d. Notes, MTN(a)
5.875%	05/02/13	A2	665	720,348
American General Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B2	350	306,568
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19	A3	540	625,669
Bank One Corp.,
Sub. Notes
5.25%	01/30/13	A1	635	682,443
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A(a)
9.125%	12/01/16	B1	100	105,500
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.50%	12/14/16	B(d)	160	165,576
CIT Group, Inc.,
Sr. Sec’d. Notes
7.00%	05/01/17	NR	1,950	1,798,875
Citigroup Capital XXI,
Gtd. Notes
8.30%(c)	12/21/77	Ba1	375	379,687

Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	08/27/12		A3	620	653,557
5.50%	04/11/13		A3	375	394,043
5.50%	10/15/14		A3	2,045	2,116,383
6.125%	05/15/18	(a)	A3	1,100	1,123,968
6.50%	08/19/13		A3	500	539,006
Unsec’d. Notes(a)
8.50%	05/22/19		A3	1,000	1,167,186
Couche-Tard Corp.,
Gtd. Notes
7.50%	12/15/13		Ba1	50	50,750
Credit Suisse AG,
Sub. Notes (Switzerland)
5.40%	01/14/20		Aa2	1,100	1,108,599
Credit Suisse,
Sr. Unsec’d. Notes (Switzerland)
5.50%	05/01/14		Aa1	1,835	1,997,273
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A(g)
6.113%	01/15/40		A2	884	924,699
Discover Financial Services,
Sr. Unsec’d. Notes
10.25%	07/15/19		Ba1	400	475,904
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/13		B3	50	48,250
7.875%	12/01/15		B3	25	24,000
Sr. Unsec’d. Notes, PIK
12.50%	11/30/17		CCC+(d)	426	509,070
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.125%	01/15/20		B1	450	472,037
8.70%	10/01/14		B1	325	352,401
12.00%	05/15/15		B1	175	209,072
General Electric Capital Corp.,
Sr. Unsec’d. Notes
3.75%	11/14/14	(a)	Aa2	1,500	1,519,623
4.80%	05/01/13		Aa2	125	132,841
6.00%	08/07/19		Aa2	2,600	2,747,339
Sr. Unsec’d. Notes, MTN
6.00%	06/15/12		Aa2	645	699,061
General Motors Acceptance Corp., Inc.,
Gtd. Notes
8.00%	11/01/31		B3	550	525,250
Gtd. Notes, 144A
8.00%	03/15/20		B3	300	307,500
8.30%	02/12/15		B3	400	420,000
Goldman Sachs Group, Inc. (The),
Gtd. Notes
6.345%	02/15/34		A3	183	168,974
Sr. Unsec’d. Notes
5.375%	03/15/20		A1	1,800	1,783,352
6.15%	04/01/18		A1	2,620	2,772,170
6.60%	01/15/12		A1	125	135,631
7.50%	02/15/19		A1	2,825	3,228,407
Sub. Notes
6.75%	10/01/37		A2	810	808,983
HBOS PLC,
Sr. Sub. Notes, 144A (United Kingdom)(g)
6.00%	11/01/33		Ba1	170	128,862
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A(a)
7.75%	01/15/16		Ba3	450	433,125
Janus Capital Group, Inc.,
Sr. Unsec’d. Notes
6.95%	06/15/17		Baa3	175	173,990
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14		Baa2	126	131,338
8.50%	07/15/19		Baa2	305	338,350
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.65%	06/01/14	(a)	Aa3	1,945	2,055,202
4.75%	05/01/13		Aa3	475	506,295
6.00%	01/15/18		Aa3	2,420	2,627,399
6.30%	04/23/19		Aa3	570	629,027
JPMorgan Chase Capital XXII, Limited
Gtd. Notes
6.45%	01/15/87		A2	365	338,869
JPMorgan Chase Capital XXVII, Limited
Gtd. Notes
7.00%	11/01/39		A2	655	668,430
LBI Escrow Corp.,
Sr. Sec’d. Notes, 144A
8.00%	11/01/17		Ba3	650	674,375
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18		A2	600	646,601
Sr. Unsec’d. Notes
5.45%	02/05/13		A2	355	375,593
Sub. Notes
7.75%	05/14/38		A3	335	371,338
Morgan Stanley,
Sr. Unsec’d. Notes
4.10%	01/26/15		A2	1,710	1,700,805
4.20%	11/20/14		A2	1,295	1,297,857
7.30%	05/13/19		A2	4,680	5,170,506
Sr. Unsec’d. Notes, MTN
6.00%	04/28/15		A2	625	669,509
MU Finance PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
8.375%	02/01/17		NR	350	345,187
Nuveen Investments, Inc.,
Gtd. Notes
10.50%	11/15/15		Caa3	950	921,500
Sr. Unsec’d. Notes
5.50%	09/15/15		Caa3	375	290,156
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
Gtd. Notes

9.25%	04/01/15		Caa2		25	25,625
Sr. Unsec’d. Notes, 144A
9.25%	04/01/15		Caa2		100	102,500
Reliance Intermediate Holdings LP,
Sr. Unsec’d. Notes, 144A (Canada)
9.50%	12/15/19		Ba2		125	132,187
Residential Capital LLC,
Sec’d. Notes
9.625%	05/15/15		C		425	418,625
SLM Corp.,
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12	(a)	Ba1		420	417,333
5.375%	05/15/14		Ba1		175	165,758
8.45%	06/15/18		Ba1		875	884,941
Svensk Exportkredit AB,
Sr. Unsec’d. Notes (Sweden)
5.125%	03/01/17		Aa1		345	375,353
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20		Baa3		460	454,251
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN(a)
4.50%	07/29/10		Aa3		275	278,200
UCI Holdco, Inc.,
Sr. Unsec’d. Notes, PIK
8.257%	12/15/13		Caa3		384	360,652
Universal City Development Partners Ltd.,
Sr. Notes, 144A
8.875%	11/15/15		B3		125	125,938
Sr. Sub. Notes, 144A
10.875%	11/15/16		B3		200	209,000
UPC Germany GmbH,
Sr. Sec’d. Notes, 144A (Germany)
8.125%	12/01/17		B1		225	232,031
US Bancorp,
Sr. Unsec’d. Notes
4.20%	05/15/14		Aa3		480	503,612
Sr. Unsec’d. Notes, MTN
3.15%	03/04/15		Aa3		500	494,826
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30		A3		250	297,480
Wind Acquisition Holdings Finance SpA,
Sr. Sec’d. Notes, 144A (Luxembourg)
12.25%	07/15/17		B3		400	396,000
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)(g)
5.50%	11/16/11		Baa2		165	173,595

						59,312,536

Food — 0.2%
Campofrio Food SA,
Sr. Notes, 144A (Spain)
8.25%	10/31/16		B1	EUR	50	69,812
General Mills, Inc.,
Sr. Unsec’d. Notes
5.25%	08/15/13		Baa1		155	169,217
Great Atlantic & Pacific Tea Co.,
Sr. Sec’d. Notes, 144A
11.375%	08/01/15		Caa1		125	123,125
Sr. Unsec’d. Notes
6.75%	12/15/12		Caa3		275	241,313
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
8.875%	05/15/17		B1		75	78,375
JBS USA LLC / JBS USA Finance, Inc.,
Sr. Notes, 144A
11.625%	05/01/14		B1		25	28,500
Kellogg Co.,
Sr. Unsec’d. Notes
4.25%	03/06/13		A3		465	491,248
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.50%	02/09/40		Baa2		540	559,592
Kroger Co. (The),
Gtd. Notes
3.90%	10/01/15		Baa2		500	506,132
7.50%	01/15/14		Baa2		215	248,259
Sysco Corp.,
Sr. Unsec’d. Notes
5.25%	02/12/18		A1		150	159,793
TreeHouse Foods, Inc.,
Sr. Unsec’d. Notes
7.75%	03/01/18		Ba2		125	129,688
Tyson Foods, Inc.,
Gtd. Notes
10.50%	03/01/14		Ba3		75	89,063
U.S. Foodservice,
Sr. Notes, 144A
10.25%	06/30/15		NR		250	260,000

						3,154,117

Healthcare Services — 0.2%
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes
9.875%	11/01/15		Caa1		725	766,687
CHS / Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15		B3		150	155,250
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16		B2		600	637,875
Sr. Sec’d. Notes, PIK
9.625%	11/15/16		B2		175	187,469
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16		BB-(d)		325	309,562
Highmark, Inc.,
Notes, 144A(g)
6.80%	08/15/13		Baa2		145	155,965

Novant Health, Inc.,
Bonds
5.85%	11/01/19		A1		765	779,550
Psychiatric Solutions, Inc.,
Gtd. Notes
7.75%	07/15/15		B3		225	229,219
Sr. Sub. Notes, 144A
7.75%	07/15/15		B3		25	25,469
Symbion, Inc.,
Gtd. Notes, PIK
11.00%	08/23/15		Caa1		79	69,480
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.50%	06/01/12		Caa2		25	25,188
US Oncology, Inc.,
Sr. Sec’d. Notes
9.125%	08/15/17		Ba3		50	52,250
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11		Baa1		195	200,723
6.00%	02/15/14		Baa1		140	153,906

						3,748,593

Holding Companies — Diversified
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,
Sr. Notes, 144A
8.00%	12/15/16		Caa1	EUR	50	68,461
Sr. Sec’d. Notes, 144A
7.75%	10/15/16		B1		200	205,500
Sr. Sub. Notes, 144A
9.50%	06/15/17		Caa1	EUR	400	572,679

						846,640

Home Builders
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes
10.625%	10/15/16		B1		100	106,500
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13		Baa3		260	268,140
5.625%	02/01/20		Baa3		275	262,486
NVR, Inc.,
Sr. Unsec’d. Notes(a)
5.00%	06/15/10		Baa3		85	85,393
Standard Pacific Corp.,
Sr. Sec’d. Notes
10.75%	09/15/16		Caa1		50	53,187

						775,706

Hotels & Motels — 0.1%
Gaylord Entertainment Co.,
Gtd. Notes
6.75%	11/15/14		Caa2		50	47,875
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes
10.00%	12/15/15		CCC(d)		25	22,188
10.00%	12/15/18	(a)	CCC(d)		475	393,062
11.25%	06/01/17		Caa1		450	484,875
MGM Mirage, Inc.,
Sr. Sec’d. Notes
13.00%	11/15/13		B1		125	145,625
Sr. Sec’d. Notes, 144A
9.00%	03/15/20		B1		175	180,250
10.375%	05/15/14		B1		100	110,250
11.125%	11/15/17		B1		300	337,500
Sr. Unsec’d. Notes, 144A
11.375%	03/01/18		Caa1		325	313,625
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.875%	10/15/14		Ba1		100	108,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
First Mortgage, 144A
7.875%	11/01/17		Ba2		250	254,375

						2,397,875

Information Technology Services
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11		A-(d)		100	104,035

Insurance — 0.4%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17		A3		165	178,247
Aflac, Inc.,
Sr. Unsec’d. Notes
6.90%	12/17/39		A2		390	401,920
8.50%	05/15/19		A2		850	1,023,444
Allstate Corp. (The)
Sr. Unsec’d. Notes
7.45%	05/16/19		A3		215	252,294
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/68		Ba2		425	359,125
Sr. Unsec’d. Notes
8.25%	08/15/18		A3		400	419,712
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
8.625%	12/15/16		Baa3		455	496,524
HUB International Holdings, Inc.,
Sr. Sub. Notes, 144A
10.25%	06/15/15		Caa1		925	885,687
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.75%	07/01/19		Baa2		120	146,976
MetLife, Inc.,
Sr. Unsec’d. Notes
6.125%	12/01/11		A3		200	213,972
6.75%	06/01/16		A3		185	207,321
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
2.50%	01/11/13		Aa3		1,000	1,000,788

Pacific LifeCorp,
Sr. Notes, 144A(g)
6.00%	02/10/20	Baa1	640	624,688
PartnerRe Finance B LLC,
Gtd. Notes
5.50%	06/01/20	A2	855	846,879
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A3	120	112,924
7.875%	05/15/14	A3	315	356,453
Principal Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
5.125%	10/15/13	Aa3	185	189,839
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
6.45%	11/15/19	Baa1	275	287,357
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.501%(c)	10/06/13	A1	190	183,851
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.90%	06/02/19	A2	500	546,849

				8,734,850

Internet Services
Equinix, Inc.,
Sub. Notes
8.125%	03/01/18	Ba2	300	310,500
Netflix, Inc.,
Gtd. Notes
8.50%	11/15/17	Ba2	200	210,000
Terremark Worldwide, Inc.,
Sr. Sec’d. Notes, 144A
12.25%	06/15/17	B2	25	28,750

				549,250

Machinery & Equipment — 0.1%
Altra Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	12/01/16	B1	100	101,625
Case New Holland, Inc.,
Gtd. Notes, 144A
7.75%	09/01/13	Ba3	250	259,375
Columbus Mckinnon Corp.,
Gtd. Notes
8.875%	11/01/13	B1	150	153,375
CPM Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.625%	09/01/14	B2	75	79,875
Manitowoc Co., Inc., (The),
Gtd. Notes(a)
9.50%	02/15/18	Caa1	150	156,375
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19	Baa3	525	556,341
Terex Corp.,
Sr. Unsec’d. Notes
10.875%	06/01/16	B2	25	27,688

				1,334,654

Manufacturing
Reddy Ice Corp.,
Sr. Sec’d. Notes, 144A
11.25%	03/15/15	B1	100	105,000
Reddy Ice Holdings, Inc.,
Sr. Disc. Notes
10.50%	11/01/12	Caa1	100	98,000

				203,000

Media — 0.5%
British Sky Broadcasting Group PLC, (g)
Gtd. Notes, 144A (United Kingdom)
6.10%	02/15/18	Baa1	480	516,091
9.50%	11/15/18	Baa1	645	829,577
CBS Corp.,
Gtd. Notes
5.75%	04/15/20	Baa3	330	331,418
Cengage Learning Acquisitions, Inc.,
Sr. Disc. Notes, 144A
13.25%	07/15/15	Caa2	175	169,750
Cequel Communications Holdings I LLC and Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	175	179,813
Clear Channel Communications, Inc.,
Gtd. Notes
10.75%	08/01/16	Ca	150	117,375
Sr. Unsec’d. Notes
5.00%	03/15/12	Ca	125	110,625
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.25%	12/15/17	B2	200	209,000
CW Media Holdings, Inc.,
Gtd. Notes, 144A, PIK
13.50%	08/15/15	Ca	54	60,179
Discovery Communications LLC,
Gtd. Notes(a)
5.625%	08/15/19	Baa2	650	678,541
Grupo Televisa SA,
Sr. Unsec’d. Notes, 144A (Mexico)
6.625%	01/15/40	Baa1	655	654,067
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	715	807,574
McClatchy Co. (The),
Sr. Sec’d. Notes, 144A
11.50%	02/15/17	B1	200	204,250
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1	1,435	1,414,481
Sinclair Broadcast Group, Inc.,
Gtd. Notes
8.00%	03/15/12	Caa1	100	99,250

Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
9.25%	11/01/17	B2	325	342,062
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.75%	04/01/15	Caa1	200	199,250
Sr. Sec’d. Notes, 144A
9.75%	09/01/15	B1	25	27,000
TCM Sub LLC,
Gtd. Notes, 144A(g)
3.55%	01/15/15	Baa1	540	535,763
Thomson Reuters Corp.,
Gtd. Notes (Canada)(a)
6.50%	07/15/18	Baa1	735	832,792
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12	Baa2	430	461,605
8.25%	04/01/19	Baa2	645	780,507
Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32	Baa2	590	680,961
Videotron Ltee,
Gtd. Notes (Canada)
9.125%	04/15/18	Ba2	75	83,344
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
13.00%	08/01/14	Caa2	100	112,625
Sr. Sec’d. Notes, 144A
11.25%	06/15/13	B2	75	81,188

				10,519,088

Medical Supplies & Equipment — 0.2%
Accellent, Inc.,
Gtd. Notes
10.50%	12/01/13	Caa2	125	126,875
Sr. Sec’d. Notes, 144A
8.375%	02/01/17	B1	125	126,875
Biomet, Inc.,
Gtd. Notes
11.625%	10/15/17	Caa1	75	84,000
Gtd. Notes, PIK
10.375%	10/15/17	B3	450	495,000
DaVita, Inc.,
Gtd. Notes
6.625%	03/15/13	B1	350	352,187
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.55%	03/15/37	A1	535	532,787
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A
9.00%	07/15/15	Ba1	50	55,750
Life Technologies Corp.,
Sr. Unsec’d. Notes
4.40%	03/01/15	Ba1	405	407,817
Medtronic, Inc.,
Sr. Unsec’d. Notes
3.00%	03/15/15	A1	1,255	1,248,707
Universal Hospital Services, Inc.,
Sr. Sec’d. Notes
3.859%(c)	06/01/15	B3	125	106,563

				3,536,561

Metals & Mining — 0.4%
Algoma Acquisition Corp.,
Sr. Unsec’d. Notes, 144A (Canada)(a)
9.875%	06/15/15	Caa2	175	161,000
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
5.375%	06/01/13	Baa3	785	835,564
Arch Coal, Inc.,
Gtd. Notes, 144A
8.75%	08/01/16	B1	175	185,062
Barrick Gold Financeco LLC,
Gtd. Notes (Canada)
6.125%	09/15/13	Baa1	320	356,064
BHP Billiton Finance Ltd.,
Gtd. Notes (Australia)
5.40%	03/29/17	A1	172	185,906
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes
5.90%	03/15/20	Baa3	155	158,741
Codelco, Inc.,
Notes, 144A (Chile)(g)
7.50%	01/15/19	A1	115	135,450
CONSOL Energy, Inc.,
Gtd. Notes, 144A
8.00%	04/01/17	B1	300	308,250
8.25%	04/01/20	B1	250	256,875
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
12.25%	01/15/15	Caa1	325	304,281
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2	450	500,625
Hawk Corp.,
Gtd. Notes
8.75%	11/01/14	B3	50	50,000
International Coal Group, Inc.,
Sr. Sec’d. Notes
9.125%	04/01/18	Caa1	50	50,750
Massey Energy Co.,
Gtd. Notes
3.25%	08/01/15	BB-(d)	33	32,010
Novelis, Inc.,
Gtd. Notes (Canada)
11.50%	02/15/15	Caa1	250	269,062
Placer Dome, Inc.,
Sr. Unsec’d. Notes (Canada)
6.45%	10/15/35	Baa1	290	299,089
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13	Baa1	350	384,718
8.95%	05/01/14	Baa1	300	361,501

Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Ba2	75	70,623
Ryerson Holding Corp.,
Sr. Disc. Notes, 144A
16.48%(s)	02/01/15	Caa3	550	255,750
Ryerson, Inc.,
Sr. Sec’d. Notes
12.00%	11/01/15	Caa1	325	341,250
Severstal Columbus LLC,
Sr. Sec’d. Notes, 144A
10.25%	02/15/18	B3	200	210,250
Steel Capital SA For OAO Severstal,
Sec’d. Notes, 144A (Luxembourg)
9.75%	07/29/13	Ba3	275	303,531
Steel Dynamics, Inc.,
Gtd. Notes
7.375%	11/01/12	Ba2	125	130,000
Gtd. Notes, 144A
7.625%	03/15/20	Ba2	150	153,750
Teck Resources Ltd.,
Sr. Sec’d. Notes (Canada)
9.75%	05/15/14	Ba1	75	88,875
10.25%	05/15/16	Ba1	50	59,500
10.75%	05/15/19	Ba1	50	61,250
Tube City IMS Corp.,
Gtd. Notes
9.75%	02/01/15	Caa1	100	98,375
United States Steel Corp.,
Sr. Unsec’d. Notes
6.05%	06/01/17	Ba2	250	240,625
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.25%	01/23/17	Baa2	500	542,095
Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14	Ba2	25	25,438
Vedanta Resources PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
9.50%	07/18/18	Ba2	225	248,625

				7,664,885

Office Equipment — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes, 144A
10.625%	03/15/15	B2	50	54,625
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2	80	84,856
5.65%	05/15/13	Baa2	365	391,480
6.35%	05/15/18	Baa2	310	335,815
6.75%	02/01/17	Baa2	400	441,620
8.25%	05/15/14	Baa2	375	435,422

				1,743,818

Oil & Gas — 1.2%
Antero Resources Finance Corp.,
Sr. Notes, 144A
9.375%	12/01/17	Caa1	325	334,750
Aquilex Holdings LLC / Aquilex Finance Corp.,
Sr. Notes, 144A
11.125%	12/15/16	B3	125	134,375
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.50%	03/15/19	Baa2	125	153,358
Berry Petroleum Co.,
Sr. Sub. Notes
8.25%	11/01/16	B3	250	253,125
Sr. Unsec’d. Notes
10.25%	06/01/14	B2	125	137,813
Bill Barrett Corp.,
Gtd. Notes
9.875%	07/15/16	B1	125	134,688
Boardwalk Pipelines LP,
Gtd. Notes
5.75%	09/15/19	Baa2	520	537,188
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	230	236,989
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes (Canada)
6.25%	03/15/38	Baa2	250	256,438
Cie Generale De Geophysique-Veritas,
Gtd. Notes (France)
9.50%	05/15/16	Ba3	100	107,000
Complete Production Services, Inc.,
Gtd. Notes
8.00%	12/15/16	B1	350	346,500
Comstock Resources, Inc.,
Gtd. Notes
8.375%	10/15/17	B2	200	205,500
Concho Resources, Inc.,
Gtd. Notes
8.625%	10/01/17	B3	630	667,800
Connacher Oil and Gas Ltd.,
Sec’d. Notes, 144A (Canada)
10.25%	12/15/15	Caa2	125	123,249
ConocoPhillips,
Gtd. Notes
6.00%	01/15/20	A1	1,000	1,110,808
Denbury Resources, Inc.,
Gtd. Notes
8.25%	02/15/20	B1	400	424,000
9.75%	03/01/16	B1	75	82,500
Devon Energy Corp.,
Sr. Notes
5.625%	01/15/14	Baa1	215	235,135
Devon Financing Corp. ULC,
Gtd. Notes (Canada)
7.875%	09/30/31	Baa1	120	148,989
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.15%	09/01/14	Baa1	125	134,879

5.70%	10/15/39		Baa1	595	583,331
5.875%	05/01/19		Baa1	405	439,796
EnCana Corp.,
Sr. Unsec’d. Notes (Canada)
5.90%	12/01/17		Baa2	625	676,328
6.50%	08/15/34		Baa2	250	266,000
Enterprise Products Operating LLC,
Gtd. Notes
5.25%	01/31/20		Baa3	220	221,999
6.30%	09/15/17		Baa3	130	142,803
7.55%	04/15/38		Baa3	500	575,180
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17		A3	380	414,400
Forest Oil Corp.,
Gtd. Notes
8.00%	12/15/11		B1	25	26,375
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A(g)
6.95%	06/01/16		Baa2	70	78,643
Hercules Offshore, Inc.,
Sr. Sec’d. Notes, 144A
10.50%	10/15/17		B2	325	324,188
Hess Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/40		Baa2	775	765,315
7.875%	10/01/29		Baa2	660	790,786
8.125%	02/15/19		Baa2	100	121,895
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
6.50%	09/01/12		Ba1	75	78,938
Linn Energy LLC / Linn Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	04/15/20		B3	325	325,406
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18		Baa1	490	522,743
6.00%	10/01/17		Baa1	260	279,044
6.60%	10/01/37		Baa1	100	104,973
Mariner Energy, Inc.,
Gtd. Notes
11.75%	06/30/16		B3	150	168,375
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A(g)
6.85%	01/15/40		A2	400	431,057
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18		Baa1	120	127,837
9.25%	01/15/19		Baa1	715	889,373
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A (Trinidad)(g)
6.05%	01/15/36		A3	100	90,400
Parker Drilling Co.,
Sr. Notes, 144A
9.125%	04/01/18		B1	75	76,781
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18		Baa1	615	632,924
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16		B2	25	27,125
Petro-Canada,
Sr. Unsec’d. Notes (Canada)
6.80%	05/15/38		Baa2	125	134,901
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
5.75%	01/20/20		Baa1	585	598,332
5.875%	03/01/18		Baa1	290	302,861
7.875%	03/15/19		Baa1	105	122,804
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.50%	01/15/20		Ba1	150	154,335
Plains All American Pipeline LP / PAA Finance Corp.,
Gtd. Notes
5.75%	01/15/20		Baa3	560	574,255
6.50%	05/01/18		Baa3	555	604,701
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14		A2	215	228,848
4.625%	03/30/15		A2	890	948,412
5.20%	03/15/17		A2	175	185,395
Quicksilver Resources, Inc.,
Gtd. Notes
11.75%	01/01/16		B2	50	57,250
RDS Ultra-Deepwater Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
11.875%	03/15/17		B3	25	25,625
SandRidge Energy, Inc.,
Gtd. Notes, PIK
8.625%	04/01/15		B3	100	97,250
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	(a)	Baa1	865	848,913
6.50%	06/01/16		Baa1	315	351,914
Shell International Finance BV,
Gtd. Notes (Netherlands)
4.30%	09/22/19		Aa1	800	788,798
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17		Baa3	62	64,577
Statoil ASA,
Gtd. Notes (Norway)
2.90%	10/15/14		Aa2	850	849,996
Sunoco, Inc.,
Sr. Unsec’d. Notes
9.625%	04/15/15		Baa3	445	535,331
Swift Energy Co.,
Gtd. Notes
8.875%	01/15/20		B3	150	156,000

Tesoro Corp.,
Gtd. Notes
9.75%	06/01/19	Ba1		75	78,375
Total Capital SA,
Gtd. Notes (France)(a)
4.25%	12/15/21	Aa1		1,300	1,273,756
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2		445	463,196
Weatherford International Ltd.,
Gtd. Notes (Switzerland)
9.625%	03/01/19	Baa1		655	828,815
Woodside Finance Ltd.,
Gtd. Notes, 144A (Australia)(g)
4.50%	11/10/14	Baa1		235	240,772
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2		315	348,755

					25,811,266

Paper & Forest Products — 0.1%
Boise Cascade LLC,
Gtd. Notes
7.125%	10/15/14	Caa1		110	101,750
Boise Paper Holdings LLC / Boise Co-Issuer Co.,
Gtd. Notes, 144A
8.00%	04/01/20	B2		125	125,000
Boise Paper Holdings LLC / Boise Finance Co.,
Gtd. Notes, 144A
9.00%	11/01/17	B2		75	78,750
Cascades, Inc.,
Gtd. Notes, 144A (Canada)
7.75%	12/15/17	Ba3		125	125,938
7.875%	01/15/20	Ba3		100	100,250
Cellu Tissue Holdings, Inc.,
Sr. Sec’d. Notes
11.50%	06/01/14	B1		25	27,875
Clearwater Paper Corp.,
Sr. Unsec’d. Notes, 144A
10.625%	06/15/16	Ba3		25	27,750
Georgia-Pacific LLC,
Gtd. Notes, 144A
7.125%	01/15/17	Ba2		150	156,000
8.25%	05/01/16	Ba2		75	81,750
Glatfelter,
Gtd. Notes, 144A
7.125%	05/01/16	Ba2		100	98,250
Neenah Paper, Inc.,
Gtd. Notes
7.375%	11/15/14	B2		200	196,500
NewPage Corp.,
Sec’d. Notes(a)
10.00%	05/01/12	Caa2		200	138,750
Sr. Sec’d. Notes
11.375%	12/31/14	B2		300	298,500
Smurfit Kappa Acquisitions,
Sr. Sec’d. Notes, 144A (Ireland)
7.25%	11/15/17	Ba2	EUR	50	69,271
7.75%	11/15/19	Ba2	EUR	75	105,868

					1,732,202

Pharmaceuticals — 0.2%
AmerisourceBergen Corp.,
Gtd. Notes
4.875%	11/15/19	Baa3		500	497,892
BioScrip, Inc.,
Sr. Unsec’d. Notes, 144A
10.25%	10/01/15	B3		50	50,875
Express Scripts, Inc.,
Gtd. Notes
6.25%	06/15/14	Baa3		995	1,102,393
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes, 144A(g)
4.90%	11/01/19	Baa1		465	461,481
Novasep Holding SAS,
Sr. Sec’d. Notes, 144A (France)
9.75%	12/15/16	B3		175	169,859
Teva Pharmaceutical Finance LLC,
Gtd. Notes
5.55%	02/01/16	A3		455	498,184
Valeant Pharmaceuticals International,
Gtd. Notes, 144A(a)
8.375%	06/15/16	Ba3		265	276,925
Wyeth,
Gtd. Notes
5.95%	04/01/37	A1		1,055	1,104,562

					4,162,171

Pipelines — 0.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.50%	08/15/19	Baa2		510	516,286
6.05%	01/15/18	Baa2		145	153,974
Crosstex Energy / Crosstex Energy Finance Corp.,
Gtd. Notes, 144A
8.875%	02/15/18	B3		200	206,250
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes
7.50%	06/01/15	B3		325	269,750
El Paso Corp.,
Sr. Unsec’d. Notes
8.25%	02/15/16	Ba3		75	80,063
12.00%	12/12/13	Ba3		300	351,000
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3		62	64,584
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.20%	03/15/20	Baa2		135	135,588
Enogex LLC,
Sr. Notes, 144A(g)
6.25%	03/15/20	Baa3		375	372,711
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
6.55%	07/15/19	Baa2		255	282,427

Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14		Baa3	300	306,958
Spectra Energy Capital LLC,
Gtd. Notes
5.65%	03/01/20		Baa2	295	303,428
Williams Partners LP,
Sr. Unsec’d. Notes, 144A(g)
6.30%	04/15/40		Baa3	680	675,720

					3,718,739

Real Estate
AMB Property LP,
Gtd. Notes
6.625%	12/01/19		Baa1	380	386,759
CB Richard Ellis Services, Inc.,
Gtd. Notes
11.625%	06/15/17		Ba3	150	168,000
Realogy Corp.,
Gtd. Notes
10.50%	04/15/14		Ca	200	172,500
WEA Finance LLC,
Gtd. Notes, 144A(g)
7.50%	06/02/14		A2	250	279,825

					1,007,084

Real Estate Investment Trusts — 0.1%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.10%	03/15/20		Baa1	500	531,479
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13		Baa2	205	215,974
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14		Baa1	150	157,056
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.90%	04/01/20		Baa1	140	140,292
Host Hotels and Resorts LP,
Gtd. Notes
6.75%	06/01/16		Ba1	250	250,625
Mack-Cali Realty Corp.,
Sr. Unsec’d. Notes
7.75%	08/15/19		Baa2	130	143,354
Potlatch Corp.,
Gtd. Notes, 144A
7.50%	11/01/19		Ba1	125	127,813
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16		Ba2	125	122,848
Simon Property Group LP,
Sr. Unsec’d. Notes
4.20%	02/01/15		A3	210	210,533
5.75%	12/01/15		A3	535	565,975
6.75%	05/15/14		A3	215	235,224
Ventas Realty LP / Ventas Capital Corp.,
Gtd. Notes
6.50%	06/01/16		Baa3	50	51,094

					2,752,267

Retail & Merchandising — 0.3%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp.,
Sr. Unsec’d. Notes
7.125%	05/20/16		Ba3	400	404,000
Brown Shoe Co., Inc.,
Gtd. Notes
8.75%	05/01/12		B3	25	25,500
Burlington Coat Factory Warehouse Corp.,
Gtd. Notes
11.125%	04/15/14		Caa1	25	26,438
Dollar General Corp.,
Gtd. Notes, PIK
11.875%	07/15/17		B3	17	19,805
GameStop Corp. / GameStop, Inc.,
Gtd. Notes
8.00%	10/01/12		Ba1	100	103,750
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16		Baa1	695	751,016
HSN, Inc.,
Gtd. Notes
11.25%	08/01/16		Ba3	25	28,375
Inergy LP / Inergy Finance Corp.,
Gtd. Notes
8.75%	03/01/15		B1	25	26,156
J.C. Penney Corp., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12		Ba1	205	229,600
Limited Brands, Inc.,
Gtd. Notes
8.50%	06/15/19		Ba1	275	306,625
Sr. Unsec’d. Notes
6.90%	07/15/17		Ba3	25	25,500
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12		Ba2	165	173,250
5.90%	12/01/16	(a)	Ba2	175	174,563
Michaels Stores, Inc.,
Gtd. Notes
11.22%(s)	11/01/16		Caa3	250	221,250
11.375%	11/01/16		Caa3	50	54,000
Neiman Marcus Group, Inc. (The),
Gtd. Notes
10.375%	10/15/15		Caa3	250	258,125
Gtd. Notes, PIK
9.00%	10/15/15		Caa2	81	82,231
OSI Restaurant Partners, Inc.,
Gtd. Notes
10.00%	06/15/15		Caa3	150	147,375

Pantry, Inc. (The),
Gtd. Notes
7.75%	02/15/14		Caa1	50	48,500
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.50%	10/01/19		Ba2	540	550,800
Rite Aid Corp.,
Sr. Sec’d. Notes
9.75%	06/12/16		B3	25	26,875
10.25%	10/15/19		Caa2	150	160,125
Staples, Inc.,
Gtd. Notes
9.75%	01/15/14		Baa2	345	418,254
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
7.375%	03/15/20		Ba3	125	127,031
Toys R US Property Co. II LLC,
Sr. Sec’d. Notes, 144A
8.50%	12/01/17		Ba2	175	181,562
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.875%	04/01/15		Aa2	490	489,627
Wendy’s / Arby’s Restaurants LLC,
Gtd. Notes
10.00%	07/15/16		B2	475	510,625
Yankee Acquisition Corp.,
Gtd. Notes
8.50%	02/15/15		B3	75	77,250

					5,648,208

Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	12/15/17		B2	275	283,250

Telecommunications — 1.0%
America Movil SAB de CV, (Mexico)
Gtd. Notes
5.625%	11/15/17		A2	375	396,143
6.375%	03/01/35		A2	460	463,290
Gtd. Notes, 144A(g)
5.00%	10/16/19		A2	1,270	1,253,181
American Tower Corp.,
Sr. Unsec’d. Notes
4.625%	04/01/15		Baa3	290	298,240
Sr. Unsec’d. Notes, 144A(g)
7.25%	05/15/19		Baa3	1,059	1,191,375
AT&T, Inc.,
Sr. Unsec’d. Notes(a)
5.80%	02/15/19		A2	2,305	2,463,923
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.15%	01/15/13		Baa2	310	327,783
CC Holdings GS V LLC / Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A
7.75%	05/01/17		Baa3	650	708,500
Cellco Partnership / Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.50%	11/15/18		A2	1,015	1,266,374
Cincinnati Bell, Inc.,
Gtd. Notes
7.00%	02/15/15		Ba3	75	72,938
Clearwire Communications LLC / Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)
12.00%	12/01/15		Caa1	650	663,000
Cricket Communications, Inc.,
Gtd. Notes
9.375%	11/01/14		B3	75	76,313
10.00%	07/15/15		B3	50	52,000
Sr. Sec’d. Notes
7.75%	05/15/16		Ba2	125	129,687
Digicel Group Ltd., (Bermuda)
Sr. Notes, 144A
8.25%	09/01/17		B1	225	222,750
Sr. Unsec’d. Notes, 144A
12.00%	04/01/14		B1	75	84,938
GeoEye, Inc.,
Sr. Sec’d. Notes, 144A
9.625%	10/01/15		B1	50	51,125
Hughes Network Systems LLC / HNS Finance Corp.,
Gtd. Notes
9.50%	04/15/14		B1	150	154,125
Inmarsat Finance PLC,
Gtd. Notes, 144A (United Kingdom)
7.375%	12/01/17		Ba2	300	312,000
Intelsat Jackson Holdings Ltd.,
Gtd. Notes, 144A (Bermuda)(a)
8.50%	11/01/19		B3	600	630,000
Intelsat Luxembourg SA,
Gtd. Notes (Bermuda)
11.25%	02/04/17		Caa3	725	766,687
iPCS, Inc.,
Sec’d. Notes, PIK
4.249%	05/01/14		Ba3	256	226,179
Level 3 Financing, Inc.,
Gtd. Notes
4.14%(c)	02/15/15		Caa1	225	186,750
9.25%	11/01/14		Caa1	250	243,750
Gtd. Notes, 144A
10.00%	02/01/18		Caa1	25	23,875
MetroPCS Wireless, Inc.,
Gtd. Notes
9.25%	11/01/14	(a)	B2	150	153,375
9.25%	11/01/14		B2	50	50,875
Nextel Communications, Inc.,
Gtd. Notes
6.875%	10/31/13		Ba2	125	121,875
7.375%	08/01/15		Ba2	225	213,750
NII Capital Corp.,
Gtd. Notes, 144A
10.00%	08/15/16		B1	225	246,375

Nordic Telephone Co. Holdings ApS,
Sr. Sec’d. Notes, 144A (Denmark)
8.875%	05/01/16	B1	400	429,000
PAETEC Holding Corp.,
Gtd. Notes
8.875%	06/30/17	B1	125	128,437
9.50%	07/15/15	Caa1	200	202,500
Qwest Communications International, Inc.,
Gtd. Notes, 144A
8.00%	10/01/15	Ba3	150	159,750
Qwest Corp.,
Sr. Unsec’d. Notes
3.507%(c)	06/15/13	Ba1	100	100,875
7.50%	10/01/14	Ba1	50	54,625
8.375%	05/01/16	Ba1	75	84,375
8.875%	03/15/12	Ba1	25	27,375
Rogers Communications, Inc.,
Gtd. Notes (Canada)
6.80%	08/15/18	Baa2	615	698,197
7.50%	03/15/15	Baa2	135	157,572
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
7.75%	02/15/17	Ba2	125	130,000
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.00%	10/01/14	NR	35	47,513
SBA Telecommunications, Inc.,
Gtd. Notes, 144A
8.00%	08/15/16	Ba3	50	52,625
8.25%	08/15/19	Ba3	50	53,250
Sprint Capital Corp.,
Gtd. Notes
8.375%	03/15/12	Ba3	275	286,000
8.75%	03/15/32	Ba3	125	115,938
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
8.375%	08/15/17	Ba3	675	678,375
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2	565	591,795
6.175%	06/18/14	Baa2	575	614,615
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
5.877%	07/15/19	Baa1	190	203,497
6.221%	07/03/17	Baa1	780	855,399
Telesat Canada / Telesat LLC,
Sr. Unsec’d. Notes (Canada)
11.00%	11/01/15	Caa1	525	584,062
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.35%	04/01/19	A3	560	620,036
6.90%	04/15/38	A3	250	275,722
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13	Baa1	715	750,474
Viasat, Inc.,
Gtd. Notes, 144A
8.875%	09/15/16	B1	75	76,688
Wind Acquisition Finance SA,
Sec’d. Notes, 144A (Luxembourg)
11.75%	07/15/17	B2	100	110,500
12.00%	12/01/15	B2	100	108,000
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3	125	127,813

				21,376,184

Tobacco — 0.1%
BAT International Finance PLC,
Gtd. Notes, 144A (United Kingdom)(g)
8.125%	11/15/13	Baa1	170	199,775
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.50%	03/26/20	A2	1,000	975,657
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3	645	717,211

				1,892,643

Transportation
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes (Canada)
7.25%	05/15/19	Baa3	305	346,493
Hertz Corp. (The),
Gtd. Notes
8.875%	01/01/14	B2	200	205,500
10.50%	01/01/16	B3	50	53,687
Kansas City Southern de Mexico SA de CV,
Sr. Notes, 144A (Mexico)
8.00%	02/01/18	B2	100	102,500
Maxim Crane Works LP,
Sr. Sec’d. Notes, 144A
12.25%	04/15/15	Caa1	100	100,250

				808,430

Utilities — 0.6%
Abu Dhabi National Energy Co.,
Sr. Unsec’d. Notes, 144A (United Arab Emirates)(g)
5.62%	10/25/12	A3	425	439,620
AES Corp. (The),
Sr. Unsec’d. Notes
7.75%	03/01/14	B1	25	25,562
8.00%	10/15/17	B1	500	507,500
9.375%	09/15/10	B1	50	51,375
Sr. Unsec’d. Notes, 144A
9.75%	04/15/16	B1	100	108,250
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19	Baa1	330	333,535
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39	Baa3	1,105	1,084,599

Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	640	661,345
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2	460	494,271
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3	125	135,071
Calpine Construction Finance Co. LP and CCFC Finance Corp.,
Sr. Sec’d. Notes, 144A(a)
8.00%	06/01/16	B1	350	357,875
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10	Ba1	135	137,976
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.50%	04/15/11	Ba1	400	422,064
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	A3	400	438,655
EDF SA,
Sr. Unsec’d. Notes, 144A (France)(g)
4.60%	01/27/20	Aa3	815	803,380
Enel Finance International SA,
Gtd. Notes, 144A (Luxembourg)(g)
6.00%	10/07/39	A2	850	808,713
Energy Future Holdings Corp.,
Gtd. Notes
10.875%	11/01/17	Caa3	275	204,187
Gtd. Notes, PIK
11.25%	11/01/17	Caa3	225	152,810
Entergy Gulf States Louisiana LLC,
First Mortgage
5.59%	10/01/24	Baa1	405	413,491
Entergy Louisiana LLC,
First Mortgage
5.40%	11/01/24	A3	290	290,437
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39	A3	445	449,984
Hilcorp Energy I LP / Hilcorp Finance Co.,
Sr. Notes, 144A
8.00%	02/15/20	B2	175	169,750
Sr. Unsec’d. Notes, 144A
7.75%	11/01/15	B2	300	296,250
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa1	170	167,292
Nevada Power Co.,
General Ref. Mortgage
6.65%	04/01/36	Baa3	720	764,747
North American Energy Alliance LLC / North American Energy Alliance Finance Corp.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/16	Ba3	125	133,125
Northern States Power Co.,
First Mortgage
5.35%	11/01/39	A1	282	267,303
OPTI Canada, Inc.,
Sr. Sec’d. Notes (Canada)
8.25%	12/15/14	Caa3	250	236,067
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.15%	10/01/38	Baa2	640	630,104
PNM Resources, Inc.,
Sr. Unsec’d. Notes
9.25%	05/15/15	Ba2	25	26,594
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19	Baa1	440	443,868
Southern Co. (The),
Sr. Unsec’d. Notes
4.15%	05/15/14	A3	200	208,744
5.30%	01/15/12	A3	75	79,735
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1	235	237,561
United Maritime Group LLC / United Maritime Group Finance Corp.,
Sr. Sec’d. Notes, 144A
11.75%	06/15/15	B3	150	153,750
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa1	195	199,407
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa1	110	111,017

				12,446,014

TOTAL CORPORATE OBLIGATIONS (cost $256,473,580)				266,327,012

FOREIGN GOVERNMENT BONDS — 0.1%
Republic of Brazil,
Unsub. Notes (Brazil)
11.00%	08/17/40	Baa3	445	595,632
Republic of Lithuania,
Sr. Unsec’d. Notes, 144A (Lithuania)(g)
6.75%	01/15/15	Baa1	730	796,859
Republic of South Africa, (South Africa)
Bonds
5.50%	03/09/20	A3	700	708,750
Sr. Unsec’d. Notes
6.50%	06/02/14	A3	430	473,538
United Mexican States,
Unsub. Notes, MTN (Mexico)
6.375%	01/16/13	Baa1	205	227,550

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,603,369)				2,802,329

MUNICIPAL BONDS — 0.2%

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3	510	509,668
California State,
General Obligation Bonds
7.625%	03/01/40	Baa1	675	703,471
Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	A1	375	382,024
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa3	275	278,724

				1,873,887

District of Columbia
District of Columbia,
Revenue Bonds
5.591%	12/01/34	Aa2	120	119,370

Illinois — 0.1%
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Bonds
5.72%	12/01/38	Aaa	335	338,196
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	A1	300	321,519

				659,715

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	122,450

Maryland
Maryland State Transportation Authority,
Revenue Bonds
5.888%	07/01/43	Aa3	360	363,013

New York
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	65	75,312
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	95	88,455
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa3	265	265,048

				428,815

Oregon
Oregon State Taxable Pension,
Revenue Bonds
5.892%	06/01/27	Aa2	60	61,498

Utah
Utah Transit Authority,
Revenue Bonds
5.937%	06/15/39	Aa3	290	301,272

West Virgina
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	270	214,008

TOTAL MUNICIPAL BONDS (cost $4,168,502)				4,144,028

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
3.522%(c)	02/25/34	BBB-(d)	80	68,898
Series 2004-D, Class 2A2
3.863%(c)	05/25/34	AAA(d)	42	38,183
Series 2004-H, Class 2A2
3.753%(c)	09/25/34	A2	57	50,456
Series 2004-I, Class 3A2
4.862%(c)	10/25/34	A1	54	51,281
Series 2005-J, Class 2A1
5.081%(c)	11/25/35	Baa3	306	249,292
Series 2005-J, Class 3A1
5.241%(c)	11/25/35	Aa3	122	91,539
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94%	10/12/42	Aaa	29	29,360
Series 2006-PW12, Class A4
5.906%(c)	09/11/38	Aaa	300	313,369
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	525	541,445
Series 2007-PW17, Class A1
5.282%	06/11/50	AAA(d)	764	779,012
Series 2007-T28, Class A4
5.742%(c)	09/11/42	AAA(d)	755	777,623
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	1,655	1,693,420
Fannie Mae,(g)
Series 319, Class 2, IO
6.50%	02/01/32	Aaa	30	5,456
Series 2003-40, Class NI, IO
5.50%	11/25/28	Aaa	3	15
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	52	52,715
Freddie Mac,

Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	114	3,329
Series 2686, Class JG
5.50%	04/15/28	Aaa	286	287,494
Series 3195, Class PN
6.50%	08/15/30	Aaa	204	210,801
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34	AAA(d)	354	369,812
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42	Aaa	800	812,404
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	151	155,765
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	AA-(d)	1,815	1,824,133
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	Aaa	1,450	1,496,003
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246%	03/15/29	Aaa	125	125,104
Merrill Lynch / Countrywide Commercial Mortgage Trust,
Series 2007-7, Class A1
5.549%	06/12/50	Aaa	141	143,113
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	Aaa	1,760	1,679,167
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	Aaa	1,725	1,581,998
Series 2007-IQ15, Class A4
6.076%(c)	06/11/49	BBB+(d)	600	592,657
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.808%(c)	01/25/34	AAA(d)	138	137,927
Series 2005-AR2, Class 2A2
2.879%(c)	03/25/35	Baa2	61	54,418
Series 2006-AR16, Class A1
5.595%(c)	10/25/36	Caa2	286	217,458

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,518,401)				14,433,647

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Federal National Mortgage Assoc. Notes (cost $2,996,266)
2.50%	05/15/14		3,000	3,017,064

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 9.1%
Federal Home Loan Mortgage Corp.
3.346%(c)	09/01/32		4	4,405
3.667%(c)	07/01/35		34	35,212
4.50%	04/01/19-04/01/35		462	467,654
4.529%(c)	02/01/35		168	171,812
5.00%	10/01/18-08/01/35		1,100	1,148,229
5.033%(c)	03/01/36		151	158,376
5.068%(c)	11/01/35		102	107,709
5.293%(c)	02/01/37		550	579,600
5.31%(c)	02/01/37		135	141,879
5.336%(c)	01/01/36		46	48,518
5.347%(c)	04/01/37		1,057	1,115,061
5.422%(c)	02/01/37		507	534,620
5.50%	12/01/18-12/01/33		675	722,460
5.885%(c)	02/01/37		179	189,869
5.976%(c)	01/01/37		76	80,719
5.985%(c)	12/01/36		56	59,680
6.00%	10/01/32-08/01/38		1,138	1,222,877
6.002%(c)	11/01/36		194	207,033
6.015%(c)	10/01/36		135	142,943
6.118%(c)	10/01/36		139	148,293
6.205%(c)	08/01/36		277	295,896
7.00%	11/01/30-06/01/32		21	23,280
Federal National Mortgage Assoc.
3.075%(c)	11/01/35		111	114,848
4.50%	05/01/19-02/01/40		27,710	28,006,004
4.623%(c)	07/01/35		103	106,752
5.00%	03/01/18-03/01/40		40,743	42,370,752
5.29%(c)	12/01/35		93	98,030

5.331%(c)	12/01/35	93		98,239
5.451%(c)	09/01/37	257		269,913
5.498%(c)	12/01/35	175		184,708
5.50%	01/01/17-11/01/38	47,620		50,349,480
5.545%(c)	01/01/37	259		271,018
5.666%(c)	12/01/35	45		47,446
5.775%(c)	11/01/37	678		709,630
5.802%(c)	08/01/37	302		317,080
5.982%(c)	09/01/36	126		133,525
5.999%(c)	08/01/36	194		203,022
6.00%	04/01/21-10/01/39	31,221		33,280,113
6.02%(c)	12/01/36	173		182,185
6.50%	07/01/32-03/01/38	9,127		9,919,073
7.00%	01/01/31-04/01/37	184		203,442
Government National Mortgage Assoc.
4.50%	07/20/39-01/20/40	16,943		17,130,650
5.00%	07/15/33-03/20/34	816		847,676
5.50%	10/20/32-11/15/34	294		313,189
6.00%	01/20/33	7		7,247
6.50%	09/20/32-12/20/33	33		36,147
7.00%	03/15/13-12/15/13	46		50,077
8.00%	12/15/16-07/15/23	14		14,835
8.50%	06/15/16-10/15/26	35		38,149
9.50%	03/15/19-01/15/20	1		2,067
12.00%	09/15/13	—	(r)	42

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $190,061,953)				192,911,464

U.S. TREASURY OBLIGATIONS — 8.4%
U.S. Treasury Bonds
4.75%	02/15/37	2,275		2,306,281
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.875%	04/15/10	4,185		4,787,379
U.S. Treasury Notes
1.00%	08/31/11	11,930		11,984,985
1.75%	08/15/12	23,905		24,198,219
2.25%	05/31/14	17,560		17,583,320
2.375%	08/31/10	42,525		42,902,069
2.625%	07/31/14-04/30/16	39,350		39,193,713
3.125%	09/30/13	28,680		29,905,611
4.00%	08/15/18	4,270		4,398,433

TOTAL U.S. TREASURY OBLIGATIONS (cost $176,989,101)				177,260,010

TOTAL LONG-TERM INVESTMENTS (cost $1,870,534,582)				2,040,779,721

	Shares
SHORT-TERM INVESTMENT — 10.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $215,784,649; includes $126,187,459 of cash collateral for securities on loan)(b)(w)	215,784,649	215,784,649

TOTAL INVESTMENTS — 106.7% (cost $2,086,319,231)		2,256,564,370
Liabilities in excess of other assets(x) — (6.7)%		(140,801,214)

NET ASSETS — 100.0%		$2,115,763,156

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

PRFC	Preference Shares

TIPS	Treasury Inflation Protected Securities

EUR	Euro

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $122,414,394; cash collateral of $126,187,459 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest and/or principal payments. Non-income producing security.

(m)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2010.

(r)	Less than $1,000 par.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:
Forward foreign currency exchange contracts outstanding at March 31, 2010:

		Notional		Value at
		Amount		Settlement	Current	Unrealized
Purchase Contract	Counterparty	(000)		Date Payable	Value	Depreciation(1)

Euro,
Expiring 06/09/10	Cambridge Partners	EUR	31	$42,215	$41,872	$(343)

				Value at
		Notional		Settlement		Unrealized
		Amount		Date	Current	Appreciation
Sale Contracts	Counterparty	(000)		Receivable	Value	(Depreciation)(1)

Euro,
Expiring 06/09/10	Cambridge Partners	EUR	105	$140,615	$141,825	$(1,210)
Expiring 06/09/10	Morgan Stanley	EUR	1,974	2,705,920	2,666,307	39,613
Expiring 06/09/10	Morgan Stanley	EUR	134	183,021	180,995	2,026

				$3,029,556	$2,989,127	$40,429

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,334,790,501	$—	$—
Preferred Stocks	831,562	—	—
Rights	8,040	—	—
Warrants	—	57	—
Asset-Backed Securities	—	23,583,049	—
Commerical Mortgage-Backed Securities	—	19,598,413	—
Convertible Bonds	—	1,072,545	—
Corporate Obligations	—	266,327,012	—
Foreign Government Bonds	—	2,802,329	—
Municipal Bonds	—	4,144,028	—
Residential Mortgage-Backed Securities	—	14,433,647	—
U.S. Government Mortgage-Backed Securities	—	192,911,464	—
U.S. Government Agency Obligation	—	3,017,064	—
U.S. Treasury Obligations	—	177,260,010	—
Affiliated Money Market Mutual Fund	215,784,649	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	40,086	—

Total	$1,551,414,752	$705,189,704	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Fair Value of Level 2 investments was $802,484,624, $205,826,659 was transferred into Level 1 at 3/31/10 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing at foreign markets.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#	Value

LONG-TERM INVESTMENTS — 97.4%

ASSET-BACKED SECURITIES — 2.2%

AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Baa3	$ 380	$392,566
Capital Auto Receivables Asset Trust,
Series 2007-SN2, Class A4, 144A(g)
1.26%(c)	05/16/11	Aaa	322	322,393
Capital One Multi-Asset Execution Trust,
Series 2007-C3, Class C3
0.52%(c)	04/15/13	Ba1	395	394,427
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	A3	18	7,825
Series 2003-1, Class 1A6
4.458%	03/25/14	Aa2	262	241,493
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	400	404,561
Series 2009-A2, Class A2
1.78%(c)	05/15/14	Aaa	425	435,801
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	285	289,803
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
1.93%(c)	07/15/15	AAA(d)	474	476,331
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	470,266
Discover Card Master Trust I,
Series 2005-4, Class A2
0.32%(c)	06/16/15	Aaa	435	429,276
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	19	3,462
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	4	22
Series 2004-21, Class AC
4.00%	05/25/16	Aaa	163	164,524
Series 2005-57, Class PA(g)
5.50%	05/25/27	Aaa	78	79,073
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A(g)
4.99%	02/15/17	A2	190	188,917
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	88	2,587
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	26	1,445
Series 2686, Class JG
5.50%	04/15/28	Aaa	181	181,480
Series 3195, Class PN
6.50%	08/15/30	Aaa	285	295,121
Series R003, Class VA
5.50%	08/15/16	Aaa	494	532,665
GE Capital Credit Card Master Note Trust,
Series 2007-3, Class C
0.53%(c)	06/15/13	A3	525	520,373
Series 2009-2, Class A
3.69%	07/15/15	Aaa	621	642,025
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.306%(c)	10/25/36	Aaa	29	27,660
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	260	268,261
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	75	75,891
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.52%(c)	10/15/13	A3	210	205,835
SLM Student Loan Trust,
Series 2008-4, Class A2
1.299%(c)	07/25/16	Aaa	450	460,175
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aa3	754	771,774

TOTAL ASSET-BACKED SECURITIES (cost $8,181,564)				8,286,032

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%

American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	260	273,650
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	520,635
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	553	557,132
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	978,126
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	760	766,170
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	600	623,831
Series 2006-PW13, Class A4
5.54%	09/11/41	AAA(d)	408	420,082
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	503,957
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01%(c)	12/10/49	Aaa	700	699,883
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	675	648,434
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	550	569,135
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	149	150,686
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	22	22,352
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	380	388,863
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	950	987,595
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	838,870

LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)		298	299,097
Morgan Stanley Capital I,
Series 2008-T29, Class A4
6.458%(c)	01/11/43	AA(d)		608	640,443
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa		436	458,639

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,835,945)					10,347,580

CORPORATE OBLIGATIONS — 15.5%

Advertising — 0.2%
Interpublic Group of Cos., Inc.,
Sr. Unsec’d. Notes
10.00%	07/15/17	Ba2		125	141,406
Lamar Media Corp.,
Gtd. Notes(a)
6.625%	08/15/15	B1		302	293,318
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
6.25%	07/15/19	Baa1		290	314,152

					748,876

Aerospace — 0.1%
Goodrich Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/20	Baa2		75	75,538
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17	A2		70	75,500
5.40%	05/01/35	A2		135	130,659
5.70%	04/15/40	A2		140	141,587

					423,284

Airlines — 0.1%
Continental Airlines, Inc.,
Pass-Through Certificates
7.25%	11/10/19	Baa2		60	64,650
9.00%	07/08/16	Baa2		152	166,294
Delta Air Lines, Inc.,
Pass-Through Certificates
7.75%	12/17/19	Baa2		75	78,750
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3		140	136,280

					445,974

Automobile Manufacturers
Fiat Finance North America, Inc.,
Gtd. Notes, MTN
5.625%	06/12/17	Ba1	EUR	100	129,839

Automotive Parts & Equipment
Johnson Controls, Inc.,
Sr. Notes
5.00%	03/30/20	Baa2		100	99,759

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20	Baa2		290	299,159
Gtd. Notes, 144A(g)
5.375%	11/15/14	Baa2		165	178,712
7.20%	01/15/14	Baa2		136	155,805
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.35%	12/21/12	Baa2		95	95,674

					729,350

Biotechnology — 0.1%
Life Technologies Corp.,
Sr. Unsec’d. Notes
4.40%	03/01/15	Ba1		120	120,835
Talecris Biotherapeutics Holdings Corp.,
Gtd. Notes, 144A(g)
7.75%	11/15/16	B1		200	202,000

					322,835

Broadcasting — 0.1%
COX Communications, Inc.,(g)
Sr. Unsec’d. Notes, 144A
6.25%	06/01/18	Baa2		240	255,241
8.375%	03/01/39(a)	Baa2		140	175,098
Discovery Communications LLC,
Gtd. Notes(a)
5.625%	08/15/19	Baa2		145	151,367

					581,706

Building Materials
CRH America, Inc.,
Gtd. Notes
6.00%	09/30/16	Baa1		145	155,799

Business Services — 0.1%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1		356	307,050
Manpower, Inc.,
Sr. Unsec’d. Notes, MTN
4.75%	06/14/13	Baa3	EUR	150	203,613

					510,663

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.55%	05/15/19	Baa3		210	254,046

Computer Services & Software
Brocade Communications Systems, Inc.,
Sr. Sec’d. Notes, 144A(g)
6.875%	01/15/20	Ba2		100	102,000

Consumer Products & Services — 0.1%
ARAMARK Corp.,
Gtd. Notes
3.749%(c)	02/01/15	B3		298	277,140
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.25%	01/15/18	B1		125	127,500

					404,640

Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes
7.125%	09/01/16	Ba1		125	132,813
7.375%	09/01/19	Ba1		75	79,031

Solo Cup Co. / Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.50%	11/01/13	B2		125	131,875

					343,719

Distribution/Wholesale — 0.1%
3M Co.,
Sr. Unsec’d. Notes, MTN
5.70%	03/15/37	Aa2		220	227,410

Diversified Operations — 0.1%
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17	A3		210	228,662
Koppers, Inc.,
Gtd. Notes, 144A(g)
7.875%	12/01/19	B1		140	144,200

					372,862

Electric — 0.1%
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.50%	12/15/10	Baa1		200	205,196

Electronic Components & Equipment — 0.1%
Emerson Electric Co.,
Sr. Unsec’d. Notes
5.25%	11/15/39	A2		235	222,512

Entertainment & Leisure — 0.2%
MGM Mirage,
Sr. Sec’d. Notes, 144A(g)
9.00%	03/15/20	B1		200	206,000
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B-(d)		150	157,875
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
First Mortgage, 144A(g)
7.875%	11/01/17	Ba2		250	254,375

					618,250

Environmental Services — 0.1%
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18	Baa3		405	436,155

Farming & Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
8.50%	11/10/13	Baa1		40	46,756
9.25%	08/06/19	Baa1		260	315,934
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.50%	06/15/19	Baa2		160	186,002
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa2		315	322,555

					871,247

Financial — Bank & Trust — 1.6%
Bank of America Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/14	A2		315	354,230
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2		790	799,219
Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	500	636,343
Unsec’d. Notes
6.50%	08/01/16	A2		655	708,052
BB&T Capital Trust II,
Ltd. Gtd. Notes
6.75%	06/07/36	A3		150	147,875
BB&T Corp.,
Sr. Unsec’d. Notes
5.70%	04/30/14	A1		235	255,365
Capital One Capital IV,
Ltd. Gtd. Notes
6.745%(c)	02/05/82	Baa3		350	301,875
FIA Card Services NA,
Sub. Notes, 144A
7.125%	11/15/12	A1		80	87,656
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13	Baa1		270	290,369
Sub. Notes
8.25%	03/01/38	Baa2		190	199,642
International Lease Finance Corp.,
Sr. Unsec’d. Notes, 144A(g)
8.625%	09/15/15	B1		375	383,346
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	B1		200	194,654
Northern Trust Co. (The),
Sub. Notes
4.60%	02/01/13	A1		155	164,932
Northern Trust Corp.,
Sr. Unsec’d. Notes
5.30%	08/29/11	A1		171	180,259
5.50%	08/15/13	A1		65	71,932
PNC Funding Corp.,
Bank Gtd. Notes
3.625%	02/08/15	A3		90	90,539
5.625%	02/01/17	Baa1		195	201,207
US Bancorp,
Sr. Unsec’d. Notes
4.20%	05/15/14	Aa3		105	110,165
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	A1		410	435,860
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa3		300	311,539

					5,925,059

Financial — Brokerage — 0.1%
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2		126	131,338
6.25%	01/15/36	Baa2		250	212,793

					344,131

Financial Services — 4.2%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A2		205	222,062
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
3.75%	03/16/11	A1	EUR	50	68,936
6.25%	07/16/13	A1	EUR	100	150,302
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19	A3		45	52,139
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A(a)(g)
9.125%	12/01/16	B1		175	184,625
Citigroup, Inc.,

Sr. Unsec’d. Notes
5.00%	08/02/19	A3	EUR	150	200,084
5.50%	08/27/12	A3		230	242,449
5.50%	04/11/13	A3		340	357,266
5.50%	10/15/14(a)	A3		180	186,283
6.50%	08/19/13	A3		425	458,155
Sr. Unsec’d. Notes, MTN
3.50%	08/05/15	A3	EUR	370	483,635
6.40%	03/27/13	A3	EUR	80	117,344
Sub. Notes
4.75%(c)	02/10/19	Baa1	EUR	70	89,181
Unsec’d. Notes(a)
8.50%	05/22/19	A3		265	309,304
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A(g)
6.113%	01/15/40	A2		283	296,029
Erac USA Finance Co.,
Gtd. Notes, 144A(g)
5.60%	05/01/15	Baa2		405	427,350
General Electric Capital Corp.,
Sr. Unsec’d. Notes(a)
3.75%	11/14/14	Aa2		1,000	1,013,082
General Motors Acceptance Corp., Inc.,
Gtd. Notes, 144A(g)
8.00%	03/15/20	B3		275	281,875
Goldman Sachs Group, Inc. (The),
Gtd. Notes
4.50%	01/30/17	A1	EUR	400	545,388
6.345%	02/15/34	A3		205	189,288
Sr. Unsec’d. Notes
3.75%	02/04/13	A1	EUR	100	137,943
6.15%	04/01/18	A1		1,020	1,079,242
7.50%	02/15/19	A1		620	708,535
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A(a)(g)
7.75%	01/15/16	Ba3		325	312,812
IntesaBci Capital Trust,
Bank Gtd. Notes
6.988%(c)	07/29/49	A-(d)	EUR	100	134,728
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.75%	05/01/13	Aa3		410	437,012
6.00%	01/15/18	Aa3		500	542,851
6.30%	04/23/19	Aa3		795	877,327
Sr. Unsec’d. Notes, MTN
4.375%	01/30/14	Aa3	EUR	50	70,889
Sub. Notes, MTN
4.375%(c)	11/12/19	A1	EUR	300	412,388
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.45%	01/15/87	A2		195	181,040
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.00%	11/01/39	A2		220	224,511
LBI Escrow Corp.,
Sr. Sec’d. Notes, 144A(g)
8.00%	11/01/17	Ba3		225	233,438
Mellon Funding Corp.,
Gtd. Notes
6.375%	11/08/11	Aa2	GBP	250	403,050
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
5.45%	02/05/13	A2		260	275,082
Sr. Unsec’d. Notes, MTN
4.45%	01/31/14	A2	EUR	200	274,823
Morgan Stanley,
Sr. Notes
4.50%	10/29/14	A2	EUR	500	696,473
Sr. Unsec’d. Notes
4.20%	11/20/14	A2		480	481,059
5.125%	11/30/15	A2	GBP	150	233,244
6.50%	12/28/18	A2	EUR	100	149,012
7.30%	05/13/19(a)	A2		700	773,366
Sr. Unsec’d. Notes, MTN
6.00%	04/28/15	A2		400	428,486
New York Life Global Funding,
Sr. Unsec’d. Notes, MTN
4.375%	01/19/17	Aaa	EUR	150	205,972
SLM Corp.,
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12(a)	Ba1		65	64,587
8.45%	06/15/18	Ba1		130	131,477
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3		130	128,375
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN(a)
4.50%	07/29/10	Aa3		380	384,421

					15,856,920

Food — 0.2%
Ahold Finance USA LLC,
Gtd. Notes, MTN
5.875%	03/14/12	Baa3	EUR	100	144,737
6.50%	03/14/17	Baa3	GBP	100	165,313
General Mills, Inc.,
Sr. Unsec’d. Notes
5.25%	08/15/13	Baa1		100	109,172
5.65%	02/15/19	Baa1		20	21,452
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.50%	02/09/40	Baa2		170	176,168
Kroger Co. (The),
Gtd. Notes
7.50%	01/15/14	Baa2		112	129,326
Sysco Corp.,
Sr. Unsec’d. Notes
5.25%	02/12/18	A1		140	149,140

					895,308

Healthcare Services — 0.2%
Highmark, Inc.,
Notes, 144A(g)
6.80%	08/15/13	Baa2		185	198,989
Novant Health, Inc.,
Bonds
5.85%	11/01/19	A1		265	270,040
US Oncology, Inc.,
Sr. Sec’d. Notes
9.125%	08/15/17	Ba3		150	156,750
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11	Baa1		200	205,870

					831,649

Holding Company — Diversified
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A(g)
7.75%	10/15/16	B1		125	128,437

Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3		350	360,958
NVR, Inc.,
Sr. Unsec’d. Notes(a)
5.00%	06/15/10	Baa3		130	130,600

					491,558

Insurance — 0.6%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3		110	118,831
Aflac, Inc.,
Sr. Unsec’d. Notes
6.90%	12/17/39	A2		170	175,196
8.50%	05/15/19	A2		255	307,033
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.45%	05/16/19	A3		60	70,408
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
8.625%	12/15/16	Baa3		70	76,388
MetLife, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/16	A3		135	151,288
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, MTN
4.625%	05/16/17	Aa3	EUR	250	342,768
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33	Baa2		145	130,804
Pacific LifeCorp,
Sr. Notes, 144A(g)
6.00%	02/10/20	Baa1		195	190,335
PartnerRe Finance B LLC,
Gtd. Notes
5.50%	06/01/20	A2		120	118,860
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A3		175	164,681
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
6.45%	11/15/19	Baa1		95	99,269
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.501%(c)	10/06/13	A1		285	275,776

					2,221,637

Machinery & Equipment — 0.1%
Case New Holland, Inc.,
Gtd. Notes, 144A(g)
7.75%	09/01/13	Ba3		250	259,375
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19	Baa3		150	158,955

					418,330

Manufacturing — 0.1%
GE Capital Trust IV,
Sub. Notes
4.625%(c)	09/15/66	Aa3	EUR	250	281,950

Media — 0.7%
CBS Corp.,
Gtd. Notes
5.75%	04/15/20	Baa3		85	85,365
Comcast Corp.,
Gtd. Notes(a)
5.70%	05/15/18	Baa1		365	387,006
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes, 144A(g)
5.875%	10/01/19	Baa3		270	280,986
DIRECTV Holdings LLC,
Gtd. Notes, 144A(g)
3.55%	03/15/15	Baa3		160	157,431
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1		395	389,352
6.40%	12/15/35	Baa1		300	306,346
Sinclair Broadcast Group, Inc.,
Gtd. Notes
8.00%	03/15/12	Caa1		73	72,452
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A(g)
9.25%	11/01/17	B2		300	315,750
TCM Sub LLC,
Gtd. Notes, 144A(g)
3.55%	01/15/15	Baa1		170	168,666
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12	Baa2		365	391,828
8.25%	04/01/19	Baa2		100	121,009

					2,676,191

Medical Supplies & Equipment — 0.2%
AmerisourceBergen Corp.,
Gtd. Notes
4.875%	11/15/19	Baa3		165	164,304
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.55%	03/15/37	A1		200	199,173
Wyeth,
Gtd. Notes
5.95%	04/01/37	A1		290	303,624

					667,101

Metals & Mining — 0.2%
Arch Coal, Inc.,
Gtd. Notes, 144A(g)
8.75%	08/01/16	B1		125	132,188
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes
5.90%	03/15/20	Baa3		40	40,965
Consol Energy, Inc.,
Gtd. Notes, 144A(g)
8.00%	04/01/17	B1		225	231,187
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2		248	275,900

					680,240

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2		85	90,160
6.35%	05/15/18	Baa2		275	297,900

					388,060

Oil & Gas — 1.4%
Boardwalk Pipelines LP,
Gtd. Notes
5.75%	09/15/19	Baa2		190	196,280
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2		60	61,823
ConocoPhillips,
Gtd. Notes
5.75%	02/01/19	A1		290	316,128
Denbury Resources, Inc.,
Gtd. Notes
8.25%	02/15/20	B1		375	397,500
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.15%	09/01/14	Baa1		115	124,089
5.70%	10/15/39	Baa1		205	200,980
5.875%	05/01/19	Baa1		55	59,725
Enterprise Products Operating LLC,
Gtd. Notes
5.25%	01/31/20	Baa3		35	35,318
6.30%	09/15/17	Baa3		115	126,325
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3		150	163,579
Hess Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/40	Baa2		255	251,813
7.875%	10/01/29	Baa2		130	155,761
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.00%	10/01/17	Baa1		235	252,213
6.60%	10/01/37	Baa1		85	89,227
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A(g)
6.85%	01/15/40	A2		70	75,435
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18	Baa1		130	138,490
9.25%	01/15/19	Baa1		40	49,755
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1		470	483,698
6.25%	08/05/13	Baa1	EUR	100	148,910
6.375%	08/05/16	Baa1	EUR	200	300,792
Gtd. Notes, MTN
7.50%	12/18/13	Baa1	GBP	160	266,740
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16	B2		100	108,500
Praxair, Inc.,
Sr. Unsec’d. Notes
5.20%	03/15/17	A2		200	211,880
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	Baa1		145	142,303
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3		60	62,494
Sunoco, Inc.,
Sr. Unsec’d. Notes
9.625%	04/15/15	Baa3		90	108,269
Tesoro Corp.,
Gtd. Notes
9.75%	06/01/19	Ba1		125	130,625
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2		205	213,383
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2		235	260,183

					5,132,218

Paper & Forest Products — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A(g)
7.125%	01/15/17	Ba2		280	291,200

Pharmaceuticals — 0.2%
Express Scripts, Inc.,
Gtd. Notes
6.25%	06/15/14	Baa3		150	166,190
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes, 144A(g)
4.90%	11/01/19	Baa1		155	153,827
Valeant Pharmaceuticals International,
Gtd. Notes, 144A(a)(g)
8.375%	06/15/16	Ba3		460	480,700

					800,717

Pipelines — 0.3%
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.50%	08/15/19	Baa2		95	96,171
6.05%	01/15/18	Baa2		115	122,117
Crosstex Energy / Crosstex Energy Finance Corp.,
Gtd. Notes, 144A(g)
8.875%	02/15/18	B3		250	257,813
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3		60	62,501
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.20%	03/15/20	Baa2		40	40,174
Plains All American Pipeline LP / PAA Finance Corp.,
Gtd. Notes
5.75%	01/15/20	Baa3		200	205,091
6.50%	05/01/18	Baa3		85	92,612
Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14	Baa3		130	133,015
Williams Partners LP,
Sr. Unsec’d. Notes, 144A(g)
6.30%	04/15/40	Baa3		170	168,930

					1,178,424

Real Estate — 0.2%
AMB Property LP,
Gtd. Notes
6.625%	12/01/19	Baa1		125	127,224
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2		170	179,100
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1		150	157,056
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2		85	84,857

WEA Finance LLC,
Gtd. Notes, 144A(g)
7.50%	06/02/14	A2		105	117,526

					665,763

Real Estate Investment Trusts — 0.3%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1		98	106,130
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.90%	04/01/20	Baa1		20	20,042
6.00%	07/15/12	Baa1		110	117,554
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2		150	139,950
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
7.75%	08/15/19	Baa2		50	55,136
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2		190	186,729
Simon Property Group LP,
Sr. Unsec’d. Notes
4.20%	02/01/15	A3		30	30,076
5.30%	05/30/13	A3		40	42,325
5.75%	12/01/15	A3		285	301,500

					999,442

Retail & Merchandising — 0.3%
GameStop Corp. / GameStop, Inc.,
Gtd. Notes
8.00%	10/01/12	Ba1		75	77,812
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1		210	226,926
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12	Ba1		180	201,600
Limited Brands, Inc.,
Gtd. Notes
8.50%	06/15/19	Ba1		150	167,250
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Ba2		140	147,000
QVC, Inc.,
Sr. Sec’d. Notes, 144A(g)
7.50%	10/01/19	Ba2		360	367,200

					1,187,788

Software
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)		155	161,255

Telecommunications — 1.0%
American Tower Corp.,
Sr. Unsec’d. Notes
4.625%	04/01/15	Baa3		150	154,262
Sr. Unsec’d. Notes, 144A(g)
7.25%	05/15/19	Baa3		186	209,250
AT&T, Inc.,
Sr. Unsec’d. Notes
5.80%	02/15/19(a)	A2		675	721,539
5.875%	04/28/17	A2	GBP	100	163,404
Cellco Partnership / Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.50%	11/15/18	A2		185	230,817
Clearwire Communications LLC / Clearwire Finance, Inc.,(g)
Sr. Sec’d. Notes, 144A
12.00%	12/01/15(a)	Caa1		300	306,000
12.00%	12/01/15	Caa1		100	101,750
NII Capital Corp.,
Gtd. Notes, 144A(g)
10.00%	08/15/16	B1		225	246,375
PAETEC Holding Corp.,
Gtd. Notes
8.875%	06/30/17	B1		200	205,500
SBA Telecommunications, Inc.,
Gtd. Notes, 144A(g)
8.00%	08/15/16	Ba3		435	457,837
8.25%	08/15/19	Ba3		50	53,250
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
8.375%	08/15/17	Ba3		200	201,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.90%	04/15/38	A3		220	242,636
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13	Baa1		185	194,179
Viasat, Inc.,
Gtd. Notes, 144A(g)
8.875%	09/15/16	B1		125	127,812

					3,615,611

Tobacco — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.875%	09/04/15	A2	EUR	100	152,867
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3		245	272,429

					425,296

Utilities — 1.1%
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19	Baa1		125	126,339
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39	Baa3		160	157,046
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2		170	175,670
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2		290	311,606
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3		190	205,308
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10	Ba1		190	194,189
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.75%	04/01/38	A3		140	157,941
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	A3		170	186,428

Duke Energy Carolinas LLC,
First Mortgage
5.30%	02/15/40	A1		165	156,317
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2		290	261,677
Entergy Gulf States Louisiana LLC,
First Mortgage
5.59%	10/01/24	Baa1		80	81,677
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39	A3		150	151,680
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	11/15/39	A3		250	253,251
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa1		95	93,487
Nevada Power Co.,
General Ref. Mortgage
6.65%	04/01/36	Baa3		125	132,768
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1		175	176,312
7.375%	02/01/16	B1		250	248,125
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.35%	02/15/38	A3		255	271,777
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19	Baa1		100	100,879
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.375%	11/01/39	A2		265	254,683
Southern Co. (The),
Sr. Unsec’d. Notes
5.30%	01/15/12	A3		100	106,313
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1		230	232,506
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa1		170	173,842
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa1		145	146,340

					4,356,161

TOTAL CORPORATE OBLIGATIONS (cost $57,303,461)					58,826,568

FOREIGN BONDS — 52.7%

Australia — 0.7%
Australia & New Zealand Banking Group Ltd.,
Sr. Unsec’d. Notes, MTN
4.375%	05/24/12	Aa1	EUR	185	262,371
BHP Billiton Finance Ltd.,
Gtd. Notes
5.40%	03/29/17	A1		70	75,659
Gtd. Notes, MTN
4.75%	04/04/12	A1	EUR	100	142,665
Coca-Cola Amatil Ltd.,
Gtd. Notes, 144A(g)
3.25%	11/02/14	A3		125	123,896
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A(g)
3.75%	10/15/14	Aa1		145	146,989
Sub. Notes, MTN
5.50%	08/06/19	Aa2	EUR	150	218,857
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, MTN
5.375%	12/08/14	Aa1	GBP	100	163,496
Sub. Notes, MTN
4.50%(c)	06/23/16	Aa2	EUR	150	207,206
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.875%	07/15/13	Baa1		205	225,335
8.95%	05/01/14	Baa1		75	90,375
Westfield Europe Finance PLC / WEA Finance LLC,
Gtd. Notes
3.625%	06/27/12	A2	EUR	100	136,350
Westpac Banking Corp.,
Sr. Unsec’d. Notes
4.875%	11/19/19	Aa1		320	317,849
Sr. Unsec’d. Notes, MTN
4.875%	09/28/12	Aa1	EUR	350	503,084
5.00%	10/21/19	Aa1	GBP	50	76,512
Woodside Finance Ltd.,
Gtd. Notes, 144A(g)
4.50%	11/10/14	Baa1		70	71,719

					2,762,363

Austria — 0.1%
Telekom Finanzmanagement GmbH,
Gtd. Notes
6.375%	01/29/16	A3	EUR	120	181,927

Belgium — 0.4%
Anheuser-Busch InBev NV,
Gtd. Notes, MTN
8.625%	01/30/17	Baa2	EUR	125	215,101
Belgium Government,
Bonds
5.00%	03/28/35	Aa1	EUR	651	990,639
Delhaize Group SA,
Gtd. Notes
5.625%	06/27/14	Baa3	EUR	200	291,774
Fortis Bank SA/NV,
Sr. Sub. Notes, MTN
5.757%	10/04/17	A2	EUR	50	74,444

					1,571,958

Bermuda — 0.2%
Bacardi Ltd.,
Gtd. Notes, MTN
7.75%	04/09/14	Baa1	EUR	150	235,649
Digicel Group Ltd.,
Sr. Unsec’d. Notes
8.875%	01/15/15	Caa1		340	334,050

					569,699

Brazil — 1.3%
BR Malls International Finance,
Gtd. Notes
9.75%	11/29/49	BB-(d)		100	102,250
Brazil Notas do Tesouro Nacional, Series F,
Notes
10.00%	01/01/17	Baa3	BRL	581	293,545
10.00%	01/01/21	NR	BRL	4,162	2,054,975
Nota do Tesouro Nacional, Series F,
Notes
10.00%	01/01/14	Baa3	BRL	3,760	1,979,413
Telemar Norte Leste SA,
Sr. Unsec’d. Notes
9.50%	04/23/19	Baa2		100	118,750

Usiminas Commercial Ltd.,
Gtd. Notes
7.25%	01/18/18	Baa3		245	271,031

					4,819,964

Canada — 4.0%
Canada Housing Trust,
Sec’d. Notes
4.80%	06/15/12	Aaa	CAD	705	735,098
Canadian Government,
Bonds
3.50%	06/01/13	Aaa	CAD	1,045	1,063,901
4.00%	06/01/16	Aaa	CAD	654	675,713
5.25%	06/01/12	Aaa	CAD	964	1,016,545
5.75%	06/01/33	Aaa	CAD	551	674,584
Notes
3.75%	06/01/19	Aaa	CAD	2,863	2,856,545
4.25%	06/01/18	Aaa	CAD	825	856,947
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.25%	03/15/38	Baa2		225	230,794
Devon Financing Corp. ULC,
Gtd. Notes
7.875%	09/30/31	Baa1		130	161,405
EnCana Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/19	Baa2		60	66,921
6.50%	08/15/34	Baa2		230	244,720
Kinder Morgan Finance Co. ULC,
Gtd. Notes
5.70%	01/05/16	Ba1		300	299,157
Petro-Canada,
Sr. Unsec’d. Notes
6.80%	05/15/38	Baa2		75	80,941
Placer Dome, Inc.,
Sr. Unsec’d. Notes
6.45%	10/15/35	Baa1		245	252,678
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes (a)
4.875%	03/30/20	Baa1		165	165,283
Province of Ontario,
Debs.
5.00%	03/08/14	Aa1	CAD	1,557	1,647,953
Province of Quebec,
Bonds
5.00%	12/01/38	Aa2	CAD	655	657,747
Rogers Communications, Inc.,
Gtd. Notes
5.50%	03/15/14	Baa2		300	324,114
6.80%	08/15/18	Baa2		165	187,321
Royal Bank of Canada,
Covered Bonds
4.625%	01/22/18	Aaa	EUR	1,540	2,230,032
Sr. Unsec’d. Notes, MTN
5.75%	07/25/11	Aaa	EUR	50	71,355
Thomson Reuters Corp.,
Gtd. Notes
6.50%	07/15/18	Baa1		270	305,923
Toronto-Dominion Bank,
Sr. Unsec’d. Notes, MTN
4.875%	01/23/13	Aaa	EUR	250	363,891
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (g)
5.50%	11/16/11	Baa2		95	99,948

					15,269,516

Cayman Islands — 0.7%
Agile Property Holdings Ltd.,
Sr. Unsec’d. Notes
10.00%	11/14/16	Ba3		350	375,917
Allstate Life Funding LLC,
Sr. Sec’d. Notes, MTN
6.375%	01/17/11	A1	GBP	120	188,000
BES Finance Ltd.,
Bank Gtd. Notes, MTN
6.25%	05/17/11	A2	EUR	140	196,052
DP World Sukuk Ltd.,
Bonds
6.25%	07/02/17	Ba1		400	362,000
Embraer Overseas Ltd.,
Gtd. Notes
6.375%	01/15/20	Baa3		125	127,188
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A (g)
9.25%	10/30/19	Ba1		360	410,227
Odebrecht Finance Ltd.,
Gtd. Notes, 144A (g)
7.00%	04/21/20	Baa3		100	101,905
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	A1	GBP	250	387,795
Petrobras International Finance Co.,
Gtd. Notes
5.75%	01/20/20	Baa1		75	76,709
5.875%	03/01/18	Baa1		240	250,644
7.875%	03/15/19	Baa1		155	181,281
Principal Financial Global Funding II LLC,
Sr. Sec’d. Notes, MTN
4.50%	01/26/17	Aa3	EUR	100	127,888

					2,785,606

Czech Republic — 0.1%
CEZ A/S,
Unsec’d. Notes
4.125%	10/17/13	A2	EUR	150	211,926

Denmark — 0.6%
Carlsberg Breweries A/S,
Sr. Unsec’d. Notes, MTN
6.00%	05/28/14	Baa3	EUR	200	299,025
7.25%	11/28/16	Baa3	GBP	50	87,166
Danske Bank A/S,
Gov’t. Liquid Gtd. Notes, MTN
4.75%	06/29/12	Aa3	EUR	75	107,186
Sub. Notes, MTN
6.00%(c)	03/20/16	Baa2	EUR	100	138,695
Kingdom of Denmark,
Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,521,573

					2,153,645

France — 4.8%
Autoroutes du Sud de la France,
Sr. Unsec’d. Notes, MTN
7.375%	03/20/19	Baa1	EUR	100	167,943
BNP Paribas,
Sub. Notes, MTN
5.431%	09/07/17	Aa3	EUR	140	210,032
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, MTN
4.875%	04/10/14	BBB-(d)	EUR	100	143,170
6.375%	04/04/13	BBB-(d)	EUR	50	74,408

Cie de Saint-Gobain,
Sr. Unsec’d. Notes, MTN
8.25%	07/28/14	Baa2	EUR	150	239,809
Cie Generale de Geophysique-Veritas,
Gtd. Notes
9.50%	05/15/16	Ba3		200	214,000
Credit Agricole SA,
Sr. Sub. Notes, MTN
5.971%	02/01/18	Aa2	EUR	150	226,184
Sub. Notes
5.00%(c)	06/29/49	A1	GBP	350	451,455
Electricite de France,
Notes, 144A (g)
6.95%	01/26/39	Aa3		135	154,985
France Treasury Notes
3.75%	01/12/12	Aaa	EUR	2,747	3,895,213
French Government,
Bonds
4.00%	04/25/13	Aaa	EUR	1,592	2,310,011
4.00%	10/25/14	Aaa	EUR	1,743	2,540,249
5.00%	10/25/16	Aaa	EUR	219	335,297
5.75%	10/25/32	Aaa	EUR	2,694	4,595,097
GDF Suez,
Sr. Unsec’d. Notes, MTN
5.625%	01/18/16	Aa3	EUR	50	76,502
HSBC France,
Sr. Unsec’d. Notes, MTN
4.875%	01/15/14	Aa3	EUR	100	145,293
Lafarge SA,
Sr. Unsec’d. Notes
6.15%	07/15/11	Baa3		110	114,898
Sr. Unsec’d. Notes, MTN
7.625%	05/27/14	Baa3	EUR	150	231,793
Novasep Holding SAS,
Sr. Sec’d. Notes, 144A (g)
9.75%	12/15/16	B3		275	266,922
Pernod-Ricard SA,
Sr. Unsec’d. Notes, MTN
7.00%	01/15/15	Ba1	EUR	100	150,167
PPR,
Sr. Unsec’d. Notes, MTN
8.625%	04/03/14	BBB-(d)	EUR	100	161,663
RCI Banque SA,
Sr. Unsec’d. Notes, MTN
8.125%	05/15/12	Baa2	EUR	100	148,812
Societe Generale,
Sr. Unsec’d. Notes, MTN
5.25%	03/28/13	Aa2	EUR	300	439,620
Suez Environnement SA,
Sr. Unsec’d. Notes, MTN
6.25%	04/08/19	A3	EUR	100	157,760
Total Capital SA,
Gtd. Notes
4.25%	12/15/21	Aa1		400	391,925
TPSA Eurofinance France SA,
Gtd. Notes, MTN
6.00%	05/22/14	A3	EUR	100	148,070
Veolia Environnement,
Sr. Unsec’d. Notes, MTN
4.875%	05/28/13	A3	EUR	200	289,126

					18,280,404

Germany — 4.9%
BASF SE,
Sr. Unsec’d. Notes, MTN
5.875%	03/31/17	A1	GBP	50	82,010
Bayer AG,
Gtd. Notes, MTN
5.625%	05/23/18	A3	GBP	100	158,927
Bertelsmann AG,
Sr. Unsec’d. Notes
4.75%	09/26/16	Baa2	EUR	150	207,662
Bundesrepublik Deutschland,
Bonds
4.00%	07/04/16	Aaa	EUR	2,478	3,636,004
4.00%	01/04/37	Aaa	EUR	2,343	3,236,427
4.25%	01/04/14	Aaa	EUR	4,240	6,252,222
Deutsche Bank AG,
Sr. Sub. Notes
5.125%	01/31/13	A1	EUR	105	152,126
Hypothekenbank In Essen AG,
Jumbo Pfandbrief
3.875%	11/21/13	Aaa	EUR	1,103	1,579,931
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes
4.70%	06/02/37	Aaa	CAD	523	479,920
5.50%	12/07/15	Aaa	GBP	1,040	1,771,507
Gov’t. Gtd. Notes, MTN
5.50%	07/25/16	Aaa	AUD	485	426,078
MAN SE,
Sr. Unsec’d. Notes, MTN
7.25%	05/20/16	A3	EUR	40	63,944
Muenchener Rueckversicherungs AG,
Sub. Notes
5.767%(c)	06/29/49	A3	EUR	100	128,448
UPC Germany GmbH,
Sr. Sec’d. Notes, 144A (g)
8.125%	12/01/17	B1		275	283,594

					18,458,800

Greece — 1.2%
Hellenic Republic,
Sr. Unsec’d. Notes
4.50%	09/20/37	A2	EUR	430	425,772
4.60%	05/20/13	A2	EUR	1,181	1,531,912
6.00%	07/19/19	A2	EUR	697	906,897
6.25%	06/19/20	A2	EUR	675	893,460
6.50%	10/22/19	A2	EUR	668	901,337

					4,659,378

Guernsey — 0.1%
Credit Suisse Group Finance Guernsey Ltd.,
Bank Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	276,413

Hungary — 0.1%
Hungary Government,
Bonds
6.75%	02/24/17	Baa1	HUF	43,400	221,891

Iceland
Danaher European Finance Co. EHF,
Gtd. Notes
4.50%	07/22/13	A2	EUR	50	70,984

India — 0.1%
ICICI Bank Ltd.,
Jr. Sub. Notes
6.375%(c)	04/30/22	Ba1		400	376,613

Ireland — 0.6%
Allied Irish Banks PLC,
Gov’t. Liquid Gtd. Notes, MTN
12.50%	06/25/19	A2	EUR	70	110,760
Bord Gais Eireann,
Sr. Unsec’d. Notes, MTN
5.75%	06/16/14	A2	EUR	100	145,490
Cloverie PLC For Zurich Insurance Co.,
Sec’d. Notes, MTN
7.50%(c)	07/24/39	A3	EUR	100	156,021
GE Capital European Funding,
Gtd. Notes, MTN
3.50%	02/14/13	Aa2	EUR	200	278,042
5.25%	05/18/15	Aa2	EUR	200	291,369
GE Capital UK Funding,
Gtd. Notes, MTN
5.625%	12/12/14	Aa2	GBP	200	327,964
Ireland Government Bond
Bonds
5.90%	10/18/19	Aa1	EUR	635	955,313
VIP Finance Ireland Ltd. For OJSC Vimpel Communications,
Sec’d. Notes
9.125%	04/30/18	Ba2		160	180,640

					2,445,599

Italy — 3.6%
Atlantia SpA,
Gtd. Notes, MTN
5.625%	05/06/16	A3	EUR	100	149,224
Banca Monte dei Paschi di Siena SpA,
Sr. Unsec’d. Notes, MTN
4.75%	04/30/14	A1	EUR	200	285,825
Edison SpA,
Sr. Unsec’d. Notes, MTN
5.125%	12/10/10	Baa2	EUR	75	103,884
Intesa Sanpaolo SpA,
Sub. Notes, MTN
4.375%(c)	06/26/18	Aa3	EUR	300	418,034
Italy Buoni Poliennali del Tesoro,
Bonds
3.75%	08/01/16	Aa2	EUR	1,137	1,606,217
4.00%	02/01/37	Aa2	EUR	1,490	1,815,378
4.25%	08/01/14	Aa2	EUR	1,471	2,136,286
6.00%	05/01/31	Aa2	EUR	1,025	1,631,724
7.25%	11/01/26	Aa2	EUR	915	1,636,886
Sr. Unsec’d. Notes
5.25%	08/01/17	Aa2	EUR	1,944	2,978,964
Lottomatica SpA,
Gtd. Notes
5.375%	12/05/16	Baa3	EUR	150	211,489
Telecom Italia SpA,
Sr. Unsec’d. Notes, MTN
7.875%	01/22/14	Baa2	EUR	50	77,838
8.25%	03/21/16	Baa2	EUR	140	228,723
Unicredit SpA,
Jr. Sub. Notes, MTN
6.10%	02/28/12	Baa1	EUR	43	61,613
Sub. Notes, MTN
5.75%	09/26/17	A1	EUR	250	362,024

					13,704,109

Japan — 12.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
Sr. Unsec’d. Notes, 144A (g)
3.85%	01/22/15	Aa2		100	101,044
Japanese Government,
Sr. Unsec’d. Notes
0.60%	09/20/14	Aa2	JPY	940,250	10,104,645
1.30%	12/20/13	Aa2	JPY	130,150	1,438,875
1.30%	03/20/15	Aa2	JPY	583,400	6,459,191
1.40%	09/20/15	Aa2	JPY	226,250	2,517,094
1.40%	03/20/18	Aa2	JPY	445,500	4,882,411
1.50%	06/20/12	Aa2	JPY	708,200	7,792,101
1.50%	09/20/13	Aa2	JPY	199,500	2,218,093
1.50%	06/20/19	Aa2	JPY	213,850	2,330,194
1.90%	03/20/25	Aa2	JPY	580,800	6,225,457
2.00%	12/20/33	Aa2	JPY	214,250	2,186,665
2.30%	06/20/28	Aa2	JPY	196,000	2,165,944

					48,421,714

Kazakhstan — 0.1%
HSBK Europe BV,
Gtd. Notes
7.75%	05/13/13	Ba2		475	489,868

Luxembourg — 0.7%
ArcelorMittal,
Sr. Unsec’d. Notes
9.375%	06/03/16	Baa3	EUR	160	270,114
Enel Finance International SA,
Gtd. Notes, 144A(g)
6.00%	10/07/39	A2		275	261,642
Gtd. Notes, MTN
4.00%	09/14/16	A2	EUR	150	209,840
Espirito Santo Financial Group SA,
Sub. Notes
6.875%	10/21/19	Baa1	EUR	100	140,570
Evraz Group SA,
Sr. Unsec’d. Notes
8.875%	04/24/13	B2		185	194,065
Finmeccanica Finance SA,
Gtd. Notes, MTN
8.125%	12/03/13	A3	EUR	200	316,079
Gaz Capital,
Sr. Unsec’d. Notes, MTN
4.56%	12/09/12	Baa1	EUR	170	238,071
5.364%	10/31/14	Baa1	EUR	130	183,065
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A (a)(g)
6.00%	12/30/19	Baa2		135	140,197
Michelin Luxembourg SCS,
Gtd. Notes, MTN
8.625%	04/24/14	Baa2	EUR	70	112,362
Telecom Italia Capital SA,
Gtd. Notes
5.25%	11/15/13	Baa2		150	157,114
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	180	269,861
Wind Acquisition Finance SA,
Sec. Notes, 144A (g)
11.75%	07/15/17	B2		200	221,000

					2,713,980

Malaysia — 0.3%
Malaysian Government,
Bonds
3.70%	05/15/13	A3	MYR	2,000	619,931
3.718%	06/15/12	A3	MYR	1,195	371,567

					991,498

Mexico — 2.2%
America Movil SAB de CV,
Gtd. Notes
6.375%	03/01/35	A2		225	226,609
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes, 144A (g)
4.625%	02/15/20	A3		140	137,407
Controladora Mabe SA CV,
Gtd. Notes, 144A (g)
7.875%	10/28/19	BBB-(d)		210	221,550
Grupo Petrotemex SA de CV,
Sr. Unsec’d. Notes, 144A (g)
9.50%	08/19/14	BB(d)		200	216,500
Grupo Televisa SA,
Sr. Unsec’d. Notes
6.625%	01/15/40	Baa1		615	614,124
Mexican Bonos,
Bonds
8.00%	12/19/13	Baa1	MXN	47,420	4,040,984
8.00%	12/17/15	Baa1	MXN	34,030	2,874,332

					8,331,506

Netherlands — 3.3%
Arcos Dorados BV,
Gtd. Notes, 144A (g)
7.50%	10/01/19	Ba2		300	311,628
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes, MTN
4.625%	09/13/12	Aaa	EUR	1,875	2,710,909
Unsec’d. Notes
4.125%	06/28/16	Aaa	EUR	2,530	3,655,074
BMW Finance NV,
Gtd. Notes, MTN
8.875%	09/19/13	A3	EUR	180	292,011
CenterCredit International BV,
Bank Gtd. Notes
8.625%	01/30/14	Ba3		485	491,936
CRH Finance BV,
Gtd. Notes, MTN
7.375%	05/28/14	Baa1	EUR	100	154,637
Daimler International Finance BV,
Gtd. Notes, MTN
7.875%	01/16/14	A3	EUR	140	220,331
9.00%	01/30/12	A3	EUR	100	150,842
Deutsche Telekom International Finance BV,
Gtd. Notes
8.125%	05/29/12	Baa1	EUR	50	75,866
Gtd. Notes, MTN
4.50%	10/25/13	Baa1	EUR	175	252,412
E.On International Finance BV,
Gtd. Notes, MTN
5.50%	01/19/16	A2	EUR	190	287,332
6.00%	10/30/19	A2	GBP	100	164,331
EDP Finance BV,
Sr. Unsec’d. Notes, 144A(g)
4.90%	10/01/19	A3		210	200,254
Sr. Unsec’d. Notes, MTN
3.75%	06/22/15	A3	EUR	120	164,030
GTB Finance BV,
Bank Gtd. Notes
8.50%	01/29/12	B+(d)		310	318,928
Heineken NV,
Sr. Unsec’d. Notes, MTN
7.125%	04/07/14	NR	EUR	100	154,508
7.25%	03/10/15	NR	GBP	80	134,893
ING Bank NV,
Sub. Notes, MTN
5.50%	01/04/12	A1	EUR	140	198,020
Koninklijke KPN NV,
Sr. Unsec’d. Notes
7.50%	02/04/19	Baa2	EUR	100	166,496
Sr. Unsec’d. Notes, MTN
4.50%	03/18/13	Baa2	EUR	100	142,885
5.75%	03/18/16	Baa2	GBP	300	486,447
Linde Finance BV,
Gtd. Notes
6.50%	01/29/16	Baa1	GBP	170	284,877
Gtd. Notes, MTN
6.75%	12/08/15	Baa1	EUR	100	159,757
Netherlands Government,
Bonds
5.50%	01/15/28	Aaa	EUR	419	689,914
Rabobank Nederland NV,
Sr. Unsec’d. Notes, MTN
4.25%	01/16/17	Aaa	EUR	150	213,359
RWE Finance BV,
Gtd. Notes, MTN
6.375%	06/03/13	A2	GBP	70	117,625
6.625%	01/31/19	A2	EUR	100	163,119
Shell International Finance BV,
Gtd. Notes
4.30%	09/22/19	Aa1		270	266,219

					12,628,640

Norway — 0.1%
DnB Nor Bank ASA,
Sr. Unsec’d. Notes, MTN
4.75%	03/28/11	Aa3	EUR	150	209,191
Statoil ASA,
Gtd. Notes
2.90%	10/15/14	Aa2		290	289,998

					499,189

Poland — 0.3%
Polish Government,
Bonds
5.50%	10/25/19	A(d)	PLN	3,037	1,061,794

Portugal
Portugal Obrigacoes do Tesouro OT,
Bonds
4.80%	06/15/20	NR	EUR	106	149,775

South Africa — 0.3%
Republic of South Africa,
Bonds
13.50%	09/15/15	A3	ZAR	5,840	994,710

Spain — 0.9%
Gas Natural Capital Markets SA,
Gtd. Notes, MTN
5.25%	07/09/14	Baa2	EUR	150	217,763
Iberdrola Finanzas SAU,
Gtd. Notes, MTN
7.50%	11/25/15	A3	EUR	100	163,747
Obrascon Huarte Lain SA,
Unsub. Notes
6.25%	05/18/12	Ba1	EUR	200	269,821
Santander Issuances SA Unipersonal,
Bank Gtd. Notes, MTN
4.75%(c)	05/29/19	Aa3	EUR	150	209,124
Spanish Government,
Bonds

5.75%	07/30/32	Aaa	EUR	815	1,287,678
Sr. Unsub. Notes
4.10%	07/30/18	Aaa	EUR	464	649,730
Telefonica Emisiones SAU,
Gtd. Notes
5.877%	07/15/19	Baa1		75	80,328
6.221%	07/03/17	Baa1		245	268,683
Gtd. Notes, MTN
5.431%	02/03/14	Baa1	EUR	200	293,638

					3,440,512

Supra National Bank — 1.9%
European Investment Bank,
Sr. Unsec’d. Notes
8.75%	08/25/17	Aaa	GBP	500	999,700
Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa	EUR	2,640	3,971,710
6.50%	08/07/19	Aaa	AUD	1,480	1,338,948
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.40%	01/26/26	Aaa	CAD	791	726,888

					7,037,246

Sweden — 0.5%
Securitas AB,
Sr. Unsec’d. Notes, MTN
6.50%	04/02/13	BBB+(d)	EUR	100	149,497
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, MTN
6.625%	07/09/14	A1	GBP	100	166,400
Svensk Exportkredit AB,
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1		400	435,191
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
5.50%	05/26/16	Aa2	GBP	100	160,731
Swedish Government,
Bonds
3.75%	08/12/17	Aaa	SEK	3,930	575,398
Telefonaktiebolaget LM Ericsson,
Sr. Unsec’d. Notes, MTN
5.375%	06/27/17	Baa1	EUR	148	214,788
Volvo Treasury AB,
Gtd. Notes, MTN
9.875%	02/27/14	Baa2	EUR	75	121,150

					1,823,155

Switzerland — 0.4%
Credit Suisse AG,
Sub. Notes
5.40%	01/14/20	Aa2		400	403,127
Credit Suisse London,
Sr. Unsec’d. Notes, MTN
5.125%	09/18/17	Aa1	EUR	255	373,507
UBS AG,
Jr. Sub. Notes, MTN
7.152%(c)	12/29/49	Baa3	EUR	50	66,587
Sr. Sub. Notes, MTN
4.50%(c)	09/16/19	A1	EUR	450	610,993
Sr. Unsec’d. Notes, MTN
6.25%	09/03/13	Aa3	EUR	85	126,730
Weatherford International Ltd.,
Gtd. Notes
9.625%	03/01/19	Baa1		40	50,615

					1,631,559

Trinidad
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A (g)
6.05%	01/15/36	A3		155	140,120

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co.,
Sr. Unsec’d. Notes, 144A (g)
5.62%	10/25/12	A3		355	367,212

United Kingdom — 5.3%
Atlantic Finance Ltd.,
Gtd. Notes, 144A (g)
8.75%	05/27/14	Ba1		350	367,689
Aviva PLC,
Sub. Notes, MTN
6.875%(c)	05/22/38	A3	EUR	125	173,475
Barclays Bank PLC,
Covered Bonds, MTN
4.00%	10/07/19	Aaa	EUR	1,650	2,253,800
Sr. Unsec’d. Notes
5.20%	07/10/14	Aa3		120	128,141
6.75%	05/22/19	Aa3		110	121,692
Sr. Unsec’d. Notes, MTN
5.25%	05/27/14	Aa3	EUR	250	364,585
5.75%	08/17/21	Aa3	GBP	100	156,110
BAT International Finance PLC,
Gtd. Notes, 144A(g)
8.125%	11/15/13	Baa1		115	135,142
Gtd. Notes, MTN
5.375%	06/29/17	Baa1	EUR	160	238,021
BG Energy Capital PLC,
Gtd. Notes, MTN
5.875%	11/13/12	A2	GBP	60	99,384
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A (g)
6.10%	02/15/18	Baa1		290	311,805
British Telecommunications PLC,
Sr. Unsec’d. Notes
5.15%	01/15/13	Baa2		270	285,489
BSKYB Finance UK PLC,
Gtd. Notes
5.75%	10/20/17	Baa1	GBP	200	322,243
Centrica PLC,
Sr. Unsec’d. Notes, MTN
7.125%	12/09/13	A3	EUR	100	155,729
Compass Group PLC,
Sr. Unsec’d. Notes
7.00%	12/08/14	Baa1	GBP	70	120,121
HBOS PLC,
Sr. Sub. Notes, 144A (g)
6.00%	11/01/33	Ba1		180	136,442
HSBC Bank PLC,
Sub. Notes, MTN
4.25%(c)	03/18/16	A2	EUR	125	171,472
HSBC Capital Funding LP / Jersey Channel Islands,
Ltd. Gtd. Notes
5.369%(c)	10/29/49	A3	EUR	95	121,621
HSBC Holdings PLC,
Sub. Notes
9.875%(c)	04/08/18	A1	GBP	200	350,389
Sub. Notes, MTN
6.25%	03/19/18	A1	EUR	200	303,561
Imperial Tobacco Finance PLC,

Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	200	282,670
6.875%	06/13/12	Baa3	GBP	200	330,948
ITV PLC,
Gtd. Notes
10.00%	06/30/14	B1	EUR	80	122,370
Kingfisher PLC,
Sr. Unsec’d. Notes, MTN
5.625%	12/15/14	Baa3	GBP	80	128,820
Lloyds TSB Bank PLC,
Bank Gtd. Notes, 144A(g)
4.375%	01/12/15	Aa3		245	241,517
Sr. Notes, MTN
6.375%	06/17/16	Aa3	EUR	150	219,935
Marks & Spencer PLC,
Sr. Unsec’d. Notes, MTN
5.625%	03/24/14	Baa3	GBP	50	79,776
MU Finance PLC,
Sr. Sec’d. Notes, 144A (g)
8.375%	02/01/17	NR		300	295,875
National Grid PLC,
Sr. Unsec’d. Notes, MTN
5.00%	07/02/18	Baa1	EUR	100	145,337
6.50%	04/22/14	Baa1	EUR	100	152,612
Nationwide Building Society,
Sr. Unsec’d. Notes, MTN
5.625%	09/09/19	Aa3	GBP	100	154,191
Sub. Notes, MTN
3.375%(c)	08/17/15	Baa3	EUR	115	150,779
Next PLC,
Sr. Unsec’d. Notes
5.875%	10/12/16	Baa2	GBP	100	160,357
OTE PLC,
Gtd. Notes
4.625%	05/20/16	Baa2	EUR	300	411,936
Royal Bank of Scotland PLC (The),
Sr. Unsec’d. Notes, MTN
5.75%	05/21/14	Aa3	EUR	150	214,498
Sub. Notes, MTN
6.00%	05/10/13	Baa3	EUR	150	212,989
Scottish Power UK PLC,
Sr. Unsec’d. Notes
8.375%	02/20/17	A3	GBP	200	368,425
Severn Trent Utilities Finance PLC,
Gtd. Notes, MTN
5.25%	03/11/16	A3	EUR	150	220,670
Standard Chartered Bank,
Sub. Notes, MTN
3.625%(c)	02/03/17	A3	EUR	240	325,332
5.875%	09/26/17	A3	EUR	200	292,515
Standard Chartered PLC,
Sr. Unsec’d. Notes, MTN
6.50%	04/28/14	A3	GBP	100	167,264
Tesco PLC,
Sr. Unsec’d. Notes, MTN
5.875%	09/12/16	A3	EUR	125	192,378
6.125%	02/24/22	A3	GBP	50	80,785
Travelers Insurance Co. Institutional Funding Ltd.,
Sr. Sec’d. Notes
5.75%	12/06/11	Aa3	GBP	80	127,998
United Kingdom Gilt,
Bonds
4.25%	06/07/32	Aaa	GBP	4,143	6,096,493
4.25%	09/07/39	AAA(d)	GBP	899	1,303,208
4.50%	03/07/13	AAA(d)	GBP	108	176,712
5.00%	03/07/12	AAA(d)	GBP	566	922,213
WPP PLC,
Gtd. Notes, MTN
6.625%	05/12/16	Baa3	EUR	175	264,370

					20,159,884

TOTAL FOREIGN BONDS (cost $200,062,066)					199,703,157

MUNICIPAL BONDS — 0.4%

California — 0.1%

Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3		165	164,893
California State,
General Obligation Bonds
7.625%	03/01/40	Baa1		175	182,381
Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	A1		125	127,341
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa3		90	91,219

					565,834

District of Columbia
District of Columbia,
Revenue Bonds
5.591%	12/01/34	Aa2		40	39,790

Illinois — 0.1%
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Bonds
5.72%	12/01/38	Aaa		50	50,477
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	A1		185	198,270

					248,747

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2		125	122,450

Maryland
Maryland State Transportation Authority,
Revenue Bonds
5.888%	07/01/43	Aa3		120	121,004

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)		35	40,553
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2		145	135,010
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa3		85	85,015

					260,578

Utah
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa3		95	98,693

West Virgina — 0.1%
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	255	202,118

TOTAL MUNICIPAL BONDS (cost $1,704,537)				1,659,214

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
3.522%(c)	02/25/34	BBB-(d)	80	68,898
Series 2004-D, Class 2A2
3.863%(c)	05/25/34	AAA(d)	46	42,304
Series 2004-H, Class 2A2
3.753%(c)	09/25/34	A2	53	47,165
Series 2004-I, Class 3A2
4.862%(c)	10/25/34	A1	43	41,025
Series 2005-J, Class 2A1
5.081%(c)	11/25/35	Baa3	459	373,939
Series 2005-J, Class 3A1
5.241%(c)	11/25/35	Aa3	182	136,428
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.808%(c)	01/25/34	AAA(d)	206	206,891
Series 2005-AR2, Class 2A2
2.879%(c)	03/25/35	Baa2	91	81,627
Series 2006-AR16, Class A1
5.595%(c)	10/25/36	Caa2	408	309,460

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,570,937)				1,307,737

SOVEREIGN ISSUES — 0.5%
Republic of Brazil,
Unsub. Notes (Brazil)
11.00%	08/17/40	Baa3	185	247,622
Republic of Lithuania,
Sr. Unsec’d. Notes (Lithuania)(g)
6.75%	01/15/15	Baa1	235	256,523
Republic of South Africa, (South Africa)
Bonds
5.50%	03/09/20	A3	205	207,563
Sr. Unsec’d. Notes
6.50%	06/02/14	A3	100	110,125
Russian Ministry of Finance,
Debs. (Russia)
3.00%	05/14/11	Baa1	690	694,071
United Mexican States,
Unsub. Notes, MTN (Mexico)
6.375%	01/16/13	Baa1	270	299,700

TOTAL SOVEREIGN ISSUES (cost $1,685,608)				1,815,604

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 12.2%
Federal Home Loan Mortgage Corp.
3.346%(c)	09/01/32	6	6,205
3.667%(c)	07/01/35	51	52,969
4.50%	11/01/18-05/01/19	416	435,188
5.00%	10/01/18-10/01/35	899	937,542
5.31%(c)	02/01/37	179	189,172
5.976%(c)	01/01/37	84	89,307
5.985%(c)	12/01/36	252	268,562
6.00%	10/01/21-08/01/38	690	741,434
6.015%(c)	10/01/36	259	274,891
6.118%(c)	10/01/36	278	296,587
6.205%(c)	08/01/36	309	330,037
6.50%	03/01/32-10/01/34	1,262	1,372,793
7.00%	11/01/30	16	17,099
Federal National Mortgage Assoc.
3.075%(c)	11/01/35	158	163,895
4.50%	12/01/19-02/01/40	5,253	5,301,513
5.00%	03/01/18-05/01/36	5,112	5,334,758
5.50%	01/01/17-02/01/37	9,303	9,836,749
5.545%(c)	01/01/37	22	22,585
5.802%(c)	08/01/37	165	172,953
5.999%(c)	08/01/36	284	297,765
6.00%	08/01/22-10/01/38	8,072	8,630,928
6.02%(c)	12/01/36	194	204,172
6.50%	12/01/10-09/01/36	1,797	1,954,775
7.00%	12/01/29-01/01/31	33	36,291
Government National Mortgage Assoc.
4.50%	07/20/39-01/20/40	5,754	5,817,537
5.00%	07/15/33-09/15/39	2,577	2,682,790
5.50%	11/15/34-01/15/35	354	375,916
6.00%	12/20/37	24	25,708
6.50%	06/15/16-12/20/33	280	303,381
7.00%	03/15/13-12/15/13	30	33,083

7.50%	09/15/30-06/15/32	51	56,710

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $44,998,033)			46,263,295

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp.
5.50%	03/01/18-11/01/18	34	35,477
Federal National Mortgage Assoc.
4.50%	05/01/19-09/01/34	771	788,295
6.00%	03/01/33	44	47,068

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $832,293)			870,840

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bonds
4.75%	02/15/37	2,880	2,919,600
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)
0.875%	04/15/10	1,350	1,544,316
U.S. Treasury Notes
1.00%	08/31/11	2,800	2,812,905
1.75%	08/15/12	8,390	8,492,912
2.25%	05/31/14	3,595	3,599,774
2.375%	08/31/10	7,595	7,662,345
2.625%	07/31/14-04/30/16	5,745	5,706,127
3.125%	09/30/13	4,815	5,020,764
4.00%	08/15/18	2,320	2,389,781

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,218,116)			40,148,524

	Shares
PREFERRED STOCK
U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%, CVT Perpetual Series (cost $185,000)	7,400	9,398

	Units
WARRANT(m)*
Republic of Venezuela, expiring on 04/15/2020 (Venezuela) (cost $0)(g)	1,250	34,375

TOTAL LONG-TERM INVESTMENTS (cost $366,577,560)		369,272,324

SHORT-TERM INVESTMENT — 4.7%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $17,661,252; includes $5,540,088 of cash collateral for securities on loan)(b)(w)	17,661,252	17,661,252

TOTAL INVESTMENTS — 102.1% (cost $384,238,812)		386,933,576

Liabilities in excess of other assets(x) — (2.1)%		(8,086,486)

NET ASSETS — 100.0%		$378,847,090

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

CSK	Czech Kruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwanese Dollar

ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $5,420,208; cash collateral of $5,540,088 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(k)	Represents security,or a portion thereof, segregated as collateral for futures contracts.

(m)	The amount represents fair value of derivative subject to equity contracts risk exposure as of March 31, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at March 31, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2010	(Depreciation)(1)
Short Positions:
93	5 Year U.S. Treasury Notes	Jun 10	$10,730,602	$10,680,469	$50,133
4	10 Year U.K. Gilt	Jun 10	681,599	696,531	(14,932)
160	10 Year U.S. Treasury Notes	Jun 10	18,657,377	18,600,000	57,377
10	20 Year U.S. Treasury Bonds	Jun 10	1,163,984	1,161,250	2,734

					$95,312

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Forward foreign currency exchange contracts outstanding at March 31, 2010:

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 05/18/10	JPMorgan Chase	AUD	147	$132,000	$134,341	$2,341
Expiring 05/18/10	JPMorgan Chase	AUD	144	132,000	131,861	(139)
Expiring 05/18/10	Morgan Stanley	AUD	3,349	2,991,551	3,056,346	64,795
Brazilian Real,
Expiring 04/05/10	Standard Chartered PLC	BRL	3,939	2,174,398	2,212,639	38,241
Expiring 06/02/10	JPMorgan Chase	BRL	1,954	1,081,000	1,083,950	2,950
British Pound,
Expiring 05/18/10	JPMorgan Chase	GBP	159	240,310	240,547	237
Expiring 05/18/10	JPMorgan Chase	GBP	66	100,000	100,810	810
Expiring 05/18/10	JPMorgan Chase	GBP	58	87,000	88,297	1,297
Expiring 05/18/10	JPMorgan Chase	GBP	32	48,155	49,193	1,038
Expiring 05/18/10	Royal Bank of Scotland	GBP	2,493	3,898,850	3,781,374	(117,476)
Canadian Dollar,
Expiring 05/18/10	JPMorgan Chase	CAD	136	133,270	134,374	1,104
Expiring 05/18/10	Royal Bank of Scotland	CAD	969	921,903	954,084	32,181
Chinese Yuan,
Expiring 07/20/10	Cambridge Partners	CNY	39,160	5,781,000	5,741,513	(39,487)
Expiring 07/20/10	Cambridge Partners	CNY	2,356	350,000	345,454	(4,546)
Expiring 07/20/10	Cambridge Partners	CNY	2,174	324,000	318,699	(5,301)
Expiring 07/20/10	Cambridge Partners	CNY	2,100	309,000	307,841	(1,159)
Expiring 07/20/10	Cambridge Partners	CNY	1,845	275,000	270,481	(4,519)
Expiring 07/20/10	Cambridge Partners	CNY	1,310	194,000	192,134	(1,866)
Expiring 07/20/10	Cambridge Partners	CNY	1,229	181,000	180,241	(759)
Expiring 07/20/10	Citigroup Global Markets	CNY	1,069	160,000	156,737	(3,263)
Expiring 07/20/10	JPMorgan Chase	CNY	1,585	234,000	232,402	(1,598)
Expiring 11/16/10	Bank of America	CNY	14,186	2,112,000	2,086,916	(25,084)
Expiring 11/16/10	Cambridge Partners	CNY	1,338	202,000	196,867	(5,133)
Expiring 11/16/10	Cambridge Partners	CNY	628	94,000	92,386	(1,614)
Expiring 11/16/10	Cambridge Partners	CNY	460	69,000	67,719	(1,281)
Expiring 11/16/10	Citigroup Global Markets	CNY	13,140	1,994,000	1,933,065	(60,935)
Expiring 11/16/10	JPMorgan Chase	CNY	1,991	300,000	292,862	(7,138)
Expiring 11/16/10	JPMorgan Chase	CNY	729	109,000	107,281	(1,719)
Expiring 11/16/10	JPMorgan Chase	CNY	713	106,000	104,842	(1,158)
Expiring 11/16/10	Standard Chartered PLC	CNY	13,150	1,994,000	1,934,531	(59,469)
Expiring 11/16/10	State Street Bank	CNY	1,398	212,000	205,677	(6,323)
Czech Koruna,
Expiring 05/18/10	UBS Securities	CSK	8,531	444,643	453,426	8,783
Danish Krone,
Expiring 05/18/10	Credit Suisse First Boston Corp.	DKK	1,185	216,348	214,996	(1,352)

Euro,
Expiring 05/18/10	JPMorgan Chase	EUR	2,310	3,094,430	3,120,066	25,636
Expiring 05/18/10	JPMorgan Chase	EUR	954	1,304,000	1,288,502	(15,498)
Expiring 05/18/10	JPMorgan Chase	EUR	745	1,011,000	1,006,344	(4,656)
Expiring 05/18/10	JPMorgan Chase	EUR	653	883,000	881,414	(1,586)
Expiring 05/18/10	JPMorgan Chase	EUR	457	619,985	617,904	(2,081)
Expiring 05/18/10	JPMorgan Chase	EUR	414	565,000	558,673	(6,327)
Expiring 05/18/10	JPMorgan Chase	EUR	366	496,000	494,007	(1,993)
Expiring 05/18/10	JPMorgan Chase	EUR	358	492,972	483,859	(9,113)
Expiring 05/18/10	JPMorgan Chase	EUR	237	321,929	320,537	(1,392)
Expiring 05/18/10	Morgan Stanley	EUR	44	60,551	59,556	(995)
Expiring 05/18/10	Royal Bank of Scotland	EUR	1,733	2,345,000	2,341,427	(3,573)
Hungarian Forint,
Expiring 05/18/10	Royal Bank of Scotland	HUF	34,371	169,500	173,866	4,366
Expiring 05/18/10	State Street Bank	HUF	2,930	14,750	14,819	69
Indian Rupee,
Expiring 04/20/10	JPMorgan Chase	INR	3,434	74,000	76,349	2,349
Expiring 04/20/10	Royal Bank of Scotland	INR	225,370	4,938,000	5,011,292	73,292
Expiring 05/18/10	Bank of America	INR	224,678	4,808,000	4,982,544	174,544
Japanese Yen,
Expiring 05/18/10	Citigroup Global Markets	JPY	1,087,639	12,093,341	11,636,782	(456,559)
Expiring 05/18/10	JPMorgan Chase	JPY	73,852	818,958	790,155	(28,803)
Expiring 05/18/10	JPMorgan Chase	JPY	50,007	553,000	535,028	(17,972)
Expiring 05/18/10	JPMorgan Chase	JPY	40,191	452,000	430,009	(21,991)
Expiring 05/18/10	JPMorgan Chase	JPY	7,358	82,000	78,719	(3,281)
Expiring 05/18/10	State Street Bank	JPY	22,559	254,000	241,359	(12,641)
Malaysian Ringgit,
Expiring 06/22/10	JPMorgan Chase	MYR	12,451	3,757,000	3,799,350	42,350
Expiring 06/22/10	JPMorgan Chase	MYR	12,051	3,621,000	3,677,175	56,175
Mexican Peso,
Expiring 04/21/10	Bank of America	MXN	10,412	806,000	840,356	34,356
New Taiwanese Dollar,
Expiring 04/15/10	Cambridge Partners	TWD	2,238	71,000	70,590	(410)
Expiring 04/15/10	Citigroup Global Markets	TWD	115,053	3,649,000	3,629,088	(19,912)
Expiring 11/16/10	Bank of America	TWD	65,938	2,108,000	2,123,087	15,087
Expiring 11/16/10	Cambridge Partners	TWD	3,214	103,000	103,488	488
Expiring 11/16/10	Credit Suisse First Boston Corp.	TWD	45,186	1,469,000	1,454,918	(14,082)
Expiring 11/16/10	JPMorgan Chase	TWD	4,866	156,000	156,664	664
Expiring 11/16/10	State Street Bank	TWD	7,859	256,000	253,051	(2,949)
Norwegian Krone,
Expiring 05/18/10	Charles Schwab	NOK	25,808	4,340,874	4,332,456	(8,418)
Expiring 05/18/10	Royal Bank of Scotland	NOK	11,806	1,946,000	1,981,934	35,934
Polish Zloty,
Expiring 05/18/10	State Street Bank	PLN	1,445	484,497	504,045	19,548
Russian Ruble,
Expiring 05/18/10	Credit Suisse First Boston Corp.	RUB	118,630	3,874,000	4,010,186	136,186
Singapore Dollar,
Expiring 05/18/10	Standard Chartered PLC	SGD	1,853	1,316,001	1,324,447	8,446
South African Rand,
Expiring 05/18/10	JPMorgan Chase	ZAR	394	53,252	53,651	399
South Korean Won,
Expiring 04/15/10	JPMorgan Chase	KRW	83,113	71,000	73,413	2,413
Expiring 04/15/10	Royal Bank of Scotland	KRW	5,483,714	4,820,000	4,843,736	23,736
Expiring 05/18/10	Standard Chartered PLC	KRW	88,084	76,000	77,702	1,702
Expiring 05/18/10	UBS Securities	KRW	2,053,607	1,767,000	1,811,564	44,564
Expiring 06/16/10	JPMorgan Chase	KRW	869,937	761,000	766,579	5,579
Expiring 06/16/10	JPMorgan Chase	KRW	106,126	94,000	93,517	(483)
Swedish Krona,
Expiring 05/18/10	Citigroup Global Markets	SEK	39,083	5,394,132	5,413,259	19,127

Swiss Franc,
Expiring 05/18/10	Citigroup Global Markets	CHF	2,821	2,619,078	2,676,672	57,594

				$106,665,678	$106,618,025	$(47,653)

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 05/18/10	Barclays Capital Group	AUD	1,425	$1,253,829	$1,300,434	$(46,605)
Expiring 05/18/10	JPMorgan Chase	AUD	94	84,000	85,590	(1,590)
Brazilian Real,
Expiring 04/05/10	Cambridge Partners	BRL	3,939	2,172,000	2,212,640	(40,640)
Expiring 05/04/10	Cambridge Partners	BRL	3,978	2,113,000	2,220,909	(107,909)
Expiring 05/18/10	Standard Chartered PLC	BRL	3,939	2,153,593	2,192,249	(38,656)
Expiring 05/18/10	State Street Bank	BRL	1,819	998,000	1,012,303	(14,303)
British Pound,
Expiring 05/18/10	Dresdner Kleinwort Ltd.	GBP	104	163,000	158,259	4,741
Expiring 05/18/10	JPMorgan Chase	GBP	286	430,000	434,006	(4,006)
Expiring 05/18/10	JPMorgan Chase	GBP	276	431,000	418,082	12,918
Expiring 05/18/10	JPMorgan Chase	GBP	189	287,000	287,105	(105)
Expiring 05/18/10	JPMorgan Chase	GBP	57	86,955	86,852	103
Expiring 05/18/10	JPMorgan Chase	GBP	51	76,000	77,342	(1,342)
Expiring 05/18/10	Royal Bank of Canada	GBP	757	1,132,031	1,148,615	(16,584)
Expiring 05/18/10	Royal Bank of Scotland	GBP	1,196	1,824,000	1,814,116	9,884
Canadian Dollar,
Expiring 05/18/10	JPMorgan Chase	CAD	266	258,000	262,144	(4,144)
Expiring 05/18/10	JPMorgan Chase	CAD	159	149,000	156,709	(7,709)
Expiring 05/18/10	JPMorgan Chase	CAD	45	44,000	43,953	47
Expiring 05/18/10	Royal Bank of Scotland	CAD	2,474	2,423,275	2,435,819	(12,544)
Chinese Yuan,
Expiring 07/20/10	JPMorgan Chase	CNY	2,631	389,000	385,773	3,227
Expiring 07/20/10	JPMorgan Chase	CNY	2,106	312,000	308,725	3,275
Expiring 07/20/10	JPMorgan Chase	CNY	1,606	238,000	235,467	2,533
Expiring 07/20/10	Standard Chartered PLC	CNY	2,205	327,000	323,352	3,648
Euro,
Expiring 05/18/10	Barclays Capital Group	EUR	161	219,172	217,201	1,971
Expiring 05/18/10	Charles Schwab	EUR	110	151,000	148,958	2,042
Expiring 05/18/10	Dresdner Kleinwort Ltd.	EUR	458	623,000	618,529	4,471
Expiring 05/18/10	JPMorgan Chase	EUR	1,877	2,550,000	2,534,600	15,400
Expiring 05/18/10	JPMorgan Chase	EUR	1,671	2,289,000	2,256,414	32,586
Expiring 05/18/10	JPMorgan Chase	EUR	544	736,000	735,156	844
Expiring 05/18/10	JPMorgan Chase	EUR	227	304,000	306,249	(2,249)
Expiring 05/18/10	Royal Bank of Scotland	EUR	2,265	3,090,041	3,058,675	31,366
Expiring 05/18/10	Royal Bank of Scotland	EUR	1,480	1,976,000	1,999,191	(23,191)
Expiring 05/18/10	State Street Bank	EUR	371	506,000	500,939	5,061
Indian Rupee,
Expiring 04/20/10	JPMorgan Chase	INR	13,124	288,000	291,826	(3,826)
Japanese Yen,
Expiring 05/18/10	Bank of America	JPY	56,507	634,395	604,574	29,821
Expiring 05/18/10	Bank of America	JPY	54,935	617,000	587,753	29,247
Expiring 05/18/10	Dresdner Kleinwort Ltd.	JPY	66,191	736,000	708,190	27,810
Expiring 05/18/10	JPMorgan Chase	JPY	139,850	1,570,000	1,496,270	73,730
Expiring 05/18/10	JPMorgan Chase	JPY	105,003	1,124,000	1,123,440	560
Expiring 05/18/10	JPMorgan Chase	JPY	86,742	937,000	928,063	8,937
Expiring 05/18/10	JPMorgan Chase	JPY	85,135	953,000	910,873	42,127
Expiring 05/18/10	JPMorgan Chase	JPY	24,305	263,000	260,043	2,957
Mexican Peso,
Expiring 04/21/10	State Street Bank	MXN	1,450	113,231	117,020	(3,789)
Expiring 05/18/10	Charles Schwab	MXN	30,961	2,374,091	2,491,612	(117,521)
Expiring 05/18/10	JPMorgan Chase	MXN	1,751	137,000	140,882	(3,882)
Expiring 05/18/10	JPMorgan Chase	MXN	1,625	122,000	130,752	(8,752)
Expiring 05/18/10	JPMorgan Chase	MXN	1,462	116,000	117,690	(1,690)

New Taiwanese Dollar,
Expiring 04/15/10	JPMorgan Chase	TWD	10,653	333,000	336,015	(3,015)
Expiring 04/15/10	JPMorgan Chase	TWD	6,693	211,000	211,113	(113)
Expiring 04/15/10	JPMorgan Chase	TWD	4,500	142,000	141,927	73
Norwegian Krone,
Expiring 05/18/10	JPMorgan Chase	NOK	518	87,000	86,958	42
Russian Ruble,
Expiring 05/18/10	JPMorgan Chase	RUB	56,846	1,933,000	1,921,625	11,375
Expiring 05/18/10	JPMorgan Chase	RUB	4,658	158,000	157,455	545
Singapore Dollar,
Expiring 05/18/10	JPMorgan Chase	SGD	115	82,000	81,919	81
South African Rand,
Expiring 05/18/10	Charles Schwab	ZAR	2,268	288,712	308,684	(19,972)
South Korean Won,
Expiring 04/15/10	Standard Chartered PLC	KRW	209,734	186,000	185,257	743
Swedish Krona,
Expiring 05/18/10	Dresdner Kleinwort Ltd.	SEK	976	134,000	135,148	(1,148)
Expiring 05/18/10	JPMorgan Chase	SEK	680	95,000	94,239	761
Swiss Franc,
Expiring 05/18/10	JPMorgan Chase	CHF	126	117,000	119,566	(2,566)

				$43,540,325	$43,665,250	$(124,925)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Preferred Stock	$9,398	$—	$—
Warrant	—	34,375	—
Asset-Backed Securities	—	8,286,032	—
Commerical Mortgage-Backed Securities	—	10,347,580	—
Corporate Obligations	—	58,826,568	—
Foreign Bonds	—	199,703,157	—
Municipal Bonds	—	1,659,214	—
Residential Mortgage-Backed Securities	—	1,307,737	—
Sovereign Issues	—	1,815,604	—
U.S. Government Mortgage-Backed Securities	—	46,263,295	—
U.S. Government Agency Obligations	—	870,840	—
U.S. Treasury Obligations	—	40,148,524	—
Affiliated Money Market Mutual Fund	17,661,252	—	—
Other Financial Instuments*
Futures	95,312	—	—
Foreign Forward Currency Contracts	—	(172,578)	—

Total	$17,765,962	$369,090,348	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2010 were as follows:

Sovereign Issues	35.4%
U.S. Government Mortgage-Backed Securities	12.2
U.S. Treasury Obligations	10.6
Financial — Bank & Trust	10.0
Financial Services	7.0
Affiliated Money Market Mutual Fund (1.5% represents investments purchased with collateral from securities on loan)	4.7
Commercial Mortgage-Backed Securities	2.7
Telecommunications	2.5
Asset-Backed Securities	2.2
Oil & Gas	2.1
Utilities	1.5
Media	1.2
Insurance	0.9
Metals & Mining	0.6
Beverages	0.5
Retail & Merchandising	0.5
Electric	0.4
Food	0.4
Municipal Bonds	0.4
Real Estate	0.4
Tobacco	0.4
Pharmaceuticals	0.4
Residential Mortgage-Backed Securities	0.4
Pipelines	0.3
Real Estate Investment Trusts	0.3
Environmental Services	0.3
Entertainment & Leisure	0.3
Building Materials	0.2
Chemicals	0.2
Farming & Agriculture	0.2
U.S. Government Agency Obligations	0.2
Healthcare Services	0.2
Advertising	0.2
Medical Supplies & Equipment	0.2
Consumer Products & Services	0.2
Electronic Components & Equipment	0.2
Broadcasting	0.1
Aerospace	0.1
Business Services	0.1
Home Builders	0.1
Machinery & Equipment	0.1
Airlines	0.1
Office Equipment	0.1
Diversified Operations	0.1
Transportation	0.1
Manufacturing	0.1
Financial — Brokerage	0.1
Containers & Packaging	0.1
Biotechnology	0.1
Commercial Services	0.1
Paper & Forest Products	0.1
Construction	0.1
Distribution/Wholesale	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS

Air Freight & Logistics — 1.9%
Expeditors International of Washington, Inc.	518,600	$19,146,712

Automotive Parts — 0.8%
O’Reilly Automotive, Inc.*	184,000	7,674,640

Banks — 1.2%
Morgan Stanley	414,500	12,140,705

Beverages — 1.8%
PepsiCo, Inc.	277,000	18,326,320

Biotechnology — 3.4%
Celgene Corp.*(a)	227,808	14,114,984
Gilead Sciences, Inc.*	324,513	14,758,851
Vertex Pharmaceuticals, Inc.*(a)	124,700	5,096,489

		33,970,324

Business Services — 3.6%
Goldman Sachs Group, Inc. (The)	106,800	18,223,284
MasterCard, Inc. (Class A Stock)	70,000	17,780,000

		36,003,284

Chemicals — 2.5%
Monsanto Co.	99,000	7,070,580
Praxair, Inc.	208,500	17,305,500

		24,376,080

Commercial Banks — 2.5%
Wells Fargo & Co.	802,300	24,967,576

Commercial Services & Supplies — 1.3%
McKesson Corp.	191,900	12,611,668

Communication Equipment — 5.9%
Juniper Networks, Inc.*(a)	1,035,800	31,778,344
QUALCOMM, Inc.	624,200	26,210,158

		57,988,502

Computer Hardware — 7.9%
Apple, Inc.*	218,800	51,402,684
EMC Corp.*	548,900	9,902,156
International Business Machines Corp.	76,000	9,747,000
SanDisk Corp.*	204,100	7,067,983

		78,119,823

Computer Services & Software — 3.4%
Accenture PLC (Class A Stock) (Ireland)	345,700	14,502,115
Microsoft Corp.	653,400	19,125,018

		33,627,133

Consumer Products & Services — 1.2%
Procter & Gamble Co. (The)	183,100	11,584,737

Distribution/Wholesale — 1.0%
Fastenal Co.(a)	216,700	10,399,433

Electronic Components — 0.3%
Emerson Electric Co.	50,200	2,527,068

Financial — Bank & Trust — 3.6%
Charles Schwab Corp. (The)	509,100	9,515,079
JPMorgan Chase & Co.	526,400	23,556,400
Northern Trust Corp.	53,900	2,978,514

		36,049,993

Financial Services — 4.1%
Franklin Resources, Inc.	146,400	16,235,760
IntercontinentalExchange, Inc.*	65,100	7,302,918
Visa, Inc. (Class A Stock)	183,300	16,685,799

		40,224,477

Healthcare Products — 1.2%
Baxter International, Inc.	202,600	11,791,320

Hotels, Restaurants & Leisure — 3.2%
Marriott International, Inc. (Class A Stock)(a)	659,341	20,782,428
MGM Mirage, Inc.*(a)	689,500	8,274,000
Starwood Hotels & Resorts Worldwide, Inc.	56,400	2,630,496

		31,686,924

Internet & Catalog Retail — 0.9%
Liberty Media Holding Corp. - Interactive (Class A Stock)*	562,400	8,610,344

Internet Services — 11.4%
Akamai Technologies, Inc.*(a)	199,800	6,275,718
Amazon.com, Inc.*	256,247	34,780,405
Baidu, Inc., ADR (Cayman Islands)*	12,700	7,581,900
Expedia, Inc.	458,200	11,436,672
Google, Inc. (Class A Stock)*	93,500	53,015,435

		113,090,130

Machinery — 1.0%
Rockwell Automation, Inc.	173,500	9,778,460

Media — 1.4%
Walt Disney Co. (The)	396,300	13,834,833

Medical Supplies & Equipment — 1.1%
Stryker Corp.	192,900	11,037,738

Metal Fabricate/Hardware — 1.4%
Precision Castparts Corp.	111,300	14,102,823

Oil, Gas & Consumable Fuels — 6.1%
EOG Resources, Inc.	136,900	12,723,486
Petroleo Brasileiro SA, ADR (Brazil)(a)	180,600	7,149,954
Range Resources Corp.	124,700	5,844,689
Schlumberger Ltd. (Netherlands)	352,700	22,382,342
Suncor Energy, Inc. (Canada)	394,400	12,833,776

		60,934,247

Pharmaceuticals — 5.0%
Allergan, Inc.	214,500	14,011,140
Express Scripts, Inc.*	154,900	15,762,624
Medco Health Solutions, Inc.*	306,700	19,800,552

		49,574,316

Retail & Merchandising — 11.1%
Bed Bath & Beyond, Inc.*	338,000	14,790,880
Danaher Corp.	442,100	35,328,211
Kohl’s Corp.*	185,100	10,139,778
Lowe’s Cos., Inc.	773,300	18,744,792

Starbucks Corp.*	498,500	12,098,595
Wal-Mart Stores, Inc.	333,400	18,537,040

		109,639,296

Semiconductors — 2.0%
Applied Materials, Inc.	373,100	5,029,388
ASML Holding NV (Netherlands)	314,806	11,144,133
First Solar, Inc.*(a)	29,000	3,556,850

		19,730,371

Semiconductors & Semiconductor Equipment — 2.8%
Marvell Technology Group Ltd. (Bermuda)*	946,700	19,293,746
NVIDIA Corp.*(a)	513,200	8,919,416

		28,213,162

Telecommunications — 3.9%
American Tower Corp. (Class A Stock)*	586,900	25,007,809
Crown Castle International Corp.*	357,055	13,650,213

		38,658,022

TOTAL LONG-TERM INVESTMENTS (cost $799,765,891)		980,420,461

SHORT-TERM INVESTMENTS — 6.0%

COMMON STOCK Reserve Investment Fund (cost $1,024)	2,922	2,922

AFFILIATED MONEY MARKET MUTUAL FUND — 6.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $59,737,042; includes $51,419,771 of cash collateral for securities on loan)(b)(w)	59,737,042	59,737,042

TOTAL SHORT-TERM INVESTMENTS (cost $59,738,066)		59,739,964

TOTAL INVESTMENTS — 104.9% (cost $859,503,957)		1,040,160,425

Liabilities in excess of other assets — (4.9)%		(48,896,569)

NET ASSETS — 100.0%		$991,263,856

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $48,887,206; cash collateral of $51,419,771 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$980,423,383	$—	$—
Affiliated Money Market Mutual Fund	59,737,042	—	—

Total	$1,040,160,425	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%

COMMON STOCKS — 95.7%

Chemicals — 5.1%
Air Liquide SA (France)	5,400	$648,251
Air Liquide SA FPR (France)*	22,333	2,680,998
Air Products & Chemicals, Inc.	35,900	2,654,805
Monsanto Co.	37,100	2,649,682
Mosaic Co. (The)	54,100	3,287,657
Potash Corp. of Saskatchewan, Inc. (Canada)	143,300	17,102,855
Praxair, Inc.	70,500	5,851,500
Sociedad Quimica y Minera de Chile SA, ADR (Chile)(a)	63,900	2,389,221

		37,264,969

Commercial Services — 0.9%
Total SA, ADR (France)(a)	111,554	6,472,363

Construction — 5.2%
China Railway Construction Corp. (Class H Stock) (China)	1,803,500	2,222,944
Fluor Corp.	91,500	4,255,665
Foster Wheeler AG (Switzerland)*	311,860	8,463,880
McDermott International, Inc. (Panama)*	432,400	11,640,208
Technip SA (France)	138,863	11,290,895

		37,873,592

Energy Services — 4.3%
Calpine Corp.*(a)	621,000	7,383,690
NRG Energy, Inc.*	151,600	3,168,440
Peabody Energy Corp.	463,400	21,177,380

		31,729,510

Exploration & Production — 5.2%
Devon Energy Corp.	135,914	8,756,939
Murphy Oil Corp.	212,500	11,940,375
Nexen, Inc. (Canada)	113,000	2,792,230
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	258,675	14,966,936

		38,456,480

Gas Transmission & Distribution — 0.7%
Spectra Energy Corp.	213,400	4,807,902

Integrated Petroleum — 6.6%
Baker Hughes, Inc.(a)	198,100	9,279,004
BP PLC, ADR (United Kingdom)(a)	300,822	17,167,912
Chevron Corp.	102,256	7,754,072
Exxon Mobil Corp.(a)	140,650	9,420,737
Lukoil, ADR (Russia)(a)	78,790	4,467,393

		48,089,118

Iron & Steel — 0.8%
United States Steel Corp.(a)	90,100	5,723,152

Machinery & Equipment — 2.7%
Bucyrus International, Inc.	99,600	6,572,604
Deere & Co.	137,600	8,181,696
Joy Global, Inc.	91,900	5,201,540

		19,955,840

Metals & Mining — 17.9%
Agnico-Eagle Mines Ltd. (Canada)	236,000	13,138,120
Anglo American PLC (United Kingdom)*	205,641	8,968,591
Arch Coal, Inc.(a)	717,600	16,397,160
Barrick Gold Corp. (Canada)(a)	189,800	7,276,932
BHP Billiton Ltd. (Australia)	400,517	16,020,827
CONSOL Energy, Inc.	176,300	7,520,958
Eldorado Gold Corp. (Canada)*(a)	634,700	7,667,176
Eurasian Natural Resources Corp. (United Kingdom)	146,419	2,648,509
Franco-Nevada Corp. (Canada)	244,600	6,562,644
Freeport-McMoRan Copper & Gold, Inc.	174,203	14,552,919
Fresnillo PLC (United Kingdom)	93,600	1,204,480
Vale SA, ADR (Brazil)(a)	572,000	18,412,680
Vulcan Materials Co.	55,900	2,640,716
Walter Energy, Inc.(a)	56,200	5,185,574
Xstrata PLC (United Kingdom)*	161,821	3,065,852

		131,263,138

Oil & Gas — 23.9%
Bill Barrett Corp.*	82,500	2,533,575
Cobalt International Energy, Inc.*(a)	207,300	2,819,280
Concho Resources, Inc.*(a)	35,500	1,787,780
Diamond Offshore Drilling, Inc.(a)	229,800	20,408,538
Gazprom OAO, ADR (Russia)	581,380	13,563,595
Halliburton Co.	207,100	6,239,923
Hess Corp.	120,800	7,556,040
Nabors Industries Ltd. (Bermuda)*	85,000	1,668,550
National Oilwell Varco, Inc.	60,002	2,434,881
Noble Corp. (Switzerland)(a)	218,900	9,154,398
NovaTek OAO, GDR (Russia)	39,212	2,854,634
Petroleo Brasileiro SA, ADR (Brazil)(a)	254,900	10,091,491
Range Resources Corp.	125,200	5,868,124
Schlumberger Ltd. (Netherlands)	392,500	24,908,050
Southwestern Energy Co.*	343,200	13,975,104
Statoil ASA (Norway)	165,900	3,841,001
Subsea 7, Inc. (Cayman Islands)*	249,200	5,048,405
Suncor Energy, Inc. (Canada)	238,900	7,773,806
Transocean Ltd. (Switzerland)*	129,594	11,194,330
Trican Well Service Ltd. (Canada)	434,900	5,626,531
Ultra Petroleum Corp. (Canada)*	116,600	5,437,058
Williams Cos., Inc. (The)	348,000	8,038,800
Woodside Petroleum Ltd. (Australia)	62,486	2,689,259

		175,513,153

Oil Field Equipment & Services — 4.1%
Cameron International Corp.*	700,900	30,040,574

Paper & Forest Products — 0.9%
International Paper Co.	137,100	3,374,031
Weyerhaeuser Co.	69,871	3,163,060

		6,537,091

Petroleum Exploration & Production — 14.2%
Anadarko Petroleum Corp.	89,000	6,481,870
BG Group PLC (United Kingdom)	441,579	7,642,430
BJ Services Co.	537,800	11,508,920
Canadian Natural Resources Ltd. (Canada)	281,000	20,805,240
EOG Resources, Inc.	182,800	16,989,432
FMC Technologies, Inc.*	170,700	11,032,341
Newfield Exploration Co.*	127,600	6,641,580
Smith International, Inc.	347,222	14,868,046
XTO Energy, Inc.	173,770	8,198,469

		104,168,328

Real Estate Investment Trusts — 0.6%
AMB Property Corp.	45,100	1,228,524
Boston Properties, Inc.(a)	12,100	912,824
Camden Property Trust(a)	34,300	1,427,909
Simon Property Group, Inc.	8,263	693,266

		4,262,523

Steel Producers — 0.4%
Tenaris SA, ADR (Luxembourg)(a)	69,000	2,962,860

Telecommunications — 1.2%
Quanta Services, Inc.*	469,396	8,993,627

Utilities — 1.0%
Exelon Corp.(a)	106,800	4,678,908
RRI Energy, Inc.*	660,000	2,435,400

		7,114,308

TOTAL COMMON STOCKS (cost $722,721,232)		701,228,528

	Units
WARRANTS(m) *

Metals & Mining
Agnico-Eagle Mines Ltd., expiring 12/02/13 (Canada)	4,650	101,928
Franco-Nevada Corp., expiring 6/16/17 (Canada)	5,250	37,734

TOTAL WARRANTS (cost $44,138)		139,662

TOTAL LONG-TERM INVESTMENTS (cost $722,765,370)		701,368,190

	Shares
SHORT-TERM INVESTMENTS — 21.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $157,771,605; includes $124,692,984 of cash collateral for securities on loan)(b)(w)	157,771,605	157,771,605

TOTAL INVESTMENTS — 117.2% (cost $880,536,975)		859,139,795

Liabilities in excess of other assets — (17.2)%		(126,186,850)

NET ASSETS — 100.0%		$732,952,945

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

FPR	Fully Paid Rights

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $122,400,109; cash collateral of $124,692,984 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	The amount represents fair value of derivative subject to equity contracts risk exposure as of March 31, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$701,228,528	$—	$—
Warrants	139,662	—	—
Affiliated Money Market Mutual Fund	157,771,605	—	—

Total	$859,139,795	$—	$—

The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2010 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 93.6%

ASSET-BACKED SECURITIES — 2.7%

Ace Securities Corp., Series 2003-NC1, Class M1	Aa2	1.416	%(c)	07/25/33	$2,710	$1,810,568
Avis Budget Rental Car Funding Aesop LLC, Series 2010-3A, Class A, 144A	Aaa	4.64%		05/20/16	3,340	3,319,176
Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.90	%(c)	04/10/28	2,400	3,279,161
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1, 144A	Ba1	0.846	%(c)	12/25/39	340	243,276
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A	BB(d)	0.736	%(c)	07/25/35	7,023	4,982,321
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 22A1	B(d)	5.569	%(c)	10/25/36	358	192,268
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A	B3	0.466	%(c)	12/25/36	498	328,066
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	Baa2	1.896	%(c)	03/25/33	4,738	3,060,292
CDC Mortgage Capital Trust, Series 2003-HE1, Class M1	A1	1.596	%(c)	08/25/33	2,741	1,986,932
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Aa3	0.916	%(c)	07/25/34	2,763	880,888
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Aa1	5.071	%(c)	04/25/35	3,541	1,616,693
Countrywide Asset-Backed Certificates, Series 2005-5, Class M1	Aa1	0.706	%(c)	10/25/35	8,500	7,767,269
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	BB(d)	0.576	%(c)	07/25/36	1,842	872,252
Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 144A	B(d)	0.696	%(c)	03/25/47	477	198,717
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B	Aa3	0.38	%(c)	11/15/36	829	620,330
Fremont Home Loan Trust, Series 2003-B, Class M1	Aa3	1.296	%(c)	12/25/33	2,755	1,996,852
GSAA Home Equity Trust, Series 2007-4, Class A3A	Caa2	0.546	%(c)	03/25/37	4,742	2,354,548
GSAA Home Equity Trust, Series 2007-5, Class 2A3A	Caa1	0.566	%(c)	04/25/47	4,920	2,497,525
GSAA Home Equity Trust, Series 2007-6, Class A4	Caa3	0.546	%(c)	05/25/47	9,370	5,376,225
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 144A	Aaa	5.29%		03/25/16	2,840	2,964,044
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aaa	0.696	%(c)	07/25/34	1,708	1,202,443
Lehman XS Trust, Series 2005-5N, Class 1A1	A1	0.546	%(c)	11/25/35	306	198,782
Lehman XS Trust, Series 2005-5N, Class 3A1A	Baa1	0.546	%(c)	11/25/35	426	264,183
Merrill Lynch Mortgage Investors, Inc., Series 2005-SD1, Class A2	Aaa	5.666	%(c)	05/25/46	131	125,905
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Baa1	2.715	%(c)	02/25/36	321	249,423
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	Aa2	1.266	%(c)	10/25/33	2,953	2,290,604
Nelnet Student Loan Trust, Series 2008-4, Class A4	Aaa	1.729	%(c)	04/25/24	1,890	1,986,824
Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class M2	Aa2	0.696	%(c)	03/25/36	2,259	2,203,791
RAAC, Series 2006-RP3, Class A, 144A	Caa2	0.516	%(c)	05/25/36	2,275	1,291,691
RAAC, Series 2007-SP3, Class A1	Caa1	1.446	%(c)	09/25/47	271	196,523

Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Aaa	0.486	%(c)	11/25/36	4,100		1,755,984
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	B1	5.177	%(c)	10/25/36	1,811		1,437,789
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4A1	CCC(d)	5.859	%(c)	05/25/36	2,780		2,093,626
Structured Asset Securities Corp., Series 2007-BC4, Class A3	Aa2	0.496	%(c)	11/25/37	1,818		1,607,533
Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A	Baa2	0.466	%(c)	06/25/34	6,192		3,192,070
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	CCC(d)	5.314%		03/25/37	1,434		1,228,557

TOTAL ASSET-BACKED SECURITIES (cost $76,619,127)							67,673,131

BANK LOANS(c)(g) — 0.4%

Aramark Corp.	Ba3	2.126%		01/26/14	480		469,249
Bausch & Lomb, Inc.	B1	3.50%		04/26/15	—	(r)	961
Calpine Corp.	NR	3.135%		03/29/14	987		881,504
Charter Communications Operating LLC	NR	2.301%		03/06/14	984		949,022
First Data Corp.	B1	2.984%		09/24/14	489		432,852
Graphic Packaging International, Inc.	Ba3	2.25%		05/16/14	877		863,345
Graphic Packaging International, Inc.	Ba3	3.00%		05/16/14	890		884,614
Harrah’s Operating Co., Inc.	B1	3.249%		01/28/15	1,009		869,101
HCA, Inc.	NR	2.540%		11/17/13	637		620,832
Iconix Tl	NR	2.48%		01/02/12	628		618,426
Royalty Pharma TLB	NR	2.54%		05/15/14	475		469,428
Texas Competitive Electric Holdings Co. LLC	B1	3.73%		10/10/14	1,970		1,596,538
Tribune Co. Tl X	NR	5.258%		06/04/09	183		114,560

TOTAL BANK LOANS (cost $8,660,025)							8,770,432

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%

Bank of America Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.62%		02/10/51	60		62,095
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4	Aaa	5.719	%(c)	09/11/38	5,950		6,215,147
Commercial Mortgage Lease-Backed Certificates, Series 2001-CMLB, Class A1, 144A	Aaa	6.746%		06/20/31	4,075		4,401,496
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224	%(c)	04/10/37	1,000		1,004,503
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.68%		07/10/39	580		600,506
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aa2	5.805	%(c)	08/10/45	690		639,296
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	890		857,384
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%		07/15/30	5,900		6,017,964
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	Aaa	5.372%		09/15/39	490		498,498
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	AAA(d)	5.347%		11/15/38	1,140		1,144,195
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	Aaa	6.72	%(c)	11/15/26	4,417		4,789,671
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.656	%(c)	05/12/39	900		935,639

Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	1,570	1,579,094

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,755,894)						28,745,488

CORPORATE BONDS — 27.7%

Advertising — 0.1%
Affinion Group, Inc., Gtd. Notes	B3	10.125%		10/15/13	310	317,750
WPP Finance UK, Gtd. Notes (United Kingdom)	Baa3	8.00%		09/15/14	1,670	1,918,810

						2,236,560

Aerospace — 0.1%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	4.875%		02/15/20	3,060	3,130,799

Aerospace/Defense
L-3 Communications Corp., Gtd. Notes	Ba2	5.875%		01/15/15	500	508,750
L-3 Communications Corp., Gtd. Notes	Ba2	6.375%		10/15/15	520	533,650

						1,042,400

Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.25%		08/06/19	1,730	2,102,178
Altria Group, Inc., Sr. Unsec’d. Notes	Baa1	8.50%		11/10/13	2,210	2,583,243
Reynolds American, Inc., Gtd. Notes	Baa3	7.25%		06/01/12	2,100	2,294,183
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16	780	876,408

						7,856,012

Airlines — 0.1%
United Air Lines, Inc., Pass-Through Certificates	Ba1	9.75%		01/15/17	1,190	1,252,475

Automobile Manufacturers
Motors Liquidation Co., Sr. Unsec’d. Notes(a)(i)	NR	8.375%		07/15/33	510	191,250

Banks — 3.7%
Bank of America Corp., Jr. Sub. Notes	Ba3	5.75	%(c)	12/29/49	660	673,418
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.65%		05/01/18	2,530	2,559,525
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.75	%(c)	12/01/17	100	102,527
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17	740	769,619
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.375%		05/15/14	410	461,062
Bank of America Corp., Sr. Unsec’d. Notes(a)	A2	7.625%		06/01/19	5,450	6,234,053
Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsec’d. Notes, 144A (Japan)	Aa2	3.85%		01/22/15	4,550	4,597,493
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.20%		07/10/14	780	832,914
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	6.05%		12/04/17	1,980	2,041,911
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa1	3.75%		10/15/14	2,080	2,108,536
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa1	5.00%		10/15/19	1,050	1,055,280
Credit Agricole SA, Sub. Notes, 144A (France)	A3	8.375	%(c)	12/31/49	5,800	6,278,500
ICICI Bank Ltd., Jr. Sub. Notes, 144A (India)	Ba1	6.375	%(c)	04/30/22	480	451,936
ICICI Bank Ltd., Sr. Notes, 144A (India)	Baa2	6.375	%(c)	04/30/22	1,830	1,723,005
Kaupthing Bank, Sr. Notes, 144A (Iceland) (original cost $4,589,281; purchased 02/25/08)(f)	NR	7.625%		02/28/15	5,480	1,438,500
Nordea Bank AB, Sr. Notes, 144A (Sweden)(a)	Aa2	4.875%		01/27/20	2,060	2,042,758
Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	3.70%		11/13/14	3,070	3,093,212
Rabobank Nederland NV, Jr. Sub. Notes, 144A (Netherlands)	A2	11.00	%(c)	12/31/49	1,415	1,820,905
Royal Bank of Scotland Group PLC, Sr. Sub. Notes (United Kingdom)	Ba2	6.375%		02/01/11	100	101,494
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.40%		10/21/19	5,210	5,207,841
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%		11/12/13	800	777,182
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%		10/01/14	13,010	12,450,609

Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.05%		01/08/15	1,100	1,041,547
Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom)	Aa3	4.875%		03/16/15	1,100	1,099,729
RSHB Capital SA, Bank Gtd. Notes, 144A (Luxembourg)	A3	6.299%		05/15/17	1,080	1,120,500
Santander US Debt SA Unipersonal Bank Gtd. Notes, 144A (Spain)	Aa2	3.724%		01/20/15	3,990	3,974,938
Shinsei Finance Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	Ba3	6.418	%(c)	12/31/49	2,010	1,393,921
UBS AG Stamford CT, Sr. Unsec’d. Notes (Switzerland)	Aa3	3.875%		01/15/15	3,300	3,255,559
Wachovia Corp., Sr. Unsec’d. Notes	A1	5.75%		02/01/18	10,050	10,683,884
Wachovia Corp., Sub. Notes	A2	5.625%		10/15/16	5,220	5,501,071
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	3.75%		10/01/14	300	303,634
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	4.375%		01/31/13	800	844,275
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.25%		10/23/12	500	538,679
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.30%		08/26/11	1,990	2,096,240
Wells Fargo Capital X, Ltd. Gtd.	Baa2	5.95%		12/15/36	1,730	1,586,128

						90,262,385

Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%		01/15/20	5,520	5,694,327
Diageo Capital PLC, Gtd. Notes (United Kingdom)	A3	7.375%		01/15/14	3,490	4,058,629
Dr. Pepper Snapple Group, Inc., Gtd. Notes(a)	Baa2	6.82%		05/01/18	4,330	4,946,631
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	7.90%		11/01/18	3,420	4,235,852

						18,935,439

Cable Television — 0.6%
Charter Communications Operating LLC, Sec’d. Notes, 144A	B1	8.00%		04/30/12	180	191,250
Charter Communications Operating LLC, Sec’d. Notes, 144A	B1	10.875%		09/15/14	2,025	2,265,469
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		07/01/18	740	826,847
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		06/15/39	1,990	2,087,524
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.30%		07/01/38	1,210	1,346,638
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.25%		04/01/19	4,100	4,961,361
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%		07/15/33	1,350	1,625,947
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	10.15%		05/01/12	2,110	2,439,822

						15,744,858

Chemicals — 0.1%
Ashland, Inc., Gtd. Notes, 144A	Ba2	9.125%		06/01/17	1,600	1,792,000
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.75%		03/15/13	260	281,248
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	6.65%		03/15/18	830	923,934

						2,997,182

Coal — 0.1%
Consol Energy, Inc., Gtd. Notes, 144A	B1	8.25%		04/01/20	2,520	2,589,300

Containers & Packaging — 0.1%
Ball Corp., Gtd. Notes	Ba1	6.75%		09/15/20	2,090	2,126,575

Diversified — 0.1%
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba1	9.75%		05/15/14	95	112,575
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba1	10.25%		05/15/16	910	1,082,900
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba1	10.75%		05/15/19	160	196,000

						1,391,475

Diversified Financial Services — 5.2%
Aiful Corp., Sr. Unsec’d. Notes, 144A (Japan)	Caa1	6.00%		12/12/11	680	537,200
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	6,660	8,066,585
American Express Co., Sub. Notes	Baa2	6.80	%(c)	09/01/66	1,230	1,199,250
American Express Credit Corp., Sr. Unsec’d. Notes	A2	5.125%		08/25/14	1,390	1,475,802
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B2	6.90%		12/15/17	1,040	910,945
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.40%		10/02/17	3,650	4,032,213
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.25%		02/01/18	6,429	7,429,931

Boeing Capital Corp., Sr. Unsec’d. Notes(a)	A2	4.70%		10/27/19	1,570	1,577,726
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	6.125%		02/17/14	4,170	4,699,361
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.45%		04/15/18	1,200	1,269,516
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	5.50%		10/15/14	2,990	3,094,369
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17	490	501,229
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.01%		01/15/15	9,350	9,822,811
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.375%		08/12/14	2,580	2,756,222
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13	2,100	2,263,825
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.875%		03/05/38	2,480	2,506,030
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39	1,230	1,419,916
Citigroup, Inc., Sub. Notes	Baa1	5.00%		09/15/14	2,300	2,296,759
Citigroup, Inc., Unsec’d. Notes(a)	A3	8.50%		05/22/19	2,030	2,369,388
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.375%		02/01/11	2,900	2,972,410
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	B1	12.00%		05/15/15	3,200	3,823,027
General Electric Capital Corp., FDIC Gtd.	Aaa	2.125%		12/21/12	4,870	4,933,714
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.50%		01/08/20	3,470	3,540,320
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.625%		05/01/18	2,680	2,800,632
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.90%		05/13/14	4,520	4,973,112
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	6.00%		08/07/19	2,410	2,546,572
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.00%		06/15/12	2,370	2,568,642
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67	3,580	3,360,725
Goldman Sachs Capital II, Ltd. Gtd. Notes	Baa2	5.793	%(c)	12/31/49	730	618,675
Goldman Sachs Group, Inc. (The), Notes, MTN	A1	6.00%		05/01/14	2,000	2,189,968
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	4.50%		06/15/10	1,120	1,128,355
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	5.375%		03/15/20	4,380	4,339,489
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18	1,200	1,258,978
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	7.50%		02/15/19	4,530	5,176,879
JPMorgan Chase & Co., Sub. Notes	A1	5.15%		10/01/15	3,160	3,334,843
JPMorgan Chase & Co., Sub. Notes	A1	6.125%		06/27/17	2,660	2,863,400
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	NR	6.50%		07/19/17	3,140	7,850
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	NR	6.75%		12/28/17	1,040	2,600
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18	3,420	3,685,628
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		02/05/13	3,350	3,544,330
Merrill Lynch & Co., Inc., Sub. Notes	A3	5.70%		05/02/17	500	496,997
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.05%		05/16/16	320	326,289
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.20%		11/20/14	180	180,397
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.50%		01/26/20	1,170	1,144,423
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	A2	5.625%		01/09/12	1,970	2,086,557
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	A2	6.625%		04/01/18	4,180	4,458,300
Resona Preferred Global Securities Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	Ba2	7.191	%(c)	12/29/49	670	628,026

						127,220,216

Electric — 1.2%
AES Corp. (The), Sr. Sec’d. Notes, 144A	B1	8.00%		06/01/20	4,440	4,423,350
Calpine Construction Finance Co. LP, Sr. Sec’d. Notes, 144A(a)	B1	8.00%		06/01/16	495	506,138
Calpine Corp., Sr. Sec’d. Notes, 144A	B2	7.25%		10/15/17	1,000	982,500
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.70%		09/17/12	3,380	3,662,494
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	8.875%		01/15/19	960	1,211,118
Energy Future Holdings Corp., Gtd. Notes	Caa3	10.875%		11/01/17	50	37,125
Energy Future Holdings Corp., Gtd. Notes	Caa3	11.25%		11/01/17	10,112	6,876,432
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.45%		11/15/11	161	170,765
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%		11/15/31	5,470	5,660,815
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	1,505	1,493,712
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	670	663,300

Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.05%		03/01/34	4,750	4,891,621

						30,579,370

Electronic Components & Equipment
National Semiconductor Corp., Sr. Unsec’d. Notes	Baa1	6.60%		06/15/17	420	456,007

Energy
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%		03/15/13	70	70,787

Environmental Control — 0.2%
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.125%		05/15/16	5,000	5,431,250

Financial Services — 2.5%
BAC Capital Trust XI, Ltd., Gtd. Notes	Baa3	6.625%		05/23/36	620	566,379
Countrywide Financial Corp., Sub. Notes	A3	6.25%		05/15/16	510	523,613
Credit Suisse AG, Sub. Notes (Switzerland)(a)	Aa2	5.40%		01/14/20	4,000	4,031,268
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11	1,000	1,035,275
Federal National Mortgage Assoc., Sr. Sub. Notes	Aa2	5.25%		08/01/12	14,190	15,278,373
General Motors Acceptance Corp., Inc., Gtd. Notes	B3	6.625%		05/15/12	3,166	3,197,660
General Motors Acceptance Corp., Inc., Gtd. Notes	B3	7.25%		03/02/11	1,899	1,932,232
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	4.625%		09/15/10	2,260	2,297,401
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A (United Kingdom)	Aa3	4.375%		01/12/15	4,190	4,130,427
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A (United Kingdom)	Aa3	5.80%		01/13/20	5,060	4,936,981
SLM Corp., Sr. Notes, MTN	Ba1	8.00%		03/25/20	18,720	18,228,768
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	Ba1	5.125%		08/27/12	1,410	1,401,047
Suntrust Capital VIII, Ltd., Gtd. Notes	Baa3	6.10	%(c)	12/15/36	3,110	2,559,561
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.875%		03/13/18	2,183	2,393,114

						62,512,099

Food — 0.8%
Delhaize Group SA, Gtd. Notes (Belgium)	Baa3	6.50%		06/15/17	3,470	3,832,327
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%		02/10/20	3,840	3,902,803
Kroger Co. (The), Gtd. Notes	Baa2	5.00%		04/15/13	1,800	1,916,589
Kroger Co. (The), Gtd. Notes	Baa2	6.15%		01/15/20	2,280	2,475,072
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.35%		03/01/18	3,610	3,914,854
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.35%		08/15/17	2,970	3,289,501

						19,331,146

Forest & Paper Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	8.25%		05/01/16	2,255	2,457,950
NewPage Corp., Sec’d. Notes(a)	Caa2	10.00%		05/01/12	20	13,875

						2,471,825

Gaming — 0.1%
Boyd Gaming Corp., Sr. Sub. Notes	B3	6.75%		04/15/14	340	296,650
Boyd Gaming Corp., Sr. Sub. Notes(a)	B3	7.125%		02/01/16	1,100	918,500
MGM Mirage, Inc., Gtd. Notes	Caa1	7.625%		01/15/17	110	91,575
MGM Mirage, Inc., Gtd. Notes	Caa1	8.50%		09/15/10	40	40,250
MGM Mirage, Inc., Sr. Sec’d. Notes, 144A	B1	10.375%		05/15/14	110	121,275
MGM Mirage, Inc., Sr. Sec’d. Notes, 144A	B1	11.125%		11/15/17	260	292,500
Station Casinos, Inc., Sr. Unsec’d. Notes	D(d)	7.75%		08/15/16	880	63,800

						1,824,550

Healthcare — Services — 0.8%
CHS / Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15	1,880	1,945,800
HCA, Inc., Sr. Sec’d. Notes	B2	9.625%		11/15/16	2,525	2,704,372
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.30%		08/01/18	3,000	3,052,059
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.45%		03/15/20	1,910	1,900,855
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B2	8.875%		07/01/19	553	598,622
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B2	9.00%		05/01/15	160	172,400
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(a)	B2	10.00%		05/01/18	870	974,400
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		02/15/13	590	630,966
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	650	690,836

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		11/15/17	45	48,316
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		02/15/18	2,170	2,316,902
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	5.875%		06/15/17	1,800	1,932,604
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	7.00%		02/15/19	2,580	2,925,684

						19,893,816

Insurance — 0.7%
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%		04/30/13	1,050	1,143,816
American International Group, Inc., Jr. Sub. Notes	Ba2	6.25%		03/15/87	1,020	754,800
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.85%		01/16/18	2,320	2,155,665
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.20%		02/11/15	3,590	3,620,644
MetLife, Inc., Jr. Sub. Notes	Baa2	6.40%		12/15/36	2,380	2,130,100
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	5.125%		04/10/13	980	1,052,125
Pacific Life Global Funding, Sr. Sec’d. Notes, 144A	A1	5.15%		04/15/13	1,230	1,296,799
Teachers Insurance & Annuity Association of America, Notes, 144A	Aa2	6.85%		12/16/39	3,560	3,861,646
Travelers Cos., Inc. (The), Jr. Sub. Notes(a)	A3	6.25	%(c)	03/15/37	1,330	1,309,192

						17,324,787

Machinery & Equipment — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.35%		04/03/18	2,280	2,426,109

Media — 0.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.00%		04/15/12	600	641,250
Comcast Corp., Gtd. Notes	Baa1	5.70%		05/15/18	2,430	2,576,505
Comcast Corp., Gtd. Notes	Baa1	6.50%		01/15/15	3,890	4,378,778
Comcast Corp., Gtd. Notes	Baa1	6.50%		01/15/17	2,390	2,656,987
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.50%		06/15/15	800	848,000
DISH DBS Corp., Gtd. Notes	Ba3	7.75%		05/31/15	600	627,000
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.875%		09/01/19	715	743,600

						12,472,120

Media & Entertainment — 0.1%
Intelsat Jackson Holdings Ltd., Gtd. Notes (Bermuda)(a)	B3	9.50%		06/15/16	1,465	1,560,225
Intelsat Jackson Holdings Ltd., Gtd. Notes (Bermuda)	Caa2	11.25%		06/15/16	690	746,925
Intelsat Jackson Holdings Ltd., Gtd. Notes, 144A (Bermuda)(a)	B3	8.50%		11/01/19	25	26,250

						2,333,400

Metals & Mining — 0.9%
Alcoa, Inc., Gtd. Notes(a)	Baa3	6.00%		07/15/13	890	949,336
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	5,955	6,624,938
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	Baa1	6.50%		07/15/18	2,500	2,813,920
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	Baa1	9.00%		05/01/19	3,790	4,864,203
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%		11/01/12	500	520,000
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.75%		04/15/16	105	109,725
Steel Dynamics, Inc., Gtd. Notes, 144A(a)	Ba2	7.625%		03/15/20	1,430	1,465,750
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%		11/21/36	2,060	2,131,173
Vale Overseas Ltd., Sr. Unsec’d. Notes	Baa2	8.25%		01/17/34	515	603,906
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)	Ba2	8.75%		01/15/14	1,820	1,996,450

						22,079,401

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.45%		09/15/36	8,575	8,739,125
Apache Corp., Sr. Unsec’d. Notes	A3	6.00%		01/15/37	1,680	1,767,666
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	7.50%		11/15/18	3,380	4,040,831
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.50%		08/15/17	2,280	2,205,900
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16	650	641,875
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18	515	515,000
Complete Production Services, Inc., Gtd. Notes(a)	B1	8.00%		12/15/16	750	742,500
ConocoPhillips Holding Corp., Sr. Unsec’d. Notes	A1	6.95%		04/15/29	3,630	4,166,529

ConocoPhillips, Gtd. Notes(a)	A1	6.00%	01/15/20	2,140	2,377,129
ConocoPhillips, Gtd. Notes	A1	6.50%	02/01/39	1,980	2,211,775
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.95%	04/15/32	3,800	4,775,384
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B3	7.75%	06/01/19	710	536,050
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.70%	07/01/18	2,820	3,080,433
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.00%	04/15/19	4,160	5,108,114
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	6.212%	11/22/16	320	329,600
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.30%	08/15/31	2,280	2,598,039
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%	10/01/29	190	227,651
Hess Corp., Sr. Unsec’d. Notes(a)	Baa2	8.125%	02/15/19	7,170	8,739,871
Kerr-Mcgee Corp., Gtd. Notes	Baa3	7.875%	09/15/31	3,550	4,123,861
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.95%	02/15/18	3,790	4,064,946
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.00%	02/01/17	1,050	1,127,645
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, MTN	Baa2	6.95%	01/15/38	3,110	3,368,848
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa3	8.25%	12/15/14	320	302,166
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	5,070	4,994,893
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.75%	01/20/20	1,251	1,279,509
Petrobras International Finance Co., Sr. Unsub. Notes (Cayman Islands)	Baa1	6.125%	10/06/16	970	1,044,909
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.75%	01/15/20	295	289,100
SandRidge Energy, Inc., Gtd. Notes, 144A(a)	B3	9.875%	05/15/16	780	801,450
SandRidge Energy, Inc., Gtd. Notes, PIK(a)	B3	8.625%	04/01/15	490	476,525
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	4.375%	03/25/20	5,270	5,224,573
Transocean, Inc., Sr. Unsec’d. Notes (Cayman Islands)	Baa2	5.25%	03/15/13	1,240	1,338,713
Whiting Petroleum Corp., Gtd. Notes	B1	7.25%	05/01/12	180	180,450
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.50%	06/15/18	2,032	2,206,031
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	08/01/17	2,210	2,511,855
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.75%	08/01/37	180	210,744
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	7.50%	04/15/12	1,020	1,142,749

					87,492,439

Pharmaceuticals — 0.7%
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%	05/15/18	4,820	5,233,763
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.20%	03/15/19	4,000	4,517,924
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.00%	03/01/19	4,820	5,326,703
Wyeth, Gtd. Notes	A1	5.45%	04/01/17	730	798,994
Wyeth, Gtd. Notes	A1	5.95%	04/01/37	1,290	1,350,602

					17,227,986

Pipelines — 0.5%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.25%	01/31/20	3,020	3,047,446
Enterprise Products Operating LLC, Gtd. Notes	Baa3	6.50%	01/31/19	5,820	6,431,432
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.50%	01/15/31	2,578	2,832,662
Williams Partners LP, Sr. Unsec’d. Notes, 144A	Baa3	5.25%	03/15/20	1,140	1,142,323

					13,453,863

Pipelines & Other — 0.1%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%	06/15/17	2,340	2,388,178

Real Estate Investment Trusts — 0.1%
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa3	6.50%	06/01/16	880	899,259
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa3	9.00%	05/01/12	480	512,250

					1,411,509

Retail & Merchandising — 0.4%
CVS Caremark Corp., Notes(a)	Baa2	6.60%	03/15/19	5,670	6,339,151
CVS Caremark Corp., Pass-Through Certificates	Baa2	6.943%	01/10/30	974	1,033,100
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.25%	04/15/13	960	1,024,574
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80%	02/15/18	740	825,842

Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.20%	04/15/38	1,030	1,109,206

					10,331,873

Semiconductors
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	8.875%	12/15/14	75	71,625

Telecommunications — 2.3%
America Movil SAB de CV, Gtd. Notes (Mexico)	A2	5.00%	03/30/20	1,850	1,823,852
America Movil SAB de CV, Sr. Unsec’d. Notes (Mexico)	A2	5.625%	11/15/17	1,310	1,383,860
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.50%	02/01/18	4,630	4,915,435
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.80%	02/15/19	4,720	5,045,430
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%	01/15/38	250	253,696
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.55%	02/15/39	480	504,596
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa2	5.95%	01/15/18	870	893,139
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(a)	A2	8.50%	11/15/18	2,110	2,632,560
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.75%	05/15/16	780	809,250
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	5.75%	03/23/16	3,380	3,633,514
Intelsat Corp., Sr. Unsec’d. Notes	B3	9.25%	08/15/14	1,310	1,342,750
Koninklijke KPN NV, Sr. Unsec’d. Notes (Netherlands)	Baa2	8.375%	10/01/30	4,950	6,144,598
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%	02/15/14	1,140	1,159,950
Sprint Capital Corp., Gtd. Notes	Ba3	6.90%	05/01/19	250	228,750
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba3	6.00%	12/01/16	4,460	4,025,150
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%	10/01/15	1,330	1,361,776
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	6.999%	06/04/18	2,490	2,692,923
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	6.221%	07/03/17	4,000	4,386,664
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.10%	04/15/18	5,810	6,355,391
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	8.95%	03/01/39	3,630	4,922,520
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%	09/01/12	400	452,970
VIP Finance Ireland Ltd., Sec’d. Notes, 144A (Ireland)	Ba2	8.375%	04/30/13	370	400,525
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	895	915,137

					56,284,436

Tobacco — 0.2%
Lorillard Tobacco Co., Sr. Unsec’d. Notes	Baa2	8.125%	06/23/19	4,000	4,406,788

Transportation — 0.2%
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes (Mexico)	B2	12.50%	04/01/16	620	733,150
Railamerica, Inc., Sr. Sec’d. Notes	B1	9.25%	07/01/17	1,272	1,356,270
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	4.50%	01/15/13	2,070	2,212,627

					4,302,047

Utilities — 0.3%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	5.625%	11/30/12	2,940	3,219,723
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.95%	09/15/14	250	257,598
Mirant Mid Atlantic LLC, Pass-Through Certificates	Ba1	10.06%	12/30/28	1,208	1,298,735
Tennessee Valley Authority, Notes	Aaa	5.25%	09/15/39	1,440	1,423,984

					6,200,040

TOTAL CORPORATE BONDS (cost $671,845,994)					679,754,377

FOREIGN GOVERNMENT BONDS — 1.0%

Brazil Notas Do Tesouro Nacional, Notes (Brazil)	Baa3	10.00%	01/01/12	BRL 26,454	14,489,773
Brazil Notas Do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%	01/01/17	BRL 2,025	1,023,111
Hellenic Republic Government Bond, Sr. Unsec’d. Notes (Greece)	A2	6.10%	08/20/15	EUR 3,900	5,249,814

Russian Foreign Bond, Sr. Unsec’d. Notes (Russia)	NR	7.50%		03/31/30	3,928	4,533,963

TOTAL FOREIGN GOVERNMENT BONDS (cost $25,594,025)						25,296,661

MUNICIPAL BONDS — 0.2%

California — 0.1%
California State, General Obligation Bonds	Baa1	7.30%		10/01/39	1,600	1,605,664

Georgia — 0.1%
Georgia Electric Authority, Revenue Bonds	A2	6.637%		04/01/57	1,480	1,467,968
Georgia Electric Authority, Revenue Bonds	A2	6.655%		04/01/57	820	815,244

						2,283,212

TOTAL MUNICIPAL BONDS (cost $3,913,182)						3,888,876

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.3%

Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	Ba1	3.069	%(c)	07/25/35	797	586,069
American Home Mortgage Assets, Series 2006-2, Class 2A1	B2	0.436	%(c)	09/25/46	638	336,308
Bank of America Funding Corp., Series 2005-F, Class 2A1	B3	3.794	%(c)	09/20/35	147	64,764
Bank of America Funding Corp., Series 2006-2, Class 2A2		6.25%		03/25/36	5,000	4,053,581
Bank of America Mortgage Securities, Inc., Series 2003-5, Class 1A35	Aaa	4.50%		07/25/33	765	763,856
Bank of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	A(d)	4.789	%(c)	09/25/35	565	474,930
Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2	Aaa	6.205	%(s)	05/28/37	3,200	3,014,276
BCAP LLC Trust, Series 2006-AA1, Class A1	Caa2	0.436	%(c)	10/25/36	6,184	3,307,822
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	BB(d)	4.223	%(c)	10/25/35	150	117,516
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1		3.497%		02/25/36	1,093	680,136
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	Aa2	5.743	%(c)	02/25/36	664	498,361
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	CCC(d)	3.428	%(c)	10/25/36	1,141	673,000
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	Aaa	0.986	%(c)	11/25/34	304	222,584
Bear Stearns Alt-A Trust, Series 2006-3, Class 22A1	Caa2	5.796	%(c)	05/25/36	2,155	1,034,889
Bear Stearns Asset Backed Securities Trust, Series 2005-AC9, Class A3	Baa1	0.596	%(c)	12/25/35	8,946	5,128,807
Chevy Chase Mortgage Funding Corp., Series 2004-3A, Class A2, 144A	A3	0.546	%(c)	08/25/35	17	10,539
Chevy Chase Mortgage Funding Corp., Series 2004-4A, Class A2, 144A	Aa3	0.536	%(c)	10/25/35	49	28,740
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 144A	A3	0.446	%(c)	01/25/36	24	14,250
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A2, 144A	Baa1	0.476	%(c)	05/25/36	56	30,131
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A2, 144A	A3	0.476	%(c)	07/25/36	378	212,762
Chevy Chase Mortgage Funding Corp., Series 2006-1A, Class A2, 144A	B1	0.446	%(c)	12/25/46	32	15,169
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	CCC(d)	5.247	%(c)	10/25/35	698	506,886
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	Aa3	0.38	%(c)	11/15/36	434	323,932

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	Baa2	3.527%		11/20/34	403	329,752
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A2	Baa2	3.527%		11/20/34	1,607	1,316,341
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	A1	0.536	%(c)	04/25/35	8,065	4,623,036
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 1A1	A1	0.746	%(c)	02/25/35	6,139	4,872,925
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	BBB+(d)	5.305	%(c)	02/25/35	600	535,653
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	B3	0.446	%(c)	10/25/45	403	204,947
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	Caa2	0.496	%(c)	04/25/36	6,466	2,267,489
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Caa2	0.476	%(c)	04/25/36	592	251,982
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	B-(d)	4.48	%(c)	07/25/35	800	543,538
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	A1	3.588	%(c)	01/19/35	671	491,090
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	Ba1	0.587	%(c)	01/19/35	196	106,401
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	B3	0.617	%(c)	01/19/35	622	310,500
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	Baa3	1.246	%(c)	11/25/47	2,023	1,247,239
IMPAC Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.596	%(c)	08/25/36	659	522,313
Indymac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	Caa2	0.446	%(c)	10/25/36	2,666	1,609,299
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2	B3	0.516	%(c)	03/25/36	3,772	2,588,334
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	B+(d)	4.962	%(c)	08/25/35	1,400	1,074,675
JPMorgan Mortgage Trust, Series 2005-A8, Class 2A3	B2	4.954	%(c)	11/25/35	700	554,646
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	B	6.50%		01/25/36	5,060	3,265,698
Master Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 144A	Caa1	5.594	%(c)	11/25/35	5,840	3,270,980
Master Alternative Loans Trust, Series 2004-10, Class 5A1	AAA(d)	0.696	%(c)	09/25/34	3,001	2,601,813
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3	AAA(d)	4.442	%(c)	06/25/35	2,300	1,753,149
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 1A1	B-(d)	3.405	%(c)	12/25/35	2,250	1,771,581
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	A3	0.456	%(c)	02/25/36	567	408,713
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	A2	5.507	%(c)	11/25/34	4,709	4,441,740
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	B3	0.946	%(c)	12/25/35	4,827	3,004,016
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Caa2	5.057	%(c)	03/25/36	5,391	3,311,503
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Caa3	3.382	%(c)	06/25/36	2,221	1,023,878
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Baa2	7.00%		04/25/35	5,066	4,248,705
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa1	0.696	%(c)	01/25/37	3,073	1,738,889
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2	Caa2	6.00%		08/25/36	8,780	5,031,689
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa2	0.606	%(c)	01/25/37	770	404,634

Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	Baa1	8.00%		05/25/32	267	247,189
Residential Asset Securitization Trust, Series 2007-A7, Class A3	CCC(d)	6.00%		07/25/37	4,200	1,625,788
Saco I, Inc., Series 2007-VA1, Class A, 144A	BB(d)	8.543	%(c)	06/25/21	3,285	3,293,593
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Aa2	0.616	%(c)	07/25/34	535	375,090
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A	A1	3.215	%(c)	09/25/34	479	419,150
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	Aaa	0.546	%(c)	09/25/34	534	428,114
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 5A	Ba1	5.50	%(c)	12/25/34	999	901,104
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	Baa3	5.283	%(c)	06/25/35	174	119,260
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Ba2	5.896	%(c)	10/25/35	4,779	3,412,890
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	CCC(d)	5.799	%(c)	05/25/36	770	597,661
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1	Aa3	0.446	%(c)	09/25/47	389	356,293
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B1	0.596	%(c)	03/25/35	4,298	3,447,139
Structured Asset Securities Corp., Series 2005-RF2, Class A, 144A	B2	0.596	%(c)	04/25/35	4,190	3,367,746
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 144A	B1	0.596	%(c)	06/25/35	4,294	3,406,482
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.201	%(c)	09/25/37	5,051	4,307,406
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	CCC(d)	3.70	%(c)	08/20/35	310	192,471
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class A12A	Ba1	1.443	%(c)	06/25/46	757	475,422
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A3	B(d)	5.891	%(c)	08/25/36	3,940	2,950,901
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A	B3	1.213	%(c)	06/25/47	1,221	725,462
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-0A6, Class 1A	B3	1.273	%(c)	07/25/47	28,915	16,714,320
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	CCC(d)	5.396	%(c)	02/25/37	1,524	1,071,660
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	CCC(d)	5.508	%(c)	09/25/36	888	719,310
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1	A-(d)	5.743	%(c)	04/25/36	492	424,283

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $145,094,392)						131,405,190

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%

Federal National Mortgage Assoc. Notes		3.875%		07/12/13	3,950	4,205,632
Federal National Mortgage Assoc. Notes		4.875%		12/15/16	21,510	23,207,591
Federal National Mortgage Assoc. Notes		5.00%		03/15/16	7,340	8,045,536
Federal National Mortgage Assoc. Notes(a)		6.625%		11/15/30	3,660	4,373,949
Federal National Mortgage Assoc. Sub. Debs.		6.37%		10/09/19	5,800	3,393,522
Federal National Mortgage Assoc. Sub. Notes		4.625%		05/01/13	2,850	3,042,432
Financing Corp., FICO, PO		8.60%		09/26/19	80	50,998
Financing Corp., FICO, Series 6P, PO		10.35%		08/03/18	710	489,628
Financing Corp., FICO, Series 7P, PO		10.35%		08/03/18	1,290	889,606
Financing Corp., FICO, Series 8P, PO		10.35%		08/03/18	680	468,940
Financing Corp., FICO, Series 11P, PO		9.40%		02/08/18	440	313,079

Financing Corp., FICO, Series 11P, PO	9.65%		03/07/19	640	423,375
Financing Corp., FICO, Series 19P, PO	9.00%		06/06/19	210	136,649
Financing Corp., FICO, Series B-P, PO	9.80%		04/06/18	1,340	944,315
Financing Corp., FICO, Series D-P, PO	10.35%		08/03/18	1,590	1,096,491
Financing Corp., FICO, Series E-P, PO	9.65%		11/02/18	1,570	1,064,364
Financing Corp., FICO, Series I-P, PO	10.00%		05/11/18	1,670	1,169,551
Financing Corp., PO	3.49%		05/15/18	1,940	1,435,456

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $54,891,021)					54,751,114

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 20.2%

Federal Home Loan Mortgage Corp.	4.50%		TBA	3,200	3,207,002
Federal Home Loan Mortgage Corp.	5.50%		TBA	800	844,750
Federal Home Loan Mortgage Corp.	5.985	%(c)	07/01/36	3,197	3,294,517
Federal National Mortgage Assoc.	4.50%		TBA	23,100	23,959,043
Federal National Mortgage Assoc.	4.50%		TBA	32,700	32,771,548
Federal National Mortgage Assoc.	5.00%		09/01/33-06/01/35	88,548	91,527,412
Federal National Mortgage Assoc.	5.00%		TBA	3,400	3,507,311
Federal National Mortgage Assoc.	5.00%		TBA	10,100	10,652,349
Federal National Mortgage Assoc.	5.50%		02/01/35-07/01/38	56,294	59,395,532
Federal National Mortgage Assoc.	5.50%		TBA	3,000	3,161,718
Federal National Mortgage Assoc.	5.50%		TBA	42,200	45,134,208
Federal National Mortgage Assoc.	5.545	%(c)	08/01/37	573	600,931
Federal National Mortgage Assoc.	5.655	%(c)	05/01/37	434	453,401
Federal National Mortgage Assoc.	5.77	%(c)	01/01/37	701	733,751
Federal National Mortgage Assoc.	6.00%		09/01/37	4,776	5,081,076
Federal National Mortgage Assoc.	6.00%		TBA	3,700	3,986,750
Federal National Mortgage Assoc.	6.00%		TBA	82,200	87,311,854
Federal National Mortgage Assoc.	6.50%		TBA	23,500	25,468,125
Government National Mortgage Assoc.	4.50%		TBA	17,400	17,603,911
Government National Mortgage Assoc.	5.00%		TBA	24,600	25,568,625
Government National Mortgage Assoc.	5.00%		TBA	5,200	5,391,750
Government National Mortgage Assoc.	5.50%		TBA	13,800	14,595,653
Government National Mortgage Assoc.	6.00%		TBA	11,000	11,749,375
Government National Mortgage Assoc.	6.00%		TBA	1,900	2,034,187
Government National Mortgage Assoc.	6.50%		TBA	17,700	19,059,307

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $490,016,365)					497,094,086

U.S. TREASURY OBLIGATIONS — 32.5%

U.S. Treasury Bonds	2.375%		03/31/16	32,380	31,317,547
U.S. Treasury Bonds	3.50%		02/15/39	11,260	9,111,806
U.S. Treasury Bonds(a)	4.25%		05/15/39	27,990	25,934,470
U.S. Treasury Bonds	4.50%		08/15/39	40,240	38,856,750
U.S. Treasury Bonds	7.625%		02/15/25	55,210	27,486,575
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)	1.75%		01/15/28	6,500	6,363,666
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25	17,750	21,357,153
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.50%		01/15/29	14,330	15,285,852
U.S. Treasury Notes(a)	1.375%		03/15/13	7,330	7,287,046
U.S. Treasury Notes(a)	2.25%		01/31/15	102,350	101,238,581
U.S. Treasury Notes	2.625%		12/31/14	155,760	156,879,603
U.S. Treasury Notes	2.75%		11/30/16	27,280	26,527,672
U.S. Treasury Notes(a)	3.00%		02/28/17	68,420	67,345,601
U.S. Treasury Notes	3.125%		10/31/16-05/15/19	45,319	44,556,669
U.S. Treasury Notes(a)	3.375%		11/15/19	39,260	37,882,838

U.S. Treasury Notes(a)	3.625%	08/15/19-02/15/20	122,100	120,116,842
U.S. Treasury Notes(a)	4.375%	11/15/39	32,390	30,628,794
U.S. Treasury Notes	4.625%	02/15/40	29,440	29,016,800

TOTAL U.S. TREASURY OBLIGATIONS (cost $808,194,640)				797,194,265

	Shares
PREFERRED STOCKS — 0.2%
Financial Services — 0.2%
Citigroup Capital XII, 8.50%	139,325	3,576,473
GMAC, Inc., 7.00%, 144A	307	234,030

		3,810,503

U.S. Government Agency Obligations
Federal National Mortgage Assoc., 8.25%, CVT	40,150	50,990

TOTAL PREFERRED STOCKS (cost $4,584,137)		3,861,493

COMMON STOCKS*
SemGroup LP	1,966	56,719
SemGroup LP Escrow, 144A	760,000	1

TOTAL COMMON STOCKS (cost $718,714)		56,720

	Units
WARRANT(m)*
SemGroup LP, expiring 11/30/14 (cost $0)	2,070	14,614

TOTAL LONG-TERM INVESTMENTS (cost $2,317,887,516)		2,298,506,447

Shares
SHORT-TERM INVESTMENTS — 27.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 25.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $624,903,952; includes $213,463,116 of cash collateral for securities on loan)(b)(w)	624,903,952	624,903,952

Principal
Amount
(000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 2.0%

Federal Home Loan Mortgage Corp. (cost $49,924,889)	0.285%	10/26/10	$50,000	49,919,100

Notional
Amount
(000)#
OPTIONS PURCHASED(l)*

Call Options
10 Year U.S. Treasury Note Futures

expiring 05/21/10, Strike Price $117.00	179	123,063
expiring 05/21/10, Strike Price $119.00	714	122,719
expiring 05/21/10, Strike Price $121.00	63	10,828

		256,610

Put Options
10 Year U.S. Treasury Note Futures expiring 05/21/10, Strike Price $112.00	10	1,094
90 Day Euro Dollar Futures expiring 09/13/10, Strike Price $99.00	788	27,562

		28,656

TOTAL OPTIONS PURCHASED (cost $573,491)		285,266

TOTAL SHORT-TERM INVESTMENTS (cost $675,402,332)		675,108,318

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—121.1% (cost $2,993,289,848)		2,973,614,765

			Principal
			Amount
			(000)#
SECURITIES SOLD SHORT — (3.3)%

Federal National Mortgage Association — (3.0)%
Federal National Mortgage Assoc.	4.50%	TBA	55,600	(59,057,653)
Federal National Mortgage Assoc.	4.50%	TBA	11,800	(11,825,818)
Federal National Mortgage Assoc.	5.00%	TBA	3,400	(3,507,311)

				(74,390,782)

Government National Mortgage Assoc. — (0.3)%
Government National Mortgage Assoc.	6.00%	TBA	7,200	(7,690,500)

TOTAL SECURITIES SOLD SHORT (proceeds received $82,273,086)				(82,081,282)

	Notional
	Amount
	(000)#
OPTIONS WRITTEN(l)*

Call Options
10 Year U.S. Treasury Note Futures expiring 05/30/10, Strike Price $121.00	117	(5,484)
90 Day Euro Dollar Futures
expiring 09/13/10, Strike Price $99.13	583	(225,719)
expiring 03/14/11, Strike Price $98.75	448	(172,288)
expiring 05/21/11, Strike Price $99.38	158	(41,737)

		(445,228)

Put Options
90 Day Euro Dollar Futures
expiring 03/14/11, Strike Price $98.75	448	(140,963)

expiring 09/13/11, Strike Price $99.63	788	(11,812)

		(152,775)

TOTAL OPTIONS WRITTEN (premiums received $645,380)		(598,003)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o)—117.7% (cost $2,910,371,382)		2,890,935,480
Other liabilities in excess of other assets(x) — (17.7)%		(435,522,776)

NET ASSETS — 100.0%		$2,455,412,704

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

FDIC	Federal Deposit Insurance Corp.

MTN	Medium Term Note

PIK	Payment-in-Kind

FICO	Financing Corporation

NR	Not Rated by Moody’s or Standard & Poor’s

PO	Principal Only Securities

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

BRL	Brazilian Real

EUR	Euro

*	Non-income producing security.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $208,745,239; cash collateral of $213,463,116 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such security is $4,589,281. The aggregate value of $1,438,500 is approximately 0.1% of net assets.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative subject to interest rate contracts risk exposure as of March 31, 2010.

(m)	The amount represents fair value of derivative subject to equity contracts risk exposure as of March 31, 2010.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2010, 3 securities representing $257,891 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(r)	Less than $1,000 par.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate swap agreements as follows:

Futures contracts open at March 31, 2010:

				Value at	Unrealized
Number of		Expiration	Value at	March 31,	Appreciation
Contracts	Type	Date	Trade Date	2010	(Depreciation)(1)
Long Positions:
36	90 Day Euro Dollar	Jun 10	$8,853,750	$8,966,700	$112,950
61	90 Day Euro Dollar	Sep 10	15,062,313	15,168,413	106,100
177	90 Day Euro Dollar	Dec 11	43,263,225	43,243,313	(19,912)
96	2 Year U.S. Treasury Note	Jun 10	20,832,656	20,827,500	(5,156)
368	5 Year U.S. Treasury Note	Jun 10	42,291,045	42,262,500	(28,545)
269	30 Year U.S. Treasury Bond Futures	Jun 10	32,395,602	32,271,593	(124,009)

					41,428

Short Positions:
177	90 Day Euro Dollar	Dec 10	43,865,025	43,882,725	17,700
1,995	10 Year U.S. Treasury Note	Jun 10	231,125,524	231,918,750	793,226
207	30 Year U.S. Treasury Bond	Jun 10	24,019,118	24,037,875	18,757

					829,683

					$871,111

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.
Forward foreign currency exchange contracts outstanding at March 31, 2010:

				Value at
		Notional		Settlement
		Amount		Date	Current	Unrealized
Sale Contracts	Counterparty	(000)		Receivable	Value	Appreciation(1)
Euro,
Expiring 05/18/10	Citibank	EUR	17,230	$23,333,209	$23,272,632	$60,577
Expiring 05/18/10	Warburg, Dillion, Read LLC	EUR	3,023	4,187,155	4,083,132	104,023

						$164,600

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010

Interest rate swap agreements outstanding at March 31, 2010:

						Upfront	Unrealized
		Notional Amount			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)	Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Barclays Bank PLC(1)	09/16/39	$7,120	3.25%	3 month LIBOR	$282,021	$(96,857)	$378,878
Barclays Bank PLC(1)	02/15/25	4,350	0.25%	3 month LIBOR	(570)	—	(570)
Barclays Bank PLC(1)	02/15/25	5,580	0.25%	3 month LIBOR	(29,195)	—	(29,195)
Barclays Bank PLC(1)	02/15/25	27,600	0.25%	3 month LIBOR	(132,038)	—	(132,038)
Barclays Bank PLC(1)	02/15/25	14,960	0.25%	3 month LIBOR	(99,469)	—	(99,469)

					$20,749	$(96,857)	$117,606

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$—	$56,719	$1
Preferred Stocks	3,861,493	—	—
Warrant	—	—	14,614
Asset-Backed Securities	—	67,429,855	243,276
Bank Loans	—	8,770,432	—
Commerical Mortgage-Backed Securities	—	28,745,488	—
Corporate Bonds	—	679,754,377	—
Foreign Government Bonds	—	25,296,661	—
Municipal Bonds	—	3,888,876	—
Residential Mortgage-Backed Securities	—	131,405,190	—
U.S. Government Agency Obligations	—	104,670,214	—
U.S. Government Agency Mortgage-Backed Obligations	—	497,094,086	—
U.S. Treasury Obligations	—	797,194,265	—
Affiliated Money Market Mutual Fund	624,903,952	—	—
Purchased Options	—	285,266	—
Written Options	—	(598,003)	—
Short Sales — U.S. Government Mortgage-Backed Obligations	—	(82,081,282)	—
Other Financial Instuments*
Futures	871,111	—	—
Forward Foreign Currency Contracts	—	164,600	—
Interest Rate Swaps	—	117,606	—

Total	$629,636,556	$2,262,194,350	$257,891

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Portfolio did not have significant transfers between Level 1 and Level 2 during the reporting period.
As of March 31, 2010 and December 31, 2009, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

Notes to the Schedule of Investments (Unaudited)
Securities Valuation: Securities listed on a securities exchange (other that options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter Market, including listed securities for which the primary market is believed by AST Investment Services, Inc. (formerly American Skandia Investment Services, Inc.) and Prudential Investments LLC (“PI”), the co-managers (together the “Manager”), in consultation with the sub advisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.
Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).
Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.
Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.
Futures contracts and options there on traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.
Forward currency contracts are valued daily at current exchange rates.
Swaps are valued by “marking-to-market” the unrealized gains or losses daily.
Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.
Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.
The Trust invests in the Prudential Core Taxable Money Market Fund (formerly known as Taxable Money Market Series) (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2 (formerly known as Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.
Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures
(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 — Attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs Deborah A. Docs
Secretary of the Fund

Date May 25, 2010
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier Steve Pelletier
President and Principal Executive Officer

Date May 25, 2010

By (Signature and Title)*	/s/ Grace C. Torres Grace C. Torres Treasurer and Principal Financial Officer

Date May 25, 2010

*	Print the name and title of each signing officer under his or her signature.